UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: May 31, 2025

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Semi-Annual Shareholder Report: November 30, 2024

Large Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLCAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class A Shares	$10	0.18%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$878,326	369	$667	32%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Funds	0.6%
Cash Equivalent	2.1%
Utilities	2.2%
Real Estate	2.3%
Materials	2.7%
Energy	4.1%
Consumer Staples	5.5%
Communication Services	7.8%
Consumer Discretionary	9.4%
Health Care	10.1%
Industrials	10.9%
Financials	17.1%
Information Technology	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.2%
Apple Inc	3.6%
Amazon.com Inc	2.8%
NVIDIA Corp	2.7%
Broadcom Inc	2.1%
Meta Platforms Inc, Cl A	2.0%
Visa Inc, Cl A	1.5%
Johnson & Johnson	1.3%
Morgan Stanley	1.3%
JPMorgan Chase & Co	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLCAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Large Cap Disciplined Equity Fund

SEI Institutional Investments Trust/Class A Shares - SCPAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Disciplined Equity Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Disciplined Equity Fund, Class A Shares	$10	0.18%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,390,116	324	$1,018	55%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.4%
Futures Contracts	0.1%
U.S. Treasury Obligation	2.1%
Real Estate	2.2%
Materials	2.3%
Utilities	2.7%
Energy	3.5%
Cash Equivalent	4.5%
Consumer Staples	6.3%
Communication Services	6.9%
Consumer Discretionary	8.4%
Industrials	9.4%
Health Care	10.4%
Financials	16.5%
Information Technology	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.7%
Microsoft Corp	4.7%
NVIDIA Corp	2.7%
Amazon.com Inc	2.2%
Meta Platforms Inc, Cl A	2.1%
JPMorgan Chase & Co	1.9%
Broadcom Inc	1.5%
UnitedHealth Group Inc	1.3%
Alphabet Inc, Cl A	1.3%
Citigroup Inc	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCPAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Large Cap Index Fund

SEI Institutional Investments Trust/Class A Shares - LCIAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Index Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class A Shares	$2	0.04%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,895,622	1,009	$92	1%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Cash Equivalent	2.0%
Utilities	2.3%
Materials	2.4%
Real Estate	2.5%
Energy	3.4%
Consumer Staples	5.4%
Communication Services	8.5%
Industrials	9.3%
Health Care	10.2%
Consumer Discretionary	10.7%
Financials	14.2%
Information Technology	28.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.1%
NVIDIA Corp	5.7%
Microsoft Corp	5.5%
Amazon.com Inc	3.4%
Meta Platforms Inc, Cl A	2.2%
Alphabet Inc, Cl A	1.7%
Tesla Inc	1.7%
Berkshire Hathaway Inc, Cl B	1.6%
Alphabet Inc, Cl C	1.5%
Broadcom Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

LCIAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

S&P 500 Index Fund

SEI Institutional Investments Trust/Class A Shares - SPINX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the S&P 500 Index Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class A Shares	$3	0.05%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,400,203	505	$219	2%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.7%
Materials	2.0%
Real Estate	2.2%
Utilities	2.4%
Energy	3.4%
Consumer Staples	5.6%
Industrials	8.5%
Communication Services	8.7%
Health Care	10.4%
Consumer Discretionary	10.5%
Financials	13.6%
Information Technology	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.9%
NVIDIA Corp	6.5%
Microsoft Corp	6.0%
Amazon.com Inc	3.7%
Meta Platforms Inc, Cl A	2.4%
Alphabet Inc, Cl A	1.9%
Tesla Inc	1.8%
Berkshire Hathaway Inc, Cl B	1.7%
Alphabet Inc, Cl C	1.6%
Broadcom Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SPINX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Extended Market Index Fund

SEI Institutional Investments Trust/Class A Shares - SMXAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Extended Market Index Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Market Index Fund, Class A Shares	$3	0.06%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,241,821	2,244	$174	9%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Registered Investment Company	0.0%
Futures Contracts	0.1%
Utilities	1.6%
Cash Equivalent	1.6%
Consumer Staples	2.9%
Energy	4.1%
Communication Services	4.4%
Materials	5.0%
Real Estate	5.1%
Health Care	10.7%
Consumer Discretionary	11.1%
Information Technology	16.9%
Industrials	17.3%
Financials	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apollo Global Management Inc	1.1%
AppLovin Corp, Cl A	1.1%
Marvell Technology Inc	1.0%
CRH PLC	0.9%
Spotify Technology SA	0.9%
DoorDash Inc, Cl A	0.8%
MicroStrategy Inc, Cl A	0.7%
Coinbase Global Inc, Cl A	0.7%
Trade Desk Inc/The, Cl A	0.7%
Snowflake Inc, Cl A	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMXAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Small Cap Fund

SEI Institutional Investments Trust/Class A Shares - SLPAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Small Cap Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class A Shares	$22	0.41%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$273,252	841	$527	44%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.6%
Communication Services	1.7%
Utilities	1.8%
Materials	2.8%
Energy	4.9%
Real Estate	4.9%
Consumer Staples	5.1%
Consumer Discretionary	9.3%
Information Technology	13.0%
Health Care	13.4%
Industrials	18.4%
Financials	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sprouts Farmers Market Inc	0.7%
FTAI Aviation Ltd	0.7%
Exelixis Inc	0.7%
Vertex Inc, Cl A	0.6%
Merit Medical Systems Inc	0.6%
Q2 Holdings Inc	0.6%
Stifel Financial Corp	0.6%
Piper Sandler Cos	0.6%
Modine Manufacturing Co	0.6%
CNO Financial Group Inc	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLPAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Small Cap II Fund

SEI Institutional Investments Trust/Class A Shares - SECAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Small Cap II Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap II Fund, Class A Shares	$21	0.39%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$310,795	577	$508	42%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	1.7%
Utilities	1.8%
Communication Services	2.0%
Consumer Staples	3.2%
Materials	4.8%
Real Estate	5.2%
Energy	6.5%
Consumer Discretionary	9.9%
Information Technology	11.1%
Health Care	11.3%
Industrials	19.6%
Financials	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.4%
Old National Bancorp/IN	1.2%
Encompass Health Corp	0.9%
Jackson Financial Inc, Cl A	0.8%
CNO Financial Group Inc	0.8%
Comerica Inc	0.8%
Cleveland-Cliffs Inc	0.8%
Lincoln National Corp	0.8%
Standex International Corp	0.7%
Photronics Inc	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SECAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Small/Mid Cap Equity Fund

SEI Institutional Investments Trust/Class A Shares - SSMAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Small/Mid Cap Equity Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small/Mid Cap Equity Fund, Class A Shares	$22	0.40%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$878,643	459	$1,580	28%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.9%
Communication Services	2.1%
Utilities	2.1%
Consumer Staples	3.5%
Materials	3.6%
Energy	3.9%
Real Estate	4.8%
Consumer Discretionary	11.3%
Health Care	12.0%
Information Technology	12.8%
Financials	17.7%
Industrials	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ensign Group Inc/The	1.0%
Kinsale Capital Group Inc	0.9%
Matador Resources Co	0.9%
Hamilton Lane Inc, Cl A	0.9%
ExlService Holdings Inc	0.9%
Allison Transmission Holdings Inc	0.9%
Axon Enterprise Inc	0.8%
Casey's General Stores Inc	0.8%
Vertex Inc, Cl A	0.7%
Pool Corp	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSMAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

U.S. Equity Factor Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SEHAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the U.S. Equity Factor Allocation Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Factor Allocation Fund, Class A Shares	$1	0.01%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,133,394	414	$-	27%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Cash Equivalent	0.3%
Utilities	1.4%
Energy	1.7%
Materials	1.7%
Consumer Staples	7.4%
Communication Services	8.6%
Industrials	11.2%
Health Care	11.3%
Financials	12.8%
Consumer Discretionary	13.0%
Information Technology	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.0%
Microsoft Corp	4.1%
NVIDIA Corp	3.7%
Alphabet Inc, Cl A	2.1%
Meta Platforms Inc, Cl A	1.8%
Amazon.com Inc	1.7%
Altria Group Inc	1.0%
Gilead Sciences Inc	1.0%
Eli Lilly & Co	0.9%
F5 Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEHAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

U.S. Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SVYAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class A Shares	$11	0.20%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$775,662	320	$677	16%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.1%
Cash Equivalent	1.3%
Energy	2.7%
Materials	2.8%
Utilities	5.4%
Consumer Discretionary	5.6%
Communication Services	8.5%
Industrials	9.5%
Financials	13.2%
Information Technology	16.7%
Health Care	16.8%
Consumer Staples	17.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	2.2%
Amdocs Ltd	2.1%
Cisco Systems Inc	1.7%
Comcast Corp, Cl A	1.5%
Bristol-Myers Squibb Co	1.5%
Merck & Co Inc	1.4%
AT&T Inc	1.4%
International Business Machines Corp	1.4%
Bank of New York Mellon Corp/The	1.3%
Gilead Sciences Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SVYAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Global Managed Volatility Fund

SEI Institutional Investments Trust/Class A Shares - SGMAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Global Managed Volatility Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class A Shares	$13	0.24%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,964,704	576	$2,219	24%

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Forward Contracts	0.2%
Other Countries	5.0%
Norway	1.1%
Germany	1.4%
Hong Kong	1.5%
Singapore	1.5%
Sweden	2.0%
Netherlands	2.5%
France	2.7%
Switzerland	3.2%
United Kingdom	3.6%
Canada	4.9%
Japan	8.4%
United States	62.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	2.0%
AT&T Inc	1.6%
Cisco Systems Inc	1.5%
Novartis AG	1.5%
Koninklijke Ahold Delhaize NV	1.3%
Comcast Corp, Cl A	1.3%
Bank of New York Mellon Corp/The	1.2%
International Business Machines Corp	1.2%
Merck & Co Inc	1.1%
Johnson & Johnson	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGMAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - WEUSX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the World Equity Ex-US Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Equity Ex-US Fund, Class A Shares	$14	0.27%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,648,545	1,056	$9,365	26%

Country/Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.1%
Futures Contracts	0.0%
Other Countries	26.5%
Australia	2.8%
United States	3.2%
South Korea	3.3%
Netherlands	4.1%
Taiwan	4.2%
Canada	4.7%
China	5.5%
Switzerland	5.8%
France	6.8%
Germany	7.4%
Japan	11.3%
United Kingdom	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Roche Holding AG	1.6%
SAP SE	1.2%
Taiwan Semiconductor Manufacturing Co Ltd	1.1%
Reckitt Benckiser Group PLC	1.0%
Industria de Diseno Textil SA	1.0%
Sanofi SA	0.9%
Wolters Kluwer NV	0.9%
Check Point Software Technologies Ltd	0.8%
Tencent Holdings Ltd	0.8%
Accenture PLC, Cl A	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

WEUSX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Screened World Equity Ex-US Fund

SEI Institutional Investments Trust/Class A Shares - SSEAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Screened World Equity Ex-US Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Screened World Equity Ex-US Fund, Class A Shares	$17	0.34%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$161,570	913	$184	32%

Country/Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.1%
Futures Contracts	0.0%
Other Countries	27.6%
Netherlands	3.5%
South Korea	3.6%
Australia	3.7%
Switzerland	4.2%
France	4.6%
China	4.7%
Taiwan	4.7%
Canada	5.1%
Germany	6.5%
United Kingdom	9.1%
United States	9.9%
Japan	11.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SAP SE	1.3%
AP Moller - Maersk A/S, Cl B	1.1%
Burberry Group PLC	1.1%
Taiwan Semiconductor Manufacturing Co Ltd	1.1%
Industria de Diseno Textil SA	1.0%
Flow Traders Ltd	1.0%
AIA Group Ltd	1.0%
Imperial Brands PLC	1.0%
Envista Holdings Corp	1.0%
Check Point Software Technologies Ltd	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSEAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

World Select Equity Fund

SEI Institutional Investments Trust/Class A Shares - SWSAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the World Select Equity Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Select Equity Fund, Class A Shares	$15	0.29%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$294,684	544	$311	20%

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Forward Contracts	0.0%
Other Countries	8.5%
Spain	0.8%
India	0.9%
South Africa	1.0%
Hong Kong	1.1%
China	1.2%
South Korea	1.3%
Germany	1.6%
Canada	1.6%
France	1.7%
United Kingdom	4.6%
Japan	4.7%
United States	68.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	1.9%
Microsoft Corp	1.8%
Alphabet Inc, Cl A	1.5%
Equitable Holdings Inc	1.2%
Moody's Corp	1.2%
Meta Platforms Inc, Cl A	1.1%
AT&T Inc	1.1%
Allstate Corp/The	1.1%
Tyson Foods Inc, Cl A	1.1%
AutoZone Inc	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SWSAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Emerging Markets Equity Fund

SEI Institutional Investments Trust/Class A Shares - SMQFX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Emerging Markets Equity Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class A Shares	$32	0.64%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$822,418	420	$2,461	28%

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	21.3%
Mexico	1.8%
Vietnam	1.8%
United Arab Emirates	2.1%
Philippines	2.3%
South Africa	2.8%
United States	3.7%
Indonesia	4.1%
Brazil	5.5%
South Korea	10.9%
India	12.0%
Taiwan	14.7%
China	17.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.8%
Tencent Holdings Ltd	1.7%
Naspers Ltd, Cl N	1.6%
Alibaba Group Holding Ltd	1.5%
Samsung Electronics Co Ltd	1.4%
Kia Corp	1.3%
Contemporary Amperex Technology Co Ltd, Cl A	1.3%
Hana Financial Group Inc	1.2%
Emaar Properties PJSC	1.2%
Itau Unibanco Holding SA ADR	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMQFX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Opportunistic Income Fund

SEI Institutional Investments Trust/Class A Shares - ENIAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Opportunistic Income Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Income Fund, Class A Shares	$15	0.29%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$367,508	837	$424	19%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Municipal Bond	0.0%
Consumer Staples	0.1%
Communication Services	0.1%
Health Care	0.2%
Warrants	0.2%
Utilities	0.2%
Real Estate	0.2%
Materials	0.3%
Consumer Discretionary	0.3%
Energy	0.3%
Industrials	0.5%
Repurchase Agreement	1.2%
U.S. Treasury Obligations	1.9%
Financials	2.0%
Cash Equivalent	4.4%
Asset-Backed Securities	28.5%
Mortgage-Backed Securities	29.4%
Loan Participations	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2, TSFR1M + 2.014%	6.602%	05/25/58	0.8%
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1, SOFR30A + 2.300%	7.025%	05/25/43	0.6%
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B, SOFR30A + 3.500%	8.234%	05/25/43	0.6%
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B, SOFR30A + 3.100%	7.825%	03/25/43	0.6%
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A, SOFR90A + 1.950%	6.882%	09/01/26	0.5%
GM Financial Consumer Automobile Receivables Trust, Ser 2021-2, Cl B	1.090%	12/16/26	0.5%
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1, SOFR30A + 2.500%	7.234%	04/25/43	0.5%
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8, TSFR1M + 1.114%	5.702%	09/25/34	0.5%
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl A1, SOFR30A + 1.250%	5.984%	03/25/44	0.5%
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1, SOFR30A + 1.900%	6.625%	06/25/43	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

ENIAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Core Fixed Income Fund

SEI Institutional Investments Trust/Class A Shares - SCOAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Core Fixed Income Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class A Shares	$6	0.12%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,136,971	3,466	$3,650	187%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Interest Rate Swaps	0.0%
Futures Contracts	0.0%
Municipal Bonds	0.2%
Sovereign Debt	0.2%
Materials	0.3%
U.S. Government Agency Obligations	0.5%
Real Estate	0.7%
Consumer Discretionary	0.8%
Consumer Staples	1.2%
Information Technology	1.4%
Energy	1.5%
Industrials	1.6%
Communication Services	1.8%
Health Care	2.0%
Utilities	2.5%
Cash Equivalent	6.7%
Asset-Backed Securities	7.3%
Financials	7.7%
U.S. Treasury Obligations	32.2%
Mortgage-Backed Securities	42.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.125%	11/30/29	3.7%
U.S. Treasury Notes	4.125%	10/31/29	2.7%
U.S. Treasury Bonds	4.125%	08/15/44	2.5%
U.S. Treasury Notes	4.250%	11/15/34	2.5%
U.S. Treasury Bonds	4.500%	11/15/54	1.6%
U.S. Treasury Notes	4.125%	11/15/27	1.6%
U.S. Treasury Notes	3.875%	10/15/27	1.5%
U.S. Treasury Notes	4.125%	10/31/26	1.5%
U.S. Treasury Notes	4.250%	11/30/26	1.5%
U.S. Treasury Notes	2.375%	05/15/27	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCOAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

High Yield Bond Fund

SEI Institutional Investments Trust/Class A Shares - SGYAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the High Yield Bond Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class A Shares	$15	0.29%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,932,075	1,294	$2,473	27%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Warrants	0.1%
U.S. Treasury Obligations	0.2%
Preferred Stock	0.6%
Utilities	2.0%
Real Estate	2.2%
Consumer Staples	2.4%
Cash Equivalent	3.4%
Information Technology	3.8%
Materials	6.5%
Health Care	6.9%
Asset-Backed Securities	8.3%
Financials	8.4%
Industrials	9.1%
Loan Participations	9.5%
Energy	10.7%
Consumer Discretionary	12.5%
Communication Services	14.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
DISH Network	11.750%	11/15/27	0.7%
Zayo Group Holdings	4.000%	03/01/27	0.5%
CCO Holdings LLC	5.125%	05/01/27	0.5%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.4%
Global Medical Response	10.000%	10/31/28	0.4%
CCO Holdings LLC	4.500%	08/15/30	0.4%
Medline Borrower LP	3.875%	04/01/29	0.4%
Tronox	4.625%	03/15/29	0.4%
TransDigm	7.125%	12/01/31	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGYAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Long Duration Fund

SEI Institutional Investments Trust/Class A Shares - LDRAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Long Duration Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Fund, Class A Shares	$8	0.16%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$387,079	921	$227	104%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Interest Rate Swaps	0.0%
Futures Contracts	0.1%
Mortgage-Backed Securities	0.2%
Sovereign Debt	0.8%
U.S. Government Agency Obligations	1.1%
Materials	1.2%
Real Estate	1.3%
Cash Equivalent	1.7%
Consumer Discretionary	2.3%
Municipal Bonds	3.1%
Information Technology	3.4%
Consumer Staples	3.9%
Energy	5.5%
Industrials	5.9%
Communication Services	7.1%
Health Care	8.9%
Utilities	9.8%
Financials	10.7%
U.S. Treasury Obligations	32.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.500%	11/15/54	4.6%
U.S. Treasury Bonds	4.125%	08/15/44	3.2%
U.S. Treasury Bonds	4.250%	02/15/54	2.3%
U.S. Treasury Bonds	2.000%	11/15/41	2.2%
U.S. Treasury Bonds	3.125%	02/15/43	2.0%
U.S. Treasury Bonds	4.500%	02/15/44	1.8%
U.S. Treasury Bonds	4.250%	08/15/54	1.5%
U.S. Treasury Bonds	1.750%	08/15/41	1.4%
U.S. Treasury Bonds	3.375%	11/15/48	1.2%
U.S. Treasury Bonds	3.625%	05/15/53	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

LDRAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Long Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SLDAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Long Duration Credit Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Credit Fund, Class A Shares	$7	0.14%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,252,744	1,211	$1,944	40%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Interest Rate Swaps	0.0%
Futures Contracts	0.1%
Sovereign Debt	1.1%
Materials	1.2%
Cash Equivalent	1.4%
Real Estate	1.6%
Consumer Discretionary	4.0%
Municipal Bonds	4.0%
Consumer Staples	5.4%
Energy	5.7%
Information Technology	5.7%
Communication Services	5.9%
Industrials	6.9%
U.S. Treasury Obligations	7.7%
Health Care	13.7%
Utilities	16.0%
Financials	19.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.250%	08/15/54	1.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	1.5%
U.S. Treasury Bonds	4.500%	11/15/54	0.9%
Comcast	2.937%	11/01/56	0.8%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.8%
U.S. Treasury Bonds	4.125%	08/15/44	0.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.700%	02/01/36	0.7%
Comcast	2.987%	11/01/63	0.6%
U.S. Treasury Bonds	4.625%	05/15/44	0.6%
U.S. Treasury Notes	4.250%	11/15/34	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLDAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Ultra Short Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SUSAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class A Shares	$7	0.14%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$444,332	609	$204	32%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.1%
U.S. Government Agency Obligation	0.3%
Cash Equivalent	0.4%
Information Technology	0.5%
Materials	0.6%
Consumer Staples	0.7%
Communication Services	0.9%
Municipal Bonds	1.1%
Energy	1.4%
Industrials	1.6%
Health Care	2.2%
Utilities	2.4%
Repurchase Agreements	2.9%
Consumer Discretionary	3.1%
Mortgage-Backed Securities	13.3%
U.S. Treasury Obligations	13.9%
Financials	18.9%
Asset-Backed Securities	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	0.500%	02/28/26	2.9%
U.S. Treasury Notes	4.000%	12/15/25	1.6%
U.S. Treasury Notes	4.250%	05/31/25	1.0%
U.S. Treasury Notes	0.375%	11/30/25	1.0%
Bank of America, SOFRRATE + 1.150%	1.319%	06/19/26	1.0%
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A	4.950%	10/15/27	0.9%
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3	4.660%	02/16/28	0.9%
JPMorgan Chase, SOFRRATE + 1.320%	4.080%	04/26/26	0.8%
Morgan Stanley, SOFRRATE + 1.669%	4.679%	07/17/26	0.8%
Goldman Sachs Group, SOFRRATE + 1.075%	5.798%	08/10/26	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SUSAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Emerging Markets Debt Fund

SEI Institutional Investments Trust/Class A Shares - SEDAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Emerging Markets Debt Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class A Shares	$23	0.44%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,666,030	1,324	$3,217	38%

Country/Asset WeightingsFootnote Reference*

Value	Value
Interest Rate Swaps	-0.2%
Forward Contracts	-0.1%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Other Countries	42.6%
Dominican Republic	2.2%
Thailand	2.2%
Hungary	2.6%
China	2.8%
Poland	3.3%
Turkey	3.6%
Brazil	4.1%
Colombia	5.4%
Malaysia	5.8%
Indonesia	5.9%
South Africa	7.1%
Mexico	7.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Republic of Poland Government Bond	7.500%	07/25/28	1.1%
Thailand Government Bond	2.650%	06/17/28	1.0%
Republic of South Africa Government International Bond, ZAR	8.750%	01/31/44	1.0%
Republic of South Africa Government International Bond	9.000%	01/31/40	1.0%
Turkiye Government Bond	26.200%	10/05/33	0.9%
Mexican Bonos, MXN	7.750%	05/29/31	0.9%
Petroleos Mexicanos	7.690%	01/23/50	0.8%
Republic of South Africa Government International Bond, ZAR	8.500%	01/31/37	0.7%
Republic of South Africa Government International Bond, ZAR	8.750%	02/28/48	0.7%
Malaysia Government Bond	3.882%	03/14/25	0.7%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEDAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Real Return Fund

SEI Institutional Investments Trust/Class A Shares - RRPAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Real Return Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class A Shares	$1	0.02%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$255,356	22	$-	16%

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	6.7%
U.S. Treasury Inflation-Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation-Protected Securities	1.625%	10/15/27	6.1%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	6.0%
U.S. Treasury Inflation-Protected Securities	0.125%	04/15/27	5.9%
U.S. Treasury Inflation-Protected Securities	0.125%	10/15/26	5.8%
U.S. Treasury Inflation-Protected Securities	0.500%	01/15/28	5.3%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	5.3%
U.S. Treasury Inflation-Protected Securities	0.625%	01/15/26	5.2%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/26	5.2%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

RRPAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Limited Duration Bond Fund

SEI Institutional Investments Trust/Class A Shares - SLDBX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Limited Duration Bond Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Bond Fund, Class A Shares	$5	0.10%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,217,934	494	$889	149%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Energy	0.1%
Communication Services	0.5%
U.S. Government Agency Obligation	0.7%
Materials	0.7%
Health Care	0.8%
Information Technology	0.8%
Municipal Bonds	0.9%
Real Estate	1.0%
Consumer Staples	1.9%
Consumer Discretionary	2.8%
Industrials	2.9%
Utilities	3.2%
Cash Equivalent	6.0%
Financials	12.8%
Mortgage-Backed Securities	18.6%
Asset-Backed Securities	23.4%
U.S. Treasury Obligations	34.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	11/30/26	6.2%
U.S. Treasury Notes	2.500%	03/31/27	5.2%
U.S. Treasury Notes	3.250%	06/30/27	5.1%
U.S. Treasury Notes	0.500%	02/28/26	3.9%
U.S. Treasury Notes	4.125%	10/31/26	3.5%
U.S. Treasury Notes	0.750%	08/31/26	3.0%
U.S. Treasury Notes	4.125%	11/15/27	2.7%
U.S. Treasury Notes	0.500%	10/31/27	2.1%
U.S. Treasury Notes	1.250%	12/31/26	2.1%
FNMA	4.500%	12/15/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SLDBX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Intermediate Duration Credit Fund

SEI Institutional Investments Trust/Class A Shares - SIDCX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Intermediate Duration Credit Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Credit Fund, Class A Shares	$7	0.14%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,039,124	1,014	$2,475	61%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Sovereign Debt	0.7%
Materials	1.7%
Cash Equivalent	1.7%
Real Estate	2.2%
Municipal Bonds	2.8%
Information Technology	3.8%
Consumer Staples	4.3%
Energy	4.6%
Communication Services	5.0%
Consumer Discretionary	5.3%
Industrials	6.9%
U.S. Treasury Obligations	7.8%
Health Care	8.4%
Utilities	10.4%
Financials	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.125%	11/15/27	1.3%
U.S. Treasury Notes	4.250%	11/15/34	1.3%
U.S. Treasury Notes	4.125%	10/31/29	1.2%
U.S. Treasury Bonds	4.250%	08/15/54	0.9%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.6%
Bank of America, SOFRRATE + 1.830%	4.571%	04/27/33	0.5%
Goldman Sachs Group, SOFRRATE + 1.248%	2.383%	07/21/32	0.5%
U.S. Treasury Bonds	4.125%	08/15/44	0.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	0.5%
U.S. Treasury Bonds	4.625%	11/15/44	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SIDCX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Dynamic Asset Allocation Fund

SEI Institutional Investments Trust/Class A Shares - SDLAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class A Shares	$1	0.02%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,757,862	536	$87	10%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Written Swaption	-0.4%
Written Options	-0.3%
Total Return Swaps	-0.1%
Purchased Options	0.5%
Purchased Swaption	0.5%
Cash Equivalent	1.2%
Materials	1.5%
Futures Contracts	1.6%
Interest Rate Swaps	1.6%
Real Estate	1.7%
Utilities	1.8%
Energy	2.5%
Consumer Staples	4.2%
Industrials	6.3%
Communication Services	6.5%
Health Care	7.7%
Consumer Discretionary	7.8%
Financials	10.1%
Information Technology	27.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	7.3%
Microsoft Corp	6.9%
NVIDIA Corp	4.9%
Amazon.com Inc	2.8%
Meta Platforms Inc, Cl A	1.8%
Interest Rate Swap 4.35% 11/02/2031	1.6%
Alphabet Inc, Cl A	1.4%
S&P500 EMINI FUTURE	1.4%
Tesla Inc	1.4%
Berkshire Hathaway Inc, Cl B	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SDLAX-SAR-24

Semi-Annual Shareholder Report: November 30, 2024

Multi-Asset Real Return Fund

SEI Institutional Investments Trust/Class A Shares - SEIAX

Fund Overview

This semi-annual shareholder report contains important information about Class A Shares of the Multi-Asset Real Return Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Real Return Fund, Class A Shares	$43	0.85%

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$731,952	1,540	$688	15%

Sector/Asset WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	-9.4%
Materials	-1.5%
Information Technology	-0.1%
Rights	0.0%
Financials	0.0%
Forwards	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.1%
Interest Rate Swaps	0.1%
Sovereign Debt	0.3%
U.S. Government Agency Obligations	1.2%
Utilities	1.5%
Communication Services	1.8%
Real Estate	3.0%
Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.8%
Health Care	5.7%
Consumer Staples	7.4%
Corporate Obligations	7.5%
Energy	7.6%
U.S. Treasury Obligations	50.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	24.1%
U.S. Treasury Inflation-Protected Securities	0.250%	07/15/29	8.1%
Exxon Mobil Corp	—	—	1.9%
U.S. Treasury Notes, USBMMY3M + 0.200%	4.650%	01/31/25	1.4%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.620%	10/31/25	1.3%
U.S. Treasury Notes, USBMMY3M + 0.245%	4.695%	01/31/26	1.1%
Microsoft Corp	—	—	1.0%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.575%	07/31/25	1.0%
U.S. Treasury Notes, USBMMY3M + 0.169%	4.619%	04/30/25	1.0%
Costco Wholesale Corp	—	—	1.0%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-DIAL-SEI

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEIAX-SAR-24

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2024.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

November 30, 2024

Semi-Annual Financials and Other Information

SEI Institutional Investments Trust

❯	Large Cap Fund

❯	Large Cap Disciplined Equity Fund

❯	Large Cap Index Fund

❯	S&P 500 Index Fund

❯	Extended Market Index Fund

❯	Small Cap Fund

❯	Small Cap II Fund

❯	Small/Mid Cap Equity Fund

❯	U.S. Equity Factor Allocation Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	World Equity Ex-US Fund

❯	Screened World Equity Ex-US Fund

❯	World Select Equity Fund

❯	Emerging Markets Equity Fund

❯	Opportunistic Income Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Long Duration Fund

❯	Long Duration Credit Fund

❯	Ultra Short Duration Bond Fund

❯	Emerging Markets Debt Fund

❯	Real Return Fund

❯	Limited Duration Bond Fund

❯	Intermediate Duration Credit Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Asset Real Return Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	386
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	388
Statements of Operations/Consolidated Statements of Operations	394
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	400
Financial Highlights/Consolidated Financial Highlights	408
Notes to Financial Statements/Notes to Consolidated Financial Statements	413
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Form N-CSR Item 11)	453

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.1%

Communication Services — 7.8%
Alphabet Inc, Cl A	33,918	$5,730
Alphabet Inc, Cl C	42,741	7,287
AT&T Inc	292,932	6,784
BCE Inc	62,792	1,697
Comcast Corp, Cl A	148,206	6,401
Fox Corp	44,900	2,116
Liberty Media Corp-Liberty Formula One, Cl C *	9,252	817
Meta Platforms Inc, Cl A	31,026	17,819
Netflix Inc *	5,735	5,086
Nexstar Media Group Inc, Cl A	16,227	2,768
Pinterest Inc, Cl A *	25,788	782
Reddit, Cl A *	1,546	218
Sea Ltd ADR *	4,259	485
Spotify Technology SA *	7,648	3,648
TEGNA Inc	26,800	503
Trade Desk Inc/The, Cl A *	11,559	1,486
Verizon Communications Inc	102,957	4,565

		68,192
Consumer Discretionary — 9.4%
Airbnb Inc, Cl A *	3,514	478
Amazon.com Inc *	116,275	24,172
AutoNation Inc *	4,400	787
Best Buy Co Inc	12,197	1,098
Birkenstock Holding PLC *	6,606	341
Booking Holdings Inc	464	2,414
Burlington Stores Inc *	1,652	466
Capri Holdings Ltd *	7,200	169
Carnival Corp, Cl A *	44,123	1,122
Carter's Inc	8,600	469
Cava Group Inc *	479	67
Century Communities Inc	4,872	440
Coupang Inc, Cl A *	46,297	1,174
Deckers Outdoor Corp *	276	54
DoorDash Inc, Cl A *	11,131	2,009
DraftKings Inc, Cl A *	15,155	661
Duolingo Inc, Cl A *	1,890	658
eBay Inc	31,174	1,973
Ferrari NV	1,080	469
Ford Motor Co	109,212	1,216
Garmin Ltd	233	50
General Motors Co	57,237	3,182
Genuine Parts Co	19,479	2,469
Global-e Online, Cl E *	20,027	1,047
Goodyear Tire & Rubber Co/The *	58,400	627
Guess? Inc	18,000	296
Harley-Davidson Inc	25,500	858
Hasbro Inc	1,816	118
Home Depot Inc/The	9,143	3,924
Jack in the Box Inc	5,995	293
KB Home	19,900	1,647

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kohl's Corp	13,100	$196
Kontoor Brands Inc	1,156	106
Lear Corp	4,700	460
Lowe's Cos Inc	12,358	3,367
Macy's Inc	36,200	588
Marriott International Inc/MD, Cl A	11,789	3,408
Mattel Inc *	33,400	635
MercadoLibre Inc *	505	1,002
Meritage Homes Corp	4,357	832
MGM Resorts International *	16,800	644
Pool Corp	6,828	2,575
PulteGroup Inc	20,100	2,719
Ross Stores Inc	18,822	2,915
Taylor Morrison Home Corp, Cl A *	21,394	1,580
Tesla Inc *	11,386	3,930
TJX Cos Inc/The	11,144	1,401
Viking Holdings *	2,989	139
Whirlpool Corp	9,600	1,070

		82,315
Consumer Staples — 5.5%
Albertsons Cos Inc, Cl A	24,900	494
Altria Group Inc	84,719	4,892
Archer-Daniels-Midland Co	13,492	737
Bunge Global SA	6,800	610
Cal-Maine Foods Inc	12,746	1,244
Campbell Soup Co	21,100	975
Casey's General Stores Inc	8,562	3,604
Clorox Co/The	1,953	326
Coca-Cola Consolidated Inc	1,170	1,526
Conagra Brands Inc	25,800	711
Constellation Brands Inc, Cl A	9,908	2,387
Costco Wholesale Corp	3,494	3,396
Diageo PLC ADR	11,777	1,406
Herbalife Ltd *	15,000	117
Kenvue Inc	129,326	3,114
Kraft Heinz Co/The	41,780	1,336
Kroger Co/The	37,700	2,303
Maplebear Inc *	3,024	132
Molson Coors Beverage Co, Cl B	24,900	1,545
PepsiCo Inc	15,399	2,517
Philip Morris International Inc	40,281	5,360
Target Corp	19,584	2,591
Unilever PLC ADR	81,253	4,862
US Foods Holding Corp *	1,440	100
Walgreens Boots Alliance Inc	33,500	302
Walmart Inc	24,088	2,228

		48,815
Energy — 4.1%
APA Corp	14,000	317
Cameco Corp	14,809	880
Cheniere Energy Inc	10,892	2,440
Chevron Corp	20,001	3,239

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
ConocoPhillips	33,426	$3,621
Devon Energy Corp	23,300	884
Diamondback Energy Inc	18,094	3,213
Energy Transfer LP	88,087	1,749
Exxon Mobil Corp	62,427	7,364
Halliburton Co	28,800	918
HF Sinclair Corp	23,000	941
Kinder Morgan Inc	34,709	981
Kinetik Holdings Inc, Cl A	33,125	1,955
Marathon Petroleum Corp	9,500	1,484
MPLX LP	24,303	1,256
Murphy Oil Corp	16,700	542
Phillips 66	11,200	1,501
Plains All American Pipeline LP	8,902	166
Scorpio Tankers Inc	8,700	441
Valero Energy Corp	6,900	960
Williams Cos Inc/The	19,017	1,113

		35,965
Financials — 17.1%
Aflac Inc	12,300	1,402
Allstate Corp/The	9,144	1,896
Ally Financial Inc	31,200	1,247
American International Group Inc	26,600	2,045
Ameriprise Financial Inc	12,186	6,994
Annaly Capital Management Inc ‡	19,900	397
Aon PLC, Cl A	3,444	1,348
Bank of America Corp	138,486	6,579
Bank of New York Mellon Corp/The	44,369	3,633
BankUnited Inc	13,300	560
Berkshire Hathaway Inc, Cl B *	13,526	6,533
Capital One Financial Corp	2,348	451
Chubb Ltd	12,335	3,562
Citigroup Inc	121,139	8,585
Citizens Financial Group Inc	27,300	1,314
CME Group Inc, Cl A	7,345	1,748
CNA Financial Corp	13,500	681
Corebridge Financial Inc	7,655	248
Customers Bancorp Inc *	7,000	395
Discover Financial Services	9,600	1,751
Everest Group Ltd	3,400	1,318
Fifth Third Bancorp	24,400	1,173
First Horizon Corp	47,500	1,004
Genworth Financial Inc, Cl A *	25,810	201
Goldman Sachs Group Inc/The	9,546	5,809
Hartford Financial Services Group Inc/The	20,100	2,479
Intercontinental Exchange Inc	1,486	239
JPMorgan Chase & Co	43,805	10,939
Kinsale Capital Group Inc	7,038	3,578
Lincoln National Corp	12,100	430
M&T Bank Corp	4,300	946
Marsh & McLennan Cos Inc	1,788	417
Mastercard Inc, Cl A	5,840	3,112
MetLife Inc	19,200	1,694

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MGIC Investment Corp	60,500	$1,589
Moody's Corp	11,521	5,760
Morgan Stanley	86,139	11,337
MSCI Inc, Cl A	5,423	3,306
Navient Corp	52,300	815
NU Holdings Ltd/Cayman Islands, Cl A *	38,138	478
PayPal Holdings Inc *	24,323	2,111
Progressive Corp/The	1,192	321
Prudential Financial Inc	2,645	342
Radian Group Inc	42,900	1,535
Regions Financial Corp	47,800	1,303
S&P Global Inc	7,215	3,770
State Street Corp	27,200	2,679
Travelers Cos Inc/The	15,876	4,224
Truist Financial Corp	79,787	3,804
Unum Group	23,000	1,769
Valley National Bancorp	35,800	381
Veritex Holdings Inc	18,300	557
Visa Inc, Cl A	41,084	12,945
Wells Fargo & Co	68,864	5,245
Western Union Co/The	49,400	544
Wintrust Financial Corp	5,400	745

		150,268
Health Care — 10.1%
AbbVie Inc	5,025	919
Amgen Inc	4,203	1,189
Baxter International Inc	24,900	839
Becton Dickinson & Co	1,669	370
BioNTech SE ADR *	2,233	264
Boston Scientific Corp *	8,866	804
Bristol-Myers Squibb Co	52,239	3,094
Cardinal Health Inc	18,800	2,298
Centene Corp *	15,704	942
Cigna Group/The	4,300	1,453
CVS Health Corp	27,000	1,616
Danaher Corp	15,457	3,705
Doximity Inc, Cl A *	6,249	331
Elevance Health Inc	159	65
Eli Lilly & Co	6,805	5,412
Exelixis Inc *	29,864	1,089
Gilead Sciences Inc	39,546	3,661
HCA Healthcare Inc	7,083	2,318
Incyte Corp *	8,900	664
Inmode Ltd *	16,300	318
IQVIA Holdings Inc *	2,846	572
Jazz Pharmaceuticals PLC *	6,880	836
Johnson & Johnson	75,576	11,715
McKesson Corp	2,300	1,446
Medtronic PLC	34,734	3,006
Merck & Co Inc	56,403	5,733
Mettler-Toledo International Inc *	3,012	3,769
Natera Inc *	10,850	1,820
Novartis AG ADR	27,651	2,925

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Organon & Co	4,167	$66
Pfizer Inc	142,139	3,725
Regeneron Pharmaceuticals Inc *	134	100
Solventum Corp *	1,601	114
STERIS PLC	12,242	2,682
Stryker Corp	9,405	3,688
Tenet Healthcare Corp *	918	131
UnitedHealth Group Inc	11,509	7,023
Universal Health Services Inc, Cl B	9,525	1,953
Vaxcyte Inc *	4,253	401
Veeva Systems Inc, Cl A *	7,477	1,704
Viatris Inc	46,500	609
Zoetis Inc, Cl A	18,417	3,228

		88,597
Industrials — 10.9%
3M Co	1,026	137
Acuity Brands Inc	2,600	834
AGCO Corp	12,100	1,225
Allegion PLC	10,641	1,499
Allison Transmission Holdings Inc	18,700	2,216
AMETEK Inc	11,094	2,156
Automatic Data Processing Inc	12,893	3,957
Axon Enterprise Inc *	1,399	905
Booz Allen Hamilton Holding Corp, Cl A	2,572	381
Builders FirstSource Inc *	3,100	578
CH Robinson Worldwide Inc	1,331	141
Cintas Corp	9,864	2,227
Comfort Systems USA Inc	2,630	1,297
Cummins Inc	7,639	2,865
Delta Air Lines Inc	39,469	2,519
Eaton Corp PLC	5,331	2,001
Equifax Inc	9,751	2,550
Expeditors International of Washington Inc	1,406	171
FedEx Corp	7,000	2,119
Fortive Corp	5,782	459
GE Vernova Inc *	244	82
General Dynamics Corp	10,351	2,940
General Electric Co	2,144	391
GFL Environmental Inc	62,205	2,930
Griffon Corp	6,200	523
GXO Logistics Inc *	28,341	1,724
HEICO Corp	13,533	3,699
HEICO Corp, Cl A	7,680	1,621
Honeywell International Inc	627	146
Huntington Ingalls Industries Inc	2,000	396
Johnson Controls International PLC	45,501	3,816
Lockheed Martin Corp	3,000	1,588
ManpowerGroup Inc	11,900	766
Northrop Grumman Corp	325	159
Old Dominion Freight Line Inc	10,479	2,359
Oshkosh Corp	9,100	1,034
Otis Worldwide Corp	29,953	3,085
Owens Corning	6,500	1,337

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PACCAR Inc	6,300	$737
Primoris Services Corp	698	58
RTX Corp	37,083	4,518
Rush Enterprises Inc, Cl A	2,106	130
Science Applications International Corp	3,800	472
Siemens AG ADR	32,803	3,183
Snap-on Inc	4,900	1,811
SS&C Technologies Holdings Inc	7,214	558
Textron Inc	19,200	1,644
Trane Technologies PLC	4,991	2,077
TransDigm Group Inc	5,181	6,492
TransUnion	3,800	386
Uber Technologies Inc *	9,205	662
United Airlines Holdings Inc *	14,900	1,443
United Parcel Service Inc, Cl B	14,841	2,014
Veralto Corp	23,109	2,500
Verisk Analytics Inc, Cl A	2,363	695
Vertiv Holdings Co, Cl A	15,686	2,002
Waste Connections Inc	22,720	4,373
Westinghouse Air Brake Technologies Corp	5,903	1,184

		95,772
Information Technology — 25.0%
Accenture PLC, Cl A	7,371	2,671
Adobe Inc *	10,342	5,336
Advanced Micro Devices Inc *	7,592	1,041
Amphenol Corp, Cl A	56,178	4,081
Analog Devices Inc	15,211	3,317
Apple Inc	133,381	31,655
Applied Materials Inc	7,800	1,363
AppLovin Corp, Cl A *	15,052	5,069
Arista Networks Inc *	4,732	1,920
Arrow Electronics Inc *	8,200	985
Astera Labs Inc *	8,639	892
Atlassian Corp, Cl A *	431	114
Autodesk Inc *	1,453	424
Broadcom Inc	114,129	18,498
Cadence Design Systems Inc *	2,923	897
Cisco Systems Inc	148,677	8,803
Datadog Inc, Cl A *	4,652	711
Dell Technologies Inc, Cl C	19,043	2,430
DocuSign Inc, Cl A *	2,733	218
DoubleVerify Holdings Inc *	22,996	468
Dropbox Inc, Cl A *	27,210	753
DXC Technology Co *	24,600	553
Dynatrace Inc *	18,128	1,019
F5 Inc *	257	64
Fortinet Inc *	3,630	345
Gen Digital Inc	24,000	740
Guidewire Software Inc *	2,752	558
Hewlett Packard Enterprise Co	90,800	1,927
HP Inc	60,200	2,133
HubSpot Inc *	465	335
Intel Corp	25,704	618

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
International Business Machines Corp	7,680	$1,747
Intuit Inc	13,939	8,945
Marvell Technology Inc	4,318	400
Microsoft Corp	86,336	36,560
Monolithic Power Systems Inc	3,908	2,218
Motorola Solutions Inc	7,738	3,867
NVIDIA Corp	172,601	23,862
Oracle Corp	26,547	4,907
Palo Alto Networks Inc *	259	100
QUALCOMM Inc	32,235	5,110
Roper Technologies Inc	5,437	3,080
salesforce.com	28,613	9,442
SAP SE ADR	18,389	4,369
Sapiens International Corp NV	9,789	268
ServiceNow Inc *	2,155	2,262
SPS Commerce Inc *	3,641	703
Taiwan Semiconductor Manufacturing Co Ltd ADR	30,037	5,547
TD SYNNEX Corp	5,572	663
Twilio Inc, Cl A *	11,031	1,153
Tyler Technologies Inc *	1,494	940
Western Digital Corp *	10,000	730
Workday Inc, Cl A *	5,504	1,376
Xerox Holdings Corp	46,300	423
Zebra Technologies Corp, Cl A *	2,018	821
Zeta Global Holdings Corp, Cl A *	20,332	433

		219,864
Materials — 2.7%
Avery Dennison Corp	6,187	1,274
Berry Global Group Inc	16,000	1,157
CF Industries Holdings Inc	8,100	726
Chemours Co/The	23,500	511
Dow Inc	56,335	2,491
Ecolab Inc	475	118
Glatfelter *	4,421	90
International Flavors & Fragrances Inc	4,823	441
Linde PLC	11,792	5,436
LyondellBasell Industries NV, Cl A	5,900	492
Martin Marietta Materials Inc	515	309
NewMarket Corp	1,000	533
O-I Glass Inc, Cl I *	39,200	494
Packaging Corp of America	2,719	677
Reliance Inc	8,427	2,707
Sherwin-Williams Co/The	8,570	3,406
Steel Dynamics Inc	10,300	1,496
Sylvamo Corp	11,800	1,089

		23,447
Real Estate — 2.3%
American Tower Corp, Cl A ‡	12,656	2,645
Brixmor Property Group Inc ‡	37,800	1,137
CBRE Group Inc, Cl A *	7,462	1,045
Crown Castle Inc ‡	21,897	2,326

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Equinix Inc ‡	5,572	$5,469
Host Hotels & Resorts Inc ‡	55,300	1,019
Omega Healthcare Investors Inc ‡	23,203	942
Service Properties Trust ‡	37,100	103
VICI Properties Inc, Cl A ‡	98,696	3,218
Welltower Inc ‡	13,984	1,932

		19,836
Utilities — 2.2%
Ameren Corp	290	27
Consolidated Edison Inc	4,342	437
Constellation Energy Corp	4,104	1,053
Duke Energy Corp	32,140	3,762
Edison International	944	83
Exelon Corp	40,409	1,599
NextEra Energy Inc	79,572	6,260
NRG Energy Inc	24,684	2,508
Talen Energy Corp *	3,891	834
UGI Corp	14,800	449
Vistra Corp	15,602	2,494

		19,506
Total Common Stock
(Cost $529,616) ($ Thousands)		852,577

EXCHANGE TRADED FUNDS†† — 0.6%

Health Care Select Sector SPDR Fund	14,514	2,139
Real Estate Select Sector SPDR Fund	60,206	2,709

Total Exchange Traded Funds
(Cost $4,720) ($ Thousands)		4,848

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	18,839,905	18,840
Total Cash Equivalent
(Cost $18,840) ($ Thousands)		18,840
Total Investments in Securities — 99.8%
(Cost $553,176) ($ Thousands)		$876,265

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	32	Dec-2024	$9,516	$9,683	$167
S&P Mid Cap 400 Index E-MINI	7	Dec-2024	2,316	2,364	48
			$11,832	$12,047	$215

Percentages are based on Net Assets of $878,326 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	852,577	–	–	852,577
Exchange Traded Funds	4,848	–	–	4,848
Cash Equivalent	18,840	–	–	18,840
Total Investments in Securities	876,265	–	–	876,265

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	215	–	–	215
Total Other Financial Instruments	215	–	–	215

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$6	$—	$(6)	$(1)	$1	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	19,730	89,987	(90,877)	—	—	18,840	453	—
Totals	$19,736	$89,987	$(90,883)	$(1)	$1	$18,840	$453	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.5%

Communication Services — 6.9%
Alphabet Inc, Cl A	105,081	$17,753
Alphabet Inc, Cl C	46,929	8,001
AT&T Inc	359,939	8,336
Lumen Technologies Inc *	34,491	253
Meta Platforms Inc, Cl A	51,700	29,692
Netflix Inc *	7,113	6,308
News Corp, Cl A	6,703	197
Nexstar Media Group Inc, Cl A	27,763	4,736
ROBLOX Corp, Cl A *	3,735	187
Sirius XM Holdings	87,606	2,361
T-Mobile US Inc	16,220	4,005
Trade Desk Inc/The, Cl A *	25,021	3,217
Verizon Communications Inc	144,558	6,410
Walt Disney Co/The	34,800	4,088
Warner Bros Discovery Inc *	34,911	366

		95,910
Consumer Discretionary — 8.4%
ADT Inc	197,692	1,506
Airbnb Inc, Cl A *	10,891	1,482
Amazon.com Inc *	144,381	30,015
AutoZone Inc *	66	209
Best Buy Co Inc	19,322	1,739
Booking Holdings Inc	1,347	7,007
Carnival Corp, Cl A *	163,019	4,146
Cava Group Inc *	4,140	583
Deckers Outdoor Corp *	2,946	577
DoorDash Inc, Cl A *	26,067	4,705
Duolingo Inc, Cl A *	1,597	556
eBay Inc	32,481	2,056
Ford Motor Co	25,985	289
General Motors Co	153,899	8,555
H&R Block Inc	10,149	602
Hasbro Inc	10,294	671
Home Depot Inc/The	18,800	8,068
Lennar Corp, Cl A	913	159
Magna International Inc, Cl A	61,210	2,763
Marriott International Inc/MD, Cl A	20,169	5,831
Meritage Homes Corp	523	100
MGM Resorts International *	24,405	936
NIKE Inc, Cl B	39,679	3,126
Norwegian Cruise Line Holdings Ltd *	89,638	2,410
Pool Corp	11,724	4,421
PVH Corp	12,821	1,389
Ross Stores Inc	32,176	4,983
Royal Caribbean Cruises Ltd	16,039	3,915
Taylor Morrison Home Corp, Cl A *	57,499	4,247
Tesla Inc *	8,393	2,897
TJX Cos Inc/The	34,174	4,295
Toll Brothers Inc	13,476	2,226
Viking Holdings *	14,726	684

		117,148

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Staples — 6.3%
Ambev ADR	852,350	$1,807
Archer-Daniels-Midland Co	44,370	2,423
Casey's General Stores Inc	14,635	6,160
Clorox Co/The	2,662	445
Coca-Cola Consolidated Inc	3,036	3,960
Colgate-Palmolive Co	14,245	1,376
Conagra Brands Inc	96,310	2,653
Constellation Brands Inc, Cl A	16,931	4,079
Costco Wholesale Corp	5,977	5,809
Dollar General Corp	44,930	3,472
Kenvue Inc	62,870	1,514
Kraft Heinz Co/The	82,076	2,624
Kroger Co/The	144,567	8,830
Maplebear Inc *	38,061	1,662
Mondelez International Inc, Cl A	4,349	282
PepsiCo Inc	17,926	2,930
Performance Food Group Co *	17,795	1,570
Philip Morris International Inc	50,689	6,745
Procter & Gamble Co/The	35,279	6,324
Target Corp	44,896	5,940
Tyson Foods Inc, Cl A	56,120	3,620
Walmart Inc	146,752	13,575

		87,800
Energy — 3.5%
BP PLC ADR	93,740	2,748
Canadian Natural Resources Ltd	57,710	1,952
Cheniere Energy Inc	18,621	4,171
Chevron Corp	11,590	1,877
ConocoPhillips	17,960	1,946
Devon Energy Corp	37,370	1,418
Diamondback Energy Inc	30,882	5,484
Energy Transfer LP	236,742	4,702
Kinder Morgan Inc	29,512	834
Kinetik Holdings Inc, Cl A	63,461	3,746
MPLX LP	13,814	714
Murphy Oil Corp	18,422	598
Ovintiv Inc	53,651	2,437
PBF Energy Inc, Cl A	1,941	61
Plains All American Pipeline LP	220,209	4,111
Schlumberger NV	63,027	2,769
Shell PLC ADR	40,850	2,645
SM Energy Co	40,616	1,835
Targa Resources Corp	2,460	503
TechnipFMC PLC	8,069	253
Williams Cos Inc/The	66,993	3,920

		48,724
Financials — 16.5%
Allstate Corp/The	54,586	11,321
Ameriprise Financial Inc	12,796	7,345
Annaly Capital Management Inc ‡	134,600	2,683
Aon PLC, Cl A	5,378	2,106

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of America Corp	326,469	$15,511
Bank of New York Mellon Corp/The	62,724	5,135
Berkshire Hathaway Inc, Cl B *	21,587	10,427
BlackRock Funding	2,331	2,384
Brown & Brown Inc	2,948	333
Cadence Bank	7,574	289
Capital One Financial Corp	30,361	5,830
Charles Schwab Corp/The	3,446	285
Citigroup Inc	219,777	15,576
CME Group Inc, Cl A	18,608	4,429
Comerica Inc	42,804	3,093
Corebridge Financial Inc	52,371	1,695
Equitable Holdings Inc	7,378	356
Everest Group Ltd	7,561	2,930
Fidelity National Financial Inc	39,517	2,505
Fidelity National Information Services Inc	41,316	3,524
First Horizon Corp	28,689	606
Fiserv Inc *	3,344	739
Global Payments Inc	78,250	9,309
Goldman Sachs Group Inc/The	16,043	9,763
Intercontinental Exchange Inc	32,113	5,169
Invesco Ltd	89,289	1,615
JPMorgan Chase & Co	104,915	26,199
Kinsale Capital Group Inc	12,030	6,117
Marsh & McLennan Cos Inc	16,064	3,747
Mastercard Inc, Cl A	16,405	8,743
MGIC Investment Corp	63,269	1,661
Moody's Corp	5,493	2,746
Morgan Stanley	107,410	14,136
MSCI Inc, Cl A	9,272	5,653
PayPal Holdings Inc *	14,057	1,220
S&P Global Inc	13,020	6,803
State Street Corp	2,602	256
Synchrony Financial	55,323	3,735
Travelers Cos Inc/The	18,057	4,804
Visa Inc, Cl A	25,211	7,943
Wells Fargo & Co	71,209	5,424
Willis Towers Watson PLC	15,141	4,875

		229,020
Health Care — 10.4%
Abbott Laboratories	14,733	1,750
AbbVie Inc	16,239	2,971
Agilent Technologies Inc	6,496	896
Amgen Inc	2,114	598
Baxter International Inc	53,750	1,812
BioMarin Pharmaceutical Inc *	17,647	1,165
Bristol-Myers Squibb Co	41,689	2,469
Centene Corp *	49,874	2,992
CVS Health Corp	117,353	7,023
Dexcom Inc *	2,444	191
Doximity Inc, Cl A *	33,934	1,798
Edwards Lifesciences Corp *	18,018	1,286
Elanco Animal Health Inc *	22,240	294

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elevance Health Inc	2,744	$1,117
Eli Lilly & Co	19,193	15,265
Exelixis Inc *	27,935	1,018
Genmab ADR *	59,210	1,273
Gilead Sciences Inc	70,867	6,561
GSK PLC ADR	73,580	2,511
Halozyme Therapeutics Inc *	6,673	322
HCA Healthcare Inc	5,929	1,940
Humana Inc	6,980	2,069
Illumina Inc *	1,983	286
Incyte Corp *	1,496	112
IQVIA Holdings Inc *	3,537	710
Jazz Pharmaceuticals PLC *	18,470	2,246
Johnson & Johnson	62,515	9,690
McKesson Corp	679	427
Medtronic PLC	51,790	4,482
Merck & Co Inc	40,623	4,129
Mettler-Toledo International Inc *	134	168
Neurocrine Biosciences Inc *	7,718	978
Organon & Co	66,660	1,058
Pfizer Inc	271,865	7,125
Regeneron Pharmaceuticals Inc *	263	197
ResMed Inc	13,445	3,348
Royalty Pharma PLC, Cl A	75,620	2,016
Sanofi SA ADR	39,570	1,919
Sarepta Therapeutics Inc *	15,978	2,130
Solventum Corp *	5,154	368
STERIS PLC	20,919	4,582
Stryker Corp	10,383	4,072
Teleflex Inc	4,775	921
Tenet Healthcare Corp *	15,072	2,150
UnitedHealth Group Inc	29,893	18,241
Universal Health Services Inc, Cl B	15,233	3,123
Veeva Systems Inc, Cl A *	25,041	5,706
Viatris Inc	142,140	1,861
Zoetis Inc, Cl A	28,849	5,056

		144,422
Industrials — 9.4%
3M Co	15,754	2,104
AerCap Holdings NV	46,200	4,590
AGCO Corp	11,211	1,135
Alaska Air Group Inc *	2,382	125
Allegion PLC	28,179	3,969
API Group Corp *	38,736	1,463
Automatic Data Processing Inc	26,547	8,148
Axon Enterprise Inc *	2,203	1,425
Booz Allen Hamilton Holding Corp, Cl A	11,624	1,722
CH Robinson Worldwide Inc	5,832	616
Chart Industries Inc *	12,110	2,340
Cintas Corp	25,796	5,824
Comfort Systems USA Inc	9,908	4,887
Core & Main Inc, Cl A *	50,108	2,433
Cummins Inc	1,410	529

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delta Air Lines Inc	102,228	$6,524
Eaton Corp PLC	6,310	2,369
Equifax Inc	7,180	1,878
Expeditors International of Washington Inc	7,761	944
FedEx Corp	25,685	7,774
Fortive Corp	5,677	450
GE Vernova Inc *	5,102	1,705
General Electric Co	41,690	7,594
Lockheed Martin Corp	7,051	3,733
Lyft Inc, Cl A *	18,398	319
Masco Corp	23,559	1,898
Northrop Grumman Corp	6,793	3,326
Old Dominion Freight Line Inc	17,912	4,033
Otis Worldwide Corp	51,201	5,273
Paycom Software Inc	6,970	1,617
Paylocity Holding Corp *	1,130	235
RTX Corp	54,638	6,657
SS&C Technologies Holdings Inc	25,804	1,996
Textron Inc	1,327	114
Trane Technologies PLC	12,705	5,288
TransUnion	35,326	3,586
Uber Technologies Inc *	74,968	5,395
United Airlines Holdings Inc *	20,304	1,966
United Rentals Inc	183	158
Verisk Analytics Inc, Cl A	4,785	1,408
Vertiv Holdings Co, Cl A	21,112	2,694
Waste Connections Inc	38,849	7,477
WESCO International Inc	13,363	2,827

		130,548
Information Technology — 24.9%
Accenture PLC, Cl A	14,994	5,433
Adobe Inc *	8,681	4,479
Advanced Micro Devices Inc *	14,648	2,009
Akamai Technologies Inc *	15,750	1,481
Apple Inc	335,361	79,591
Applied Materials Inc	16,223	2,834
Arista Networks Inc *	12,945	5,253
Atlassian Corp, Cl A *	12,112	3,192
Autodesk Inc *	4,137	1,208
Broadcom Inc	124,737	20,217
Cisco Systems Inc	111,612	6,609
Crowdstrike Holdings Inc, Cl A *	1,854	641
Datadog Inc, Cl A *	9,273	1,416
Dell Technologies Inc, Cl C	11,793	1,505
DocuSign Inc, Cl A *	5,087	405
Dolby Laboratories Inc, Cl A	2,274	178
Dropbox Inc, Cl A *	19,411	537
Dynatrace Inc *	39,681	2,230
Elastic NV *	11,402	1,248
F5 Inc *	103	26
Fair Isaac Corp *	627	1,489
Fortinet Inc *	13,376	1,271
GoDaddy Inc, Cl A *	1,555	307

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guidewire Software Inc *	3,969	$805
Hewlett Packard Enterprise Co	96,100	2,039
Intel Corp	218,191	5,248
International Business Machines Corp	10,219	2,324
Intuit Inc	23,245	14,917
Jabil Inc	16,024	2,177
KLA Corp	3,541	2,291
Kyndryl Holdings Inc *	61,466	2,133
Lam Research	45,080	3,331
Marvell Technology Inc	1,726	160
Micron Technology Inc	13,220	1,295
Microsoft Corp	154,663	65,494
Monolithic Power Systems Inc	6,590	3,741
Motorola Solutions Inc	14,181	7,086
Nutanix Inc, Cl A *	34,345	2,242
NVIDIA Corp	267,866	37,032
ON Semiconductor Corp *	40,460	2,878
Oracle Corp	1,492	276
Palo Alto Networks Inc *	989	384
Pegasystems Inc	7,920	752
Qorvo Inc *	2,114	146
QUALCOMM Inc	36,552	5,795
Salesforce Inc	27,086	8,938
Samsara, Cl A *	10,347	553
SentinelOne Inc, Cl A *	47,304	1,322
ServiceNow Inc *	6,161	6,466
SPS Commerce Inc *	4,701	908
Taiwan Semiconductor Manufacturing Co Ltd ADR	27,965	5,164
TE Connectivity PLC	8,233	1,244
Teradyne Inc	7,001	770
Twilio Inc, Cl A *	24,677	2,580
Tyler Technologies Inc *	1,645	1,035
UiPath Inc, Cl A *	229,687	3,264
Universal Display Corp	1,338	220
Vontier Corp	67,970	2,669
Workday Inc, Cl A *	18,088	4,522
Zeta Global Holdings Corp, Cl A *	44,060	938

		346,698
Materials — 2.3%
Avery Dennison Corp	12,055	2,483
Crown Holdings Inc	26,630	2,452
DuPont de Nemours Inc	18,658	1,560
Ecolab Inc	6,490	1,615
FMC Corp	70,018	4,137
Freeport-McMoRan Inc, Cl B	69,325	3,064
International Flavors & Fragrances Inc	7,178	656
Louisiana-Pacific Corp	5,588	661
Mosaic Co/The	99,823	2,641
PPG Industries Inc	15,489	1,926
Reliance Inc	14,406	4,628

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sherwin-Williams Co/The	15,056	$5,983

		31,806
Real Estate — 2.2%
Brixmor Property Group Inc ‡	88,772	2,669
CBRE Group Inc, Cl A *	23,283	3,259
Equinix Inc ‡	7,393	7,256
Healthcare Realty Trust Inc, Cl A ‡	43,437	796
Howard Hughes Holdings Inc *	20,370	1,767
Lamar Advertising Co, Cl A ‡	14,680	1,967
NNN REIT Inc ‡	22,317	982
Omega Healthcare Investors Inc ‡	28,576	1,161
Simon Property Group Inc ‡	1,537	282
Ventas Inc ‡	49,966	3,201
Welltower Inc ‡	58,964	8,148

		31,488
Utilities — 2.7%
Consolidated Edison Inc	10,777	1,084
Constellation Energy Corp	5,284	1,356
Dominion Energy Inc	62,565	3,676
Edison International	31,540	2,768
Entergy Corp	11,342	1,771
Exelon Corp	170,952	6,763
FirstEnergy Corp	61,210	2,604
National Fuel Gas Co	14,181	907
NextEra Energy Inc	60,074	4,726
NRG Energy Inc	46,851	4,761
PG&E Corp	174,588	3,776
Xcel Energy Inc	44,250	3,211

		37,403
Total Common Stock
(Cost $892,682) ($ Thousands)		1,300,967
	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Bill
4.469%, 02/20/2025 (A)	$29,300	29,014

Total U.S. Treasury Obligation
(Cost $29,009) ($ Thousands)		29,014

	Shares
CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	62,210,982	62,211
Total Cash Equivalent
(Cost $62,211) ($ Thousands)		62,211
Total Investments in Securities — 100.1%
(Cost $983,902) ($ Thousands)		$1,392,192

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Disciplined Equity Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	113	Dec-2024	$33,711	$34,191	$480

A list of the open OTC Swap agreement held by the Fund at November 30, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Bank of America Merrill Lynch	Mackenzie Investments Corporation Custom Basket of Securities	Custom Financing	Basket Return	Annually	09/15/2025	USD	45,673	$(5,096)	$–	$(5,096)
								$(5,096)	$–	$(5,096)

.

.

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of November 30, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

203,996	NVIDIA CORP	$28,963	$(817)	63.4%
95,499	ALPHABET INC	16,473	(370)	36.1
58,926	AMAZON.COM INC	11,939	288	26.1
964	BOOKING HOLDINGS INC	4,796	209	10.5
59,639	WELLS FARGO & CO	4,434	125	9.7
20,092	EXPEDIA GROUP INC	3,644	61	8.0
19,389	SIMON PROPERTY GROUP INC	3,495	58	7.7
39,264	EDISON INTERNATIONAL	3,286	153	7.2
32,940	COLGATE-PALMOLIVE CO	3,082	95	6.7
84,535	NEWS CORP	2,419	57	5.3
88,462	DROPBOX INC	2,394	48	5.2
1,922	BLACKROCK INC	2,013	(51)	4.4
14,652	PULTEGROUP INC	1,888	90	4.1
78,229	AT&T INC	1,774	34	3.9
3,302	S&P GLOBAL INC	1,662	63	3.6
20,579	INCYTE CORP	1,561	(29)	3.4
18,265	TEXTRON INC	1,551	10	3.4
30,319	PURE STORAGE INC	1,461	143	3.2
14,254	AGCO CORP	1,336	109	2.9
580	FAIR ISAAC CORP	1,311	64	2.9
3,964	SALESFORCE INC	1,289	16	2.8
4,580	APPLE INC	1,046	40	2.3
47,197	HEWLETT PACKARD ENTERPRISE CO	994	5	2.2
2,891	HCA HEALTHCARE INC	991	(47)	2.2
8,068	PPG INDUSTRIES INC	989	18	2.2
5,280	ORACLE CORP	974	1	2.1
7,070	WELLTOWER INC	962	18	2.1
10,105	PERFORMANCE FOOD GROUP CO	841	49	1.8
4,263	PAYLOCITY HOLDING CORP	832	51	1.8
3,270	EQUIFAX INC	812	43	1.8
10,310	MASCO CORP	809	23	1.8
24,474	PBF ENERGY INC	752	24	1.6
11,510	US FOODS HOLDING CORP	744	57	1.6
3,570	ALLSTATE CORP	710	33	1.6
9,451	TAYLOR MORRISON HOME CORPORATION	662	35	1.4
23,955	NORWEGIAN CRUISE LINE HOLDINGS LTD	646	(2)	1.4

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

4,012	TARGET CORP	$610	$(76)	1.3%
12,989	OVINTIV INC	569	20	1.2
2,789	TELEFLEX INC	536	2	1.2
3,403	TE CONNECTIVITY PLC	505	11	1.1
3,961	NETAPP INC	498	(13)	1.1
5,364	PEGASYSTEMS INC	464	44	1.0
3,559	NEUROCRINE BIOSCIENCES INC	418	32	0.9
885	BERKSHIRE HATHAWAY INC	416	10	0.9
2,746	NATERA INC	401	59	0.9
5,324	LAM RESEARCH CORP	373	20	0.8
4,339	DUPONT DE NEMOURS INC	355	9	0.8
5,834	CVS HEALTH CORP	310	38	0.7
6,991	FREEPORT-MCMORAN INC	307	1	0.7
2,235	ILLUMINA INC	298	24	0.7

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(25,823)	CF INDUSTRIES HOLDINGS INC	$(2,248)	$(76)	(4.9)%
(64,756)	ROBINHOOD MARKETS INC	(2,093)	(350)	(4.6)
(5,751)	POOL CORP	(2,067)	(105)	(4.5)
(15,079)	AMERICAN WATER WORKS CO INC	(2,024)	(48)	(4.4)
(10,323)	FIRST SOLAR INC	(1,966)	(88)	(4.3)
(26,703)	COSTAR GROUP INC	(1,903)	(266)	(4.2)
(846)	FIRST CITIZENS BANCSHARES INC	(1,861)	(79)	(4.1)
(17,200)	ALEXANDRIA REAL ESTATE EQUITIES INC	(1,859)	(35)	(4.1)
(11,159)	CHART INDUSTRIES INC	(1,848)	(305)	(4.0)
(29,193)	WESTERN DIGITAL CORP	(1,833)	(294)	(4.0)
(3,053)	TYLER TECHNOLOGIES INC	(1,823)	(95)	(4.0)
(20,961)	PRINCIPAL FINANCIAL GROUP INC	(1,814)	(8)	(4.0)
(19,436)	WESTERN ALLIANCE BANCORP	(1,757)	(67)	(3.8)
(3,764)	KINSALE CAPITAL GROUP INC	(1,751)	(160)	(3.8)
(21,714)	AGREE REALTY CORP	(1,650)	(21)	(3.6)
(13,385)	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	(1,646)	(129)	(3.6)
(5,289)	MEDPACE HOLDINGS INC	(1,643)	(156)	(3.6)
(17,931)	MUELLER INDUSTRIES INC	(1,590)	144	(3.5)
(38,024)	ESSENTIAL UTILITIES INC	(1,468)	(64)	(3.2)
(7,754)	CHARLES RIVER LABORATORIES INTERNATIONAL INC	(1,456)	(96)	(3.2)
(7,467)	HAMILTON LANE INCORPORATED	(1,433)	(2)	(3.1)
(6,634)	HEICO CORP	(1,389)	(9)	(3.0)
(36,335)	WAYFAIR INC	(1,389)	(289)	(3.0)
(13,089)	SOUTHSTATE CORPORATION	(1,388)	(58)	(3.0)
(4,398)	RBC BEARINGS INC	(1,379)	(93)	(3.0)
(50,920)	CELSIUS HOLDINGS INC	(1,307)	(140)	(2.9)
(3,193)	ERIE INDEMNITY CO	(1,293)	(111)	(2.8)
(18,061)	COMMERCE BANCSHARES INC	(1,293)	(37)	(2.8)
(7,661)	SPX TECHNOLOGIES INC	(1,249)	(100)	(2.7)
(9,138)	REPLIGEN CORP	(1,140)	(248)	(2.5)
(6,437)	SPS COMMERCE INC	(1,137)	(104)	(2.5)
(6,433)	RLI CORP	(1,125)	(33)	(2.5)
(36,296)	BLACKSTONE SECURED LENDING FUND	(1,120)	(61)	(2.5)
(107,347)	AMCOR PLC	(1,097)	(57)	(2.4)
(5,987)	CRANE COMPANY	(1,051)	(39)	(2.3)
(20,302)	DUTCH BROS INC	(946)	(209)	(2.1)
(5,368)	NOVANTA INC	(903)	8	(2.0)
(7,311)	PINNACLE FINANCIAL PARTNERS INC	(899)	(29)	(2.0)
(7,377)	EXPEDITORS INTERNATIONAL OF WASHINGTON	(886)	(9)	(1.9)
(16,044)	REVOLUTION MEDICINES INC	(885)	(42)	(1.9)
(4,837)	GENERAC HOLDINGS INC	(879)	(78)	(1.9)
(3,426)	FABRINET BEARER	(802)	(0)	(1.8)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(2,773)	MADRIGAL PHARMACEUTICALS INC	$(800)	$(109)	(1.8)%
(9,070)	VAXCYTE INC	(797)	(58)	(1.7)
(23,132)	LEONARDO DRS INC	(780)	(23)	(1.7)
(4,799)	PENSKE AUTOMOTIVE GROUP INC	(769)	(35)	(1.7)
(2,105)	RH	(753)	(57)	(1.6)
(14,785)	CYTOKINETICS INC	(743)	(23)	(1.6)
(8,356)	FIVE BELOW INC	(727)	(47)	(1.6)
(62,179)	ROIVANT SCIENCES LIMITED	(696)	(93)	(1.5)
(117,490)	UWM HOLDINGS CORPORATION	(685)	(79)	(1.5)
(1,612)	CSW INDUSTRIALS INC	(651)	(29)	(1.4)
(14,758)	FIRST FINANCIAL BANKSHARES INC	(610)	(4)	(1.3)
(30,753)	SUPER MICRO COMPUTER INC	(571)	(742)	(1.3)
(38,108)	ROCKET COMPANIES INC	(531)	(22)	(1.2)
(5,404)	ENTEGRIS INC	(528)	(42)	(1.2)
(19,608)	SIRIUSXM HOLDINGS INC	(506)	(27)	(1.1)
(27,919)	HUNTINGTON BANCSHARES INC	(493)	(9)	(1.1)
(2,001)	APPFOLIO INC	(473)	(34)	(1.0)

Percentages are based on Net Assets of $1,390,116 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,300,967	–	–	1,300,967
U.S. Treasury Obligation	–	29,014	–	29,014
Cash Equivalent	62,211	–	–	62,211
Total Investments in Securities	1,363,178	29,014	–	1,392,192

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	480	–	–	480
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(5,096)	–	(5,096)
Total Other Financial Instruments	480	(5,096)	–	(4,616)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2	$—	$(2)	$(2)	$2	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	29,003	229,044	(195,836)	—	—	62,211	965	—
Totals	$29,005	$229,044	$(195,838)	$(2)	$2	$62,211	$965	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.8%

Communication Services — 8.5%
Alphabet Inc, Cl A	195,660	$33,057
Alphabet Inc, Cl C	163,880	27,940
AT&T Inc	237,585	5,502
Charter Communications Inc, Cl A *	3,197	1,269
Comcast Corp, Cl A	127,150	5,492
Electronic Arts Inc	9,065	1,484
Fox Corp	12,027	556
Frontier Communications Parent Inc *	8,300	289
GCI Liberty - Escrow *	4,949	—
IAC Inc *	2,232	106
Interpublic Group of Cos Inc/The	12,845	396
Iridium Communications Inc	2,700	80
Liberty Broadband Corp, Cl A *	80	7
Liberty Broadband Corp, Cl C *	3,678	313
Liberty Global Ltd, Cl A *	6,100	86
Liberty Global PLC *	6,300	92
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	97
Liberty Media Corp-Liberty Formula One, Cl C *	7,300	645
Liberty Media Corp-Liberty Live, Cl A *	731	52
Liberty Media Corp-Liberty Live, Cl C *	1,892	138
Live Nation Entertainment Inc *	5,100	705
Madison Square Garden Sports Corp, Cl A *	486	112
Match Group Inc *	8,996	295
Meta Platforms Inc, Cl A	72,900	41,868
Netflix Inc *	14,300	12,681
New York Times Co/The, Cl A	5,400	293
News Corp	3,200	103
News Corp, Cl A	12,946	380
Nexstar Media Group Inc, Cl A	1,000	171
Omnicom Group Inc	6,644	696
Paramount Global, Cl A	715	16
Paramount Global, Cl B	22,586	245
Pinterest Inc, Cl A *	21,000	637
Playtika Holding Corp	1,405	12
ROBLOX Corp, Cl A *	17,400	872
Roku Inc, Cl A *	4,300	297
Sirius XM Holdings Inc	5,992	161
Spotify Technology SA *	4,800	2,289
Take-Two Interactive Software Inc *	5,935	1,118
TKO Group Holdings Inc, Cl A *	2,500	345
T-Mobile US Inc	15,992	3,949
Trade Desk Inc/The, Cl A *	15,000	1,928
TripAdvisor Inc *	5,167	74
Trump Media & Technology Group Corp *	2,100	66
Verizon Communications Inc	139,976	6,207
Walt Disney Co/The	61,050	7,172
Warner Bros Discovery Inc *	84,836	889
ZoomInfo Technologies Inc, Cl A *	12,100	132

		161,314

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Consumer Discretionary — 10.7%
ADT Inc	5,483	$42
Advance Auto Parts Inc	2,208	91
Airbnb Inc, Cl A *	14,300	1,946
Amazon.com Inc *	309,340	64,309
Aptiv PLC *	9,000	500
Aramark	8,900	362
AutoNation Inc *	832	149
AutoZone Inc *	579	1,835
Bath & Body Works Inc	7,557	274
Best Buy Co Inc	7,147	643
Birkenstock Holding PLC *	1,000	52
Booking Holdings Inc	1,178	6,128
BorgWarner Inc	7,764	266
Boyd Gaming Corp	2,400	177
Bright Horizons Family Solutions Inc *	1,900	220
Brunswick Corp/DE	2,300	185
Burlington Stores Inc *	1,900	536
Caesars Entertainment Inc *	7,200	277
Capri Holdings Ltd *	3,900	91
CarMax Inc *	4,760	400
Carnival Corp, Cl A *	34,000	865
Carter's Inc	1,400	76
Carvana Co, Cl A *	3,600	937
Cava Group Inc *	2,600	366
Chipotle Mexican Grill Inc, Cl A *	44,850	2,759
Choice Hotels International Inc	884	134
Churchill Downs Inc	2,500	355
Columbia Sportswear Co	900	78
Coupang Inc, Cl A *	39,300	997
Crocs Inc *	2,100	222
Darden Restaurants Inc	4,068	717
Deckers Outdoor Corp *	4,800	941
Dick's Sporting Goods Inc	1,858	385
Dillard's Inc, Cl A	100	44
Domino's Pizza Inc	1,200	571
DoorDash Inc, Cl A *	11,700	2,112
DR Horton Inc	9,668	1,632
DraftKings Inc, Cl A *	15,800	690
Duolingo Inc, Cl A *	1,300	453
Dutch Bros Inc, Cl A *	3,400	183
eBay Inc	16,911	1,070
Etsy Inc *	4,300	236
Expedia Group Inc *	4,322	798
Five Below Inc *	2,200	204
Floor & Decor Holdings Inc, Cl A *	3,600	404
Ford Motor Co	133,984	1,491
GameStop Corp, Cl A *	12,900	375
Gap Inc/The	7,721	187
Garmin Ltd	4,900	1,042
General Motors Co	36,400	2,023
Gentex Corp	7,764	237
Genuine Parts Co	4,711	597

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Grand Canyon Education Inc *	1,200	$197
H&R Block Inc	4,725	280
Harley-Davidson Inc	4,103	138
Hasbro Inc	4,967	324
Hilton Worldwide Holdings Inc	8,033	2,036
Home Depot Inc/The	33,079	14,195
Hyatt Hotels Corp, Cl A	1,700	268
Kohl's Corp	5,319	80
Las Vegas Sands Corp	12,193	647
Lear Corp	1,700	166
Leggett & Platt Inc	3,312	42
Lennar Corp, Cl A	7,690	1,341
Lennar Corp, Cl B	513	85
Light & Wonder Inc, Cl A *	3,300	314
Lithia Motors Inc, Cl A	900	348
LKQ Corp	8,400	330
Lowe's Cos Inc	19,010	5,179
Lucid Group Inc *	23,800	52
Lululemon Athletica Inc *	4,100	1,315
Macy's Inc	9,300	151
Marriott International Inc/MD, Cl A	7,594	2,195
Marriott Vacations Worldwide Corp	1,100	109
Mattel Inc *	11,542	220
McDonald's Corp	23,980	7,098
MGM Resorts International *	6,539	251
Mohawk Industries Inc *	1,766	245
Murphy USA Inc	600	329
Newell Brands Inc	14,293	137
NIKE Inc, Cl B	39,668	3,125
Nordstrom Inc	3,212	73
Norwegian Cruise Line Holdings Ltd *	11,900	320
NVR Inc *	94	868
Ollie's Bargain Outlet Holdings Inc *	2,400	237
O'Reilly Automotive Inc *	1,940	2,412
Penn Entertainment Inc *	3,300	71
Penske Automotive Group Inc	800	133
Planet Fitness Inc, Cl A *	2,700	269
Polaris Inc	1,900	131
Pool Corp	1,200	452
PulteGroup Inc	7,145	966
PVH Corp	2,200	238
QuantumScape Corp, Cl A *	13,000	68
Ralph Lauren Corp, Cl A	1,280	296
RH *	500	193
Rivian Automotive Inc, Cl A *	26,200	320
Ross Stores Inc	11,176	1,731
Royal Caribbean Cruises Ltd	7,700	1,879
Service Corp International/US	5,194	460
SharkNinja Inc *	2,400	241
Skechers USA Inc, Cl A *	3,800	242
Starbucks Corp	37,412	3,833
Tapestry Inc	7,767	484
Tempur Sealy International Inc	5,700	319

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tesla Inc *	92,455	$31,912
Texas Roadhouse Inc, Cl A	2,300	472
Thor Industries Inc	1,700	190
TJX Cos Inc/The	37,416	4,703
Toll Brothers Inc	3,551	587
TopBuild Corp *	1,100	430
Tractor Supply Co	3,700	1,050
Travel + Leisure Co	2,768	155
Ulta Beauty Inc *	1,652	639
Under Armour Inc, Cl A *	9,700	94
Under Armour Inc, Cl C *	6,221	55
Vail Resorts Inc	1,400	251
Valvoline Inc *	5,304	211
VF Corp	11,068	224
Wayfair Inc, Cl A *	2,700	125
Wendy's Co/The	6,043	111
Whirlpool Corp	2,016	225
Williams-Sonoma Inc	4,024	692
Wingstop Inc	1,000	329
Wyndham Hotels & Resorts Inc	2,668	262
Wynn Resorts Ltd	3,696	349
YETI Holdings Inc *	3,300	133
Yum! Brands Inc	9,648	1,340

		203,636
Consumer Staples — 5.4%
Albertsons Cos Inc, Cl A	16,000	318
Altria Group Inc	56,540	3,265
Archer-Daniels-Midland Co	16,579	905
BellRing Brands Inc *	4,800	377
BJ's Wholesale Club Holdings Inc *	4,700	453
Boston Beer Co Inc/The, Cl A *	400	126
Brown-Forman Corp, Cl A	2,200	91
Brown-Forman Corp, Cl B	5,217	220
Bunge Global SA	4,600	413
Campbell Soup Co	6,478	299
Casey's General Stores Inc	1,300	547
Celsius Holdings Inc *	5,700	162
Church & Dwight Co Inc	8,314	916
Clorox Co/The	4,203	703
Coca-Cola Co/The	129,340	8,288
Coca-Cola Consolidated Inc	200	261
Colgate-Palmolive Co	26,650	2,575
Conagra Brands Inc	15,276	421
Constellation Brands Inc, Cl A	5,431	1,309
Costco Wholesale Corp	14,781	14,365
Coty Inc, Cl A *	14,322	106
Darling Ingredients Inc *	6,100	247
Dollar General Corp	7,700	595
Dollar Tree Inc *	6,234	444
elf Beauty Inc *	1,900	246
Estee Lauder Cos Inc/The, Cl A	7,908	570
Flowers Foods Inc	5,525	125
Freshpet Inc *	1,700	260

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
General Mills Inc	19,092	$1,265
Grocery Outlet Holding Corp *	4,500	94
Hershey Co/The	4,998	880
Hormel Foods Corp	10,456	339
Ingredion Inc	2,200	324
J M Smucker Co/The	3,111	366
Kellanova	8,903	724
Kenvue Inc	65,412	1,575
Keurig Dr Pepper Inc	36,700	1,198
Kimberly-Clark Corp	11,418	1,591
Kraft Heinz Co/The	30,702	982
Kroger Co/The	22,646	1,383
Lamb Weston Holdings Inc	4,762	368
Maplebear Inc *	6,300	275
McCormick & Co Inc/MD	8,586	673
Molson Coors Beverage Co, Cl B	6,262	389
Mondelez International Inc, Cl A	44,106	2,865
Monster Beverage Corp *	23,374	1,289
PepsiCo Inc	45,752	7,478
Performance Food Group Co *	5,200	459
Philip Morris International Inc	51,668	6,875
Pilgrim's Pride Corp *	1,400	72
Post Holdings Inc *	1,800	217
Procter & Gamble Co/The	78,754	14,117
Reynolds Consumer Products Inc	2,000	55
Seaboard Corp	16	42
Spectrum Brands Holdings Inc	1,218	112
Sysco Corp	17,048	1,315
Target Corp	15,175	2,008
Tyson Foods Inc, Cl A	9,165	591
US Foods Holding Corp *	7,300	509
Walgreens Boots Alliance Inc	27,225	246
Walmart Inc	144,837	13,397

		102,680
Energy — 3.4%
Antero Midstream Corp	13,500	216
Antero Resources Corp *	8,500	278
APA Corp	11,159	253
Baker Hughes Co, Cl A	34,140	1,500
Cheniere Energy Inc	7,500	1,680
Chesapeake Energy Corp	7,707	763
Chevron Corp	57,367	9,289
Chord Energy Corp	2,300	293
Civitas Resources Inc	3,700	192
ConocoPhillips	43,421	4,704
Coterra Energy Inc, Cl A	25,281	675
Devon Energy Corp	21,127	802
Diamondback Energy Inc	6,017	1,068
DT Midstream Inc	3,282	348
EOG Resources Inc	18,790	2,504
EQT Corp	20,219	919
Exxon Mobil Corp	149,193	17,599
Halliburton Co	29,636	944

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hess Corp	9,512	$1,400
HF Sinclair Corp	5,726	234
Kinder Morgan Inc	65,622	1,855
Marathon Petroleum Corp	11,519	1,799
Matador Resources Co	4,300	258
New Fortress Energy Inc, Cl A	1,500	16
NOV Inc	14,580	234
Occidental Petroleum Corp	22,919	1,159
ONEOK Inc	19,058	2,165
Ovintiv Inc	8,000	363
Permian Resources Corp, Cl A	23,100	362
Phillips 66	13,588	1,820
Range Resources Corp	6,900	247
Schlumberger NV	46,555	2,046
Targa Resources Corp	7,000	1,430
TechnipFMC PLC	15,400	483
Texas Pacific Land Corp	568	909
Valero Energy Corp	10,236	1,424
Viper Energy Inc, Cl A	3,400	184
Weatherford International PLC	2,600	214
Williams Cos Inc/The	39,896	2,335

		64,964
Financials — 14.2%
Affiliated Managers Group Inc	1,120	210
Affirm Holdings Inc, Cl A *	6,500	455
Aflac Inc	18,512	2,110
AGNC Investment Corp ‡	26,859	259
Allstate Corp/The	8,925	1,851
Ally Financial Inc	9,300	372
American Express Co	18,572	5,659
American Financial Group Inc/OH	2,214	325
American International Group Inc	21,423	1,647
Ameriprise Financial Inc	3,380	1,940
Annaly Capital Management Inc ‡	15,802	315
Aon PLC, Cl A	6,421	2,514
Apollo Global Management Inc	17,119	2,996
Arch Capital Group Ltd	12,300	1,239
Ares Management Corp, Cl A	6,300	1,113
Arthur J Gallagher & Co	7,087	2,213
Assurant Inc	1,793	407
Assured Guaranty Ltd	1,700	159
Axis Capital Holdings Ltd	2,500	233
Bank of America Corp	226,263	10,750
Bank of New York Mellon Corp/The	24,109	1,974
Bank OZK	3,900	195
Berkshire Hathaway Inc, Cl B *	60,900	29,416
BlackRock Funding	4,885	4,996
Blackstone Inc	23,700	4,529
Block Inc, Cl A *	18,100	1,603
Blue Owl Capital Inc, Cl A	18,000	427
BOK Financial Corp	1,075	128
Brighthouse Financial Inc *	2,528	132
Brown & Brown Inc	8,148	922

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Capital One Financial Corp	12,425	$2,386
Carlyle Group Inc/The	6,300	335
Cboe Global Markets Inc	3,600	777
Charles Schwab Corp/The	49,240	4,075
Chubb Ltd	13,391	3,866
Cincinnati Financial Corp	5,186	829
Citigroup Inc	64,404	4,564
Citizens Financial Group Inc	15,000	722
CME Group Inc, Cl A	11,970	2,849
CNA Financial Corp	700	35
Coinbase Global Inc, Cl A *	6,700	1,985
Columbia Banking System Inc	6,732	209
Comerica Inc	3,953	286
Commerce Bancshares Inc/MO	4,461	329
Corebridge Financial Inc	9,000	291
Corpay Inc *	2,200	839
Credit Acceptance Corp *	200	100
Cullen/Frost Bankers Inc	1,668	235
Discover Financial Services	8,089	1,476
East West Bancorp Inc	4,700	515
Equitable Holdings Inc	11,100	535
Euronet Worldwide Inc *	1,400	147
Evercore Inc, Cl A	1,200	369
Everest Group Ltd	1,500	581
FactSet Research Systems Inc	1,325	650
Fidelity National Financial Inc	8,352	529
Fidelity National Information Services Inc	19,048	1,625
Fifth Third Bancorp	22,782	1,095
First American Financial Corp	3,800	267
First Citizens BancShares Inc/NC, Cl A	400	918
First Hawaiian Inc	4,800	133
First Horizon Corp	19,156	405
Fiserv Inc *	19,174	4,237
FNB Corp/PA	11,200	192
Franklin Resources Inc	8,749	199
Global Payments Inc	8,152	970
Globe Life Inc	3,087	343
Goldman Sachs Group Inc/The	10,475	6,375
Hanover Insurance Group Inc/The	1,093	180
Hartford Financial Services Group Inc/The	9,510	1,173
Houlihan Lokey Inc, Cl A	1,700	321
Huntington Bancshares Inc/OH	49,582	893
Interactive Brokers Group Inc, Cl A	3,600	688
Intercontinental Exchange Inc	18,700	3,010
Invesco Ltd	12,000	217
Jack Henry & Associates Inc	2,400	423
Janus Henderson Group PLC	3,000	136
Jefferies Financial Group Inc	5,706	452
JPMorgan Chase & Co	95,370	23,816
Kemper Corp	2,400	172
KeyCorp	29,851	582
Kinsale Capital Group Inc	700	356
KKR & Co Inc	22,200	3,616

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lazard Inc, Cl A	3,800	$221
Lincoln National Corp	6,388	227
Loews Corp	6,136	532
LPL Financial Holdings Inc	2,600	845
M&T Bank Corp	5,657	1,244
Markel Group Inc *	437	779
MarketAxess Holdings Inc	1,300	336
Marsh & McLennan Cos Inc	16,265	3,793
Mastercard Inc, Cl A	27,600	14,709
MetLife Inc	19,209	1,695
MGIC Investment Corp	6,600	173
Moody's Corp	5,227	2,613
Morgan Stanley	38,414	5,056
Morningstar Inc	1,000	354
MSCI Inc, Cl A	2,600	1,585
Nasdaq Inc	14,130	1,173
Northern Trust Corp	6,905	768
NU Holdings Ltd/Cayman Islands, Cl A *	108,000	1,353
Old Republic International Corp	9,290	362
OneMain Holdings Inc, Cl A	3,100	178
PayPal Holdings Inc *	34,111	2,960
Pinnacle Financial Partners Inc	2,600	330
PNC Financial Services Group Inc/The	13,022	2,796
Popular Inc	2,453	244
Primerica Inc	1,200	363
Principal Financial Group Inc	7,908	689
Progressive Corp/The	19,380	5,211
Prosperity Bancshares Inc	3,300	276
Prudential Financial Inc	12,163	1,574
Raymond James Financial Inc	6,531	1,106
Regions Financial Corp	30,187	823
Reinsurance Group of America Inc, Cl A	2,199	502
RenaissanceRe Holdings Ltd	1,700	486
Rithm Capital Corp ‡	15,500	174
RLI Corp	1,400	246
Robinhood Markets Inc, Cl A *	22,600	848
Rocket Cos Inc, Cl A *	4,300	62
Ryan Specialty Holdings Inc, Cl A	3,800	287
S&P Global Inc	10,376	5,422
SEI Investments Co †	3,442	284
Shift4 Payments Inc, Cl A *	2,400	274
SLM Corp	5,831	160
SoFi Technologies Inc *	32,100	527
Starwood Property Trust Inc ‡	10,000	204
State Street Corp	9,979	983
Stifel Financial Corp	3,000	347
Synchrony Financial	13,618	919
Synovus Financial Corp	3,696	211
T Rowe Price Group Inc	7,530	933
TFS Financial Corp	2,500	35
Toast Inc, Cl A *	15,000	653
TPG Inc, Cl A	2,700	189
Tradeweb Markets Inc, Cl A	3,900	528

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Travelers Cos Inc/The	7,475	$1,989
Truist Financial Corp	43,663	2,082
Unum Group	6,205	477
US Bancorp	51,097	2,723
UWM Holdings Corp	2,300	15
Virtu Financial Inc, Cl A	2,700	101
Visa Inc, Cl A	52,600	16,573
Voya Financial Inc	3,300	274
W R Berkley Corp	9,071	586
Webster Financial Corp	5,746	355
Wells Fargo & Co	116,666	8,886
Western Alliance Bancorp	3,600	337
Western Union Co/The	11,528	127
WEX Inc *	1,500	283
White Mountains Insurance Group Ltd	79	159
Willis Towers Watson PLC	3,262	1,050
Wintrust Financial Corp	2,400	331
XP Inc, Cl A	12,400	168
Zions Bancorp NA	4,202	254

		268,809
Health Care — 10.2%
10X Genomics Inc, Cl A *	4,400	70
Abbott Laboratories	57,537	6,834
AbbVie Inc	59,101	10,811
Acadia Healthcare Co Inc *	3,500	142
Agilent Technologies Inc	9,964	1,375
Align Technology Inc *	2,600	605
Alnylam Pharmaceuticals Inc *	4,000	1,012
Amedisys Inc *	1,200	110
Amgen Inc	17,758	5,023
Apellis Pharmaceuticals Inc *	4,200	142
Avantor Inc *	21,900	461
Azenta Inc *	1,800	83
Baxter International Inc	17,415	587
Becton Dickinson & Co	9,470	2,101
Biogen Inc *	5,100	819
BioMarin Pharmaceutical Inc *	6,400	423
Bio-Rad Laboratories Inc, Cl A *	700	238
Bio-Techne Corp	5,264	397
Boston Scientific Corp *	49,339	4,473
Bristol-Myers Squibb Co	66,919	3,963
Bruker Corp	3,500	203
Cardinal Health Inc	8,329	1,018
Catalent Inc *	6,300	385
Cencora Inc	5,424	1,364
Centene Corp *	18,058	1,083
Certara Inc *	5,700	64
Charles River Laboratories International Inc *	1,743	347
Chemed Corp	500	286
Cigna Group/The	9,202	3,108
Cooper Cos Inc/The *	6,716	702
CVS Health Corp	41,299	2,472

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Danaher Corp	21,302	$5,106
DaVita Inc *	1,885	313
DENTSPLY SIRONA Inc	7,066	139
Dexcom Inc *	13,500	1,053
Doximity Inc, Cl A *	3,700	196
Edwards Lifesciences Corp *	20,484	1,462
Elanco Animal Health Inc *	16,637	220
Elevance Health Inc	7,831	3,187
Eli Lilly & Co	26,671	21,213
Encompass Health Corp	3,400	350
Enovis Corp *	2,166	106
Envista Holdings Corp *	4,500	100
Exact Sciences Corp *	6,600	410
Exelixis Inc *	10,500	383
Fortrea Holdings Inc *	3,890	82
GE HealthCare Technologies Inc	15,156	1,261
Gilead Sciences Inc	41,234	3,817
Globus Medical Inc, Cl A *	4,000	342
GRAIL Inc *	1,017	18
HCA Healthcare Inc	6,300	2,061
Henry Schein Inc *	4,568	352
Hologic Inc *	7,900	628
Humana Inc	4,075	1,208
IDEXX Laboratories Inc *	2,804	1,183
Illumina Inc *	5,205	750
Incyte Corp *	4,800	358
Inspire Medical Systems Inc *	700	135
Insulet Corp *	2,300	614
Intra-Cellular Therapies Inc *	3,800	325
Intuitive Surgical Inc *	11,715	6,349
Ionis Pharmaceuticals Inc *	4,900	175
IQVIA Holdings Inc *	6,113	1,228
Jazz Pharmaceuticals PLC *	2,300	280
Johnson & Johnson	80,500	12,478
Labcorp Holdings Inc	2,890	697
Masimo Corp *	1,200	207
McKesson Corp	4,270	2,684
Medpace Holdings Inc *	900	307
Medtronic PLC	43,126	3,732
Merck & Co Inc	84,443	8,583
Mettler-Toledo International Inc *	649	812
Moderna Inc *	11,400	491
Molina Healthcare Inc *	2,000	596
Natera Inc *	3,800	638
Neurocrine Biosciences Inc *	3,200	406
Organon & Co	9,754	155
Penumbra Inc *	1,100	269
Perrigo Co PLC	7,800	223
Pfizer Inc	188,122	4,931
Premier Inc, Cl A	4,400	101
QIAGEN NV	7,517	326
Quest Diagnostics Inc	3,744	609
QuidelOrtho Corp *	1,900	78

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Regeneron Pharmaceuticals Inc *	3,442	$2,582
Repligen Corp *	1,900	286
ResMed Inc	4,712	1,173
Revvity Inc	4,134	480
Roivant Sciences Ltd *	14,600	186
Royalty Pharma PLC, Cl A	13,200	352
Sarepta Therapeutics Inc *	3,100	413
Solventum Corp *	4,715	337
Sotera Health Co *	4,500	59
STERIS PLC	3,400	745
Stryker Corp	12,004	4,707
Teleflex Inc	1,640	316
Tenet Healthcare Corp *	2,900	414
Thermo Fisher Scientific Inc	12,725	6,740
Ultragenyx Pharmaceutical Inc *	3,500	167
United Therapeutics Corp *	1,400	519
UnitedHealth Group Inc	30,620	18,684
Universal Health Services Inc, Cl B	1,976	405
Veeva Systems Inc, Cl A *	4,700	1,071
Vertex Pharmaceuticals Inc *	8,700	4,073
Viatris Inc	40,322	528
Viking Therapeutics Inc *	3,900	206
Waters Corp *	1,973	759
West Pharmaceutical Services Inc	2,300	749
Zimmer Biomet Holdings Inc	6,925	776
Zoetis Inc, Cl A	15,044	2,636

		193,791
Industrials — 9.3%
3M Co	18,062	2,412
A O Smith Corp	3,800	283
AAON Inc	2,500	341
Acuity Brands Inc	900	289
Advanced Drainage Systems Inc	2,300	311
AECOM	4,316	505
AGCO Corp	2,400	243
Air Lease Corp, Cl A	4,100	209
Alaska Air Group Inc *	4,900	258
Allegion PLC	2,766	390
Allison Transmission Holdings Inc	3,000	356
Amentum Holdings *	4,284	104
American Airlines Group Inc *	19,300	280
AMETEK Inc	7,528	1,463
API Group Corp *	8,400	317
Armstrong World Industries Inc	1,700	272
Automatic Data Processing Inc	13,592	4,172
Avis Budget Group Inc	700	76
Axon Enterprise Inc *	2,300	1,488
AZEK Co Inc/The, Cl A *	4,800	255
Boeing Co/The *	23,092	3,589
Booz Allen Hamilton Holding Corp, Cl A	4,500	667
Broadridge Financial Solutions Inc	4,073	961
Builders FirstSource Inc *	4,100	765
BWX Technologies Inc	3,150	412

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CACI International Inc, Cl A *	736	$338
Carlisle Cos Inc	1,466	670
Carrier Global Corp	27,478	2,126
Caterpillar Inc	16,247	6,598
CH Robinson Worldwide Inc	4,048	427
Cintas Corp	11,328	2,558
Clarivate PLC *	17,400	100
Clean Harbors Inc *	1,800	468
CNH Industrial NV	29,600	372
Comfort Systems USA Inc	1,000	493
Concentrix Corp	1,600	72
Copart Inc *	28,444	1,803
Core & Main Inc, Cl A *	6,600	320
Crane Co	1,800	328
CSX Corp	63,888	2,335
Cummins Inc	4,648	1,743
Curtiss-Wright Corp	1,300	486
Dayforce Inc *	5,000	400
Deere & Co	8,419	3,922
Delta Air Lines Inc	22,000	1,404
Donaldson Co Inc	4,044	316
Dover Corp	4,357	897
Dun & Bradstreet Holdings Inc	8,900	113
Eaton Corp PLC	13,216	4,962
EMCOR Group Inc	1,600	816
Emerson Electric Co	18,610	2,468
Equifax Inc	4,156	1,087
Esab Corp	2,166	280
Everus Construction Group *	1,705	109
Expeditors International of Washington Inc	4,648	565
Fastenal Co	19,348	1,617
FedEx Corp	7,344	2,223
Ferguson Enterprises Inc	6,900	1,490
Flowserve Corp	3,400	207
Fortive Corp	12,053	956
Fortune Brands Innovations Inc	4,220	330
FTI Consulting Inc *	1,100	223
Gates Industrial Corp PLC *	4,900	109
GE Vernova Inc *	8,942	2,988
Generac Holdings Inc *	2,000	376
General Dynamics Corp	9,072	2,577
General Electric Co	36,170	6,589
Genpact Ltd	5,100	235
Graco Inc	5,672	517
GXO Logistics Inc *	3,900	237
Hayward Holdings Inc *	5,500	89
HEICO Corp	1,410	385
HEICO Corp, Cl A	2,621	553
Hexcel Corp	3,300	209
Honeywell International Inc	21,890	5,099
Howmet Aerospace Inc	13,767	1,630
Hubbell Inc, Cl B	1,692	778
Huntington Ingalls Industries Inc	1,337	265

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
IDEX Corp	2,593	$598
Illinois Tool Works Inc	9,680	2,686
Ingersoll Rand Inc	13,665	1,423
ITT Inc	2,751	429
Jacobs Solutions Inc	4,284	605
JB Hunt Transport Services Inc	2,452	464
Johnson Controls International PLC	21,666	1,817
KBR Inc	4,100	249
Kirby Corp *	2,000	253
Knight-Swift Transportation Holdings Inc, Cl A	5,300	315
L3Harris Technologies Inc	6,434	1,584
Landstar System Inc	1,365	254
Leidos Holdings Inc	4,573	756
Lennox International Inc	1,120	747
Lincoln Electric Holdings Inc	1,700	371
Lockheed Martin Corp	7,173	3,797
Lyft Inc, Cl A *	10,000	174
ManpowerGroup Inc	1,484	96
Masco Corp	7,479	603
MasTec Inc *	2,100	303
Middleby Corp/The *	1,800	258
MSA Safety Inc	1,200	209
MSC Industrial Direct Co Inc, Cl A	1,820	156
Nordson Corp	1,900	496
Norfolk Southern Corp	7,395	2,040
Northrop Grumman Corp	4,578	2,242
nVent Electric PLC	5,273	413
Old Dominion Freight Line Inc	6,700	1,508
Oshkosh Corp	2,259	257
Otis Worldwide Corp	13,739	1,415
Owens Corning	2,900	596
PACCAR Inc	16,844	1,971
Parker-Hannifin Corp	4,204	2,955
Parsons Corp *	1,700	163
Paychex Inc	10,907	1,595
Paycom Software Inc	1,500	348
Paycor HCM Inc *	1,700	31
Paylocity Holding Corp *	1,300	270
Pentair PLC	5,573	607
Quanta Services Inc	4,767	1,642
RB Global Inc	6,210	607
RBC Bearings Inc *	900	302
Regal Rexnord Corp	2,276	393
Republic Services Inc, Cl A	6,942	1,515
Robert Half Inc	2,676	200
Rockwell Automation Inc	3,904	1,152
Rollins Inc	10,037	505
RTX Corp	44,162	5,380
Ryder System Inc	1,206	204
Saia Inc *	800	455
Schneider National Inc, Cl B	400	13
Science Applications International Corp	1,700	211

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sensata Technologies Holding PLC	5,100	$164
Simpson Manufacturing Co Inc	1,600	301
SiteOne Landscape Supply Inc *	1,500	230
Snap-on Inc	1,691	625
Southwest Airlines Co	20,320	658
Spirit AeroSystems Holdings Inc, Cl A *	4,400	142
SS&C Technologies Holdings Inc	7,300	565
Stanley Black & Decker Inc	4,693	420
Tetra Tech Inc	8,500	353
Textron Inc	6,222	533
Timken Co/The	2,169	168
Toro Co/The	3,540	308
Trane Technologies PLC	7,400	3,080
TransDigm Group Inc	1,793	2,247
TransUnion	6,300	639
Trex Co Inc *	3,700	278
Uber Technologies Inc *	66,700	4,800
U-Haul Holding Co *	400	28
U-Haul Holding Co, Cl B	3,600	225
Union Pacific Corp	20,132	4,925
United Airlines Holdings Inc *	10,600	1,026
United Parcel Service Inc, Cl B	24,441	3,317
United Rentals Inc	2,200	1,905
Valmont Industries Inc	600	209
Veralto Corp	8,467	916
Verisk Analytics Inc, Cl A	4,800	1,412
Vertiv Holdings Co, Cl A	11,500	1,467
Vestis Corp	5,150	83
Waste Management Inc	13,194	3,011
Watsco Inc	1,200	662
WESCO International Inc	1,500	317
Westinghouse Air Brake Technologies Corp	5,537	1,111
WillScot Holdings Corp, Cl A *	6,700	256
Woodward Inc	1,900	343
WW Grainger Inc	1,387	1,672
XPO Inc *	3,600	549
Xylem Inc/NY	8,102	1,027

		176,281
Information Technology — 28.9%
Accenture PLC, Cl A	20,900	7,574
Adobe Inc *	14,702	7,585
Advanced Micro Devices Inc *	53,613	7,354
Akamai Technologies Inc *	4,818	453
Allegro MicroSystems Inc *	4,200	91
Amdocs Ltd	4,200	364
Amkor Technology Inc	4,100	108
Amphenol Corp, Cl A	38,836	2,821
Analog Devices Inc	16,403	3,577
ANSYS Inc *	2,900	1,018
Appfolio Inc, Cl A *	800	203
Apple Inc	484,163	114,906
Applied Materials Inc	27,555	4,814
AppLovin Corp, Cl A *	8,600	2,896

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Arista Networks Inc *	8,600	$3,490
Arrow Electronics Inc *	2,089	251
Aspen Technology Inc *	970	242
Astera Labs Inc *	800	83
Atlassian Corp, Cl A *	5,000	1,318
Autodesk Inc *	7,037	2,054
Avnet Inc	3,610	198
Bentley Systems Inc, Cl B	5,100	252
BILL Holdings Inc *	3,700	334
Broadcom Inc	151,280	24,519
Cadence Design Systems Inc *	8,963	2,750
CCC Intelligent Solutions Holdings Inc *	13,500	170
CDW Corp/DE	4,500	792
Ciena Corp *	4,300	300
Cirrus Logic Inc *	1,800	188
Cisco Systems Inc	134,927	7,989
Cloudflare Inc, Cl A *	10,200	1,018
Cognex Corp	5,800	232
Cognizant Technology Solutions Corp, Cl A	16,776	1,350
Coherent Corp *	4,183	419
Confluent Inc, Cl A *	7,800	241
Corning Inc	26,158	1,273
Crane NXT Co	2,100	132
Crowdstrike Holdings Inc, Cl A *	7,400	2,560
Datadog Inc, Cl A *	10,100	1,543
Dell Technologies Inc, Cl C	9,300	1,187
DocuSign Inc, Cl A *	7,200	574
Dolby Laboratories Inc, Cl A	1,943	152
DoubleVerify Holdings Inc *	4,800	98
Dropbox Inc, Cl A *	8,300	230
DXC Technology Co *	6,636	149
Dynatrace Inc *	10,100	568
Elastic NV *	2,800	306
Enphase Energy Inc *	4,500	321
Entegris Inc	5,200	549
EPAM Systems Inc *	1,900	463
F5 Inc *	1,831	458
Fair Isaac Corp *	800	1,900
First Solar Inc *	3,600	717
Five9 Inc *	2,200	91
Fortinet Inc *	21,400	2,034
Gartner Inc *	2,410	1,248
Gen Digital Inc	19,148	591
Gitlab Inc, Cl A *	3,600	229
GLOBALFOUNDRIES Inc *	2,700	117
Globant SA *	1,400	319
GoDaddy Inc, Cl A *	4,800	948
Guidewire Software Inc *	2,800	568
HashiCorp Inc, Cl A *	3,900	131
Hewlett Packard Enterprise Co	43,470	922
HP Inc	33,070	1,172
HubSpot Inc *	1,600	1,154
Informatica Inc, Cl A *	1,700	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Intel Corp	142,858	$3,436
International Business Machines Corp	30,501	6,936
Intuit Inc	9,052	5,809
IPG Photonics Corp *	800	62
Jabil Inc	3,974	540
Juniper Networks Inc	10,625	382
Keysight Technologies Inc *	6,032	1,031
KLA Corp	4,549	2,943
Kyndryl Holdings Inc *	6,459	224
Lam Research	43,120	3,186
Lattice Semiconductor Corp *	5,200	295
Littelfuse Inc	800	197
Lumentum Holdings Inc *	2,700	235
MACOM Technology Solutions Holdings Inc *	2,000	266
Manhattan Associates Inc *	2,000	571
Marvell Technology Inc	28,038	2,599
Microchip Technology Inc	18,030	1,229
Micron Technology Inc	37,016	3,626
Microsoft Corp	247,716	104,898
MicroStrategy Inc, Cl A *	5,100	1,976
MKS Instruments Inc	2,300	261
MongoDB Inc, Cl A *	2,400	774
Monolithic Power Systems Inc	1,602	909
Motorola Solutions Inc	5,414	2,705
nCino Inc *	2,900	122
NetApp Inc	7,055	865
Nutanix Inc, Cl A *	7,800	509
NVIDIA Corp	779,440	107,758
Okta Inc, Cl A *	5,000	388
ON Semiconductor Corp *	14,500	1,031
Onto Innovation Inc *	1,800	296
Oracle Corp	52,320	9,671
Palantir Technologies Inc, Cl A *	66,200	4,441
Palo Alto Networks Inc *	10,162	3,941
Pegasystems Inc	1,500	142
Procore Technologies Inc *	3,100	252
PTC Inc *	3,900	780
Pure Storage Inc, Cl A *	9,900	525
Qorvo Inc *	3,500	242
QUALCOMM Inc	37,159	5,891
RingCentral Inc, Cl A *	3,100	117
Roper Technologies Inc	3,500	1,983
Salesforce Inc	31,218	10,302
SentinelOne Inc, Cl A *	9,400	263
ServiceNow Inc *	6,800	7,136
Skyworks Solutions Inc	5,500	482
Smartsheet Inc, Cl A *	4,100	229
Snowflake Inc, Cl A *	10,700	1,870
Super Micro Computer *	17,000	555
Synopsys Inc *	5,082	2,838
TD SYNNEX Corp	2,500	297
Teledyne Technologies Inc *	1,467	712
Teradata Corp *	2,989	92

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teradyne Inc	5,363	$590
Texas Instruments Inc	30,108	6,053
Trimble Inc *	8,228	600
Twilio Inc, Cl A *	5,900	617
Tyler Technologies Inc *	1,400	881
UiPath Inc, Cl A *	15,800	225
Unity Software Inc *	7,700	186
Universal Display Corp	1,600	263
VeriSign Inc *	2,785	521
Vontier Corp	5,901	232
Western Digital Corp *	10,096	737
Wolfspeed Inc *	5,000	48
Workday Inc, Cl A *	7,200	1,800
Zebra Technologies Corp, Cl A *	1,725	702
Zoom Video Communications Inc, Cl A *	8,500	703
Zscaler Inc *	2,800	578

		548,259
Materials — 2.4%
Air Products and Chemicals Inc	7,294	2,439
Albemarle Corp	3,973	428
Alcoa Corp	8,600	399
Amcor PLC	48,600	517
AptarGroup Inc	2,200	380
Ardagh Metal Packaging SA	3,000	11
Ashland Inc	1,676	131
ATI Inc *	4,500	271
Avery Dennison Corp	2,710	558
Axalta Coating Systems Ltd *	7,400	299
Ball Corp	10,600	659
Berry Global Group Inc	3,900	282
Celanese Corp, Cl A	3,883	284
CF Industries Holdings Inc	6,030	541
Chemours Co/The	4,300	93
Cleveland-Cliffs Inc *	14,100	176
Corteva Inc	23,876	1,486
CRH PLC	22,500	2,301
Crown Holdings Inc	3,951	364
Dow Inc	23,776	1,051
DuPont de Nemours Inc	14,109	1,179
Eagle Materials Inc	1,200	371
Eastman Chemical Co	3,928	411
Ecolab Inc	8,155	2,029
Element Solutions Inc	6,200	178
FMC Corp	4,420	261
Freeport-McMoRan Inc, Cl B	47,624	2,105
Graphic Packaging Holding Co	10,300	310
Huntsman Corp	6,029	118
International Flavors & Fragrances Inc	8,752	800
International Paper Co	11,855	697
Linde PLC	16,000	7,376
Louisiana-Pacific Corp	2,200	260
LyondellBasell Industries NV, Cl A	8,660	722
Martin Marietta Materials Inc	2,063	1,238

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mosaic Co/The	10,878	$288
MP Materials Corp *	5,300	112
NewMarket Corp	200	107
Newmont Corp	39,433	1,654
Nucor Corp	8,090	1,251
Olin Corp	4,000	170
Packaging Corp of America	2,999	746
PPG Industries Inc	7,965	991
Reliance Inc	1,900	610
Royal Gold Inc	2,200	322
RPM International Inc	4,069	565
Scotts Miracle-Gro Co/The, Cl A	1,606	124
Sealed Air Corp	4,868	178
Sherwin-Williams Co/The	7,711	3,064
Silgan Holdings Inc	2,308	133
Smurfit WestRock PLC	17,745	976
Sonoco Products Co	3,246	168
Southern Copper Corp	2,940	295
Steel Dynamics Inc	5,100	741
United States Steel Corp	7,600	310
Vulcan Materials Co	4,257	1,227
Westlake Corp	1,300	167

		44,924
Real Estate — 2.5%
Agree Realty Corp ‡	3,800	292
Alexandria Real Estate Equities Inc ‡	6,000	661
American Homes 4 Rent, Cl A ‡	10,700	410
American Tower Corp, Cl A ‡	15,712	3,284
Americold Realty Trust Inc ‡	9,600	229
AvalonBay Communities Inc ‡	4,541	1,069
Brixmor Property Group Inc ‡	10,100	304
BXP Inc ‡	5,584	458
Camden Property Trust ‡	3,547	446
CBRE Group Inc, Cl A *	10,417	1,458
CoStar Group Inc *	13,900	1,131
Cousins Properties Inc ‡	4,300	136
Crown Castle Inc ‡	14,796	1,572
CubeSmart ‡	7,000	347
Digital Realty Trust Inc ‡	10,596	2,074
EastGroup Properties Inc ‡	1,600	276
EPR Properties ‡	2,800	127
Equinix Inc ‡	3,163	3,104
Equity LifeStyle Properties Inc ‡	6,400	457
Equity Residential ‡	12,577	964
Essex Property Trust Inc ‡	2,163	672
Extra Space Storage Inc ‡	7,098	1,213
Federal Realty Investment Trust ‡	3,096	361
First Industrial Realty Trust Inc ‡	4,600	246
Gaming and Leisure Properties Inc ‡	8,835	456
Healthcare Realty Trust Inc, Cl A ‡	12,800	234
Healthpeak Properties Inc ‡	22,874	503
Highwoods Properties Inc ‡	3,900	127
Host Hotels & Resorts Inc ‡	22,240	410

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Howard Hughes Holdings Inc *	1,073	$93
Invitation Homes Inc ‡	21,200	726
Iron Mountain Inc ‡	9,303	1,151
Jones Lang LaSalle Inc *	1,500	421
Kilroy Realty Corp ‡	4,600	191
Kimco Realty Corp ‡	22,371	572
Lamar Advertising Co, Cl A ‡	2,940	394
Lineage ‡	2,100	133
Medical Properties Trust Inc ‡	17,800	78
Mid-America Apartment Communities Inc ‡	3,950	648
National Storage Affiliates Trust ‡	2,200	99
NNN REIT Inc ‡	5,500	242
Omega Healthcare Investors Inc ‡	7,900	321
Park Hotels & Resorts Inc ‡	8,288	129
Prologis Inc ‡	30,503	3,562
Public Storage ‡	5,368	1,868
Rayonier Inc ‡	4,604	147
Realty Income Corp ‡	29,454	1,705
Regency Centers Corp ‡	5,858	443
Rexford Industrial Realty Inc ‡	7,800	328
SBA Communications Corp, Cl A ‡	3,732	844
Seaport Entertainment Group Inc *	269	9
Simon Property Group Inc ‡	10,981	2,016
STAG Industrial Inc ‡	6,100	224
Sun Communities Inc ‡	4,200	531
UDR Inc ‡	10,993	504
Ventas Inc ‡	13,792	884
VICI Properties Inc, Cl A ‡	35,000	1,141
Vornado Realty Trust ‡	4,636	200
Welltower Inc ‡	19,783	2,734
Weyerhaeuser Co ‡	25,246	814
WP Carey Inc ‡	6,900	394
Zillow Group Inc, Cl A *	1,143	93
Zillow Group Inc, Cl C *	5,386	456

		47,116
Utilities — 2.3%
AES Corp/The	24,124	315
Alliant Energy Corp	9,152	578
Ameren Corp	9,090	858
American Electric Power Co Inc	17,950	1,792
American Water Works Co Inc	6,500	890
Atmos Energy Corp	5,091	770
Avangrid Inc	3,094	112
Brookfield Renewable Corp, Cl A	5,000	160
CenterPoint Energy Inc	21,615	705
Clearway Energy Inc, Cl A	1,300	36
Clearway Energy Inc, Cl C	3,500	103
CMS Energy Corp	9,742	679
Consolidated Edison Inc	11,816	1,189
Constellation Energy Corp	10,392	2,666
Dominion Energy Inc	28,470	1,673
DTE Energy Co	6,464	813
Duke Energy Corp	25,416	2,975

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Edison International	12,079	$1,060
Entergy Corp	7,298	1,140
Essential Utilities Inc	8,546	342
Evergy Inc	8,049	520
Eversource Energy	12,126	782
Exelon Corp	34,176	1,352
FirstEnergy Corp	19,727	839
IDACORP Inc, Cl Rights	1,700	201
MDU Resources Group Inc	6,821	137
National Fuel Gas Co	2,889	185
NextEra Energy Inc	68,292	5,372
NiSource Inc	14,921	568
NRG Energy Inc	7,300	742
OGE Energy Corp	5,836	257
PG&E Corp	68,918	1,491
Pinnacle West Capital Corp	3,892	365
PPL Corp	25,526	892
Public Service Enterprise Group Inc	16,852	1,589
Sempra	20,746	1,943
Southern Co/The	36,103	3,218
UGI Corp	7,925	241
Vistra Corp	11,600	1,854
WEC Energy Group Inc	10,757	1,087
Xcel Energy Inc	18,981	1,377

		43,868
Total Common Stock
(Cost $324,748) ($ Thousands)		1,855,642

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	37,073,262	37,073
Total Cash Equivalent
(Cost $37,073) ($ Thousands)		37,073
Total Investments in Securities — 99.8%
(Cost $361,821) ($ Thousands)		$1,892,715

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	111	Dec-2024	$32,343	$33,586	$1,243
S&P Mid Cap 400 Index E-MINI	18	Dec-2024	5,758	6,080	322
			$38,101	$39,666	$1,565

Percentages are based on Net Assets of $1,895,622 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,855,642	–	–	1,855,642
Cash Equivalent	37,073	–	–	37,073
Total Investments in Securities	1,892,715	–	–	1,892,715

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,565	–	–	1,565
Total Other Financial Instruments	1,565	–	–	1,565

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Investments Co	$233	$—	$—	$—	$51	$284	$2	$—
SEI Liquidity Fund, LP	1	—	—	(7)	6	—	1	—
SEI Daily Income Trust, Government Fund, Institutional Class	31,356	196,676	(190,959)	—	—	37,073	967	—
Totals	$31,590	$196,676	$(190,959)	$(7)	$57	$37,357	$970	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.0%

Communication Services — 8.7%
Alphabet Inc, Cl A	495,393	$83,697
Alphabet Inc, Cl C	406,186	69,251
AT&T Inc	606,179	14,039
Charter Communications Inc, Cl A *	8,196	3,253
Comcast Corp, Cl A	326,555	14,104
Electronic Arts Inc	20,311	3,324
Fox Corp	30,694	1,419
Interpublic Group of Cos Inc/The	32,224	993
Live Nation Entertainment Inc *	13,183	1,822
Match Group Inc *	22,053	722
Meta Platforms Inc, Cl A	184,696	106,074
Netflix Inc *	36,267	32,162
News Corp	9,800	314
News Corp, Cl A	31,878	936
Omnicom Group Inc	16,464	1,726
Paramount Global, Cl B	52,905	574
Take-Two Interactive Software Inc *	13,733	2,587
T-Mobile US Inc	41,381	10,219
Verizon Communications Inc	355,859	15,779
Walt Disney Co/The	153,280	18,006
Warner Bros Discovery Inc *	188,244	1,973

		382,974
Consumer Discretionary — 10.5%
Airbnb Inc, Cl A *	37,169	5,059
Amazon.com Inc *	789,930	164,219
Aptiv PLC *	22,373	1,242
AutoZone Inc *	1,488	4,716
Best Buy Co Inc	16,535	1,488
Booking Holdings Inc	2,837	14,758
BorgWarner Inc	19,927	684
Caesars Entertainment Inc *	18,966	730
CarMax Inc *	13,184	1,107
Carnival Corp, Cl A *	85,228	2,167
Chipotle Mexican Grill Inc, Cl A *	115,700	7,118
Darden Restaurants Inc	10,196	1,797
Deckers Outdoor Corp *	12,900	2,528
Domino's Pizza Inc	2,936	1,398
DR Horton Inc	24,749	4,177
eBay Inc	41,310	2,615
Expedia Group Inc *	10,515	1,941
Ford Motor Co	329,787	3,671
Garmin Ltd	13,016	2,767
General Motors Co	94,921	5,277
Genuine Parts Co	12,011	1,522
Hasbro Inc	11,520	751
Hilton Worldwide Holdings Inc	20,795	5,270
Home Depot Inc/The	83,874	35,993
Las Vegas Sands Corp	29,820	1,582
Lennar Corp, Cl A	20,457	3,567
LKQ Corp	22,126	869
Lowe's Cos Inc	48,201	13,131

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	9,673	$3,102
Marriott International Inc/MD, Cl A	19,707	5,697
McDonald's Corp	60,626	17,946
MGM Resorts International *	20,000	767
Mohawk Industries Inc *	4,400	611
NIKE Inc, Cl B	101,575	8,001
Norwegian Cruise Line Holdings Ltd *	37,524	1,009
NVR Inc *	262	2,420
O'Reilly Automotive Inc *	4,897	6,088
Pool Corp	3,321	1,252
PulteGroup Inc	17,554	2,375
Ralph Lauren Corp, Cl A	3,430	794
Ross Stores Inc	28,226	4,371
Royal Caribbean Cruises Ltd	19,996	4,880
Starbucks Corp	95,822	9,818
Tapestry Inc	19,432	1,210
Tesla Inc *	234,648	80,991
TJX Cos Inc/The	95,573	12,013
Tractor Supply Co	9,059	2,570
Ulta Beauty Inc *	3,990	1,543
Wynn Resorts Ltd	8,232	777
Yum! Brands Inc	23,714	3,295

		463,674
Consumer Staples — 5.6%
Altria Group Inc	144,183	8,325
Archer-Daniels-Midland Co	40,367	2,204
Brown-Forman Corp, Cl B	15,648	658
Bunge Global SA	11,927	1,070
Campbell Soup Co	17,312	800
Church & Dwight Co Inc	20,675	2,277
Clorox Co/The	10,470	1,750
Coca-Cola Co/The	327,928	21,014
Colgate-Palmolive Co	69,063	6,674
Conagra Brands Inc	41,150	1,134
Constellation Brands Inc, Cl A	13,183	3,176
Costco Wholesale Corp	37,480	36,426
Dollar General Corp	18,548	1,433
Dollar Tree Inc *	16,986	1,211
Estee Lauder Cos Inc/The, Cl A	19,648	1,417
General Mills Inc	47,023	3,116
Hershey Co/The	12,493	2,200
Hormel Foods Corp	25,460	826
J M Smucker Co/The	8,958	1,055
Kellanova	22,635	1,840
Kenvue Inc	161,806	3,896
Keurig Dr Pepper Inc	95,057	3,104
Kimberly-Clark Corp	28,456	3,965
Kraft Heinz Co/The	74,515	2,382
Kroger Co/The	56,082	3,426
Lamb Weston Holdings Inc	12,091	934
McCormick & Co Inc/MD	21,273	1,668
Molson Coors Beverage Co, Cl B	15,070	935
Mondelez International Inc, Cl A	112,902	7,333

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Monster Beverage Corp *	59,581	$3,285
PepsiCo Inc	116,166	18,987
Philip Morris International Inc	131,463	17,492
Procter & Gamble Co/The	199,012	35,675
Sysco Corp	41,510	3,201
Target Corp	39,092	5,172
Tyson Foods Inc, Cl A	24,513	1,581
Walgreens Boots Alliance Inc	62,485	564
Walmart Inc	367,211	33,967

		246,173
Energy — 3.4%
APA Corp	31,591	716
Baker Hughes Co, Cl A	83,899	3,687
Chevron Corp	143,761	23,279
ConocoPhillips	110,190	11,938
Coterra Energy Inc, Cl A	62,348	1,666
Devon Energy Corp	52,846	2,006
Diamondback Energy Inc	15,843	2,814
EOG Resources Inc	48,012	6,398
EQT Corp	50,096	2,276
Exxon Mobil Corp	375,705	44,318
Halliburton Co	74,529	2,374
Hess Corp	23,322	3,433
Kinder Morgan Inc	163,126	4,612
Marathon Petroleum Corp	28,289	4,417
Occidental Petroleum Corp	56,831	2,875
ONEOK Inc	49,352	5,606
Phillips 66	35,397	4,742
Schlumberger NV	119,999	5,273
Targa Resources Corp	18,503	3,780
Texas Pacific Land Corp	1,600	2,560
Valero Energy Corp	27,111	3,771
Williams Cos Inc/The	103,013	6,028

		148,569
Financials — 13.6%
Aflac Inc	42,606	4,857
Allstate Corp/The	22,327	4,630
American Express Co	47,458	14,459
American International Group Inc	54,364	4,179
Ameriprise Financial Inc	8,258	4,740
Aon PLC, Cl A	18,395	7,202
Arch Capital Group Ltd	31,628	3,186
Arthur J Gallagher & Co	18,485	5,772
Assurant Inc	4,331	984
Bank of America Corp	570,810	27,119
Bank of New York Mellon Corp/The	62,359	5,105
Berkshire Hathaway Inc, Cl B *	154,932	74,835
BlackRock Funding	11,775	12,043
Blackstone Inc	60,826	11,623
Brown & Brown Inc	19,945	2,256
Capital One Financial Corp	32,305	6,203
Cboe Global Markets Inc	9,000	1,943

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	126,256	$10,449
Chubb Ltd	31,756	9,169
Cincinnati Financial Corp	13,205	2,110
Citigroup Inc	161,305	11,432
Citizens Financial Group Inc	37,860	1,823
CME Group Inc, Cl A	30,391	7,233
Corpay Inc *	5,819	2,218
Discover Financial Services	21,248	3,876
Erie Indemnity Co, Cl A	2,100	925
Everest Group Ltd	3,599	1,395
FactSet Research Systems Inc	3,251	1,595
Fidelity National Information Services Inc	46,059	3,929
Fifth Third Bancorp	57,133	2,746
Fiserv Inc *	48,639	10,747
Franklin Resources Inc	26,177	596
Global Payments Inc	21,495	2,557
Globe Life Inc	7,782	866
Goldman Sachs Group Inc/The	26,657	16,223
Hartford Financial Services Group Inc/The	24,788	3,057
Huntington Bancshares Inc/OH	122,588	2,208
Intercontinental Exchange Inc	48,519	7,810
Invesco Ltd	39,370	712
Jack Henry & Associates Inc	6,282	1,107
JPMorgan Chase & Co	240,554	60,071
KeyCorp	78,306	1,525
KKR & Co Inc	57,000	9,284
Loews Corp	15,657	1,358
M&T Bank Corp	14,123	3,107
MarketAxess Holdings Inc	3,142	813
Marsh & McLennan Cos Inc	41,581	9,698
Mastercard Inc, Cl A	69,741	37,168
MetLife Inc	49,726	4,387
Moody's Corp	13,253	6,626
Morgan Stanley	105,309	13,860
MSCI Inc, Cl A	6,617	4,034
Nasdaq Inc	34,906	2,897
Northern Trust Corp	17,287	1,922
PayPal Holdings Inc *	86,388	7,496
PNC Financial Services Group Inc/The	33,579	7,210
Principal Financial Group Inc	17,934	1,562
Progressive Corp/The	49,504	13,311
Prudential Financial Inc	30,194	3,907
Raymond James Financial Inc	15,649	2,649
Regions Financial Corp	77,278	2,107
S&P Global Inc	27,043	14,130
State Street Corp	25,180	2,480
Synchrony Financial	33,346	2,251
T Rowe Price Group Inc	18,753	2,322
Travelers Cos Inc/The	19,252	5,122
Truist Financial Corp	113,191	5,397
US Bancorp	131,829	7,025
Visa Inc, Cl A	141,280	44,514
W R Berkley Corp	25,375	1,638

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Wells Fargo & Co	287,830	$21,924
Willis Towers Watson PLC	8,567	2,759

		600,473
Health Care — 10.4%
Abbott Laboratories	147,109	17,472
AbbVie Inc	149,368	27,324
Agilent Technologies Inc	24,659	3,402
Align Technology Inc *	5,920	1,378
Amgen Inc	45,450	12,856
Baxter International Inc	43,026	1,450
Becton Dickinson & Co	24,408	5,416
Biogen Inc *	12,488	2,006
Bio-Techne Corp	13,231	997
Boston Scientific Corp *	124,525	11,289
Bristol-Myers Squibb Co	171,358	10,148
Cardinal Health Inc	20,584	2,516
Catalent Inc *	15,274	933
Cencora Inc	14,699	3,698
Centene Corp *	44,451	2,667
Charles River Laboratories International Inc *	4,500	896
Cigna Group/The	23,662	7,993
Cooper Cos Inc/The *	16,780	1,753
CVS Health Corp	106,296	6,362
Danaher Corp	54,364	13,031
DaVita Inc *	3,960	658
Dexcom Inc *	33,866	2,641
Edwards Lifesciences Corp *	50,879	3,630
Elevance Health Inc	19,617	7,983
Eli Lilly & Co	66,732	53,075
GE HealthCare Technologies Inc	38,581	3,211
Gilead Sciences Inc	105,208	9,740
HCA Healthcare Inc	15,678	5,130
Henry Schein Inc *	10,637	820
Hologic Inc *	19,629	1,561
Humana Inc	10,179	3,017
IDEXX Laboratories Inc *	6,923	2,920
Incyte Corp *	13,855	1,033
Insulet Corp *	5,878	1,568
Intuitive Surgical Inc *	29,989	16,254
IQVIA Holdings Inc *	14,663	2,945
Johnson & Johnson	203,520	31,548
Labcorp Holdings Inc	7,206	1,738
McKesson Corp	10,988	6,906
Medtronic PLC	108,373	9,379
Merck & Co Inc	214,268	21,778
Mettler-Toledo International Inc *	1,798	2,250
Moderna Inc *	29,225	1,258
Molina Healthcare Inc *	5,010	1,493
Pfizer Inc	479,063	12,556
Quest Diagnostics Inc	9,597	1,561
Regeneron Pharmaceuticals Inc *	8,959	6,721
ResMed Inc	12,410	3,090

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Revvity Inc	10,609	$1,232
Solventum Corp *	12,146	869
STERIS PLC	8,315	1,822
Stryker Corp	28,973	11,362
Teleflex Inc	3,964	764
Thermo Fisher Scientific Inc	32,266	17,089
UnitedHealth Group Inc	78,057	47,630
Universal Health Services Inc, Cl B	4,984	1,022
Vertex Pharmaceuticals Inc *	21,821	10,215
Viatris Inc	102,408	1,341
Waters Corp *	4,994	1,921
West Pharmaceutical Services Inc	6,200	2,019
Zimmer Biomet Holdings Inc	17,484	1,960
Zoetis Inc, Cl A	38,239	6,701

		455,998
Industrials — 8.5%
3M Co	46,387	6,194
A O Smith Corp	10,551	786
Allegion PLC	7,499	1,056
Amentum Holdings *	11,164	272
AMETEK Inc	19,596	3,809
Automatic Data Processing Inc	34,493	10,587
Axon Enterprise Inc *	6,040	3,908
Boeing Co/The *	61,745	9,598
Broadridge Financial Solutions Inc	9,826	2,319
Builders FirstSource Inc *	9,809	1,829
Carrier Global Corp	70,952	5,490
Caterpillar Inc	41,012	16,655
CH Robinson Worldwide Inc	9,925	1,048
Cintas Corp	28,904	6,526
Copart Inc *	73,972	4,689
CSX Corp	163,815	5,987
Cummins Inc	11,578	4,342
Dayforce Inc *	13,311	1,065
Deere & Co	21,650	10,087
Delta Air Lines Inc	54,126	3,454
Dover Corp	11,780	2,426
Eaton Corp PLC	33,676	12,643
Emerson Electric Co	48,390	6,417
Equifax Inc	10,490	2,744
Expeditors International of Washington Inc	11,938	1,452
Fastenal Co	48,423	4,046
FedEx Corp	19,047	5,765
Fortive Corp	29,524	2,342
GE Vernova Inc *	23,206	7,754
Generac Holdings Inc *	5,127	965
General Dynamics Corp	21,760	6,180
General Electric Co	91,627	16,691
Honeywell International Inc	55,027	12,817
Howmet Aerospace Inc	34,451	4,078
Hubbell Inc, Cl B	4,536	2,087
Huntington Ingalls Industries Inc	3,327	659
IDEX Corp	6,466	1,491

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Illinois Tool Works Inc	22,855	$6,343
Ingersoll Rand Inc	34,033	3,545
Jacobs Solutions Inc	10,764	1,520
JB Hunt Transport Services Inc	6,960	1,316
Johnson Controls International PLC	56,462	4,735
L3Harris Technologies Inc	16,013	3,943
Leidos Holdings Inc	11,339	1,875
Lockheed Martin Corp	17,883	9,467
Masco Corp	18,757	1,511
Nordson Corp	4,590	1,198
Norfolk Southern Corp	19,123	5,275
Northrop Grumman Corp	11,568	5,664
Old Dominion Freight Line Inc	15,940	3,589
Otis Worldwide Corp	33,786	3,479
PACCAR Inc	44,323	5,186
Parker-Hannifin Corp	10,823	7,608
Paychex Inc	27,089	3,962
Paycom Software Inc	4,072	944
Pentair PLC	14,256	1,554
Quanta Services Inc	12,427	4,281
Republic Services Inc, Cl A	17,231	3,762
Rockwell Automation Inc	9,624	2,840
Rollins Inc	24,058	1,211
RTX Corp	112,456	13,701
Snap-on Inc	4,450	1,645
Southwest Airlines Co	51,427	1,664
Stanley Black & Decker Inc	13,241	1,184
Textron Inc	15,769	1,350
Trane Technologies PLC	19,052	7,930
TransDigm Group Inc	4,707	5,898
Uber Technologies Inc *	177,600	12,780
Union Pacific Corp	51,493	12,598
United Airlines Holdings Inc *	27,747	2,687
United Parcel Service Inc, Cl B	61,915	8,403
United Rentals Inc	5,671	4,911
Veralto Corp	20,821	2,253
Verisk Analytics Inc, Cl A	12,001	3,531
Waste Management Inc	30,854	7,042
Westinghouse Air Brake Technologies Corp	14,761	2,961
WW Grainger Inc	3,778	4,554
Xylem Inc/NY	20,537	2,603

		372,761
Information Technology — 30.7%
Accenture PLC, Cl A	52,919	19,176
Adobe Inc *	37,453	19,323
Advanced Micro Devices Inc *	136,876	18,776
Akamai Technologies Inc *	12,989	1,221
Amphenol Corp, Cl A	101,798	7,396
Analog Devices Inc	41,913	9,139
ANSYS Inc *	7,398	2,597
Apple Inc	1,285,751	305,147
Applied Materials Inc	69,997	12,229
Arista Networks Inc *	21,744	8,824

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Autodesk Inc *	18,169	$5,304
Broadcom Inc	393,650	63,803
Cadence Design Systems Inc *	23,178	7,111
CDW Corp/DE	11,479	2,019
Cisco Systems Inc	340,593	20,167
Cognizant Technology Solutions Corp, Cl A	41,827	3,367
Corning Inc	65,036	3,165
Crowdstrike Holdings Inc, Cl A *	19,500	6,746
Dell Technologies Inc, Cl C	24,300	3,100
Enphase Energy Inc *	11,642	831
EPAM Systems Inc *	4,749	1,158
F5 Inc *	5,052	1,265
Fair Isaac Corp *	2,105	4,999
First Solar Inc *	9,031	1,800
Fortinet Inc *	53,608	5,095
Gartner Inc *	6,501	3,367
Gen Digital Inc	45,654	1,408
GoDaddy Inc, Cl A *	11,900	2,351
Hewlett Packard Enterprise Co	109,741	2,329
HP Inc	82,657	2,929
Intel Corp	360,665	8,674
International Business Machines Corp	77,861	17,706
Intuit Inc	23,609	15,151
Jabil Inc	9,569	1,300
Juniper Networks Inc	27,723	996
Keysight Technologies Inc *	14,700	2,511
KLA Corp	11,379	7,363
Lam Research	110,190	8,141
Microchip Technology Inc	45,344	3,091
Micron Technology Inc	93,705	9,178
Microsoft Corp	628,590	266,183
Monolithic Power Systems Inc	4,157	2,360
Motorola Solutions Inc	14,124	7,058
NetApp Inc	17,365	2,130
NVIDIA Corp	2,080,280	287,599
NXP Semiconductors NV	21,529	4,938
ON Semiconductor Corp *	36,159	2,572
Oracle Corp	135,157	24,982
Palantir Technologies Inc, Cl A *	170,200	11,417
Palo Alto Networks Inc *	27,407	10,629
PTC Inc *	10,146	2,030
Qorvo Inc *	8,468	585
QUALCOMM Inc	94,222	14,937
Roper Technologies Inc	9,028	5,114
Salesforce Inc	81,931	27,036
Seagate Technology Holdings PLC	18,020	1,826
ServiceNow Inc *	17,380	18,239
Skyworks Solutions Inc	13,457	1,179
Super Micro Computer *	42,500	1,387
Synopsys Inc *	12,916	7,213
TE Connectivity PLC	25,703	3,884
Teledyne Technologies Inc *	3,983	1,933
Teradyne Inc	13,997	1,540

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Texas Instruments Inc	77,162	$15,512
Trimble Inc *	20,617	1,504
Tyler Technologies Inc *	3,565	2,243
VeriSign Inc *	7,104	1,330
Western Digital Corp *	27,568	2,012
Zebra Technologies Corp, Cl A *	4,306	1,753

		1,351,378
Materials — 2.0%
Air Products and Chemicals Inc	18,819	6,292
Albemarle Corp	9,896	1,066
Amcor PLC	124,111	1,321
Avery Dennison Corp	6,963	1,434
Ball Corp	25,561	1,589
Celanese Corp, Cl A	9,652	707
CF Industries Holdings Inc	15,467	1,387
Corteva Inc	58,437	3,637
Dow Inc	59,199	2,617
DuPont de Nemours Inc	35,292	2,950
Eastman Chemical Co	10,019	1,049
Ecolab Inc	21,424	5,330
FMC Corp	10,947	647
Freeport-McMoRan Inc, Cl B	121,359	5,364
International Flavors & Fragrances Inc	21,977	2,008
International Paper Co	29,875	1,758
Linde PLC	40,652	18,740
LyondellBasell Industries NV, Cl A	21,975	1,831
Martin Marietta Materials Inc	5,165	3,099
Mosaic Co/The	26,730	707
Newmont Corp	96,925	4,065
Nucor Corp	20,020	3,097
Packaging Corp of America	7,485	1,863
PPG Industries Inc	19,702	2,450
Sherwin-Williams Co/The	19,571	7,777
Smurfit WestRock PLC	41,691	2,294
Steel Dynamics Inc	12,119	1,760
Vulcan Materials Co	11,169	3,218

		90,057
Real Estate — 2.2%
Alexandria Real Estate Equities Inc ‡	13,354	1,472
American Tower Corp, Cl A ‡	39,454	8,246
AvalonBay Communities Inc ‡	11,996	2,823
BXP Inc ‡	12,236	1,003
Camden Property Trust ‡	9,123	1,148
CBRE Group Inc, Cl A *	25,396	3,555
CoStar Group Inc *	34,595	2,814
Crown Castle Inc ‡	36,693	3,899
Digital Realty Trust Inc ‡	25,999	5,088
Equinix Inc ‡	8,017	7,868
Equity Residential ‡	28,828	2,210
Essex Property Trust Inc ‡	5,506	1,709
Extra Space Storage Inc ‡	17,917	3,063
Federal Realty Investment Trust ‡	6,547	764

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Healthpeak Properties Inc ‡	60,400	$1,328
Host Hotels & Resorts Inc ‡	60,308	1,111
Invitation Homes Inc ‡	48,911	1,675
Iron Mountain Inc ‡	24,798	3,067
Kimco Realty Corp ‡	56,810	1,453
Mid-America Apartment Communities Inc ‡	9,828	1,613
Prologis Inc ‡	78,261	9,139
Public Storage ‡	13,342	4,644
Realty Income Corp ‡	73,599	4,261
Regency Centers Corp ‡	14,052	1,062
SBA Communications Corp, Cl A ‡	9,036	2,044
Simon Property Group Inc ‡	25,870	4,750
UDR Inc ‡	25,775	1,182
Ventas Inc ‡	34,888	2,235
VICI Properties Inc, Cl A ‡	88,468	2,885
Welltower Inc ‡	48,904	6,758
Weyerhaeuser Co ‡	62,498	2,016

		96,885
Utilities — 2.4%
AES Corp/The	59,779	780
Alliant Energy Corp	21,667	1,369
Ameren Corp	22,554	2,129
American Electric Power Co Inc	44,907	4,484
American Water Works Co Inc	16,437	2,251
Atmos Energy Corp	13,253	2,005
CenterPoint Energy Inc	54,986	1,794
CMS Energy Corp	25,175	1,755
Consolidated Edison Inc	29,194	2,937
Constellation Energy Corp	26,475	6,792
Dominion Energy Inc	70,824	4,161
DTE Energy Co	17,500	2,201
Duke Energy Corp	65,225	7,635
Edison International	32,653	2,865
Entergy Corp	18,036	2,817
Evergy Inc	19,686	1,272
Eversource Energy	30,110	1,942
Exelon Corp	84,405	3,339
FirstEnergy Corp	44,050	1,874
NextEra Energy Inc	173,676	13,663
NiSource Inc	38,491	1,466
NRG Energy Inc	17,385	1,767
PG&E Corp	180,568	3,906
Pinnacle West Capital Corp	9,595	899
PPL Corp	62,220	2,173
Public Service Enterprise Group Inc	42,113	3,971
Sempra	53,493	5,011
Southern Co/The	92,453	8,240
Vistra Corp	29,000	4,635
WEC Energy Group Inc	26,675	2,696

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Xcel Energy Inc	47,036	$3,413

		106,242
Total Common Stock
(Cost $1,285,153) ($ Thousands)		4,315,184

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	73,781,515	73,782
Total Cash Equivalent
(Cost $73,782) ($ Thousands)		73,782
Total Investments in Securities — 99.7%
(Cost $1,358,935) ($ Thousands)		$4,388,966

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	281	Dec-2024	$83,022	$85,024	$2,002

Percentages are based on Net Assets of $4,400,203 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,315,184	–	–	4,315,184
Cash Equivalent	73,782	–	–	73,782
Total Investments in Securities	4,388,966	–	–	4,388,966

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,002	–	–	2,002
Total Other Financial Instruments	2,002	–	–	2,002

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

S&P 500 Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$50,967	$384,577	$(361,762)	$—	$—	$73,782	$1,941	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 4.4%
Advantage Solutions Inc *	18,900	$67
AMC Entertainment Holdings Inc, Cl A *	59,593	295
AMC Networks Inc, Cl A *	6,660	63
Anterix Inc *	1,400	49
AST SpaceMobile Inc, Cl A *	22,000	524
Atlanta Braves Holdings Inc, Cl A *	1,803	76
Atlanta Braves Holdings Inc, Cl C *	6,905	279
ATN International Inc	2,267	45
Bandwidth Inc, Cl A *	5,000	105
Boston Omaha Corp, Cl A *	4,300	66
Bumble Inc, Cl A *	18,100	157
Cable One Inc	900	378
Cardlytics Inc *	7,100	29
Cargurus Inc, Cl A *	12,500	473
Cars.com Inc *	10,800	215
Cinemark Holdings Inc *	16,640	574
Clear Channel Outdoor Holdings Inc, Cl A *	29,100	44
Cogent Communications Holdings Inc	7,004	576
Consolidated Communications Holdings Inc *	16,612	78
EchoStar Corp, Cl A *	19,988	505
Entravision Communications Corp, Cl A	14,200	35
Eventbrite Inc, Cl A *	16,900	59
EverQuote Inc, Cl A *	4,400	84
EW Scripps Co/The, Cl A *	13,896	28
Frontier Communications Parent Inc *	37,800	1,316
fuboTV Inc *	64,800	104
Gannett Co Inc *	14,387	75
GCI Liberty - Escrow *	23,647	—
Getty Images Holdings Inc *	16,500	48
Globalstar Inc *	91,900	179
Gogo Inc *	8,900	71
Gray Television Inc	19,500	83
Grindr Inc *	4,000	60
IAC Inc *	12,076	571
Ibotta Inc, Cl A *	1,300	95
IDT Corp, Cl B	2,500	129
iHeartMedia Inc, Cl A *	24,700	57
IMAX Corp *	7,000	184
Integral Ad Science Holding Corp *	7,600	85
Iridium Communications Inc	16,646	495
John Wiley & Sons Inc, Cl A	4,972	259
Liberty Broadband Corp, Cl A *	2,983	253
Liberty Broadband Corp, Cl C *	17,214	1,466
Liberty Global Ltd, Cl A *	27,500	389
Liberty Global PLC *	22,800	333
Liberty Latin America Ltd, Cl A *	8,300	58
Liberty Latin America Ltd, Cl C *	19,562	135
Liberty Media Corp-Liberty Formula One, Cl A *	4,108	332
Liberty Media Corp-Liberty Formula One, Cl C *	31,542	2,787

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liberty Media Corp-Liberty Live, Cl A *	3,509	$252
Liberty Media Corp-Liberty Live, Cl C *	7,699	562
Lions Gate Entertainment Corp, Cl A *	14,516	120
Lions Gate Entertainment Corp, Cl B *	14,375	106
Lumen Technologies Inc *	149,700	1,099
Madison Square Garden Entertainment Corp, Cl A *	5,811	215
Madison Square Garden Sports Corp, Cl A *	2,979	685
Magnite Inc *	16,238	273
Marcus Corp/The	5,161	117
MediaAlpha Inc, Cl A *	3,537	45
National CineMedia Inc *	11,700	81
New York Times Co/The, Cl A	25,382	1,377
Nexstar Media Group Inc, Cl A	4,644	792
Nextdoor Holdings Inc *	29,000	70
Outbrain Inc *	5,800	31
Pinterest Inc, Cl A *	92,311	2,799
Playstudios Inc *	21,200	41
Playtika Holding Corp	11,625	98
PubMatic Inc, Cl A *	7,100	113
QuinStreet Inc *	6,186	141
Reservoir Media Inc *	4,100	39
ROBLOX Corp, Cl A *	76,800	3,850
Roku Inc, Cl A *	18,848	1,301
Scholastic Corp	4,367	115
Shenandoah Telecommunications Co *	5,704	76
Shutterstock Inc	2,997	95
Sinclair Inc	4,111	75
Sirius XM Holdings Inc	38,854	1,047
Sphere Entertainment Co *	4,611	190
Spok Holdings Inc	1,500	25
Spotify Technology SA *	22,303	10,638
Stagwell Inc, Cl A *	13,400	105
TechTarget Inc *	4,200	135
TEGNA Inc	23,500	441
Telephone and Data Systems Inc	13,855	474
Thryv Holdings Inc *	6,500	103
TKO Group Holdings Inc, Cl A *	11,834	1,633
Trade Desk Inc/The, Cl A *	66,900	8,600
TripAdvisor Inc *	17,100	245
TrueCar Inc *	22,900	97
Trump Media & Technology Group Corp *	9,500	300
Vimeo Inc *	24,346	159
Vivid Seats Inc, Cl A *	5,600	20
WideOpenWest Inc *	11,700	62
Yelp Inc, Cl A *	10,398	397
Ziff Davis Inc *	7,357	433
ZipRecruiter Inc, Cl A *	15,100	134
ZoomInfo Technologies Inc, Cl A *	49,500	541

		54,715
Consumer Discretionary — 11.1%
1-800-Flowers.com Inc, Cl A *	5,400	44
Abercrombie & Fitch Co, Cl A *	7,400	1,108

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Academy Sports & Outdoors Inc	10,100	$497
Accel Entertainment Inc, Cl A *	4,900	57
Acushnet Holdings Corp	4,800	351
Adient PLC *	13,900	267
ADT Inc	42,561	324
Adtalem Global Education Inc *	6,081	556
Advance Auto Parts Inc	9,600	397
A-Mark Precious Metals Inc	2,000	61
Amer Sports Inc *	9,100	240
American Axle & Manufacturing Holdings Inc *	23,398	155
American Eagle Outfitters Inc	29,522	568
American Public Education Inc *	2,600	54
America's Car-Mart Inc/TX *	1,250	58
AMMO Inc *	17,700	22
Aramark	39,900	1,624
Arhaus Inc, Cl A	8,400	83
Arko Corp	14,200	102
Asbury Automotive Group Inc *	3,198	831
AutoNation Inc *	4,000	716
Bally's Corp *	1,228	22
BARK Inc *	26,200	57
Bath & Body Works Inc	35,200	1,276
Beazer Homes USA Inc *	3,461	121
Beyond Inc *	7,300	46
Biglari Holdings Inc, Cl B *	182	38
Birkenstock Holding Plc *	5,700	294
BJ's Restaurants Inc *	3,142	121
Bloomin' Brands Inc	12,950	181
Boot Barn Holdings Inc *	4,400	603
Boyd Gaming Corp	10,745	794
Bright Horizons Family Solutions Inc *	9,135	1,056
Brinker International Inc *	6,982	924
Brunswick Corp/DE	10,683	860
Buckle Inc/The	5,051	263
Build-A-Bear Workshop Inc, Cl A	800	30
Burlington Stores Inc *	9,800	2,762
Caleres Inc	5,576	173
Camping World Holdings Inc, Cl A	6,500	159
Capri Holdings Ltd *	18,600	435
Carriage Services Inc, Cl A	1,106	45
Carter's Inc	5,770	315
Carvana Co, Cl A *	16,600	4,323
Cava Group Inc *	11,600	1,634
Cavco Industries Inc *	1,231	633
Century Communities Inc	4,400	398
Champion Homes Inc *	7,800	809
Cheesecake Factory Inc/The	7,223	366
Chegg Inc *	26,010	55
Choice Hotels International Inc	3,977	601
Churchill Downs Inc	10,462	1,487
Clarus Corp	6,221	28
Columbia Sportswear Co	5,544	484

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cooper-Standard Holdings Inc *	1,400	$22
Coupang Inc, Cl A *	177,300	4,496
Coursera Inc *	19,900	158
Cracker Barrel Old Country Store Inc	3,244	180
Cricut Inc, Cl A	9,500	49
Crocs Inc *	9,303	982
Dana Inc	21,498	215
Dave & Buster's Entertainment Inc *	3,800	149
Denny's Corp *	6,363	42
Designer Brands Inc, Cl A	6,492	32
Despegar.com Corp *	10,100	181
Destination XL Group Inc *	13,400	32
Dick's Sporting Goods Inc	8,735	1,810
Dillard's Inc, Cl A	462	205
Dine Brands Global Inc	2,572	92
DoorDash Inc, Cl A *	52,600	9,493
Dorman Products Inc *	4,140	580
DraftKings Inc, Cl A *	69,282	3,024
Dream Finders Homes Inc, Cl A *	4,700	156
Duolingo Inc, Cl A *	5,400	1,881
Dutch Bros Inc, Cl A *	16,000	860
El Pollo Loco Holdings Inc *	3,900	50
Ethan Allen Interiors Inc	1,976	61
Etsy Inc *	17,100	938
European Wax Center Inc, Cl A *	8,000	48
Everi Holdings Inc *	9,300	125
EVgo Inc, Cl A *	17,700	115
Figs Inc, Cl A *	24,600	128
First Watch Restaurant Group Inc *	2,400	46
Five Below Inc *	8,505	788
Floor & Decor Holdings Inc, Cl A *	16,100	1,807
Foot Locker Inc	11,400	287
Fox Factory Holding Corp *	5,700	185
Frontdoor Inc *	11,850	694
Full House Resorts Inc *	7,000	33
Funko Inc, Cl A *	6,000	71
GameStop Corp, Cl A *	55,900	1,624
Gap Inc/The	30,200	732
Genesco Inc *	2,169	73
Gentex Corp	35,590	1,088
Gentherm Inc *	4,248	179
GigaCloud Technology Inc, Cl A *	3,900	96
G-III Apparel Group Ltd *	5,906	175
Global Business Travel Group I *	20,600	193
Golden Entertainment Inc	4,131	139
Goodyear Tire & Rubber Co/The *	44,868	482
GoPro Inc, Cl A *	29,300	36
Graham Holdings Co, Cl B	500	466
Grand Canyon Education Inc *	4,215	694
Green Brick Partners Inc *	5,100	364
Group 1 Automotive Inc	1,935	824
Groupon Inc, Cl A *	3,800	36
GrowGeneration Corp *	12,100	23

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&R Block Inc	20,600	$1,221
Hanesbrands Inc *	58,100	505
Harley-Davidson Inc	18,200	612
Haverty Furniture Cos Inc	1,563	37
Helen of Troy Ltd *	3,348	246
Hilton Grand Vacations Inc *	10,070	427
Holley Inc *	13,400	38
Hooker Furnishings Corp	3,700	69
Hovnanian Enterprises Inc, Cl A *	600	118
Hyatt Hotels Corp, Cl A	6,927	1,094
Inspired Entertainment Inc *	2,000	19
Installed Building Products Inc	3,500	801
International Game Technology PLC	17,100	329
iRobot Corp *	6,202	47
Jack in the Box Inc	2,221	108
Johnson Outdoors Inc, Cl A	1,400	47
KB Home	10,185	843
Kohl's Corp	17,700	265
Kontoor Brands Inc	8,900	817
Krispy Kreme Inc	14,400	159
Kura Sushi USA Inc, Cl A *	800	86
Lands' End Inc *	2,862	46
Landsea Homes Corp *	1,300	15
Latham Group Inc *	7,300	48
Laureate Education Inc, Cl A *	18,700	355
La-Z-Boy Inc	7,026	318
LCI Industries	3,949	477
Lear Corp	8,771	858
Legacy Housing Corp *	1,400	37
Leggett & Platt Inc	21,000	264
Leslie's Inc *	29,056	67
LGI Homes Inc *	3,200	350
Life Time Group Holdings Inc *	8,300	201
Light & Wonder Inc, Cl A *	13,762	1,308
Lincoln Educational Services Corp *	4,300	71
Lindblad Expeditions Holdings Inc *	6,900	91
Lithia Motors Inc, Cl A	4,033	1,560
Lovesac Co/The *	2,900	109
Lucid Group Inc *	139,700	305
Luminar Technologies, Cl A *	3,727	33
M/I Homes Inc *	4,294	709
Macy's Inc	44,400	721
Malibu Boats Inc, Cl A *	2,100	91
Marine Products Corp	1,800	18
MarineMax Inc *	3,561	122
Marriott Vacations Worldwide Corp	5,472	543
MasterCraft Boat Holdings Inc *	2,100	45
Mattel Inc *	53,000	1,008
Meritage Homes Corp	5,211	996
Mister Car Wash Inc *	16,500	132
Modine Manufacturing Co *	7,674	1,042
Monarch Casino & Resort Inc	1,600	134
Mondee Holdings Inc, Cl A *	12,600	9

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monro Inc	2,928	$82
Movado Group Inc	3,520	72
Murphy USA Inc	2,800	1,534
National Vision Holdings Inc *	11,700	142
Newell Brands Inc	58,100	557
Nordstrom Inc	16,600	377
ODP Corp/The *	4,912	126
Ollie's Bargain Outlet Holdings Inc *	9,200	910
ONE Group Hospitality Inc/The *	4,200	15
OneSpaWorld Holdings Ltd	16,500	313
OneWater Marine Inc, Cl A *	2,200	49
Oxford Industries Inc	2,654	221
Papa John's International Inc	5,842	291
Patrick Industries Inc	3,125	420
Peloton Interactive Inc, Cl A *	46,535	481
Penn Entertainment Inc *	25,000	540
Penske Automotive Group Inc	2,788	464
Perdoceo Education Corp	11,054	303
Petco Health & Wellness Co Inc, Cl A *	19,300	82
Phinia Inc	6,800	381
Planet Fitness Inc, Cl A *	13,300	1,324
PlayAGS Inc *	2,500	29
Polaris Inc	8,207	566
Portillo's Inc, Cl A *	10,200	118
Potbelly Corp *	1,200	12
Purple Innovation Inc, Cl A *	10,765	10
PVH Corp	8,100	878
QuantumScape Corp, Cl A *	52,400	274
RCI Hospitality Holdings Inc	1,400	73
RealReal Inc/The *	16,100	95
Red Rock Resorts Inc, Cl A	7,600	381
Revelyst *	8,373	158
Revolve Group Inc, Cl A *	4,600	166
RH *	2,211	852
Rivian Automotive Inc, Cl A *	125,700	1,537
Rocky Brands Inc	1,600	35
Rush Street Interactive Inc *	13,600	196
Sabre Corp *	55,600	217
Sally Beauty Holdings Inc *	12,091	168
Savers Value Village Inc *	6,200	58
Service Corp International/US	21,389	1,895
Shake Shack Inc, Cl A *	6,100	816
SharkNinja Inc	10,100	1,016
Shoe Carnival Inc	1,852	63
Signet Jewelers Ltd	6,200	621
Six Flags Entertainment Corp	13,293	614
Skechers USA Inc, Cl A *	19,746	1,260
Sleep Number Corp *	5,009	75
Smith & Wesson Brands Inc	6,283	85
Solid Power Inc *	28,800	33
Solo Brands Inc, Cl A *	2,600	3
Sonic Automotive Inc, Cl A	2,364	163
Sonos Inc *	18,300	249

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Standard Motor Products Inc	2,366	$78
Steven Madden Ltd	11,951	545
Stitch Fix Inc, Cl A *	17,800	85
Stoneridge Inc *	5,930	41
Strategic Education Inc	3,687	364
Stride Inc *	6,088	651
Sturm Ruger & Co Inc	1,742	66
Super Group SGHC Ltd	27,000	180
Superior Group of Cos Inc	2,100	36
Sweetgreen Inc, Cl A *	13,800	566
Target Hospitality Corp *	6,100	50
Taylor Morrison Home Corp, Cl A *	15,960	1,179
Tempur Sealy International Inc	24,992	1,399
Texas Roadhouse Inc, Cl A	10,166	2,087
Thor Industries Inc	7,690	858
ThredUp Inc, Cl A *	14,000	24
Tile Shop Holdings Inc *	6,300	42
Tilly's Inc, Cl A *	5,243	23
Toll Brothers Inc	15,239	2,517
TopBuild Corp *	4,900	1,914
Topgolf Callaway Brands Corp *	23,306	196
Torrid Holdings Inc *	2,700	12
Traeger Inc *	4,800	15
Travel + Leisure Co	11,000	615
Tri Pointe Homes Inc *	13,273	578
Udemy Inc *	17,700	141
Under Armour Inc, Cl A *	24,800	241
Under Armour Inc, Cl C *	24,900	218
United Parks & Resorts Inc *	5,900	346
Universal Technical Institute Inc *	7,300	189
Upbound Group Inc, Cl A	7,540	259
Urban Outfitters Inc *	10,000	487
Vail Resorts Inc	6,012	1,078
Valvoline Inc *	20,236	804
VF Corp	53,700	1,086
Victoria's Secret & Co *	12,000	466
Visteon Corp *	4,365	408
Vizio Holding Corp, Cl A *	12,900	147
Warby Parker Inc, Cl A *	15,200	343
Wayfair Inc, Cl A *	15,200	703
Wendy's Co/The	26,175	481
Weyco Group Inc	1,200	43
Whirlpool Corp	8,200	914
Williams-Sonoma Inc	19,074	3,281
Wingstop Inc	4,500	1,479
Winmark Corp	491	202
Winnebago Industries Inc	4,435	260
Wolverine World Wide Inc	13,096	304
Worthington Enterprises Inc	5,702	233
Wyndham Hotels & Resorts Inc	12,100	1,188
XPEL Inc *	3,000	130
Xponential Fitness Inc, Cl A *	5,600	85
YETI Holdings Inc *	14,000	565

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zumiez Inc *	803	$18

		138,338
Consumer Staples — 2.9%
Albertsons Cos Inc, Cl A	65,700	1,304
Alico Inc	1,400	37
Andersons Inc/The	5,699	272
B&G Foods Inc, Cl A	14,611	98
Beauty Health Co/The *	17,700	26
BellRing Brands Inc *	19,202	1,507
Beyond Meat Inc *	13,000	65
BJ's Wholesale Club Holdings Inc *	20,100	1,936
Boston Beer Co Inc/The, Cl A *	1,483	469
BRC Inc, Cl A *	5,800	18
Calavo Growers Inc	1,426	39
Cal-Maine Foods Inc	5,728	559
Casey's General Stores Inc	5,559	2,340
Celsius Holdings Inc *	27,900	794
Central Garden & Pet Co *	2,600	103
Central Garden & Pet Co, Cl A *	7,161	242
Chefs' Warehouse Inc/The *	4,621	207
Coca-Cola Consolidated Inc	889	1,159
Coty Inc, Cl A *	61,800	457
Darling Ingredients Inc *	25,057	1,016
Dole PLC	10,800	163
Duckhorn Portfolio Inc/The *	8,000	88
Edgewell Personal Care Co	8,045	294
elf Beauty Inc *	8,500	1,101
Energizer Holdings Inc	10,945	417
Flowers Foods Inc	28,408	643
Fresh Del Monte Produce Inc	6,181	209
Freshpet Inc *	7,000	1,071
Grocery Outlet Holding Corp *	15,500	325
Hain Celestial Group Inc/The *	15,660	129
Herbalife Ltd *	20,144	156
HF Foods Group Inc *	9,900	37
Honest Co Inc/The *	6,600	55
Ingles Markets Inc, Cl A	2,645	195
Ingredion Inc	10,265	1,512
Inter Parfums Inc	2,906	400
J & J Snack Foods Corp	2,364	411
John B Sanfilippo & Son Inc	1,819	157
Lancaster Colony Corp	2,829	526
Limoneira Co	3,400	94
Maplebear Inc *	25,900	1,131
Medifast Inc	1,764	35
MGP Ingredients Inc	1,800	83
Mission Produce Inc *	9,300	124
National Beverage Corp	3,904	193
Natural Grocers by Vitamin Cottage Inc	1,085	51
Nature's Sunshine Products Inc *	2,937	48
Nu Skin Enterprises Inc, Cl A	11,205	82
Oil-Dri Corp of America	1,400	97
Olaplex Holdings Inc *	29,300	57

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Performance Food Group Co *	23,327	$2,058
Pilgrim's Pride Corp *	6,007	310
Post Holdings Inc *	7,569	912
PriceSmart Inc	3,523	316
Primo Brands Corp *	23,700	676
Reynolds Consumer Products Inc	8,000	221
Seaboard Corp	50	131
Seneca Foods Corp, Cl A *	1,262	91
Simply Good Foods Co/The *	15,000	597
SpartanNash Co	3,336	63
Spectrum Brands Holdings Inc	3,687	339
Sprouts Farmers Market Inc *	15,300	2,364
SunOpta Inc *	17,100	133
TreeHouse Foods Inc *	7,809	268
Turning Point Brands Inc	3,200	198
United Natural Foods Inc *	6,898	171
Universal Corp/VA	4,045	231
US Foods Holding Corp *	34,700	2,421
USANA Health Sciences Inc *	1,532	59
Utz Brands Inc	10,700	186
Village Super Market Inc, Cl A	1,962	63
Vita Coco Co Inc/The *	6,100	217
Vital Farms Inc *	5,500	183
Waldencast plc, Cl A *	7,000	24
WD-40 Co	2,186	606
Weis Markets Inc	2,704	197
Westrock Coffee Co *	7,900	63
WK Kellogg Co	9,700	202

		35,832
Energy — 4.1%
Amplify Energy Corp *	4,900	33
Antero Midstream Corp	51,900	829
Antero Resources Corp *	43,280	1,415
Archrock Inc	24,583	630
Ardmore Shipping Corp	7,800	87
Atlas Energy Solutions Inc, Cl A	11,200	264
Berry Corp	7,400	30
Borr Drilling Ltd	37,600	140
Bristow Group Inc *	3,697	141
Cactus Inc, Cl A	9,400	645
California Resources Corp	11,200	663
Centrus Energy Corp, Cl A *	2,000	182
ChampionX Corp	29,100	901
Cheniere Energy Inc	34,765	7,788
Chesapeake Energy Corp	34,852	3,449
Chord Energy Corp	9,730	1,241
Civitas Resources Inc	15,634	811
Clean Energy Fuels Corp *	29,988	92
CNX Resources Corp *	21,600	875
Comstock Resources Inc	11,500	179
CONSOL Energy Inc	4,775	624
Core Laboratories Inc	9,300	189
Crescent Energy Co, Cl A	20,785	309

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVR Energy Inc	4,597	$89
Delek US Holdings Inc	11,390	217
DHT Holdings Inc	18,900	178
Diversified Energy Co PLC	7,700	126
DMC Global Inc *	5,100	41
Dorian LPG Ltd	5,347	131
DT Midstream Inc	14,500	1,539
Empire Petroleum Corp *	1,033	7
Encore Energy Corp *	17,800	67
Energy Fuels Inc/Canada *	26,600	193
Excelerate Energy Inc, Cl A	2,400	74
Expro Group Holdings NV *	15,357	213
FLEX LNG Ltd	5,800	140
FutureFuel Corp	3,876	20
Golar LNG Ltd	13,802	543
Granite Ridge Resources Inc	8,700	56
Green Plains Inc *	11,190	121
Gulfport Energy Corp *	2,100	369
Hallador Energy Co *	4,400	54
Helix Energy Solutions Group Inc *	24,169	258
Helmerich & Payne Inc	15,600	540
HF Sinclair Corp	23,300	954
HighPeak Energy Inc	1,100	17
Innovex International *	7,987	130
International Seaways Inc	5,528	216
Kinetik Holdings Inc, Cl A	5,100	301
Kodiak Gas Services Inc	2,400	97
Kosmos Energy Ltd *	71,775	283
Liberty Energy Inc, Cl A	26,300	484
Magnolia Oil & Gas Corp, Cl A	26,900	746
Matador Resources Co	18,700	1,122
Murphy Oil Corp	22,400	727
Nabors Industries Ltd *	1,991	146
NACCO Industries Inc, Cl A	900	29
New Fortress Energy Inc, Cl A	10,000	107
Newpark Resources Inc *	18,020	151
NextDecade Corp *	19,000	138
Noble Corp PLC	20,890	699
Nordic American Tankers Ltd	34,377	92
Northern Oil & Gas Inc	16,100	700
NOV Inc	60,800	974
Oceaneering International Inc *	15,446	463
Oil States International Inc *	16,699	92
Ovintiv Inc	39,900	1,812
Par Pacific Holdings Inc *	9,986	174
Patterson-UTI Energy Inc	59,955	504
PBF Energy Inc, Cl A	15,277	481
Peabody Energy Corp	21,000	501
Permian Resources Corp, Cl A	100,385	1,572
ProFrac Holding Corp, Cl A *	3,000	27
ProPetro Holding Corp *	13,100	110
Range Resources Corp	34,700	1,240
REX American Resources Corp *	1,800	78

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Riley Exploration Permian Inc	1,200	$42
Ring Energy Inc *	10,000	15
RPC Inc	15,199	98
Sable Offshore Corp *	8,300	195
SandRidge Energy Inc	8,200	96
Scorpio Tankers Inc	7,613	386
SEACOR Marine Holdings Inc *	7,300	50
Seadrill Ltd *	9,400	382
Select Water Solutions Inc, Cl A	11,300	167
SFL Corp Ltd, Cl B	18,576	195
Sitio Royalties Corp, Cl A	11,121	264
SM Energy Co	18,213	823
Solaris Energy Infrastructure Inc, Cl A	5,400	133
Talos Energy Inc *	22,100	249
TechnipFMC PLC	65,400	2,052
Teekay Corp *	4,200	31
Teekay Tankers Ltd, Cl A	3,300	133
TETRA Technologies Inc *	9,600	37
Tidewater Inc *	7,700	398
Transocean Ltd *	119,900	528
Uranium Energy Corp *	55,500	461
Ur-Energy Inc *	45,200	59
VAALCO Energy Inc	15,500	79
Valaris Ltd *	9,700	448
Viper Energy Inc, Cl A	15,100	817
Vital Energy Inc *	3,800	125
Vitesse Energy Inc	5,143	144
W&T Offshore Inc	21,338	41
Weatherford International PLC	11,300	930
World Kinect Corp	8,341	242

		51,280
Financials — 19.0%
1st Source Corp	2,758	179
ACNB Corp	1,900	89
AFC Gamma Inc ‡	2,800	27
Affiliated Managers Group Inc	5,000	938
Affirm Holdings Inc, Cl A *	35,100	2,457
AGNC Investment Corp ‡	109,321	1,056
Alerus Financial Corp	3,400	75
Ally Financial Inc	41,000	1,639
Amalgamated Financial Corp	3,000	107
Ambac Financial Group Inc *	7,800	100
Amerant Bancorp Inc, Cl A	5,100	127
American Coastal Insurance Corp *	4,000	55
American Financial Group Inc/OH	11,253	1,653
Ameris Bancorp	10,462	735
AMERISAFE Inc	2,633	155
Angel Oak Mortgage REIT Inc ‡	1,600	16
Annaly Capital Management Inc ‡	74,939	1,494
Apollo Commercial Real Estate Finance Inc ‡	23,419	217
Apollo Global Management Inc	79,184	13,860
Arbor Realty Trust Inc ‡	28,600	420

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ares Commercial Real Estate Corp ‡	9,600	$69
Ares Management Corp, Cl A	27,645	4,886
ARMOUR Residential REIT Inc ‡	5,984	113
Arrow Financial Corp	3,349	110
Artisan Partners Asset Management Inc, Cl A	9,300	454
Associated Banc-Corp	24,036	642
Assured Guaranty Ltd	7,987	745
Atlantic Union Bankshares Corp	13,590	577
Atlanticus Holdings Corp *	1,100	64
AvidXchange Holdings Inc *	26,800	307
Axis Capital Holdings Ltd	11,668	1,086
Axos Financial Inc *	8,736	724
B Riley Financial Inc	4,400	26
Baldwin Insurance Group Inc/The, Cl A *	10,800	529
Banc of California Inc	19,113	329
BancFirst Corp	3,250	410
Banco Latinoamericano de Comercio Exterior SA, Cl E	3,812	130
Bancorp Inc/The *	8,092	473
Bank First Corp	1,500	160
Bank of Hawaii Corp	6,024	476
Bank of Marin Bancorp	3,614	91
Bank of NT Butterfield & Son Ltd/The	6,300	239
Bank OZK	15,370	768
BankUnited Inc	10,996	463
Bankwell Financial Group Inc	1,100	36
Banner Corp	4,751	354
Bar Harbor Bankshares	2,850	103
BayCom Corp	3,000	87
BCB Bancorp Inc	3,200	42
Berkshire Hills Bancorp Inc	5,391	164
BGC Group Inc, Cl A	55,936	545
Blackstone Mortgage Trust Inc, Cl A ‡	27,500	529
Block Inc, Cl A *	84,109	7,448
Blue Foundry Bancorp *	6,000	67
Blue Owl Capital Inc, Cl A	75,600	1,794
BOK Financial Corp	3,782	450
Bread Financial Holdings Inc	6,900	406
Bridgewater Bancshares Inc *	6,100	91
Brighthouse Financial Inc *	9,500	497
Brightsphere Investment Group Inc	4,563	142
BrightSpire Capital Inc, Cl A ‡	21,794	138
Brookline Bancorp Inc	9,933	125
Burford Capital Ltd	32,900	448
Burke & Herbert Financial Services Corp	1,411	98
Business First Bancshares Inc	4,300	123
Byline Bancorp Inc	5,970	188
Cadence Bank	27,131	1,036
California BanCorp *	6,100	109
Camden National Corp	3,058	144
Cannae Holdings Inc	9,262	201
Cantaloupe Inc *	4,000	36

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital Bancorp Inc	1,900	$55
Capital City Bank Group Inc	2,861	113
Capitol Federal Financial Inc	12,987	87
Carlyle Group Inc/The	33,300	1,773
Carter Bankshares Inc *	800	15
Cass Information Systems Inc	1,354	61
Cathay General Bancorp	10,915	568
Central Pacific Financial Corp	2,510	80
Chicago Atlantic Real Estate Finance Inc ‡	900	14
Chimera Investment Corp ‡	12,355	183
Citizens & Northern Corp	3,540	72
City Holding Co	2,385	313
Civista Bancshares Inc	3,400	78
Claros Mortgage Trust Inc ‡	14,700	100
CNA Financial Corp	3,375	170
CNB Financial Corp/PA	1,948	54
CNO Financial Group Inc	15,025	599
Coastal Financial Corp/WA *	1,900	145
Cohen & Steers Inc	3,936	412
Coinbase Global Inc, Cl A *	29,900	8,856
Colony Bankcorp Inc	3,700	65
Columbia Banking System Inc	30,794	955
Columbia Financial Inc *	3,600	66
Comerica Inc	20,800	1,503
Commerce Bancshares Inc/MO	17,720	1,307
Community Financial System Inc	8,251	571
Community Trust Bancorp Inc	1,593	94
Community West Bancshares	2,800	61
Compass Diversified Holdings	10,600	251
ConnectOne Bancorp Inc	3,983	110
Corebridge Financial Inc	42,000	1,360
Crawford & Co, Cl A	5,700	68
Credit Acceptance Corp *	912	454
CrossFirst Bankshares Inc *	7,500	130
Cullen/Frost Bankers Inc	8,905	1,252
Customers Bancorp Inc *	4,770	269
CVB Financial Corp	19,279	451
Dave Inc *	1,300	128
Diamond Hill Investment Group Inc	654	108
DigitalBridge Group Inc	25,598	335
Dime Community Bancshares Inc	6,629	238
Donegal Group Inc, Cl A	2,500	42
Donnelley Financial Solutions Inc *	4,332	261
Dynex Capital Inc ‡	9,597	120
Eagle Bancorp Inc	4,406	129
East West Bancorp Inc	21,066	2,311
Eastern Bankshares Inc	28,834	537
Ellington Financial Inc ‡	13,700	169
Employers Holdings Inc	2,874	153
Enact Holdings Inc	3,400	120
Encore Capital Group Inc *	3,875	191
Enova International Inc *	3,566	376
Enstar Group Ltd *	1,951	633

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enterprise Bancorp Inc/MA	548	$20
Enterprise Financial Services Corp	5,165	313
Equitable Holdings Inc	50,100	2,416
Equity Bancshares Inc, Cl A	1,200	58
Esquire Financial Holdings Inc	1,600	124
Essent Group Ltd	16,100	930
Euronet Worldwide Inc *	6,388	672
Evercore Inc, Cl A	5,476	1,686
EVERTEC Inc	10,200	367
F&G Annuities & Life Inc	2,094	101
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	107
Farmers National Banc Corp	6,800	106
FB Financial Corp	5,802	328
Federal Agricultural Mortgage Corp, Cl C	1,288	275
Fidelis Insurance Holdings Ltd	5,600	115
Fidelity D&D Bancorp Inc	100	5
Fidelity National Financial Inc	39,666	2,514
Financial Institutions Inc	3,243	88
First American Financial Corp	15,372	1,078
First Bancorp Inc/The	3,052	87
First BanCorp/Puerto Rico	24,016	497
First Bancorp/Southern Pines NC	7,045	333
First Bancshares Inc/The	4,600	171
First Bank/Hamilton NJ	3,700	55
First Busey Corp	6,492	173
First Business Financial Services Inc	1,800	90
First Citizens BancShares Inc/NC, Cl A	1,802	4,136
First Commonwealth Financial Corp	13,701	258
First Community Bankshares Inc	2,342	108
First Financial Bancorp	13,333	394
First Financial Bankshares Inc	18,912	788
First Financial Corp/IN	2,412	118
First Foundation Inc	9,100	72
First Hawaiian Inc	20,100	555
First Horizon Corp	80,825	1,708
First Internet Bancorp	100	4
First Interstate BancSystem Inc, Cl A	12,916	452
First Merchants Corp	9,618	421
First Mid Bancshares Inc	3,572	150
First of Long Island Corp/The	4,995	72
First Western Financial Inc *	1,800	40
FirstCash Holdings Inc	6,120	666
Five Star Bancorp	2,800	92
Flushing Financial Corp	6,070	108
Flywire Corp *	18,900	429
FNB Corp/PA	53,589	919
Forge Global Holdings Inc *	31,460	34
Franklin BSP Realty Trust Inc ‡	15,254	200
Fulton Financial Corp	25,812	557
FVCBankcorp Inc *	3,375	49
GCM Grosvenor Inc, Cl A	10,000	124
Genworth Financial Inc, Cl A *	63,600	496

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
German American Bancorp Inc	3,566	$160
Glacier Bancorp Inc	17,975	1,041
Goosehead Insurance Inc, Cl A *	3,000	378
Granite Point Mortgage Trust Inc ‡	10,941	39
Great Southern Bancorp Inc	1,099	70
Green Dot Corp, Cl A *	9,255	95
Greene County Bancorp Inc	1,020	31
Greenlight Capital Re Ltd, Cl A *	6,409	96
Guaranty Bancshares Inc/TX	1,500	55
HA Sustainable Infrastructure Capital Inc ‡	18,500	580
Hamilton Insurance Group Ltd, Cl B *	8,000	153
Hamilton Lane Inc, Cl A	6,000	1,154
Hancock Whitney Corp	13,914	826
Hanmi Financial Corp	2,678	71
Hanover Insurance Group Inc/The	5,217	861
HarborOne Bancorp Inc	3,020	39
HBT Financial Inc	2,200	53
HCI Group Inc	1,115	136
Heartland Financial USA Inc	6,075	410
Heritage Commerce Corp	4,500	48
Heritage Financial Corp/WA	3,571	94
Heritage Insurance Holdings Inc *	5,700	71
Hilltop Holdings Inc	7,700	244
Hingham Institution For Savings The	300	85
Hippo Holdings Inc *	3,484	115
Home Bancorp Inc	1,800	91
Home BancShares Inc/AR	27,932	887
HomeStreet Inc	4,372	52
HomeTrust Bancshares Inc	1,002	37
Hope Bancorp Inc	19,295	263
Horace Mann Educators Corp	6,714	281
Horizon Bancorp Inc/IN	4,625	85
Houlihan Lokey Inc, Cl A	7,700	1,456
I3 Verticals Inc, Cl A *	4,800	119
Independent Bank Corp	6,220	450
Independent Bank Corp/MI	3,300	124
Independent Bank Group Inc	6,002	402
Interactive Brokers Group Inc, Cl A	16,127	3,082
International Bancshares Corp	7,550	552
International Money Express Inc *	5,400	114
Invesco Mortgage Capital Inc ‡	8,009	67
Investors Title Co	100	29
Jackson Financial Inc, Cl A	12,000	1,202
James River Group Holdings Ltd	8,200	38
Janus Henderson Group PLC	19,700	892
Jefferies Financial Group Inc	26,000	2,058
John Marshall Bancorp Inc	2,700	61
Kearny Financial Corp/MD	10,929	87
Kemper Corp	9,673	692
Kinsale Capital Group Inc	3,400	1,729
KKR Real Estate Finance Trust Inc ‡	12,500	145
Ladder Capital Corp, Cl A ‡	15,962	189
Lakeland Financial Corp	3,157	232

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lazard Inc, Cl A	16,031	$931
Lemonade Inc *	6,800	352
LendingClub Corp *	13,700	228
LendingTree Inc *	700	31
Lincoln National Corp	26,000	924
Live Oak Bancshares Inc	4,800	228
LPL Financial Holdings Inc	11,162	3,629
Markel Group Inc *	1,983	3,536
Marqeta Inc, Cl A *	76,800	298
MBIA Inc	10,982	76
Mercantile Bank Corp	1,657	83
Merchants Bancorp/IN	3,300	136
Mercury General Corp	3,878	306
Metrocity Bankshares Inc	3,800	130
Metropolitan Bank Holding Corp *	2,100	136
MFA Financial Inc ‡	16,624	185
MGIC Investment Corp	37,318	980
Mid Penn Bancorp Inc	3,200	103
Midland States Bancorp Inc	2,600	70
MidWestOne Financial Group Inc	3,169	104
Moelis & Co, Cl A	10,600	816
Moneylion Inc *	1,400	128
Morningstar Inc	3,920	1,388
Mr Cooper Group Inc *	9,471	934
MVB Financial Corp	2,400	52
National Bank Holdings Corp, Cl A	6,400	306
Navient Corp	13,300	207
NB Bancorp Inc *	6,400	129
NBT Bancorp Inc	6,308	316
NCR Atleos Corp *	9,941	326
Nelnet Inc, Cl A	1,931	210
NerdWallet Inc, Cl A *	5,800	81
New York Community Bancorp Inc	38,105	456
New York Mortgage Trust Inc ‡	7,759	48
NewtekOne Inc	4,600	67
Nexpoint Real Estate Finance Inc ‡	1,600	28
NI Holdings Inc *	2,300	37
Nicolet Bankshares Inc	2,200	245
NMI Holdings Inc, Cl A *	13,000	520
Northeast Bank	600	59
Northeast Community Bancorp Inc	300	9
Northfield Bancorp Inc	2,905	39
Northrim BanCorp Inc	900	77
Northwest Bancshares Inc	18,579	273
NU Holdings Ltd/Cayman Islands, Cl A *	481,300	6,031
OceanFirst Financial Corp	9,468	196
OFG Bancorp	7,625	346
Old National Bancorp/IN	47,333	1,096
Old Republic International Corp	37,144	1,447
Old Second Bancorp Inc	4,400	82
OmniAB Inc. *	2,598	—
OneMain Holdings Inc, Cl A	16,500	946
Open Lending Corp, Cl A *	9,900	63

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orange County Bancorp Inc	1,000	$60
Orchid Island Capital Inc, Cl A ‡	7,420	58
Origin Bancorp Inc	5,000	172
Orrstown Financial Services Inc	3,000	118
Oscar Health Inc, Cl A *	29,500	511
P10 Inc, Cl A	8,600	121
Pacific Premier Bancorp Inc	14,636	416
Pagseguro Digital Ltd, Cl A *	31,200	229
Palomar Holdings Inc, Cl A *	4,000	433
Park National Corp	2,405	458
Parke Bancorp Inc	2,200	52
Pathward Financial Inc	4,200	352
Patria Investments Ltd, Cl A	10,800	129
Payoneer Global Inc *	44,700	488
Paysafe Ltd *	3,467	69
PCB Bancorp	2,600	56
Peapack-Gladstone Financial Corp	3,154	114
PennyMac Financial Services Inc	3,900	418
PennyMac Mortgage Investment Trust ‡	14,463	197
Peoples Bancorp Inc/OH	5,572	195
Peoples Financial Services Corp	1,600	88
Perella Weinberg Partners, Cl A	8,600	221
Pinnacle Financial Partners Inc	11,527	1,465
Pioneer Bancorp Inc/NY *	2,700	32
Piper Sandler Cos	2,577	884
PJT Partners Inc, Cl A	3,700	619
Popular Inc	10,756	1,069
PRA Group Inc *	7,658	162
Preferred Bank/Los Angeles CA	1,537	145
Premier Financial Corp	6,876	191
Primerica Inc	5,129	1,553
Primis Financial Corp	6,000	75
Priority Technology Holdings Inc *	1,600	15
ProAssurance Corp *	4,925	82
PROG Holdings Inc	6,978	340
Prosperity Bancshares Inc	13,335	1,117
Provident Financial Services Inc	18,119	383
QCR Holdings Inc	2,600	239
Radian Group Inc	24,048	861
RBB Bancorp	2,600	62
Ready Capital Corp ‡	29,838	220
Red River Bancshares Inc	1,200	72
Redwood Trust Inc ‡	15,505	111
Regional Management Corp	1,700	52
Reinsurance Group of America Inc, Cl A	10,216	2,333
Remitly Global Inc *	21,000	432
RenaissanceRe Holdings Ltd	7,906	2,262
Renasant Corp	9,060	341
Repay Holdings Corp, Cl A *	14,200	115
Republic Bancorp Inc/KY, Cl A	798	61
Rithm Capital Corp ‡	75,488	849
RLI Corp	6,182	1,087
Robinhood Markets Inc, Cl A *	99,900	3,750

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rocket Cos Inc, Cl A *	21,000	$305
Root Inc/OH, Cl A *	1,400	140
Ryan Specialty Holdings Inc, Cl A	15,200	1,146
S&T Bancorp Inc	6,232	267
Safety Insurance Group Inc	2,431	209
Sandy Spring Bancorp Inc	7,010	264
Seacoast Banking Corp of Florida	11,881	356
SEI Investments Co	15,219	1,258
Selective Insurance Group Inc	8,784	897
Selectquote Inc *	28,700	86
ServisFirst Bancshares Inc	8,100	776
Sezzle Inc *	200	85
Shift4 Payments Inc, Cl A *	9,000	1,027
Shore Bancshares Inc	1,800	30
Sierra Bancorp	2,978	94
Simmons First National Corp, Cl A	19,253	471
SiriusPoint Ltd *	16,300	251
Skyward Specialty Insurance Group Inc *	6,100	330
SLM Corp	32,620	893
SmartFinancial Inc	3,100	112
SoFi Technologies Inc *	153,800	2,524
South Plains Financial Inc	2,400	93
Southern First Bancshares Inc *	1,491	67
Southern Missouri Bancorp Inc	1,900	125
Southside Bancshares Inc	4,762	167
SouthState Corp	11,484	1,271
Starwood Property Trust Inc ‡	48,680	992
Stellar Bancorp Inc	6,340	197
StepStone Group Inc, Cl A	8,800	580
Sterling Bancorp Inc/MI *	2,158	10
Stewart Information Services Corp	4,541	341
Stifel Financial Corp	14,873	1,722
Stock Yards Bancorp Inc	4,502	343
StoneCo Ltd, Cl A *	47,400	449
StoneX Group Inc *	4,052	420
Sunrise Realty Trust Inc ‡	933	14
Synovus Financial Corp	21,992	1,255
Texas Capital Bancshares Inc *	6,623	586
TFS Financial Corp	4,943	70
Third Coast Bancshares Inc *	800	28
Tiptree Inc	5,100	116
Toast Inc, Cl A *	67,800	2,952
Tompkins Financial Corp	1,305	100
Towne Bank/Portsmouth VA	11,567	424
TPG Inc, Cl A	12,500	874
TPG RE Finance Trust Inc ‡	4,600	42
Tradeweb Markets Inc, Cl A	18,000	2,439
TriCo Bancshares	4,009	194
Triumph Financial Inc *	3,600	386
Trupanion Inc *	5,400	288
TrustCo Bank Corp NY	1,825	68
Trustmark Corp	9,039	353
Two Harbors Investment Corp ‡	14,210	167

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UMB Financial Corp	6,945	$872
United Bankshares Inc/WV	19,256	814
United Community Banks Inc/GA	18,118	613
United Fire Group Inc	4,171	128
Unity Bancorp Inc	100	5
Universal Insurance Holdings Inc	1,900	43
Univest Financial Corp	4,715	150
Unum Group	28,100	2,161
Upstart Holdings Inc *	11,100	875
USCB Financial Holdings Inc	2,200	45
UWM Holdings Corp	14,600	95
Valley National Bancorp	68,968	734
Value Line Inc	300	16
Velocity Financial Inc *	1,800	37
Veritex Holdings Inc	6,739	205
Victory Capital Holdings Inc, Cl A	6,800	472
Virtu Financial Inc, Cl A	13,700	511
Virtus Investment Partners Inc	1,158	286
Voya Financial Inc	15,100	1,253
WaFd Inc	9,418	344
Walker & Dunlop Inc	5,023	553
Washington Trust Bancorp Inc	1,670	62
Waterstone Financial Inc	4,000	60
Webster Financial Corp	25,229	1,559
WesBanco Inc	8,609	304
West BanCorp Inc	3,785	90
Westamerica BanCorp	3,255	186
Western Alliance Bancorp	16,061	1,503
Western Union Co/The	52,200	575
WEX Inc *	6,176	1,165
White Mountains Insurance Group Ltd	362	728
Wintrust Financial Corp	9,561	1,319
WisdomTree Inc	21,375	255
World Acceptance Corp *	476	58
WSFS Financial Corp	8,112	487
XP Inc, Cl A	65,000	880
Zions Bancorp NA	22,400	1,356

		236,028
Health Care — 10.7%
10X Genomics Inc, Cl A *	15,000	239
2seventy bio Inc *	8,200	33
4D Molecular Therapeutics Inc *	7,700	60
89bio Inc *	12,200	110
Absci Corp *	13,100	40
Acadia Healthcare Co Inc *	13,887	564
ACADIA Pharmaceuticals Inc *	19,100	312
Accolade Inc *	11,200	43
Accuray Inc *	18,400	41
ACELYRIN Inc *	8,700	40
AdaptHealth Corp, Cl A *	15,400	154
Adaptive Biotechnologies Corp *	23,700	141
Addus HomeCare Corp *	3,000	369
ADMA Biologics Inc *	32,600	656

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aerovate Therapeutics Inc *	2,200	$6
Agenus Inc *	2,865	10
agilon health Inc *	42,900	90
Agios Pharmaceuticals Inc *	9,400	558
AirSculpt Technologies Inc *	1,400	10
Akebia Therapeutics Inc *	6,000	12
Akero Therapeutics Inc *	10,400	334
Akoya Biosciences Inc *	1,600	4
Aldeyra Therapeutics Inc *	9,200	45
Alector Inc *	13,000	34
Alignment Healthcare Inc *	17,000	214
Alkermes PLC *	23,453	681
Allogene Therapeutics Inc *	20,200	50
Alnylam Pharmaceuticals Inc *	19,389	4,907
Alphatec Holdings Inc *	17,300	181
Altimmune Inc *	11,800	101
ALX Oncology Holdings Inc *	4,300	6
Amedisys Inc *	4,771	436
Amicus Therapeutics Inc *	42,100	420
AMN Healthcare Services Inc *	5,809	151
Amneal Pharmaceuticals Inc *	23,588	195
Amphastar Pharmaceuticals Inc *	5,300	240
AnaptysBio Inc *	1,900	47
Anavex Life Sciences Corp *	15,300	145
AngioDynamics Inc *	8,570	59
ANI Pharmaceuticals Inc *	2,500	143
Anika Therapeutics Inc *	3,070	54
Annexon Inc *	17,700	95
Apellis Pharmaceuticals Inc *	17,400	590
Apogee Therapeutics Inc *	5,000	226
Applied Therapeutics Inc *	15,800	32
Aquestive Therapeutics *	18,500	94
Arbutus Biopharma Corp *	16,700	58
Arcellx Inc *	6,800	599
Arcturus Therapeutics Holdings Inc *	3,100	57
Arcus Biosciences Inc *	10,600	164
Arcutis Biotherapeutics Inc *	17,500	228
Ardelyx Inc *	42,200	239
ArriVent Biopharma *	2,900	87
Arrowhead Pharmaceuticals Inc *	17,100	445
ARS Pharmaceuticals Inc *	8,100	118
Artivion Inc *	4,845	143
Arvinas Inc *	8,600	230
Astrana Health Inc *	7,100	307
Astria Therapeutics Inc *	3,100	32
Atea Pharmaceuticals Inc *	15,000	51
AtriCure Inc *	5,920	214
Aura Biosciences Inc *	2,200	20
Aurinia Pharmaceuticals Inc *	16,100	143
Avadel Pharmaceuticals PLC *	15,200	168
Avanos Medical Inc *	7,800	149
Avantor Inc *	103,851	2,187
Aveanna Healthcare Holdings Inc *	10,800	63

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avid Bioservices Inc *	6,700	$82
Avidity Biosciences Inc *	16,600	714
Avita Medical Inc *	5,000	64
Axogen Inc *	9,085	126
Axsome Therapeutics Inc *	5,300	521
Azenta Inc *	7,803	361
Beam Therapeutics Inc *	10,600	290
BioCryst Pharmaceuticals Inc *	27,700	208
Biohaven Ltd *	12,350	568
BioLife Solutions Inc *	3,800	104
BioMarin Pharmaceutical Inc *	29,346	1,938
Biomea Fusion Inc *	3,900	28
Bio-Rad Laboratories Inc, Cl A *	2,900	988
Bioventus Inc, Cl A *	8,800	108
Bluebird Bio Inc *	14,400	6
Blueprint Medicines Corp *	9,400	906
Bridgebio Pharma Inc *	19,435	526
BrightSpring Health Services Inc *	5,600	108
Brookdale Senior Living Inc, Cl A *	24,509	139
Bruker Corp	16,032	929
C4 Therapeutics Inc *	9,600	44
Cabaletta Bio Inc *	7,500	29
Capricor Therapeutics *	1,300	25
CareDx Inc *	9,000	221
Cargo Therapeutics Inc *	6,800	124
Caribou Biosciences Inc *	15,100	33
Cassava Sciences Inc *	4,700	18
Castle Biosciences Inc *	4,600	139
Catalyst Pharmaceuticals Inc *	15,200	335
Celcuity Inc *	1,000	13
Celldex Therapeutics Inc *	9,300	255
Century Therapeutics Inc *	2,500	4
Certara Inc *	17,764	199
Cerus Corp *	38,497	71
CG oncology Inc *	8,300	288
Chemed Corp	2,345	1,342
ChromaDex Corp *	800	6
Codexis Inc *	13,961	64
Cogent Biosciences Inc *	14,000	133
Coherus Biosciences Inc *	14,800	18
Collegium Pharmaceutical Inc *	4,900	149
Community Health Systems Inc *	12,629	43
Concentra Group Holdings Parent Inc *	1,222	27
CONMED Corp	4,208	312
Corbus Pharmaceuticals Holdings Inc *	1,700	30
Corcept Therapeutics Inc *	12,000	692
CorMedix Inc *	9,000	89
CorVel Corp *	1,234	451
Crinetics Pharmaceuticals Inc *	12,800	732
Cross Country Healthcare Inc *	7,179	77
CryoPort Inc *	9,400	67
Cullinan Therapeutics Inc *	6,400	86
CVRx Inc *	2,900	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cytek Biosciences Inc *	23,200	$152
Cytokinetics Inc *	17,900	928
Day One Biopharmaceuticals Inc *	8,500	118
Definitive Healthcare Corp, Cl A *	7,300	35
Denali Therapeutics Inc *	18,100	453
DENTSPLY SIRONA Inc	31,000	609
Design Therapeutics Inc *	7,800	47
Dianthus Therapeutics Inc *	3,900	94
Disc Medicine Inc, Cl A *	2,700	171
DocGo Inc *	13,700	59
Doximity Inc, Cl A *	19,300	1,023
Dynavax Technologies Corp, Cl A *	17,389	224
Dyne Therapeutics Inc *	13,000	398
Edgewise Therapeutics Inc *	11,900	393
Editas Medicine Inc, Cl A *	15,400	35
Elanco Animal Health Inc *	75,200	993
Embecta Corp	6,500	135
Enanta Pharmaceuticals Inc *	4,700	40
Encompass Health Corp	14,841	1,528
Enhabit Inc *	10,870	84
Enliven Therapeutics Inc *	4,600	112
Enovis Corp *	8,363	408
Ensign Group Inc/The	8,436	1,233
Entrada Therapeutics Inc *	4,200	84
Envista Holdings Corp *	26,400	588
Erasca Inc *	14,600	42
Esperion Therapeutics Inc *	31,100	87
Evolent Health Inc, Cl A *	17,700	229
Evolus Inc *	11,000	151
Exact Sciences Corp *	28,126	1,746
Exelixis Inc *	43,700	1,593
EyePoint Pharmaceuticals Inc *	4,500	40
Fate Therapeutics Inc *	18,600	59
Foghorn Therapeutics Inc *	4,200	34
Fortrea Holdings Inc *	14,200	299
Fulcrum Therapeutics Inc *	10,200	39
Fulgent Genetics Inc *	4,700	86
GeneDx Holdings Corp, Cl A *	2,000	157
Generation Bio Co *	9,900	15
Geron Corp *	98,170	404
Glaukos Corp *	7,649	1,099
Globus Medical Inc, Cl A *	17,158	1,469
GRAIL Inc *	4,633	81
Guardant Health Inc *	18,800	669
Haemonetics Corp *	8,047	704
Halozyme Therapeutics Inc *	19,658	948
Harmony Biosciences Holdings Inc *	5,300	184
Harrow Inc *	5,200	218
Health Catalyst Inc *	12,300	109
HealthEquity Inc *	12,300	1,249
HealthStream Inc	3,964	131
Heron Therapeutics Inc *	20,900	25
HilleVax Inc *	2,600	5

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hims & Hers Health Inc *	27,100	$873
Humacyte Inc *	14,991	68
ICU Medical Inc *	3,127	513
Ideaya Biosciences Inc *	12,300	337
IGM Biosciences Inc *	1,200	12
Illumina Inc *	23,900	3,445
ImmunityBio Inc *	20,800	105
Immunome Inc *	8,500	115
Immunovant Inc *	10,200	288
Inari Medical Inc *	8,500	441
Inmode Ltd *	12,000	234
Innovage Holding Corp *	3,900	19
Innoviva Inc *	9,309	177
Inogen Inc *	4,100	40
Inozyme Pharma Inc *	8,500	23
Insmed Inc *	23,800	1,789
Inspire Medical Systems Inc *	4,300	829
Integer Holdings Corp *	4,930	693
Integra LifeSciences Holdings Corp *	11,304	278
Intellia Therapeutics Inc *	16,400	256
Intra-Cellular Therapies Inc *	15,700	1,345
Ionis Pharmaceuticals Inc *	23,594	843
Iovance Biotherapeutics Inc *	38,300	357
iRadimed Corp	1,100	59
iRhythm Technologies Inc *	4,300	374
Ironwood Pharmaceuticals Inc, Cl A *	27,354	96
iTeos Therapeutics Inc *	4,600	39
Janux Therapeutics Inc *	4,600	208
Jasper Therapeutics Inc *	1,900	43
Jazz Pharmaceuticals PLC *	9,700	1,179
Joint Corp/The *	3,000	35
KalVista Pharmaceuticals Inc *	4,700	47
Keros Therapeutics Inc *	4,800	277
Kiniksa Pharmaceuticals International PLC, Cl A *	6,700	148
Kodiak Sciences Inc *	7,600	51
Krystal Biotech Inc *	3,700	730
Kura Oncology Inc *	9,400	104
Kymera Therapeutics Inc *	7,600	356
Lantheus Holdings Inc *	10,700	955
Larimar Therapeutics Inc *	6,900	44
LeMaitre Vascular Inc	2,700	289
LENZ Therapeutics	500	18
Lexicon Pharmaceuticals Inc *	17,105	14
LifeMD Inc *	5,700	38
LifeStance Health Group Inc *	20,600	155
Ligand Pharmaceuticals Inc *	2,328	283
Liquidia Corp *	10,700	124
LivaNova PLC *	8,600	452
Longboard Pharmaceuticals Inc *	5,300	318
Lyell Immunopharma Inc *	33,800	32
MacroGenics Inc *	12,600	45
Madrigal Pharmaceuticals Inc *	2,600	853

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MannKind Corp *	43,600	$296
Maravai LifeSciences Holdings Inc, Cl A *	13,018	74
Masimo Corp *	6,393	1,103
MaxCyte Inc *	20,500	73
Medpace Holdings Inc *	3,900	1,328
MeiraGTx Holdings PLC *	6,700	45
Merit Medical Systems Inc *	8,375	870
Mersana Therapeutics Inc *	15,600	36
Mesa Laboratories Inc	1,100	129
MiMedx Group Inc *	13,300	123
Mind Medicine MindMed Inc *	11,800	96
Mineralys Therapeutics Inc *	4,700	60
Mirum Pharmaceuticals Inc *	6,400	296
ModivCare Inc *	2,458	46
Monte Rosa Therapeutics Inc *	8,900	92
Myriad Genetics Inc *	14,226	231
Nano-X Imaging Ltd, Cl X *	11,200	72
Natera Inc *	17,500	2,936
National HealthCare Corp	1,994	250
National Research Corp, Cl A	3,212	63
Nautilus Biotechnology Inc, Cl A *	6,155	14
Neogen Corp *	35,012	496
NeoGenomics Inc *	18,300	324
Neumora Therapeutics Inc *	13,800	137
Neurocrine Biosciences Inc *	15,400	1,952
Neurogene Inc *	1,700	43
Nevro Corp *	7,800	36
Nkarta Inc *	7,474	21
Novavax Inc *	23,268	203
Novocure Ltd *	15,700	315
Nurix Therapeutics Inc *	10,000	221
Nuvalent Inc, Cl A *	5,700	551
Nuvation Bio Inc *	34,000	99
Ocugen Inc *	42,100	41
Ocular Therapeutix Inc *	19,900	197
Olema Pharmaceuticals Inc *	7,200	73
Omeros Corp *	4,300	49
OmniAb Inc, Cl W *	16,797	66
Omnicell Inc *	7,812	364
OPKO Health Inc *	53,584	83
OptimizeRx Corp *	4,000	22
Option Care Health Inc *	27,327	650
OraSure Technologies Inc *	16,939	64
Organogenesis Holdings Inc, Cl A *	12,321	48
Organon & Co	41,800	663
ORIC Pharmaceuticals Inc *	6,200	61
Orthofix Medical Inc *	6,953	136
OrthoPediatrics Corp *	2,800	73
Outlook Therapeutics Inc *	935	2
Owens & Minor Inc *	11,239	151
Pacific Biosciences of California Inc *	46,800	89
Pacira BioSciences Inc *	6,545	111
PACS Group Inc *	7,000	111

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paragon 28 Inc *	5,500	$57
Patterson Cos Inc	13,200	284
Pediatrix Medical Group Inc *	10,056	150
Pennant Group Inc/The *	3,268	102
Penumbra Inc *	5,600	1,367
PepGen Inc *	2,600	13
Perrigo Co PLC	21,400	611
Perspective Therapeutics Inc *	7,700	34
Phathom Pharmaceuticals Inc *	5,900	52
Phibro Animal Health Corp, Cl A	4,800	112
Phreesia Inc *	8,400	177
Pliant Therapeutics Inc *	11,200	155
Praxis Precision Medicines Inc *	2,800	224
Precigen Inc *	21,300	20
Premier Inc, Cl A	13,900	318
Prestige Consumer Healthcare Inc *	7,979	676
Prime Medicine Inc *	7,800	26
Privia Health Group Inc *	16,800	361
PROCEPT BioRobotics Corp *	6,100	583
Progyny Inc *	11,700	182
ProKidney Corp, Cl A *	12,200	24
Protagonist Therapeutics Inc *	8,300	364
Prothena Corp PLC *	7,900	128
PTC Therapeutics Inc *	12,600	553
Pulmonx Corp *	6,600	43
Pulse Biosciences Inc *	4,500	96
QIAGEN NV	32,906	1,429
Quanterix Corp *	7,000	86
Quantum-Si Inc *	21,500	27
QuidelOrtho Corp *	8,271	339
RadNet Inc *	9,700	793
RAPT Therapeutics Inc *	5,700	7
Recursion Pharmaceuticals Inc, Cl A *	34,000	240
REGENXBIO Inc *	9,300	92
Relay Therapeutics Inc *	15,500	73
Repligen Corp *	8,322	1,253
Replimune Group Inc, Cl Rights *	7,600	107
Revance Therapeutics Inc *	15,800	57
REVOLUTION Medicines Inc *	23,003	1,331
Rhythm Pharmaceuticals Inc *	8,800	546
Rigel Pharmaceuticals Inc *	3,705	102
Rocket Pharmaceuticals Inc *	11,300	163
Roivant Sciences Ltd *	62,000	788
Royalty Pharma PLC, Cl A	59,800	1,594
RxSight Inc *	5,600	263
Sage Therapeutics Inc *	10,700	59
Sana Biotechnology Inc *	18,300	51
Sarepta Therapeutics Inc *	13,700	1,827
Savara Inc *	24,200	81
Scholar Rock Holding Corp *	9,100	363
Schrodinger Inc/United States *	9,700	219
Scilex Holding Co *	12,212	124
Select Medical Holdings Corp	15,765	333

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SI-BONE Inc *	7,300	$99
SIGA Technologies Inc	10,000	73
Sight Sciences Inc *	2,400	10
Simulations Plus Inc	1,700	54
Soleno Therapeutics Inc *	3,600	190
Sotera Health Co *	25,624	337
SpringWorks Therapeutics Inc *	9,800	407
Spyre Therapeutics Inc *	5,700	162
STAAR Surgical Co *	7,378	215
Standard BioTools Inc *	49,600	91
Stoke Therapeutics Inc *	4,300	52
Summit Therapeutics Inc *	14,200	262
Supernus Pharmaceuticals Inc *	6,700	245
Surgery Partners Inc *	12,000	286
Surmodics Inc *	3,044	120
Sutro Biopharma Inc *	9,400	25
Syndax Pharmaceuticals Inc *	11,200	187
Tactile Systems Technology Inc *	4,900	96
Talkspace Inc *	20,200	69
Tandem Diabetes Care Inc *	9,200	282
Tango Therapeutics Inc *	5,100	20
Tarsus Pharmaceuticals Inc *	6,000	315
Taysha Gene Therapies Inc *	26,300	85
Teladoc Health Inc *	21,640	259
Tenaya Therapeutics Inc *	3,000	11
Tenet Healthcare Corp *	14,300	2,040
Terns Pharmaceuticals Inc *	5,200	32
TG Therapeutics Inc *	20,500	713
Theravance Biopharma Inc *	6,045	56
Third Harmonic Bio Inc *	3,300	42
Tourmaline Bio Inc *	3,800	99
TransMedics Group Inc *	4,700	408
Travere Therapeutics Inc *	13,800	260
Treace Medical Concepts Inc *	6,200	53
TScan Therapeutics Inc *	6,300	30
Twist Bioscience Corp *	8,200	403
Tyra Biosciences Inc *	2,600	41
UFP Technologies Inc *	1,200	388
Ultragenyx Pharmaceutical Inc *	13,400	638
United Therapeutics Corp *	6,764	2,506
UroGen Pharma Ltd *	5,900	75
US Physical Therapy Inc	1,926	190
Utah Medical Products Inc	1,000	65
Vanda Pharmaceuticals Inc *	11,800	61
Varex Imaging Corp *	8,600	143
Vaxcyte Inc *	18,100	1,708
Veeva Systems Inc, Cl A *	22,593	5,148
Ventyx Biosciences Inc *	9,300	25
Vera Therapeutics Inc, Cl A *	6,700	333
Veracyte Inc *	12,300	528
Vericel Corp *	6,500	378
Verve Therapeutics Inc *	10,000	56
Viemed Healthcare Inc *	1,000	9

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viking Therapeutics Inc *	15,900	$842
Vir Biotechnology Inc *	13,100	104
Viridian Therapeutics Inc *	10,300	222
Voyager Therapeutics Inc *	10,800	74
WaVe Life Sciences Ltd *	8,900	134
Waystar Holding Corp *	8,000	247
Xencor Inc *	10,000	256
Xeris Biopharma Holdings Inc *	29,100	95
Y-mAbs Therapeutics Inc *	2,600	31
Zentalis Pharmaceuticals Inc *	10,300	37
Zevra Therapeutics Inc *	11,500	107
Zimvie Inc *	4,800	71
Zymeworks Inc *	10,600	149
Zynex Inc *	4,180	35

		133,338
Industrials — 17.3%
3D Systems Corp *	27,947	83
AAON Inc	10,175	1,387
AAR Corp *	4,829	336
ABM Industries Inc	8,655	495
ACCO Brands Corp	22,029	128
Acuity Brands Inc	4,825	1,547
ACV Auctions Inc, Cl A *	24,300	550
Advanced Drainage Systems Inc	10,500	1,421
AECOM	20,548	2,403
AeroVironment Inc *	3,825	744
AerSale Corp *	7,700	48
AGCO Corp	9,723	984
Air Lease Corp, Cl A	14,931	760
Air Transport Services Group Inc *	7,736	170
Alamo Group Inc	1,535	307
Alaska Air Group Inc *	18,800	989
Albany International Corp, Cl A	4,898	406
Alight Inc, Cl A *	59,400	475
Allegiant Travel Co, Cl A	2,050	168
Allient Inc	2,650	69
Allison Transmission Holdings Inc	13,076	1,549
Alta Equipment Group Inc	4,403	35
Ameresco Inc, Cl A *	5,279	149
American Airlines Group Inc *	97,900	1,421
American Superconductor Corp *	5,600	191
American Woodmark Corp *	2,284	207
API Group Corp *	34,500	1,303
Apogee Enterprises Inc	2,911	245
Applied Industrial Technologies Inc	5,761	1,583
ArcBest Corp	3,790	437
Archer Aviation Inc, Cl A *	32,200	308
Arcosa Inc	6,913	751
Argan Inc	1,579	246
Aris Water Solutions Inc, Cl A	4,200	113
Armstrong World Industries Inc	6,477	1,035
Array Technologies Inc *	28,987	194
Astec Industries Inc	2,763	107

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Astronics Corp *	3,874	$63
Astronics Corp, Cl B *	2,395	37
Atkore Inc	5,700	538
Atmus Filtration Technologies Inc	12,000	519
Avis Budget Group Inc	2,660	290
AZEK Co Inc/The, Cl A *	20,900	1,110
AZZ Inc	3,996	372
Barnes Group Inc	7,652	358
Barrett Business Services Inc	2,936	126
Beacon Roofing Supply Inc *	9,370	1,059
Blade Air Mobility Inc *	12,600	60
Blink Charging Co *	8,500	13
Bloom Energy Corp, Cl A *	29,400	807
Blue Bird Corp *	4,392	179
BlueLinx Holdings Inc *	1,000	126
Boise Cascade Co	5,970	881
Booz Allen Hamilton Holding Corp, Cl A	19,165	2,840
Bowman Consulting Group Ltd, Cl A *	3,000	82
BrightView Holdings Inc *	9,600	164
Brink's Co/The	6,906	668
Brookfield Business Corp, Cl A	2,200	61
BWX Technologies Inc	13,824	1,809
Byrna Technologies Inc *	4,900	95
CACI International Inc, Cl A *	3,332	1,532
Cadre Holdings Inc	3,700	124
Carlisle Cos Inc	7,077	3,232
Casella Waste Systems Inc, Cl A *	9,191	1,040
CBIZ Inc *	7,845	648
CECO Environmental Corp *	5,900	189
Centuri Holdings Inc *	2,200	44
ChargePoint Holdings Inc *	55,200	67
Chart Industries Inc *	6,572	1,270
Cimpress PLC *	2,299	185
Clarivate PLC *	60,600	347
Clean Harbors Inc *	7,776	2,022
CNH Industrial NV	129,100	1,621
Columbus McKinnon Corp/NY	3,665	144
Comfort Systems USA Inc	5,291	2,610
CompX International Inc	400	11
Concentrix Corp	7,081	318
Concrete Pumping Holdings Inc *	3,900	27
Conduent Inc *	15,000	56
Construction Partners Inc, Cl A *	6,100	620
Core & Main Inc, Cl A *	28,600	1,389
CoreCivic Inc *‡	15,102	337
Costamare Inc	7,100	94
Covenant Logistics Group Inc, Cl A	1,400	81
CRA International Inc	905	176
Crane Co	7,429	1,353
CSG Systems International Inc	4,817	264
CSW Industrials Inc	2,500	1,056
Curtiss-Wright Corp	5,778	2,159
Custom Truck One Source Inc *	14,400	86

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deluxe Corp	5,254	$122
Distribution Solutions Group Inc *	400	16
DNOW Inc *	17,300	260
Donaldson Co Inc	18,846	1,471
Douglas Dynamics Inc	2,122	55
Driven Brands Holdings Inc *	6,700	113
Ducommun Inc *	2,400	161
Dun & Bradstreet Holdings Inc	43,400	551
DXP Enterprises Inc/TX *	1,462	107
Dycom Industries Inc *	4,207	762
EMCOR Group Inc	6,987	3,564
Energy Recovery Inc *	5,800	90
Energy Vault Holdings Inc *	13,900	29
Enerpac Tool Group Corp, Cl A	7,742	374
EnerSys	5,683	549
Ennis Inc	5,288	113
Enovix Corp *	27,300	253
Enpro Inc	3,368	637
Enviri Corp *	8,128	60
Esab Corp	8,462	1,092
ESCO Technologies Inc	3,977	590
Everus Construction Group *	7,458	475
ExlService Holdings Inc *	23,615	1,095
Exponent Inc	7,372	728
Federal Signal Corp	8,747	852
Ferguson Enterprises Inc	31,000	6,694
First Advantage Corp *	7,916	152
Flowserve Corp	19,700	1,202
Fluence Energy Inc, Cl A *	9,400	177
Fluor Corp *	25,300	1,420
Forrester Research Inc *	2,464	42
Fortune Brands Innovations Inc	18,500	1,449
Forward Air Corp	2,918	107
Franklin Covey Co *	1,404	51
Franklin Electric Co Inc	6,681	724
Frontier Group Holdings Inc *	9,200	54
FTAI Aviation Ltd	15,400	2,600
FTAI Infrastructure Inc	19,500	169
FTI Consulting Inc *	5,368	1,087
FuelCell Energy *	2,857	34
Gates Industrial Corp PLC *	29,700	658
GATX Corp	5,152	846
Genco Shipping & Trading Ltd	7,300	116
Genpact Ltd	25,750	1,189
GEO Group Inc/The *	17,485	498
Gibraltar Industries Inc *	4,260	309
Global Industrial Co	2,900	82
GMS Inc *	5,700	572
Golden Ocean Group Ltd	20,100	201
Gorman-Rupp Co/The	3,377	144
Graco Inc	26,005	2,369
GrafTech International Ltd *	46,100	90
Graham Corp *	1,700	76

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Granite Construction Inc	6,334	$629
Great Lakes Dredge & Dock Corp *	6,880	87
Greenbrier Cos Inc/The	5,023	342
Griffon Corp	5,437	458
GXO Logistics Inc *	18,090	1,100
H&E Equipment Services Inc	5,525	330
Hayward Holdings Inc *	20,100	325
Healthcare Services Group Inc *	12,139	150
Heartland Express Inc	9,772	125
HEICO Corp	6,618	1,809
HEICO Corp, Cl A	12,582	2,656
Heidrick & Struggles International Inc	1,952	90
Helios Technologies Inc	5,877	307
Herc Holdings Inc	4,067	944
Hertz Global Holdings Inc *	26,900	132
Hexcel Corp	13,098	830
Hillenbrand Inc	11,580	394
Hillman Solutions Corp *	33,100	377
Himalaya Shipping Ltd	4,900	30
HNI Corp	7,762	440
Hub Group Inc, Cl A	9,924	512
Hudson Technologies Inc *	5,300	31
Huron Consulting Group Inc *	2,911	357
Hyliion Holdings Corp *	27,400	101
Hyster-Yale Inc	2,002	113
IBEX Holdings Ltd *	1,200	25
ICF International Inc	2,668	370
IES Holdings Inc *	1,400	434
Innodata Inc *	3,700	152
Insperity Inc	5,724	451
Insteel Industries Inc	4,141	122
Interface Inc, Cl A	7,545	200
Intuitive Machines *	7,600	124
ITT Inc	12,563	1,961
Janus International Group Inc *	23,300	174
JELD-WEN Holding Inc *	14,300	156
JetBlue Airways Corp *	50,381	301
Joby Aviation Inc *	66,100	592
John Bean Technologies Corp	5,031	634
Kadant Inc	1,725	712
Karat Packaging Inc	1,000	31
KBR Inc	19,845	1,207
Kelly Services Inc, Cl A	3,895	57
Kennametal Inc	13,014	373
Kforce Inc	3,237	194
Kirby Corp *	8,426	1,066
Knight-Swift Transportation Holdings Inc, Cl A	24,427	1,450
Korn Ferry	7,458	584
Kratos Defense & Security Solutions Inc *	21,116	572
Landstar System Inc	5,344	994
Legalzoom.com Inc *	21,900	174
Lennox International Inc	4,929	3,288

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Leonardo DRS Inc *	11,400	$396
Limbach Holdings Inc *	2,000	199
Lincoln Electric Holdings Inc	8,133	1,777
Lindsay Corp	1,927	256
Liquidity Services Inc *	1,422	36
Loar Holdings Inc *	1,700	157
LSI Industries Inc	2,000	41
Luxfer Holdings PLC	1,700	24
Lyft Inc, Cl A *	57,200	993
Manitowoc Co Inc/The *	7,787	83
ManpowerGroup Inc	6,456	416
Marten Transport Ltd	9,729	169
MasTec Inc *	9,882	1,424
Masterbrand Inc *	17,600	304
Matrix Service Co *	4,300	57
Matson Inc	4,952	759
Matthews International Corp, Cl A	3,213	97
Maximus Inc	9,316	694
McGrath RentCorp	4,048	493
Mercury Systems Inc *	8,023	330
Middleby Corp/The *	8,325	1,194
Miller Industries Inc/TN	2,311	170
MillerKnoll Inc	10,207	257
Montrose Environmental Group Inc *	5,900	111
Moog Inc, Cl A	4,224	935
MRC Global Inc *	13,812	193
MSA Safety Inc	5,844	1,016
MSC Industrial Direct Co Inc, Cl A	6,903	593
Mueller Industries Inc	16,916	1,366
Mueller Water Products Inc, Cl A	24,112	604
MYR Group Inc *	2,379	376
National Presto Industries Inc	1,091	87
NEXTracker Inc, Cl A *	21,000	801
NL Industries Inc	2,000	16
Northwest Pipe Co *	700	39
NuScale Power Corp *	12,800	380
NV5 Global Inc *	8,000	174
nVent Electric PLC	25,200	1,973
Omega Flex Inc	600	30
OPENLANE Inc *	16,029	324
Orion Group Holdings Inc *	5,000	44
Oshkosh Corp	10,217	1,161
Owens Corning	13,260	2,727
Pangaea Logistics Solutions Ltd	2,100	12
Park Aerospace Corp	5,082	78
Parsons Corp *	6,800	652
Paycor HCM Inc *	10,900	197
Paylocity Holding Corp *	6,400	1,328
Pitney Bowes Inc	26,400	213
Planet Labs PBC *	38,700	152
Plug Power Inc *	103,700	232
Powell Industries Inc	1,364	365
Preformed Line Products Co	690	94

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primoris Services Corp	7,647	$640
Proto Labs Inc *	4,199	173
Quad/Graphics Inc, Cl A	6,600	48
Quanex Building Products Corp	8,065	240
Radiant Logistics Inc *	500	4
RB Global Inc	28,133	2,750
RBC Bearings Inc *	4,195	1,406
Regal Rexnord Corp	9,838	1,699
Resideo Technologies Inc *	23,300	633
Resources Connection Inc	6,981	59
REV Group Inc	8,400	261
Robert Half Inc	16,000	1,194
Rocket Lab USA Inc *	52,300	1,427
Rush Enterprises Inc, Cl A	9,347	579
Rush Enterprises Inc, Cl B	1,050	60
RXO Inc *	21,290	642
Ryder System Inc	6,200	1,047
Safe Bulkers Inc	12,300	48
Saia Inc *	3,992	2,272
Schneider National Inc, Cl B	7,800	262
Science Applications International Corp	7,876	979
Sensata Technologies Holding PLC	23,400	752
SES AI Corp *	24,300	8
Shoals Technologies Group Inc, Cl A *	31,600	165
Shyft Group Inc/The	7,900	111
Simpson Manufacturing Co Inc	6,243	1,176
SiteOne Landscape Supply Inc *	6,700	1,027
SkyWest Inc *	6,322	725
Spire Global *	400	7
Spirit AeroSystems Holdings Inc, Cl A *	16,175	523
SPX Technologies Inc *	6,794	1,199
SS&C Technologies Holdings Inc	32,918	2,546
Standex International Corp	1,629	339
Steelcase Inc, Cl A	15,257	205
Stem Inc *	32,700	13
Sterling Infrastructure Inc *	4,800	933
Sun Country Airlines Holdings Inc *	4,900	70
Sunrun Inc *	33,210	383
Tecnoglass Inc	3,700	300
Tennant Co	3,238	286
Terex Corp	10,670	585
Tetra Tech Inc	40,810	1,694
Thermon Group Holdings Inc *	3,882	122
Timken Co/The	9,609	744
Titan International Inc *	10,800	79
Titan Machinery Inc *	4,312	67
Toro Co/The	15,600	1,358
TPI Composites Inc *	7,500	15
Transcat Inc *	1,600	168
TransUnion	29,794	3,024
Trex Co Inc *	15,860	1,190
TriNet Group Inc	5,151	481
Trinity Industries Inc	11,642	439

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Triumph Group Inc *	10,596	$204
TrueBlue Inc *	8,328	63
TTEC Holdings Inc	4,227	22
Tutor Perini Corp *	8,051	219
UFP Industries Inc	8,765	1,191
U-Haul Holding Co *	500	35
U-Haul Holding Co, Cl B	15,300	955
UniFirst Corp/MA	2,440	490
Universal Logistics Holdings Inc	1,900	99
Upwork Inc *	18,600	316
V2X Inc *	1,179	71
Valmont Industries Inc	3,014	1,048
Verra Mobility Corp, Cl A *	24,500	580
Vertiv Holdings Co, Cl A	54,900	7,005
Vestis Corp	18,250	293
Viad Corp *	2,271	102
Vicor Corp *	3,800	202
Virgin Galactic Holdings Inc *	2,565	19
VSE Corp	2,500	293
Wabash National Corp	8,041	159
Watsco Inc	5,159	2,846
Watts Water Technologies Inc, Cl A	4,156	897
Werner Enterprises Inc	10,390	425
WESCO International Inc	6,765	1,431
Willdan Group Inc *	2,400	105
Willis Lease Finance Corp	200	44
WillScot Holdings Corp, Cl A *	29,211	1,117
WNS Holdings Ltd *	7,600	412
Woodward Inc	9,142	1,648
Xometry Inc, Cl A *	7,000	217
XPO Inc *	17,290	2,635
Zurn Elkay Water Solutions Corp	21,526	857

		214,757
Information Technology — 16.9%
8x8 Inc *	25,314	78
908 Devices Inc *	5,300	15
A10 Networks Inc	13,400	228
ACI Worldwide Inc *	15,612	887
ACM Research Inc, Cl A *	7,200	124
Adeia Inc	19,650	238
ADTRAN Holdings Inc *	15,797	134
Advanced Energy Industries Inc	6,019	692
Aehr Test Systems *	5,100	61
Aeva Technologies Inc *	4,560	21
Agilysys Inc *	3,100	416
Alarm.com Holdings Inc *	7,700	502
Alkami Technology Inc *	6,700	264
Allegro MicroSystems Inc *	20,700	450
Alpha & Omega Semiconductor Ltd *	3,400	141
Altair Engineering Inc, Cl A *	9,000	950
Ambarella Inc *	5,745	411
Amdocs Ltd	17,868	1,550
American Software Inc/GA, Cl A	7,072	74

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amkor Technology Inc	17,938	$474
Amplitude Inc, Cl A *	13,700	142
Appfolio Inc, Cl A *	3,600	914
Appian Corp, Cl A *	6,000	227
Applied Digital Corp *	16,200	164
Applied Optoelectronics Inc *	6,100	251
AppLovin Corp, Cl A *	39,800	13,403
Arlo Technologies Inc *	12,552	141
Arrow Electronics Inc *	8,325	1,000
Asana Inc, Cl A *	12,000	184
ASGN Inc *	7,069	647
Aspen Technology Inc *	4,270	1,068
Astera Labs Inc *	3,600	372
Atlassian Corp, Cl A *	24,041	6,337
Aurora Innovation Inc, Cl A *	138,200	894
AvePoint Inc *	20,900	369
Aviat Networks Inc *	2,100	33
Avnet Inc	13,499	739
Axcelis Technologies Inc *	5,250	390
Badger Meter Inc	4,424	959
Bel Fuse Inc, Cl B	2,100	168
Belden Inc	5,823	713
Benchmark Electronics Inc	4,730	229
Bentley Systems Inc, Cl B	22,200	1,099
BigCommerce Holdings Inc *	14,700	108
BILL Holdings Inc *	15,277	1,378
Bit Digital Inc *	20,100	93
Blackbaud Inc *	5,855	491
BlackLine Inc *	9,100	564
Blend Labs Inc, Cl A *	38,000	194
Box Inc, Cl A *	22,600	793
Braze Inc, Cl A *	11,200	445
C3.ai Inc, Cl A *	12,700	472
Calix Inc *	9,645	314
CCC Intelligent Solutions Holdings Inc *	70,800	892
Cerence Inc *	8,510	63
CEVA Inc *	5,138	153
Ciena Corp *	21,486	1,498
Cipher Mining Inc *	28,400	190
Cirrus Logic Inc *	8,595	898
Cleanspark Inc *	36,400	522
Clear Secure Inc, Cl A	14,000	362
Clearfield Inc *	2,600	80
Clearwater Analytics Holdings Inc, Cl A *	25,200	782
Climb Global Solutions Inc	700	94
Cloudflare Inc, Cl A *	45,800	4,572
Cognex Corp	27,216	1,088
Coherent Corp *	20,201	2,023
Cohu Inc *	8,336	220
CommScope Holding Co Inc *	31,200	149
CommVault Systems Inc *	6,284	1,078
CompoSecure, Cl A	6,800	108
Confluent Inc, Cl A *	36,200	1,116

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consensus Cloud Solutions Inc *	3,585	$89
Core Scientific Inc *	29,300	524
Corsair Gaming Inc *	6,200	46
Couchbase Inc *	7,800	160
Crane NXT Co	7,629	478
Credo Technology Group Holding Ltd *	18,700	916
CS Disco Inc *	5,000	30
CTS Corp	4,045	222
Daily Journal Corp *	100	56
Daktronics Inc *	4,000	62
Datadog Inc, Cl A *	45,255	6,913
Diebold Nixdorf Inc *	4,200	194
Digi International Inc *	5,701	189
Digimarc Corp *	2,876	97
Digital Turbine Inc *	20,700	30
DigitalOcean Holdings Inc *	10,200	388
Diodes Inc *	7,142	464
DocuSign Inc, Cl A *	31,080	2,477
Dolby Laboratories Inc, Cl A	8,904	697
Domo Inc, Cl B *	6,432	60
DoubleVerify Holdings Inc *	23,800	484
Dropbox Inc, Cl A *	38,400	1,062
DXC Technology Co *	25,500	574
Dynatrace Inc *	45,100	2,534
E2open Parent Holdings Inc *	23,200	71
Eastman Kodak Co *	9,600	70
eGain Corp *	4,900	26
Elastic NV *	12,300	1,346
Enfusion Inc, Cl A *	4,900	49
Entegris Inc	22,830	2,412
ePlus Inc *	4,276	346
EverCommerce Inc *	7,100	86
Evolv Technologies Holdings Inc *	18,900	77
Extreme Networks Inc *	17,287	287
Fabrinet *	5,415	1,270
FARO Technologies Inc *	4,508	118
Fastly Inc, Cl A *	23,900	203
Five9 Inc *	11,600	479
FormFactor Inc *	12,719	510
Freshworks Inc, Cl A *	33,500	536
Gitlab Inc, Cl A *	18,000	1,148
GLOBALFOUNDRIES Inc *	15,500	670
Globant SA *	6,400	1,458
Grid Dynamics Holdings Inc *	6,800	124
Guidewire Software Inc *	12,669	2,570
Hackett Group Inc/The	3,700	116
Harmonic Inc *	16,994	218
HashiCorp Inc, Cl A *	20,500	689
HubSpot Inc *	7,473	5,388
Hut 8 Corp *	13,200	370
Ichor Holdings Ltd *	5,400	177
iLearningEngines Holdings Inc *	4,800	7
Immersion Corp	8,400	75

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Impinj Inc *	3,700	$711
indie Semiconductor Inc, Cl A *	27,400	143
Infinera Corp *	24,884	164
Informatica Inc, Cl A *	10,600	281
Information Services Group Inc	8,000	30
Insight Enterprises Inc *	4,398	688
Intapp Inc *	6,400	400
InterDigital Inc	3,717	728
IonQ Inc *	29,900	1,091
IPG Photonics Corp *	4,700	367
Itron Inc *	6,711	795
Jamf Holding Corp *	14,700	215
Kimball Electronics Inc *	5,693	112
Knowles Corp *	15,300	298
Kulicke & Soffa Industries Inc	9,000	436
Kyndryl Holdings Inc *	33,200	1,152
Lattice Semiconductor Corp *	21,562	1,224
Lightwave Logic Inc *	27,900	80
Littelfuse Inc	3,631	896
LiveRamp Holdings Inc *	10,174	309
Lumentum Holdings Inc *	9,570	832
MACOM Technology Solutions Holdings Inc *	8,725	1,159
Manhattan Associates Inc *	9,380	2,677
Marathon Digital Holdings Inc *	39,500	1,083
Marvell Technology Inc	130,012	12,051
Matterport Inc *	48,600	231
MaxLinear Inc, Cl A *	13,444	203
MeridianLink Inc *	5,300	124
Methode Electronics Inc	6,784	74
MicroStrategy Inc, Cl A *	23,730	9,195
MicroVision Inc *	35,100	32
Mirion Technologies Inc, Cl A *	27,600	466
Mitek Systems Inc *	9,100	85
MKS Instruments Inc	9,723	1,105
MongoDB Inc, Cl A *	10,800	3,483
N-able Inc/US *	11,350	118
Napco Security Technologies Inc	5,600	220
Navitas Semiconductor Corp, Cl A *	20,200	56
nCino Inc *	13,700	575
NCR Voyix Corp *	19,983	290
NETGEAR Inc *	2,892	71
NetScout Systems Inc *	9,058	198
NextNav Inc *	12,300	214
nLight Inc *	3,600	39
Novanta Inc *	5,562	929
Nutanix Inc, Cl A *	36,300	2,370
NVE Corp	900	70
Okta Inc, Cl A *	24,304	1,885
Olo Inc, Cl A *	22,100	161
ON24 Inc *	6,100	40
OneSpan Inc *	7,902	143
Onto Innovation Inc *	7,172	1,178
Ooma Inc *	6,900	102

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OSI Systems Inc *	2,268	$402
Ouster Inc *	7,100	70
Pagaya Technologies Ltd, Cl A *	6,600	72
PagerDuty Inc *	13,915	296
PAR Technology Corp *	5,800	471
PC Connection Inc	2,231	162
PDF Solutions Inc *	5,153	163
Pegasystems Inc	6,436	611
Photronics Inc *	9,129	227
Plexus Corp *	4,328	712
Power Integrations Inc	8,378	549
Powerfleet Inc NJ *	14,900	105
Procore Technologies Inc *	15,800	1,283
Progress Software Corp	7,058	483
PROS Holdings Inc *	6,599	153
Pure Storage Inc, Cl A *	47,000	2,491
Q2 Holdings Inc *	8,400	880
Qualys Inc *	5,600	860
Rackspace Technology Inc *	11,600	31
Rambus Inc *	16,810	972
Rapid7 Inc *	9,700	413
Red Violet Inc *	1,100	40
Ribbon Communications Inc *	13,520	53
Rimini Street Inc *	10,000	22
RingCentral Inc, Cl A *	13,600	512
Riot Platforms Inc *	44,600	564
Rogers Corp *	3,093	320
Sanmina Corp *	7,666	609
Sapiens International Corp NV	3,800	104
ScanSource Inc *	3,396	171
SEMrush Holdings Inc, Cl A *	6,100	83
Semtech Corp *	9,275	594
SentinelOne Inc, Cl A *	40,800	1,140
Silicon Laboratories Inc *	5,182	573
SiTime Corp *	2,900	616
SkyWater Technology Inc *	1,700	13
SMART Global Holdings Inc *	8,600	156
SmartRent Inc, Cl A *	30,500	54
Smartsheet Inc, Cl A *	19,900	1,113
Snowflake Inc, Cl A *	47,900	8,373
SolarWinds Corp	7,850	105
SoundHound AI Inc, Cl A *	46,700	435
SoundThinking Inc *	1,400	18
Sprinklr Inc, Cl A *	17,700	146
Sprout Social Inc, Cl A *	8,800	282
SPS Commerce Inc *	5,758	1,112
Synaptics Inc *	6,387	512
TD SYNNEX Corp	11,681	1,390
Tenable Holdings Inc *	18,700	785
Teradata Corp *	16,100	497
Terawulf Inc *	37,800	298
TTM Technologies Inc *	13,887	339
Tucows Inc, Cl A *	2,200	39

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Turtle Beach Corp *	4,000	$69
Twilio Inc, Cl A *	25,942	2,712
Ubiquiti Inc	700	243
UiPath Inc, Cl A *	65,000	924
Ultra Clean Holdings Inc *	6,352	244
Unisys Corp *	15,183	121
Unity Software Inc *	44,700	1,078
Universal Display Corp	6,951	1,144
Varonis Systems Inc, Cl B *	16,400	819
Veeco Instruments Inc *	9,110	254
Verint Systems Inc *	8,350	210
Vertex Inc, Cl A *	8,900	483
Viant Technology Inc, Cl A *	2,600	49
Viasat Inc *	18,256	170
Viavi Solutions Inc *	29,000	288
Vishay Intertechnology Inc	20,317	388
Vishay Precision Group Inc *	3,164	73
Vontier Corp	24,300	954
Weave Communications Inc *	2,600	36
Wolfspeed Inc *	19,923	191
Workday Inc, Cl A *	32,066	8,016
Workiva Inc, Cl A *	8,000	778
Xerox Holdings Corp	18,000	165
Xperi Inc *	9,580	91
Yext Inc *	11,200	93
Zeta Global Holdings Corp, Cl A *	27,000	575
Zoom Video Communications Inc, Cl A *	40,421	3,342
Zscaler Inc *	14,100	2,913
Zuora Inc, Cl A *	25,500	253

		209,264
Materials — 5.0%
AdvanSix Inc	5,100	166
Alcoa Corp	37,600	1,746
Alpha Metallurgical Resources Inc	1,800	442
American Vanguard Corp	6,799	41
AptarGroup Inc	9,766	1,689
Arcadium Lithium PLC *	167,060	877
Arch Resources Inc	2,800	481
Ardagh Metal Packaging SA	26,950	99
Ashland Inc	7,408	578
ASP Isotopes *	13,600	75
Aspen Aerogels Inc *	9,600	142
ATI Inc *	18,800	1,131
Avient Corp	12,932	663
Axalta Coating Systems Ltd *	32,800	1,327
Balchem Corp	4,588	828
Berry Global Group Inc	18,041	1,305
Cabot Corp	8,532	935
Carpenter Technology Corp	7,101	1,378
Century Aluminum Co *	6,197	141
Chemours Co/The	24,200	526
Clearwater Paper Corp *	2,651	72
Cleveland-Cliffs Inc *	70,160	874

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coeur Mining Inc *	58,261	$376
Commercial Metals Co	18,241	1,125
Compass Minerals International Inc	7,840	121
Constellium SE, Cl A *	18,000	221
CRH PLC	104,200	10,657
Crown Holdings Inc	17,551	1,616
Eagle Materials Inc	5,183	1,601
Ecovyst Inc *	19,100	152
Element Solutions Inc	33,600	964
Graphic Packaging Holding Co	44,717	1,346
Greif Inc, Cl A	3,119	222
Greif Inc, Cl B	1,300	98
Hawkins Inc	2,746	369
HB Fuller Co	8,733	671
Hecla Mining Co	95,068	525
Huntsman Corp	23,924	468
i-80 Gold Corp *	38,100	24
Ingevity Corp *	5,400	262
Innospec Inc	4,113	488
Intrepid Potash Inc *	1,860	50
Ivanhoe Electric Inc / US *	9,500	90
Kaiser Aluminum Corp	2,754	224
Knife River Corp *	8,083	837
Koppers Holdings Inc	2,573	99
Kronos Worldwide Inc	5,084	58
Lifezone Metals Ltd *	6,000	43
Louisiana-Pacific Corp	9,742	1,152
LSB Industries Inc *	8,300	73
Materion Corp	2,874	332
Mativ Holdings Inc	10,288	135
Metallus Inc *	5,104	85
Metals Acquisition Ltd, Cl A *	8,900	113
Minerals Technologies Inc	5,324	434
MP Materials Corp *	18,100	381
Myers Industries Inc	8,418	98
NewMarket Corp	1,097	585
Novagold Resources Inc *	42,600	156
O-I Glass Inc *	24,300	306
Olin Corp	18,516	789
Olympic Steel Inc	1,927	81
Orion SA	10,400	192
Pactiv Evergreen Inc	8,700	118
Perimeter Solutions Inc *	19,300	247
Perpetua Resources *	9,700	92
Piedmont Lithium Inc *	3,100	39
PureCycle Technologies Inc *	17,400	231
Quaker Chemical Corp	1,934	305
Radius Recycling Inc, Cl A	5,956	118
Ramaco Resources Inc, Cl A	5,500	70
Ramaco Resources Inc, Cl B	1,100	11
Ranpak Holdings Corp, Cl A *	8,300	65
Rayonier Advanced Materials Inc *	13,917	123
Reliance Inc	8,538	2,743

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Royal Gold Inc	10,102	$1,478
RPM International Inc	19,488	2,705
Ryerson Holding Corp	4,900	126
Scotts Miracle-Gro Co/The, Cl A	7,059	544
Sealed Air Corp	20,800	761
Sensient Technologies Corp	6,635	515
Silgan Holdings Inc	11,760	677
Sonoco Products Co	14,921	774
Southern Copper Corp	13,336	1,338
SSR Mining Inc	24,700	144
Stepan Co	2,825	217
Summit Materials Inc, Cl A *	17,665	900
SunCoke Energy Inc	9,446	118
Sylvamo Corp	5,800	535
Tredegar Corp *	5,341	38
TriMas Corp	6,476	171
Tronox Holdings PLC	20,000	242
United States Lime & Minerals Inc	1,300	199
United States Steel Corp	33,300	1,358
Universal Stainless & Alloy Products Inc *	1,400	62
Valhi Inc	500	13
Warrior Met Coal Inc	8,200	577
Westlake Corp	5,310	682
Worthington Steel Inc	5,702	256

		61,727
Real Estate — 5.1%
Acadia Realty Trust ‡	14,339	371
Agree Realty Corp ‡	15,647	1,202
Alexander & Baldwin Inc ‡	10,291	203
Alexander's Inc ‡	488	109
American Assets Trust Inc ‡	7,791	222
American Healthcare REIT Inc ‡	10,800	322
American Homes 4 Rent, Cl A ‡	50,700	1,941
Americold Realty Trust Inc ‡	43,500	1,038
Anywhere Real Estate Inc *	9,102	45
Apartment Investment and Management Co, Cl A *‡	23,300	206
Apple Hospitality REIT Inc ‡	34,500	556
Armada Hoffler Properties Inc ‡	13,800	152
Braemar Hotels & Resorts Inc ‡	13,600	49
Brandywine Realty Trust ‡	18,539	104
Brixmor Property Group Inc ‡	44,600	1,341
Broadstone Net Lease Inc, Cl A ‡	31,000	543
BRT Apartments Corp ‡	2,400	48
CareTrust REIT Inc ‡	22,053	657
CBL & Associates Properties Inc ‡	3,700	114
Centerspace ‡	2,403	174
Chatham Lodging Trust ‡	10,435	96
City Office REIT Inc ‡	11,000	64
Clipper Realty Inc ‡	3,500	18
Community Healthcare Trust Inc ‡	5,400	102
Compass Inc, Cl A *	63,100	447
COPT Defense Properties ‡	17,730	584

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cousins Properties Inc ‡	24,345	$773
CTO Realty Growth Inc ‡	4,254	87
CubeSmart ‡	34,222	1,696
Curbline Properties *‡	15,602	378
Cushman & Wakefield PLC *	37,600	575
DiamondRock Hospitality Co ‡	28,707	266
Diversified Healthcare Trust ‡	22,607	59
Douglas Emmett Inc ‡	25,085	486
Easterly Government Properties Inc, Cl A ‡	12,600	155
EastGroup Properties Inc ‡	7,585	1,306
Elme Communities ‡	11,613	197
Empire State Realty Trust Inc, Cl A ‡	17,400	191
EPR Properties ‡	11,851	538
Equity LifeStyle Properties Inc ‡	28,264	2,016
Essential Properties Realty Trust Inc ‡	26,100	890
eXp World Holdings Inc	13,900	192
Farmland Partners Inc ‡	10,300	131
First Industrial Realty Trust Inc ‡	20,953	1,120
Forestar Group Inc *	3,867	115
Four Corners Property Trust Inc ‡	15,119	449
FRP Holdings Inc *	2,876	92
Gaming and Leisure Properties Inc ‡	39,931	2,061
Getty Realty Corp ‡	6,589	217
Gladstone Commercial Corp ‡	3,219	57
Gladstone Land Corp ‡	7,000	84
Global Medical REIT Inc ‡	12,700	113
Global Net Lease Inc ‡	33,762	250
Healthcare Realty Trust Inc, Cl A ‡	60,205	1,103
Highwoods Properties Inc ‡	16,368	531
Howard Hughes Holdings Inc *	5,117	444
Hudson Pacific Properties Inc ‡	27,870	107
Independence Realty Trust Inc ‡	34,701	758
Industrial Logistics Properties Trust ‡	10,700	41
Innovative Industrial Properties Inc, Cl A ‡	4,400	480
InvenTrust Properties Corp ‡	9,400	291
JBG SMITH Properties ‡	12,200	208
Jones Lang LaSalle Inc *	7,347	2,062
Kennedy-Wilson Holdings Inc	14,729	171
Kilroy Realty Corp ‡	16,643	691
Kite Realty Group Trust ‡	33,321	919
Lamar Advertising Co, Cl A ‡	13,097	1,755
Lineage ‡	10,100	641
LTC Properties Inc ‡	5,917	228
LXP Industrial Trust, Cl B ‡	45,190	423
Macerich Co/The ‡	31,045	658
Marcus & Millichap Inc	2,700	112
Medical Properties Trust Inc ‡	93,362	410
National Health Investors Inc ‡	6,464	495
National Storage Affiliates Trust ‡	10,400	469
NET Lease Office Properties ‡	2,895	95
NETSTREIT Corp ‡	10,100	164
Newmark Group Inc, Cl A	18,505	286
NexPoint Residential Trust Inc ‡	2,600	122

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NNN REIT Inc ‡	27,043	$1,189
Omega Healthcare Investors Inc ‡	37,657	1,529
One Liberty Properties Inc ‡	3,662	110
Opendoor Technologies Inc *	103,100	241
Orion Office REIT Inc ‡	11,900	50
Outfront Media Inc ‡	23,709	455
Paramount Group Inc ‡	30,300	147
Park Hotels & Resorts Inc ‡	30,859	480
Peakstone Realty Trust ‡	5,500	75
Pebblebrook Hotel Trust ‡	19,625	272
Phillips Edison & Co Inc ‡	19,000	750
Piedmont Office Realty Trust Inc, Cl A ‡	20,266	193
Plymouth Industrial REIT Inc ‡	7,000	131
Postal Realty Trust Inc, Cl A ‡	2,600	37
PotlatchDeltic Corp ‡	12,642	567
Rayonier Inc ‡	20,953	668
RE/MAX Holdings Inc, Cl A *	4,200	55
Real Brokerage Inc/The *	15,600	82
Redfin Corp *	20,600	195
Retail Opportunity Investments Corp ‡	18,259	318
Rexford Industrial Realty Inc ‡	33,800	1,422
RLJ Lodging Trust ‡	21,954	224
RMR Group Inc/The, Cl A	1,070	24
Ryman Hospitality Properties Inc ‡	8,960	1,050
Sabra Health Care REIT Inc ‡	36,820	690
Safehold Inc ‡	6,727	144
Saul Centers Inc ‡	2,644	109
Seaport Entertainment Group Inc *	1,288	44
Service Properties Trust ‡	28,741	80
SITE Centers Corp ‡	7,801	121
SL Green Realty Corp ‡	10,283	804
St Joe Co/The	5,200	266
STAG Industrial Inc ‡	28,756	1,058
Star Holdings *‡	2,282	26
Stratus Properties Inc *	1,200	31
Summit Hotel Properties Inc ‡	10,629	70
Sun Communities Inc ‡	19,021	2,403
Sunstone Hotel Investors Inc ‡	32,338	348
Tanger Inc ‡	16,149	597
Tejon Ranch Co *	4,876	79
Terreno Realty Corp ‡	13,663	828
UMH Properties Inc ‡	9,500	182
Uniti Group Inc ‡	36,660	217
Universal Health Realty Income Trust ‡	1,116	47
Urban Edge Properties ‡	19,700	453
Veris Residential Inc ‡	12,567	229
Vornado Realty Trust ‡	26,400	1,137
Whitestone REIT, Cl B ‡	8,077	119
WP Carey Inc ‡	32,700	1,866
Xenia Hotels & Resorts Inc ‡	18,000	277
Zillow Group Inc, Cl A *	6,791	554
Zillow Group Inc, Cl C *	24,197	2,050

		63,959

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Extended Market Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 1.6%
ALLETE Inc	8,770	$569
Altus Power Inc, Cl A *	9,800	42
American States Water Co	5,774	493
Avangrid Inc	12,050	435
Avista Corp	11,952	462
Black Hills Corp	10,802	692
Brookfield Infrastructure Corp, Cl A	17,050	765
Brookfield Renewable Corp, Cl A	21,316	680
California Water Service Group	9,041	463
Chesapeake Utilities Corp	3,115	410
Clearway Energy Inc, Cl A	3,800	106
Clearway Energy Inc, Cl C	12,500	369
Consolidated Water Co Ltd	500	13
Essential Utilities Inc	38,737	1,551
Genie Energy Ltd, Cl B	100	2
Global Water Resources Inc	2,800	38
Hawaiian Electric Industries Inc *	20,558	214
IDACORP Inc, Cl Rights	7,424	880
MDU Resources Group Inc	29,832	598
MGE Energy Inc	5,414	565
Middlesex Water Co	2,901	190
Montauk Renewables Inc *	11,500	51
National Fuel Gas Co	14,488	927
New Jersey Resources Corp	15,694	809
Northwest Natural Holding Co	5,076	222
Northwestern Energy Group Inc	10,146	560
OGE Energy Corp	29,776	1,309
ONE Gas Inc	8,800	686
Ormat Technologies Inc	7,734	631
Otter Tail Corp	6,646	536
Portland General Electric Co	14,300	685
Pure Cycle Corp *	5,900	86
SJW Group	4,764	265
Southwest Gas Holdings Inc	8,941	699
Spire Inc	8,203	600
Sunnova Energy International Inc *	19,800	110
TXNM Energy Inc	13,617	668
UGI Corp	30,596	929
Unitil Corp	1,858	111
York Water Co/The	2,952	106

		19,527
Total Common Stock
(Cost $651,695) ($ Thousands)		1,218,765

REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	6,672	39
Total Registered Investment Company

(Cost $80) ($ Thousands)		39

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Novartis AG CVR *‡‡	10,960	$4
Tobira Therapeutics CVR, Expires 12/31/2028 *(A)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		4

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	19,897,003	19,897
Total Cash Equivalent
(Cost $19,897) ($ Thousands)		19,897
Total Investments in Securities — 99.7%
(Cost $671,672) ($ Thousands)		$1,238,705

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	122	Dec-2024	$13,805	$14,913	$1,108
S&P 500 Index E-MINI	12	Dec-2024	3,503	3,630	127
S&P Mid Cap 400 Index E-MINI	11	Dec-2024	3,425	3,715	290
			$20,733	$22,258	$1,525

Percentages are based on Net Assets of $1,241,821 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,218,737	28	–		1,218,765
Registered Investment Company	39	–	–		39
Rights	4	–	–	^	4
Cash Equivalent	19,897	–	–		19,897
Total Investments in Securities	1,238,677	28	–		1,238,705

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,525	–	–	1,525
Total Other Financial Instruments	1,525	–	–	1,525

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^ This category includes securities with a value of $—.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Investments Co	$1,132	$—	$(100)	$47	$179	$1,258	$8	$—
SEI Liquidity Fund, LP	18	—	(1)	—	(17)	—	13	—
SEI Daily Income Trust, Government Fund, Institutional Class	26,720	$113,087	(119,910)	$—	—	19,897	589	—
Totals	$27,870	$113,087	$(120,011)	$47	$162	$21,155	$610	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small Cap Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%

Communication Services — 1.7%
AMC Networks Inc, Cl A *	9,100	$86
Anterix Inc *	1,780	62
AST SpaceMobile Inc, Cl A *	4,211	100
Bandwidth Inc, Cl A *	4,120	87
Cinemark Holdings Inc *	7,312	252
EverQuote Inc, Cl A *	16,720	321
EW Scripps Co/The, Cl A *	39,150	78
Gambling.com Group Ltd *	40,653	539
Gogo Inc *	18,270	147
Grindr Inc *	9,237	139
IDT Corp, Cl B	6,860	354
IMAX Corp *	6,830	180
Lions Gate Entertainment Corp, Cl A *	30,206	249
Magnite Inc *	9,414	158
MediaAlpha Inc, Cl A *	10,490	132
New York Times Co/The, Cl A	750	41
Nexstar Media Group Inc, Cl A	3,600	614
Playstudios Inc *	40,414	78
Playtika Holding Corp	17,700	149
Shutterstock Inc	5,100	162
Sinclair Inc	6,160	113
Spok Holdings Inc	11,710	192
Thryv Holdings Inc *	6,340	100
Vimeo Inc *	48,870	319
Yelp Inc, Cl A *	3,480	133

		4,785
Consumer Discretionary — 9.3%
Academy Sports & Outdoors Inc	6,900	340
Accel Entertainment Inc, Cl A *	6,360	74
Adtalem Global Education Inc *	4,600	420
Amer Sports Inc *	10,217	269
American Public Education Inc *	11,931	246
AutoNation Inc *	2,800	501
Biglari Holdings Inc, Cl B *	1,023	215
Bloomin' Brands Inc	20,000	279
Brinker International Inc *	1,963	260
Build-A-Bear Workshop Inc, Cl A	14,660	557
Carriage Services Inc, Cl A	1,250	51
Cava Group Inc *	2,403	339
Cooper-Standard Holdings Inc *	4,594	71
Cricut Inc, Cl A	13,400	70
Crocs Inc *	3,100	327
Denny's Corp *	12,340	81
Designer Brands Inc, Cl A	19,550	97
Dillard's Inc, Cl A	220	97
Dine Brands Global Inc	5,920	213
Dorman Products Inc *	1,504	211
Dream Finders Homes Inc, Cl A *	7,782	259
Dutch Bros Inc, Cl A *	4,727	254
El Pollo Loco Holdings Inc *	28,800	366
Flexsteel Industries Inc	5,147	304

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Frontdoor Inc *	2,960	$173
Funko Inc, Cl A *	9,140	107
G-III Apparel Group Ltd *	14,600	433
Goodyear Tire & Rubber Co/The *	16,500	177
Graham Holdings Co, Cl B	110	102
Grand Canyon Education Inc *	1,440	237
Group 1 Automotive Inc	1,900	809
H&R Block Inc	14,580	864
Harley-Davidson Inc	6,700	225
Haverty Furniture Cos Inc	7,400	175
Hooker Furnishings Corp	12,434	233
Hovnanian Enterprises Inc, Cl A *	1,392	274
Inspired Entertainment Inc *	12,505	120
Installed Building Products Inc	838	192
Latham Group Inc *	51,577	342
Laureate Education Inc, Cl A *	8,320	158
La-Z-Boy Inc	10,900	493
Lear Corp	450	44
Legacy Housing Corp *	7,448	195
Lindblad Expeditions Holdings Inc *	24,882	330
M/I Homes Inc *	4,100	677
Marine Products Corp	6,597	65
Marriott Vacations Worldwide Corp	1,150	114
Mattel Inc *	16,900	321
Meritage Homes Corp	4,700	898
Modine Manufacturing Co *	11,068	1,503
Murphy USA Inc	605	331
Nordstrom Inc	11,100	252
ODP Corp/The *	9,100	234
OneSpaWorld Holdings Ltd	16,124	306
Penske Automotive Group Inc	1,130	188
Perdoceo Education Corp	27,319	750
Playa Hotels & Resorts NV *	23,800	233
PlayAGS Inc *	44,025	512
Polaris Inc	2,200	152
Potbelly Corp *	29,829	310
PVH Corp	5,883	638
RealReal Inc/The *	21,572	127
Revolve Group Inc, Cl A *	7,750	280
Rocky Brands Inc	2,115	46
Rush Street Interactive Inc *	28,970	418
Sally Beauty Holdings Inc *	12,500	174
Shoe Carnival Inc	2,400	81
Signet Jewelers Ltd	4,900	491
Standard Motor Products Inc	2,250	74
Stride Inc *	1,380	147
Sturm Ruger & Co Inc	1,230	47
Sweetgreen Inc, Cl A *	5,425	222
Taylor Morrison Home Corp, Cl A *	230	17
Texas Roadhouse Inc, Cl A	5,417	1,112
Tri Pointe Homes Inc *	24,200	1,053
Universal Technical Institute Inc *	2,920	76
Upbound Group Inc, Cl A	16,740	576

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wingstop Inc	1,537	$505
Winmark Corp	235	97
Winnebago Industries Inc	5,300	310
Wolverine World Wide Inc	10,921	253
Xponential Fitness Inc, Cl A *	19,564	298

		25,472
Consumer Staples — 5.1%
Albertsons Cos Inc, Cl A	7,500	149
Andersons Inc/The	2,150	103
B&G Foods Inc, Cl A	40,500	270
BellRing Brands Inc *	3,364	264
Calavo Growers Inc	80	2
Cal-Maine Foods Inc	2,520	246
Casey's General Stores Inc	3,502	1,474
Central Garden & Pet Co *	2,050	81
Central Garden & Pet Co, Cl A *	3,017	102
Coca-Cola Consolidated Inc	248	323
Dole PLC	6,030	91
Energizer Holdings Inc	8,500	324
Flowers Foods Inc	8,750	198
Fresh Del Monte Produce Inc	11,460	387
Hain Celestial Group Inc/The *	9,760	81
Herbalife Ltd *	24,000	186
Honest Co Inc/The *	10,490	87
Ingles Markets Inc, Cl A	8,557	632
Ingredion Inc	9,087	1,339
John B Sanfilippo & Son Inc	1,080	93
Lancaster Colony Corp	940	175
Lifeway Foods Inc *	9,178	224
Mission Produce Inc *	28,167	375
Natural Grocers by Vitamin Cottage Inc	15,981	752
Nature's Sunshine Products Inc *	1,180	19
Oil-Dri Corp of America	420	29
Performance Food Group Co *	1,270	112
Pilgrim's Pride Corp *	6,261	323
Post Holdings Inc *	2,220	267
PriceSmart Inc	6,640	596
Primo Brands Corp	6,550	187
Reynolds Consumer Products Inc	3,290	91
Seaboard Corp	19	50
SpartanNash Co	13,520	257
Spectrum Brands Holdings Inc	2,700	248
Sprouts Farmers Market Inc *	12,370	1,911
Turning Point Brands Inc	13,685	847
Universal Corp/VA	2,080	119
USANA Health Sciences Inc *	930	36
Village Super Market Inc, Cl A	19,301	625
Vital Farms Inc *	5,530	184
Weis Markets Inc	1,260	92

		13,951
Energy — 4.9%
Archrock Inc	7,605	195

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ardmore Shipping Corp	3,400	$38
Berry Corp	81,600	333
Cactus Inc, Cl A	7,817	537
California Resources Corp	4,600	272
Centrus Energy Corp, Cl A *	2,596	236
Clean Energy Fuels Corp *	27,170	84
CNX Resources Corp *	21,872	886
CONSOL Energy Inc	2,900	379
DHT Holdings Inc	67,780	639
DT Midstream Inc	2,406	255
Excelerate Energy Inc, Cl A	16,334	506
FutureFuel Corp	79,740	416
Golar LNG Ltd	3,354	132
Gulfport Energy Corp *	4,120	724
Helmerich & Payne Inc	15,500	537
International Seaways Inc	2,440	95
Kinetik Holdings Inc, Cl A	4,185	247
Kodiak Gas Services Inc	5,835	236
Liberty Energy Inc, Cl A	17,700	326
Matador Resources Co	20,064	1,204
Nordic American Tankers Ltd	15,420	41
Patterson-UTI Energy Inc	17,600	148
PBF Energy Inc, Cl A	6,400	202
Peabody Energy Corp	13,800	329
Ranger Energy Services Inc, Cl A	27,239	449
REX American Resources Corp *	4,787	207
Riley Exploration Permian Inc	13,587	477
Scorpio Tankers Inc	2,550	129
SFL Corp Ltd, Cl B	27,170	286
SM Energy Co	6,000	271
Solaris Energy Infrastructure Inc, Cl A	8,392	207
Teekay Corp *	73,725	544
Teekay Tankers Ltd, Cl A	2,070	83
Texas Pacific Land Corp	141	226
VAALCO Energy Inc	101,410	519
Viper Energy Inc, Cl A	3,934	213
World Kinect Corp	23,500	680

		13,288
Financials — 23.2%
1st Source Corp	1,280	83
AFC Gamma Inc ‡	22,465	219
Affiliated Managers Group Inc	4,900	919
AG Mortgage Investment Trust Inc ‡	48,700	333
Alerus Financial Corp	15,856	349
Amalgamated Financial Corp	17,757	633
American Coastal Insurance Corp *	2,320	32
American Financial Group Inc/OH	710	104
Apollo Commercial Real Estate Finance Inc ‡	18,100	167
Arbor Realty Trust Inc ‡	15,600	229
Artisan Partners Asset Management Inc, Cl A	3,330	163
Associated Banc-Corp	30,700	819

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Assurant Inc	1,270	$288
Atlanticus Holdings Corp *	6,706	391
Axis Capital Holdings Ltd	3,410	317
Banco Latinoamericano de Comercio Exterior SA, Cl E	31,043	1,058
Bank of NT Butterfield & Son Ltd/The	19,340	734
Bank OZK	14,500	725
Bank7 Corp	10,602	505
BayCom Corp	5,224	151
BCB Bancorp Inc	10,300	137
Bridgewater Bancshares Inc *	1,760	26
Brighthouse Financial Inc *	3,600	188
Brightsphere Investment Group Inc	1,230	38
Business First Bancshares Inc	4,200	120
Camden National Corp	9,500	448
Capital Bancorp Inc	4,301	125
Capital City Bank Group Inc	3,400	134
Carter Bankshares Inc *	8,361	156
Cathay General Bancorp	8,600	447
Central Pacific Financial Corp	1,800	57
Civista Bancshares Inc	8,665	198
CNB Financial Corp/PA	17,100	477
CNO Financial Group Inc	37,500	1,496
Coastal Financial Corp/WA *	4,630	354
Cohen & Steers Inc	2,089	219
Colony Bankcorp Inc	13,931	246
Columbia Banking System Inc	39,800	1,234
Commerce Bancshares Inc/MO	4,080	301
Community Trust Bancorp Inc	12,060	711
Crawford & Co, Cl A	16,904	200
CrossFirst Bankshares Inc *	8,371	145
Customers Bancorp Inc *	5,300	299
Diamond Hill Investment Group Inc	3,580	592
Dime Community Bancshares Inc	6,000	215
Donegal Group Inc, Cl A	11,019	183
Employers Holdings Inc	12,730	679
Enact Holdings Inc	2,410	85
Enova International Inc *	3,826	404
Enterprise Bancorp Inc/MA	940	35
Equity Bancshares Inc, Cl A	1,500	72
Esquire Financial Holdings Inc	7,855	610
Essent Group Ltd	4,240	245
Euronet Worldwide Inc *	2,020	212
Evercore Inc, Cl A	797	245
Everest Group Ltd	780	302
EVERTEC Inc	5,300	191
Farmers National Banc Corp	4,375	69
Federated Hermes Inc, Cl B	11,600	496
Fidelis Insurance Holdings Ltd	3,790	78
Financial Institutions Inc	14,810	402
First BanCorp/Puerto Rico	22,070	456
First Busey Corp	9,500	254
First Business Financial Services Inc	10,040	503

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Commonwealth Financial Corp	12,500	$235
First Community Bankshares Inc	7,470	345
First Financial Bankshares Inc	20,740	864
First Financial Corp/IN	10,880	531
First Mid Bancshares Inc	1,510	63
FirstCash Holdings Inc	1,720	187
FNB Corp/PA	20,700	355
Forge Global Holdings Inc *	72,740	79
FS KKR Capital Corp	14,600	324
Fulton Financial Corp	15,700	339
GCM Grosvenor Inc, Cl A	3,700	46
Genworth Financial Inc, Cl A *	44,700	349
Great Southern Bancorp Inc	3,150	202
Greenlight Capital Re Ltd, Cl A *	2,530	38
Guaranty Bancshares Inc/TX	700	26
Hamilton Insurance Group Ltd, Cl B *	3,080	59
Hamilton Lane Inc, Cl A	7,217	1,389
Hancock Whitney Corp	8,300	493
Hanmi Financial Corp	23,260	615
Hanover Insurance Group Inc/The	1,590	262
HBT Financial Inc	26,135	626
HCI Group Inc	2,597	317
Heritage Financial Corp/WA	2,000	53
Heritage Insurance Holdings Inc *	5,150	64
Home Bancorp Inc	590	30
HomeTrust Bancshares Inc	9,069	336
Hope Bancorp Inc	26,100	356
Horace Mann Educators Corp	2,860	120
Independent Bank Corp/MI	24,570	925
International Money Express Inc *	20,700	436
Invesco Mortgage Capital Inc ‡	7,650	64
Investors Title Co	130	37
Jackson Financial Inc, Cl A	6,600	661
James River Group Holdings Ltd	22,846	107
Janus Henderson Group PLC	690	31
Jefferies Financial Group Inc	3,682	291
Kinsale Capital Group Inc	596	303
Lemonade Inc *	3,808	197
LendingTree Inc *	5,771	255
Lincoln National Corp	7,800	277
Mercantile Bank Corp	18,065	904
Mercury General Corp	1,630	129
Meridian Corp	11,600	196
Metrocity Bankshares Inc	3,036	104
MGIC Investment Corp	24,000	630
Mid Penn Bancorp Inc	15,369	493
MidCap Financial Investment Corp	21,366	303
Midland States Bancorp Inc	17,220	462
Moelis & Co, Cl A	13,820	1,064
Moneylion Inc *	6,110	560
Mr Cooper Group Inc *	7,800	770
NerdWallet Inc, Cl A *	42,806	599
New Mountain Finance Corp	20,100	240

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
New York Mortgage Trust Inc ‡	25,100	$154
Nicolet Bankshares Inc	880	98
NMI Holdings Inc, Cl A *	3,670	147
Northeast Community Bancorp Inc	15,000	452
Northrim BanCorp Inc	9,530	811
Oaktree Specialty Lending Corp	13,100	214
OFG Bancorp	18,880	858
Old National Bancorp/IN	14,400	334
Old Republic International Corp	7,930	309
Old Second Bancorp Inc	14,100	262
OppFi Inc	45,344	370
Orchid Island Capital Inc, Cl A ‡	23,180	181
Orrstown Financial Services Inc	14,635	578
Pathward Financial Inc	3,866	324
Patria Investments Ltd, Cl A	3,970	48
Paymentus Holdings Inc, Cl A *	5,976	226
Payoneer Global Inc *	17,559	192
Paysafe Ltd *	13,616	271
PCB Bancorp	10,100	217
PennantPark Investment Corp	43,000	291
Peoples Bancorp Inc/OH	3,210	113
Peoples Bancorp of North Carolina Inc	2,396	77
Peoples Financial Services Corp	2,211	122
Perella Weinberg Partners, Cl A	3,480	89
Pinnacle Financial Partners Inc	1,815	231
Piper Sandler Cos	4,466	1,532
PJT Partners Inc, Cl A	1,540	258
Ponce Financial Group Inc *	12,651	164
Popular Inc	10,420	1,035
Preferred Bank/Los Angeles CA	2,954	279
Primerica Inc	890	269
Regional Management Corp	19,265	588
Reinsurance Group of America Inc, Cl A	1,520	347
RenaissanceRe Holdings Ltd	1,250	358
Republic Bancorp Inc/KY, Cl A	9,173	700
Rithm Capital Corp ‡	31,400	353
RLI Corp	250	44
Safety Insurance Group Inc	1,080	93
Selectquote Inc *	97,220	291
Sezzle Inc *	600	254
Sierra Bancorp	12,578	396
Sixth Street Specialty Lending Inc	12,300	264
Skyward Specialty Insurance Group Inc *	1,830	99
SmartFinancial Inc	1,370	50
South Plains Financial Inc	1,300	51
Southern Missouri Bancorp Inc	3,719	244
Southern States Bancshares Inc	3,548	132
Stellar Bancorp Inc	3,241	101
StepStone Group Inc, Cl A	10,124	667
Stifel Financial Corp	13,231	1,532
StoneX Group Inc *	1,520	158
Sunrise Realty Trust Inc ‡	5,945	92
Synovus Financial Corp	9,606	548

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Third Coast Bancshares Inc *	1,030	$37
Towne Bank/Portsmouth VA	3,940	144
TPG RE Finance Trust Inc ‡	36,180	330
United Fire Group Inc	12,691	388
Unity Bancorp Inc	1,080	49
Universal Insurance Holdings Inc	34,310	776
Univest Financial Corp	10,480	333
Upstart Holdings Inc *	4,097	323
USCB Financial Holdings Inc	5,650	116
Victory Capital Holdings Inc, Cl A	4,345	302
Virtu Financial Inc, Cl A	4,280	160
Virtus Investment Partners Inc	390	96
Voya Financial Inc	10	1
WaFd Inc	12,800	468
Waterstone Financial Inc	5,498	83
Westamerica BanCorp	1,290	74
Western Union Co/The	4,350	48
White Mountains Insurance Group Ltd	115	231
World Acceptance Corp *	4,146	501

		63,372
Health Care — 13.4%
Accuray Inc *	40,954	91
ACELYRIN Inc *	32,159	146
Actinium Pharmaceuticals Inc *	44,620	64
Addus HomeCare Corp *	990	122
ADMA Biologics Inc *	12,696	255
Agios Pharmaceuticals Inc *	2,920	173
Aldeyra Therapeutics Inc *	25,630	126
Alector Inc *	14,683	38
Alkermes PLC *	20,690	600
Altimmune Inc *	9,860	85
ALX Oncology Holdings Inc *	56,850	84
AMN Healthcare Services Inc *	3,300	86
Amphastar Pharmaceuticals Inc *	2,660	120
AnaptysBio Inc *	2,560	64
ANI Pharmaceuticals Inc *	5,058	289
Anika Therapeutics Inc *	2,653	47
Arcellx Inc *	3,930	346
Arcturus Therapeutics Holdings Inc *	5,300	97
Arcus Biosciences Inc *	3,680	57
Arcutis Biotherapeutics Inc *	24,540	320
ARS Pharmaceuticals Inc *	12,181	177
Avanos Medical Inc *	2,790	53
Avidity Biosciences Inc *	2,944	127
Axogen Inc *	5,980	83
Bioventus Inc, Cl A *	31,240	384
Blueprint Medicines Corp *	4,200	405
CareDx Inc *	9,649	237
Catalyst Pharmaceuticals Inc *	28,907	638
Celcuity Inc *	1,380	18
CG oncology Inc *	2,460	86
Chemed Corp	456	261
ChromaDex Corp *	44,354	342

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coherus Biosciences Inc *	344,362	$420
Collegium Pharmaceutical Inc *	9,960	304
Community Health Systems Inc *	13,154	45
CorVel Corp *	600	219
Crinetics Pharmaceuticals Inc *	5,220	299
Cullinan Therapeutics Inc *	3,380	45
Day One Biopharmaceuticals Inc *	4,250	59
Doximity Inc, Cl A *	4,971	263
Edgewise Therapeutics Inc *	5,844	193
Editas Medicine Inc, Cl A *	29,780	67
Embecta Corp	12,120	252
Encompass Health Corp	3,290	339
Enhabit Inc *	7,840	61
Ensign Group Inc/The	8,760	1,281
Entrada Therapeutics Inc *	10,728	213
Evolus Inc *	18,603	255
Exelixis Inc *	50,326	1,835
GeneDx Holdings Corp, Cl A *	1,650	129
Generation Bio Co *	76,218	116
Geron Corp *	18,528	76
Glaukos Corp *	2,021	290
Halozyme Therapeutics Inc *	10,900	525
Harmony Biosciences Holdings Inc *	16,900	586
Health Catalyst Inc *	37,140	328
HealthStream Inc	6,726	223
Henry Schein Inc *	1,720	133
Heron Therapeutics Inc *	35,375	42
Innoviva Inc *	4,890	93
Insmed Inc *	8,463	636
Intra-Cellular Therapies Inc *	3,601	308
Ionis Pharmaceuticals Inc *	3,300	118
iRadimed Corp	10,893	587
Ironwood Pharmaceuticals Inc, Cl A *	50,100	176
Jazz Pharmaceuticals PLC *	6,730	818
Joint Corp/The *	16,896	197
Kiniksa Pharmaceuticals International PLC, Cl A *	15,016	332
Kodiak Sciences Inc *	27,430	183
Krystal Biotech Inc *	530	105
Kura Oncology Inc *	2,230	25
Lantheus Holdings Inc *	8,158	728
LeMaitre Vascular Inc	3,013	322
LifeMD Inc *	21,934	145
Ligand Pharmaceuticals Inc *	980	119
Madrigal Pharmaceuticals Inc *	560	184
MannKind Corp *	26,891	182
Medpace Holdings Inc *	430	146
MeiraGTx Holdings PLC *	14,164	96
Merit Medical Systems Inc *	15,052	1,564
Mersana Therapeutics Inc *	49,070	112
Mesa Laboratories Inc	730	86
Mirum Pharmaceuticals Inc *	3,445	159
National HealthCare Corp	1,240	155

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Neurocrine Biosciences Inc *	1,260	$160
Nuvalent Inc, Cl A *	2,932	283
Option Care Health Inc *	10,263	244
OraSure Technologies Inc *	71,500	272
Organogenesis Holdings Inc, Cl A *	86,144	333
Organon & Co	27,000	429
Pacira BioSciences Inc *	18,510	313
Patterson Cos Inc	9,400	202
Pennant Group Inc/The *	8,880	277
Perrigo Co PLC	6,320	180
Phibro Animal Health Corp, Cl A	8,620	201
Premier Inc, Cl A	24,200	554
Prestige Consumer Healthcare Inc *	7,050	598
PROCEPT BioRobotics Corp *	7,773	743
Puma Biotechnology Inc *	70,187	238
QIAGEN NV	3,595	156
QuidelOrtho Corp *	2,400	98
RadNet Inc *	15,356	1,256
RAPT Therapeutics Inc *	74,897	94
Relay Therapeutics Inc *	10,470	49
Repligen Corp *	599	90
Replimune Group Inc, Cl Rights *	10,310	145
Revance Therapeutics Inc *	19,920	72
REVOLUTION Medicines Inc *	3,328	193
Rhythm Pharmaceuticals Inc *	3,014	187
Rigel Pharmaceuticals Inc *	19,076	527
Scholar Rock Holding Corp *	6,524	260
SIGA Technologies Inc	50,222	366
Simulations Plus Inc	1,120	36
Soleno Therapeutics Inc *	1,560	82
Solid Biosciences Inc *	13,830	79
Stoke Therapeutics Inc *	20,337	246
Supernus Pharmaceuticals Inc *	4,351	159
Syndax Pharmaceuticals Inc *	3,197	53
Tactile Systems Technology Inc *	34,951	683
Tango Therapeutics Inc *	13,150	52
Taysha Gene Therapies Inc *	40,696	132
Teleflex Inc	90	17
Tenet Healthcare Corp *	3,200	457
Terns Pharmaceuticals Inc *	4,450	28
TG Therapeutics Inc *	8,238	287
Theravance Biopharma Inc *	5,500	51
Travere Therapeutics Inc *	4,400	83
United Therapeutics Corp *	3,378	1,252
Universal Health Services Inc, Cl B	1,420	291
Utah Medical Products Inc	7,400	483
Vanda Pharmaceuticals Inc *	72,270	372
Vaxcyte Inc *	4,065	384
Verve Therapeutics Inc *	69,270	389
WaVe Life Sciences Ltd *	10,190	154
Waystar Holding Corp *	4,509	139
Zymeworks Inc *	1,640	23

		36,647

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 18.4%
AAON Inc	1,649	$225
ABM Industries Inc	7,400	423
ACCO Brands Corp	49,600	289
Acuity Brands Inc	1,739	558
ACV Auctions Inc, Cl A *	15,253	345
AeroVironment Inc *	1,430	278
AerSale Corp *	14,970	94
Allison Transmission Holdings Inc	2,559	303
American Superconductor Corp *	3,292	112
American Woodmark Corp *	7,500	681
Apogee Enterprises Inc	9,210	776
Applied Industrial Technologies Inc	2,409	662
ArcBest Corp	6,600	761
Argan Inc	3,481	543
Aris Water Solutions Inc, Cl A	30,413	818
Astronics Corp *	3,189	52
Atkore Inc	6,600	622
AZEK Co Inc/The, Cl A *	5,555	295
Barrett Business Services Inc	9,710	417
Boise Cascade Co	3,460	511
BrightView Holdings Inc *	17,960	307
Brink's Co/The	2,490	241
Brookfield Business Corp, Cl A	7,496	207
BWX Technologies Inc	4,570	598
CACI International Inc, Cl A *	665	306
Cadre Holdings Inc	6,871	229
Casella Waste Systems Inc, Cl A *	11,802	1,336
Clean Harbors Inc *	1,380	359
Commercial Vehicle Group Inc *	30,281	73
Construction Partners Inc, Cl A *	2,470	251
Costamare Inc	36,985	488
Covenant Logistics Group Inc, Cl A	1,000	58
CRA International Inc	520	101
Crane Co	5,982	1,089
CSG Systems International Inc	4,180	229
CSW Industrials Inc	706	298
Curtiss-Wright Corp	1,719	642
Deluxe Corp	7,700	178
DNOW Inc *	5,750	87
Donaldson Co Inc	3,490	272
Ducommun Inc *	1,220	82
DXP Enterprises Inc/TX *	4,988	366
EMCOR Group Inc	815	416
EnerSys	1,970	190
Ennis Inc	21,088	450
Everus Construction Group *	1,846	118
ExlService Holdings Inc *	25,550	1,185
Exponent Inc	5,979	590
Federal Signal Corp	8,552	833
Franklin Covey Co *	11,189	407
Franklin Electric Co Inc	1,380	149
FTAI Aviation Ltd	10,914	1,843

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FTI Consulting Inc *	2,788	$565
Gates Industrial Corp PLC *	30,200	669
Genco Shipping & Trading Ltd	12,778	203
Genpact Ltd	7,050	325
Global Industrial Co	6,281	177
GMS Inc *	4,400	442
Gorman-Rupp Co/The	1,700	72
Graham Corp *	6,051	271
Greenbrier Cos Inc/The	7,231	492
Heidrick & Struggles International Inc	5,617	259
Herc Holdings Inc	1,189	276
HNI Corp	2,770	157
Hudson Technologies Inc *	24,310	144
Huron Consulting Group Inc *	1,120	138
Hyster-Yale Inc	3,675	207
IBEX Holdings Ltd *	10,478	215
ICF International Inc	490	68
IES Holdings Inc *	822	255
Innodata Inc *	4,880	200
Interface Inc, Cl A	28,350	753
Karat Packaging Inc	19,301	596
Kelly Services Inc, Cl A	13,716	201
Kforce Inc	1,940	116
Kirby Corp *	5,789	732
Korn Ferry	1,340	105
Kratos Defense & Security Solutions Inc *	8,186	222
L B Foster Co, Cl A *	3,961	114
Landstar System Inc	1,340	249
Leonardo DRS Inc *	3,240	113
Limbach Holdings Inc *	1,320	131
Lincoln Electric Holdings Inc	1,120	245
Loar Holdings Inc *	1,824	168
LSI Industries Inc	20,660	422
Luxfer Holdings PLC	19,860	285
Matson Inc	4,500	689
Maximus Inc	2,940	219
Mayville Engineering Co Inc *	370	6
Moog Inc, Cl A	2,179	482
MRC Global Inc *	6,530	91
MSA Safety Inc	1,440	250
MSC Industrial Direct Co Inc, Cl A	2,290	197
Mueller Industries Inc	16,795	1,357
Mueller Water Products Inc, Cl A	10,104	253
National Presto Industries Inc	610	49
Northwest Pipe Co *	910	51
NuScale Power Corp *	7,955	236
Omega Flex Inc	1,390	69
Orion Group Holdings Inc *	8,670	76
PAM Transportation Services Inc *	5,617	107
Park Aerospace Corp	2,600	40
Park-Ohio Holdings Corp	18,466	594
Parsons Corp *	8,393	805
Powell Industries Inc	1,505	402

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Preformed Line Products Co	1,670	$227
Primoris Services Corp	6,189	518
Quad/Graphics Inc, Cl A	42,000	303
RBC Bearings Inc *	1,413	474
Rocket Lab USA Inc *	11,023	301
Rush Enterprises Inc, Cl A	3,960	245
Ryder System Inc	5,960	1,006
Safe Bulkers Inc	142,656	552
Science Applications International Corp	2,040	253
Shyft Group Inc/The	6,340	89
SkyWest Inc *	2,350	270
Snap-on Inc	870	322
SPX Technologies Inc *	6,462	1,140
Steelcase Inc, Cl A	19,840	267
Sterling Infrastructure Inc *	6,356	1,236
Sun Country Airlines Holdings Inc *	64,957	935
Tennant Co	1,280	113
Tetra Tech Inc	7,300	303
Textron Inc	3,590	307
Tutor Perini Corp *	17,302	470
UFP Industries Inc	2,180	296
UniFirst Corp/MA	840	169
Universal Logistics Holdings Inc	5,900	307
V2X Inc *	2,530	152
Viad Corp *	5,622	251
Virco Mfg. Corp	32,260	530
Wabash National Corp	13,147	261
Watts Water Technologies Inc, Cl A	430	93
Willdan Group Inc *	12,604	551

		50,244
Information Technology — 13.0%
8x8 Inc *	106,150	329
A10 Networks Inc	7,140	122
ACI Worldwide Inc *	5,367	305
Agilysys Inc *	4,586	616
Alarm.com Holdings Inc *	2,580	168
Alkami Technology Inc *	32,370	1,278
Amdocs Ltd	3,100	269
American Software Inc/GA, Cl A	2,750	29
Amkor Technology Inc	20,600	545
Appfolio Inc, Cl A *	1,020	259
Applied Digital Corp *	22,675	229
Applied Optoelectronics Inc *	5,496	227
Arlo Technologies Inc *	12,580	141
Arrow Electronics Inc *	2,020	243
ASGN Inc *	2,090	191
AvePoint Inc *	20,277	358
Aviat Networks Inc *	13,820	219
Avnet Inc	16,980	929
Backblaze Inc, Cl A *	48,116	312
Badger Meter Inc	4,046	877
Bel Fuse Inc, Cl B	5,100	409
Belden Inc	1,901	233

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Benchmark Electronics Inc	6,012	$291
Blackbaud Inc *	2,330	196
Blend Labs Inc, Cl A *	32,060	164
Box Inc, Cl A *	6,120	215
Camtek Ltd/Israel	2,881	215
Ciena Corp *	3,042	212
Cirrus Logic Inc *	7,490	782
Clearwater Analytics Holdings Inc, Cl A *	42,920	1,332
Climb Global Solutions Inc	390	52
Coherent Corp *	2,182	219
CommVault Systems Inc *	4,112	706
Consensus Cloud Solutions Inc *	16,140	403
Core Scientific Inc *	13,441	240
Credo Technology Group Holding Ltd *	6,543	320
CTS Corp	1,760	97
Digital Turbine Inc *	45,630	66
Enfusion Inc, Cl A *	3,830	38
ePlus Inc *	1,750	141
F5 Inc *	1,470	368
Gen Digital Inc	90	3
Hackett Group Inc/The	15,503	486
Immersion Corp	55,842	499
Information Services Group Inc	8,700	32
Insight Enterprises Inc *	1,360	213
Intapp Inc *	4,033	252
InterDigital Inc	1,517	297
IonQ Inc *	6,156	225
Itron Inc *	1,067	126
Kimball Electronics Inc *	7,600	149
Kyndryl Holdings Inc *	7,459	259
Lumentum Holdings Inc *	2,896	252
MACOM Technology Solutions Holdings Inc *	1,810	240
Manhattan Associates Inc *	1,150	328
Methode Electronics Inc	44,677	488
Mirion Technologies Inc, Cl A *	12,268	207
NETGEAR Inc *	28,140	692
NetScout Systems Inc *	4,110	90
Nova Ltd *	2,785	512
Novanta Inc *	3,180	531
NVE Corp	540	42
Olo Inc, Cl A *	63,320	462
ON24 Inc *	49,630	328
OneSpan Inc *	39,369	713
PC Connection Inc	5,655	410
Pegasystems Inc	5,149	489
Photronics Inc *	30,383	757
Plexus Corp *	1,460	240
Progress Software Corp	6,374	436
Q2 Holdings Inc *	14,648	1,534
Qualys Inc *	1,720	264
Red Violet Inc *	16,429	605
Ribbon Communications Inc *	20,540	80
Rimini Street Inc *	126,267	273

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanmina Corp *	10,830	$860
Sapiens International Corp NV	2,740	75
ScanSource Inc *	9,160	462
SEMrush Holdings Inc, Cl A *	4,870	66
Semtech Corp *	4,601	295
SiTime Corp *	1,322	281
SkyWater Technology Inc *	16,077	128
SMART Global Holdings Inc *	19,900	361
SolarWinds Corp	38,620	516
SoundThinking Inc *	4,755	62
SPS Commerce Inc *	4,425	854
TD SYNNEX Corp	2,290	272
Terawulf Inc *	25,644	202
TTM Technologies Inc *	19,300	470
Turtle Beach Corp *	14,149	245
Varonis Systems Inc, Cl B *	14,750	737
Vertex Inc, Cl A *	30,275	1,642
Vishay Intertechnology Inc	7,500	143
Vishay Precision Group Inc *	1,100	25
Vontier Corp	10,400	408
WM Technology Inc *	5,910	7
Yext Inc *	38,380	317
Zeta Global Holdings Corp, Cl A *	8,708	185

		35,472
Materials — 2.8%
AdvanSix Inc	8,500	276
Arch Resources Inc	1,100	189
Caledonia Mining Corp PLC	20,726	218
Coeur Mining Inc *	14,680	95
Commercial Metals Co	13,200	814
Core Molding Technologies Inc *	15,391	255
Greif Inc, Cl A	9,500	675
Greif Inc, Cl B	2,816	213
Hawkins Inc	1,590	214
Koppers Holdings Inc	10,300	396
Kronos Worldwide Inc	37,500	424
Minerals Technologies Inc	1,650	135
NewMarket Corp	365	195
O-I Glass Inc *	19,200	242
Olympic Steel Inc	3,064	129
Packaging Corp of America	1,270	316
Pactiv Evergreen Inc	8,190	111
Ranpak Holdings Corp, Cl A *	27,150	211
Royal Gold Inc	2,040	298
Sonoco Products Co	4,870	253
SSR Mining Inc	13,370	78
SunCoke Energy Inc	52,883	659
Sylvamo Corp	6,010	555
Universal Stainless & Alloy Products Inc *	13,827	614

		7,565
Real Estate — 4.9%
Alexander & Baldwin Inc ‡	5,480	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alexander's Inc ‡	2,463	$551
Alpine Income Property Trust Inc ‡	5,332	95
American Assets Trust Inc ‡	24,320	692
American Healthcare REIT Inc ‡	5,675	169
Apple Hospitality REIT Inc ‡	30,900	498
Armada Hoffler Properties Inc ‡	3,240	36
Brixmor Property Group Inc ‡	4,099	123
Camden Property Trust ‡	2,370	298
CBL & Associates Properties Inc ‡	6,620	205
Centerspace ‡	1,260	91
COPT Defense Properties ‡	470	15
Cousins Properties Inc ‡	4,130	131
CTO Realty Growth Inc ‡	28,210	576
Elme Communities ‡	5,420	92
EPR Properties ‡	15,580	707
Farmland Partners Inc ‡	36,347	462
Forestar Group Inc *	13,655	408
FRP Holdings Inc *	1,030	33
Gaming and Leisure Properties Inc ‡	2,810	145
Gladstone Commercial Corp ‡	50,652	892
Global Medical REIT Inc ‡	19,500	173
Highwoods Properties Inc ‡	14,500	471
Industrial Logistics Properties Trust ‡	14,200	55
Innovative Industrial Properties Inc, Cl A ‡	3,710	404
InvenTrust Properties Corp ‡	4,560	141
Kilroy Realty Corp ‡	9,300	386
Kite Realty Group Trust ‡	9,200	254
Landbridge Co LLC, Cl A *	3,231	245
National Health Investors Inc ‡	330	25
NET Lease Office Properties ‡	1,210	40
NNN REIT Inc ‡	120	5
One Liberty Properties Inc ‡	1,870	56
Orion Office REIT Inc ‡	100,790	426
Outfront Media Inc ‡	13,400	257
Park Hotels & Resorts Inc ‡	20,300	316
Phillips Edison & Co Inc ‡	3,690	146
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	217
Postal Realty Trust Inc, Cl A ‡	12,009	170
Redfin Corp *	13,910	132
Regency Centers Corp ‡	4,064	307
RLJ Lodging Trust ‡	35,200	359
RMR Group Inc/The, Cl A	19,892	442
Sabra Health Care REIT Inc ‡	41,000	768
Saul Centers Inc ‡	11,216	461
Service Properties Trust ‡	21,900	61
UMH Properties Inc ‡	4,040	78
Uniti Group Inc ‡	34,365	203
Universal Health Realty Income Trust ‡	7,300	308
Whitestone REIT, Cl B ‡	5,410	80

		13,313
Utilities — 1.8%
Avista Corp	4,510	174
Black Hills Corp	3,580	229

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
California Water Service Group	3,330	$170
Consolidated Water Co Ltd	1,740	47
Genie Energy Ltd, Cl B	2,560	39
IDACORP Inc, Cl Rights	2,360	280
MDU Resources Group Inc	7,387	148
MGE Energy Inc	1,780	186
National Fuel Gas Co	13,700	876
New Jersey Resources Corp	4,860	251
Northwest Natural Holding Co	2,600	114
Northwestern Energy Group Inc	3,340	185
NRG Energy Inc	3,530	359
OGE Energy Corp	6,790	298
Otter Tail Corp	2,120	171
Portland General Electric Co	4,750	228
Pure Cycle Corp *	6,650	97
Spire Inc	2,950	216
Talen Energy Corp *	1,248	268
UGI Corp	17,100	519
Unitil Corp	2,140	128

		4,983
Total Common Stock
(Cost $201,960) ($ Thousands)		269,092

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	4,359,439	4,359
Total Cash Equivalent
(Cost $4,359) ($ Thousands)		4,359
Total Investments in Securities — 100.1%
(Cost $206,319) ($ Thousands)		$273,451

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	14	Dec-2024	$1,684	$1,711	$27

Percentages are based on Net Assets of $273,252 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

SEI Institutional Investments Trust

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	269,092	–	–	269,092
Cash Equivalent	4,359	–	–	4,359
Total Investments in Securities	273,451	–	–	273,451

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	27	–	–	27
Total Other Financial Instruments	27	–	–	27

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$(1)	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	6,091	43,214	(44,946)	—	—	4,359	133	—
Totals	$6,092	$43,214	$(44,946)	$–	$(1)	$4,359	$133	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Communication Services — 2.0%
Anterix Inc *	1,830	$64
AST SpaceMobile Inc, Cl A *	7,583	181
Bandwidth Inc, Cl A *	3,850	81
Cinemark Holdings Inc *	34,158	1,179
Cogent Communications Holdings Inc	2,138	176
EverQuote Inc, Cl A *	15,810	303
EW Scripps Co/The, Cl A *	40,250	81
Gambling.com Group Ltd *	33,897	449
Gogo Inc *	17,050	137
Grindr Inc *	16,619	251
IDT Corp, Cl B	5,020	259
IMAX Corp *	12,304	324
Lions Gate Entertainment Corp, Cl A *	28,081	231
Magnite Inc *	16,964	285
MediaAlpha Inc, Cl A *	10,030	127
Nexstar Media Group Inc, Cl A	4,850	827
Playstudios Inc *	40,764	78
Shutterstock Inc	16,820	533
Sinclair Inc	5,600	103
Spok Holdings Inc	9,590	157
Thryv Holdings Inc *	5,820	92
Vimeo Inc *	45,670	298

		6,216
Consumer Discretionary — 9.9%
Accel Entertainment Inc, Cl A *	5,860	68
Amer Sports Inc *	18,431	485
American Eagle Outfitters Inc	6,963	134
Biglari Holdings Inc, Cl B *	1,137	239
Bloomin' Brands Inc	141,335	1,970
Brinker International Inc *	13,370	1,768
Brunswick Corp/DE	9,576	771
Build-A-Bear Workshop Inc, Cl A	13,490	512
Carter's Inc	11,096	605
Cava Group Inc *	4,321	609
Cheesecake Factory Inc/The	10,092	511
Churchill Downs Inc	6,529	928
Cooper-Standard Holdings Inc *	4,596	71
Cricut Inc, Cl A	12,760	66
Dave & Buster's Entertainment Inc *	18,965	746
Denny's Corp *	11,460	75
Designer Brands Inc, Cl A	16,610	82
Dick's Sporting Goods Inc	4,104	851
Dine Brands Global Inc	2,530	91
Domino's Pizza Inc	1,928	918
Dorman Products Inc *	8,837	1,237
Dutch Bros Inc, Cl A *	8,515	457
Flexsteel Industries Inc	4,756	281
Funko Inc, Cl A *	8,570	101
Gentex Corp	20,244	619
Hooker Furnishings Corp	11,107	208
Hovnanian Enterprises Inc, Cl A *	1,261	248

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inspired Entertainment Inc *	11,545	$111
Installed Building Products Inc	3,199	732
Latham Group Inc *	48,399	321
Legacy Housing Corp *	6,945	182
Lindblad Expeditions Holdings Inc *	23,671	314
Marine Products Corp	6,900	68
Modine Manufacturing Co *	10,525	1,429
Murphy USA Inc	2,485	1,361
OneSpaWorld Holdings Ltd	14,114	268
PlayAGS Inc *	40,177	467
Pool Corp	2,394	903
Potbelly Corp *	27,076	282
RealReal Inc/The *	34,226	201
Revolve Group Inc, Cl A *	13,173	475
Rocky Brands Inc	2,050	44
Rush Street Interactive Inc *	26,470	382
Steven Madden Ltd	13,685	624
Sweetgreen Inc, Cl A *	9,758	400
Travel + Leisure Co	16,446	919
Urban Outfitters Inc *	42,614	2,077
Valvoline Inc *	15,881	631
Whirlpool Corp	18,051	2,011
Wingstop Inc	2,944	968
Wolverine World Wide Inc	19,701	457
Xponential Fitness Inc, Cl A *	18,320	279
YETI Holdings Inc *	5,458	220

		30,777
Consumer Staples — 3.2%
BellRing Brands Inc *	6,060	476
Casey's General Stores Inc	2,487	1,047
Central Garden & Pet Co *	1,940	77
Hain Celestial Group Inc/The *	28,302	234
Honest Co Inc/The *	10,260	85
Ingles Markets Inc, Cl A	2,359	174
Ingredion Inc	9,324	1,374
Lancaster Colony Corp	2,275	423
Lifeway Foods Inc *	9,042	221
MGP Ingredients Inc	3,696	171
Mission Produce Inc *	23,989	319
Natural Grocers by Vitamin Cottage Inc	14,801	697
Performance Food Group Co *	10,897	962
Pilgrim's Pride Corp *	30,171	1,557
Sprouts Farmers Market Inc *	4,676	722
TreeHouse Foods Inc *	17,334	595
Turning Point Brands Inc	4,961	307
Village Super Market Inc, Cl A	9,146	296
Vital Farms Inc *	5,160	171

		9,908
Energy — 6.5%
Archrock Inc	13,700	351
Berry Corp	55,630	227
Cactus Inc, Cl A	12,504	858

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centrus Energy Corp, Cl A *	4,683	$426
ChampionX Corp	54,558	1,689
Civitas Resources Inc	22,215	1,152
Clean Energy Fuels Corp *	25,400	78
CNX Resources Corp *	52,299	2,119
Delek US Holdings Inc	116,684	2,223
DMC Global Inc *	2,793	22
DT Midstream Inc	4,330	459
Excelerate Energy Inc, Cl A	13,778	427
Expro Group Holdings NV *	27,487	382
FutureFuel Corp	73,650	384
Golar LNG Ltd	6,034	238
HF Sinclair Corp	11,312	463
Kinetik Holdings Inc, Cl A	7,535	445
Kodiak Gas Services Inc	10,524	426
Matador Resources Co	16,796	1,008
Northern Oil & Gas Inc	34,918	1,519
Permian Resources Corp, Cl A	68,534	1,073
Ranger Energy Services Inc, Cl A	25,522	421
REX American Resources Corp *	4,528	196
Riley Exploration Permian Inc	12,559	441
SFL Corp Ltd, Cl B	22,765	239
Solaris Energy Infrastructure, Cl A	15,119	373
Teekay *	59,463	439
Texas Pacific Land Corp	257	411
VAALCO Energy Inc	59,370	304
Veren Inc	179,423	951
Viper Energy Inc, Cl A	7,099	384

		20,128
Financials — 22.8%
AFC Gamma Inc ‡	21,017	204
Alerus Financial Corp	14,807	326
Amalgamated Financial Corp	15,078	537
Atlanticus Holdings Corp *	6,175	360
Banco Latinoamericano de Comercio Exterior SA, Cl E	8,560	292
Bank7 Corp	9,984	476
BayCom Corp	4,847	141
Business First Bancshares Inc	4,200	120
Capital Bancorp Inc	3,990	116
Capital City Bank Group Inc	1,910	75
Carter Bankshares Inc *	7,538	141
Cass Information Systems Inc	865	39
Chimera Investment Corp ‡	25,702	381
City Holding Co	3,892	511
CNB Financial Corp/PA	4,500	126
CNO Financial Group Inc	61,643	2,460
Coastal Financial Corp/WA *	4,105	314
Cohen & Steers Inc	16,300	1,706
Colony Bankcorp Inc	13,530	239
Columbia Banking System Inc	139,838	4,336
Comerica Inc	33,545	2,424
Community Trust Bancorp Inc	1,670	98

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Crawford & Co, Cl A	15,868	$188
CrossFirst Bankshares Inc *	7,554	131
Diamond Hill Investment Group Inc	3,232	534
Donegal Group Inc, Cl A	8,798	146
Enova International Inc *	5,485	579
Esquire Financial Holdings Inc	7,658	595
Evercore Inc, Cl A	1,424	438
FactSet Research Systems Inc	1,617	793
Farmers National Banc Corp	5,233	82
Financial Institutions Inc	4,900	133
First American Financial Corp	10,143	712
First Commonwealth Financial Corp	74,129	1,396
First Community Bankshares Inc	6,200	286
First Financial Corp/IN	2,010	98
First Horizon Corp	55,678	1,176
First Interstate BancSystem Inc, Cl A	28,793	1,007
FNB Corp/PA	120,060	2,059
Forge Global Holdings Inc *	68,860	75
Great Southern Bancorp Inc	3,020	193
Hamilton Lane Inc, Cl A	10,023	1,928
Hanmi Financial Corp	1,250	33
Hanover Insurance Group Inc/The	6,727	1,110
HBT Financial Inc	12,039	288
HCI Group Inc	1,899	231
Heritage Insurance Holdings Inc *	5,280	66
Home BancShares Inc/AR	34,447	1,094
HomeTrust Bancshares Inc	7,272	270
Independent Bank Corp	8,216	595
Independent Bank Corp/MI	5,515	208
Jack Henry & Associates Inc	4,384	772
Jackson Financial Inc, Cl A	26,076	2,613
James River Group Holdings Ltd	19,122	90
Jefferies Financial Group Inc	6,627	524
Kinsale Capital Group Inc	2,301	1,170
Lemonade Inc *	6,857	355
LendingTree Inc *	5,748	254
Lincoln National Corp	66,640	2,368
Mercantile Bank Corp	5,581	279
Metrocity Bankshares Inc	2,869	99
MGIC Investment Corp	30,560	803
Midland States Bancorp Inc	3,790	102
Moneylion Inc *	5,660	519
Morningstar Inc	2,674	947
National Bank Holdings Corp, Cl A	16,427	784
NerdWallet Inc, Cl A *	40,047	561
New York Community Bancorp Inc	55,198	661
New York Mortgage Trust Inc ‡	23,390	144
NMI Holdings Inc, Cl A *	13,435	537
Northrim BanCorp Inc	3,187	271
OFG Bancorp	9,701	441
Old National Bancorp/IN	160,880	3,726
Old Second Bancorp Inc	13,090	243
OppFi Inc	42,252	345

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orchid Island Capital Inc, Cl A ‡	23,120	$180
Orrstown Financial Services Inc	14,596	577
Pathward Financial Inc	4,047	339
Paymentus Holdings, Cl A *	10,765	407
Payoneer Global Inc *	31,629	345
Paysafe Ltd *	12,741	253
Peoples Bancorp Inc/OH	2,420	85
Peoples Bancorp of North Carolina Inc	1,976	63
Peoples Financial Services Corp	1,499	83
Pinnacle Financial Partners Inc	13,776	1,751
Piper Sandler Cos	1,683	577
Ponce Financial Group Inc *	14,171	183
Prosperity Bancshares Inc	11,783	987
Regional Management Corp	9,264	283
Republic Bancorp Inc/KY, Cl A	8,190	625
Selectquote Inc *	91,400	273
Sezzle Inc *	1,083	459
Sierra Bancorp	11,350	357
Southern Missouri Bancorp Inc	3,792	249
Southern States Bancshares Inc	3,587	134
Starwood Property Trust Inc ‡	39,013	795
Stellar Bancorp Inc	2,829	88
StepStone Group Inc, Cl A	13,317	877
Stifel Financial Corp	3,780	438
Sunrise Realty Trust Inc ‡	6,537	102
Synovus Financial Corp	6,857	391
TPG RE Finance Trust Inc ‡	34,100	311
United Fire Group Inc	10,350	317
Unity Bancorp Inc	1,240	56
Universal Insurance Holdings Inc	24,631	557
Univest Financial Corp	25,577	812
Upstart Holdings Inc *	7,390	582
USCB Financial Holdings Inc	2,700	55
Valley National Bancorp	83,104	884
Victory Capital Holdings Inc, Cl A	4,813	334
Voya Financial Inc	10,661	885
Waterstone Financial Inc	5,094	77
Westamerica BanCorp	7,471	428
Wintrust Financial Corp	12,112	1,672
World Acceptance Corp *	3,720	450
Zions Bancorp NA	36,595	2,215

		71,010
Health Care — 11.3%
Accuray Inc *	39,125	87
ACELYRIN Inc *	29,969	136
Actinium Pharmaceuticals *	41,820	60
ADMA Biologics Inc *	22,788	458
Aldeyra Therapeutics Inc *	24,082	118
Alector Inc *	13,502	35
Altimmune Inc *	8,780	75
ALX Oncology Holdings Inc *	53,270	79
ANI Pharmaceuticals Inc *	3,589	205
Anika Therapeutics Inc *	2,148	38

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcellx Inc *	3,715	$327
Arcturus Therapeutics Holdings Inc *	4,610	85
Arcutis Biotherapeutics Inc *	23,060	301
ARS Pharmaceuticals Inc *	21,972	319
Avidity Biosciences Inc *	5,297	228
Axogen Inc *	6,080	85
Bioventus Inc, Cl A *	29,230	359
CareDx Inc *	9,044	222
Catalyst Pharmaceuticals Inc *	13,568	299
CG oncology Inc *	2,300	80
Chemed Corp	1,523	872
ChromaDex Corp *	43,299	334
Coherus Biosciences Inc *	326,090	398
Collegium Pharmaceutical Inc *	39,515	1,205
Community Health Systems Inc *	15,990	55
Crinetics Pharmaceuticals Inc *	4,774	273
Cross Country Healthcare Inc *	30,250	326
Doximity Inc, Cl A *	8,968	475
Edgewise Therapeutics Inc *	10,539	348
Editas Medicine Inc, Cl A *	28,056	63
Embecta Corp	11,340	236
Encompass Health Corp	27,131	2,793
Enhabit Inc *	8,610	67
Ensign Group Inc/The	8,767	1,282
Entrada Therapeutics Inc *	8,249	164
Envista Holdings Corp *	16,072	358
Evolus Inc *	17,432	239
Exelixis Inc *	15,362	560
GeneDx Holdings Corp, Cl A *	2,971	233
Generation Bio Co *	69,814	106
Glaukos Corp *	3,625	521
Globus Medical Inc, Cl A *	10,269	879
Health Catalyst Inc *	35,420	313
HealthStream Inc	2,696	89
Heron Therapeutics Inc *	32,345	39
Insmed Inc *	6,196	466
Integra LifeSciences Holdings Corp *	19,180	471
iRadimed Corp	9,621	519
Joint Corp/The *	16,050	187
Kiniksa Pharmaceuticals International PLC, Cl A *	10,410	230
Kodiak Sciences Inc *	25,750	172
LeMaitre Vascular Inc	14,574	1,559
LifeMD Inc *	20,331	134
MannKind Corp *	48,528	329
MeiraGTx Holdings PLC *	13,333	90
Merit Medical Systems Inc *	4,430	460
Mersana Therapeutics Inc *	46,500	106
Mesa Laboratories Inc	860	101
Mirum Pharmaceuticals Inc *	6,197	286
Nuvalent Inc, Cl A *	2,964	287
Option Care Health Inc *	18,993	452
OraSure Technologies Inc *	62,020	236

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Organogenesis Holdings Inc, Cl A *	80,705	$312
Pacira BioSciences Inc *	17,530	296
Pennant Group Inc/The *	8,140	254
Perrigo Co PLC	25,929	740
Phibro Animal Health Corp, Cl A	4,610	108
Prestige Consumer Healthcare Inc *	17,771	1,507
PROCEPT BioRobotics Corp *	4,928	471
Puma Biotechnology Inc *	65,688	223
Quest Diagnostics Inc	4,881	794
QuidelOrtho Corp *	10,087	414
RadNet Inc *	5,212	426
RAPT Therapeutics Inc *	63,814	80
Relay Therapeutics Inc *	8,790	41
Replimune Group Inc, Cl Rights *	9,730	137
Revance Therapeutics Inc *	18,960	68
REVOLUTION Medicines Inc *	5,982	346
Rhythm Pharmaceuticals Inc *	5,432	337
Rigel Pharmaceuticals Inc *	18,195	502
Scholar Rock Holding Corp *	11,767	470
SIGA Technologies Inc	25,720	187
Solid Biosciences Inc *	11,630	66
STERIS PLC	4,011	879
Stoke Therapeutics Inc *	19,497	236
Tactile Systems Technology Inc *	32,824	641
Tango Therapeutics Inc *	13,860	55
Taysha Gene Therapies Inc *	39,508	128
TG Therapeutics Inc *	14,861	517
Travere Therapeutics Inc *	3,900	73
US Physical Therapy Inc	7,741	765
Utah Medical Products Inc	6,592	430
Vanda Pharmaceuticals Inc *	67,513	348
Vaxcyte Inc *	4,699	443
Verve Therapeutics Inc *	65,550	368
WaVe Life Sciences Ltd *	18,368	277
Waystar Holding Corp *	8,137	251

		35,099
Industrials — 19.6%
AAON Inc	2,975	406
ABM Industries Inc	23,186	1,326
ACCO Brands Corp	70,359	409
Acuity Brands Inc	1,224	393
AerSale Corp *	14,290	90
Air Lease Corp, Cl A	19,093	972
Allison Transmission Holdings Inc	10,429	1,236
American Superconductor Corp *	2,979	101
Applied Industrial Technologies Inc	2,052	564
Argan Inc	3,319	518
Aris Water Solutions Inc, Cl A	34,161	919
Astec Industries Inc	36,253	1,400
Astronics Corp *	2,967	48
Atkore Inc	6,732	635
AZEK Co Inc/The, Cl A *	7,021	373
Barnes Group Inc	22,919	1,074

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Barrett Business Services Inc	6,072	$261
Booz Allen Hamilton Holding Corp, Cl A	5,419	803
BrightView Holdings Inc *	16,560	283
Broadridge Financial Solutions Inc	3,855	910
Brookfield Business Corp, Cl A	6,826	188
BWX Technologies Inc	12,593	1,648
CACI International Inc, Cl A *	2,240	1,030
Carlisle Cos Inc	1,990	909
Clean Harbors Inc *	4,522	1,176
Commercial Vehicle Group Inc *	24,605	59
Concentrix Corp	15,261	686
Construction Partners Inc, Cl A *	4,435	451
Costamare Inc	35,334	466
CSW Industrials Inc	1,272	537
Curtiss-Wright Corp	1,270	475
DXP Enterprises Inc/TX *	4,713	345
EMCOR Group Inc	560	286
Enerpac Tool Group Corp, Cl A	13,160	635
Ennis Inc	5,835	124
Enpro Inc	5,831	1,103
Enviri Corp *	39,862	295
Everus Construction Group Inc *	3,330	212
ExlService Holdings Inc *	27,995	1,298
Franklin Covey Co *	9,622	350
FTAI Aviation Ltd	5,205	879
Gates Industrial Corp PLC *	58,688	1,301
Genco Shipping & Trading Ltd	11,472	182
GFL Environmental Inc	23,448	1,104
Global Industrial Co	4,776	135
Graham Corp *	5,304	238
Greenbrier Cos Inc/The	4,924	335
Heidrick & Struggles International Inc	3,353	155
Herc Holdings Inc	2,144	497
Hexcel Corp	20,615	1,307
Hudson Technologies Inc *	18,810	112
Huntington Ingalls Industries Inc	2,083	412
Huron Consulting Group Inc *	9,739	1,196
Hyster-Yale Inc	3,577	201
IBEX Holdings Ltd *	9,815	201
IES Holdings Inc *	1,472	456
Innodata Inc *	4,680	192
Insperity Inc	5,441	429
Interface Inc, Cl A	10,710	284
ITT Inc	7,609	1,188
Karat Packaging Inc	10,833	335
Kelly Services Inc, Cl A	619	9
Kennametal Inc	8,238	236
Korn Ferry	10,934	857
Kratos Defense & Security Solutions Inc *	14,765	400
L B Foster Co, Cl A *	3,485	100
Landstar System Inc	4,228	786
Limbach Holdings Inc *	1,220	121
Loar Holdings Inc *	3,292	303

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LSI Industries Inc	16,310	$333
Luxfer Holdings PLC	18,500	266
Moog Inc, Cl A	1,488	329
Mueller Industries Inc	4,401	355
Mueller Water Products Inc, Cl A	18,174	455
Nordson Corp	3,047	795
NuScale Power Corp *	14,352	426
nVent Electric PLC	10,754	842
Omega Flex Inc	1,440	71
Orion Group Holdings Inc *	8,120	71
PAM Transportation Services Inc *	4,292	81
Park-Ohio Holdings Corp	9,832	316
Powell Industries Inc	2,378	636
Preformed Line Products Co	1,390	189
Primoris Services Corp	5,548	464
Regal Rexnord Corp	4,013	693
Rocket Lab USA Inc *	19,856	542
Safe Bulkers Inc	79,476	308
Sensata Technologies Holding PLC	37,556	1,207
Shyft Group Inc/The	5,510	78
SPX Technologies Inc *	1,379	243
Standex International Corp	11,134	2,315
Steelcase Inc, Cl A	18,452	249
Sterling Infrastructure Inc *	2,850	554
Sun Country Airlines Holdings Inc *	38,552	555
Terex Corp	12,984	711
Tetra Tech Inc	17,721	736
TransUnion	8,270	839
Tutor Perini Corp *	20,925	569
UFP Industries Inc	6,187	841
UniFirst Corp/MA	4,104	824
V2X Inc *	1,400	84
Valmont Industries Inc	6,141	2,136
Viad Corp *	5,184	232
Virco Mfg. Corp	30,110	494
WESCO International Inc	8,297	1,755
Willdan Group Inc *	12,078	528

		61,067
Information Technology — 11.1%
8x8 Inc *	98,870	307
ACI Worldwide Inc *	9,651	548
Alkami Technology Inc *	16,344	645
Applied Digital Corp *	40,908	413
Applied Optoelectronics Inc *	9,905	408
Arlo Technologies Inc *	11,660	131
AvePoint Inc *	27,637	488
Aviat Networks Inc *	4,502	71
Backblaze Inc, Cl A *	45,731	297
Belden Inc	6,633	812
Benchmark Electronics Inc	6,339	307
Bentley Systems Inc, Cl B	16,820	833
Blend Labs Inc, Cl A *	57,750	295
Ciena Corp *	5,487	383

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clearfield Inc *	4,742	$145
Clearwater Analytics Holdings Inc, Cl A *	14,893	462
Cognex Corp	19,338	773
Coherent Corp *	3,925	393
CommVault Systems Inc *	3,985	684
Consensus Cloud Solutions Inc *	14,950	373
Core Scientific Inc *	24,239	433
Credo Technology Group Holding Ltd *	11,775	577
Digital Turbine Inc *	41,960	60
Diodes Inc *	8,321	541
FARO Technologies Inc *	1,640	43
Hackett Group Inc/The	10,650	334
Harmonic Inc *	86,478	1,109
Immersion Corp	47,780	427
Intapp Inc *	7,275	455
InterDigital Inc	2,736	536
IonQ Inc *	11,092	405
Itron Inc *	1,919	228
Kulicke & Soffa Industries Inc	17,245	835
Kyndryl Holdings Inc *	13,436	466
Littelfuse Inc	2,705	667
Lumentum Holdings Inc *	21,736	1,890
MACOM Technology Solutions Holdings Inc *	3,262	433
Methode Electronics Inc	42,163	460
Mirion Technologies Inc, Cl A *	22,124	373
NETGEAR Inc *	24,170	595
Olo Inc, Cl A *	59,520	434
ON24 Inc *	46,604	308
OneSpan Inc *	33,700	611
Open Text Corp	31,585	961
PC Connection Inc	3,640	264
Pegasystems Inc	4,978	473
Photronics Inc *	91,643	2,283
Power Integrations Inc	13,389	877
Progress Software Corp	6,070	415
Q2 Holdings Inc *	4,545	476
Red Violet Inc *	15,361	565
Ribbon Communications Inc *	19,580	77
Rimini Street Inc *	63,027	136
Rogers Corp *	5,040	522
SEMrush Holdings Inc, Cl A *	4,840	66
Semtech Corp *	8,302	532
Silicon Laboratories Inc *	3,915	433
Silicon Motion Technology Corp ADR	28,315	1,503
SiTime Corp *	2,377	505
SkyWater Technology Inc *	15,287	121
SolarWinds Corp	29,878	399
SoundThinking Inc *	5,764	75
Terawulf Inc *	46,242	365
Turtle Beach Corp *	13,304	230
Universal Display Corp	4,197	691
Vertex Inc, Cl A *	8,058	437
Viavi Solutions Inc *	74,888	744

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WM Technology Inc *	5,938	$7
Yext Inc *	36,070	298

		34,443
Materials — 4.8%
Arcadium Lithium PLC *	93,688	492
Axalta Coating Systems Ltd *	14,005	567
Cabot Corp	12,798	1,403
Caledonia Mining Corp PLC	19,985	211
Chemours Co/The	30,895	672
Cleveland-Cliffs Inc *	192,661	2,399
Commercial Metals Co	27,782	1,714
Ecovyst Inc *	21,197	168
FMC Corp	31,448	1,858
Greif Inc, Cl B	2,654	201
Ingevity Corp *	8,939	434
Innospec Inc	3,771	447
Kronos Worldwide Inc	35,115	397
O-I Glass Inc, Cl I *	28,772	363
Olympic Steel Inc	2,633	111
Pactiv Evergreen Inc	6,717	91
Quaker Chemical Corp	4,321	681
Ranpak Holdings Corp, Cl A *	25,430	198
Reliance Inc	3,669	1,179
Silgan Holdings Inc	7,560	435
SunCoke Energy Inc	21,741	271
Universal Stainless & Alloy Products Inc *	12,724	565

		14,857
Real Estate — 5.2%
Agree Realty Corp ‡	14,450	1,110
Alexander's Inc ‡	2,254	504
Alpine Income Property Trust Inc ‡	4,834	86
American Healthcare REIT Inc ‡	10,237	305
Armada Hoffler Properties Inc ‡	4,870	54
Brixmor Property Group Inc ‡	7,392	222
CBL & Associates Properties Inc ‡	4,510	139
COPT Defense Properties ‡	25,524	841
CTO Realty Growth Inc ‡	25,770	526
CubeSmart ‡	14,861	737
eXp World Holdings Inc	42,811	593
Farmland Partners Inc ‡	33,668	428
FirstService Corp	3,478	675
Forestar Group Inc *	14,173	423
Gladstone Commercial Corp ‡	29,746	524
Healthpeak Properties Inc ‡	8,611	189
Highwoods Properties Inc ‡	57,671	1,872
Landbridge LLC, Cl A *	5,826	443
National Storage Affiliates Trust ‡	18,142	818
Newmark Group Inc, Cl A	83,449	1,292
Orion Office REIT Inc ‡	94,900	401
Postal Realty Trust Inc, Cl A ‡	8,902	126
Redfin Corp *	12,920	123
RMR Group Inc/The, Cl A	16,904	375

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ryman Hospitality Properties Inc ‡	9,016	$1,057
Saul Centers Inc ‡	10,075	414
STAG Industrial Inc ‡	23,693	872
Terreno Realty Corp ‡	12,001	728
Universal Health Realty Income Trust ‡	6,270	265
Whitestone REIT, Cl B ‡	5,040	74

		16,216
Utilities — 1.8%
Black Hills Corp	7,448	477
Brookfield Infrastructure Corp, Cl A	22,136	994
Chesapeake Utilities Corp	6,902	909
IDACORP Inc, Cl Rights	5,994	710
MDU Resources Group Inc	13,323	267
Portland General Electric Co	24,227	1,161
Pure Cycle Corp *	6,230	91
Spire Inc	5,416	396
Talen Energy Corp *	2,254	483

		5,488
Total Common Stock
(Cost $221,689) ($ Thousands)		305,209

EXCHANGE TRADED FUND — 0.1%

iShares Russell 2000 Value ETF	1,873	338

Total Exchange Traded Fund
(Cost $308) ($ Thousands)		338

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	5,245,505	5,246
Total Cash Equivalent
(Cost $5,246) ($ Thousands)		5,246
Total Investments in Securities — 100.0%
(Cost $227,243) ($ Thousands)		$310,793

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small Cap II Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	5	Dec-2024	$590	$611	$21

Percentages are based on Net Assets of $310,795 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	305,209	–	–	305,209
Exchange Traded Fund	338	–	–	338
Cash Equivalent	5,246	–	–	5,246
Total Investments in Securities	310,793	–	–	310,793

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	21	–	–	21
Total Other Financial Instruments	21	–	–	21

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$(3)	$(2)	$4	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	5,983	36,688	(37,425)	—	—	5,246	185	—
Totals	$5,984	$36,688	$(37,428)	$(2)	$4	$5,246	$185	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.2%

Communication Services — 2.1%
AMC Networks Inc, Cl A *	22,800	$215
Cinemark Holdings Inc *	40,800	1,408
Cogent Communications Holdings Inc	7,128	586
Fox Corp	57,100	2,691
IMAX Corp *	54,210	1,427
Marcus Corp/The	56,800	1,286
MediaAlpha Inc, Cl A *	71,410	902
Nexstar Media Group Inc, Cl A	27,148	4,631
Playtika Holding Corp	56,700	477
Shutterstock Inc	75,899	2,404
Sirius XM Holdings Inc	31,600	852
TEGNA Inc	49,300	925
Yelp Inc, Cl A *	17,700	677

		18,481
Consumer Discretionary — 11.3%
Abercrombie & Fitch Co, Cl A *	8,000	1,197
Academy Sports & Outdoors Inc	14,800	729
Adtalem Global Education Inc *	13,768	1,258
American Axle & Manufacturing Holdings Inc *	54,700	362
Autoliv Inc	12,100	1,199
AutoNation Inc *	4,700	841
Bloomin' Brands Inc	53,700	749
BorgWarner Inc	34,400	1,181
Brinker International Inc *	10,960	1,450
Brunswick Corp/DE	39,881	3,211
Burlington Stores Inc *	12,001	3,383
Capri Holdings Ltd *	18,100	424
Carter's Inc	12,100	660
Century Communities Inc	13,400	1,211
Churchill Downs Inc	21,737	3,089
Dick's Sporting Goods Inc	21,463	4,448
Domino's Pizza Inc	6,418	3,056
Dorman Products Inc *	10,290	1,440
Dream Finders Homes Inc, Cl A *	22,120	736
Expedia Group Inc *	5,700	1,052
Frontdoor Inc *	25,500	1,494
Funko Inc, Cl A *	107,130	1,259
G-III Apparel Group Ltd *	38,500	1,141
Goodyear Tire & Rubber Co/The *	71,642	769
Group 1 Automotive Inc	8,900	3,790
Harley-Davidson Inc	42,300	1,422
Haverty Furniture Cos Inc	38,200	902
Installed Building Products Inc	2,382	545
Jack in the Box Inc	7,184	351
JAKKS Pacific Inc *	15,700	457
KB Home	17,200	1,423
Kohl's Corp	24,700	370
M/I Homes Inc *	6,920	1,142
Macy's Inc	43,100	700
Mattel Inc *	78,600	1,495

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGM Resorts International *	44,200	$1,695
Modine Manufacturing Co *	26,598	3,612
Mohawk Industries Inc *	7,800	1,083
Monarch Casino & Resort Inc	14,600	1,226
Newell Brands Inc	128,211	1,229
ODP Corp/The *	35,698	917
Ollie's Bargain Outlet Holdings Inc *	24,123	2,387
Perdoceo Education Corp	45,800	1,257
Phinia Inc	11,300	634
Polaris Inc	8,100	559
Pool Corp	16,266	6,134
PulteGroup Inc	18,600	2,516
PVH Corp	13,300	1,441
Rush Street Interactive Inc *	122,750	1,770
Tapestry Inc	21,600	1,345
Taylor Morrison Home Corp, Cl A *	17,800	1,315
Texas Roadhouse Inc, Cl A	10,400	2,135
Toll Brothers Inc	32,400	5,351
Travel + Leisure Co	74,157	4,143
Upbound Group Inc, Cl A	44,400	1,527
Whirlpool Corp	14,400	1,604
Wingstop Inc	14,548	4,783
Winnebago Industries Inc	11,200	656
Wolverine World Wide Inc	53,420	1,239

		99,494
Consumer Staples — 3.5%
Albertsons Cos Inc, Cl A	62,300	1,237
BellRing Brands Inc *	18,100	1,420
Bunge Global SA	12,000	1,077
Casey's General Stores Inc	15,833	6,664
Church & Dwight Co Inc	28,559	3,145
Conagra Brands Inc	38,100	1,050
Edgewell Personal Care Co	25,900	947
Herbalife Ltd *	77,800	604
Ingles Markets Inc, Cl A	7,426	549
Ingredion Inc	17,300	2,549
J & J Snack Foods Corp	10,833	1,883
Molson Coors Beverage Co, Cl B	44,100	2,737
SpartanNash Co	18,700	355
Sprouts Farmers Market Inc *	33,942	5,243
Vital Farms Inc *	25,621	851

		30,311
Energy — 3.9%
APA Corp	51,662	1,170
Archrock Inc	53,000	1,358
Cactus Inc, Cl A	22,215	1,525
ChampionX Corp	78,461	2,428
Civitas Resources Inc	18,795	975
CNX Resources Corp *	44,100	1,787
CONSOL Energy Inc	9,600	1,255
Helmerich & Payne Inc	53,700	1,860
HF Sinclair Corp	52,100	2,132

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Matador Resources Co	135,198	$8,113
Murphy Oil Corp	49,161	1,596
Northern Oil & Gas Inc	91,916	3,997
ProPetro Holding Corp *	154,030	1,294
Scorpio Tankers Inc	35,700	1,809
SFL Corp Ltd, Cl B	100,000	1,052
SM Energy Co	19,200	868
Vitesse Energy Inc	3,154	89
World Kinect Corp	26,900	779

		34,087
Financials — 17.7%
1st Source Corp	18,000	1,168
Affiliated Managers Group Inc	5,900	1,106
Ally Financial Inc	40,300	1,611
American Financial Group Inc/OH	5,900	866
Annaly Capital Management Inc ‡	20,550	410
Ares Capital Corp	35,700	791
Associated Banc-Corp	54,400	1,452
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	1,043
Banner Corp	17,800	1,328
Berkshire Hills Bancorp Inc	42,070	1,282
Blue Owl Capital Corp	69,500	1,058
Brookline Bancorp Inc	104,870	1,320
Central Pacific Financial Corp	38,300	1,222
Chimera Investment Corp ‡	20,400	303
Citizens Financial Group Inc	77,700	3,740
CNA Financial Corp	18,800	948
CNO Financial Group Inc	113,090	4,512
Cohen & Steers Inc	41,715	4,366
Comerica Inc	30,100	2,175
Corpay Inc *	3,700	1,410
Employers Holdings Inc	25,650	1,369
Enact Holdings Inc	32,400	1,141
Enova International Inc *	13,700	1,445
Equitable Holdings Inc	15,800	762
Essent Group Ltd	17,600	1,017
Everest Group Ltd	2,600	1,008
FactSet Research Systems Inc	5,383	2,641
Fifth Third Bancorp	48,400	2,326
First Busey Corp	27,700	739
First Financial Bancorp	45,000	1,329
First Financial Bankshares Inc	58,940	2,457
First Horizon Corp	105,800	2,236
FNB Corp/PA	81,000	1,389
FS KKR Capital Corp	35,800	795
Fulton Financial Corp	117,500	2,536
Globe Life Inc	12,500	1,390
Hamilton Lane Inc, Cl A	41,612	8,006
Hancock Whitney Corp	15,300	908
Hanmi Financial Corp	62,800	1,661
Home BancShares Inc/AR	114,690	3,643
International Money Express Inc *	46,200	973

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jack Henry & Associates Inc	14,595	$2,571
Jackson Financial Inc, Cl A	19,500	1,954
Kinsale Capital Group Inc	15,961	8,115
Lincoln National Corp	14,100	501
MarketAxess Holdings Inc	5,678	1,469
MGIC Investment Corp	81,200	2,132
Moelis & Co, Cl A	39,280	3,024
Morningstar Inc	8,902	3,153
Mr Cooper Group Inc *	12,935	1,276
National Bank Holdings Corp, Cl A	25,380	1,212
Navient Corp	65,200	1,016
NCR Atleos Corp *	8,100	266
Nicolet Bankshares Inc	11,500	1,281
NMI Holdings Inc, Cl A *	30,400	1,216
Oaktree Specialty Lending Corp	53,000	866
OFG Bancorp	68,200	3,098
Palomar Holdings Inc, Cl A *	13,500	1,462
Pathward Financial Inc	19,930	1,672
Piper Sandler Cos	7,755	2,660
PJT Partners Inc, Cl A	8,600	1,439
Popular Inc	24,900	2,474
Preferred Bank/Los Angeles CA	10,240	966
PROG Holdings Inc	66,400	3,231
Prosperity Bancshares Inc	39,231	3,285
QCR Holdings Inc	15,300	1,409
Radian Group Inc	40,700	1,457
Regions Financial Corp	63,600	1,734
Reinsurance Group of America Inc, Cl A	6,200	1,416
Rithm Capital Corp ‡	85,300	960
Ryan Specialty Holdings Inc, Cl A	50,784	3,829
Simmons First National Corp, Cl A	50,350	1,232
Skyward Specialty Insurance Group Inc *	27,836	1,506
Stifel Financial Corp	31,634	3,663
Synovus Financial Corp	19,300	1,101
Texas Capital Bancshares Inc *	14,830	1,312
Trustmark Corp	35,000	1,369
UMB Financial Corp	11,440	1,436
Universal Insurance Holdings Inc	7,500	170
Unum Group	39,000	2,999
Victory Capital Holdings Inc, Cl A	22,000	1,529
Virtu Financial Inc, Cl A	41,870	1,562
Western Union Co/The	32,400	357
WisdomTree Inc	134,000	1,601
Zions Bancorp NA	44,500	2,693

		155,556
Health Care — 12.0%
ADMA Biologics Inc *	67,210	1,352
Amneal Pharmaceuticals Inc *	154,000	1,274
ANI Pharmaceuticals Inc *	14,210	813
Arcellx Inc *	11,700	1,030
Arcutis Biotherapeutics Inc *	115,000	1,500
Baxter International Inc	48,100	1,621
Bio-Techne Corp	33,185	2,501

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blueprint Medicines Corp *	17,168	$1,655
CareDx Inc *	33,495	822
Catalyst Pharmaceuticals Inc *	54,590	1,205
Certara Inc *	130,041	1,458
Chemed Corp	5,079	2,907
Collegium Pharmaceutical Inc *	30,220	922
Concentra Group Holdings Parent Inc	43,996	960
Corcept Therapeutics Inc *	23,560	1,359
DaVita Inc *	9,700	1,612
Day One Biopharmaceuticals Inc *	78,800	1,098
Encompass Health Corp	43,267	4,454
Ensign Group Inc/The	58,673	8,579
Exelixis Inc *	76,900	2,804
Geron Corp *	52,670	217
Globus Medical Inc, Cl A *	33,861	2,899
Halozyme Therapeutics Inc *	20,100	969
HealthEquity Inc *	13,820	1,403
ICU Medical Inc *	7,000	1,148
Incyte Corp *	23,600	1,760
Insmed Inc *	14,265	1,072
Intra-Cellular Therapies Inc *	10,230	876
Ironwood Pharmaceuticals Inc, Cl A *	97,700	344
Jazz Pharmaceuticals PLC *	27,200	3,307
Krystal Biotech Inc *	6,100	1,204
Lantheus Holdings Inc *	14,930	1,333
LeMaitre Vascular Inc	52,797	5,649
Ligand Pharmaceuticals Inc *	12,962	1,574
LivaNova PLC *	21,980	1,154
Merit Medical Systems Inc *	41,680	4,330
NeoGenomics Inc *	64,510	1,144
Omnicell Inc *	26,870	1,252
Option Care Health Inc *	29,145	694
Organon & Co	68,200	1,082
Perrigo Co PLC	86,328	2,464
Premier Inc, Cl A	49,700	1,138
PROCEPT BioRobotics Corp *	14,315	1,368
Quest Diagnostics Inc	16,251	2,643
RadNet Inc *	35,380	2,893
Repligen Corp *	21,322	3,210
Select Medical Holdings Corp	54,520	1,151
STERIS PLC	13,353	2,925
Supernus Pharmaceuticals Inc *	11,910	435
Syndax Pharmaceuticals Inc *	9,080	152
TG Therapeutics Inc *	35,100	1,221
United Therapeutics Corp *	12,416	4,600
Universal Health Services Inc, Cl B	11,300	2,316
US Physical Therapy Inc	25,774	2,545
Varex Imaging Corp *	55,200	921
Veracyte Inc *	35,830	1,539

		104,858
Industrials — 24.4%
AAON Inc	37,333	5,090
Acuity Brands Inc	2,800	898

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ACV Auctions Inc, Cl A *	43,350	$981
Advanced Drainage Systems Inc	20,552	2,780
AeroVironment Inc *	4,064	790
AGCO Corp	24,600	2,490
Air Lease Corp, Cl A	63,556	3,235
Alaska Air Group Inc *	25,010	1,316
Allison Transmission Holdings Inc	66,657	7,899
Apogee Enterprises Inc	42,040	3,540
ArcBest Corp	14,700	1,695
Argan Inc	10,090	1,573
Armstrong World Industries Inc	9,000	1,438
Atkore Inc	19,600	1,848
Axon Enterprise Inc *	10,401	6,729
AZEK Co Inc/The, Cl A *	15,795	839
AZZ Inc	13,000	1,211
Blue Bird Corp *	21,870	889
Booz Allen Hamilton Holding Corp, Cl A	18,066	2,677
Brady Corp, Cl A	16,160	1,210
Broadridge Financial Solutions Inc	12,835	3,029
Builders FirstSource Inc *	9,300	1,734
BWX Technologies Inc	22,462	2,939
Cadre Holdings Inc	19,520	652
Carlisle Cos Inc	6,625	3,026
Casella Waste Systems Inc, Cl A *	27,090	3,067
CNH Industrial NV	252,000	3,165
Comfort Systems USA Inc	3,288	1,622
Concentrix Corp	50,882	2,287
Construction Partners Inc, Cl A *	14,610	1,485
Copart Inc *	75,226	4,769
Crane Co	17,010	3,097
CSG Systems International Inc	13,150	721
Deluxe Corp	78,330	1,815
DXP Enterprises Inc/TX *	2,000	147
Ennis Inc	45,100	962
ExlService Holdings Inc *	172,576	8,001
Exponent Inc	59,682	5,891
Federal Signal Corp	24,295	2,367
FTAI Aviation Ltd	22,785	3,847
FTI Consulting Inc *	4,400	891
Gates Industrial Corp PLC *	52,900	1,172
GATX Corp	8,000	1,313
GFL Environmental Inc	78,047	3,676
Greenbrier Cos Inc/The	26,700	1,816
Heidrick & Struggles International Inc	28,500	1,315
Hexcel Corp	39,852	2,526
Huntington Ingalls Industries Inc	11,633	2,302
Huron Consulting Group Inc *	9,454	1,161
Insperity Inc	18,114	1,428
Interface Inc, Cl A	60,500	1,606
Kirby Corp *	16,460	2,082
Korn Ferry	16,100	1,261
Landstar System Inc	14,077	2,617
Leonardo DRS Inc *	37,400	1,300

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ManpowerGroup Inc	14,300	$921
Matson Inc	16,684	2,556
MillerKnoll Inc	39,600	996
Moog Inc, Cl A	8,950	1,980
Mueller Water Products Inc, Cl A	63,300	1,585
Nordson Corp	10,144	2,648
nVent Electric PLC	35,858	2,808
Oshkosh Corp	14,950	1,698
Owens Corning	12,000	2,467
Parsons Corp *	17,095	1,640
Powell Industries Inc	3,554	950
Primoris Services Corp	14,680	1,229
Quad/Graphics Inc, Cl A	86,600	625
RBC Bearings Inc *	16,459	5,516
Rollins Inc	60,587	3,049
Rush Enterprises Inc, Cl A	21,270	1,318
Ryder System Inc	15,400	2,600
Sensata Technologies Holding PLC	71,112	2,286
SkyWest Inc *	14,630	1,679
Snap-on Inc	5,800	2,144
SPX Technologies Inc *	23,625	4,168
Standex International Corp	17,804	3,701
Sterling Infrastructure Inc *	13,565	2,638
Terex Corp	17,600	964
Tetra Tech Inc	59,001	2,449
Textron Inc	32,800	2,809
TransUnion	27,534	2,795
Trex Co Inc *	32,299	2,423
Trinity Industries Inc	30,630	1,155
UFP Industries Inc	20,599	2,799
UniFirst Corp/MA	13,663	2,745
United Airlines Holdings Inc *	16,200	1,569
Valmont Industries Inc	11,490	3,997
Watsco Inc	7,491	4,132
WESCO International Inc	17,286	3,657
Zurn Elkay Water Solutions Corp	33,600	1,338

		214,251
Information Technology — 12.8%
ACI Worldwide Inc *	29,300	1,665
ACM Research Inc, Cl A *	50,197	863
Adeia Inc	66,900	811
Agilysys Inc *	13,035	1,751
Alarm.com Holdings Inc *	23,841	1,553
Alkami Technology Inc *	57,270	2,260
Amdocs Ltd	18,200	1,578
Amkor Technology Inc	70,800	1,872
Appfolio Inc, Cl A *	4,351	1,104
Arrow Electronics Inc *	16,000	1,923
Avnet Inc	22,000	1,204
Badger Meter Inc	16,850	3,653
Belden Inc	11,100	1,359
Bentley Systems Inc, Cl B	55,999	2,772
Camtek Ltd/Israel	8,185	610

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cirrus Logic Inc *	12,700	$1,326
Clearwater Analytics Holdings Inc, Cl A *	98,685	3,063
Cognex Corp	64,400	2,575
CommVault Systems Inc *	7,480	1,283
Descartes Systems Group Inc/The *	27,869	3,257
Dropbox Inc, Cl A *	55,000	1,521
DXC Technology Co *	57,000	1,282
EPAM Systems Inc *	6,887	1,680
Fabrinet *	4,700	1,102
Fair Isaac Corp *	2,108	5,007
Gen Digital Inc	57,300	1,768
Grid Dynamics Holdings Inc *	69,390	1,270
Impinj Inc *	5,900	1,134
Intapp Inc *	24,300	1,520
InterDigital Inc	6,670	1,307
Itron Inc *	11,000	1,304
Jabil Inc	28,300	3,844
Keysight Technologies Inc *	19,371	3,309
Kulicke & Soffa Industries Inc	57,448	2,782
Littelfuse Inc	9,005	2,221
LiveRamp Holdings Inc *	26,000	789
Monolithic Power Systems Inc	4,564	2,591
NCR Voyix Corp *	16,200	235
Nova Ltd *	7,910	1,454
Novanta Inc *	23,303	3,891
OneSpan Inc *	74,320	1,347
Onto Innovation Inc *	16,173	2,655
OSI Systems Inc *	7,400	1,313
Power Integrations Inc	44,613	2,923
Q2 Holdings Inc *	34,430	3,606
Sanmina Corp *	21,400	1,699
Skyworks Solutions Inc	5,500	482
SPS Commerce Inc *	12,565	2,426
TD SYNNEX Corp	7,400	880
Tenable Holdings Inc *	19,800	831
TTM Technologies Inc *	64,600	1,575
Tyler Technologies Inc *	7,370	4,637
Universal Display Corp	13,990	2,302
Varonis Systems Inc, Cl B *	41,900	2,093
Vertex Inc, Cl A *	119,424	6,479
Xerox Holdings Corp	43,900	401
Zeta Global Holdings Corp, Cl A *	24,755	527

		112,669
Materials — 3.6%
Avient Corp	23,830	1,221
Balchem Corp	26,144	4,719
Berry Global Group Inc	30,200	2,184
Cabot Corp	17,493	1,918
Carpenter Technology Corp	8,115	1,575
Celanese Corp, Cl A	9,200	673
Chemours Co/The	26,400	574
Coeur Mining Inc *	183,000	1,182
Eastman Chemical Co	9,800	1,026

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Glatfelter Corp *	7,654	$157
Ingevity Corp *	8,900	432
Mosaic Co/The	34,700	918
O-I Glass Inc *	54,500	687
Quaker Chemical Corp	14,388	2,269
Reliance Inc	12,214	3,924
Ryerson Holding Corp	17,000	437
Sealed Air Corp	28,500	1,043
Sensient Technologies Corp	15,400	1,196
Silgan Holdings Inc	28,100	1,617
Steel Dynamics Inc	13,000	1,888
SunCoke Energy Inc	54,400	678
Worthington Steel Inc	34,500	1,547

		31,865
Real Estate — 4.8%
Acadia Realty Trust ‡	63,200	1,634
American Assets Trust Inc ‡	36,700	1,044
Apple Hospitality REIT Inc ‡	67,400	1,086
Brandywine Realty Trust ‡	80,600	451
Brixmor Property Group Inc ‡	45,100	1,356
CareTrust REIT Inc ‡	39,900	1,189
City Office REIT Inc ‡	72,700	422
COPT Defense Properties ‡	36,400	1,199
CoStar Group Inc *	39,065	3,178
CTO Realty Growth Inc ‡	36,630	748
CubeSmart ‡	49,478	2,452
EPR Properties ‡	27,700	1,257
Essential Properties Realty Trust Inc ‡	40,500	1,381
eXp World Holdings Inc	142,534	1,974
FirstService Corp	11,593	2,251
Getty Realty Corp ‡	35,660	1,172
Highwoods Properties Inc ‡	15,700	510
Host Hotels & Resorts Inc ‡	110,000	2,026
Industrial Logistics Properties Trust ‡	35,900	139
Innovative Industrial Properties Inc, Cl A ‡	9,200	1,003
InvenTrust Properties Corp ‡	38,600	1,195
Kilroy Realty Corp ‡	22,400	930
Kite Realty Group Trust ‡	29,900	824
Omega Healthcare Investors Inc ‡	29,900	1,214
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	526
Ryman Hospitality Properties Inc ‡	30,018	3,519
Sabra Health Care REIT Inc ‡	119,520	2,239
Service Properties Trust ‡	48,500	135
Terreno Realty Corp ‡	55,955	3,393
Uniti Group Inc ‡	71,260	421
Veris Residential Inc ‡	65,920	1,203

		42,071
Utilities — 2.1%
Black Hills Corp	20,000	1,281
Brookfield Infrastructure Corp, Cl A	73,700	3,308
Chesapeake Utilities Corp	22,979	3,028
Middlesex Water Co	18,010	1,179

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Fuel Gas Co	15,900	$1,017
New Jersey Resources Corp	19,900	1,026
NRG Energy Inc	59,700	6,066
Otter Tail Corp	11,200	903
UGI Corp	22,900	696

		18,504
Total Common Stock
(Cost $633,264) ($ Thousands)		862,147

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	16,990,977	16,991
Total Cash Equivalent
(Cost $16,991) ($ Thousands)		16,991
Total Investments in Securities — 100.1%
(Cost $650,255) ($ Thousands)		$879,138

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Small/Mid Cap Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	5	Dec-2024	$580	$612	$32
S&P Mid Cap 400 Index E-MINI	2	Dec-2024	644	675	31
			$1,224	$1,287	$63

Percentages are based on Net Assets of $878,643 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	862,147	–	–	862,147
Cash Equivalent	16,991	–	–	16,991
Total Investments in Securities	879,138	–	–	879,138

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	63	–	–	63
Total Other Financial Instruments	63	–	–	63

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$1	$—	$—	$—	$(1)	$—	$—	$—
SEI Daily Income Trust, Government Fund, Institutional Class	18,646	99,271	(100,926)	—	—	16,991	535	—
Totals	$18,647	$99,271	$(100,926)	$–	$(1)	$16,991	$535	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%

Communication Services — 8.6%
Alphabet Inc, Cl A	264,254	$44,646
Alphabet Inc, Cl C	90,443	15,420
AT&T Inc	614,134	14,223
Cargurus Inc, Cl A *	19,477	737
Cars.com Inc *	48,515	964
Cinemark Holdings Inc *	78,725	2,718
Comcast Corp, Cl A	301,213	13,009
Electronic Arts Inc	39,722	6,501
Fox Corp	125,232	5,668
John Wiley & Sons Inc, Cl A	1,114	58
Liberty Global Ltd, Cl A *	70,719	999
Match Group Inc *	160,245	5,247
Meta Platforms Inc, Cl A	65,051	37,360
Netflix Inc *	3,208	2,845
New York Times Co/The, Cl A	8,005	434
Omnicom Group Inc	60,574	6,349
Pinterest Inc, Cl A *	14,106	428
ROBLOX Corp, Cl A *	35,270	1,768
Spotify Technology SA *	3,623	1,728
TEGNA Inc	42,897	805
T-Mobile US Inc	8,816	2,177
Trade Desk Inc/The, Cl A *	26,547	3,413
Verizon Communications Inc	313,381	13,895
Yelp Inc, Cl A *	24,023	918
Ziff Davis Inc *	33,694	1,983

		184,293
Consumer Discretionary — 13.0%
Abercrombie & Fitch Co, Cl A *	15,579	2,332
Adtalem Global Education Inc *	37,387	3,418
Amazon.com Inc *	175,337	36,451
AutoZone Inc *	2,602	8,247
Booking Holdings Inc	3,002	15,616
Boyd Gaming Corp	9,447	698
Brinker International Inc *	6,734	891
Carnival Corp, Cl A *	155,451	3,953
Chipotle Mexican Grill Inc, Cl A *	20,289	1,248
Deckers Outdoor Corp *	65,661	12,867
Dick's Sporting Goods Inc	1,859	385
Domino's Pizza Inc	14,077	6,703
DoorDash Inc, Cl A *	12,820	2,314
Dorman Products Inc *	3,700	518
eBay Inc	103,686	6,562
Expedia Group Inc *	60,324	11,137
Ford Motor Co	587,459	6,539
Frontdoor Inc *	55,992	3,281
Gap Inc/The	61,252	1,485
Garmin Ltd	35,806	7,612
General Motors Co	253,624	14,099
Goodyear Tire & Rubber Co/The *	133,610	1,435
Graham Holdings Co, Cl B	104	97
Grand Canyon Education Inc *	960	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
H&R Block Inc	185,397	$10,990
Home Depot Inc/The	17,112	7,343
International Game Technology PLC	56,491	1,086
KB Home	38,803	3,211
Kohl's Corp	50,660	758
Kontoor Brands Inc	21,938	2,014
Las Vegas Sands Corp	3,877	206
Lennar Corp, Cl A	17,495	3,051
Lennar Corp, Cl B	10,615	1,750
Lululemon Athletica Inc *	20,041	6,426
McDonald's Corp	26,120	7,732
Murphy USA Inc	427	234
NVR Inc *	182	1,681
O'Reilly Automotive Inc *	7,686	9,555
PulteGroup Inc	47,819	6,469
PVH Corp	41,168	4,461
Ralph Lauren Corp, Cl A	17,612	4,075
Ross Stores Inc	14,989	2,321
SharkNinja Inc	28,618	2,878
Skechers USA Inc, Cl A *	34,178	2,181
Stride Inc *	18,419	1,969
Taylor Morrison Home Corp, Cl A *	130,953	9,674
Texas Roadhouse Inc, Cl A	13,819	2,837
TJX Cos Inc/The	108,359	13,620
Tractor Supply Co	6,828	1,937
Urban Outfitters Inc *	36,817	1,794
Williams-Sonoma Inc	23,988	4,126
Wingstop Inc	17,715	5,824
Wynn Resorts Ltd	10,196	962
Yum! Brands Inc	57,891	8,043

		277,254
Consumer Staples — 7.4%
Altria Group Inc	386,660	22,326
Andersons Inc/The	18,430	880
Archer-Daniels-Midland Co	9,583	523
BellRing Brands Inc *	49,950	3,919
Bunge Global SA	68,554	6,152
Cal-Maine Foods Inc	22,643	2,210
Casey's General Stores Inc	2,189	921
Church & Dwight Co Inc	6,575	724
Colgate-Palmolive Co	131,412	12,698
Conagra Brands Inc	13,772	380
Costco Wholesale Corp	2,784	2,706
Edgewell Personal Care Co	16,040	587
Flowers Foods Inc	5,670	128
Freshpet Inc *	8,978	1,374
General Mills Inc	10,163	673
Ingles Markets Inc, Cl A	3,077	227
Ingredion Inc	50,490	7,439
Keurig Dr Pepper Inc	7,207	235
Kimberly-Clark Corp	28,669	3,995
Kraft Heinz Co/The	207,918	6,647
Kroger Co/The	167,637	10,239

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Molson Coors Beverage Co, Cl B	52,076	$3,232
Monster Beverage Corp *	111,127	6,127
PepsiCo Inc	34,182	5,587
Philip Morris International Inc	113,947	15,162
Pilgrim's Pride Corp *	29,641	1,530
Post Holdings Inc *	16,639	2,005
Primo Brands Corp	25,104	716
Procter & Gamble Co/The	56,120	10,060
Sprouts Farmers Market Inc *	38,611	5,965
US Foods Holding Corp *	123,320	8,604
Vital Farms Inc *	11,066	367
Walgreens Boots Alliance Inc	117,384	1,059
Walmart Inc	133,900	12,386
WD-40 Co	422	117

		157,900
Energy — 1.7%
APA Corp	149,651	3,390
Archrock Inc	19,931	511
Chevron Corp	12,997	2,105
Civitas Resources Inc	16,410	851
DT Midstream Inc	5,147	546
Exxon Mobil Corp	675	80
International Seaways Inc	28,815	1,124
Marathon Petroleum Corp	4,289	670
Murphy Oil Corp	102,221	3,319
ONEOK Inc	38,087	4,327
Ovintiv Inc	23,832	1,082
Scorpio Tankers Inc	26,575	1,346
SM Energy Co	57,910	2,617
TechnipFMC PLC	115,493	3,623
Valero Energy Corp	38,140	5,304
Williams Cos Inc/The	94,950	5,556

		36,451
Financials — 12.8%
Affiliated Managers Group Inc	21,996	4,125
Affirm Holdings Inc, Cl A *	12,776	894
Aflac Inc	66,475	7,578
Ally Financial Inc	187,801	7,508
American Express Co	6,407	1,952
American Financial Group Inc/OH	3,835	563
American International Group Inc	113,229	8,705
Axis Capital Holdings Ltd	45,919	4,272
Bank of America Corp	2,960	141
Bank of New York Mellon Corp/The	169,317	13,862
Bank of NT Butterfield & Son Ltd/The	28,668	1,087
Bank OZK	76,375	3,816
Berkshire Hathaway Inc, Cl B *	1,524	736
BlackRock Funding	1,918	1,962
Brighthouse Financial Inc *	62,910	3,288
Brown & Brown Inc	14,328	1,621
Capital One Financial Corp	60,973	11,707
Citigroup Inc	238,827	16,926

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Comerica Inc	82,634	$5,970
Community Financial System Inc	22,452	1,554
Corebridge Financial Inc	180,942	5,857
Corpay Inc *	4,322	1,647
Donnelley Financial Solutions Inc *	2,884	174
Enova International Inc *	11,029	1,164
Everest Group Ltd	23,384	9,063
Fidelity National Financial Inc	53,457	3,389
Fiserv Inc *	25,730	5,685
Genworth Financial Inc, Cl A *	45,121	352
Goldman Sachs Group Inc/The	3,671	2,234
Hamilton Lane Inc, Cl A	14,828	2,853
Intercontinental Exchange Inc	18,541	2,984
Jackson Financial Inc, Cl A	55,688	5,579
Janus Henderson Group PLC	51,136	2,315
Mastercard Inc, Cl A	24,126	12,858
MFA Financial Inc ‡	76,815	853
Moody's Corp	13,264	6,632
Mr Cooper Group Inc *	25,179	2,484
MSCI Inc, Cl A	10,624	6,477
Nasdaq Inc	67,814	5,628
Navient Corp	62,661	976
Nelnet Inc, Cl A	425	46
NU Holdings Ltd/Cayman Islands, Cl A *	80,734	1,012
Pagseguro Digital Ltd, Cl A *	118,600	871
Palomar Holdings Inc, Cl A *	9,383	1,016
Pathward Financial Inc	10,760	903
PNC Financial Services Group Inc/The	19,106	4,102
Popular Inc	40,848	4,059
PROG Holdings Inc	16,300	793
Reinsurance Group of America Inc, Cl A	46,339	10,584
RenaissanceRe Holdings Ltd	32,541	9,312
Rithm Capital Corp ‡	381,554	4,293
Ryan Specialty Holdings Inc, Cl A	7,139	538
ServisFirst Bancshares Inc	21,774	2,086
SiriusPoint Ltd *	55,289	853
SLM Corp	53,879	1,475
Starwood Property Trust Inc ‡	76,152	1,551
StepStone Group Inc, Cl A	26,675	1,758
Synchrony Financial	207,755	14,028
T Rowe Price Group Inc	6,159	763
Toast Inc, Cl A *	20,695	901
Tradeweb Markets Inc, Cl A	7,437	1,008
Travelers Cos Inc/The	4,150	1,104
UMB Financial Corp	19,075	2,394
Unum Group	116,035	8,923
Victory Capital Holdings Inc, Cl A	8,522	592
Virtu Financial Inc, Cl A	31,964	1,193
Visa Inc, Cl A	46,415	14,624
W R Berkley Corp	8,934	577
Western Union Co/The	292,637	3,222

		272,052

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Health Care — 11.3%
AbbVie Inc	13,183	$2,412
Baxter International Inc	187,485	6,320
Boston Scientific Corp *	93,220	8,451
Bristol-Myers Squibb Co	61,141	3,621
Cardinal Health Inc	88,276	10,791
Cencora Inc	66,869	16,821
Centene Corp *	31,310	1,879
Cigna Group/The	27,445	9,271
Cooper Cos Inc/The *	11,902	1,243
Corcept Therapeutics Inc *	32,399	1,869
CVS Health Corp	82,683	4,949
DaVita Inc *	34,779	5,779
Eli Lilly & Co	23,145	18,408
Embecta Corp	12,750	266
Ensign Group Inc/The	21,782	3,185
Exelixis Inc *	64,686	2,358
GE HealthCare Technologies Inc	11,906	991
Gilead Sciences Inc	238,125	22,046
Halozyme Therapeutics Inc *	8,252	398
Harrow Inc *	9,878	414
HCA Healthcare Inc	6,920	2,264
HealthEquity Inc *	4,952	503
Henry Schein Inc *	3,353	258
Hims & Hers Health Inc *	18,471	595
Hologic Inc *	7,323	582
ICU Medical Inc *	5,713	937
IDEXX Laboratories Inc *	13,755	5,801
Insulet Corp *	1,976	527
Intuitive Surgical Inc *	12,459	6,753
Jazz Pharmaceuticals PLC *	12,073	1,468
Johnson & Johnson	114,506	17,750
Labcorp Holdings Inc	8,297	2,001
LeMaitre Vascular Inc	4,816	515
McKesson Corp	21,156	13,297
Medtronic PLC	66,482	5,753
Merck & Co Inc	8,617	876
Merit Medical Systems Inc *	22,003	2,286
Mettler-Toledo International Inc *	5,145	6,437
Organon & Co	143,255	2,273
Premier Inc, Cl A	1,437	33
Quest Diagnostics Inc	25,466	4,142
ResMed Inc	11,740	2,923
Royalty Pharma PLC, Cl A	40,637	1,083
Solventum Corp *	12,589	900
Stryker Corp	6,722	2,636
Tenet Healthcare Corp *	53,762	7,671
United Therapeutics Corp *	15,031	5,569
UnitedHealth Group Inc	4,727	2,884
Universal Health Services Inc, Cl B	36,974	7,580
Vertex Pharmaceuticals Inc *	5,383	2,520
Viatris Inc	547,085	7,161

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zoetis Inc, Cl A	14,498	$2,541

		239,991
Industrials — 11.2%
3M Co	5,705	762
A O Smith Corp	6,011	448
ACCO Brands Corp	63,934	372
Acuity Brands Inc	14,973	4,802
Allegion PLC	4,879	687
Allison Transmission Holdings Inc	92,743	10,990
American Airlines Group Inc *	433,867	6,300
Armstrong World Industries Inc	5,953	952
Atmus Filtration Technologies Inc	24,680	1,068
Automatic Data Processing Inc	2,643	811
Brink's Co/The	32,052	3,100
CACI International Inc, Cl A *	6,648	3,057
Carlisle Cos Inc	15,888	7,256
CH Robinson Worldwide Inc	18,763	1,981
Cintas Corp	37,118	8,381
Costamare Inc	33,919	448
CSG Systems International Inc	951	52
CSX Corp	50,665	1,852
Cummins Inc	15,602	5,851
Curtiss-Wright Corp	11,503	4,298
Delta Air Lines Inc	204,379	13,044
Deluxe Corp	31,932	740
Donaldson Co Inc	6,137	479
Dover Corp	8,680	1,787
Eaton Corp PLC	2,871	1,078
EMCOR Group Inc	1,241	633
Expeditors International of Washington Inc	8,483	1,032
Fastenal Co	103,887	8,681
FedEx Corp	3,272	990
Franklin Electric Co Inc	1,472	159
FTI Consulting Inc *	443	90
Genpact Ltd	29,554	1,364
Graco Inc	68,499	6,239
Honeywell International Inc	8,705	2,028
Howmet Aerospace Inc	50,918	6,028
IDEX Corp	2,203	508
Illinois Tool Works Inc	31,453	8,729
ITT Inc	4,672	729
Kirby Corp *	23,193	2,934
Landstar System Inc	1,534	285
Leidos Holdings Inc	63,901	10,569
Lincoln Electric Holdings Inc	1,759	384
Lockheed Martin Corp	5,628	2,980
Masco Corp	24,091	1,941
Maximus Inc	43,829	3,265
MSA Safety Inc	1,563	272
MSC Industrial Direct Co Inc, Cl A	13,755	1,181
Otis Worldwide Corp	23,601	2,430
Owens Corning	15,613	3,210
PACCAR Inc	18,265	2,137

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Parker-Hannifin Corp	8,053	$5,660
Parsons Corp *	15,638	1,500
Paychex Inc	55,079	8,056
Republic Services Inc, Cl A	21,681	4,733
Resideo Technologies Inc *	637	17
Robert Half Inc	53,089	3,961
Rollins Inc	97,917	4,928
Ryder System Inc	36,980	6,244
Science Applications International Corp	16,572	2,059
SkyWest Inc *	23,700	2,719
Snap-on Inc	22,886	8,461
SS&C Technologies Holdings Inc	12,829	992
Trane Technologies PLC	18,790	7,821
United Airlines Holdings Inc *	80,984	7,842
Verisk Analytics Inc, Cl A	22,207	6,534
Waste Management Inc	3,880	886
Watts Water Technologies Inc, Cl A	488	105
Westinghouse Air Brake Technologies Corp	24,922	5,000
WW Grainger Inc	9,297	11,206

		238,118
Information Technology — 29.6%
Accenture PLC, Cl A	3,004	1,089
Adobe Inc *	15,281	7,884
Alkami Technology Inc *	17,000	671
Amdocs Ltd	56,391	4,890
Amkor Technology Inc	68,518	1,812
Amphenol Corp, Cl A	110,725	8,044
Apple Inc	450,604	106,942
AppLovin Corp, Cl A *	21,065	7,094
Arista Networks Inc *	14,065	5,708
Arrow Electronics Inc *	35,507	4,267
Autodesk Inc *	21,388	6,243
Avnet Inc	57,129	3,126
Belden Inc	17,615	2,156
Broadcom Inc	48,258	7,822
Cadence Design Systems Inc *	23,916	7,338
Cirrus Logic Inc *	40,013	4,179
Cisco Systems Inc	268,992	15,927
Cloudflare Inc, Cl A *	26,723	2,668
Cognizant Technology Solutions Corp, Cl A	119,671	9,632
CommVault Systems Inc *	9,772	1,677
Consensus Cloud Solutions Inc *	11,449	286
Crane NXT Co	28,095	1,761
Dell Technologies Inc, Cl C	76,889	9,810
DocuSign Inc, Cl A *	32,225	2,568
Dolby Laboratories Inc, Cl A	1,837	144
Dropbox Inc, Cl A *	313,921	8,683
DXC Technology Co *	137,012	3,083
F5 Inc *	72,332	18,108
Fair Isaac Corp *	4,896	11,628
Fortinet Inc *	95,298	9,058
Gartner Inc *	17,962	9,303
Gen Digital Inc	317,989	9,810

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GoDaddy Inc, Cl A *	58,389	$11,536
Guidewire Software Inc *	26,246	5,325
Hewlett Packard Enterprise Co	443,238	9,406
HP Inc	294,558	10,436
HubSpot Inc *	3,219	2,321
Intapp Inc *	4,863	304
Intel Corp	90,101	2,167
InterDigital Inc	18,046	3,536
International Business Machines Corp	78,551	17,863
Intuit Inc	10,305	6,613
Jabil Inc	74,789	10,159
KLA Corp	473	306
Manhattan Associates Inc *	40,511	11,563
Microsoft Corp	207,616	87,917
MKS Instruments Inc	49,333	5,606
Motorola Solutions Inc	31,792	15,886
NetApp Inc	131,974	16,185
NVIDIA Corp	578,668	80,001
ON Semiconductor Corp *	57,107	4,061
Oracle Corp	12,093	2,235
Progress Software Corp	36,043	2,466
QUALCOMM Inc	49,406	7,832
Sanmina Corp *	44,777	3,556
Skyworks Solutions Inc	60,396	5,290
Teradata Corp *	59,337	1,834
Tyler Technologies Inc *	767	483
Ubiquiti Inc	2,020	700
VeriSign Inc *	33,814	6,329
Vishay Intertechnology Inc	72,725	1,389
Vontier Corp	84,367	3,312
Xerox Holdings Corp	70,180	641
Zoom Video Communications Inc, Cl A *	13,244	1,095

		631,764
Materials — 1.7%
Alpha Metallurgical Resources Inc	6,573	1,614
Amcor PLC	84,111	895
AptarGroup Inc	3,602	623
Avery Dennison Corp	4,773	983
Axalta Coating Systems Ltd *	50,402	2,039
Berry Global Group Inc	54,455	3,938
DuPont de Nemours Inc	19,111	1,597
International Paper Co	147,420	8,673
LyondellBasell Industries NV, Cl A	21,954	1,830
Minerals Technologies Inc	12,704	1,036
NewMarket Corp	152	81
Newmont Corp	75,868	3,182
Packaging Corp of America	29,224	7,272
Reliance Inc	1,720	553
Silgan Holdings Inc	2,262	130
Sonoco Products Co	3,354	174
Warrior Met Coal Inc	27,496	1,934

		36,554

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Real Estate — 0.2%
Acadia Realty Trust ‡	2,875	$74
Iron Mountain Inc ‡	32,337	3,999
Urban Edge Properties ‡	50,458	1,161

		5,234
Utilities — 1.4%
Atmos Energy Corp	5,249	794
Entergy Corp	35,351	5,521
Exelon Corp	9,459	374
FirstEnergy Corp	190,454	8,104
National Fuel Gas Co	3,534	226
NRG Energy Inc	97,470	9,904

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vistra Corp	31,233	$4,992

		29,915
Total Common Stock
(Cost $1,560,962) ($ Thousands)		2,109,526

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	6,478,664	6,479
Total Cash Equivalent
(Cost $6,479) ($ Thousands)		6,479
Total Investments in Securities — 99.2%
(Cost $1,567,441) ($ Thousands)		$2,116,005

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	56	Dec-2024	$16,881	$16,945	$64

Percentages are based on Net Assets of $2,133,394 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,109,526	–	–	2,109,526
Cash Equivalent	6,479	–	–	6,479
Total Investments in Securities	2,116,005	–	–	2,116,005

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	64	–	–	64
Total Other Financial Instruments	64	–	–	64

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$10,111	$86,639	$(90,271)	$—	$—	$6,479	$393	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.4%

Communication Services — 8.5%
AT&T Inc	479,900	$11,115
Comcast Corp, Cl A	278,242	12,017
Electronic Arts Inc	17,578	2,877
EverQuote Inc, Cl A *	1,934	37
Fox Corp	111,907	5,201
IDT Corp, Cl B	4,177	216
New York Times Co/The, Cl A	16,899	917
Omnicom Group Inc	24,696	2,589
Scholastic Corp	3,162	83
SK Telecom Co Ltd ADR	86,124	2,086
Spok Holdings Inc	15,761	259
Spotify Technology SA *	10,385	4,953
TEGNA Inc	148,000	2,778
T-Mobile US Inc	14,816	3,659
Verizon Communications Inc	390,580	17,318

		66,105
Consumer Discretionary — 5.6%
AutoZone Inc *	700	2,219
BorgWarner Inc	99,600	3,418
Canadian Tire Corp Ltd, Cl A	19,300	2,128
Coupang Inc, Cl A *	19,651	498
eBay Inc	83,900	5,310
Gentex Corp	47,502	1,452
Grand Canyon Education Inc *	28,454	4,683
H&R Block Inc	101,105	5,993
Honda Motor Co Ltd ADR	125,100	3,240
JAKKS Pacific Inc *	1,850	54
Murphy USA Inc	11,999	6,573
O'Reilly Automotive Inc *	546	679
Smith & Wesson Brands Inc	3,727	51
Texas Roadhouse Inc, Cl A	25,324	5,198
Toyota Motor Corp ADR	12,200	2,082

		43,578
Consumer Staples — 17.1%
Altria Group Inc	107,422	6,203
Archer-Daniels-Midland Co	101,450	5,539
Bunge Global SA	32,200	2,890
Cal-Maine Foods Inc	6,297	615
Campbell Soup Co	93,781	4,333
Central Garden & Pet Co, Cl A *	4,775	161
Clorox Co/The	39,136	6,542
Coca-Cola Consolidated Inc	2,872	3,746
Colgate-Palmolive Co	66,102	6,387
Conagra Brands Inc	166,943	4,599
Costco Wholesale Corp	1,248	1,213
Dole PLC	30,031	453
Energizer Holdings Inc	10,139	386
Flowers Foods Inc	218,320	4,938
Fresh Del Monte Produce Inc	16,647	562
General Mills Inc	121,544	8,053

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Herbalife Ltd *	2,849	$22
Hormel Foods Corp	39,872	1,293
Ingles Markets Inc, Cl A	5,870	434
Ingredion Inc	50,069	7,377
J & J Snack Foods Corp	2,945	512
John B Sanfilippo & Son Inc	6,079	525
Kellanova	75,800	6,162
Kimberly-Clark Corp	19,958	2,781
Kraft Heinz Co/The	198,800	6,356
Kroger Co/The	133,800	8,172
Lancaster Colony Corp	2,499	464
Lifeway Foods Inc *	3,067	75
Loblaw Cos Ltd	12,500	1,622
Mama's Creations *	55,500	542
Molson Coors Beverage Co, Cl B	108,600	6,740
National Beverage Corp	7,548	373
Natural Grocers by Vitamin Cottage Inc	1,228	58
Oil-Dri Corp of America	3,700	256
PepsiCo Inc	5,245	857
Philip Morris International Inc	25,635	3,411
Pilgrim's Pride Corp *	68,833	3,552
Post Holdings Inc *	35,556	4,284
Procter & Gamble Co/The	27,054	4,850
Reynolds Consumer Products Inc	36,206	1,003
Seaboard Corp	620	1,621
Seneca Foods Corp, Cl A *	250	18
Simply Good Foods Co/The *	2,941	117
SpartanNash Co	11,989	228
Sprouts Farmers Market Inc *	3,240	500
TreeHouse Foods Inc *	8,710	299
Tyson Foods Inc, Cl A	46,654	3,009
Universal Corp/VA	7,106	406
USANA Health Sciences Inc *	8,504	328
Village Super Market Inc, Cl A	11,119	360
Vita Coco Co Inc/The *	10,540	375
Vital Farms Inc *	7,678	255
Walmart Inc	57,199	5,291
WD-40 Co	243	67
Weis Markets Inc	4,055	295
WK Kellogg Co	34,279	713

		132,223
Energy — 2.7%
Chevron Corp	47,300	7,659
Dorian LPG Ltd	578	14
DT Midstream Inc	27,100	2,876
Exxon Mobil Corp	65,500	7,726
Gulfport Energy Corp *	2,729	480
International Seaways Inc	943	37
Marathon Petroleum Corp	14,200	2,217
Teekay *	21,066	156
Teekay Tankers, Cl A	2,680	108

		21,273

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Financials — 13.2%
Aflac Inc	45,900	$5,233
Allstate Corp/The	28,811	5,975
Ameriprise Financial Inc	6,004	3,446
Arch Capital Group Ltd	7,497	755
Axis Capital Holdings Ltd	30,600	2,847
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,976	272
Bank of New York Mellon Corp/The	127,100	10,406
Berkshire Hathaway Inc, Cl B *	10,229	4,941
Canadian Imperial Bank of Commerce	50,700	3,291
Cboe Global Markets Inc	30,135	6,505
Chicago Atlantic Real Estate Finance Inc ‡	7,325	118
CME Group Inc, Cl A	19,146	4,557
Employers Holdings Inc	47,016	2,509
Everest Group Ltd	5,600	2,170
Federated Hermes Inc, Cl B	72,000	3,078
Hamilton Insurance Group Ltd, Cl B *	14,414	275
Hanover Insurance Group Inc/The	4,339	716
Hartford Financial Services Group Inc/The	50,400	6,215
Loews Corp	51,900	4,501
Markel Group Inc *	316	563
Mercury General Corp	6,143	485
MetLife Inc	25,700	2,267
Morningstar Inc	4,745	1,680
Northeast Bank	1,076	106
Northeast Community Bancorp Inc	16,319	492
OceanFirst Financial Corp	73,400	1,518
Old Republic International Corp	137,100	5,343
Palomar Holdings Inc, Cl A *	1,008	109
Popular Inc	77	8
Progressive Corp/The	12,168	3,272
Safety Insurance Group Inc	3,462	297
Selective Insurance Group Inc	3,587	366
Sixth Street Specialty Lending Inc	104,200	2,238
Skyward Specialty Insurance Group Inc *	11,286	611
Universal Insurance Holdings Inc	15,377	348
W R Berkley Corp	20,558	1,327
Western Union Co/The	603,230	6,642
Willis Towers Watson PLC	22,011	7,087

		102,569
Health Care — 16.8%
ACADIA Pharmaceuticals Inc *	13,607	222
Addus HomeCare Corp *	2,627	323
ADMA Biologics Inc *	10,886	219
Alkermes PLC *	17,077	496
Amgen Inc	6,900	1,952
Amphastar Pharmaceuticals Inc *	2,789	126
ANI Pharmaceuticals Inc *	3,805	218
Anika Therapeutics Inc *	12,166	216
Arcellx Inc *	430	38
Ardelyx Inc *	7,272	41
Boston Scientific Corp *	3,122	283

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bristol-Myers Squibb Co	196,100	$11,613
Cardinal Health Inc	69,082	8,445
Catalyst Pharmaceuticals Inc *	17,403	384
Cencora Inc	24,037	6,046
Cigna Group/The	27,483	9,284
Corcept Therapeutics Inc *	3,513	203
CVS Health Corp	93,200	5,578
Elevance Health Inc	1,505	612
Entrada Therapeutics Inc *	1,698	34
Exelixis Inc *	211,451	7,709
Gilead Sciences Inc	108,585	10,053
Haemonetics Corp *	962	84
Halozyme Therapeutics Inc *	7,547	364
Harmony Biosciences Holdings Inc *	4,025	139
HealthStream Inc	15,746	521
Hologic Inc *	6,324	503
Incyte Corp *	107,750	8,037
Innoviva Inc *	18,266	347
Intra-Cellular Therapies Inc *	28,923	2,477
iRadimed Corp	5,595	302
Ironwood Pharmaceuticals Inc, Cl A *	9,367	33
Jazz Pharmaceuticals PLC *	17,000	2,067
Johnson & Johnson	43,400	6,727
Kiniksa Pharmaceuticals International PLC, Cl A *	9,786	216
Krystal Biotech Inc *	1,175	232
Lantheus Holdings Inc *	1,496	133
LeMaitre Vascular Inc	1,389	149
Ligand Pharmaceuticals Inc *	704	85
McKesson Corp	12,954	8,142
Medpace Holdings Inc *	3,976	1,354
Merck & Co Inc	110,418	11,223
Mesa Laboratories Inc	1,108	130
MiMedx Group Inc *	32,343	299
National HealthCare Corp	1,103	138
Neurocrine Biosciences Inc *	12,922	1,638
Option Care Health Inc *	5,928	141
OraSure Technologies Inc *	35,930	136
Organon & Co	28,260	448
Pfizer Inc	58,800	1,541
Prestige Consumer Healthcare Inc *	7,372	625
Protagonist Therapeutics Inc *	5,183	227
Quest Diagnostics Inc	11,300	1,838
Regeneron Pharmaceuticals Inc *	2,413	1,810
SIGA Technologies Inc	7,934	58
Supernus Pharmaceuticals Inc *	5,517	202
Tactile Systems Technology Inc *	7,100	139
UFP Technologies Inc *	872	282
United Therapeutics Corp *	20,734	7,682
Utah Medical Products Inc	279	18
Vanda Pharmaceuticals Inc *	35,268	182
Vertex Pharmaceuticals Inc *	4,726	2,212

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viatris Inc	251,000	$3,286

		130,262
Industrials — 9.5%
ABM Industries Inc	3,434	196
Allison Transmission Holdings Inc	71,930	8,524
Argan Inc	2,224	347
Barrett Business Services Inc	10,947	470
Booz Allen Hamilton Holding Corp, Cl A	17,829	2,642
Cintas Corp	699	158
CSG Systems International Inc	87,200	4,780
Cummins Inc	12,700	4,763
Donaldson Co Inc	22,699	1,772
EMCOR Group Inc	7,988	4,075
Enerpac Tool Group Corp, Cl A	1,699	82
Expeditors International of Washington Inc	35,410	4,307
FTI Consulting Inc *	1,157	234
General Dynamics Corp	10,599	3,010
Golden Ocean Group Ltd	10,507	105
Huron Consulting Group Inc *	1,819	223
Hyster-Yale Inc	508	29
IBEX Holdings Ltd *	7,472	153
Landstar System Inc	13,140	2,443
Leidos Holdings Inc	15,587	2,578
Lockheed Martin Corp	17,012	9,006
LSI Industries Inc	10,293	210
ManpowerGroup Inc	23,816	1,533
Maximus Inc	2,593	193
Miller Industries Inc/TN	2,125	157
National Presto Industries Inc	494	39
Northrop Grumman Corp	12,129	5,939
PACCAR Inc	30,600	3,580
Republic Services Inc, Cl A	2,996	654
Snap-on Inc	11,100	4,104
Textron Inc	42,100	3,605
Trane Technologies PLC	3,472	1,445
Waste Management Inc	9,982	2,278

		73,634
Information Technology — 16.7%
A10 Networks Inc	16,531	282
ACI Worldwide Inc *	5,551	315
Amdocs Ltd	192,047	16,654
Arrow Electronics Inc *	38,100	4,578
Avnet Inc	95,600	5,230
Box Inc, Cl A *	3,291	115
Canon Inc ADR	165,400	5,387
Cirrus Logic Inc *	1,034	108
Cisco Systems Inc	218,300	12,926
Climb Global Solutions Inc	2,339	315
Cognizant Technology Solutions Corp, Cl A	78,774	6,341
CommVault Systems Inc *	2,604	447
Daktronics Inc *	6,881	106
Dell Technologies Inc, Cl C	32,900	4,198

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diebold Nixdorf Inc *	1,320	$61
Dropbox Inc, Cl A *	153,500	4,246
F5 Inc *	9,900	2,478
Fortinet Inc *	8,000	760
Gartner Inc *	8,304	4,301
GoDaddy Inc, Cl A *	27,531	5,439
Hackett Group Inc/The	6,893	216
Hewlett Packard Enterprise Co	418,900	8,889
HP Inc	151,000	5,350
InterDigital Inc	3,363	659
International Business Machines Corp	48,400	11,007
Juniper Networks Inc	58,000	2,083
LiveRamp Holdings Inc *	7,437	226
Motorola Solutions Inc	4,242	2,120
NetApp Inc	21,300	2,612
NVE Corp	1,715	133
OneSpan Inc *	2,094	38
Ooma Inc *	3,674	54
Open Text Corp	46,100	1,404
Oracle Corp	12,700	2,347
OSI Systems Inc *	152	27
PC Connection Inc	5,827	423
Pegasystems Inc	28,734	2,729
QUALCOMM Inc	7,761	1,230
Qualys Inc *	1,587	244
Sapiens International Corp NV	578	16
ServiceNow Inc *	3,016	3,165
Skyworks Solutions Inc	5,712	500
TD SYNNEX Corp	33,700	4,010
Teradata Corp *	25,208	779
Tyler Technologies Inc *	7,978	5,020
Weave Communications Inc *	2,562	35

		129,603
Materials — 2.8%
Berry Global Group Inc	25,900	1,873
CF Industries Holdings Inc	23,600	2,116
Core Molding Technologies Inc *	3,087	51
Glatfelter *	7,156	146
Graphic Packaging Holding Co	75,800	2,281
LyondellBasell Industries NV, Cl A	15,500	1,292
NewMarket Corp	9,918	5,292
Packaging Corp of America	12,088	3,008
Royal Gold Inc	7,021	1,027
Silgan Holdings Inc	12,066	694
Sonoco Products Co	60,600	3,144
Southern Copper Corp	5,146	516

		21,440
Real Estate — 0.1%
Equity Commonwealth *‡	28,862	587
Forestar Group Inc *	6,343	189
RMR Group Inc/The, Cl A	14,936	332

		1,108

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 5.4%
American Electric Power Co Inc	23,900	$2,387
American States Water Co	6,229	531
Avista Corp	6,816	264
Black Hills Corp	2,967	190
California Water Service Group	9,301	476
Consolidated Edison Inc	5,771	581
Consolidated Water Co Ltd	12,111	326
Edison International	386	34
Entergy Corp	13,000	2,030
Evergy Inc	56,500	3,652
Genie Energy Ltd, Cl B	17,637	269
MGE Energy Inc	1,179	123
National Fuel Gas Co	133,213	8,522
New Jersey Resources Corp	4,327	223
Northwest Natural Holding Co	6,716	294
NRG Energy Inc	50,151	5,096
ONE Gas Inc	2,091	163
Otter Tail Corp	26,900	2,169
PG&E Corp	293,677	6,352
Portland General Electric Co	7,034	337
PPL Corp	79,700	2,784
SJW Group	5,707	318
Southwest Gas Holdings Inc	499	39
Spire Inc	6,541	479
TXNM Energy Inc	4,265	209
Unitil Corp	530	32
Vistra Corp	23,900	3,820

		41,700
Total Common Stock
(Cost $580,407) ($ Thousands)		763,495

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	9,760,492	9,760
Total Cash Equivalent
(Cost $9,760) ($ Thousands)		9,760
Total Investments in Securities — 99.7%
(Cost $590,167) ($ Thousands)		$773,255

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	10	Dec-2024	$2,875	$3,025	$150

Percentages are based on Net Assets of $775,662 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

U.S. Managed Volatility Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	763,495	–	–	763,495
Cash Equivalent	9,760	–	–	9,760
Total Investments in Securities	773,255	–	–	773,255

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	150	–	–	150
Total Other Financial Instruments	150	–	–	150

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$14,439	$86,110	$(90,789)	$—	$—	$9,760	$478	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%
Australia — 0.6%
ANZ Group Holdings Ltd	145,300	$2,950
Origin Energy Ltd	51,244	363
Rio Tinto Ltd	106,983	8,241
		11,554

Austria — 0.2%
ANDRITZ AG	60,900	3,402
Oberbank AG	350	26
Telekom Austria AG, Cl A	38,558	320
UNIQA Insurance Group AG	110,046	837
		4,585

Belgium — 0.4%
Ageas SA/NV	88,500	4,464
Colruyt Group N.V	60,325	2,734
		7,198

Canada — 4.9%
AltaGas Ltd	118,100	2,888
Atco Ltd/Canada, Cl I	44,100	1,548
Bank of Nova Scotia/The	56,900	3,245
Barrick Gold Corp	231,767	4,059
Canadian Imperial Bank of Commerce	106,084	6,886
Canadian Tire Corp Ltd, Cl A	39,770	4,385
Canadian Utilities Ltd, Cl A	91,765	2,355
CCL Industries Inc, Cl B	22,575	1,251
CGI Inc, Cl A	14,073	1,593
Cogeco Communications Inc	58,200	2,910
Empire Co Ltd, Cl Common Subs. Receipt	338,286	10,143
Enbridge	53,470	2,319
George Weston Ltd	41,500	6,670
Gildan Activewear Inc	28,243	1,404
Great-West Lifeco Inc, Cl Common Subs. Receipt	78,800	2,837
Kinross Gold Corp	259,169	2,538
Loblaw Cos Ltd	105,067	13,635
Manulife Financial Corp, Cl Common Subs. Receipt	197,600	6,360
Metro Inc/CN, Cl A	115,149	7,503
Power Corp of Canada	35,181	1,185
Quebecor Inc, Cl B	102,800	2,427
Royal Bank of Canada	53,000	6,668
Sun Life Financial Inc	32,400	1,994
		96,803

China — 0.0%
BOC Hong Kong Holdings Ltd	91,500	281
Fountain SET Holdings Ltd	174,279	14
		295

Denmark — 0.6%
AP Moller - Maersk A/S, Cl A	431	706
AP Moller - Maersk A/S, Cl B	1,378	2,337
Danske Bank A/S	197,850	5,680
Novo Nordisk A/S, Cl B	7,499	804

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ROCKWOOL A/S, Cl B	6,543	$2,385
Schouw & Co A/S	7,494	590
		12,502

Finland — 0.2%
Elisa Oyj, Cl A	97,021	4,394

France — 2.7%
Bouygues SA	177,913	5,291
Carrefour SA	521,005	7,924
Cie Generale des Etablissements Michelin SCA	148,383	4,819
Danone SA	43,983	3,004
Engie SA	253,324	4,036
Orange SA	1,349,796	14,378
Societe BIC SA	77,200	5,145
TotalEnergies SE	133,400	7,745
Vivendi SE	53,674	493
		52,835

Germany — 0.7%
Adtran Networks	929	20
Allianz SE	12,800	3,950
Bayerische Motoren Werke AG	45,600	3,372
Deutsche Telekom AG	89,100	2,850
Evonik Industries AG	3,758	69
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,900	2,558
Pfeiffer Vacuum Technology	294	48
		12,867

Hong Kong — 1.5%
Chinney Investments Ltd	88,000	8
CLP Holdings Ltd	21,500	180
Dah Sing Banking Group Ltd	55,711	51
Dah Sing Financial Holdings	8,000	26
HK Electric Investments & HK Electric Investments Ltd	3,029,000	2,032
HKT Trust & HKT	5,304,000	6,591
Jardine Matheson Holdings Ltd	42,300	1,847
PCCW Ltd	2,635,000	1,436
Power Assets Holdings Ltd	818,000	5,361
SmarTone Telecommunications Holdings Ltd	59,013	30
Sun Hung Kai Properties Ltd	239,000	2,373
Swire Pacific Ltd, Cl A	225,000	1,852
Transport International Holdings Ltd	13,200	14
VTech Holdings Ltd	62,233	425
WH Group Ltd	7,773,500	6,164
Yue Yuen Industrial Holdings Ltd	22	–
		28,390

Israel — 1.1%
Check Point Software Technologies Ltd *	77,706	14,142
FIBI Holdings Ltd	5,079	251
Ituran Location and Control	5,080	153

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nice Ltd *	6,898	$1,244
Nova Ltd *	1,456	268
Radware Ltd *	48,163	1,144
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	23,983	1,609
Sapiens International Corp NV	6,407	175
Shufersal Ltd	62,917	632
Tower Semiconductor *	25,878	1,220
		20,838

Italy — 0.8%
A2A SpA	2,477,500	5,592
Edison	49,759	96
Enel SpA	16,734	120
Eni SpA	638,100	9,035
Ferretti	18,800	55
RAI Way	37,781	207
		15,105

Japan — 8.4%
Achilles Corp	2,300	22
Aeon Delight Co Ltd	10,700	315
Aeon Kyushu	700	12
Ahjikan Co Ltd	5,308	41
Aichi Electric Co Ltd	1,000	26
Aisin Corp	135,800	1,427
Alinco	8,300	53
Amano Corp	32,500	923
Anritsu Corp	279,100	2,134
Arcs Co Ltd	59,100	987
Asahi Co Ltd	28,300	298
Asante Inc	10,000	109
Autobacs Seven Co Ltd	57,600	547
Axial Retailing Inc	24,600	147
Belc Co Ltd	5,200	231
B-R31 Ice Cream, Cl R	1,700	46
Bridgestone Corp	151,200	5,385
Brother Industries Ltd	291,700	5,118
Canon Electronics Inc	3,800	63
Canon Inc	242,100	7,847
Cawachi Ltd	34,400	579
Central Japan Railway Co	208,800	4,292
Chubu Electric Power Co Inc	522,900	5,512
Citizen Watch Co Ltd	407,900	2,404
Create Medic Co Ltd	2,784	17
Daito Trust Construction Co Ltd	35,900	3,998
Daiwa House Industry Co Ltd	6,400	200
Doshisha Co Ltd	6,100	85
Earth Corp	31,000	1,115
Ebara Foods Industry Inc	1,600	30
Eco's Co Ltd/Japan	700	9
Eiken Chemical Co Ltd	5,100	76
ENEOS Holdings Inc	1,078,100	5,806
ESTELLE Holdings Co Ltd	6,000	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ezaki Glico Co Ltd	52,400	$1,531
FJ Next Holdings Co Ltd	11,400	87
Focus Systems	3,900	28
FTGroup Co Ltd	3,900	31
Fujicco Co Ltd	11,100	126
Fujiya Co Ltd	2,100	37
Fumakilla	3,300	23
Gakken Holdings Co Ltd	39,100	266
Gakkyusha Co Ltd	6,100	77
Heiwado Co Ltd	80,400	1,229
Hogy Medical	2,200	70
Hokkaido Coca-Cola Bottling	3,500	67
Hokkan Holdings Ltd	5,800	66
Hokuto Corp	24,700	285
Honda Motor Co Ltd	699,300	6,014
House Foods Group Inc	89,800	1,696
Idemitsu Kosan Co Ltd	532,200	3,543
Inaba Seisakusho	19,400	225
Itochu Enex Co Ltd	6,700	72
Itochu-Shokuhin Co Ltd	953	44
Itoham Yonekyu Holdings Inc	7,920	199
Japan Tobacco Inc	390,200	10,961
J-Oil Mills Inc	32,400	473
JSP Corp	26,800	372
Kaken Pharmaceutical Co Ltd	39,400	1,134
Kakiyasu Honten Co Ltd	10,200	187
Kameda Seika Co Ltd	1,800	50
Kansai Electric Power Co Inc/The	67,800	869
Kato Sangyo Co Ltd	12,700	378
KDDI Corp	11,300	372
Kenko Mayonnaise	3,400	48
Kewpie Corp	72,800	1,667
Key Coffee Inc	6,400	88
Kirin Holdings Co Ltd	66,300	922
Kitano Construction Corp	1,300	37
Komeri Co Ltd	15,900	340
Kuriyama Holdings	8,700	71
Kyorin Pharmaceutical Co Ltd	24,100	236
Lion Corp	169,700	2,019
Mandom Corp	4,100	35
Marudai Food Co Ltd	1,300	15
Marvelous Inc	13,900	53
McDonald's Holdings Co Japan Ltd	40,400	1,665
Megmilk Snow Brand Co Ltd	63,600	1,161
MEIJI Holdings Co Ltd	91,500	1,950
Ministop Co Ltd	4,200	49
Miroku Jyoho Service Co Ltd	8,900	112
Mitsubishi Chemical Group Corp	51,200	268
Mitsubishi Shokuhin Co Ltd	7,400	237
Mitsui DM Sugar Holdings Co Ltd	5,900	125
Miyoshi Oil & Fat Co Ltd	11,518	111
Mizuho Financial Group Inc	394,000	9,927
Mochida Pharmaceutical Co Ltd	4,200	93

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Morinaga & Co Ltd/Japan	33,400	$608
Morozoff Ltd	3,622	107
MS&AD Insurance Group Holdings Inc	40,500	901
Nagase Brothers	2,000	24
NH Foods Ltd	16,100	552
Nihon Chouzai Co Ltd	15,400	146
Nihon Denkei Co Ltd	2,500	29
Nikko Co Ltd/Hyogo	7,600	36
Nintendo Co Ltd	12,900	757
Nippn Corp	99,700	1,410
Nippon Air Conditioning Services Co Ltd	5,300	35
Nippon Beet Sugar Manufacturing Co Ltd	1,900	30
Nippon Carbon Co Ltd	10,800	315
Nippon Ceramic Co Ltd	9,600	168
Nippon Kanzai Holdings	2,300	39
Nippon Seisen Co Ltd	2,000	17
Nippon Telegraph & Telephone Corp	958,300	979
Nisshin Oillio Group Ltd/The	14,049	471
Nitto Fuji Flour Milling	700	30
Nittoc Construction Co Ltd	10,800	71
Noevir Holdings	15,100	496
Obayashi Corp	5,600	80
Oiles Corp	6,500	101
Okaya	400	19
Okinawa Cellular Telephone Co	14,622	425
Okuwa Co Ltd	35,200	215
Oracle Corp Japan	11,600	1,183
Osaka Gas Co Ltd	131,500	2,875
Otsuka Corp	2,900	72
OUG Holdings Inc	2,682	46
Ozu Corp	2,400	26
Pigeon Corp	63,600	623
Prima Meat Packers Ltd	48,900	710
Pro-Ship	3,500	36
Raito Kogyo Co Ltd	17,200	250
S&B Foods	800	27
Sakata Seed	3,800	87
San-A Co Ltd, Cl A	97,400	1,772
Sanki Engineering Co Ltd	3,800	73
Sanyo Chemical Industries Ltd	21,600	566
Seiko Epson Corp	313,800	5,557
Senko Group Holdings Co Ltd	429,100	4,300
Shindengen Electric Manufacturing	2,400	38
Showa Sangyo Co Ltd	36,500	674
SK Kaken	500	30
SKY Perfect JSAT Holdings Inc	378,000	2,175
SoftBank Corp	5,048,000	6,490
Sojitz Corp	293,900	5,969
SRA Holdings	8,100	231
ST Corp	5,400	53
Step	4,400	59
Studio Alice Co Ltd	5,900	82
Sumitomo Corp	174,600	3,730

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sumitomo Electric Industries Ltd	56,800	$1,091
Sundrug Co Ltd	74,800	1,836
Takamatsu Construction Group Co Ltd	9,300	162
Takeda Pharmaceutical Co Ltd	64,100	1,743
TKC Corp	7,400	190
TOKAI Holdings Corp	115,800	708
Tokyo Individualized Educational Institute Inc	11,500	30
Torigoe	5,400	25
Trend Micro Inc/Japan	98,000	5,370
Unicafe Inc	9,700	61
United Super Markets Holdings Inc	123,600	705
Uoriki Co Ltd	1,400	22
Valor Holdings Co Ltd	19,400	279
Vital KSK Holdings Inc	14,300	113
Watahan	2,200	22
Wowow Inc	10,676	70
Yamaguchi Financial Group Inc	365,000	3,864
Yamaya Corp	2,100	40
Yaoko Co Ltd	25,200	1,550
Zaoh Co Ltd	2,000	32
Zenkoku Hosho Co Ltd	6,100	218
Zenrin Co Ltd	33,100	178
ZERIA Pharmaceutical Co Ltd	11,800	183
		165,906

Netherlands — 2.5%
Acomo NV	1,372	25
ASR Nederland NV	48,900	2,340
EXOR NV	5,280	522
Koninklijke Ahold Delhaize NV	728,975	25,139
Koninklijke KPN NV	1,677,050	6,503
NN Group NV	123,900	5,754
Wolters Kluwer NV	47,195	7,873
		48,156

New Zealand — 0.0%
Channel Infrastructure NZ	23,683	25
Spark New Zealand Ltd	110,806	192
		217

Norway — 1.1%
AMSC ASA	83,585	209
DNB Bank ASA	110,588	2,308
Orkla ASA	1,048,305	9,663
Public Property Invest *	23,565	38
Sparebank 1 Oestlandet	17,298	236
SpareBank 1 SMN	58,981	875
Sparebanken More	280	2
Sparebanken Vest	29,474	352
Storebrand, Cl A	55,596	610
Telenor ASA	609,329	7,165
Veidekke ASA	6,922	86
		21,544

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Portugal — 0.0%
EDP	182,101	$658
NOS SGPS SA	36,350	133
		791

Singapore — 1.5%
DBS Group Holdings Ltd	105,020	3,324
Jardine Cycle & Carriage Ltd	149,200	3,144
Oversea-Chinese Banking Corp Ltd	704,300	8,553
Sheng Siong Group Ltd	1,456,233	1,792
Singapore Exchange Ltd	392,600	3,725
Singapore Telecommunications Ltd	482,400	1,115
United Overseas Bank Ltd	307,400	8,337
		29,990

Spain — 1.1%
Aena SME SA	20,019	4,330
Ebro Foods SA	34,992	592
Iberdrola SA	22,446	320
Logista Integral SA	272,601	8,718
Miquel y Costas & Miquel SA	2,889	38
Puig Brands, Cl B *	30,342	639
Redeia Corp SA	210,927	3,765
Repsol SA	210,200	2,625
		21,027

Sweden — 2.0%
Essity AB, Cl B	321,661	8,844
Industrivarden AB, Cl C	48,354	1,583
Securitas AB, Cl B	11,608	146
Svenska Handelsbanken AB, Cl A	492,100	5,115
Swedbank AB, Cl A	334,500	6,550
Telefonaktiebolaget LM Ericsson, Cl B	810,017	6,579
Telia Co AB	962,626	2,817
Volvo AB, Cl A	66,756	1,669
Volvo AB, Cl B	264,758	6,586
		39,889

Switzerland — 3.2%
Basellandschaftliche Kantonalbank	120	116
Berner Kantonalbank AG	796	210
Galderma Group *	71,826	7,358
Givaudan SA	525	2,313
Investis Holding SA	813	101
Logitech International SA	1,167	95
Novartis AG	278,274	29,460
Sandoz Group AG	34,420	1,568
Schindler Holding AG	21,891	6,289
SGS	20,597	2,045
Swatch Group AG/The	14,005	497
Swisscom AG	11,481	6,627
TE Connectivity	43,950	6,642
Walliser Kantonalbank	687	86
Zug Estates Holding AG, Cl B	34	77
		63,484

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Kingdom — 3.6%
3i Group PLC	54,900	$2,588
Aferian PLC, Cl A *	28,544	1
Balfour Beatty	1,071,100	6,132
British American Tobacco PLC	134,300	5,100
CK Hutchison Holdings Ltd	1,342,000	6,985
Coca-Cola Europacific Partners PLC	5,937	461
HSBC Holdings PLC	895,000	8,335
Imperial Brands PLC	380,300	12,418
J Sainsbury PLC	743,977	2,470
Kingfisher PLC	1,216,400	3,827
Odfjell Technology Ltd	214	1
Sage Group PLC/The	425,325	7,093
Spirent Communications PLC *	674,657	1,469
Tesco PLC	1,026,295	4,780
Unilever PLC	82,459	4,927
Vodafone Group PLC	3,440,305	3,099
		69,686

United States — 59.7%
A O Smith Corp	8,916	664
Abbott Laboratories	80,965	9,616
AbbVie Inc	20,029	3,664
Aflac Inc	27,600	3,146
Allison Transmission Holdings Inc	91,800	10,878
Allstate Corp/The	38,764	8,039
Alphabet Inc, Cl A	57,996	9,798
Alphabet Inc, Cl C	21,674	3,695
Altria Group Inc	341,424	19,714
Amazon.com Inc *	12,715	2,643
Amdocs Ltd	208,528	18,084
American Electric Power Co Inc	4,277	427
American Tower Corp, Cl A ‡	7,952	1,662
AMETEK Inc	18,643	3,624
Apple Inc	41,183	9,774
AptarGroup Inc	47,075	8,142
Archer-Daniels-Midland Co	100,900	5,509
Arrow Electronics Inc *	49,300	5,924
AT&T Inc	1,322,866	30,638
Automatic Data Processing Inc	21,142	6,489
Avnet Inc	64,600	3,534
Bank of New York Mellon Corp/The	284,425	23,286
Baxter International Inc	61,647	2,078
Becton Dickinson & Co	3,146	698
Berkshire Hathaway Inc, Cl B *	19,305	9,325
Berry Global Group Inc	44,400	3,211
Best Buy Co Inc	3,301	297
Blue Owl Capital Corp	302,500	4,604
Booz Allen Hamilton Holding Corp, Cl A	7,117	1,055
Box Inc, Cl A *	64,395	2,260
Bristol-Myers Squibb Co	277,600	16,439
CACI International Inc, Cl A *	5,942	2,733
Campbell Soup Co	52,668	2,433
Cardinal Health Inc	5,962	729

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cboe Global Markets Inc	21,805	$4,707
Cencora Inc	20,025	5,037
Centene Corp *	74,651	4,479
CH Robinson Worldwide Inc	14,161	1,495
Chemed Corp	12,092	6,921
Chevron Corp	58,800	9,521
Chipotle Mexican Grill Inc, Cl A *	6,030	371
Church & Dwight Co Inc	85,469	9,413
Cigna Group/The	24,621	8,317
Cintas Corp	43,159	9,745
Cisco Systems Inc	512,809	30,363
Clorox Co/The	38,981	6,516
CME Group Inc, Cl A	10,104	2,405
Coca-Cola Co/The	113,830	7,294
Cognizant Technology Solutions Corp, Cl A	50,200	4,041
Colgate-Palmolive Co	100,882	9,748
Comcast Corp, Cl A	572,526	24,727
CommVault Systems Inc *	35,902	6,160
Conagra Brands Inc	239,143	6,588
Consolidated Edison Inc	36,710	3,693
Costco Wholesale Corp	12,572	12,218
CSG Systems International Inc	46,100	2,527
Cummins Inc	10,100	3,788
CVS Health Corp	166,976	9,993
CyberArk Software Ltd *	1,622	525
DaVita Inc *	3,066	509
Dolby Laboratories Inc, Cl A	89,682	7,024
Dominion Energy Inc	64,889	3,812
Domino's Pizza Inc	4,371	2,081
Dropbox Inc, Cl A *	110,717	3,062
DT Midstream Inc	28,882	3,065
Duke Energy Corp	11,209	1,312
eBay Inc	111,273	7,042
Ecolab Inc	5,884	1,464
Edison International	519	46
Electronic Arts Inc	116,333	19,040
Elevance Health Inc	3,522	1,433
EMCOR Group Inc	11,137	5,681
Entergy Corp	27,300	4,263
Everest Group Ltd	9,913	3,842
Evergy Inc	78,698	5,086
Eversource Energy	17,769	1,146
Exelixis Inc *	157,319	5,736
Expeditors International of Washington Inc	29,034	3,532
Exxon Mobil Corp	51,600	6,087
F5 Inc *	73,757	18,465
FedEx Corp	6,363	1,926
FirstEnergy Corp	93,303	3,970
Ford Motor Co	233,500	2,599
Fortinet Inc *	8,251	784
Fox Corp	152,881	7,089
Garmin Ltd	16,319	3,469
Gen Digital Inc	221,100	6,821

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
General Dynamics Corp	11,928	$3,388
General Mills Inc	115,925	7,681
General Motors Co	67,700	3,763
Gilead Sciences Inc	208,272	19,282
Glatfelter *	12,268	251
Golub Capital BDC Inc	92,718	1,453
Grand Canyon Education Inc *	2,812	463
Graphic Packaging Holding Co	109,400	3,292
GSK PLC	598,289	10,152
Haleon PLC	434,258	2,066
Hartford Financial Services Group Inc/The	96,300	11,875
Hewlett Packard Enterprise Co	348,800	7,402
Hologic Inc *	22,149	1,761
HP Inc	201,500	7,139
Huntington Ingalls Industries Inc	7,437	1,472
Incyte Corp *	143,472	10,702
Ingredion Inc	87,078	12,830
Intercontinental Exchange Inc	41,390	6,662
International Business Machines Corp	99,910	22,721
Johnson & Johnson	131,028	20,311
Keurig Dr Pepper Inc	14,269	466
Kimberly-Clark Corp	86,626	12,071
Kinder Morgan Inc	130,100	3,678
Kraft Heinz Co/The	391,891	12,529
Kroger Co/The	254,200	15,527
Leidos Holdings Inc	48,354	7,998
Lockheed Martin Corp	34,881	18,466
Loews Corp	64,100	5,559
Marsh & McLennan Cos Inc	41,885	9,769
Mastercard Inc, Cl A	12,336	6,574
McDonald's Corp	8,775	2,597
McKesson Corp	15,484	9,732
Medtronic PLC	44,319	3,835
Merck & Co Inc	207,973	21,138
Meta Platforms Inc, Cl A	9,719	5,582
Microsoft Corp	20,872	8,838
Molson Coors Beverage Co, Cl B	212,563	13,192
Mondelez International Inc, Cl A	23,652	1,536
Moody's Corp	11,344	5,672
Motorola Solutions Inc	19,749	9,869
National Fuel Gas Co	98,400	6,295
NetApp Inc	61,916	7,593
Neurocrine Biosciences Inc *	29,239	3,706
NewMarket Corp	11,700	6,243
Northrop Grumman Corp	11,893	5,823
NRG Energy Inc	17,684	1,797
NVIDIA Corp	65,560	9,064
Old Republic International Corp	157,400	6,134
Organon & Co	30,990	492
PACCAR Inc	47,186	5,521
Pfizer Inc	129,900	3,405
Philip Morris International Inc	69,259	9,216
PPL Corp	27,110	947

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Procter & Gamble Co/The	83,981	$15,054
Progressive Corp/The	32,068	8,622
Provident Financial Holdings Inc	2,655	43
Regeneron Pharmaceuticals Inc *	6,342	4,758
Republic Services Inc, Cl A	58,010	12,664
ResMed Inc	2,402	598
Roche Holding AG	33,993	9,946
Roper Technologies Inc	12,140	6,877
Royal Gold Inc	17,200	2,516
Royalty Pharma PLC, Cl A	40,376	1,076
Sanmina Corp *	47,400	3,764
Sanofi SA	60,100	5,846
Shell PLC	203,300	6,542
Sonoco Products Co	51,900	2,693
Spotify Technology SA *	5,868	2,799
Stryker Corp	406	159
TD SYNNEX Corp	37,800	4,498
TEGNA Inc	302,600	5,680
T-Mobile US Inc	57,541	14,209
Tyler Technologies Inc *	7,217	4,541
Tyson Foods Inc, Cl A	26,461	1,707
UL Solutions Inc, Cl A	128,842	6,923
United Therapeutics Corp *	37,789	14,000
Universal Health Services Inc, Cl B	6,212	1,273
Veeva Systems Inc, Cl A *	6,577	1,499
Veralto Corp	62,702	6,784
Verisk Analytics Inc, Cl A	2,782	818
Verizon Communications Inc	880,658	39,048
Viatris Inc	106,079	1,389
Visa Inc, Cl A	5,352	1,686
Walmart Inc	137,317	12,702
Waste Connections Inc	30,922	5,952
Waste Management Inc	36,494	8,329
Western Union Co/The	535,000	5,890
WK Kellogg Co	27,325	568
Yum! Brands Inc	5,236	727
		1,173,500

Total Common Stock
(Cost $1,679,118) ($ Thousands)		1,901,556

PREFERRED STOCK — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG, 6.320%	9,954	678
Henkel AG & Co KGaA (A)	144,212	12,301

Total Preferred Stock
(Cost $12,149) ($ Thousands)		12,979

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
New Zealand — 0.0%
Channel Infrastructure NZ, Expires 12/12/2024, Strike Price 1.6 NZD *	1,954	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	51,953,678	51,954
Total Cash Equivalent
(Cost $51,954) ($ Thousands)		51,954
Total Investments in Securities — 100.1%
(Cost $1,743,221) ($ Thousands)		$1,966,489

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	33	Dec-2024	$1,666	$1,679	$4
FTSE 100 Index	10	Dec-2024	1,044	1,055	(1)
Hang Seng Index	6	Dec-2024	741	752	11
S&P 500 Index E-MINI	30	Dec-2024	8,953	9,078	125
SPI 200 Index	9	Dec-2024	1,236	1,241	2
TOPIX Index	8	Dec-2024	1,397	1,426	(11)
			$15,037	$15,231	$130

A list of the open forward foreign currency contracts held by the Fund at November 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/12/24	NZD	164	USD	99	$1
Barclays PLC	12/12/24	SGD	19,223	USD	14,547	199
Barclays PLC	12/12/24	SEK	199,221	USD	18,618	356
BNP Paribas	12/12/24	DKK	18,457	USD	2,673	57
BNP Paribas	12/12/24	CHF	30,679	USD	35,297	419
BNP Paribas	12/12/24	CAD	47,967	USD	34,502	225
Brown Brothers Harriman	12/12/24	USD	2	NZD	4	—
Brown Brothers Harriman	12/12/24	USD	2	NZD	3	—
Brown Brothers Harriman	12/12/24	NZD	4	USD	2	—
Brown Brothers Harriman	12/12/24	NZD	6	USD	3	—
Brown Brothers Harriman	12/12/24	USD	68	DKK	481	—
Brown Brothers Harriman	12/12/24	USD	41	DKK	290	—
Brown Brothers Harriman	12/12/24	USD	71	SGD	96	—
Brown Brothers Harriman	12/12/24	USD	382	SGD	512	—
Brown Brothers Harriman	12/12/24	USD	112	NOK	1,240	—
Brown Brothers Harriman	12/12/24	USD	346	NOK	3,817	—
Brown Brothers Harriman	12/12/24	AUD	387	USD	255	2
Brown Brothers Harriman	12/12/24	AUD	364	USD	236	(1)
Brown Brothers Harriman	12/12/24	USD	626	SEK	6,845	2
Brown Brothers Harriman	12/12/24	USD	261	SEK	2,840	—
Brown Brothers Harriman	12/12/24	SGD	426	USD	320	2
Brown Brothers Harriman	12/12/24	SGD	509	USD	378	(2)
Brown Brothers Harriman	12/12/24	USD	984	AUD	1,517	4
Brown Brothers Harriman	12/12/24	USD	157	AUD	241	—
Brown Brothers Harriman	12/12/24	USD	1,009	CAD	1,414	1
Brown Brothers Harriman	12/12/24	USD	167	CAD	232	(1)
Brown Brothers Harriman	12/12/24	CHF	394	USD	449	2
Brown Brothers Harriman	12/12/24	CHF	929	USD	1,045	(11)
Brown Brothers Harriman	12/12/24	GBP	999	USD	1,284	14
Brown Brothers Harriman	12/12/24	GBP	1,073	USD	1,348	(16)
Brown Brothers Harriman	12/12/24	USD	108	HKD	844	—
Brown Brothers Harriman	12/12/24	USD	2,190	HKD	17,035	—
Brown Brothers Harriman	12/12/24	USD	1,594	EUR	1,509	1
Brown Brothers Harriman	12/12/24	USD	1,655	EUR	1,567	(6)
Brown Brothers Harriman	12/12/24	HKD	1,112	USD	143	—
Brown Brothers Harriman	12/12/24	HKD	3,141	USD	404	—

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/12/24	USD	4,130	CHF	3,648	$17
Brown Brothers Harriman	12/12/24	USD	313	CHF	275	—
Brown Brothers Harriman	12/12/24	EUR	2,766	USD	2,951	28
Brown Brothers Harriman	12/12/24	EUR	2,849	USD	2,978	(33)
Brown Brothers Harriman	12/12/24	DKK	6,108	USD	867	2
Brown Brothers Harriman	12/12/24	DKK	739	USD	104	(1)
Brown Brothers Harriman	12/12/24	USD	6,257	GBP	4,948	31
Brown Brothers Harriman	12/12/24	USD	757	GBP	595	—
Brown Brothers Harriman	12/12/24	NOK	2,943	USD	267	1
Brown Brothers Harriman	12/12/24	NOK	5,767	USD	519	(3)
Brown Brothers Harriman	12/12/24	USD	11,170	JPY	1,710,074	238
Brown Brothers Harriman	12/12/24	CAD	1,508	USD	1,081	3
Brown Brothers Harriman	12/12/24	CAD	14,091	USD	10,035	(34)
Brown Brothers Harriman	12/12/24	SEK	4,421	USD	408	3
Brown Brothers Harriman	12/12/24	SEK	73,378	USD	6,698	(29)
Brown Brothers Harriman	12/12/24	JPY	577,834	USD	3,744	(111)
Standard Chartered	12/12/24	AUD	13,200	USD	8,761	162
Standard Chartered	12/12/24	GBP	39,355	USD	50,962	945
Standard Chartered	12/12/24	EUR	91,927	USD	99,158	2,015
Standard Chartered	12/12/24	HKD	153,368	USD	19,740	28
Standard Chartered	12/12/24	JPY	14,420,615	USD	95,005	(1,197)
Westpac Banking	12/12/24	NOK	121,461	USD	11,135	146
						$3,459

Percentages are based on Net Assets of $1,964,704 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,901,556	–	–	1,901,556
Preferred Stock	12,979	–	–	12,979
Rights^	–	–	–	–
Cash Equivalent	51,954	–	–	51,954
Total Investments in Securities	1,966,489	–	–	1,966,489

^ This category includes securities with a value of $0.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	142	–	–	142
Unrealized Depreciation	(12)	–	–	(12)
Forward Contracts*
Unrealized Appreciation	–	4,904	–	4,904
Unrealized Depreciation	–	(1,445)	–	(1,445)
Total Other Financial Instruments	130	3,459	–	3,589

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$13,765	$100,595	$(114,337)	$3	$(26)	$—	$14	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,279	859,405	(822,730)	—	—	51,954	687	—
Totals	$29,044	$960,000	$(937,067)	$3	$(26)	$51,954	$701	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.2%
Australia — 2.8%
ANZ Group Holdings Ltd	339,110	$6,886
Aristocrat Leisure Ltd	689,260	30,421
Aurelia Metals Ltd *	381,151	42
BlueScope Steel Ltd	1,248,194	17,995
Brambles Ltd	791,670	9,814
Breville Group Ltd	54,667	1,196
Charter Hall Group ‡	114,138	1,169
Clarity Pharmaceuticals Ltd *	283,303	1,183
Cochlear Ltd	23,936	4,744
Codan Ltd	115,034	1,173
Commonwealth Bank of Australia	68,728	7,100
Computershare Ltd	1,295,913	26,922
De Grey Mining Ltd *	1,327,916	1,315
Evolution Mining Ltd	207,552	684
Gold Road Resources Ltd	1,073,063	1,304
Goodman Group ‡	211,875	5,232
HUB24 Ltd	27,223	1,337
Humm Group Ltd	48,792	21
JB Hi-Fi Ltd	22,536	1,334
Medibank Pvt Ltd	664,957	1,655
Netwealth Group Ltd	92,864	1,863
NEXTDC Ltd *	194,062	2,057
Northern Star Resources Ltd	744,918	8,497
OceanaGold Corp	45,300	143
Orica Ltd	123,060	1,452
Pro Medicus Ltd	137,209	22,515
Qantas Airways Ltd *	1,319,942	7,541
Qube Holdings Ltd	900,077	2,334
REA Group Ltd	9,273	1,519
Rio Tinto Ltd	423,573	32,627
Sandfire Resources Ltd *	182,589	1,233
Sigma Healthcare Ltd	1,412,966	2,660
Vault Minerals Ltd *	5,897,703	1,345
Westpac Banking Corp	145,590	3,164
WiseTech Global Ltd	16,875	1,408
Zip Co Ltd *	241,723	538
		212,423

Austria — 0.2%
Erste Group Bank AG	268,949	14,743
Raiffeisen Bank International AG	163,914	3,196
		17,939

Belgium — 0.6%
Anheuser-Busch InBev SA/NV	305,900	16,458
Colruyt Group N.V	12,141	550
KBC Group NV	9,711	700
Lotus Bakeries NV	107	1,286
Syensqo SA	401,581	29,801
UCB SA	3,073	602
		49,397

Brazil — 1.9%
Ambev SA	10,789,400	22,769

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Banco BTG Pactual SA	276,400	$1,390
Banco do Brasil SA	9,383,100	38,644
BRF SA	608,600	2,518
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	146,600	2,251
Gerdau SA ADR	718,955	2,416
JBS S/A	567,900	3,515
NU Holdings Ltd/Cayman Islands, Cl A *	249,760	3,129
Pagseguro Digital Ltd, Cl A *	203,496	1,494
Petroleo Brasileiro SA ADR	242,662	3,465
Pluxee NV *	325,991	7,002
Ser Educacional SA *	19,600	20
Telefonica Brasil SA	3,241,333	26,753
TIM SA/Brazil	267,000	693
TOTVS SA	3,494,200	15,971
Ultrapar Participacoes SA	271,700	800
Vale SA	727,800	7,205
VTEX, Cl A *	4,020	25
Wheaton Precious Metals Corp	34,862	2,169
		142,229

Burkina Faso — 0.0%
IAMGOLD Corp *	338,703	1,867

Cameroon — 0.0%
Golar LNG Ltd	44,748	1,762

Canada — 4.7%
ADENTRA Inc	6,512	192
Aecon Group Inc	23,343	480
Agnico Eagle Mines Ltd	102,160	8,614
Alamos Gold Inc, Cl A	193,648	3,680
Aritzia Inc *	122,437	4,078
Atco Ltd/Canada, Cl I	67,267	2,361
Athabasca Oil Corp *	242,300	889
Barrick Gold Corp	1,654,132	28,968
Bird Construction Inc	40,100	884
Brookfield Corp	39,091	2,400
Brookfield Corp, Cl A	38,739	2,381
BRP Inc	259,727	12,686
Calfrac Well Services Ltd *	14,470	40
Canaccord Genuity Group Inc	25,165	196
Canadian Imperial Bank of Commerce	334,301	21,699
Canadian Natural Resources Ltd	42,016	1,426
Cargojet Inc	15,217	1,314
Cascades Inc	30,453	264
CCL Industries Inc, Cl B	61,472	3,407
Celestica Inc *	60,274	5,182
Centerra Gold Inc	374,889	2,262
CES Energy Solutions Corp	321,872	2,221
CI Financial Corp	85,100	1,887
Cogeco Inc	1,976	87
Colliers International Group Inc	8,955	1,373
Constellation Software (A)	2,560	–
Coveo Solutions Inc *	19,580	102

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dollarama Inc	474,522	$49,426
DREAM Unlimited Corp, Cl A	4,231	76
Dundee Precious Metals Inc	406,300	3,807
E-L Financial Corp Ltd	100	103
Element Fleet Management Corp	163,033	3,458
Empire Co Ltd, Cl A	203,886	6,113
Enbridge Inc	80,997	3,504
Enerflex Ltd	92,700	847
Enghouse Systems Ltd	54,897	1,144
Evertz Technologies Ltd	2,800	24
Fairfax Financial Holdings Ltd	1,400	1,986
Fiera Capital Corp, Cl A	78,428	545
Finning International Inc	35,500	969
FirstService Corp	2,700	527
Fortuna Mining Corp *	301,992	1,456
Freehold Royalties Ltd	168,334	1,675
Great-West Lifeco Inc	151,285	5,447
Hammond Power Solutions Inc, Cl A	10,808	1,096
Headwater Exploration Inc	285,573	1,403
Hydro One Ltd	43,414	1,420
iA Financial Corp Inc	234,012	22,367
IGM Financial Inc	36,937	1,248
Jaguar Mining Inc *	45,500	123
Kinross Gold Corp	403,623	3,952
Leon's Furniture Ltd	2,292	44
Magna International Inc, Cl A	651,080	29,534
Manulife Financial Corp	861,386	27,728
Martinrea International Inc	32,475	236
MDA Space Ltd *	61,574	1,183
Mullen Group Ltd	13,738	152
National Bank of Canada	51,921	5,144
New Gold Inc *	119,611	329
North West Co Inc/The	8,635	318
Paramount Resources Ltd, Cl A	30,124	674
Pason Systems Inc	110,347	1,117
Pembina Pipeline Corp	53,502	2,204
Russel Metals Inc	6,700	220
Secure Energy Services Inc	443,791	5,024
Shopify Inc, Cl A *	40,648	4,698
Softchoice Corp	300	5
Source Energy Services Ltd *	6,200	73
South Bow Corp *	6,989	184
Sprott Inc	10,200	450
SSR Mining Inc	130,776	760
Suncor Energy Inc	28,237	1,124
Thomson Reuters Corp	53,106	8,664
TMX Group Ltd	511,202	16,163
Torex Gold Resources Inc *	65,552	1,390
Toromont Industries Ltd	282,517	23,204
TransAlta Corp	132,165	1,498
Victoria Gold Corp/Vancouver *	1,652	–
Winpak Ltd	9,784	339

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WSP Global Inc	11,593	$2,061
		356,309

Chile — 0.0%
Falabella SA *	493,446	1,686

China — 5.5%
Agricultural Bank of China Ltd, Cl H	43,343,000	21,611
Alibaba Group Holding Ltd	3,214,400	34,554
Alibaba Group Holding Ltd ADR	58,414	5,104
Aluminum Corp of China Ltd, Cl H	2,082,000	1,236
Anker Innovations Technology Co Ltd, Cl A	139,670	1,584
ANTA Sports Products Ltd	155,400	1,536
APT Medical Inc, Cl A	25,040	1,255
Autohome Inc ADR	15,425	424
Baidu Inc, Cl A *	1,237,100	12,925
BeiGene Ltd *	71,200	1,178
Beijing Roborock Technology Co Ltd, Cl A	39,306	1,166
Bilibili Inc ADR *	59,627	1,143
Bilibili Inc, Cl Z *	196,620	3,765
Bluestar Adisseo Co, Cl A	770,600	1,151
Bosideng International Holdings Ltd	3,244,000	1,688
BYD Co Ltd, Cl H	43,500	1,418
Capital Securities Co Ltd, Cl A	471,800	1,573
CGN Power Co Ltd, Cl H	4,417,000	1,464
China CITIC Financial Asset Management Co Ltd, Cl H *	14,191,000	1,167
China Construction Bank Corp, Cl H	53,006,000	39,849
China Feihe Ltd	1,606,000	1,183
China Leon Inspection Holding Ltd	130,204	30
China Merchants Bank Co Ltd, Cl H	2,974,000	13,472
China Minsheng Banking Corp Ltd, Cl H	3,148,500	1,226
China Overseas Land & Investment Ltd	18,012,500	30,879
China Taiping Insurance Holdings Co Ltd	734,800	1,160
Chongqing Rural Commercial Bank Co Ltd, Cl H	492,267	270
Chongqing Zongshen Power Machinery Co Ltd, Cl A	458,700	1,798
Country Garden Services Holdings Co Ltd	1,672,000	1,214
Dong-E-E-Jiao Co Ltd, Cl A	210,966	1,690
Eastroc Beverage Group Co Ltd, Cl A	137,410	4,062
Edvantage Group Holdings Ltd	263,211	66
Eoptolink Technology Inc Ltd, Cl A	66,300	1,054
FIH Mobile Ltd *	597,000	71
Geely Automobile Holdings Ltd	1,358,000	2,419
GF Securities Co Ltd, Cl H	2,503,800	3,456
Haier Smart Home Co Ltd, Cl A	5,936,600	20,179
Hello Group Inc ADR	20,685	139
Henan Pinggao Electric Co Ltd, Cl A	471,400	1,139
Industrial & Commercial Bank of China Ltd, Cl H	9,191,000	5,386
Innovent Biologics Inc *	320,000	1,585
JD Logistics Inc *	800,900	1,431
JD.com Inc, Cl A	502,200	9,280

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JOYY Inc ADR *	113,942	$4,427
Kingsoft Corp Ltd	240,800	972
Kuaishou Technology, Cl B *	1,617,500	10,019
Lee & Man Chemical Co Ltd	26,966	13
Lenovo Group Ltd	7,704,000	9,019
Lonking Holdings Ltd	114,756	21
Meituan, Cl B *	863,600	18,722
Midea Group Co Ltd, Cl A	135,700	1,316
NetDragon Websoft Holdings Ltd	179,260	232
New China Life Insurance Co Ltd, Cl H	283,700	868
NIO Inc ADR *	222,812	998
Pop Mart International Group Ltd	78,844	910
Prosus NV	33,821	1,377
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A	260,400	1,591
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	217,108	1,835
Shanghai Zhenhua Heavy Industries Co Ltd, Cl A	1,795,100	1,000
Sharetronic Data Technology Co Ltd, Cl A	118,100	1,488
Shennan Circuits Co Ltd, Cl A	92,300	1,262
Shenzhen Infogem Technologies Co Ltd, Cl A *	212,300	1,547
Shenzhen Woer Heat-Shrinkable Material Co Ltd, Cl A	541,900	1,371
Sinotruk Hong Kong Ltd	147,500	408
SITC International Holdings Co Ltd	1,814,670	4,722
TCL Electronics Holdings Ltd	258,000	171
Tencent Holdings Ltd	1,213,000	62,041
Tencent Music Entertainment Group ADR	125,899	1,436
Trip.com Group Ltd *	71,400	4,666
Victory Giant Technology Huizhou Co Ltd, Cl A	213,400	1,197
Vipshop Holdings Ltd ADR	650,711	8,986
Weichai Power Co Ltd, Cl H	14,578,000	20,083
XD Inc *	271,600	834
Xiaomi Corp, Cl B *	2,135,600	7,616
Yangzijiang Shipbuilding Holdings Ltd	2,334,700	4,197
Yili Chuanning Biotechnology Co Ltd, Cl A	1,186,000	2,166
Zhejiang Akcome New Energy Technology Co Ltd *	3,175,100	–
Zhejiang NHU Co Ltd, Cl A	521,300	1,568
Zhejiang Weixing Industrial Development Co Ltd, Cl A	1,898,890	3,610
		421,669

Colombia — 0.0%
Geopark Ltd	2,058	20

Czechia — 0.0%
Komercni Banka AS	2,280	78

Denmark — 2.1%
ALK-Abello A/S *	66,220	1,519
AP Moller - Maersk A/S, Cl B	30,626	51,940

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coloplast A/S, Cl B	187,598	$23,630
Danske Bank A/S	484,727	13,915
DSV A/S	54,154	11,558
Genmab A/S *	8,318	1,798
NKT A/S *	13,005	1,003
Novo Nordisk A/S ADR	16	2
Novo Nordisk A/S, Cl B	247,413	26,535
Novonesis (Novozymes) B, Cl B	21,072	1,234
Pandora A/S	128,299	20,650
ROCKWOOL A/S, Cl B	19,814	7,223
Sparekassen Sjaelland-Fyn A/S	1,153	35
		161,042

Finland — 1.1%
Cargotec Oyj, Cl B	30,943	1,720
Elisa Oyj, Cl A	21,681	982
Kalmar Oyj, Cl B *	2,389	81
Kone Oyj, Cl B	215,118	11,147
Nokia Oyj	13,638,192	57,323
Nokia Oyj ADR	1,621,530	6,810
Orion Oyj, Cl B	61,485	2,904
Wartsila OYJ Abp, Cl B	256,878	4,668
		85,635

France — 6.8%
Accor SA	381,477	17,599
Air Liquide SA	105,081	17,456
Amundi SA	424,413	27,636
BNP Paribas SA	79,183	4,737
Carrefour SA	1,921,852	29,230
Cie des Alpes	5,066	80
Cie Generale des Etablissements Michelin SCA	819,016	26,600
Criteo SA ADR *	62,164	2,535
Danone SA	684,638	46,757
Dassault Aviation SA	178,630	35,545
Engie SA	260,396	4,149
EssilorLuxottica SA	165,238	40,106
Eurazeo SE	15,480	1,137
Gaztransport Et Technigaz SA	4,860	707
Ipsen SA	51,269	5,924
Kering SA	30,137	7,027
La Francaise des Jeux SAEM	17,601	695
LVMH Moet Hennessy Louis Vuitton SE	74,387	46,551
Pernod Ricard SA	147,122	16,456
Publicis Groupe SA	136,567	14,814
Rexel SA	1,336,006	34,487
Sanofi SA	716,252	69,667
Societe BIC SA	372,897	24,852
Societe LDC SADIR	192	13
Sodexo SA	173,897	14,436
Teleperformance SE	352,677	33,160
Wendel SE	4,786	475
		522,831

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Germany — 6.1%
adidas AG	113,905	$26,840
BASF SE	834,355	37,382
Bayer AG	2,341,666	47,952
Birkenstock Holding Plc *	33,726	1,742
Commerzbank AG	101,268	1,554
Continental AG	863,607	56,589
CTS Eventim AG & Co KGaA	36,682	3,237
Daimler Truck Holding AG	950,999	35,959
Deutsche Bank AG	446,503	7,580
Deutsche Boerse AG	116,979	27,367
Deutsche Wohnen SE	27,576	721
Duerr AG	7,262	168
DWS Group GmbH & Co KGaA	3,669	153
Evonik Industries AG	131,739	2,416
Fresenius Medical Care AG	632,891	27,808
FUCHS SE	6,556	226
Heidelberg Materials AG	74,217	9,360
HOCHTIEF AG	36,041	4,484
Knorr-Bremse AG	189,609	14,449
Krones AG	2,291	286
Merck KGaA	17,169	2,568
MTU Aero Engines AG	8,839	3,008
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,693	9,759
Nemetschek SE	28,839	2,991
Rational AG	5,054	4,724
Rheinmetall AG	4,084	2,685
RWE AG	90,931	3,061
SAP SE	386,331	91,769
Scout24 SE	301,896	27,119
Siemens AG	8,661	1,675
Siemens Energy AG *	72,309	3,897
SUSS MicroTec SE	40,986	2,119
Talanx AG	22,361	1,894
Traton SE	113,374	3,437
		466,979

Greece — 0.0%
Danaos Corp	2,780	221
Eurobank Ergasias Services and Holdings SA	716,930	1,514
Hellenic Telecommunications Organization SA	11,163	176
National Bank of Greece SA	200,256	1,410
StealthGas Inc *	1,595	9
		3,330

Guatemala — 0.0%
Millicom International Cellular SA *	53,901	1,310

Guernsey — 0.0%
Super Group SGHC Ltd	6,516	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hong Kong — 1.6%
AIA Group Ltd	7,166,189	$53,552
Bank of East Asia Ltd/The	20,516	26
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
Comba Telecom Systems Holdings Ltd *	12,000	1
Futu Holdings Ltd ADR *	85,832	7,487
Hong Kong Exchanges & Clearing Ltd	739,100	27,526
Perennial Energy Holdings Ltd	202,217	27
Pou Sheng International Holdings Ltd	348,000	24
Swire Pacific Ltd, Cl A	3,738,528	30,772
Techtronic Industries Co Ltd	47,000	662
United Laboratories International Holdings Ltd/The	332,000	451
		120,528

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	12,744	40
MOL Hungarian Oil & Gas PLC	86,492	591
OTP Bank Nyrt	397,956	21,496
		22,127

India — 2.0%
Ahluwalia Contracts India Ltd	1,606	19
Alembic Pharmaceuticals Ltd	2,303	30
Angel One Ltd	4,103	141
Bajaj Auto Ltd	13,653	1,460
Bharat Petroleum Corp Ltd	1,883,264	6,510
Bharti Airtel Ltd	73,874	1,423
BSE Ltd	9,749	539
Central Depository Services India Ltd	9,330	181
CG Power & Industrial Solutions Ltd	172,873	1,498
Coal India Ltd	4,056,802	19,992
Colgate-Palmolive India Ltd	162,363	5,553
DB Corp Ltd	11,535	42
Dixon Technologies India Ltd	15,860	2,967
Dr Reddy's Laboratories Ltd	220,280	3,134
GE T&D India Ltd	75,198	1,563
Great Eastern Shipping Co Ltd/The	12,945	169
Gujarat Industries Power Co Ltd	143,345	359
Gujarat State Petronet Ltd	6,258	26
HCL Technologies Ltd	254,747	5,572
HDFC Asset Management Co Ltd	10,000	498
HDFC Bank Ltd ADR	554,474	37,017
Himadri Speciality Chemical Ltd	194,390	1,213
Hindustan Aeronautics Ltd	115,911	6,141
Hindustan Petroleum Corp Ltd	147,776	670
Hindustan Zinc Ltd	216,428	1,292
ICICI Bank Ltd	353,898	5,445
IIFL Securities Ltd	31,588	122
Indian Metals & Ferro Alloys Ltd	27,129	270
Indian Oil Corp Ltd	6,677,414	10,955
Indus Towers Ltd *	104,451	432
Infosys Ltd	246,822	5,427
Insolation Energy Ltd *	900	44

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
InterGlobe Aviation Ltd *	21,915	$1,136
ITD Cementation India Ltd	6,569	41
J Kumar Infraprojects Ltd	9,170	82
Jindal Saw Ltd	289,154	1,054
Karur Vysya Bank Ltd/The	790,880	2,214
KEC International Ltd	143,672	1,793
Mahanagar Gas Ltd	38,974	550
Mahindra & Mahindra Ltd	35,484	1,246
MakeMyTrip Ltd *	24,208	2,778
Manappuram Finance Ltd	373,124	690
Mphasis Ltd	20,344	716
Oberoi Realty Ltd	12,494	297
Oracle Financial Services Software Ltd	7,206	998
Petronet LNG Ltd	50,461	199
Power Finance Corp Ltd	541,436	3,174
REC Ltd	494,262	3,115
Sammaan Capital Ltd	123,727	246
Shanthi Gears Ltd	6,532	40
SP Apparels Ltd *	5,752	60
State Bank of India	139,579	1,386
Sutlej Textiles and Industries Ltd *	29,304	21
Trent Ltd	31,473	2,531
United Spirits Ltd	83,013	1,502
Voltas Ltd	92,347	1,812
Wipro Ltd	260,598	1,782
Zensar Technologies Ltd	7,672	69
		150,236

Indonesia — 0.4%
Adaro Energy Indonesia Tbk PT	9,792,428	1,285
Astra International Tbk PT	102,500	33
Bank Central Asia Tbk PT	3,339,000	2,107
Bank Rakyat Indonesia Persero Tbk PT	50,437,500	13,529
Barito Pacific Tbk PT	4,368	–
Bumi Resources Minerals Tbk PT *	42,125,100	1,101
Chandra Asri Pacific Tbk PT	3,598,200	1,578
Delta Dunia Makmur Tbk PT	1,462,400	64
Elnusa Tbk PT	3,901,400	109
Indofood Sukses Makmur Tbk PT	660,700	315
Panin Financial Tbk PT *	3,468,300	94
Prima Andalan Mandiri Tbk PT	168,379	56
Surya Semesta Internusa Tbk PT	1,957,200	118
TBS Energi Utama Tbk PT *	2,820,700	79
Tempo Scan Pacific Tbk PT	156,400	25
Triputra Agro Persada PT	2,698,127	138
United Tractors Tbk PT	3,909,975	6,607
		27,238

Ireland — 2.2%
Accenture PLC, Cl A	159,784	57,901
AerCap Holdings NV	22,979	2,283
AIB Group PLC	5,172,746	28,137
Aon PLC, Cl A	109,273	42,785
Bank of Ireland Group PLC	2,894,375	25,337

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
James Hardie Industries PLC *	274,276	$10,043
		166,486

Israel — 1.7%
Camtek Ltd/Israel	27,164	2,024
Cellebrite DI Ltd *	59,476	1,200
Check Point Software Technologies Ltd *	344,848	62,762
CyberArk Software Ltd *	21,112	6,830
Isracard Ltd	18	–
Monday.com Ltd *	33,712	9,620
Nice Ltd ADR *	39,937	7,286
Nova Ltd *	26,571	4,883
Shufersal Ltd	141,894	1,425
Teva Pharmaceutical Industries Ltd ADR *	81,767	1,372
Wix.com Ltd *	130,990	29,308
		126,710

Italy — 1.4%
A2A SpA	1,713,447	3,867
Banca IFIS SpA	30,308	639
Banca Mediolanum SpA	380,715	4,395
Banca Popolare di Sondrio SPA	351,263	2,671
BPER Banca SPA	1,037,155	6,330
Brunello Cucinelli SpA	24,424	2,418
d'Amico International Shipping SA	4,250	18
Danieli & C Officine Meccaniche SpA	1,245	25
Enel SpA	4,279,926	30,784
Ferrari NV	9,558	4,156
Intesa Sanpaolo SpA	2,625,160	10,057
Leonardo SpA	751,420	20,214
Maire SpA	296,970	2,273
PRADA SpA	224,200	1,536
Tenaris SA	75,506	1,448
UniCredit SpA	426,460	16,389
Unipol Gruppo SpA	176,723	2,132
		109,352

Japan — 11.3%
ABC-Mart Inc	94,000	1,925
Ad-sol Nissin Corp	1,900	28
Ai Holdings Corp	17,000	237
Aisan Industry Co Ltd	22,900	203
Alpha Systems Inc	1,300	30
AlphaPolis Co Ltd *	1,600	32
Amano Corp	55,600	1,579
Anest Iwata Corp	8,300	77
Anritsu Corp	15,400	118
AOKI Holdings Inc	9,100	75
Artner Co Ltd	2,800	35
Asahi Group Holdings Ltd	349,900	3,796
Asics Corp	80,400	1,608
Ateam Inc	20,100	88
Atrae Inc	19,300	111
Avant Group Corp	13,200	186
Awa Bank Ltd/The	12,300	234

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axell Corp	17,000	$146
Axial Retailing Inc	2,000	12
Bandai Namco Holdings Inc	82,500	1,736
Bank of Iwate Ltd/The	5,400	95
Bank of Saga Ltd/The	1,800	25
baudroie inc *	2,400	87
Bic Camera Inc	145,600	1,611
BIPROGY Inc	96,000	2,979
Brother Industries Ltd	1,674,289	29,375
Business Brain Showa-Ota Inc	2,400	33
Business Engineering Corp	4,100	104
Capcom Co Ltd	249,120	5,816
Central Japan Railway Co	301,000	6,187
Central Security Patrols Co Ltd	8,200	146
Chiyoda Integre Co Ltd	100	2
COLOPL Inc	137,300	420
Comture Corp	16,300	237
Creek & River Co Ltd	5,300	56
CTS Co Ltd	4,400	27
CyberAgent Inc	11,800	82
Daihatsu Diesel Manufacturing Co Ltd	22,200	238
Daiichi Jitsugyo Co Ltd	1,500	24
Dai-ichi Life Holdings Inc	187,900	5,068
Daiichi Sankyo Co Ltd	140,200	4,433
Dainichiseika Color & Chemicals Manufacturing Co Ltd	6,200	118
Daisue Construction Co Ltd	3,500	37
Daito Trust Construction Co Ltd	30,200	3,363
Daiwa Industries Ltd	2,700	26
Daiwa Securities Group Inc	772,800	5,174
Denso Corp	127,600	1,809
Dentsu Group Inc	1,130,000	28,772
Digital Arts Inc	5,900	237
Digital Information Technologies Corp	2,400	34
Doshisha Co Ltd	1,200	17
East Japan Railway Co	343,600	6,680
Ehime Bank Ltd/The	6,800	47
Eiken Chemical Co Ltd	34,900	518
Eisai Co Ltd	61,900	1,925
Elecom Co Ltd	47,500	454
en Japan Inc	17,000	235
ERI Holdings Co Ltd	1,500	22
Fabrica Holdings Co Ltd	2,600	42
FANUC Corp	56,800	1,470
Fast Retailing Co Ltd	49,900	16,982
Foster Electric Co Ltd	8,100	78
Fuji Corp/Aichi	7,700	111
Fujikura Ltd	60,000	2,126
Fujimori Kogyo Co Ltd	1,500	41
Fujitsu Ltd	1,210,600	23,102
Fukui Computer Holdings Inc	3,300	63
Fukuoka Financial Group Inc	397,600	10,973
Fukushima Galilei Co Ltd	2,800	101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Furuno Electric Co Ltd	10,300	$176
Future Corp	10,500	132
Gakken Holdings Co Ltd	18,400	125
Gakujo Co Ltd	2,700	32
Goldwin Inc	12,900	764
GungHo Online Entertainment Inc	128,800	2,575
Hakuhodo DY Holdings Inc	12,100	92
Hisamitsu Pharmaceutical Co Inc	1,900	53
Hitachi Ltd	151,500	3,784
Hodogaya Chemical Co Ltd	1,000	25
Hokkaido Gas Co Ltd	8,500	31
Horiba Ltd	5,500	313
Hosokawa Micron Corp	1,800	46
Hoya Corp	216,200	27,726
Hyakujushi Bank Ltd/The	13,000	266
Ichiken Co Ltd	1,500	25
Ichikoh Industries Ltd	29,600	79
Idemitsu Kosan Co Ltd	141,600	943
ISB Corp	4,900	45
Japan Exchange Group Inc	284,800	3,420
Japan Lifeline Co Ltd	41,900	368
Japan Medical Dynamic Marketing Inc	20,000	82
Japan Post Holdings Co Ltd	229,000	2,286
Japan Post Insurance Co Ltd	124,300	2,598
Japan Tobacco Inc	187,100	5,256
JK Holdings Co Ltd	3,500	24
Justsystems Corp	8,600	197
Kaga Electronics Co Ltd	3,700	65
Kamakura Shinsho Ltd	6,700	24
Kanaden Corp	3,400	32
Kandenko Co Ltd	113,100	1,660
Kao Corp	340,200	14,756
Kato Works Co Ltd	500	4
KAWADA TECHNOLOGIES Inc	8,100	145
KDDI Corp	188,300	6,206
Keio Corp	88,600	2,326
Keisei Electric Railway Co Ltd	51,000	1,525
Kewpie Corp	112,800	2,584
Keyence Corp	64,800	27,925
Kikkoman Corp	138,400	1,513
Kimura Unity Co Ltd	4,900	47
Koatsu Gas Kogyo Co Ltd	5,100	27
Kobe Bussan Co Ltd	48,700	1,223
Koito Manufacturing Co Ltd	2,208,696	28,648
Kokusai Electric Corp	73,000	1,205
Komatsu Ltd	1,235,800	33,128
Konica Minolta Inc	14,400	63
Konishi Co Ltd	4,000	35
Kuraray Co Ltd	92,900	1,257
Kyodo Printing Co Ltd	1,700	46
Kyoritsu Maintenance Co Ltd	93,400	1,721
Kyowa Kirin Co Ltd	31,700	525
LIFULL Co Ltd	47,500	60

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
M3 Inc	1,807,700	$17,453
Maezawa Industries Inc	3,800	30
Makita Corp	493,200	15,382
MarkLines Co Ltd	3,400	55
Matching Service Japan Co Ltd	10,500	73
Maxell Ltd	20,600	235
Mazda Motor Corp	604,800	3,895
MCJ Co Ltd	12,300	113
Medical System Network Co Ltd, Cl A	5,800	16
Megachips Corp	3,900	156
Meisei Industrial Co Ltd	11,900	104
MIMAKI ENGINEERING CO LTD	12,800	124
MINEBEA MITSUMI Inc	1,153,700	18,813
Miroku Jyoho Service Co Ltd	11,800	149
Mitani Sangyo Co Ltd	10,700	23
Mitsubishi Corp	233,200	3,921
Mitsubishi Electric Corp	21,400	363
Mitsubishi Kakoki Kaisha Ltd	1,800	38
Mitsubishi Shokuhin Co Ltd	3,900	125
Mitsubishi UFJ Financial Group Inc	474,700	5,664
Mitsui Mining & Smelting Co Ltd	38,300	1,192
MIXI Inc	258,600	4,837
Mizuho Financial Group Inc	64,500	1,625
Moriroku Holdings Co Ltd	5,600	73
Morita Holdings Corp	3,800	54
MS&AD Insurance Group Holdings Inc	136,300	3,032
Murata Manufacturing Co Ltd	118,600	1,982
Nagoya Railroad Co Ltd	179,000	2,072
NEC Corp	162,100	13,756
NEOJAPAN Inc	12,800	162
Nexon Co Ltd	43,600	598
Nice Corp	2,600	27
NIDEC CORP	93,000	1,706
Nihon Chouzai Co Ltd	5,300	50
Nihon Denkei Co Ltd	4,400	51
Nihon Trim Co Ltd	2,800	67
Nikon Corp	2,868,436	33,758
Nintendo Co Ltd	3,600	211
Nippon Concept Corp	1,900	23
Nippon Dry-Chemical Co Ltd	200	5
Nippon Shinyaku Co Ltd	30,900	897
Nippon Yusen KK	50,300	1,606
Nissan Tokyo Sales Holdings Co Ltd	86,600	249
Nissei ASB Machine Co Ltd	2,000	69
Nisso Holdings Co Ltd	8,500	43
Nissui Corp	200,700	1,250
Nitto Kohki Co Ltd	2,900	52
Nitto Seiko Co Ltd	16,700	69
Nohmi Bosai Ltd	2,500	49
Nomura Holdings Inc	45,400	272
Nomura Research Institute Ltd	42,900	1,309
Noritz Corp	7,900	90
NS Solutions Corp	17,200	468

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OBIC Business Consultants Co Ltd	5,200	$247
Obic Co Ltd	240,000	7,838
Ogaki Kyoritsu Bank Ltd/The	1,800	22
OIE Sangyo Co Ltd	2,000	26
Okabe Co Ltd	6,100	32
Okamura Corp	2,700	35
Okura Industrial Co Ltd	3,100	64
Olympus Corp	694,500	10,913
Ono Pharmaceutical Co Ltd	41,400	477
Optim Corp *	26,600	131
Optorun Co Ltd	9,700	119
Oracle Corp Japan	29,600	3,019
Organo Corp	20,900	1,186
ORIX Corp	5,800	130
Oro Co Ltd	5,200	84
Otsuka Corp	192,800	4,791
Otsuka Holdings Co Ltd	27,900	1,613
PAL GROUP Holdings Co Ltd	9,800	211
PCA Corp	2,600	36
Persol Holdings Co Ltd	152,000	234
Pickles Holdings Co Ltd	2,700	18
PR Times Corp *	7,200	75
Pronexus Inc	16,200	134
Proto Corp	3,500	31
R&D Computer Co Ltd	4,500	20
Rakuten Bank Ltd *	44,400	1,266
Rasa Corp	1,700	15
Rasa Industries Ltd	1,800	32
Recruit Holdings Co Ltd	540,900	37,402
Resona Holdings Inc	3,580,000	29,797
Resonac Holdings Corp	53,200	1,443
Rheon Automatic Machinery Co Ltd	1,622	15
Ricoh Co Ltd	171,500	1,944
Riken Technos Corp	6,700	47
Riken Vitamin Co Ltd	1,400	23
Riso Kagaku Corp	2,300	53
Sac's Bar Holdings Inc	6,500	40
Sakai Heavy Industries Ltd	2,000	31
Sakata INX Corp	4,200	43
Sanko Metal Industrial Co Ltd	900	26
Sansan Inc *	21,100	296
Santen Pharmaceutical Co Ltd	73,600	844
Sanwa Holdings Corp	213,400	6,407
Sapporo Holdings Ltd	25,300	1,490
Sato Holdings Corp	4,400	65
SCREEN Holdings Co Ltd	44,800	2,805
SCSK Corp	129,100	2,603
Secom Co Ltd	13,400	466
Seika Corp	1,500	48
Seiko Epson Corp	18,200	322
Sekisui House Ltd	76,100	1,794
SERAKU Co Ltd	12,200	109
Seven & i Holdings Co Ltd	361,300	6,264

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shimamura Co Ltd	89,500	$5,057
Shimano Inc	69,900	9,751
Shinnihonseiyaku Co Ltd	2,600	33
Shionogi & Co Ltd	52,900	746
Shofu Inc	3,400	47
SIGMAXYZ Holdings Inc	4,200	25
Skylark Holdings Co Ltd	67,400	1,021
SMK Corp	1,400	23
SMS Co Ltd	1,478,300	16,404
Softcreate Holdings Corp	2,900	42
Soken Chemical & Engineering Co Ltd	500	10
Sompo Holdings Inc	88,700	2,331
Sprix Inc	2,400	13
Star Micronics Co Ltd	14,100	170
Strike Co Ltd	1,100	28
Sugi Holdings Co Ltd	113,000	1,902
Sumitomo Electric Industries Ltd	115,200	2,214
Sumitomo Mitsui Financial Group Inc	536,600	13,170
Sumitomo Mitsui Trust Holdings Inc	13,200	329
Sumitomo Pharma Co Ltd *	89,000	334
Sumitomo Riko Co Ltd	5,000	52
Sumitomo Seika Chemicals Co Ltd	2,000	63
Suntory Beverage & Food Ltd	626,300	21,239
Suzuken Co Ltd/Aichi Japan	59,600	1,858
Suzuki Motor Corp	112,600	1,189
System Research Co Ltd	3,200	29
System Support Inc	2,300	28
Systena Corp	44,900	106
T&D Holdings Inc	175,000	3,301
Taiho Kogyo Co Ltd, Cl A	5,300	21
Takara & Co Ltd	3,700	67
Takashimaya Co Ltd	510,100	4,059
Takeda Pharmaceutical Co Ltd	236,700	6,435
Tanabe Consulting Group Co Ltd	3,600	28
TDK Corp	2,556,600	32,837
TechMatrix Corp	9,400	154
Teikoku Electric Manufacturing Co Ltd	8,700	161
Temairazu Inc	4,000	93
Terumo Corp	302,700	6,149
TIS Inc	202,200	4,933
Toei Animation Co Ltd	819,900	19,844
Toho Co Ltd/Tokyo	30,300	1,320
Toho Holdings Co Ltd	16,900	481
Tokio Marine Holdings Inc	105,000	3,890
Tokyo Electron Ltd	19,900	3,089
Tokyo Seimitsu Co Ltd	21,300	1,021
Tokyu Fudosan Holdings Corp	702,100	4,590
Toli Corp	9,800	30
Toray Industries Inc	3,224,000	20,486
Toshiba TEC Corp	7,500	181
Towa Bank Ltd/The	6,200	26
Towa Pharmaceutical Co Ltd	3,400	64
Toyo Engineering Corp	25,300	117

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Toyo Suisan Kaisha Ltd	36,200	$2,532
Toyokumo Inc	2,200	27
Toyota Tsusho Corp	110,600	1,879
Trend Micro Inc/Japan	218,300	11,961
Tsubakimoto Chain Co	19,500	243
Tsubakimoto Kogyo Co Ltd	2,700	34
Tsugami Corp	22,900	207
Unipres Corp	8,600	55
USS Co Ltd	134,500	1,243
Vital KSK Holdings Inc	6,300	50
Wacom Co Ltd	31,600	149
Waseda Academy Co Ltd	3,800	46
WingArc1st Inc	5,800	127
Wowow Inc	2,300	15
Xebio Holdings Co Ltd	15,700	117
YAMABIKO Corp	4,300	71
Yamagata Bank Ltd/The	4,000	25
Yamaha Corp	4,202,259	30,793
Yamaichi Electronics Co Ltd	10,700	163
Yamashin-Filter Corp	11,600	45
Yokowo Co Ltd	26,400	281
Yorozu Corp	4,600	35
Yossix Holdings Co Ltd	11,900	254
Yushin Precision Equipment Co Ltd	5,700	26
Yutaka Giken Co Ltd	2,100	26
Zenrin Co Ltd	4,100	22
ZERIA Pharmaceutical Co Ltd	2,400	37
ZIGExN Co Ltd	54,700	192
ZOZO Inc	27,700	869
		860,798

Luxembourg — 0.8%
ArcelorMittal SA	1,365,437	34,382
Spotify Technology SA *	60,838	29,017
		63,399

Macao — 0.8%
Galaxy Entertainment Group Ltd	5,268,000	23,390
MGM China Holdings Ltd	769,200	965
Sands China Ltd *	14,342,178	36,567
		60,922

Malaysia — 0.1%
Alliance Bank Malaysia Bhd	48,400	53
AMMB Holdings Bhd	1,239,600	1,503
CIMB Group Holdings Bhd	1,317,100	2,445
Hong Leong Bank Bhd	281,600	1,310
Hong Leong Financial Group Bhd	32,300	134
Jaya Tiasa Holdings BHD	87,300	26
Pantech Group Holdings Bhd	216,400	47
Public Bank Bhd	833,900	839
RHB Bank Bhd	893,900	1,359
Sunway Bhd	1,516,900	1,655
Tenaga Nasional Bhd	248,500	764

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wellcall Holdings Bhd	110,000	$39
		10,174

Mexico — 0.1%
Grupo Comercial Chedraui SA de CV	258,700	1,653
Southern Copper Corp	39,634	3,977
Ternium SA ADR	29,688	985
Vista Energy SAB de CV ADR *	30,436	1,620
		8,235

Monaco — 0.0%
Costamare Inc	6,643	88

Netherlands — 4.1%
ABN AMRO Bank NV	315,986	4,911
Adyen NV *	448	652
Arcadis NV	26,990	1,780
Argenx SE ADR *	3,019	1,861
ASML Holding NV	35,997	25,032
Euronext NV	7,344	820
Flow Traders Ltd	1,715	38
IMCD NV	145,407	21,824
ING Groep NV	1,998,989	30,948
Koninklijke Ahold Delhaize NV	922,676	31,818
Koninklijke BAM Groep NV	289,460	1,243
Koninklijke KPN NV	2,429,943	9,422
Koninklijke Philips NV *	549,561	14,970
Koninklijke Vopak NV	40,543	1,897
NN Group NV	249,412	11,583
Randstad NV	646,491	28,412
SBM Offshore NV	100,408	1,816
Signify NV	1,458,122	32,619
Universal Music Group NV	892,417	21,500
Wolters Kluwer NV	401,207	66,932
		310,078

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp Ltd	133,962	3,015
Xero Ltd *	19,475	2,206
		5,221

Norway — 0.9%
DNB Bank ASA	198,859	4,150
DOF Group ASA *	148,139	1,139
Equinor ASA	1,108,903	26,803
Gjensidige Forsikring ASA	1,156,230	20,542
Hoegh Autoliners ASA	33,145	384
Kongsberg Gruppen ASA	136,993	16,098
MPC Container Ships ASA	33,026	65
Odfjell SE, Cl A	3,058	30
Telenor ASA	239,079	2,811
		72,022

Peru — 0.0%
Credicorp Ltd	2,607	483

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intercorp Financial Services Inc	3,707	$103
		586

Philippines — 0.0%
International Container Terminal Services Inc	506,420	3,196

Poland — 0.2%
Alior Bank SA	59,597	1,339
Bank Polska Kasa Opieki SA	26,479	884
CD Projekt SA	15,491	637
InPost SA *	63,984	1,120
Lubelski Wegiel Bogdanka SA	8,005	46
Powszechny Zaklad Ubezpieczen SA	906,204	9,855
Rainbow Tours SA	4,051	119
		14,000

Portugal — 0.0%
Galp Energia SGPS SA, Cl B	186,428	3,059
Navigator Co SA/The	112,870	409
		3,468

Qatar — 0.0%
Gulf International Services QSC	165,335	139
Ooredoo QPSC	654,105	2,127
Qatar Insurance Co SAQ	283,249	162
		2,428

Saudi Arabia — 0.4%
Al Babtain Power & Telecommunication Co	49,248	491
Arab National Bank	629,648	3,203
Astra Industrial Group	108,907	4,785
Co for Cooperative Insurance/The	109,375	3,840
Electrical Industries Co	704,819	1,328
Elm Co	3,435	991
Etihad Etisalat Co	888,228	13,060
Saudi Chemical Co Holding	752,657	1,838
Saudi Electricity Co	91,013	403
Saudi Telecom Co	117,990	1,250
Zamil Industrial Investment Co *	20,901	163
		31,352

Singapore — 0.8%
CapitaLand Integrated Commercial Trust ‡	780,500	1,141
DBS Group Holdings Ltd	383,540	12,139
Hafnia Ltd	6,041	35
Keppel DC REIT ‡	1,808,400	2,994
Oversea-Chinese Banking Corp Ltd	1,118,900	13,587
SATS Ltd	423,100	1,187
Sea Ltd ADR *	193,947	22,071
Singapore Exchange Ltd	911,600	8,649
Singapore Telecommunications Ltd	522,800	1,209
		63,012

South Africa — 1.1%
ArcelorMittal South Africa Ltd *	6,024	–
AVI Ltd	194,740	1,185

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capitec Bank Holdings Ltd	8,187	$1,478
Clicks Group Ltd	1,845,017	40,131
OUTsurance Group Ltd	50,912	182
Sanlam Ltd	594,146	2,898
Tiger Brands Ltd	2,447,732	34,238
		80,112

South Korea — 3.3%
BNK Financial Group Inc	875,082	6,624
Daeduck Co Ltd	8,141	39
DGB Financial Group Inc	41,545	264
Fila Holdings Corp	1,003,953	29,254
Hana Financial Group Inc	364,941	16,324
HD Hyundai Electric Co Ltd	6,264	1,569
HD Hyundai Heavy Industries Co Ltd *	16,703	2,634
KB Financial Group Inc	191,217	13,186
Kia Corp	13,622	907
Korea Airport Service Co Ltd	762	30
KT Corp ADR	28,054	509
KT&G Corp	411,143	35,896
LG Corp	516,319	27,721
LG Electronics Inc	102,716	6,605
LG H&H Co Ltd	125,734	27,985
Meritz Financial Group Inc	13,534	990
Mgame Corp	3,992	16
Multicampus Co Ltd	1,193	26
NH Investment & Securities Co Ltd	19,948	190
Samsung Biologics Co Ltd *	1,653	1,155
Samsung Electronics Co Ltd	1,324,840	51,472
Shinhan Financial Group Co Ltd	551,878	20,967
SK Biopharmaceuticals Co Ltd *	15,915	1,180
SK Hynix Inc	32,778	3,757
Woori Financial Group Inc	183,363	2,196
		251,496

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	38,444	1,785
Aena SME SA	31,317	6,774
Amadeus IT Group SA, Cl A	293,313	20,577
Banco Bilbao Vizcaya Argentaria SA	479,804	4,529
CaixaBank SA	7,082,571	38,495
Iberdrola SA	497,961	7,095
Industria de Diseno Textil SA	1,404,411	77,401
Logista Integral SA	3,670	117
		156,773

Sweden — 1.6%
AAK AB	88,162	2,383
AddTech AB, Cl B	41,186	1,132
Alfa Laval AB	34,305	1,459
Assa Abloy AB, Cl B	1,053,544	32,314
Essity AB, Cl B	89,582	2,463
Fastighets AB Balder, Cl B *	307,701	2,365
H & M Hennes & Mauritz AB, Cl B	481,932	6,676

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hexagon AB, Cl B	2,013,723	$17,140
Mycronic AB	3,748	133
Securitas AB, Cl B	1,639,542	20,714
Skandinaviska Enskilda Banken AB, Cl A	298,586	4,143
Skanska AB, Cl B	146,136	3,045
Telefonaktiebolaget LM Ericsson ADR	3,456,890	28,139
Yubico AB *	71,354	1,764
		123,870

Switzerland — 5.8%
ABB Ltd	722,094	41,211
Accelleron Industries AG	56,654	3,177
Belimo Holding AG	4,716	3,156
BKW AG	11,346	1,950
DSM-Firmenich AG	9,779	1,074
Geberit AG	1,990	1,198
Givaudan SA	5,138	22,634
Julius Baer Group Ltd	434,974	28,784
Logitech International SA	370,514	30,070
Lonza Group AG	4,261	2,546
Nestle SA	186,680	16,206
On Holding AG, Cl A *	213,614	12,460
Partners Group Holding AG	30,065	43,681
Roche Holding AG	423,483	122,815
Schindler Holding AG	59,915	17,301
Swatch Group AG/The	197,584	35,872
Swissquote Group Holding SA	7,145	2,805
UBS Group AG	1,000,261	32,335
VAT Group AG	49,080	19,576
Ypsomed Holding AG	2,961	1,203
Zehnder Group AG	2,587	135
		440,189

Taiwan — 4.2%
ACES Electronic Co Ltd *	45,000	71
Arcadyan Technology Corp	375,000	1,911
ASROCK Inc	240,634	1,748
Asustek Computer Inc	1,480,000	26,791
Compal Electronics Inc	3,865,000	4,385
Cyberlink Corp	55,000	141
CyberPower Systems Inc	700	8
Elite Advanced Laser Corp *	157,000	1,182
Ennoconn Corp	89,000	825
Eva Airways Corp	1,275,000	1,631
Evergreen Marine Corp Taiwan Ltd	2,080,800	13,901
Far Eastern New Century Corp	3,190,000	3,280
Far EasTone Telecommunications Co Ltd	2,696,000	7,461
Fortune Electric Co Ltd	58,400	989
General Interface Solution Holding Ltd *	341,184	515
General Plastic Industrial Co Ltd	29,000	32
Goldsun Building Materials Co Ltd	1,104,000	1,835
Hon Hai Precision Industry Co Ltd	2,556,000	15,383
IBF Financial Holdings Co Ltd	5,094,141	2,321
International Games System Co Ltd	460,000	13,595

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ITE Technology Inc	69,783	$302
Keystone Microtech Corp	6,000	58
KGI Financial Holding Co Ltd	4,185,000	2,216
Lanner Electronics Inc	480	1
Lotes Co Ltd	275,000	15,154
MediaTek Inc	727,146	28,094
MPI Corp	89,000	2,137
Novatek Microelectronics Corp	788,311	11,746
Pegatron Corp	367,000	1,065
Pixart Imaging Inc	86,000	565
Pou Chen Corp	4,686,000	5,886
Radiant Opto-Electronics Corp	285,000	1,671
Realtek Semiconductor Corp	1,113,000	16,310
San Fang Chemical Industry Co Ltd	123,000	152
Silicon Motion Technology Corp ADR	16,889	896
Simplo Technology Co Ltd	77,000	894
Sitronix Technology Corp	65,000	414
Solteam Inc	40,000	67
Sunrex Technology Corp	123,000	240
Taiwan Semiconductor Manufacturing Co Ltd	2,753,000	84,413
Taiwan Semiconductor Manufacturing Co Ltd ADR	250,277	46,216
Uni-President Enterprises Corp	784,000	2,039
Wan Hai Lines Ltd	485,000	1,239
Weblink International Inc	41,000	72
Yang Ming Marine Transport Corp	1,063,000	2,395
Yield Microelectronics Corp	53,146	149
Youngtek Electronics Corp	24,000	46
		322,442

Thailand — 0.5%
Bangchak Corp PCL NVDR	65,500	59
Bangkok Bank PCL NVDR	3,112,700	13,568
Bangkok Dusit Medical Services PCL NVDR	2,134,200	1,571
Central Pattana PCL NVDR	838,500	1,467
Charoen Pokphand Foods PCL NVDR	1,655,800	1,154
Intouch Holdings PCL NVDR	1,466,900	4,063
Krung Thai Bank PCL NVDR	6,984,300	4,073
PTT Exploration & Production PCL NVDR	799,500	2,972
Rojana Industrial Park PCL NVDR	108,800	20
SCB X PCL	2,953,000	9,858
TMBThanachart Bank PCL NVDR	3,823,200	196
		39,001

Turkey — 0.0%
Agesa Hayat ve Emeklilik AS	15,215	61

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	3,879,229	10,582
Abu Dhabi Islamic Bank PJSC	464,044	1,650
ADNOC Drilling Co PJSC	3,761,029	5,417
Adnoc Gas PLC	2,640,339	2,516
ADNOC Logistics & Services	102,592	154
Agthia Group PJSC	28,923	55

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aldar Properties PJSC	286,743	$588
Dubai Islamic Bank PJSC	302,291	560
Emaar Development PJSC	59,629	184
Emaar Properties PJSC	8,544,726	22,216
Emirates Integrated Telecommunications Co PJSC	4,923	10
Emirates NBD Bank PJSC	1,328,142	7,232
Salik Co PJSC	986,213	1,485
Sharjah Islamic Bank	64,842	41
		52,690

United Kingdom — 12.3%
Anglo American PLC	1,118,690	35,839
Anglogold Ashanti Plc	44,130	1,101
ARM Holdings PLC ADR *	3,202	430
Barclays PLC	15,427,521	51,729
Barclays PLC ADR	1,327,608	17,896
BP PLC	5,736,872	28,048
Breedon Group PLC	38,135	223
British American Tobacco PLC	908,338	34,498
Burberry Group PLC	4,254,847	48,576
Centrica PLC	9,105,451	14,745
Diageo PLC	1,579,942	47,243
Diploma PLC	366,299	20,765
Experian PLC	941,927	44,908
FDM Group Holdings PLC	9,669	40
Ferrexpo PLC *	715,581	739
Gamma Communications PLC	430	9
Halma PLC	1,276,075	43,923
HSBC Holdings PLC	3,105,967	28,926
Imperial Brands PLC	1,018,295	33,251
International Consolidated Airlines Group SA	1,856,210	6,153
Intertek Group PLC	229,626	13,764
Investec PLC	773,765	5,588
ITV PLC	36,282,459	33,504
J Sainsbury PLC	6,632,167	22,019
London Stock Exchange Group PLC	313,945	44,972
Mitie Group PLC	52,506	73
Morgan Sindall Group PLC	293	14
NatWest Group PLC	7,941,094	40,647
Ninety One PLC	138,672	283
Pensionbee Group PLC *	7,561	14
Reckitt Benckiser Group PLC	1,273,824	78,688
RELX PLC	873,090	41,110
Sage Group PLC/The	209,507	3,494
Shell PLC	841,298	27,297
Smith & Nephew PLC	1,552,081	19,668
Smiths News PLC	201	–
Standard Chartered PLC	2,156,457	26,653
Subsea 7 SA	73,152	1,153
Tesco PLC	5,240,221	24,404
Travis Perkins PLC	759,790	7,344
Unilever PLC	926,870	55,387

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WPP PLC	3,389,535	$37,017
		942,135

United States — 1.4%
Envista Holdings Corp *	1,960,098	43,691
Harley-Davidson Inc	870,093	29,261
Waste Connections Inc	9,679	1,876
Western Union Co/The	2,773,459	30,536
		105,364

Vietnam — 0.2%
Vietnam Dairy Products JSC	5,341,600	13,614

Total Common Stock
(Cost $6,175,987) ($ Thousands)		7,205,952

PREFERRED STOCK — 1.9%
Brazil — 0.6%
Cia De Sanena Do Parana (B)	24,100	24
Cia Energetica de Minas Gerais (B)	9,647,500	18,953
Itau Unibanco Holding SA (B)	2,512,900	13,628
Marcopolo SA (B)	139,560	197
Metalurgica Gerdau SA (B)	345,300	658
Petroleo Brasileiro SA (B)	1,524,600	10,007
Schulz SA (B)	31,000	29
		43,496

Germany — 1.3%
Henkel AG & Co KGaA (B)	628,236	53,588
Sartorius AG (B)	67,184	15,455
Volkswagen AG (B)	330,000	28,135
		97,178

Total Preferred Stock
(Cost $151,613) ($ Thousands)		140,674

EXCHANGE TRADED FUND — 0.0%
United States — 0.0%
iShares Core MSCI EAFE ETF	30,888	2,275

Total Exchange Traded Fund
(Cost $2,228) ($ Thousands)		2,275
	Number of Rights
RIGHTS — 0.0%
Singapore — 0.0%
Keppel DC REIT, Expires 12/13/2024 *	155,522	22
Total Rights
(Cost $—) ($ Thousands)		22

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	138,509,683	$138,510
Total Cash Equivalent
(Cost $138,510) ($ Thousands)		138,510
Total Investments in Securities — 97.9%
(Cost $6,468,338) ($ Thousands)		$7,487,433

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	781	Dec-2024	$39,717	$39,735	$63
FTSE 100 Index	265	Dec-2024	27,565	27,985	472
Hang Seng Index	128	Dec-2024	15,957	16,042	82
S&P TSX 60 Index	80	Dec-2024	17,287	17,594	372
SPI 200 Index	166	Dec-2024	22,569	22,866	382
TOPIX Index	186	Dec-2024	32,742	33,179	(411)
			$155,837	$157,401	$960

A list of the open OTC Swap agreement held by the Fund at November 30, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	19,189	$(8,090)	$–	$(8,090)
								$(8,090)	$–	$(8,090)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of November 30, 2024:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

236,006	NOVARTIS AG	$27,454	$(2,769)	143.1%
18,798	ASML Holding N.V.	14,567	(1,754)	75.9
253,700	ITOCHU CORP	13,360	(1,068)	69.6
560,109	ENGIE SA	9,907	(1,091)	51.6
58,651	LOBLAW COS LTD	7,753	(226)	40.4
114,761	BNP PARIBAS	7,678	(880)	40.0
46,976	ASTRAZENECA PLC	7,440	(1,185)	38.8
104,042	UNILEVER PLC	6,787	(595)	35.4
188,985	UBS GROUP AG	5,817	254	30.3
752,891	ENEL SPA	5,773	(380)	30.1
41,020	NEXT PLC	5,582	(384)	29.1
169,314	COMPASS GROUP PLC	5,578	179	29.1
570,500	JAPAN POST HOLDINGS CO LTD	5,562	(222)	29.0
227,161	EQUINOR ASA	5,388	217	28.1
1,189,545	NATWEST GROUP PLC	5,321	709	27.7
779,321	ROLLS-ROYCE HOLDINGS PLC	5,177	299	27.0
45,456	EURONEXT NV	5,077	(58)	26.5
945,591	TESCO PLC	4,530	(133)	23.6
941,258	MARKS & SPENCER GROUP PLC	4,527	14	23.6
95,000	KAO CORP	4,492	(413)	23.4
510,952	HSBC HOLDINGS PLC	4,454	307	23.2
504,000	CLP HOLDINGS	4,452	(259)	23.2
88,877	EXPERIAN PLC	4,445	(238)	23.2
289,795	CREDIT AGRICOLE	4,418	(582)	23.0
63,434	DANONE	4,381	(58)	22.8
199,478	GSK PLC	4,260	(884)	22.2
7,902,000	PICC GROUP	4,076	(333)	21.2
94,864	3I GROUP PLC	4,068	396	21.2
33,953	SANOFI	3,932	(670)	20.5
4,853,880	LLOYDS BANKING GROUP PLC	3,867	(621)	20.2
220,091	MEDIOBANCA	3,686	(407)	19.2

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

325,697	VIVENDI	$3,686	$(737)	19.2%
107,873	SHELL PLC	3,636	(168)	18.9
286,329	NATIONAL GRID PLC	3,544	118	18.5
24,570	GTT	3,530	30	18.4
24,374	NEXANS	3,460	(721)	18.0
127,000	NS SOLUTIONS CORP	3,280	169	17.1
14,246	SAFRAN SA	3,265	18	17.0
42,556	AMUNDI SA	3,210	(474)	16.7
35,796	COMPAGNIE DE SAINT GOBAIN	3,182	48	16.6
154,175	DNB ASA	3,130	53	16.3
307,800	AIA	2,906	(629)	15.1
227,000	TDK CORP	2,905	(21)	15.1
136,357	AMER SPORTS INC	2,852	726	14.9
96,114	IMPERIAL BRANDS PLC	2,831	342	14.8
70,400	HKEX	2,802	(197)	14.6
1,276,166	TRITAX BIG BOX REIT PLC	2,790	(538)	14.5
913,569	BARCLAYS PLC	2,687	347	14.0
1,278,000	CHINA LIFE	2,670	(269)	13.9
4,411	ZURICH INSURANCE GROUP AG	2,609	208	13.6
197,609	UNITE GROUP PLC/THE	2,557	(347)	13.3
41,447	COVIVIO	2,543	(294)	13.3
22,344	PUBLICIS	2,428	(31)	12.7
186,300	ASAHI GROUP HOLDINGS LTD	2,422	(428)	12.6
40,400	ADVANTEST CORP	2,369	(161)	12.3
74,590	BOLIDEN	2,364	(150)	12.3
433,100	TORAY INDUSTRIES INC	2,329	543	12.1
206,501	STANDARD CHARTERED PLC	2,255	284	11.7
50,218	JD.COM INC	2,236	(379)	11.7
947,364	SERCO GROUP PLC	2,163	(300)	11.3
49,298	LA FRAN DJ	2,101	(176)	10.9
76,807	CDN UTILITIES	2,039	(55)	10.6
765,293	INTL CONSOLIDATED AIRLINE	2,004	510	10.4
30,254	CRANSWICK PLC	1,919	(29)	10.0
100,400	SONY GROUP CORP	1,882	73	9.8
306,387	BALFOUR BEATTY PLC	1,808	(51)	9.4
383,442	INTERNATIONAL DISTRIBUTION	1,738	(18)	9.1
34,427	MORGAN SINDALL GROUP PLC	1,723	(67)	9.0
19,640	UNIBAIL-RODAMCO-WESTFIELD	1,696	(125)	8.8
47,226	COCA-COLA HBC AG	1,663	(77)	8.7
14,630	LEG IMMOBILIEN SE	1,521	(182)	7.9
243,582	BABCOCK INTL GROUP PLC	1,521	52	7.9
5,708	SCHNEIDER SA	1,477	(7)	7.7
229,372	BOLLORE SE	1,465	(61)	7.6
43,675	KLEPIERRE	1,422	(118)	7.4
85,400	CARNIVAL ADR	1,387	562	7.2
178,400	FRESNILLO PLC	1,374	76	7.2
78,485	BAE SYSTEMS PLC	1,372	(150)	7.1
755,386	QUILTER PLC	1,321	104	6.9
137,347	PLAYTECH PLC	1,302	(36)	6.8
115,745	ST JAMES'S PLACE PLC	1,287	32	6.7
207,227	AIB GROUP	1,236	(123)	6.4
171,000	VOLUTION GROUP PLC	1,217	(10)	6.3
149,291	DRAX GROUP PLC	1,215	46	6.3
55,827	GAMMA COMMUNICATIONS PLC	1,214	(103)	6.3
100,204	IG GROUP HOLDINGS PLC	1,212	(3)	6.3
25,200	CHUGAI PHARMACEUTICAL CO LTD	1,206	(112)	6.3
204,467	AJ BELL PLC	1,182	49	6.2
9,845	VINCI SA	1,108	(148)	5.8

SEI Institutional Investments Trust

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(119,985)	CANADIAN NATIONAL RAILWAY	$(14,395)	$1,127	(75.0)%
(88,740)	CGI INC	(10,276)	315	(53.6)
(619,400)	ONO PHARMACEUTICAL CO LTD	(7,951)	843	(41.4)
(167,452)	EMERA INC	(6,565)	148	(34.2)
(530,900)	KYOCERA CORP	(6,398)	1,248	(33.3)
(65,200)	BK OF MONTREAL	(5,700)	(538)	(29.7)
(571,521)	HEXAGON B	(5,645)	831	(29.4)
(155,368)	SEVERN TRENT PLC	(5,507)	135	(28.7)
(158,000)	TOTO LTD	(5,397)	1,205	(28.1)
(45,560)	CDN TIRE CP A	(5,311)	278	(27.7)
(162,000)	AGC INC	(5,039)	26	(26.3)
(2,372,000)	SEVEN BANK LTD	(4,927)	(236)	(25.7)
(319,320)	SAGE GROUP PLC/THE	(4,304)	(990)	(22.4)
(830,464)	DEXUS	(4,280)	377	(22.3)
(75,268)	TORONTO DOM BK	(4,177)	(74)	(21.8)
(86,033)	ASR NEDERLND AIW	(4,172)	94	(21.7)
(41,481)	SPIRAX GROUP PLC	(4,058)	289	(21.1)
(70,400)	YAMATO KOGYO CO LTD	(3,554)	(32)	(18.5)
(125,457)	VALMET OYJ	(3,493)	489	(18.2)
(469,500)	MITSUBISHI LOGISTICS CORP	(3,457)	56	(18.0)
(309,500)	SG HOLDINGS CO LTD	(3,401)	401	(17.7)
(167,076)	SIG GROUP AG	(3,309)	35	(17.2)
(430,402)	KINNEVIK B	(3,229)	270	(16.8)
(74,765)	INTERPUMP GROUP	(3,226)	(225)	(16.8)
(877,554)	IGO LTD	(3,131)	263	(16.3)
(857,571)	STOCKLAND	(3,051)	163	(15.9)
(75,900)	ZENKOKU HOSHO CO LTD	(2,995)	312	(15.6)
(2,855,000)	MAPLETREE PAN ASIA COMMERCIAL	(2,969)	366	(15.5)
(644,714)	SCHRODERS PLC	(2,905)	348	(15.1)
(271,000)	KS HOLDINGS CORP	(2,889)	359	(15.1)
(280,345)	HOWDEN JOINERY GROUP PLC	(2,885)	(21)	(15.0)
(1,464,770)	SPARK NEW ZEALAND LTD	(2,852)	275	(14.9)
(66,045)	MAGNA INTL A	(2,796)	(222)	(14.6)
(15,300)	BKW SA	(2,776)	172	(14.5)
(222,800)	SAWAI GROUP HOLDINGS CO LTD	(2,743)	(479)	(14.3)
(564,109)	LENDLEASE GROUP	(2,725)	118	(14.2)
(246,400)	RICOH CO LTD	(2,649)	(158)	(13.8)
(196,700)	HASEKO CORP	(2,616)	5	(13.6)
(16,923)	BOYD GROUP SERVICES INC	(2,611)	21	(13.6)
(238,600)	VENTURE CORPORATION LTD	(2,562)	295	(13.4)
(8,419)	TECAN HLD	(2,480)	488	(12.9)
(17,599)	COLOPLAST B	(2,368)	166	(12.3)
(194,600)	LIXIL CORP	(2,360)	110	(12.3)
(44,996)	SIEMENS HEALTH	(2,350)	(81)	(12.2)
(46,974)	STELLA JONES	(2,309)	(86)	(12.0)
(14,400)	NITORI HOLDINGS CO LTD	(2,289)	467	(11.9)
(285,600)	HAZAMA ANDO CORP	(2,262)	62	(11.8)
(45,200)	NIPPON EXPRESS HOLDINGS INC	(2,250)	(74)	(11.7)
(645,544)	ATLAS ARTERIA	(2,157)	79	(11.2)
(262,378)	BANKINTER S.A.	(2,101)	(55)	(10.9)
(94,370)	SAPUTO GP	(2,040)	299	(10.6)
(65,900)	YASKAWA ELECTRIC CORP	(2,013)	302	(10.5)
(828,750)	METCASH LTD	(2,007)	340	(10.5)
(131,248)	TOMRA SYSTEMS	(1,952)	122	(10.2)
(3,057,500)	GENTING SINGAPORE LIMITED	(1,950)	211	(10.2)
(74,200)	SUMITOMO METAL MINING CO LTD	(1,948)	140	(10.2)
(352,235)	SUPERIOR PLUS CORP	(1,898)	214	(9.9)
(174,500)	LION CORP	(1,894)	(165)	(9.9)
(104,202)	MEDIPAL HOLDINGS CORP	(1,889)	221	(9.8)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(1,280)	PARTNERS GROUP	$(1,873)	$20	(9.8)%
(2,308,255)	ITV PLC	(1,842)	(287)	(9.6)
(284,300)	CITIZEN WATCH CO LTD	(1,839)	181	(9.6)
(149,502)	INFRASTRUTTURE WIRELESS ITALIANE SPA	(1,838)	315	(9.6)
(24,570)	FISCHER	(1,827)	(61)	(9.5)
(233,840)	DAVIDE CAMPARI-MILANO NV	(1,802)	412	(9.4)
(475,100)	CITY DEVT LTD	(1,798)	(46)	(9.4)
(2,002,511)	XINYI GLASS	(1,737)	(357)	(9.1)
(105,737)	MONDI PLC	(1,714)	121	(8.9)
(30,195)	JULIUS BAER	(1,707)	(276)	(8.9)
(410,077)	WEB TRAVEL GROUP LTD	(1,695)	332	(8.8)
(108,544)	SEEK LTD	(1,689)	(152)	(8.8)
(9,108)	SWATCH GROUP	(1,687)	48	(8.8)
(463,397)	A2 MILK CO LTD	(1,657)	(73)	(8.6)
(157,900)	SUMCO CORP	(1,637)	387	(8.5)
(290,214)	B&M EUROPEAN VALUE RETAIL SA	(1,630)	346	(8.5)
(23,670)	REMY COINTREAU	(1,624)	178	(8.5)
(293,146)	ALGONQUIN PWR & UTILS CORP	(1,613)	153	(8.4)
(246,393)	ELEKTA	(1,584)	130	(8.3)
(38,685)	HUGO BOSS	(1,576)	278	(8.2)
(1,521,800)	BUD APAC	(1,571)	137	(8.2)
(58,781)	ATS CORP	(1,565)	(347)	(8.2)
(137,959)	BREMBO N.V.	(1,553)	290	(8.1)
(32,447)	RANDSTAD NV	(1,549)	96	(8.1)
(188,650)	BURBERRY GROUP PLC	(1,537)	(1,374)	(8.0)
(190,665)	PENNON GROUP PLC	(1,532)	85	(8.0)
(12,250)	BE SEMICOND IND	(1,527)	79	(8.0)
(124,600)	HAMAMATSU PHOTONICS	(1,526)	65	(8.0)
(34,128)	PUMA SE	(1,452)	(131)	(7.6)
(43,634)	DIAGEO PLC	(1,438)	147	(7.5)
(218,866)	HUSQVARNA	(1,427)	133	(7.4)
(14,378)	BCV	(1,425)	2	(7.4)
(107,000)	JFE HOLDINGS INC	(1,422)	218	(7.4)
(68,500)	JARDINE CYCLE CARRIAGE LTD	(1,421)	(19)	(7.4)
(33,242)	BROOKFIELD INFRASTRUCTURE-A	(1,403)	(89)	(7.3)
(10,808)	ASCENDIS PHA-ADR	(1,380)	(83)	(7.2)
(127,267)	RS GROUP PLC	(1,347)	190	(7.0)
(55,100)	HITACHI CONST MACH CO LTD	(1,330)	103	(6.9)
(12,100)	ALTEN	(1,324)	372	(6.9)
(133,081)	WPP PLC	(1,315)	(152)	(6.9)
(24,852)	LUNDBERGFRETAGEN	(1,299)	101	(6.8)
(319,320)	ILUKA RESOURCES LTD	(1,298)	142	(6.8)
(844,804)	REGION GROUP	(1,292)	93	(6.7)
(6,353)	SARTORIUS STEDIM	(1,290)	92	(6.7)
(4,772)	SARTORIUS	(1,284)	198	(6.7)
(149,000)	HAKUHODO DY HOLDINGS INC	(1,259)	133	(6.6)
(173,510)	PHOENIX GROUP HOLDINGS PLC	(1,257)	75	(6.6)
(32,600)	KOBAYASHI PHARMACEUTICAL CO LTD	(1,250)	(37)	(6.5)
(33,614)	SPECTRIS PLC	(1,250)	169	(6.5)
(512,100)	WILMAR INTL	(1,244)	78	(6.5)
(1,178,000)	SINO LAND	(1,220)	77	(6.4)
(52,200)	SUMITOMO HEAVY IND LTD	(1,218)	127	(6.3)
(11,965)	WENDEL INVESTISSEMENT	(1,216)	40	(6.3)
(141,300)	JGC HOLDINGS CORP	(1,213)	4	(6.3)
(8,889)	BEIERSDORF	(1,212)	65	(6.3)
(80,445)	PEARSON PLC	(1,211)	(46)	(6.3)
(243,670)	RENTOKIL INITIAL PLC	(1,209)	1	(6.3)
(4,607,000)	PACIFIC BASIN	(1,197)	113	(6.2)
(32,842)	PORSCHE AUTOMOBIL HOLDING SE	(1,190)	(10)	(6.2)
(457,676)	MAN GROUP PLC/JERSEY	(1,190)	(30)	(6.2)
(19,303)	BRENNTAG SE	(1,185)	(57)	(6.2)

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(34,499)	TRELLEBORG	$(1,184)	$50	(6.2)%
(69,700)	GMO INTERNET GROUP INC	(1,179)	(20)	(6.1)
(13,256)	BACHEM	(1,171)	157	(6.1)
(82,100)	KOITO MFG CO LTD	(1,147)	93	(6.0)
(179,631)	NEW MELROSE INDUSTRIES PLC	(1,144)	(165)	(6.0)
(22,768)	SYDBANK	(1,135)	15	(5.9)
(91,020)	UMICORE	(1,071)	100	(5.6)
(19,303)	BRENNTAG SE	(1,185)	(57)	(6.2)

Percentages are based on Net Assets of $7,648,545 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	7,164,344	41,608	–	^	7,205,952
Preferred Stock	140,674	–	–		140,674
Exchange Traded Fund	2,275	–	–		2,275
Rights	22	–	–		22
Cash Equivalent	138,510	–	–		138,510
Total Investments in Securities	7,445,825	41,608	–		7,487,433

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,371	–	–	1,371
Unrealized Depreciation	(411)	–	–	(411)
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(8,090)	–	(8,090)
Total Other Financial Instruments	960	(8,090)	–	(7,130)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	This category includes securities with a value of $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$35,680	$9	$(35,607)	$(46)	$(36)	$—	$77	$—
SEI Daily Income Trust, Government Fund, Institutional Class	49,270	555,082	(465,842)	—	—	138,510	2,679	—
Totals	$84,950	$555,091	$(501,449)	$(46)	$(36)	$138,510	$2,756	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.8%
Australia — 3.7%
ANZ Group Holdings Ltd	478	$10
Aristocrat Leisure Ltd	13,422	592
BlueScope Steel Ltd	7,542	109
Brambles Ltd	20,638	256
Breville Group Ltd	1,419	31
Capral Ltd	9,442	61
Charter Hall Group ‡	2,891	30
Civmec Australia	53,600	45
Clarity Pharmaceuticals Ltd *	7,231	30
Cochlear Ltd	97	19
Codan Ltd	3,296	34
Cogstate Ltd *	34,943	23
Commonwealth Bank of Australia	1,818	188
Computershare Ltd	31,952	664
Danakali Ltd (A)	30,918	8
De Grey Mining Ltd *	33,636	33
DGL Group *	21,401	8
Environmental Group *	72,655	13
Fiducian Group Ltd	5,226	30
Fleetwood	27,962	36
GenusPlus Group Ltd	13,878	23
Gold Road Resources Ltd	26,862	33
Goodman Group ‡	5,542	137
GR Engineering Services Ltd	51,824	78
Hipages Group Holdings Ltd *	27,014	20
Horizon Oil Ltd	288,026	37
HUB24 Ltd	697	34
Humm Group Ltd	18,984	8
Image Resources NL *	10,619	1
Infomedia	21,079	19
JB Hi-Fi Ltd	576	34
Macmahon Holdings Ltd	286,343	68
Medibank Pvt Ltd	16,737	42
Netwealth Group Ltd	2,410	48
NEXTDC Ltd *	5,036	53
Northern Star Resources Ltd	13,567	155
Orica Ltd	981	12
Playside Studios Ltd *	154,041	42
Pro Medicus Ltd	3,877	636
Qantas Airways Ltd *	24,315	139
Qube Holdings Ltd	22,532	58
REA Group Ltd	189	31
Regis Healthcare Ltd	11,886	52
Ricegrowers	8,230	53
Rio Tinto Ltd	16,000	1,232
Sandfire Resources Ltd	4,738	32
Servcorp	16,520	52
Service Stream Ltd	100,207	106
Shape Australia Pty	23,553	43
Sigma Healthcare Ltd	40,056	75
SKS Technologies Group Ltd	36,634	48
Solvar	70,625	63

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tuas Ltd *	18,094	$66
Universal Store Holdings Ltd	12,770	65
Vault Minerals Ltd *	149,665	34
Veem Ltd	28,990	25
Westpac Banking Corp	3,649	79
WiseTech Global Ltd	438	37
XRF Scientific Ltd	8,970	11
		6,001

Austria — 0.2%
Erste Group Bank AG	2,993	164
Fabasoft AG	1,487	27
Porr Ag	2,068	35
Raiffeisen Bank International AG	132	3
Strabag SE	389	16
		245

Belgium — 0.8%
Jensen-Group NV	447	20
KBC Group NV	2,548	184
Lotus Bakeries NV	3	36
Syensqo SA	15,000	1,113
		1,353

Brazil — 1.9%
Allied Tecnologia SA	7,600	11
Banco BTG Pactual SA	7,200	36
Banco do Brasil SA	250,000	1,030
BRF SA *	7,700	32
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,600	55
Dexxos Participacoes SA	6,900	10
NU Holdings Ltd/Cayman Islands, Cl A *	5,504	69
Pagseguro Digital Ltd, Cl A *	2,516	18
Petroleo Brasileiro SA ADR	13,739	196
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)	36,500	42
Telefonica Brasil SA	135,000	1,114
TOTVS SA	81,600	373
Ultrapar Participacoes SA	7,800	23
Wheaton Precious Metals Corp	878	55
		3,064

Burkina Faso — 0.0%
IAMGOLD Corp *	7,487	41

Cameroon — 0.0%
Golar LNG Ltd	1,162	46

Canada — 5.1%
ADENTRA Inc	1,133	33
Agnico Eagle Mines Ltd	3,002	253
Alamos Gold Inc, Cl A	5,139	98
Aritzia Inc *	1,046	35
Atco Ltd/Canada, Cl I	1,512	53
Barrick Gold Corp	61,112	1,070

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brookfield Corp, Cl A	989	$61
Canadian Imperial Bank of Commerce	8,679	563
Canadian Natural Resources Ltd	1,090	37
Cargojet Inc	381	33
CCL Industries Inc, Cl B	1,745	97
Celestica Inc *	1,564	134
Centerra Gold Inc	26,691	161
CES Energy Solutions Corp	6,188	43
Colliers International Group Inc	232	36
Constellation Software (A)	66	–
Coveo Solutions Inc *	4,600	24
D2L Inc *	12,829	148
Dollarama Inc	11,500	1,198
Dorel Industries Inc, Cl B *	9,000	28
Dundee, Cl A *	20,500	23
Dynacor Group Inc	33,080	141
Element Fleet Management Corp	4,101	87
Enbridge Inc	2,055	89
Enghouse Systems Ltd	500	10
Ensign Energy Services Inc *	17,287	36
Firan Technology Group Corp *	2,400	13
Fortuna Mining Corp *	19,585	94
Freehold Royalties Ltd	4,823	48
Great-West Lifeco Inc	4,015	145
Headwater Exploration Inc	7,309	36
Hemisphere Energy Corp	91,300	123
High Liner Foods Inc	9,600	106
Hydro One Ltd	1,086	36
iA Financial Corp Inc	4,788	458
IGM Financial Inc	958	32
InPlay Oil Corp, Cl Common Subs. Receipt	5,300	7
K-Bro Linen Inc	400	11
Kinross Gold Corp	10,723	105
KITS Eyecare Ltd *	1,400	9
Knight Therapeutics *	14,700	55
Lassonde Industries Inc, Cl Common Subs. Receipt	700	90
Lucero Energy Corp *	226,000	65
Mandalay Resources, Cl Common Subs. Receipt *	28,500	73
Manulife Financial Corp	9,527	307
Melcor Developments Ltd	2,800	26
National Bank of Canada	1,475	146
Neo Performance Materials Inc	9,400	53
Paramount Resources Ltd, Cl A	700	16
Pembina Pipeline Corp	1,389	57
PHX Energy Services Corp	12,429	87
Reitmans Canada Ltd, Cl A *	11,197	21
Rubellite Energy *	15,700	25
Sangoma Technologies *	2,400	15
Secure Energy Services Inc	3,990	45
Shopify Inc, Cl A *	1,040	120
Softchoice Corp	6,469	108

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
South Bow Corp *	238	$6
Sprott Inc	1,300	57
Stella-Jones Inc	935	48
Suncor Energy Inc	733	29
Thinkific Labs Inc *	25,200	55
Thomson Reuters Corp	1,333	217
Toromont Industries Ltd	6,597	542
Total Energy Services Inc	7,500	63
TransAlta Corp	4,420	50
VersaBank	3,200	57
Westaim Corp/The *	14,449	51
WSP Global Inc	301	54
		8,252

Chile — 0.0%
Falabella SA *	14,156	48

China — 4.7%
Agricultural Bank of China Ltd, Cl H	778,000	388
Alibaba Group Holding Ltd ADR	1,528	133
Aluminum Corp of China Ltd, Cl H	52,000	31
Anker Innovations Technology Co Ltd, Cl A	3,510	40
ANTA Sports Products Ltd	4,000	40
Anton Oilfield Services Group/Hong Kong	492,000	37
APT Medical Inc, Cl A	630	32
Autohome Inc, Cl A	1,500	10
Baidu Inc, Cl A *	5,650	59
Beauty Farm Medical And Health Industry	5,000	11
BeiGene Ltd *	1,800	30
Beijing Roborock Technology Co Ltd, Cl A	984	29
Best Pacific International Holdings Ltd	246,000	91
Bilibili Inc ADR *	1,522	29
Bilibili Inc, Cl Z *	12,180	233
Bluestar Adisseo Co, Cl A	19,600	29
Bosideng International Holdings Ltd	60,000	31
BYD Co Ltd, Cl H	1,000	33
Capital Securities Co Ltd, Cl A	11,800	39
CGN Power Co Ltd, Cl H	115,000	38
China Boqi Environmental Holding Co Ltd	121,000	14
China CITIC Financial Asset Management Co Ltd, Cl H *	360,000	30
China Construction Bank Corp, Cl H *	1,363,000	1,025
China Feihe Ltd	41,000	30
Chongqing Zongshen Power Machinery Co Ltd, Cl A	13,102	51
COSCO SHIPPING Holdings Co Ltd, Cl H	21,500	30
Country Garden Services Holdings Co Ltd	43,000	31
Dong-E-E-Jiao Co Ltd, Cl A	6,300	50
Eastroc Beverage Group Co Ltd, Cl A	4,010	119
Eoptolink Technology Inc Ltd, Cl A	1,700	27
E-Star Commercial Management Co Ltd	262,000	41
Geely Automobile Holdings Ltd	35,000	62
Henan Pinggao Electric Co Ltd, Cl A *	13,100	32
Homeland Interactive Technology Ltd	54,000	11

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrial & Commercial Bank of China Ltd, Cl H *	158,000	$93
Innovent Biologics Inc *	8,000	40
JD Logistics Inc *	38,900	69
JD.com Inc, Cl A	8,900	164
JOYY Inc ADR *	1,562	61
Ju Teng International Holdings Ltd *	59,000	11
Kingsoft Corp Ltd	6,200	25
Kuaishou Technology, Cl B *	40,000	248
Launch Tech Co Ltd, Cl H	77,500	68
Lee & Man Chemical Co Ltd	22,000	10
Lenovo Group Ltd	228,000	267
Linmon Media Ltd	36,500	15
Meituan, Cl B *	16,900	366
Midea Group Co Ltd, Cl A	3,200	31
Natural Food International Holding Ltd	296,000	18
Neusoft Education Technology	43,200	14
New China Life Insurance Co Ltd, Cl H *	10,300	31
New Hope Service Holdings Ltd	73,000	19
New Oriental Education & Technology Group Inc ADR	344	20
NIO Inc ADR *	5,687	25
Pop Mart International Group Ltd	10,990	127
Precision Tsugami China	8,000	13
Prosus NV	852	35
Qifu Technology Inc ADR	426	16
Shandong Himile Mechanical Science & Technology Co Ltd, Cl A *	6,800	42
Shanghai Allist Pharmaceuticals Co Ltd, Cl A	6,215	52
Shanghai Zhenhua Heavy Industries Co Ltd, Cl A	45,900	26
Sharetronic Data Technology Co Ltd, Cl A	3,000	38
Shenguan Holdings Group Ltd	1,030,572	38
Shennan Circuits Co Ltd, Cl A	2,400	33
Shenzhen Infogem Technologies, Cl A	5,400	39
Shenzhen SC New Energy Technology Corp, Cl A	2,700	26
Shenzhen Woer Heat-Shrinkable Material Co Ltd, Cl A	15,600	39
SITC International Holdings Co Ltd	12,000	31
Tencent Holdings Ltd	28,700	1,468
Tencent Music Entertainment Group ADR	3,195	36
Tianjin Development Holdings Ltd	39,427	10
TK Group Holdings Ltd	78,374	19
Tongdao Liepin Group *	38,600	13
Trip.com Group Ltd *	1,850	121
Vesync Co Ltd	63,486	33
Victory Giant Technology Huizhou Co Ltd, Cl A	5,400	30
Vipshop Holdings Ltd ADR	18,107	250
X Financial ADR	3,785	29
Xiaomi Corp, Cl B *	55,800	199

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xin Point Holdings Ltd	31,000	$16
Xingye Alloy Materials Group Ltd *	57,569	7
Yangzijiang Shipbuilding Holdings Ltd	45,900	82
Yili Chuanning Biotechnology Co Ltd, Cl A	33,100	60
Zhejiang Akcome New Energy Technology Co Ltd *	92,600	–
Zhejiang NHU Co Ltd, Cl A	13,200	40
Zhejiang Weixing Industrial Development Co Ltd, Cl A	54,600	104
Zhongzhi Pharmaceutical Holdings Ltd	69,000	9
		7,592

Denmark — 2.3%
ALK-Abello A/S *	1,663	38
AP Moller - Maersk A/S, Cl B	1,094	1,855
Coloplast A/S, Cl B	4,381	552
Genmab A/S *	88	19
MT Hoejgaard Holding A/S *	349	14
NKT A/S *	326	25
Novo Nordisk A/S, Cl B	3,590	385
Novonesis (Novozymes) B, Cl B	489	29
Pandora A/S	2,015	324
ROCKWOOL A/S, Cl A	943	347
ROCKWOOL A/S, Cl B	129	47
Svitzer Group A/S *	54	2
		3,637

Finland — 0.9%
Atria Oyj, Cl A	766	9
Cargotec Oyj, Cl B	590	33
Consti Oyj	934	10
Elisa Oyj, Cl A	555	25
Nokia Oyj	300,000	1,261
Nokia Oyj ADR	6,461	27
Orion Oyj, Cl B	606	29
Raisio Oyj, Cl V	12,679	28
Wartsila OYJ Abp, Cl B	2,143	39
		1,461

France — 4.6%
BNP Paribas SA	8,449	506
Caisse Regionale de Credit Agricole Mutuel Nord de France	716	10
Carrefour SA	75,000	1,141
Cie de Saint-Gobain SA	969	88
Danone SA	18,000	1,229
Dassault Aviation SA	6,000	1,194
Dassault Systemes SE	174	6
Engie SA	667	11
EssilorLuxottica SA	3,844	933
LVMH Moet Hennessy Louis Vuitton SE	1,162	727
Pernod Ricard SA	3,507	392
Publicis Groupe SA	778	84
Quadient SA	4	–
Societe BIC SA	15,887	1,059

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SPIE SA	438	$14
Technip Energies	1,692	42
Vente-Unique.Com SA	674	9
VIEL & Cie SA	2,019	23
		7,468

Germany — 5.5%
adidas AG	1,801	424
AlzChem Group AG	2,443	147
Bastei Luebbe AG	2,568	27
Bayer AG	52,000	1,065
Birkenstock Holding Plc *	1,065	55
Cewe Stiftung & Co KGAA	400	41
Commerzbank AG	5,974	92
Continental AG	19,311	1,265
CTS Eventim AG & Co KGaA	372	33
Deutsche Bank AG	24,052	408
Deutsche Boerse AG	2,813	658
Deutsche Wohnen SE	706	18
Evonik Industries AG	3,315	61
Heidelberg Materials AG	168	21
KSB SE & Co KGaA	47	31
MBB SE	719	78
Mercedes-Benz Group AG	20,000	1,119
Merck KGaA	439	66
MLP	4,028	25
MPC Muenchmeyer Petersen Capital	1,281	8
MTU Aero Engines AG	229	78
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	474	247
Rational AG	39	36
Rheinmetall AG	103	68
RWE AG	2,361	79
SAP SE	8,666	2,059
Scout24 SE	7,192	646
SUSS MicroTec SE	1,040	54
Traton SE	1,012	31
		8,940

Greece — 0.1%
Alumil Aluminium Industry *	3,104	13
Eurobank Ergasias Services and Holdings SA	18,193	38
National Bank of Greece SA	5,941	42
Performance Technologies IT Solutions	1,694	10
Piraeus Port Authority SA	1,814	60
StealthGas Inc *	1,351	7
		170

Guatemala — 0.0%
Millicom International Cellular SA *	1,323	32

Hong Kong — 3.4%
AIA Group Ltd	215,000	1,607
Ajisen China Holdings Ltd	417,000	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Analogue Holdings Ltd	39,789	$5
Build King Holdings Ltd	25,302	3
Dream International Ltd	90,000	56
Futu Holdings Ltd ADR *	1,086	95
Hong Kong Exchanges & Clearing Ltd	17,200	641
Jacobson Pharma Corp Ltd	126,000	13
Jinmao Property Services	51,000	17
Johnson Electric Holdings Ltd	16,001	22
Lee's Pharmaceutical Holdings Ltd	86,110	13
LH GROUP LTD	56,000	3
Midland Holdings Ltd *	445,994	41
Nameson Holdings Ltd	566,000	66
New Times *	578,000	4
PAX Global Technology Ltd	137,000	91
Perennial Energy Holdings Ltd	333,559	45
Plover Bay Technologies Ltd	152,000	96
Sitoy Group Holdings Ltd	322,000	24
Smart-Core Holdings Ltd	134,000	28
Stella International Holdings Ltd	34,500	63
Sundart Holdings Ltd *	274,000	14
Swire Pacific Ltd, Cl A	135,500	1,115
Texwinca Holdings Ltd	629,257	66
Tian An China Investment Co Ltd	14,000	7
Time Watch Investments Ltd *	263,233	11
VTech Holdings Ltd	195,000	1,332
YTO International Express & Supply Chain Technology Ltd	132,000	22
		5,544

Hungary — 0.1%
AutoWallis Nyrt *	32,362	12
MOL Hungarian Oil & Gas PLC	6,055	41
Opus Global Nyrt	35,341	45
OTP Bank Nyrt	712	39
		137

India — 2.1%
Bajaj Auto Ltd	389	42
Bengal & Assam Co Ltd	346	39
Bharat Petroleum Corp Ltd	22,302	77
Bharti Airtel Ltd	1,859	36
CG Power & Industrial Solutions Ltd	4,244	37
Coal India Ltd	60,045	296
Colgate-Palmolive India Ltd	4,961	170
DB Corp Ltd	63,687	234
Dixon Technologies India Ltd	412	77
Dr Reddy's Laboratories Ltd	5,590	79
Eco Recycling Ltd *	2,797	32
Forbes & Co Ltd *	242	1
Forbes Precision Tools & Machicne Parts	2,152	7
GE T&D India Ltd	1,952	41
Gulf Oil Lubricants India Ltd	16,249	213
HCL Technologies Ltd	2,144	47
HDFC Bank Ltd ADR	12,948	864

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Himadri Speciality Chemical Ltd	4,933	$31
Hindustan Aeronautics Ltd	578	31
Hindustan Zinc Ltd	5,616	33
ICICI Bank Ltd	9,572	147
IIFL Securities Ltd	43,051	166
Indraprastha Medical Corp Ltd	15,048	82
Infosys Ltd	3,872	85
Infosys Ltd ADR	3,227	71
InterGlobe Aviation Ltd *	625	32
KEC International Ltd	3,728	46
Mahindra & Mahindra Ltd	888	31
MakeMyTrip Ltd *	399	46
State Bank of India	3,542	35
Trent Ltd	896	72
TV Today Network	19,855	48
United Spirits Ltd	2,089	38
Voltas Ltd	2,649	52
		3,338

Indonesia — 0.4%
Adira Dinamika Multi Finance Tbk PT	28,800	19
Agung Podomoro Land *	1,805,541	11
Akasha Wira International Tbk PT *	24,200	15
Asahimas Flat Glass Tbk PT	33,200	10
Asuransi Tugu Pratama Indonesia Tbk PT	709,700	47
Bank Central Asia Tbk PT	87,700	55
Baramulti Suksessarana Tbk PT	60,207	16
Barito Pacific Tbk PT	124	–
BISI International Tbk PT	370,703	26
Bumi Resources Minerals Tbk PT *	1,093,700	28
Chandra Asri Pacific Tbk PT	83,500	37
Cisadane Sawit Raya Tbk PT	355,055	15
Delta Djakarta Tbk PT	34,500	5
Elnusa Tbk PT	4,519,600	126
Golden Energy Mines Tbk PT	42,600	29
IMC Pelita Logistik TBK PT	761,997	20
Jasa Armada Indonesia Tbk PT	995,800	17
Mitrabahtera Segara Sejati Tbk PT *	337,947	22
Resource Alam Indonesia Tbk PT	633,307	20
Salim Ivomas Pratama Tbk PT	184,952	5
Samudera Indonesia Tbk PT	616,066	11
Soechi Lines Tbk PT *	3,302,800	36
Sunindo Pratama Tbk PT	705,700	37
Surya Pertiwi	243,600	10
Uni-Charm Indonesia Tbk PT	168,400	8
		625

Ireland — 1.3%
Accenture PLC, Cl A	2,574	933
AerCap Holdings NV	607	60
AIB Group PLC	198,592	1,080
		2,073

Israel — 1.7%
Camtek Ltd/Israel	705	53

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cellebrite DI Ltd *	1,544	$31
Check Point Software Technologies Ltd *	8,529	1,552
GAN Shmuel Foods	729	8
Nice Ltd ADR *	1,060	193
Nova Ltd *	690	127
Shufersal Ltd	4,065	41
Teva Pharmaceutical Industries Ltd ADR *	2,025	34
Wix.com Ltd *	3,263	730
		2,769

Italy — 1.1%
A2A SpA	20,230	46
Banca Popolare di Sondrio SPA	7,942	60
BPER Banca SPA	17,841	109
Brunello Cucinelli SpA	611	61
Ferrari NV	244	106
Intesa Sanpaolo SpA	66,618	255
Leonardo SpA	9,130	246
Maire SpA	7,444	57
Powersoft SpA	3,750	51
PRADA SpA	5,900	40
UniCredit SpA	19,329	743
		1,774

Japan — 11.1%
ABC-Mart Inc	2,300	47
Ad-sol Nissin Corp	1,200	17
Ainavo Holdings Co Ltd	3,750	15
Alpha Systems Inc	900	21
AlphaPolis Co Ltd	1,500	30
Amano Corp	1,400	40
Anest Iwata Corp	5,800	54
Asics Corp	2,100	42
Atled Corp	1,100	12
Aucnet Inc	700	13
Avant Group Corp	2,400	34
Bandai Namco Holdings Inc	1,500	32
Bic Camera Inc	3,700	41
Brother Industries Ltd	71,300	1,251
Business Brain Showa-Ota Inc	3,300	46
Capcom Co Ltd	4,692	110
Central Japan Railway Co	8,100	166
CyberAgent Inc	3,700	26
Dai-ichi Life Holdings Inc	6,500	175
Daiichi Sankyo Co Ltd	3,800	120
Daito Trust Construction Co Ltd	800	89
Daiwa Securities Group Inc	19,300	129
Denso Corp	3,300	47
Dentsu Group Inc	42,300	1,077
Digital Arts Inc	200	8
East Japan Railway Co	9,100	177
Ebase Co Ltd	2,300	10
en Japan Inc	1,400	19
Enshu Truck Co Ltd	500	8

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Entrust Inc	1,700	$9
FANUC Corp	1,500	39
Fast Retailing Co Ltd	800	272
Freund Corp	1,700	8
FTGroup Co Ltd	5,200	42
Fujii Sangyo Corp	600	10
Fujikura Ltd	1,500	53
Fujitsu Ltd	33,740	644
Furuno Electric Co Ltd	1,300	22
Fuso Pharmaceutical Industries Ltd	1,000	17
Goldwin Inc	300	18
Hirose Tusyo Inc	900	24
Hitachi Ltd	2,500	62
Hokkaido Gas Co Ltd	5,000	18
Hoya Corp	5,100	654
Ichikoh Industries Ltd	4,500	12
IDEA Consultants	900	15
IMAGICA GROUP Inc	2,900	10
Japan Tobacco Inc	4,900	138
JFE Systems Inc	500	10
Kamakura Shinsho Ltd	2,200	8
Kandenko Co Ltd	3,300	48
Kanefusa Corp	2,300	10
Keio Corp	2,200	58
Keisei Electric Railway Co Ltd	1,300	39
Kewpie Corp	2,800	64
Keyence Corp	1,500	646
Kikkoman Corp	3,600	39
Kimura Unity Co Ltd	2,700	26
Kita-Nippon Bank Ltd/The	1,200	22
Kobe Bussan Co Ltd	1,200	30
Koito Manufacturing Co Ltd	80,000	1,038
Kokusai Electric Corp	1,900	31
Komatsu Ltd	1,200	32
KOZO KEIKAKU ENGINEERING HOLDINGS Inc	300	8
Kuraray Co Ltd	2,400	32
Kyoritsu Maintenance Co Ltd	2,200	41
Kyowa Electronic Instruments Co Ltd	9,800	28
Loginet Japan Co Ltd	500	10
M3 Inc	43,000	415
Matching Service Japan Co Ltd	2,300	16
Mazda Motor Corp	6,600	42
Mitani Sangyo Co Ltd	4,100	9
Mitsubishi Corp	6,100	103
Mitsubishi UFJ Financial Group Inc	12,300	147
Mitsui Mining & Smelting Co Ltd	1,000	31
Mizuho Financial Group Inc	1,600	40
MS&AD Insurance Group Holdings Inc	4,900	109
Murakami Corp	2,200	73
Murata Manufacturing Co Ltd	3,100	52
Nagoya Railroad Co Ltd	4,500	52
Nakamoto Packs	800	9
NEC Corp	1,200	102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NEOJAPAN Inc	3,400	$43
Nicca Chemical Co Ltd	1,500	11
Nice Corp	1,700	18
NIDEC CORP	2,400	44
Nihon Trim Co Ltd	1,000	24
Nikon Corp	108,700	1,279
Nintendo Co Ltd	1,100	65
Nippi Inc	200	7
Nippon Sanso Holdings Corp	1,000	29
Nippon Yusen KK	1,300	42
Nissan Tokyo Sales Holdings Co Ltd	16,600	48
Nissui Corp	5,200	32
NJS Co Ltd	1,900	47
Nomura Holdings Inc	5,700	34
Nomura Research Institute Ltd	1,100	34
OBIC Business Consultants Co Ltd	700	33
Obic Co Ltd	6,500	212
Ochi Holdings Co Ltd	1,200	10
Ono Pharmaceutical Co Ltd	5,400	62
Optim Corp *	4,600	23
Oracle Corp Japan	700	71
Organo Corp	500	28
Oro Co Ltd	4,200	68
Otsuka Corp	3,400	84
Otsuka Holdings Co Ltd	1,800	104
Persol Holdings Co Ltd	5,000	8
PR Times Corp *	3,000	31
Rakuten Bank Ltd *	1,200	34
Recruit Holdings Co Ltd	14,000	968
Resona Holdings Inc	6,000	50
Resonac Holdings Corp	1,300	35
Riken Technos Corp	9,200	65
Sakata INX Corp	3,100	31
Sanwa Holdings Corp	5,100	153
Sapporo Holdings Ltd	700	41
SCSK Corp	3,200	65
Seiko Epson Corp	3,100	55
Sekisui House Ltd	2,100	49
Sekisui Kasei Co Ltd	6,800	16
SERAKU Co Ltd	1,000	9
Shimano Inc	1,500	209
Shimojima Co Ltd	4,200	36
Skylark Holdings Co Ltd	1,700	26
SMS Co Ltd	34,100	378
Soken Chemical & Engineering Co Ltd	500	10
Sompo Holdings Inc	600	16
Sugi Holdings Co Ltd	2,900	49
Sumitomo Electric Industries Ltd	2,900	56
Sumitomo Mitsui Financial Group Inc	4,300	106
Suzuki Motor Corp	2,900	31
System Support Inc	1,100	13
T&D Holdings Inc	3,500	66
Takashimaya Co Ltd	12,800	102

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tayca Corp	34	$–
Terumo Corp	7,600	154
TIS Inc	6,400	156
Toei Animation Co Ltd	19,100	462
Toell Co Ltd	2,500	13
Toho Co Ltd/Tokyo	800	35
Tokio Marine Holdings Inc	3,500	130
Tokyo Electron Ltd	500	78
Tokyu Fudosan Holdings Corp	18,000	118
Tonami Holdings Co Ltd	600	22
Toshiba TEC Corp	1,100	27
Towa Bank Ltd/The	10,000	42
Toyo Suisan Kaisha Ltd	900	63
Toyokumo Inc	1,200	15
Toyota Motor Corp	16,100	274
Toyota Tsusho Corp	2,800	48
Trend Micro Inc/Japan	5,700	312
Trinity Industrial Corp	3,700	27
TYK Corp/Tokyo	6,200	17
Ubicom Holdings Inc	1,600	14
USS Co Ltd	3,400	31
Wacom Co Ltd	4,000	19
Wadakohsan Corp	1,800	16
Yamagata Bank Ltd/The	2,400	15
Yamaha Corp	180,000	1,319
Yamaha Motor Co Ltd	4,600	40
ZIGExN Co Ltd	3,100	11
		17,961

Luxembourg — 0.7%
SES SA, Cl A	309,000	1,064

Macao — 0.8%
MGM China Holdings Ltd	19,200	24
Sands China Ltd *	500,000	1,275
		1,299

Malaysia — 0.9%
Aeon Co M Bhd	157,000	53
Allianz Malaysia Bhd	13,700	63
Amway Malaysia Holdings Bhd	16,000	25
CB Industrial Product Holding Bhd	160,100	47
CCK Consolidated Holdings BHD	247,500	87
Chin Well Holdings BHD	74,100	16
CIMB Group Holdings Bhd	33,000	61
Dayang Enterprise Holdings Bhd	211,000	99
Deleum Bhd	440,400	141
Favelle Favco Bhd	25,000	10
Gas Malaysia Bhd	75,400	73
Hap Seng Plantations Holdings	60,600	28
Hong Leong Bank Bhd	13,800	64
Hong Leong Capital	35,900	33
Hong Leong Financial Group Bhd	3,100	13
Innoprise Plantations BHD	53,500	21
Kawan Food Bhd	105,800	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keck Seng Malaysia Bhd	10,500	$13
Kim Loong Resources Bhd	164,100	96
LBS Bina Group Bhd	186,900	23
Mah Sing Group Bhd	135,800	51
Malayan Flour Mills Bhd	200,400	24
MKH Bhd	99,700	27
MKH Oil Palm East Kalimantan Bhd	14,243	2
MNRB Holdings Bhd	24,400	12
Mynews Holdings Bhd *	94,700	14
Oriental Food Industries Holdings BHD	38,100	14
Panasonic Manufacturing Malaysia BHD	20,000	82
Paramount Corp Bhd	95,200	23
Petra Energy Bhd	53,700	16
Petron Malaysia Refining & Marketing Bhd	32,400	30
Sports Toto Bhd	119,100	39
Sunway Bhd	43,100	47
Tambun Indah Land Bhd	93,800	19
		1,406

Mexico — 0.1%
Grupo Comercial Chedraui SA de CV	7,500	48
Southern Copper Corp	1,050	105
Vista Energy SAB de CV ADR *	790	42
		195

Netherlands — 3.5%
ABN AMRO Bank NV	16,220	252
Adyen NV *	12	18
Argenx SE ADR *	76	47
ASML Holding NV	840	584
Flow Traders Ltd	73,232	1,632
Fugro NV	1,548	28
IMCD NV	3,407	511
Koninklijke BAM Groep NV	7,256	31
Koninklijke KPN NV	60,830	236
Koninklijke Vopak NV	995	47
NN Group NV	5,320	247
SBM Offshore NV	2,548	46
Universal Music Group NV	21,258	512
Wolters Kluwer NV	8,483	1,415
		5,606

New Zealand — 0.1%
Aroa Biosurgery *	22,919	11
Briscoe Group Ltd	10,569	33
Eroad Ltd *	13,692	8
Fisher & Paykel Healthcare Corp Ltd	3,838	86
Smart Parking *	27,643	16
Steel & Tube Holdings Ltd	43,347	23
Xero Ltd *	276	31
		208

Norway — 0.6%
DOF Group ASA *	3,844	30
Elopak ASA	24,387	97

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gjensidige Forsikring ASA	27,008	$480
Kongsberg Gruppen ASA	2,391	281
Multiconsult	2,985	52
Pexip Holding	3,726	15
Reach Subsea ASA	15,594	12
Selvaag Bolig ASA	4,132	13
Wilh Wilhelmsen Holding ASA, Cl B	1,027	36
		1,016

Philippines — 0.0%
Keepers Holdings	333,000	12
San Miguel Food and Beverage Inc	15,780	14
STI Education Systems Holdings	616,000	13
		39

Poland — 0.3%
AB SA	3,132	69
Alior Bank SA	1,697	38
Amica SA	721	11
Arctic Paper SA	9,870	40
Bank Polska Kasa Opieki SA	862	29
Comp SA *	1,474	43
InPost SA *	1,596	28
Oponeo.pl	848	16
Rainbow Tours SA	4,113	120
Sygnity *	550	10
Toya SA *	24,097	45
VRG SA	2,427	2
		451

Portugal — 0.1%
Banco Comercial Portugues SA, Cl R	46,746	22
Galp Energia SGPS SA, Cl B	4,837	79
		101

Qatar — 0.3%
Ooredoo QPSC	146,969	478

Russia — 0.0%
Exillon Energy PLC *	4,819	–

Saudi Arabia — 0.1%
Co for Cooperative Insurance/The	3,138	110
Electrical Industries Co	14,165	27
Saudi Chemical Co Holding	18,901	46
		183

Singapore — 1.1%
Boustead Singapore Ltd	35,165	26
BRC Asia Ltd	77,500	146
CapitaLand Integrated Commercial Trust ‡	20,000	29
Centurion Corp Ltd	101,500	71
China Aviation Oil Singapore Corp Ltd	18,900	13
Credit Bureau Asia Ltd	40,500	36
DBS Group Holdings Ltd	11,610	367
IGG Inc	62,000	28
Japfa Ltd	168,800	47

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Keppel DC REIT ‡	45,500	$75
LHN	75,900	24
Oiltek International	17,300	11
OM Holdings Ltd	93,414	21
Oversea-Chinese Banking Corp Ltd	11,000	134
Pacific Century Regional Developments Ltd	23,100	6
Q&M Dental Group Singapore	42,700	9
SATS Ltd	12,200	34
Sea Ltd ADR *	4,914	559
Sing Investments & Finance Ltd	32,550	26
Singapore Exchange Ltd	6,000	57
Singapore Telecommunications Ltd	13,600	32
Wee Hur Holdings Ltd	145,700	49
		1,800

South Africa — 2.5%
Altron Ltd, Cl A	6,201	7
Anglo American PLC	43,000	1,377
AVI Ltd	5,053	31
Capitec Bank Holdings Ltd	233	42
Clicks Group Ltd	43,833	953
Combined Motor Holdings Ltd	8,771	16
Karooooo Ltd	688	31
Premier Group Ltd	3,801	26
Sanlam Ltd	14,653	71
Tiger Brands Ltd	100,000	1,399
		3,953

South Korea — 3.6%
Digital Daesung	1,925	10
Dongwon F&B Co Ltd	1,866	43
Eusu Holdings Co Ltd	11,089	41
Hana Financial Group Inc	5,877	263
Hansol Holdings Co Ltd	7,879	13
HD Hyundai Electric Co Ltd	157	39
HD Hyundai Heavy Industries Co Ltd *	474	75
Heungkuk Fire & Marine Insurance Co Ltd *	3,930	9
KB Financial Group Inc	406	28
Kia Corp	353	24
KT&G Corp	17,000	1,484
Kukbo Design Co Ltd	1,270	16
LG Corp	20,000	1,074
LG H&H Co Ltd	4,905	1,092
Maeil Holdings Co Ltd	9,522	57
MegaStudy Co Ltd	4,696	38
Meritz Financial Group Inc	346	25
Miwon Chemicals Co Ltd	184	10
Multicampus Co Ltd	1,160	25
NICE Holdings Co Ltd	2,655	21
Samsung Biologics Co Ltd *	41	29
Samsung Electronics Co Ltd	27,764	1,079
SeAH Holdings Corp	22	2
SGC E&C Co Ltd	907	9
Shinsegae Food Co Ltd	626	14

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SK Biopharmaceuticals Co Ltd *	413	$31
SK Hynix Inc	839	96
SNT Holdings Co Ltd	1,440	24
WiSoL Co Ltd	2,419	10
Woori Financial Group Inc	14,675	176
		5,857

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	929	43
CaixaBank SA	66,746	363
Grupo Empresarial San Jose SA	10,474	51
Iberdrola SA	12,637	180
Industria de Diseno Textil SA	30,024	1,655
		2,292

Sweden — 1.6%
AAK AB	2,207	60
AddTech AB, Cl B	1,043	29
Alfa Laval AB	919	39
Arla Plast AB	2,194	9
Assa Abloy AB, Cl B	24,602	755
Enea AB *	2,484	22
Fastighets AB Balder, Cl B *	7,875	60
FM Mattsson AB, Cl B	67	–
Hexagon AB, Cl B	47,313	403
ITAB Shop Concept AB	4,572	9
Proact IT Group AB	4,524	55
Skandinaviska Enskilda Banken AB, Cl A	5,837	81
Skanska AB, Cl B	3,667	76
Softronic, Cl B	3,016	7
Telefonaktiebolaget LM Ericsson ADR	101,544	827
Volvo AB, Cl B	1,144	28
Yubico AB *	1,853	46
		2,506

Switzerland — 4.2%
ABB Ltd	21,783	1,243
Accelleron Industries AG	1,498	84
Belimo Holding AG	118	79
Cicor Technologies Ltd	331	22
DSM-Firmenich AG	250	28
Geberit AG	52	31
Givaudan SA	102	449
Klingelnberg AG	428	7
Logitech International SA	8,448	686
Lonza Group AG	108	65
On Holding AG, Cl A *	1,830	107
Partners Group Holding AG	702	1,020
Phoenix Mecano AG	35	18
Sandoz Group AG	131	6
Schindler Holding AG	1,196	345
Sika AG	1,802	467
Swatch Group AG/The	5,400	980
Swissquote Group Holding SA	180	71

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UBS Group AG	15,758	$509
VAT Group AG	1,146	457
Ypsomed Holding AG	74	30
		6,704

Taiwan — 4.7%
104 Corp	14,000	95
Asia Tech Image Inc	43,000	119
ASROCK Inc	5,000	36
Asustek Computer Inc	35,000	634
Chicony Electronics Co Ltd	7,000	34
Compal Electronics Inc	18,000	20
CviLux Corp	10,000	15
Elite Advanced Laser Corp	4,000	30
Ennoconn Corp	14,000	130
Eva Airways Corp	33,000	42
Evergreen Marine Corp Taiwan Ltd	20,200	135
Far Eastern New Century Corp	91,000	94
Far EasTone Telecommunications Co Ltd	67,000	185
Fortune Electric Co Ltd	1,200	20
General Plastic Industrial Co Ltd	34,000	37
Genesis Technology Inc/Taiwan	1,250	2
Global Lighting Technologies Inc	11,000	21
Goldsun Building Materials Co Ltd	33,000	55
Hon Hai Precision Industry Co Ltd	33,000	199
IBF Financial Holdings Co Ltd	130,427	59
Insyde Software Corp	13,600	196
International Games System Co Ltd	10,000	296
KGI Financial Holding Co Ltd	105,000	56
Lotes Co Ltd	6,000	331
MediaTek Inc	18,000	695
MPI Corp	6,000	144
Novatek Microelectronics Corp	21,000	313
Radiant Opto-Electronics Corp	7,000	41
Realtek Semiconductor Corp	23,000	337
Rich Honour International Designs Co Ltd	20,000	42
San Fang Chemical Industry Co Ltd	17,000	21
Sonix Technology Co Ltd	9,000	12
Taiwan Semiconductor Manufacturing Co Ltd	56,000	1,717
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,846	1,080
Tofu Restaurant Co Ltd	6,000	44
Uni-President Enterprises Corp	19,000	49
Wah Hong Industrial Corp	22,000	32
Wan Hai Lines Ltd	74,000	189
X-Legend Entertainment Co Ltd	9,000	30
Ya Horng Electronic Co Ltd	11,000	20
		7,607

Thailand — 0.3%
Advanced Information Technology PCL NVDR	182,400	23
After You NVDR	107,000	34

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bangkok Bank PCL NVDR	28,700	$125
Bangkok Dusit Medical Services PCL NVDR	55,400	41
Central Pattana PCL NVDR	20,600	36
Charoen Pokphand Foods PCL NVDR	47,600	33
Intouch Holdings PCL NVDR *	42,200	117
Kang Yong Electric PCL	1,100	9
Ladprao General Hospital PCL	22,200	3
Precise Corp PCL NVDR	195,200	16
Premier Marketing NVDR	59,100	16
Thai Oil PCL NVDR	1,962	2
Thai Wah PCL NVDR	16,600	1
Thantawan Industry PCL	8,900	8
		464

United Arab Emirates — 0.3%
Abu Dhabi Islamic Bank PJSC	11,272	40
Abu Dhabi National Insurance Co PSC	6,055	10
ADNOC Drilling Co PJSC	84,410	121
Adnoc Gas PLC	49,964	48
Emaar Properties PJSC	22,199	58
Emirates NBD Bank PJSC	23,535	128
Gulf Pharmaceutical Industries PSC *	32,762	11
Orascom Construction PLC	15,067	90
		506

United Kingdom — 9.1%
Anglogold Ashanti Plc	1,120	28
Barclays PLC	370,000	1,241
Barclays PLC ADR	37,845	510
Burberry Group PLC	152,000	1,735
Costain Group PLC	104,879	138
Diageo PLC	20,416	611
Diploma PLC	8,715	494
Eurocell	8,287	19
Halma PLC	29,808	1,026
Hargreaves Services PLC	5,863	41
Imperial Brands PLC	48,000	1,567
International Consolidated Airlines Group SA	59,015	196
Investec PLC	58,751	422
ITV PLC	1,333,564	1,231
London Stock Exchange Group PLC	7,333	1,050
Mears Group PLC	59,243	275
Morgan Sindall Group PLC	2,919	141
MP Evans Group	1,990	25
NatWest Group PLC	76,682	393
Reckitt Benckiser Group PLC	23,000	1,421
RELX PLC	19,558	921
Severfield PLC	11,088	7
Subsea 7 SA	1,853	29
Tatton Asset Management PLC	2,276	20
WPP PLC	110,000	1,201
XPS Pensions Group PLC	2,585	12
		14,754

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United States — 7.5%
Aon PLC, Cl A	2,542	$995
BP PLC	200,000	978
BRP Inc	6,189	302
CyberArk Software Ltd *	1,005	325
Envista Holdings Corp *	70,000	1,560
Experian PLC	17,391	829
Harley-Davidson Inc	30,166	1,014
James Hardie Industries PLC *	1,862	68
JBS S/A	11,400	71
MDA Space Ltd *	1,599	31
Molson Coors Canada Inc, Cl B	400	24
Monday.com Ltd *	681	194
Roche Holding AG	5,251	1,523
Sanofi SA	11,500	1,119
Signify NV	47,833	1,070
Spotify Technology SA *	1,584	756
Tenaris SA	1,913	37
Titan Cement International SA	1,273	52
Waste Connections Inc	251	49
Western Union Co/The	100,000	1,101
		12,098

Total Common Stock
(Cost $140,111) ($ Thousands)		153,158

PREFERRED STOCK — 1.1%
Brazil — 0.1%
Banco Mercantil do Brasil SA (B)	1,400	9
Cia Energetica de Minas Gerais (B)	17,600	35
Itau Unibanco Holding SA (B)	15,300	83
Petroleo Brasileiro SA (B)	1,700	11
		138

Germany — 1.0%
Henkel AG & Co KGaA (B)	13,902	1,186
Sartorius AG (B)	1,569	361
		1,547

Total Preferred Stock
(Cost $1,873) ($ Thousands)		1,685

EXCHANGE TRADED FUND — 0.0%
United States — 0.0%
iShares Core MSCI EAFE ETF	666	49

Total Exchange Traded Fund
(Cost $48) ($ Thousands)		49

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Screened World Equity Ex-US Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Singapore — 0.0%
Keppel DC REIT, Expires 12/13/2024 *	3,913	$1
Total Rights
(Cost $—) ($ Thousands)		1

	Shares
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	3,932,696	3,933
Total Cash Equivalent
(Cost $3,933) ($ Thousands)		3,933
Total Investments in Securities — 98.3%
(Cost $145,965) ($ Thousands)		$158,826

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	19	Dec-2024	$1,006	$967	$(16)
FTSE 100 Index	6	Dec-2024	621	634	10
Hang Seng Index	4	Dec-2024	500	501	1
S&P TSX 60 Index	2	Dec-2024	432	439	7
SPI 200 Index	6	Dec-2024	819	827	10
TOPIX Index	4	Dec-2024	701	713	(9)
			$4,079	$4,081	$3

A list of the open OTC Swap agreement held by the Fund at November 30, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	U.S. Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	209	$(179)	$–	$(179)
								$(179)	$–	$(179)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of November 30, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

5,965	NOVARTIS AG	$694	$(71)	332.5%
488	ASML Holding N.V. New York Registry Shar	377	(4)	180.6
5,200	ITOCHU CORP	262	(8)	125.5
14,207	ENGIE SA	252	(29)	120.8
1,473	LOBLAW COS LTD	196	(7)	93.8
2,907	BNP PARIBAS	194	(22)	93.1
1,182	ASTRAZENECA PLC	187	(30)	89.7
4,906	UBS GROUP AG	151	7	72.2
22,668	ROLLS-ROYCE HOLDINGS PLC	149	10	71.5
19,106	ENEL SPA	146	(10)	70.1
4,393	COMPASS GROUP PLC	145	5	69.3
1,045	NEXT PLC	143	(10)	68.3

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

14,500	JAPAN POST HOLDINGS CO LTD	$140	$(5)	67.2%
5,765	EQUINOR ASA	137	(0)	65.5
29,934	NATWEST GROUP PLC	133	19	63.7
1,143	EURONEXT NV	128	(2)	61.2
2,764	3I GROUP PLC	118	(1)	56.6
24,086	TESCO PLC	116	(1)	55.3
13,000	CLP HOLDINGS	115	(7)	55.0
13,236	HSBC HOLDINGS PLC	114	(1)	54.8
5,293	GSK PLC	114	(2)	54.6
23,898	MARKS & SPENCER GROUP PLC	114	(1)	54.6
1,646	DANONE	114	(2)	54.4
2,400	KAO CORP	113	(10)	54.3
2,251	EXPERIAN PLC	112	(5)	53.7
7,340	CREDIT AGRICOLE	112	(15)	53.6
202,000	PICC GROUP	104	(9)	49.9
852	SANOFI	99	(17)	47.3
123,636	LLOYDS BANKING GROUP PLC	98	(16)	47.1
8,269	VIVENDI	93	(18)	44.5
5,552	MEDIOBANCA	92	(1)	44.2
7,430	NATIONAL GRID PLC	92	(0)	44.0
2,732	SHELL PLC	92	(1)	43.8
624	GTT	90	1	42.9
621	NEXANS	87	(18)	41.9
3,300	NS SOLUTIONS CORP	85	4	40.8
1,130	AMUNDI SA	85	(12)	40.5
370	SAFRAN SA	84	2	40.1
37,909	TRITAX BIG BOX REIT PLC	83	(1)	39.7
915	COMPAGNIE DE SAINT GOBAIN	80	2	38.3
3,910	DNB ASA	79	2	37.9
3,540	AMER SPORTS INC	74	19	35.6
7,800	AIA	74	(16)	35.3
1,800	HKEX	72	(5)	34.3
2,419	IMPERIAL BRANDS PLC	72	(1)	34.3
5,500	TDK CORP	70	(0)	33.6
23,904	BARCLAYS PLC	70	10	33.4
33,000	CHINA LIFE	69	(7)	33.0
115	ZURICH INSURANCE GROUP AG	68	5	32.6
619	PUBLICIS	67	(0)	31.9

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of November 30, 2024:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(3,032)	CANADIAN NATIONAL RAILWAY	$(366)	$30	(175.0)%
(2,215)	CGI INC	(257)	2	(123.0)
(15,700)	ONO PHARMACEUTICAL CO LTD	(201)	21	(96.3)
(4,015)	EMERA INC	(158)	1	(75.5)
(12,800)	KYOCERA CORP	(155)	30	(74.0)
(1,619)	BK OF MONTREAL	(141)	1	(67.3)
(14,326)	HEXAGON B	(139)	19	(66.7)
(3,873)	SEVERN TRENT PLC	(137)	1	(65.8)
(3,900)	TOTO LTD	(132)	29	(63.3)
(4,200)	AGC INC	(130)	0	(62.4)
(61,500)	SEVEN BANK LTD	(128)	(6)	(61.3)
(1,087)	CDN TIRE CP A	(126)	1	(60.4)
(8,352)	SAGE GROUP PLC/THE	(112)	(26)	(53.8)
(1,954)	TORONTO DOM BK	(108)	(2)	(51.9)
(20,938)	DEXUS	(108)	9	(51.6)
(2,157)	ASR NEDERLND AIW	(104)	2	(49.9)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Screened World Equity Ex-US Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(1,025)	SPIRAX GROUP PLC	$(100)	$1	(47.7)%
(1,800)	YAMATO KOGYO CO LTD	(91)	(1)	(43.5)
(12,000)	MITSUBISHI LOGISTICS CORP	(88)	1	(42.3)
(24,145)	STOCKLAND	(86)	4	(41.0)
(5,100)	ELECTRIC POWER DEVELOPMENT CO LTD	(85)	1	(40.8)
(3,143)	VALMET OYJ	(85)	1	(40.6)
(7,600)	SG HOLDINGS CO LTD	(84)	10	(40.0)
(4,253)	SIG GROUP AG	(83)	(0)	(39.8)
(1,873)	INTERPUMP GROUP	(80)	(7)	(38.1)
(10,758)	KINNEVIK B	(79)	5	(37.9)
(21,854)	IGO LTD	(78)	1	(37.1)
(74,100)	MAPLETREE PAN ASIA COMMERCIAL	(76)	9	(36.5)
(7,278)	HOWDEN JOINERY GROUP PLC	(75)	(1)	(35.9)
(38,313)	SPARK NEW ZEALAND LTD	(75)	1	(35.7)
(16,077)	SCHRODERS PLC	(72)	8	(34.4)
(5,800)	SAWAI GROUP HOLDINGS CO LTD	(71)	(12)	(34.2)
(1,686)	MAGNA INTL A	(71)	0	(34.2)
(1,800)	ZENKOKU HOSHO CO LTD	(71)	7	(34.0)
(383)	BKW SA	(70)	5	(33.4)
(6,500)	VENTURE CORPORATION LTD	(70)	8	(33.4)
(6,500)	KS HOLDINGS CORP	(69)	9	(33.2)
(14,219)	LENDLEASE GROUP	(69)	3	(32.8)
(6,300)	RICOH CO LTD	(67)	(5)	(32.0)
(423)	BOYD GROUP SERVICES INC	(66)	1	(31.4)
(4,900)	HASEKO CORP	(65)	0	(31.2)
(214)	TECAN HLD N	(63)	12	(30.2)
(447)	COLOPLAST B	(61)	5	(29.0)
(1,219)	STELLA JONES	(60)	(2)	(28.7)
(1,142)	SIEMENS HEALTH	(60)	(2)	(28.6)
(7,200)	HAZAMA ANDO CORP	(57)	2	(27.3)
(2,608)	SAPUTO GP	(56)	8	(27.0)
(4,600)	LIXIL CORP	(56)	1	(26.7)
(3,800)	USHIO INC	(55)	4	(26.6)
(6,812)	BANKINTER S.A.	(55)	0	(26.1)

Percentages are based on Net Assets of $161,570 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	153,099	51	8	153,158
Preferred Stock	1,676	9	–	1,685
Exchange Traded Fund	49	–	–	49
Rights	1	–	–	1
Cash Equivalent	3,933	–	–	3,933
Total Investments in Securities	158,758	60	8	158,826

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	28	–	–	28
Unrealized Depreciation	(25)	–	–	(25)
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(179)	–	(179)
Total Other Financial Instruments	3	(179)	–	(176)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,680	$7,366	$(5,113)	$—	$—	$3,933	$81	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.8%
Australia — 0.6%
Computershare Ltd	15,942	$331
Goodman Group ‡	415	10
JB Hi-Fi Ltd	4,674	277
Pro Medicus Ltd	1,579	259
Rio Tinto Ltd	11,200	863
		1,740

Austria — 0.1%
BAWAG Group AG	2,998	238
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,100	95
		333

Belgium — 0.4%
Ageas SA/NV	1,600	81
Colruyt Group N.V	2,000	91
Lotus Bakeries NV	17	204
Syensqo SA	10,500	779
		1,155

Brazil — 0.6%
Banco do Brasil SA	160,000	659
Telefonica Brasil SA	109,500	904
TOTVS SA	49,100	224
		1,787

Canada — 1.6%
Atco Ltd/Canada, Cl I	1,800	63
Barrick Gold Corp	45,000	788
Canadian Imperial Bank of Commerce	1,400	91
Canadian Tire Corp Ltd, Cl A	700	77
CCL Industries Inc, Cl B	6,342	352
Celestica Inc *	4,563	392
Cogeco Communications Inc	1,500	75
Dollarama Inc	13,116	1,366
Intact Financial Corp	538	103
Loblaw Cos Ltd	2,144	278
Magna International Inc, Cl A	8,623	389
Quebecor Inc, Cl B	4,263	101
TMX Group Ltd	12,236	387
Toromont Industries Ltd	3,982	327
		4,789

China — 1.2%
Bank of Communications Co Ltd, Cl H *	167,000	121
Beijing Enterprises Holdings Ltd	24,500	77
China Railway Signal & Communication Corp Ltd, Cl H	296,000	117
China Shenhua Energy Co Ltd, Cl H	28,000	116
People's Insurance Co Group of China Ltd/The, Cl H *	268,000	128
PetroChina Co Ltd, Cl H	162,000	115
Pop Mart International Group Ltd	19,315	223
Shougang Fushan Resources Group Ltd	264,000	89
Tencent Holdings Ltd	8,100	414

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trip.com Group Ltd *	1,657	$108
Xiaomi Corp, Cl B *	548,158	1,955
Yangzijiang Shipbuilding Holdings Ltd	114,447	206
		3,669

Denmark — 0.7%
AP Moller - Maersk A/S, Cl B	700	1,187
Coloplast A/S, Cl B	2,636	332
Pandora A/S	3,511	565
Scandinavian Tobacco Group A/S	5,200	70
		2,154

Finland — 0.4%
Nokia Oyj	210,000	883
Orion Oyj, Cl B	5,190	245
		1,128

France — 1.7%
Bouygues SA	2,400	72
Carrefour SA	59,100	899
Danone SA	11,000	751
Dassault Aviation SA	4,300	856
EssilorLuxottica SA	2,326	565
LVMH Moet Hennessy Louis Vuitton SE	697	436
Orange SA	7,700	82
Pernod Ricard SA	2,073	232
Publicis Groupe SA	325	35
Societe BIC SA	14,800	986
SPIE SA	3,347	105
TotalEnergies SE	1,900	110
		5,129

Germany — 1.0%
Bayer AG	38,000	778
Continental AG	14,600	957
Deutsche Telekom AG	6,000	192
SAP SE	2,607	619
Scout24 SE	4,255	382
		2,928

Hong Kong — 1.1%
AIA Group Ltd	165,600	1,237
Hong Kong Exchanges & Clearing Ltd	10,400	387
Sun Hung Kai Properties Ltd	5,000	50
Swire Pacific Ltd, Cl A	94,000	774
VTech Holdings Ltd	122,500	837
		3,285

India — 0.9%
Bajaj Auto Ltd	2,565	274
Bharat Electronics Ltd	18,619	68
Cummins India Ltd	2,902	120
Dixon Technologies India Ltd	1,488	278
HDFC Asset Management Co Ltd	3,393	169
HDFC Bank Ltd ADR	7,815	522
ICICI Bank Ltd	922	14

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lupin Ltd	8,647	$210
Oil India Ltd	28,000	162
Power Finance Corp Ltd	23,596	138
REC Ltd	38,730	244
Trent Ltd	7,272	585
		2,784

Ireland — 0.5%
Accenture PLC, Cl A	1,548	561
AIB Group PLC	151,000	821
		1,382

Israel — 0.7%
Check Point Software Technologies Ltd *	6,364	1,158
Teva Pharmaceutical Industries Ltd ADR *	48,307	811
		1,969

Italy — 0.2%
Intesa Sanpaolo SpA	5,387	21
Prysmian SpA	4,095	270
UniCredit SpA	1,784	68
Unipol Gruppo SpA	18,316	221
		580

Japan — 4.7%
AEON REIT Investment Corp ‡	70	59
Asics Corp	31,100	622
BIPROGY Inc	2,959	92
Brother Industries Ltd	51,400	902
Canon Inc	29,458	955
Citizen Watch Co Ltd	12,600	74
Credit Saison Co Ltd	6,264	149
Dentsu Group Inc	31,900	812
Fujikura Ltd	10,820	383
Honda Motor Co Ltd	21,600	186
Hoya Corp	2,800	359
ITOCHU Corp	1,000	49
Itochu Enex Co Ltd	13,300	143
Japan Post Bank Co Ltd	63,628	600
Japan Tobacco Inc	56,831	1,597
Kewpie Corp	4,418	101
Keyence Corp	800	345
Koito Manufacturing Co Ltd	56,500	733
Konami Group Corp	4,343	427
M3 Inc	25,400	245
MIRAIT ONE corp	8,300	119
Mitsubishi Heavy Industries Ltd	17,690	259
Mizuho Financial Group Inc	12,300	310
NH Foods Ltd	271	9
Nichirei Corp	4,515	129
Nikon Corp	78,200	920
Oracle Corp Japan	1,759	180
Sanrio Co Ltd	6,425	211
Sekisui House Ltd	17,643	416
Senko Group Holdings Co Ltd	12,300	123

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shimano Inc	1,000	$140
SMS Co Ltd	20,500	228
Toei Animation Co Ltd	11,500	278
Tokio Marine Holdings Inc	21,313	790
Tomy Co Ltd	3,730	105
Yamaha Corp	122,700	899
		13,949

Jersey — 0.0%
JTC PLC	6,533	84

Luxembourg — 0.3%
SES SA, Cl A	230,000	792

Macao — 0.3%
Sands China Ltd *	370,000	943

Malaysia — 0.2%
RHB Bank Bhd	82,700	126
Tenaga Nasional Bhd	123,324	379
		505

Netherlands — 0.6%
ASML Holding NV	505	351
IMCD NV	2,046	307
Koninklijke Ahold Delhaize NV	6,600	228
NN Group NV	2,200	102
Universal Music Group NV	12,578	303
Wolters Kluwer NV	2,210	369
		1,660

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp Ltd	25,971	584

Norway — 0.3%
Austevoll Seafood ASA	6,400	59
Gjensidige Forsikring ASA	16,228	288
Kongsberg Gruppen ASA	3,327	391
		738

Philippines — 0.1%
DMCI Holdings Inc	438,600	80
International Container Terminal Services Inc	40,245	254
		334

Poland — 0.0%
CAPITEA SA *	158,863	18

Russia — 0.0%
Detsky Mir PJSC *	101,061	–
Evraz PLC *(A)	21,791	22
Gazprom Neft PJSC (A)	7,643	–
Gazprom PJSC *(A)	125,045	–
Globaltrans Investment PLC GDR *(A)	27,819	–
GMK Norilskiy Nickel PAO (A)	354	–
Inter RAO UES PJSC	2,649,312	–
Magnit PJSC	2,567	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Magnitogorsk Iron & Steel Works PJSC	26,960	$–
MD Medical Group Investments PLC GDR *	29,105	–
PhosAgro PJSC GDR *(A)	12,000	–
Rosneft Oil Co PJSC (A)	35,283	–
Sberbank of Russia PJSC	105,050	–
X5 Retail Group NV GDR *	10,491	–
		22

Saudi Arabia — 0.0%
Etihad Etisalat Co	4,688	69

Singapore — 0.1%
DBS Group Holdings Ltd	3,850	122
Jardine Cycle & Carriage Ltd	5,900	124
United Overseas Bank Ltd	5,900	160
		406

South Africa — 1.0%
Anglo American PLC	30,000	961
AVI Ltd	14,080	86
Clicks Group Ltd	25,558	556
Nedbank Group Ltd	23,084	369
Tiger Brands Ltd	66,000	923
		2,895

South Korea — 1.3%
Industrial Bank of Korea	14,800	158
KT Corp	3,800	133
KT&G Corp	12,300	1,074
LG Corp	13,000	698
LG H&H Co Ltd	3,250	723
Samsung Electronics Co Ltd	19,600	761
SK Telecom Co Ltd	3,000	132
		3,679

Spain — 0.8%
Indra Sistemas SA	520	9
Industria de Diseno Textil SA	39,675	2,187
		2,196

Sweden — 0.3%
Assa Abloy AB, Cl B	14,849	455
Hexagon AB, Cl B	28,383	242
Saab AB, Cl B	5,384	118
		815

Switzerland — 0.7%
Givaudan SA	2	9
Novartis AG	2,900	307
Partners Group Holding AG	420	610
Sandoz Group AG	580	26
Swatch Group AG/The	4,000	726
VAT Group AG	689	275
		1,953

Taiwan — 0.7%
Chicony Electronics Co Ltd	39,000	189

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hon Hai Precision Industry Co Ltd	38,000	$229
Lotes Co Ltd	4,000	220
MediaTek Inc	3,699	143
Pou Chen Corp	79,000	99
Quanta Computer Inc	58,742	526
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,512	649
Universal Vision Biotechnology Co Ltd	798	5
		2,060

Thailand — 0.1%
Bangkok Bank PCL	26,500	116
Kiatnakin Phatra Bank PCL	46,300	67
		183

Türkiye — 0.0%
Eldorado Gold Corp *	4,154	67
Turkcell Iletisim Hizmetleri AS	18,483	48
		115

United Arab Emirates — 0.4%
Aldar Properties PJSC	162,699	334
Emaar Properties PJSC	276,226	718
		1,052

United Kingdom — 4.6%
AJ Bell	15,461	93
BAE Systems PLC	34,294	535
Barclays PLC	592,581	1,987
British American Tobacco PLC	27,644	1,050
Burberry Group PLC	111,000	1,267
Cranswick PLC	1,410	89
Diageo PLC	12,350	369
Diploma PLC	5,150	292
Halma PLC	17,910	617
Imperial Brands PLC	30,700	1,003
ITV PLC	850,000	785
London Stock Exchange Group PLC	4,406	631
Marks & Spencer Group PLC	91,712	446
NatWest Group PLC	24,641	126
Reckitt Benckiser Group PLC	17,000	1,050
RELX PLC	11,726	552
Rolls-Royce Holdings PLC *	89,669	637
Spectris PLC	1,900	61
TechnipFMC PLC	16,226	509
Tesco PLC	24,000	112
Unilever PLC	8,106	484
WPP PLC	90,000	983
		13,678

United States — 67.4%
Abercrombie & Fitch Co, Cl A *	1,784	267
Adient PLC *	14,367	276
Adobe Inc *	2,484	1,282
Adtalem Global Education Inc *	1,768	162
Advance Auto Parts Inc	9,279	384

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aflac Inc	1,500	$171
Alaska Air Group Inc *	7,258	382
Allison Transmission Holdings Inc	6,245	740
Allstate Corp/The	15,800	3,277
Ally Financial Inc	47,835	1,912
Alpha Metallurgical Resources Inc	928	228
Alphabet Inc, Cl A	25,386	4,289
Altria Group Inc	4,000	231
Amdocs Ltd	2,500	217
American Axle & Manufacturing Holdings Inc *	51,860	343
Amphenol Corp, Cl A	23,644	1,718
Analog Devices Inc	5,805	1,266
Aon PLC, Cl A	1,538	602
Apple Inc	3,842	912
AppLovin Corp, Cl A *	2,287	770
Arch Capital Group Ltd *	561	56
Archer-Daniels-Midland Co	2,600	142
Arista Networks Inc *	2,070	840
Arrow Electronics Inc *	4,990	600
Asbury Automotive Group Inc *	1,960	509
AT&T Inc	142,600	3,303
Atmus Filtration Technologies Inc	3,279	142
AutoNation Inc *	2,026	362
AutoZone Inc *	1,028	3,258
Avnet Inc	13,510	739
Axon Enterprise Inc *	1,391	900
Bank of New York Mellon Corp/The	4,200	344
Becton Dickinson & Co	4,098	909
Berkshire Hathaway Inc, Cl B *	200	97
Berry Global Group Inc	1,400	101
Blue Owl Capital Corp	6,200	94
BlueLinx Holdings Inc *	2,984	375
Boston Scientific Corp *	20,958	1,900
BP PLC	160,000	782
Brinker International Inc *	1,783	236
Bristol-Myers Squibb Co	5,200	308
Broadcom Inc	5,490	890
Brown & Brown Inc	9,992	1,130
BRP Inc	3,660	179
Bunge Global SA	1,200	108
Carrier Global Corp	19,217	1,487
Cencora Inc	9,900	2,490
Chevron Corp	17,200	2,785
Cigna Group/The	180	61
Cintas Corp	100	23
Cisco Systems Inc	4,400	260
Citigroup Inc	34,400	2,438
Cleveland-Cliffs Inc *	35,990	448
CME Group Inc, Cl A	7,096	1,689
Cognizant Technology Solutions Corp, Cl A	2,100	169
Colgate-Palmolive Co	23,821	2,302
Comcast Corp, Cl A	7,300	315

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Community Financial System Inc	2,265	$157
Conagra Brands Inc	4,300	118
Copart Inc *	12,900	818
Corcept Therapeutics Inc *	4,199	242
Cracker Barrel Old Country Store Inc	6,407	356
CRH PLC	24,460	2,506
CSG Systems International Inc	2,200	121
Cummins Inc	600	225
CVS Health Corp	43,400	2,597
Dana Inc	34,681	347
Deckers Outdoor Corp *	6,600	1,293
Delek US Holdings Inc	21,599	411
Dell Technologies Inc, Cl C	5,821	743
Dollar Tree Inc *	17,800	1,269
Dominion Energy Inc	47,400	2,785
Dorman Products Inc *	1,050	147
Dow Inc	42,600	1,883
DXC Technology Co *	20,220	455
eBay Inc	3,800	240
Edgewell Personal Care Co	3,000	110
Electronic Arts Inc	700	115
Employers Holdings Inc	2,200	117
Enova International Inc *	1,207	127
Ensign Group Inc/The	2,510	367
Entergy Corp	800	125
Envista Holdings Corp *	52,000	1,159
Equitable Holdings Inc	71,900	3,468
Everest Group Ltd	200	77
Evergy Inc	1,500	97
Exelixis Inc *	3,500	128
Experian PLC	9,009	429
Exxon Mobil Corp	2,400	283
FactSet Research Systems Inc	2,427	1,191
Fair Isaac Corp *	39	93
Federated Hermes Inc, Cl B	2,800	120
FedEx Corp	6,700	2,028
Fidelity National Information Services Inc	13,000	1,109
Fiserv Inc *	2,229	492
Foot Locker Inc	15,532	391
Ford Motor Co	5,900	66
Fox Corp	2,500	118
Freshpet Inc *	1,956	299
Frontier Group Holdings Inc *	65,262	380
Garmin Ltd	7,003	1,489
General Mills Inc	1,500	99
Genuine Parts Co	4,800	608
Gilead Sciences Inc	2,700	250
Glatfelter Corp *	387	8
Global Payments Inc	16,600	1,975
Goldman Sachs Group Inc/The	92	56
Goodyear Tire & Rubber Co/The *	28,780	309
Graco Inc	13,312	1,212
Graphic Packaging Holding Co	2,100	63

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GSK PLC	15,000	$254
Guidewire Software Inc *	2,946	598
H&R Block Inc	2,100	124
Harley-Davidson Inc	25,000	841
Hartford Financial Services Group Inc/The	2,900	358
Hewlett Packard Enterprise Co	8,800	187
HF Sinclair Corp	13,000	532
Hilton Worldwide Holdings Inc	4,200	1,064
Howmet Aerospace Inc	16,279	1,927
HP Inc	5,400	191
HubSpot Inc *	1,283	925
Incyte Corp *	1,200	89
Intel Corp	54,000	1,299
International Business Machines Corp	12,500	2,843
International Paper Co	11,216	660
Intuit Inc	78	50
Intuitive Surgical Inc *	3,476	1,884
J M Smucker Co/The	600	71
Janus Henderson Group PLC	5,715	259
Jazz Pharmaceuticals PLC *	600	73
JELD-WEN Holding Inc *	19,175	209
Johnson & Johnson	11,316	1,754
Kellanova	2,300	187
Kinder Morgan Inc	5,200	147
Kraft Heinz Co/The	74,900	2,395
Kroger Co/The	5,400	330
Las Vegas Sands Corp	32,900	1,746
LeMaitre Vascular Inc	872	93
Lennox International Inc	1,220	814
Liberty Energy Inc, Cl A	24,800	456
Linde PLC	3,788	1,746
Lockheed Martin Corp	400	212
Lowe's Cos Inc	7,283	1,984
LPL Financial Holdings Inc	2,600	845
Macy's Inc	21,611	351
Manhattan Associates Inc *	1,586	453
Mastercard Inc, Cl A	5,065	2,699
McKesson Corp	300	189
Merck & Co Inc	20,100	2,043
Merit Medical Systems Inc *	2,269	236
Meta Platforms Inc, Cl A	5,871	3,372
Mettler-Toledo International Inc *	719	900
MGIC Investment Corp	4,000	105
Microsoft Corp	12,692	5,375
Molson Coors Beverage Co, Cl B	5,300	329
Moody's Corp	6,831	3,415
Motorola Solutions Inc	2,070	1,034
MSCI Inc, Cl A	2,379	1,450
Murphy Oil Corp	35,500	1,153
Nasdaq Inc	1,062	88
National Fuel Gas Co	45,500	2,911
NBT Bancorp Inc	2,258	113
NetApp Inc	900	110

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NewMarket Corp	340	$181
NIKE Inc, Cl B	11,078	873
NVIDIA Corp	40,045	5,536
Oaktree Specialty Lending Corp	2,700	44
Old Republic International Corp	4,400	171
Oracle Corp	11,612	2,146
Organon & Co	690	11
Otis Worldwide Corp	12,787	1,317
Owens & Minor Inc *	19,634	264
Owens Corning	1,609	331
Packaging Corp of America	4,111	1,023
Palomar Holdings Inc, Cl A *	1,100	119
Par Pacific Holdings Inc *	26,489	462
Parker-Hannifin Corp	1,291	907
Pathward Financial Inc	1,144	96
PBF Energy Inc, Cl A	14,060	443
PepsiCo Inc	9,689	1,584
Petco Health & Wellness Co Inc, Cl A *	146,040	624
Pfizer Inc	3,400	89
Premier Inc, Cl A	3,800	87
PROG Holdings Inc	1,673	81
Progress Software Corp	1,500	103
ProPetro Holding Corp *	59,310	498
Ralph Lauren Corp, Cl A	1,636	379
Republic Services Inc, Cl A	2,541	555
ResMed Inc	2,822	703
Ryan Specialty Holdings Inc, Cl A	2,209	167
Ryerson Holding Corp	14,924	384
Sanofi SA	10,400	1,012
Sealed Air Corp	900	33
Sensata Technologies Holding PLC	46,100	1,482
ServisFirst Bancshares Inc	2,222	213
Shell PLC	4,700	151
Sherwin-Williams Co/The	5,063	2,012
Signify NV	40,000	895
Snap-on Inc	300	111
Sonic Automotive Inc, Cl A	6,400	442
Sonoco Products Co	2,500	130
Southwest Airlines Co	15,110	489
Sprouts Farmers Market Inc *	3,918	605
StepStone Group Inc, Cl A	2,516	166
Stryker Corp	27	11
Sun Communities Inc ‡	7,600	960
Synchrony Financial	295	20
Tapestry Inc	29,200	1,819
Taylor Morrison Home Corp, Cl A *	4,965	367
TD SYNNEX Corp	900	107
TEGNA Inc	5,900	111
Tenet Healthcare Corp *	3,308	472
Texas Roadhouse Inc, Cl A	2,954	606
TJX Cos Inc/The	16,829	2,115
T-Mobile US Inc	500	123
Toll Brothers Inc	4,726	781

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trane Technologies PLC	6,091	$2,535
Tyson Foods Inc, Cl A	50,650	3,267
UMB Financial Corp	2,051	257
Under Armour Inc, Cl A *	58,630	569
United Airlines Holdings Inc *	9,790	948
United Natural Foods Inc *	18,255	453
United Therapeutics Corp *	6,700	2,482
UnitedHealth Group Inc	4,341	2,649
Universal Health Services Inc, Cl B	2,586	530
Unum Group	4,400	338
Verizon Communications Inc	8,000	355
Vertiv Holdings Co, Cl A	9,375	1,196
Virtu Financial Inc, Cl A	3,345	125
Vishay Intertechnology Inc	84,900	1,622
Vontier Corp	2,800	110
Walmart Inc	25,659	2,373
Western Union Co/The	87,825	967
Westinghouse Air Brake Technologies Corp	6,293	1,262
Williams-Sonoma Inc	2,217	381
WK Kellogg Co	675	14
World Kinect Corp	10,389	301
Zumiez Inc *	11,090	245
		198,734

Total Common Stock
(Cost $214,997) ($ Thousands)		282,276

PREFERRED STOCK — 0.6%
Germany — 0.6%
Henkel AG & Co KGaA (B)	9,150	781
Sartorius AG (B)	944	217
Volkswagen AG (B)	9,000	767
		1,765

Russia — 0.0%
Sberbank of Russia PJSC (B)	147,000	–

Total Preferred Stock
(Cost $2,652) ($ Thousands)		1,765
	Number of Warrants
WARRANTS — 0.0%
Thailand — 0.0%
Kiatnakin Phatra Bank PCL, Expires 01/03/2027 *	3,858	1

Total Warrants
(Cost $—) ($ Thousands)		1

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	3,072,346	$3,072
Total Cash Equivalent
(Cost $3,072) ($ Thousands)		3,072
Total Investments in Securities — 97.4%
(Cost $220,721) ($ Thousands)		$287,114

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Select Equity Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	56	Dec-2024	$2,949	$2,849	$(37)
FTSE 100 Index	9	Dec-2024	964	950	4
Hang Seng Index	1	Dec-2024	125	125	–
MSCI Emerging Markets	52	Dec-2024	2,951	2,836	(115)
MSCI Singapore Index	3	Dec-2024	84	84	–
OMX Stockholm 30	11	Dec-2024	253	254	–
S&P TSX 60 Index	4	Dec-2024	854	880	34
SPI 200 Index	4	Dec-2024	549	551	6
TOPIX Index	8	Dec-2024	1,438	1,427	(24)
			10,167	9,956	(132)
Short Contracts
S&P 500 Index E-MINI	(14)	Dec-2024	$(4,203)	$(4,236)	$(33)
			$5,964	$5,720	$(165)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/12/24	USD	117	NZD	194	$(2)
Barclays PLC	12/12/24	NZD	359	USD	215	3
Barclays PLC	12/12/24	USD	379	NOK	4,138	(5)
Barclays PLC	12/12/24	SGD	525	USD	397	5
Barclays PLC	12/12/24	USD	962	SGD	1,272	(13)
Barclays PLC	12/12/24	SEK	11,253	USD	1,052	20
Barclays PLC	12/12/24	USD	14,609	JPY	2,217,499	177
BNP Paribas	12/12/24	CHF	2,443	USD	2,811	34
BNP Paribas	12/12/24	USD	6,474	CHF	5,626	(79)
BNP Paribas	12/12/24	CAD	6,590	USD	4,740	32
BNP Paribas	12/12/24	USD	8,165	CAD	11,351	(54)
BNP Paribas	12/12/24	DKK	13,295	USD	1,925	41
Brown Brothers Harriman	12/12/24	USD	10	NZD	18	—
Brown Brothers Harriman	12/12/24	USD	2	NZD	4	—
Brown Brothers Harriman	12/12/24	NZD	14	USD	9	—
Brown Brothers Harriman	12/12/24	NZD	20	USD	12	—
Brown Brothers Harriman	12/12/24	USD	23	SGD	31	—
Brown Brothers Harriman	12/12/24	USD	16	SGD	21	—
Brown Brothers Harriman	12/12/24	USD	25	NOK	272	—
Brown Brothers Harriman	12/12/24	USD	26	NOK	288	—
Brown Brothers Harriman	12/12/24	SGD	24	USD	18	—
Brown Brothers Harriman	12/12/24	SGD	34	USD	25	—
Brown Brothers Harriman	12/12/24	USD	101	SEK	1,114	1
Brown Brothers Harriman	12/12/24	USD	31	SEK	339	—
Brown Brothers Harriman	12/12/24	USD	60	DKK	427	1
Brown Brothers Harriman	12/12/24	USD	106	DKK	742	—
Brown Brothers Harriman	12/12/24	USD	155	AUD	239	1
Brown Brothers Harriman	12/12/24	USD	88	AUD	135	—
Brown Brothers Harriman	12/12/24	CHF	43	USD	49	—
Brown Brothers Harriman	12/12/24	CHF	230	USD	260	(1)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/12/24	USD	56	HKD	433	$—
Brown Brothers Harriman	12/12/24	USD	271	HKD	2,105	—
Brown Brothers Harriman	12/12/24	USD	235	CHF	208	2
Brown Brothers Harriman	12/12/24	USD	103	CHF	90	—
Brown Brothers Harriman	12/12/24	AUD	76	USD	50	—
Brown Brothers Harriman	12/12/24	AUD	287	USD	186	(1)
Brown Brothers Harriman	12/12/24	USD	153	CAD	215	—
Brown Brothers Harriman	12/12/24	USD	314	CAD	439	(1)
Brown Brothers Harriman	12/12/24	CAD	380	USD	272	1
Brown Brothers Harriman	12/12/24	CAD	297	USD	211	(1)
Brown Brothers Harriman	12/12/24	NOK	236	USD	21	—
Brown Brothers Harriman	12/12/24	NOK	478	USD	43	—
Brown Brothers Harriman	12/12/24	GBP	375	USD	482	5
Brown Brothers Harriman	12/12/24	GBP	590	USD	743	(7)
Brown Brothers Harriman	12/12/24	USD	718	GBP	568	4
Brown Brothers Harriman	12/12/24	USD	348	GBP	273	(2)
Brown Brothers Harriman	12/12/24	DKK	713	USD	102	1
Brown Brothers Harriman	12/12/24	DKK	559	USD	79	(1)
Brown Brothers Harriman	12/12/24	USD	1,397	JPY	213,892	29
Brown Brothers Harriman	12/12/24	SEK	351	USD	32	—
Brown Brothers Harriman	12/12/24	SEK	1,110	USD	101	(1)
Brown Brothers Harriman	12/12/24	HKD	707	USD	91	—
Brown Brothers Harriman	12/12/24	HKD	870	USD	112	—
Brown Brothers Harriman	12/12/24	USD	683	EUR	651	6
Brown Brothers Harriman	12/12/24	USD	1,341	EUR	1,264	(5)
Brown Brothers Harriman	12/12/24	EUR	1,174	USD	1,249	9
Brown Brothers Harriman	12/12/24	EUR	880	USD	922	(8)
Brown Brothers Harriman	12/12/24	JPY	156,684	USD	1,015	(29)
Standard Chartered	12/12/24	USD	1,341	HKD	10,422	(2)
Standard Chartered	12/12/24	AUD	2,600	USD	1,726	32
Standard Chartered	12/12/24	USD	9,623	GBP	7,431	(178)
Standard Chartered	12/12/24	GBP	13,076	USD	16,932	313
Standard Chartered	12/12/24	EUR	23,066	USD	24,880	509
Standard Chartered	12/12/24	USD	23,591	EUR	21,870	(482)
Standard Chartered	12/12/24	HKD	35,848	USD	4,614	7
Standard Chartered	12/12/24	JPY	2,225,396	USD	14,661	(178)
Westpac Banking	12/12/24	USD	2,187	DKK	15,102	(47)
Westpac Banking	12/12/24	USD	2,333	SEK	24,993	(42)
Westpac Banking	12/12/24	USD	5,132	AUD	7,734	(94)
Westpac Banking	12/12/24	NOK	7,535	USD	691	9
						$9

Percentages are based on Net Assets of $294,684 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

World Select Equity Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)		Level 3 ($)(1)	Total ($)
Common Stock	282,254	–		22	282,276
Preferred Stock	1,765	–	^	–	1,765
Warrants	–	1		–	1
Cash Equivalent	3,072	–		–	3,072
Total Investments in Securities	287,091	1		22	287,114

.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	44	–	–	44
Unrealized Depreciation	(209)	–	–	(209)
Forward Contracts*
Unrealized Appreciation	–	1,242	–	1,242
Unrealized Depreciation	–	(1,233)	–	(1,233)
Total Other Financial Instruments	(165)	9	–	(156)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^This category includes securities with a value of $—.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,651	$13,433	$(12,012)	$—	$—	$3,072	$113	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.0%
Argentina — 1.0%
Corp America Airports SA *	112,226	$2,121
Despegar.com Corp *	68,236	1,221
Loma Negra Cia Industrial Argentina SA ADR *	160,349	1,903
Telecom Argentina SA ADR *	220,721	2,993
		8,238

Australia — 0.2%
OceanaGold Corp	280,000	884
SolGold PLC *	6,774,749	654
		1,538

Bangladesh — 0.3%
BRAC Bank PLC	6,471,066	2,621

Belgium — 0.2%
Cenergy Holdings SA	157,696	1,449

Brazil — 5.2%
Adecoagro SA	17,600	192
C&A MODAS SA *	637,000	1,086
Cia Brasileira de Aluminio *	724,500	757
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	166,171	2,552
Cia de Saneamento de Minas Gerais Copasa MG	86,200	363
Cia Energetica de Minas Gerais ADR	205,793	401
CPFL Energia SA	285,200	1,564
Cury Construtora e Incorporadora SA	93,600	319
Direcional Engenharia SA	77,100	371
Embraer SA *	265,400	2,556
Embraer SA ADR *	40,945	1,565
ERO Copper Corp *	37,559	574
Gerdau SA ADR	101,382	341
Grupo SBF SA	128,800	260
Hapvida Participacoes e Investimentos S/A *	911,000	403
Itau Unibanco Holding SA ADR	1,500,172	8,041
LWSA SA *	311,100	194
NU Holdings Ltd/Cayman Islands, Cl A *	354,032	4,436
Pagseguro Digital Ltd, Cl A *	99,198	728
Petroleo Brasileiro SA ADR, Cl A	531,031	6,925
Sendas Distribuidora S/A	938,000	1,005
Sigma Lithium Corp *	75,232	1,035
TIM SA/Brazil	1,513,800	3,930
TOTVS SA	262,000	1,197
Vibra Energia SA	323,400	1,108
XP Inc, Cl A	50,904	689
		42,592

Canada — 1.4%
Africa Oil	229,850	323
Capstone Copper Corp *	155,476	1,075
Celestica Inc *	51,558	4,395
Ivanhoe Mines Ltd, Cl A *	278,365	3,748

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pan American Silver Corp	74,000	$1,626
		11,167

Cayman Islands — 0.1%
Theon International PLC	64,326	713

Chile — 0.5%
Banco Santander Chile ADR	77,653	1,473
Parque Arauco SA	1,804,468	2,882
		4,355

China — 17.1%
3SBio Inc	365,500	269
Agricultural Bank of China Ltd, Cl H	2,062,000	1,028
Akeso *	88,000	827
Alibaba Group Holding Ltd	1,155,900	12,426
Alibaba Group Holding Ltd ADR	29,644	2,590
Baidu Inc ADR *	78,712	6,694
Bosideng International Holdings Ltd	456,000	237
BYD Co Ltd, Cl H	4,000	130
China Construction Bank Corp, Cl H *	5,655,000	4,251
China Galaxy Securities Co Ltd, Cl H *	843,000	764
China Hongqiao Group Ltd	472,000	688
China Medical System Holdings Ltd	273,000	275
China Merchants Port Holdings Co Ltd	230,000	364
China National Building Material Co Ltd, Cl H	2,808,000	1,198
China Overseas Grand Oceans Group Ltd	2,087,000	494
China Pacific Insurance Group Co Ltd, Cl H	279,800	879
China Railway Group Ltd, Cl H	1,845,000	887
China Resources Land Ltd	1,502,000	4,439
China Resources Pharmaceutical Group Ltd	497,000	335
China State Construction International Holdings Ltd	274,000	382
China Taiping Insurance Holdings Co Ltd	311,200	491
CITIC Ltd	803,000	891
Contemporary Amperex Technology Co Ltd, Cl A	297,648	10,750
COSCO SHIPPING Holdings Co Ltd, Cl H	995,550	1,392
Daqin Railway Co Ltd, Cl A *	275,745	260
DiDi Global ADR *	684,325	3,230
First Tractor Co Ltd, Cl H	762,000	708
GoerTek Inc, Cl A	101,000	356
Gree Electric Appliances Inc of Zhuhai, Cl A	110,500	643
Guangdong Xinbao Electrical Appliances Holdings Co Ltd, Cl A	72,700	146
Haier Smart Home Co Ltd, Cl A	2,138,200	7,268
Hello Group Inc ADR	18,280	123
Hengtong Optic-electric Co Ltd, Cl A	355,500	868
iQIYI Inc ADR *	1,050,361	2,269
JD.com Inc ADR	158,978	5,943
Kanzhun Ltd ADR	73,534	993
Kuaishou Technology, Cl B *	78,400	486
Kunlun Energy Co Ltd	2,960,000	2,792
Kweichow Moutai Co Ltd, Cl A	6,775	1,429

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Meituan, Cl B *	309,200	$6,703
NARI Technology Co Ltd, Cl A *	594,400	2,028
New China Life Insurance Co Ltd, Cl H *	133,700	409
PDD Holdings Inc ADR *	15,520	1,499
People's Insurance Co Group of China Ltd/The, Cl H *	1,112,000	530
PetroChina Co Ltd, Cl H	722,000	511
PICC Property & Casualty Co Ltd	3,492,000	5,286
Ping An Insurance Group Co of China Ltd, Cl H	1,320,000	7,600
Pop Mart International Group Ltd	57,400	663
Q Technology Group Co Ltd	1,088,000	833
Qifu Technology Inc ADR	32,492	1,238
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	54,400	1,959
Sinotruk Hong Kong Ltd	696,500	1,929
Sunny Optical Technology Group Co Ltd	137,600	1,113
TAL Education Group ADR *	66,266	658
Tencent Holdings Ltd	268,353	13,725
Tongcheng Travel Holdings Ltd	524,800	1,280
Trip.com Group Ltd ADR *	28,230	1,825
Vipshop Holdings Ltd ADR	300,914	4,156
Weibo Corp ADR	49,722	477
Xinyi Glass Holdings Ltd	1,180,000	1,230
Xinyi Solar Holdings Ltd	2,471,000	1,092
Yangzijiang Shipbuilding Holdings Ltd	687,600	1,236
Yantai China Pet Foods, Cl A	195,000	886
Yihai International Holding Ltd	493,000	860
Zhejiang NHU Co Ltd, Cl A	239,469	720
ZTE Corp, Cl H	174,000	423
		141,064

Colombia — 0.3%
Gran Tierra Energy Inc *	363,642	2,500
		2,500

Czechia — 0.2%
WAG Payment Solutions PLC *	1,509,678	1,554

Egypt — 0.4%
Commercial International Bank - Egypt GDR	2,175,279	3,089

Ghana — 0.1%
Tullow Oil PLC *	4,509,267	1,184

Greece — 1.5%
Alpha Services and Holdings SA	274,141	424
Eurobank Ergasias Services and Holdings SA	2,462,120	5,201
National Bank of Greece SA	351,930	2,478
OPAP SA	67,328	1,103
Piraeus Financial Holdings SA	761,484	2,787
		11,993

Hong Kong — 0.2%
Orient Overseas International Ltd	34,500	440

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Techtronic Industries Co Ltd	103,500	$1,458
		1,898

Hungary — 0.9%
OTP Bank Nyrt	95,407	5,154
Richter Gedeon Nyrt *	77,722	2,062
		7,216

Iceland — 0.5%
Islandsbanki HF	4,408,377	3,989

India — 12.0%
Adani Ports & Special Economic Zone Ltd	19,956	281
Ashoka Buildcon Ltd *	609,560	1,800
Aster DM Healthcare Ltd	268,205	1,587
Aurobindo Pharma Ltd	90,586	1,354
Bharat Electronics Ltd	609,206	2,221
Bharat Petroleum Corp Ltd	220,702	763
Brigade Enterprises Ltd	122,176	1,794
Canara Bank	746,465	901
Cartrade Tech *	76,634	1,229
Chambal Fertilisers and Chemicals Ltd	47,211	288
Cholamandalam Financial Holdings	36,608	707
Coal India Ltd	172,688	851
Computer Age Management Services Ltd	30,571	1,783
Crompton Greaves Consumer Electricals Ltd	424,172	2,057
Dixon Technologies India Ltd	4,880	913
Dr Reddy's Laboratories Ltd	48,235	686
Emami Ltd	161,202	1,305
Embassy Office Parks REIT ‡	89,762	395
Exide Industries Ltd	289,201	1,549
Federal Bank Ltd	702,541	1,753
Firstsource Solutions	90,033	391
GAIL India Ltd	403,084	952
Genus Power Infrastructures Ltd	454,853	2,374
HCL Technologies Ltd	198,730	4,346
HDFC Asset Management Co Ltd	8,841	440
HDFC Bank Ltd	34,940	743
HDFC Bank Ltd ADR	65,452	4,370
Heritage Foods	20,998	122
Hindalco Industries Ltd	104,440	811
ICICI Bank Ltd	229,669	3,534
ICICI Bank Ltd ADR	228,947	6,994
Indian Hotels, Cl A	60,666	570
Indus Towers Ltd *	147,172	608
Info Edge India Ltd	9,126	892
IRB Infrastructure Developers Ltd	983,425	621
ITD Cementation India Ltd	16,056	99
Jyothy Labs Ltd	271,050	1,348
Kotak Mahindra Bank Ltd	106,559	2,226
KPIT Technologies Ltd	50,236	814
LIC Housing Finance Ltd	82,618	625
Lupin Ltd	42,512	1,032
Mahindra & Mahindra Ltd	38,752	1,360
Manappuram Finance Ltd	170,985	316

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Max Healthcare Institute Ltd	12,973	$150
Metropolis Healthcare *	14,712	373
Mrs Bectors Food Specialities Ltd	102,852	2,208
Muthoot Finance Ltd	26,108	592
Narayana Hrudayalaya Ltd	97,087	1,455
Natco Pharma Ltd	39,574	644
National Aluminium Co Ltd	211,908	607
NCC Ltd/India	208,580	764
Nippon Life India Asset Management Ltd	53,748	436
NTPC Ltd	192,974	831
Oil & Natural Gas Corp Ltd	264,500	804
PB Fintech Ltd *	223,082	5,000
Petronet LNG Ltd	604,496	2,383
Phoenix Mills Ltd/The	214,813	4,211
PNC Infratech Ltd	276,071	967
REC Ltd	451,232	2,844
Shriram Finance Ltd	103,342	3,693
Sobha Ltd	64,343	1,208
Solar Industries India	4,570	578
Strides Pharma Science Ltd	25,259	489
Sun Pharmaceutical Industries	54,539	1,150
Tech Mahindra Ltd	37,955	769
Thermax Ltd	33,990	1,846
Trent Ltd	4,502	362
VA Tech Wabag Ltd *	48,917	1,039
Varun Beverages	310,604	2,283
Zomato Ltd *	149,584	495
Zydus Lifesciences Ltd	37,804	432
		98,418

Indonesia — 4.1%
Adaro Energy Indonesia Tbk PT	2,478,800	325
Aspirasi Hidup Indonesia Tbk PT	16,110,700	783
Astra International Tbk PT	2,288,800	737
Bank Central Asia Tbk PT	3,024,800	1,909
Bank Mandiri Persero Tbk PT	3,591,700	1,394
Bank Rakyat Indonesia Persero Tbk PT	21,364,327	5,730
Bank Syariah Indonesia Tbk PT	7,558,600	1,383
Cisarua Mountain Dairy PT TBK	8,232,000	2,909
First Pacific Co Ltd	7,750,000	4,452
Indo Tambangraya Megah Tbk PT	121,300	204
Medikaloka Hermina Tbk PT	49,722,900	4,786
Pakuwon Jati Tbk PT	89,667,684	2,366
Perusahaan Gas Negara Tbk PT	2,812,700	270
Trimegah Bangun Persada Tbk PT	55,861,139	2,926
Ultrajaya Milk Industry & Trading Co Tbk PT	27,622,400	3,103
United Tractors Tbk PT	225,500	381
		33,658

Isreal — 0.6%
Energean PLC	405,434	5,215

Kazakhstan — 1.7%
Air Astana JSC GDR *	542,507	3,282
Halyk Savings Bank of Kazakhstan JSC GDR	330,511	6,121

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kaspi.KZ JSC ADR	9,721	$1,034
NAC Kazatomprom JSC GDR	99,200	3,877
		14,314

Kenya — 0.4%
ARM Cement Ltd *	10	–
Equity Group Holdings PLC/Kenya	9,178,063	3,183
		3,183

Luxembourg — 0.6%
Alvotech SA *	257,154	3,028
ZABKA GROUP SA *	482,451	2,291
		5,319

Macao — 0.1%
MGM China Holdings Ltd	709,200	890

Malaysia — 0.4%
Gamuda Bhd	503,200	1,008
Genting Bhd	359,700	303
IHH Healthcare	236,200	386
Mah Sing Group Bhd	1,937,200	732
My EG Services Bhd	2,129,300	414
Sime Darby Bhd	608,400	312
Tenaga Nasional Bhd	190,200	584
		3,739

Mexico — 1.8%
BBB Foods Inc, Cl A *	44,370	1,252
Controladora Vuela Cia de Aviacion SAB de CV ADR *	202,692	1,561
GCC	113,400	1,018
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	106,172	1,998
Grupo Financiero Banorte SAB de CV, Cl O	934,700	6,281
Qualitas Controladora SAB de CV	188,400	1,429
Vista Energy SAB de CV ADR *	19,850	1,057
		14,596

Netherlands — 0.1%
SBM Offshore NV	56,589	1,023

Nigeria — 1.4%
Guaranty Trust Holding Co PLC	106,821,646	3,361
SEPLAT Energy PLC	2,173,062	5,801
Zenith Bank PLC	89,481,036	2,366
		11,528

Pakistan — 0.9%
Bank Alfalah Ltd	14,158,000	4,172
Habib Bank Ltd	4,435,457	2,888
		7,060

Peru — 1.6%
Auna SA, Cl A *	442,896	3,185
Credicorp Ltd	28,102	5,212
Hochschild Mining PLC	1,528,338	4,157

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intercorp Financial Services Inc	17,077	$474
		13,028

Philippines — 2.3%
Ayala Corp	309,759	3,233
Ayala Land Inc	5,508,500	2,687
Century Pacific Food Inc	1,969,000	1,410
GT Capital Holdings Inc	387,410	4,328
International Container Terminal Services Inc	75,250	475
OceanaGold Philippines Inc	16,554,300	3,896
Robinsons Land Corp	14,277,300	3,229
		19,258

Poland — 0.7%
Alior Bank SA	35,577	799
CCC SA *	13,778	705
InPost SA *	89,706	1,571
KGHM Polska Miedz SA	52,833	1,654
Powszechny Zaklad Ubezpieczen SA	65,930	717
		5,446

Russia — 0.0%
LUKOIL PJSC ADR *(A)	68,718	–
Mobile TeleSystems PJSC ADR *	556,416	–
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Ozon Holdings PLC ADR *	30,008	–
Sberbank of Russia PJSC ADR *(A)	93,380	–
Surgutneftegas PJSC ADR *	416,721	–
		—

Saudi Arabia — 0.6%
Arab National Bank	55,550	282
Bupa Arabia for Cooperative Insurance Co	30,556	1,505
Elm Co	1,509	435
Etihad Etisalat Co	42,212	621
Riyadh Cables Group Co	48,674	1,670
Saudi British Bank/The	34,504	285
		4,798

Singapore — 1.1%
Grab Holdings Ltd, Cl A *	550,302	2,751
Sea Ltd ADR *	52,274	5,949
		8,700

Slovenia — 0.6%
Nova Ljubljanska Banka dd GDR	194,699	5,141

South Africa — 2.8%
Absa Group Ltd	132,177	1,262
Capitec Bank Holdings Ltd	11,367	2,052
Foschini Group Ltd/The	148,577	1,402
Impala Platinum Holdings Ltd	163,705	925
Kumba Iron Ore Ltd	26,777	493
Life Healthcare Group Holdings Ltd	743,159	686
Naspers Ltd, Cl N	58,797	13,241
Nedbank Group Ltd	86,337	1,380

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Old Mutual Ltd	125,938	$89
OUTsurance Group Ltd	399,257	1,429
Sasol Ltd	110,225	536
		23,495

South Korea — 9.5%
BH Co Ltd	20,172	235
BNK Financial Group Inc	46,640	353
CJ CheilJedang Corp	7,003	1,323
Classys Inc	43,314	1,442
Coupang Inc, Cl A *	84,273	2,137
Coway Co Ltd	40,016	1,890
DB Insurance Co Ltd	7,193	563
DL E&C Co Ltd	5,243	127
Eo Technics Co Ltd	6,449	537
Eugene Technology Co Ltd	29,640	710
GS Holdings Corp	12,565	376
Hana Financial Group Inc	226,210	10,118
Hankook Tire & Technology Co Ltd	12,877	348
HD Hyundai Electric Co Ltd	2,480	621
HD Hyundai Marine Solution	22,337	2,134
HD HYUNDAI MIPO *	9,259	834
HPSP Co Ltd	34,332	652
Hyundai Glovis Co Ltd	5,880	518
Hyundai Marine & Fire Insurance Co Ltd	13,014	248
Hyundai Mobis Co Ltd	3,590	616
Hyundai Motor Co	7,096	1,111
Hyundai Rotem Co Ltd	50,872	1,845
Kia Corp	162,698	10,834
KIWOOM Securities Co Ltd	3,072	284
Korea Gas Corp	12,815	410
Korea Investment Holdings Co Ltd	7,779	417
Korean Air Lines Co Ltd	32,084	597
Krafton *	2,636	590
KT Corp	19,653	687
LG Chem Ltd	9,120	1,857
LG Electronics Inc	74,948	4,819
LG Innotek Co Ltd	3,591	417
LX INTERNATIONAL CORP	13,188	270
NH Investment & Securities Co Ltd	143,894	1,374
OCI Holdings Co Ltd	7,149	305
PharmaResearch Co Ltd	13,317	1,890
Poongsan Corp	10,419	384
Samsung Electronics Co Ltd	288,869	11,223
Samsung Life Insurance Co Ltd	6,358	488
Samsung Securities Co Ltd	11,454	391
Sanil Electric *	18,730	826
Shinhan Financial Group Co Ltd	61,055	2,320
SK Hynix Inc	26,265	3,010
SK Square Co Ltd *	71,670	3,776
SK Telecom Co Ltd	15,944	702
SOOP Co Ltd	3,929	311
TSE Co Ltd	19,075	507
Woori Financial Group Inc	62,538	749

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Youngone Corp	8,726	$256
		78,432

Taiwan — 14.7%
All Ring Tech	109,000	1,455
Alltop Technology Co Ltd	121,000	1,028
Arcadyan Technology Corp	217,000	1,106
Asia Vital Components Co Ltd	168,686	3,339
ASPEED Technology Inc	11,130	1,400
Asustek Computer Inc	73,000	1,321
Cathay Financial Holding Co Ltd	602,000	1,218
Chroma ATE Inc	87,000	1,105
Compal Electronics Inc	232,000	263
CTBC Financial Holding Co Ltd	5,293,000	6,094
E Ink Holdings Inc	115,000	995
Elan Microelectronics Corp	309,000	1,394
Elite Material Co Ltd	97,000	1,399
Ennoconn Corp	132,000	1,223
Eva Airways Corp	926,000	1,184
Evergreen Marine Corp Taiwan Ltd	181,800	1,215
Fositek Corp	42,000	1,166
Gold Circuit Electronics Ltd	214,000	1,222
Hon Hai Precision Industry Co Ltd	574,912	3,460
Ingentec Corp	136,500	815
Insyde Software Corp	68,000	980
International Games System Co Ltd	48,000	1,419
Jentech Precision Industrial Co Ltd	45,000	1,919
Johnson Health Tech Co Ltd	289,000	1,401
King Yuan Electronics Co Ltd	551,000	2,146
Kinik Co	177,000	1,624
Lotes Co Ltd	6,000	331
Macronix International Co Ltd	1,745,000	1,125
MediaTek Inc	87,677	3,387
Micro-Star International Co Ltd	557,000	2,932
MPI Corp	24,000	576
Pou Chen Corp	331,000	416
Quanta Computer Inc	92,000	824
Radiant Opto-Electronics Corp	66,000	387
Sitronix Technology Corp	9,000	57
Sports Gear Co Ltd	291,000	1,241
Synnex Technology International Corp	135,000	314
Taiwan Paiho Ltd	690,000	1,653
Taiwan Semiconductor Manufacturing Co Ltd	1,836,000	56,296
Taiwan Semiconductor Manufacturing Co Ltd ADR	13,608	2,513
Taiwan Surface Mounting Technology Corp	82,000	261
Universal Microwave Technology Inc	108,000	1,001
Visual Photonics Epitaxy Co Ltd	276,000	1,444
Voltronic Power Technology Corp	22,950	1,300
Wisdom Marine Lines Co Ltd	113,000	259
Wistron Corp	231,000	807
Wiwynn Corp *	9,000	536

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yang Ming Marine Transport Corp	442,000	$996
		120,547

Thailand — 1.3%
Com7 PCL, Cl F	185,500	143
Fabrinet *	2,500	586
JMT Network Services NVDR	665,900	375
Kasikornbank PCL NVDR	1,287,300	5,649
Krung Thai Bank PCL	1,129,300	659
Muangthai Capital PCL NVDR	1,204,100	1,729
NSL Foods NVDR	1,251,200	1,176
Sansiri PCL	2,993,200	157
		10,474

Türkiye — 0.8%
AG Anadolu Grubu Holding AS, Cl A	53,643	503
Anadolu Efes Biracilik Ve Malt Sanayii AS	58,320	336
Dogus Otomotiv Servis ve Ticaret AS	64,376	397
Haci Omer Sabanci Holding AS	218,257	569
KOC Holding AS	220,827	1,276
MLP Saglik Hizmetleri AS, Cl B *	123,109	1,419
Turk Hava Yollari AO *	37,614	309
Ulker Biskuvi Sanayi AS	258,868	836
Yapi ve Kredi Bankasi AS	859,024	734
		6,379

United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	161,455	440
Alef Education Holding PLC	9,481,277	3,046
Emaar Development PJSC	1,363,024	4,212
Emaar Properties PJSC	3,849,591	10,009
		17,707

United States — 0.4%
Globant SA *	8,303	1,891
JBS S/A	169,100	1,047
		2,938

Vietnam — 1.8%
Masan Group *	910,300	2,629
Military Commercial Joint Stock Bank	6,415,731	6,113
SSI Securities Corp	101,000	98
Vietnam Technological & Commercial Joint Stock Bank	3,308,440	3,080
Vinhomes JSC	1,825,800	2,939
		14,859

Zambia — 0.5%
First Quantum Minerals Ltd	302,687	4,136

Total Common Stock
(Cost $683,985) ($ Thousands)		781,441

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 1.8%
Brazil — 0.3%
Bradespar SA (B)	210,800	$649
Cia Energetica de Minas Gerais (B)	1	–
Marcopolo SA (B)	1,518,040	2,141
		2,790

Colombia — 0.1%
Banco Davivienda SA *(B)	215,784	924

South Korea — 1.4%
Hyundai Motor Co (B)	43,172	4,906
LG Chem Ltd (B)	5,906	804
LG Electronics Inc (B)	25,035	771
Samsung Electronics Co Ltd (B)	138,023	4,571
		11,052

Total Preferred Stock
(Cost $18,286) ($ Thousands)		14,766

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	27,142,546	27,143
Total Cash Equivalent
(Cost $27,143) ($ Thousands)		27,143
Total Investments in Securities — 100.1%
(Cost $729,414) ($ Thousands)		$823,350

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets	338	Dec-2024	$18,367	$18,431	$64

Percentages are based on Net Assets of $822,418 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	780,482	959	–	^	781,441
Preferred Stock	14,766	–	–		14,766
Cash Equivalent	27,143	–	–		27,143
Total Investments in Securities	822,391	959	–		823,350

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	64	–	–	64
Total Other Financial Instruments	64	–	–	64

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^This category includes securities with a value of $—.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of Fund's transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institution Class	$7,016	$86,696	$(66,569)	$—	$—	$27,143	$317	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 31.7%
Aerospace & Defense — 0.6%
Cobham Ultra SeniorCo SARL, Facility B (USD), 1st Lien
9.245%, CME Term SOFR + 3.500%, 08/03/2029 (A)	$1,153	$1,135
TransDigm Inc., New Tranche J Term Loan, 1st Lien
7.104%, CME Term SOFR + 2.500%, 02/28/2031 (A)(B)	180	180
TransDigm Inc., Tranche K Term Loan, 1st Lien
7.354%, CME Term SOFR + 2.750%, 03/22/2030 (A)	636	636
		1,951

Air Transport — 0.2%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.629%, CME Term SOFR + 4.750%, 04/20/2028 (A)	834	860

Automotive — 1.3%
American Auto Auction Group, LLC, 2024 Refinancing Term Loan, 1st Lien
9.014%, 12/30/2027 (B)	319	321
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan
8.800%, 04/06/2028	246	244
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, 1st Lien
7.273%, CME Term SOFR + 2.750%, 10/16/2031 (A)	515	520
Clarios Global LP, Amendment No. 5 Dollar Term Loan, 1st Lien
7.073%, CME Term SOFR + 2.500%, 05/06/2030 (A)	898	903
Hertz Corporation, The, Initial Term B Loan, 1st Lien
8.187%, CME Term SOFR + 3.500%, 06/30/2028 (A)	287	254
Hertz Corporation, The, Initial Term C Loan, 1st Lien
8.187%, CME Term SOFR + 3.250%, 06/30/2028 (A)	56	49
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term B Loan, 1st Lien
7.573%, CME Term SOFR + 3.000%, 04/23/2031 (A)	974	977
Paint Intermediate III, LLC, Cov-Lite TLB, 1st Lien
7.522%, 09/11/2031	305	307

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wand Newco 3, Inc., Tranche B-1 Term Loan
7.854%, CME Term SOFR + 3.250%, 01/30/2031 (A)	$318	$320
Wand Newco 3, Inc., Tranche B-1 Term Loan, 1st Lien
7.823%, CME Term SOFR + 3.250%, 01/30/2031 (A)	547	551
		4,446

Building & Development — 0.9%
ArchKey Holdings Inc., TLB
9.422%, 10/10/2031	466	469
Artera Services, LLC, Tranche C Term Loan, 1st Lien
9.104%, 02/15/2031	498	491
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.423%, CME Term SOFR + 3.750%, 11/23/2027 (A)	253	248
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.187%, CME Term SOFR + 3.500%, 12/08/2025 (A)	833	810
Gulfside Supply INC, Term Loan
7.599%, SOFR + 3.500%, 06/17/2031 (A)(C)	288	290
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
8.423%, CME Term SOFR + 3.750%, 10/15/2028 (A)	156	155
Summit Materials, LLC, Incremental Cov-Lite TLB
6.359%, CME Term SOFR + 2.500%, 01/12/2029 (A)	498	498
Tutor Perini Corp., Term Loan, 1st Lien
9.437%, SOFRRATE + 3.500%, 08/18/2027 (A)	380	381
Wrench Group LLC, Initial Term Loan, 1st Lien
8.865%, 04/30/2026	519	515
		3,857

Business Equipment & Services — 5.1%
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
9.585%, CME Term SOFR + 5.000%, 08/18/2028 (A)	1,160	1,167
Albion Financing 3 SARL (Albion Financing LLC), 2024 Amended U.S. Dollar Term Loan, 1st Lien
9.096%, CME Term SOFR + 4.250%, 08/16/2029 (A)	199	201
9.096%, CME Term SOFR + 3.250%, 08/16/2029 (A)	66	66

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
7.187%, 02/04/2028	$871	$876
Asplundh Tree Expert, LLC, 2024 Incremental Term Loan
6.323%, CME Term SOFR + 1.750%, 05/23/2031 (A)	473	475
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.285%, CME Term SOFR + 3.250%, 03/03/2025 (A)	479	478
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
10.285%, CME Term SOFR + 4.500%, 10/15/2026 (A)	270	270
Boost Newco Borrower, LLC, USD Term B-1 Loan, 1st Lien
7.104%, CME Term SOFR + 2.500%, 01/31/2031 (A)	405	408
BW Holding, Inc., Initial Term Loan, 1st Lien
8.664%, CME Term SOFR + 4.000%, 12/14/2028 (A)	633	569
Chart Industries, Amendment No. 7 Term Loan
7.092%, 03/15/2030	755	758
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
7.073%, 11/02/2029	225	226
Electron Bidco Inc., Initial Term Loan, 1st Lien
7.687%, CME Term SOFR + 3.000%, 11/01/2028 (A)	1,339	1,347
Ensono, Inc., Initial Term Loan, 1st Lien
8.687%, CME Term SOFR + 4.000%, 05/26/2028 (A)	841	843
First Advantage Holdings, LLC, Term B-2 Loan, 1st Lien
7.823%, CME Term SOFR + 3.250%, 10/31/2031 (A)	260	262
Grant Thornton, Cov-Lite Term Loan B, 1st Lien
7.823%, 06/02/2031	450	453
Iqvia Inc., Incremental Term B-4 Dollar Loan
6.604%, CME Term SOFR + 2.000%, 01/02/2031 (A)	576	579
Lei Finco US LLC, Term Loan
7.887%, CME Term SOFR + 3.250%, 07/02/2031 (A)	425	425
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.823%, CME Term SOFR + 2.250%, 10/23/2028 (A)	413	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mermaid Bidco
7.804%, CME Term SOFR + 3.250%, 07/03/2031 (A)	$271	$273
Project Castle Inc., Initial Term Loan, 1st Lien
12.500%, CME Term SOFR + 5.500%, 06/01/2029 (A)	40	36
9.762%, CME Term SOFR + 5.500%, 06/01/2029 (A)	767	696
Sedgwick Claims Management Services Inc., 2023 Term Loan, 1st Lien
7.585%, CME Term SOFR + 3.750%, 07/31/2031 (A)	1,146	1,154
Service Logic Acquisition, Inc., Relevant Term Loan, 1st Lien
8.085%, CME Term SOFR + 3.500%, 10/29/2027 (A)	1,142	1,152
Sharp Services, LLC, Tranche D Term Loan, 1st Lien
7.876%, CME Term SOFR + 3.250%, 12/31/2028 (A)	1,009	1,011
Tempo Acquisition, LLC, Sixth Incremental Term Loan, 1st Lien
6.823%, CME Term SOFR + 2.250%, 08/31/2028 (A)	303	305
TK Elevator Midco GmbH, Facility B2 (USD), 1st Lien
8.588%, CME Term SOFR + 3.500%, 04/30/2030 (A)	516	520
United Talent Agency, LLC, 2024 Refinancing Term Loan
8.372%, 07/07/2028 (A)(C)	1,064	1,070
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
8.782%, CME Term SOFR + 4.000%, 08/20/2025 (A)	634	592
Waystar Technologies, Inc., Initial Term Loan, 1st Lien
7.323%, CME Term SOFR + 2.750%, 10/22/2029 (A)	584	587
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
7.437%, CME Term SOFR + 2.750%, 05/18/2025 (A)	1,171	1,171
		18,385

Cable & Satellite Television — 1.1%
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.156%, CME Term SOFR + 5.500%, 08/15/2028 (A)	581	475

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Creative Artists Agency, LLC, 2024 Refinancing Term Loan, 1st Lien
7.323%, CME Term SOFR + 2.750%, 10/01/2031 (A)	$822	$826
E.W. Scripps Company, Tranche B-2 Term Loan, 1st Lien
7.250%, 05/01/2026 (A)	298	288
Gray Television, Inc., Term Loan B
9.922%, 06/04/2029	259	245
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
8.115%, CME Term SOFR + 3.250%, 08/19/2026 (A)	1,227	1,158
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
7.432%, LIBOR + 2.750%, 07/31/2025 (A)	28	26
Virgin Media Bristol LLC, Facility Y, 1st Lien
8.168%, CME Term SOFR + 3.250%, 03/31/2031 (A)	350	346
Virgin Media Bristol LLC, N Facility, 1st Lien
7.224%, CME Term SOFR + 2.500%, 01/31/2028 (A)	646	639
		4,003

Chemicals & Plastics — 1.0%
Aruba Investments Holdings LLC, Initial Term Loan, 2nd Lien
12.423%, CME Term SOFR + 7.750%, 11/24/2028 (A)	95	91
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.785%, CME Term SOFR + 4.000%, 11/24/2027 (A)	50	50
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
8.173%, CME Term SOFR + 3.500%, 12/04/2026 (A)	655	655
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
10.115%, CME Term SOFR + 5.250%, 11/01/2028 (A)	675	538
LTI Holdings, Inc., 2024 Term Loan, 1st Lien
9.323%, CME Term SOFR + 4.750%, 07/19/2029 (A)	547	548
Polar US Borrower, LLC, Term B-1-A Loan
10.188%, 10/16/2028	259	184
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
8.085%, CME Term SOFR + 4.000%, 03/16/2027 (A)	1,258	1,264

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wilsonart LLC, Initial Term Loan, 1st Lien
8.854%, CME Term SOFR + 4.250%, 08/05/2031 (A)	$368	$365
		3,695

Conglomerates — 0.3%
Curian Global Inc., 2021 Term Loan, 1st Lien
8.435%, 08/30/2026	1,079	1,028

Containers & Glass Products — 1.0%
Charter Next Generation, Inc. , 2024 Replacement Term Loan, 1st Lien
7.652%, CME Term SOFR + 3.000%, 11/29/2030 (A)	745	751
Pregis TopCo LLC, Initial Term Loan, 1st Lien
8.573%, CME Term SOFR + 3.750%, 07/31/2026 (A)	1,184	1,192
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
9.171%, CME Term SOFR + 3.197%, 10/02/2028 (A)	1,056	850
Pretium PKG Holdings, Inc., Third Amendment Tranche A Term Loan, 1st Lien
9.605%, CME Term SOFR + 2.500%, 10/02/2028 (A)	412	421
Trident TPI Holdings, Inc., Tranche B-7 Initial Term Loan
8.188%, CME Term SOFR + 3.750%, 09/15/2028 (A)	738	745
		3,959

Ecological Services & Equipment — 0.2%
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
9.865%, CME Term SOFR + 5.000%, 08/30/2028 (A)(C)	175	158
GFL Environmental Inc., 2024 Refinancing Term Loan
6.610%, CME Term SOFR + 2.000%, 07/03/2031 (A)	445	446
Win Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
7.437%, CME Term SOFR + 2.750%, 03/24/2028 (A)	491	475
		1,079

Electronics/Electrical — 4.8%
Applied Systems, Inc., Tranche B-1 Term Loan, 1st Lien
7.604%, CME Term SOFR + 3.000%, 02/24/2031 (A)	866	873

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, 1st Lien
8.104%, CME Term SOFR + 3.500%, 03/30/2029 (A)	$1,135	$1,139
Cloud Software Group, Inc., Sixth Amendment Term Loan
8.309%, CME Term SOFR + 3.750%, 03/21/2031 (A)(B)	345	346
CommerceHub, Inc., Initial Term Loan, 1st Lien
8.797%, CME Term SOFR + 4.000%, 12/29/2027 (A)	213	198
ConnectWise, LLC, Initial Term Loan, 1st Lien
8.365%, CME Term SOFR + 3.500%, 09/29/2028 (A)(B)	609	612
Conservice Midco, LLC, Ninth Amendment Refinancing Term Loan, 1st Lien
8.073%, 05/13/2027	401	403
Delta Topco, Inc., Second Amendment Refinancing Term Loan, 2nd Lien
9.948%, CME Term SOFR + 5.250%, 11/29/2030 (A)	277	281
ECL Entertainment, LLC, 2024 Refinancing Term B Loan, 1st Lien
8.685%, CME Term SOFR + 4.000%, 08/31/2030 (A)	929	934
Ellucian Holdings Inc., 2nd Lien
9.335%, SOFR + 5.000%, 11/15/2032 (A)(B)	365	367
Ellucian Holdings Inc., Initial Term Loan, 1st Lien
0.000%, 10/09/2029 (D)	619	623
Ellucian Holdings Inc., Term B-1 Loan, 1st Lien
8.285%, CME Term SOFR + 3.500%, 10/09/2029 (A)	143	144
Epicor Software Corporation (fka Eagle Parent Inc.), Term E Loan, 1st Lien
7.823%, CME Term SOFR + 3.250%, 05/23/2031 (A)	936	943
Idemia Group S.A.S. Facility B5 (USD) Term Loan
8.854%, 09/30/2028	76	77
Imprivata, Inc., 2024 Refinancing Term Loan, 1st Lien
8.085%, CME Term SOFR + 3.500%, 12/01/2027 (A)	608	613
Indemia Group S.A.S, Facility B5
8.854%, 09/30/2028	496	502
Inmar, Inc., Initial Term Loan, 1st Lien
9.573%, CME Term SOFR + 5.000%, 10/30/2031 (A)	425	426

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Instructure Holdings, Inc., Term Loan, 2nd Lien
9.516%, CME Term SOFR + 5.000%, 11/12/2032 (A)	$150	$153
Isolved, Inc., Term B-2 Loan
0.000%, 10/15/2030 (D)	719	723
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.823%, CME Term SOFR + 4.250%, 05/03/2028 (A)	401	401
Motus Group LLC, Initial Term Loan, 1st Lien
8.704%, CME Term SOFR + 3.750%, 12/11/2028 (A)	934	939
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
6.935%, CME Term SOFR + 2.250%, 01/31/2030 (A)	868	869
PointClickCare Technologies Inc., 2024-1 Term Loan, 1st Lien
7.821%, CME Term SOFR + 3.250%, 11/03/2031 (A)	849	854
Polaris Newco LLC, Dollar Term Loan, 1st Lien
8.847%, CME Term SOFR + 4.000%, 06/02/2028 (A)	218	218
Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan Retired 11/26/2024, 1st Lien
8.335%, CME Term SOFR + 3.750%, 10/28/2030 (A)(B)	115	116
Project Alpha Intermediate Holding, Inc., Add-on Cov-Lite TLB
0.000%, 10/28/2030 (A)(D)	190	190
Project Boost Purchaser, LLC, Initial Term Loan, 1st Lien
8.147%, CME Term SOFR + 3.500%, 07/16/2031 (A)	1,537	1,550
Proofpoint, Inc., 2024 Refinancing Term Loan, 1st Lien
7.573%, CME Term SOFR + 3.000%, 08/31/2028 (A)	842	847
Pushpay USA Inc., Term Loan
9.104%, 08/16/2031	260	261
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.985%, CME Term SOFR + 4.250%, 02/01/2029 (A)	1,020	521
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.823%, CME Term SOFR + 4.250%, 11/28/2028 (A)	310	312
Sophia L.P., Closing Date Loan, 2nd Lien
12.785%, CME Term SOFR + 3.000%, 10/09/2028 (A)(C)	468	468

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
7.323%, CME Term SOFR + 2.750%, 09/28/2029 (A)	$903	$903
		17,806

Financial Intermediaries — 1.9%
Cornerstone Generation, LLC, Term Loan B
0.000%, 10/28/2031 (A)(B)(D)	379	382
CPI Holdco B, LLC, Incremental Term Loan B
0.000%, 05/16/2031 (A)(B)(D)	460	461
Edelman Financial Engines Center, LLC, Term Loan, 2nd Lien
9.823%, 10/06/2028	484	486
Focus Financial Partners, LLC, Initial Term Loan, 1st Lien
7.823%, CME Term SOFR + 2.250%, 09/15/2031 (A)(B)	442	446
Gen II Fund Services, LLC, Term Loan B
7.339%, CME Term SOFR + 2.750%, 11/20/2031 (A)(B)	250	251
GSM Outdoors Acquisition Corporation, Initial Term Loan, 1st Lien
9.573%, CME Term SOFR + 5.000%, 09/30/2031 (A)	320	305
HighTower Holding, LLC, Amendment No. 7 Term Loan, 1st Lien
8.071%, CME Term SOFR + 3.500%, 08/21/2028 (A)	740	747
Husky Injection Molding Systems Ltd.
9.573%, 02/15/2029	490	493
Jefferies Finance LLC, Initial Term Loan, 1st Lien
7.599%, CME Term SOFR + 3.000%, 10/21/2031 (A)	250	251
Quirch Foods Holdings LLC, 2022-1 Incremental Term Loan, 1st Lien
9.887%, CME Term SOFR + 5.000%, 10/27/2027 (A)	1,084	1,025
Raven Acquisition Holdings, LLC, Initial Term Loan
7.860%, CME Term SOFR + 3.250%, 11/19/2031 (A)	327	328
Rohm Holding GmbH, Facility B (USD), 1st Lien
0.000%, 07/31/2026 (D)	183	177
Spring Education Group, Inc., Initial Term Loan
8.604%, CME Term SOFR + 4.500%, 10/04/2030 (A)	675	678
Thunder Generation Funding, LLC, Term Loan
7.610%, CME Term SOFR + 3.000%, 10/03/2031 (A)(C)	541	544

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Victory Buyer LLC, Initial Term Loan, 1st Lien
8.437%, CME Term SOFR + 3.750%, 11/19/2028 (A)	$683	$663
		7,237

Food Service — 1.1%
8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 1st Lien
9.437%, 10/01/2025 (A)	826	795
8th Avenue Food & Provisions, Inc., Term Loan, 1st Lien
8.437%, CME Term SOFR + 3.750%, 10/01/2025 (A)	187	180
Aramark Intermediate HoldCo Corporation, U.S. Term B-8 Loan, 1st Lien
6.573%, CME Term SOFR + 2.000%, 06/22/2030 (A)	917	920
Chobani LLC, 2020 New Term Loan, 1st Lien
7.937%, 10/25/2027	568	572
Golden State Foods LLC, TLB
0.000%, 10/07/2031 (A)(B)(D)	435	438
IRB Holding Corp., 2024 Replacement Term B Loan, 1st Lien
7.423%, CME Term SOFR + 2.750%, 12/15/2027 (A)	864	868
		3,773

Food/Drug Retailers — 0.1%
Eagle Parent Corp., Initial Term Loan, 1st Lien
8.854%, CME Term SOFR + 4.250%, 04/02/2029 (A)	204	201
		201

Health Care — 4.7%
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
8.514%, CME Term SOFR + 4.000%, 01/31/2028 (A)	803	808
Barentz Midco B.V., Facility B2 (USD)
8.704%, 03/01/2031	748	748
Bausch + Lomb Corp., First Incremental Term Loan
8.573%, CME Term SOFR + 4.000%, 09/29/2028 (A)	312	313
Bausch + Lomb Corp., Initial Term Loan, 1st Lien
7.938%, 05/10/2027 (A)	611	613
Bracket Intermediate Holding Corp., 2023 Refinancing Term Loan, 1st Lien
9.704%, CME Term SOFR + 5.000%, 05/08/2028 (A)	1,275	1,284

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Charlotte Buyer, Inc., First Refinancing Term Loan, 1st Lien
9.372%, CME Term SOFR + 4.750%, 02/11/2028 (A)	$928	$935
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
8.085%, CME Term SOFR + 3.500%, 11/08/2027 (A)	696	701
Concentra Health Services, Inc., Initial Term Loan, 1st Lien
6.823%, CME Term SOFR + 2.250%, 07/26/2031 (A)	65	65
Confluent Medical Technologies, Inc.
7.848%, CME Term SOFR + 5.250%, 02/16/2029 (A)	1,125	1,129
eResearchTechnology, Inc., Tranche B-1 Term Loan, 1st Lien
8.573%, CME Term SOFR + 4.000%, 02/04/2027 (A)	1,637	1,647
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
8.491%, CME Term SOFR + 3.750%, 07/01/2030 (A)	81	81
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.704%, CME Term SOFR + 4.000%, 10/01/2027 (A)	140	134
Gainwell Acquisition Corp., Term B Loan, 2nd Lien
12.684%, CME Term SOFR + 8.000%, 10/02/2028 (A)(C)	265	223
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.349%, CME Term SOFR + 4.750%, 10/31/2028 (A)	1,181	1,184
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.735%, CME Term SOFR + 2.000%, 11/15/2027 (A)	124	121
Hanger, Inc., Delayed Draw Term Loan
0.000%, 10/23/2031 (A)(D)	52	52
Hanger, Inc., Initial Term Loan, 1st Lien
8.073%, CME Term SOFR + 3.500%, 10/23/2031 (A)	403	407
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, 1st Lien
8.406%, 05/17/2031 (B)	494	496
Mamba Purchaser, Inc., Third Amendment Term Loan, 1st Lien
7.861%, CME Term SOFR + 3.250%, 10/16/2028 (A)	499	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
7.617%, CME Term SOFR + 3.000%, 10/19/2027 (A)(C)	$530	$519
Option Care Health Inc., 2021 Refinancing Term Loan, 1st Lien
6.823%, CME Term SOFR + 2.750%, 10/27/2028 (A)(B)	932	937
Pluto Acquisition I, Inc., Tranche B Term Loan, 1st Lien
8.523%, CME Term SOFR + 4.000%, 09/20/2028 (A)	353	321
Radnet Management, Inc., 2024 Refinancing Term Loan
0.000%, 04/18/2031 (A)(D)	638	640
Select Medical Corporation, Tranche B-1 Term Loan, 1st Lien
9.500%, CME Term SOFR + 3.000%, 03/06/2027 (A)	46	47
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
7.338%, CME Term SOFR + 2.750%, 12/19/2030 (A)	619	624
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.935%, CME Term SOFR + 5.250%, 03/02/2027 (A)	3	3
9.835%, CME Term SOFR + 5.250%, 03/02/2027 (A)	1,067	1,036
TEAM Services Group, LLC, Incremental Term Loan, 1st Lien
9.935%, 12/20/2027	225	224
WCG Purchaser Corp., 2024 Refinancing Term Loan, 1st Lien
8.844%, CME Term SOFR + 3.500%, 01/08/2027 (A)(B)	1,333	1,338
		17,131

Home Furnishings — 0.1%
Hunter Douglas Holdings B.V., Tranche B-1 Term Loan, 1st Lien
8.571%, CME Term SOFR + 3.500%, 02/26/2029 (A)(B)	77	77
Weber-Stephen Products LLC, Initial Term B Loan
7.937%, 10/30/2027 (A)	297	281
		358

Industrial Equipment — 1.0%
Alliance Laundry Systems LLC, Initial Term B Loan
8.073%, CME Term SOFR + 3.500%, 08/19/2031 (A)	488	492
Crown Equipment Corp., Initial Term Loan
7.122%, 10/10/2031	385	387

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1st Lien
7.073%, CME Term SOFR + 2.500%, 08/04/2031 (A)(B)	$260	$260
Gates Corporation, Initial B-5 Dollar Term Loan
6.823%, 06/04/2031	237	238
Gates Global LLC, Initial B-4 Dollar Term Loan, 1st Lien
6.823%, CME Term SOFR + 3.000%, 11/16/2029 (A)	94	94
John Bean Technologies Corp., Term Loan B
0.000%, 10/09/2031 (A)(B)(D)	310	312
Star US Bidco LLC, Fifth Amendment Refinancing Term Loan, 1st Lien
8.323%, CME Term SOFR + 3.750%, 03/17/2027 (A)(B)	523	527
TMK Hawk Parent, Corp., Initial Tranche B Loan
9.838%, 06/30/2029 (C)	544	321
TMK Hawk Parent, Corp., Term Loan (PIK)
11.000%, 12/15/2031 (C)	17	17
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.922%, CME Term SOFR + 2.250%, 01/27/2031 (A)	1,017	1,021
		3,669

Insurance — 0.7%
Acrisure, LLC, 2024 Refinancing Term B Loan, 1st Lien
7.599%, CME Term SOFR + 3.000%, 02/15/2027 (A)	883	884
Alliant Holdings Intermediate, LLC, Initial Term Loan, 1st Lien
7.349%, CME Term SOFR + 2.750%, 09/19/2031 (A)	470	472
Asurion, LLC, New B-8 Term Loan, 1st Lien
7.937%, CME Term SOFR + 3.250%, 12/23/2026 (A)	715	715
HIG Finance 2 Limited
8.073%, 04/18/2030	475	479
Hyperion Refinance SARL, Term Loan B
0.000%, 02/15/2031 (D)	40	40
Ryan Specialty, LLC, 2024 Term Loan, 1st Lien
6.823%, CME Term SOFR + 2.250%, 09/15/2031 (A)	321	322
		2,912

Leisure Goods/Activities/Movies — 1.1%
Alterra Mountain Company, Series B-7 Term Loan
7.573%, 05/31/2030	195	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
9.865%, CME Term SOFR + 5.000%, 09/18/2026 (A)	$933	$935
Formula One Management Limited, Facility B
6.604%, CME Term SOFR + 2.000%, 09/30/2031 (A)(B)	737	740
Formula One Management Limited, Incremental Term Facility
0.000%, 09/10/2031 (A)(B)(D)	369	370
Hard Rock Northern Indiana, Term Loan B, 1st Lien
8.571%, 12/11/2028	221	220
Recess Holdings, Inc., Amendment No. 3 Term Loan, 1st Lien
9.085%, CME Term SOFR + 4.500%, 02/21/2030 (A)	905	914
UFC Holdings, LLC, Incremental Term B-4 Loan, 1st Lien
6.770%, CME Term SOFR + 2.250%, 11/21/2031 (A)(B)	435	438
		3,813

Lodging & Casinos — 0.9%
Caesars Entertainment Inc., 2023 Incremental Term B Loan, 1st Lien
6.823%, CME Term SOFR + 2.750%, 02/06/2030 (A)	1,096	1,101
Four Seasons Holdings, Inc., 2024-2 Repricing Term Loan, 1st Lien
6.323%, 11/30/2029	589	590
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
8.893%, CME Term SOFR + 4.250%, 08/01/2030 (A)	824	826
Station Casinos LLC, Term B Facility, 1st Lien
6.823%, CME Term SOFR + 2.250%, 03/14/2031 (A)	895	897
		3,414

Nonferrous Metals/Minerals — 0.1%
AIP RD Buyer Corp., Term B Loan, 1st Lien
4.992%, CME Term SOFR + 4.250%, 12/22/2028 (A)	355	355

Oil & Gas — 0.8%
CQP Holdco LP, Amendment No.5 Refinancing Term Loan, 1st Lien
6.854%, CME Term SOFR + 2.250%, 12/31/2030 (A)	243	244
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
8.379%, SOFRRATE + 3.500%, 12/21/2028 (A)	94	94

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
7.879%, 11/16/2026	$338	$338
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
9.173%, 09/19/2029 (A)(B)	644	647
Par Petroleum, LLC, Initial Loan, 1st Lien
0.000%, 02/28/2030 (B)(D)	400	397
PG Investment Company 59 SARL, Term Loan B
8.104%, 03/26/2031	432	435
PG Polaris Bidco SARL, Initial Term Loan, 1st Lien
7.604%, CME Term SOFR + 3.000%, 03/26/2031 (A)	141	142
Prairie Acquiror LP, Initial Term B-2 Loan
9.323%, 08/01/2029	818	823
		3,120

Publishing — 0.5%
Century De Buyer LLC, Initial Term Loan, 1st Lien
8.605%, CME Term SOFR + 4.000%, 10/30/2030 (A)	1,194	1,201
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
9.864%, CME Term SOFR + 5.000%, 02/15/2029 (A)	578	582
		1,783

Retailers (Except Food & Drug) — 0.4%
Belfor Holdings Inc., Initial Tranche B-1 Term Loan, 1st Lien
8.323%, CME Term SOFR + 3.750%, 11/01/2030 (A)	761	766
LBM Acquisition, LLC, Incremental Term Loan
8.472%, 06/06/2031 (C)	663	654
		1,420

Software & Service — 0.5%
CCC Information Services Inc., Initial Term Loan, 1st Lien
6.937%, 09/21/2028	739	742
Mosel Bidco SE, Facility B (USD), 1st Lien
9.104%, CME Term SOFR + 4.750%, 09/16/2030 (A)(C)	1,148	1,160
		1,902

Surface Transport — 0.2%
FCG Acquisitions Inc., Initial Term Loan, 1st Lien
8.437%, LIBOR + 4.750%, 03/31/2028 (A)	400	403

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
6.604%, CME Term SOFR + 2.000%, 04/10/2031 (A)	$315	$316
		719

Telecommunications — 0.8%
Avaya Inc., Initial Term Loan, 1st Lien
12.185%, CME Term SOFR + 7.500%, 08/01/2028 (A)	1,168	986
Genesys Cloud Services Holdings I, LLC, Initial 2024 Incremental No. 3 Dollar Term Loan, 1st Lien
7.573%, CME Term SOFR + 3.000%, 12/01/2027 (A)	741	747
Lumen Technologies Inc., Term A Loan
10.573%, 06/01/2028	104	104
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
7.687%, CME Term SOFR + 3.000%, 03/09/2027 (A)	1,039	993
		2,830

Utilities — 0.3%
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
7.323%, CME Term SOFR + 2.750%, 09/30/2031 (A)	320	322
Nautilus Power, LLC, Term Loan, 1st Lien
10.115%, CME Term SOFR + 5.250%, 11/16/2026 (A)(B)	325	324
South Field Energy LLC, Term Loan B Advance
8.354%, CME Term SOFR + 3.750%, 08/29/2031 (A)	316	319
South Field Energy LLC, Term Loan C Advance
8.354%, CME Term SOFR + 3.750%, 08/29/2031 (A)	19	20
		985

Total Loan Participations
(Cost $116,838) ($ Thousands)		116,691

MORTGAGE-BACKED SECURITIES — 29.4%
Agency Mortgage-Backed Obligations — 1.1%
FHLMC ARM
7.381%, RFUCCT1Y + 2.470%, 03/01/2036(A)	386	395
7.299%, H15T1Y + 2.250%, 06/01/2035(A)	250	260

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	$295	$288
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	202	201
FNMA
6.000%, 09/01/2039 to 04/01/2040	175	182
3.000%, 12/01/2030	182	176
FNMA ARM
7.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	61	62
7.527%, RFUCCT1Y + 1.777%, 09/01/2034(A)	123	124
7.500%, RFUCCT1Y + 1.872%, 10/01/2033(A)	66	68
7.345%, H15T1Y + 2.220%, 08/01/2034(A)	298	307
7.328%, RFUCCT6M + 1.580%, 07/01/2034(A)	39	40
7.270%, RFUCCT1Y + 1.770%, 10/01/2033(A)	24	24
7.111%, RFUCCT1Y + 1.490%, 10/01/2035(A)	252	260
7.030%, RFUCCT6M + 1.433%, 03/01/2035(A)	123	125
6.942%, H15T1Y + 2.205%, 05/01/2035(A)	73	75
6.940%, H15T1Y + 2.184%, 07/01/2036(A)	207	215
6.915%, RFUCCT1Y + 1.665%, 04/01/2033(A)	83	83
6.857%, H15T1Y + 2.332%, 04/01/2034(A)	174	181
6.837%, H15T1Y + 2.141%, 10/01/2033(A)	159	162
6.779%, RFUCCT1Y + 1.565%, 05/01/2037(A)	158	164
FNMA CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	103	100
FNMA CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	414	416
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
10.749%, SOFR30A + 6.014%, 10/25/2028(A)	63	65
FNMA REMIC CMO, Ser 2010-83, Cl BA
5.000%, 08/25/2040	76	77
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	63	60

		4,110
Non-Agency Mortgage-Backed Obligations — 28.3%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	8	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(E)	$62	$57
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(E)	63	59
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(E)	24	22
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	235	222
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(E)	38	36
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(E)	137	115
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(E)	119	102
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(E)	70	68
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(E)	25	23
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	769	677
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
6.032%, TSFR1M + 1.422%, 04/15/2035(A)(E)	500	497
Banc of America Funding, Ser 2005-F, Cl 4A1
5.710%, 09/20/2035(A)	21	17
Banc of America Funding, Ser 2006-D, Cl 3A1
5.193%, 05/20/2036(A)	25	23
Banc of America Funding, Ser 2006-I, Cl 1A1
6.684%, 12/20/2036(A)	840	830
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
6.020%, 12/25/2033(A)	445	429
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
5.574%, 02/25/2034(A)	418	413
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
6.419%, 05/25/2034(A)	127	122
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
4.936%, 02/25/2035(A)	6	6
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	494	484
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
6.390%, 12/25/2033(A)	467	449

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
6.339%, 08/25/2034(A)	$664	$645
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
6.903%, 01/25/2034(A)	1,024	1,025
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
6.449%, 04/25/2034(A)	129	127
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
4.355%, 05/25/2034(A)	630	579
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.890%, 07/25/2034(A)	442	412
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
4.548%, 07/25/2034(A)	413	387
BPR Trust, Ser 2022-OANA, Cl A
6.507%, TSFR1M + 1.898%, 04/15/2037(A)(E)	980	985
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	26	24
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	49	45
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	39	37
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	94	88
BSPRT Issuer, Ser 2022-FL8, Cl A
6.306%, SOFR30A + 1.500%, 02/15/2037(A)(E)	237	237
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	15	14
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(E)	14	14
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.376%, TSFR1M + 0.767%, 05/15/2038(A)(E)	42	42
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.424%, TSFR1M + 0.814%, 09/15/2036(A)(E)	195	195
BX Trust, Ser 2021-SDMF, Cl B
5.462%, TSFR1M + 0.852%, 09/15/2034(A)(E)	942	933
BX Trust, Ser 2022-LBA6, Cl A
5.609%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	210
BX Trust, Ser 2023-DELC, Cl A
7.299%, TSFR1M + 2.690%, 05/15/2038(A)(E)	1,000	1,009

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2024-BIO, Cl A
6.446%, TSFR1M + 1.642%, 02/15/2041(A)(E)	$996	$997
BX Trust, Ser 2024-FNX, Cl A
6.052%, TSFR1M + 1.442%, 11/15/2026(A)(E)	750	749
BX Trust, Ser 2024-VLT4, Cl B
6.550%, TSFR1M + 1.941%, 07/15/2029(A)(E)	1,000	1,002
BX, Ser 2021-MFM1, Cl C
5.924%, TSFR1M + 1.314%, 01/15/2034(A)(E)	700	697
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
7.607%, 02/25/2037(A)	41	42
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
6.625%, 06/25/2035(A)	212	211
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	–
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	64	57
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	29	26
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(E)	12	12
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	102	86
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	190	156
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	43	38
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(E)	1,365	1,141
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	273	229
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(A)(E)	637	562
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	283	236
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(E)(F)	708	704

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	$93	$80
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
6.834%, SOFR30A + 2.100%, 03/25/2042(A)(E)	511	519
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
6.734%, SOFR30A + 2.000%, 03/25/2042(A)(E)	694	703
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
6.634%, SOFR30A + 1.900%, 04/25/2042(A)(E)	182	183
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
7.675%, SOFR30A + 2.950%, 06/25/2042(A)(E)	809	834
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
7.125%, SOFR30A + 2.400%, 12/25/2042(A)(E)	906	931
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.234%, SOFR30A + 2.500%, 04/25/2043(A)(E)	1,925	1,963
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.025%, SOFR30A + 2.300%, 05/25/2043(A)(E)	2,221	2,277
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.625%, SOFR30A + 1.900%, 06/25/2043(A)(E)	1,667	1,688
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
6.434%, SOFR30A + 1.700%, 07/25/2043(A)(E)	455	457
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
6.675%, SOFR30A + 1.950%, 09/25/2043(A)(E)	732	736
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M2
6.384%, SOFR30A + 1.650%, 05/25/2044(A)(E)	600	604
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(E)(F)	1,460	1,472
Cross Mortgage Trust, Ser 2024-H2, Cl A3
6.518%, 04/25/2069(E)(F)	721	724
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
6.306%, 06/25/2034(A)	731	719

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	$115	$94
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	100	88
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	26	25
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	255	225
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	408	361
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	246	237
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	333	310
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(E)	557	476
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(E)	77	64
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.426%, TSFR1M + 0.815%, 11/15/2038(A)(E)	350	348
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.384%, SOFR30A + 1.650%, 01/25/2034(A)(E)	111	112
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
6.584%, SOFR30A + 1.850%, 01/25/2042(A)(E)	1,274	1,292
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
8.484%, SOFR30A + 3.750%, 02/25/2042(A)(E)	500	524
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.134%, SOFR30A + 2.400%, 02/25/2042(A)(E)	1,500	1,537
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1B
8.234%, SOFR30A + 3.500%, 03/25/2042(A)(E)	1,000	1,045
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
6.834%, SOFR30A + 2.100%, 03/25/2042(A)(E)	760	766

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1A
7.384%, SOFR30A + 2.650%, 07/25/2042(A)(E)	$142	$146
FHLMC STACR REMIC Trust, Ser 2022-HQA2, Cl M1B
8.734%, SOFR30A + 4.000%, 07/25/2042(A)(E)	1,000	1,065
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
7.825%, SOFR30A + 3.100%, 03/25/2043(A)(E)	2,000	2,110
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1B
7.975%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,054
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
6.825%, SOFR30A + 2.100%, 04/25/2043(A)(E)	824	840
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.734%, SOFR30A + 2.000%, 05/25/2043(A)(E)	1,320	1,339
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.234%, SOFR30A + 3.500%, 05/25/2043(A)(E)	2,000	2,134
FHLMC STACR REMIC Trust, Ser 2023-HQA2, Cl M1A
6.734%, SOFR30A + 2.000%, 06/25/2043(A)(E)	596	601
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
6.584%, SOFR30A + 1.850%, 11/25/2043(A)(E)	944	955
FHLMC STACR REMIC Trust, Ser 2024-DNA3, Cl A1
5.784%, SOFR30A + 1.050%, 10/25/2044(A)(E)	463	464
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M2
6.734%, SOFR30A + 2.000%, 03/25/2044(A)(E)	250	253
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl A1
5.984%, SOFR30A + 1.250%, 03/25/2044(A)(E)	1,779	1,781
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl A1
5.984%, SOFR30A + 1.250%, 08/25/2044(A)(E)	487	488
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(E)(F)	32	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(E)	$117	$111
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(E)	593	515
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(E)	423	349
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
6.225%, TSFR1M + 1.614%, 12/15/2036(A)(E)	500	492
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
6.125%, TSFR1M + 1.514%, 12/15/2036(A)(E)	1,000	988
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	636	563
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
6.658%, 01/25/2035(A)	27	26
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
4.323%, 04/25/2035(A)	111	103
GWT, Ser 2024-WLF2, Cl B
6.945%, TSFR1M + 2.141%, 05/15/2041(A)(E)	1,000	1,003
GWT, Ser 2024-WLF2, Cl A
6.301%, TSFR1M + 1.691%, 05/15/2041(A)(E)	500	501
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
6.575%, 08/19/2034(A)	538	530
Hawaii Hotel Trust, Ser 2019-MAUI, Cl E
7.067%, TSFR1M + 2.457%, 05/15/2038(A)(E)	1,000	997
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl B
6.745%, TSFR1M + 1.941%, 05/15/2037(A)(E)	1,000	999
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	154	132
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	126	104
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	125	105
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	303	303
Intown Mortgage Trust, Ser 2022-STAY, Cl A
7.098%, TSFR1M + 2.489%, 08/15/2039(A)(E)	1,500	1,506

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2024-OMNI, Cl A
5.990%, 10/05/2039(A)(E)	$500	$507
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037(A)(E)	12,500	20
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
5.662%, 06/25/2035(A)	131	132
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
7.273%, 07/25/2035(A)	173	176
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
6.097%, 07/25/2035(A)	184	186
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
4.749%, 06/25/2037(A)	22	17
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.452%, TSFR1M + 0.864%, 04/25/2046(A)(E)	51	50
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
5.905%, TSFR1M + 1.295%, 05/15/2039(A)(E)	1,000	976
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(E)	500	460
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.498%, 07/25/2035(A)	17	16
MED Commercial Mortgage Trust, Ser 2024-MOB, Cl A
6.201%, TSFR1M + 1.592%, 05/15/2041(A)(E)	1,000	997
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
5.634%, 10/20/2029(A)	64	62
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.848%, 12/25/2034(A)	322	304
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
5.487%, 02/25/2035(A)	303	269
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
5.487%, 02/25/2035(A)	225	213
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
5.500%, 07/25/2035(A)	226	96
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
6.696%, 01/25/2037(A)	226	231

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	$94	$89
MF1, Ser 2022-FL8, Cl A
5.956%, TSFR1M + 1.350%, 02/19/2037(A)(E)	242	241
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(E)	371	355
MFA Trust, Ser 2020-NQM1, Cl A3
3.300%, 08/25/2049(A)(E)	568	530
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(E)	27	25
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	36	35
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(E)	71	66
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(E)	894	785
MHP, Ser 2021-STOR, Cl A
5.425%, TSFR1M + 0.814%, 07/15/2038(A)(E)	105	105
MHP, Ser 2022-MHIL, Cl B
5.723%, TSFR1M + 1.114%, 01/15/2027(A)(E)	912	906
MHP, Ser 2022-MHIL, Cl A
5.424%, TSFR1M + 0.815%, 01/15/2027(A)(E)	123	123
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(E)	16	16
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	55	52
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.865%, 11/25/2034(A)	521	497
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
5.872%, 07/25/2034(A)	191	190
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
6.072%, 10/25/2034(A)	374	362
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	983	1,003
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	94	91
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
6.202%, TSFR1M + 1.614%, 06/25/2057(A)(E)	738	753
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	244	234

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	$364	$350
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
5.752%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,593	1,583
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
5.602%, TSFR1M + 1.014%, 01/25/2048(A)(E)	739	727
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
5.452%, TSFR1M + 0.864%, 01/25/2048(A)(E)	1,195	1,175
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(E)	56	52
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	21	20
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(E)	36	34
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(E)	201	174
Oaktown Re VII, Ser 2021-2, Cl M1A
6.334%, SOFR30A + 1.600%, 04/25/2034(A)(E)	99	99
OBX Trust, Ser 2018-1, Cl A2
5.352%, TSFR1M + 0.764%, 06/25/2057(A)(E)	538	530
OBX Trust, Ser 2020-INV1, Cl A11
5.752%, TSFR1M + 1.014%, 12/25/2049(A)(E)	282	268
OBX Trust, Ser 2023-NQM8, Cl A1
7.045%, 09/25/2063(E)(F)	201	204
OPG Trust, Ser 2021-PORT, Cl D
5.856%, TSFR1M + 1.245%, 10/15/2036(A)(E)	650	645
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(E)(F)	64	58
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.234%, 12/25/2038(A)	411	169
Residential Mortgage Loan Trust, Ser 2019-3, Cl B2
5.664%, 09/25/2059(A)(E)	500	479
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	8	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-3, Cl A
5.344%, TSFR6M + 0.928%, 05/20/2034(A)	$25	$26
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,461	1,214
SHR Trust, Ser 2024-LXRY, Cl A
6.559%, TSFR1M + 1.950%, 10/15/2041(A)(E)	1,000	1,005
SMRT, Ser 2022-MINI, Cl B
5.960%, TSFR1M + 1.350%, 01/15/2039(A)(E)	500	495
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(E)	68	63
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(E)	6	6
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	267	258
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(E)	32	30
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(E)	125	107
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
4.968%, 04/25/2035(A)	489	447
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
5.591%, 04/25/2045(A)	513	498
Toorak Mortgage Trust, Ser 2024-RRTL2, Cl A1
5.504%, 09/25/2039(E)(F)	800	794
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	1,036	905
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(E)	40	39
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.302%, TSFR1M + 0.714%, 02/25/2057(A)(E)	143	149
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	87	85
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.602%, TSFR1M + 2.014%, 05/25/2058(A)(E)	3,000	3,052
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	834	801

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.701%, 03/25/2064(A)(E)	$883	$895
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	508	469
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	597	511
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(E)	15	15
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(E)(F)	7	7
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(E)(F)	16	15
Verus Securitization Trust, Ser 2020-5, Cl A3
2.733%, 05/25/2065(E)(F)	637	612
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	602	536
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	123	109
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	73	65
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	111	93
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	569	479
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(E)	59	55
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	609	553
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	60	55
Verus Securitization Trust, Ser 2022-5, Cl A1
3.800%, 04/25/2067(E)(F)	618	587
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(E)(F)	684	686
Verus Securitization Trust, Ser 2024-2, Cl A3
6.501%, 02/25/2069(E)(F)	697	701
Verus Securitization Trust, Ser 2024-7, Cl A3
5.400%, 09/25/2069(E)(F)	492	487
Visio Trust, Ser 2020-1, Cl A3
3.521%, 08/25/2055(A)(E)	230	211
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	239	222
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	758	690

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.554%, 10/25/2033(A)	$418	$400
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
6.726%, 08/25/2033(A)	415	416
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
6.964%, 10/25/2034(A)	281	273
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
5.335%, 01/25/2035(A)	747	689
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
6.327%, 12MTA + 1.400%, 04/25/2044(A)	1,110	1,074
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
6.037%, 08/25/2034(A)	1,162	1,133
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
7.490%, 07/25/2034(A)	89	91
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
7.272%, 10/25/2034(A)	430	419
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
7.398%, TSFR1M + 2.789%, 11/15/2027(A)(E)	1,000	1,004

		103,864
Total Mortgage-Backed Securities
(Cost $110,468) ($ Thousands)		107,974

ASSET-BACKED SECURITIES — 28.5%
Automotive — 7.5%

ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029 (E)	440	441
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-B, Cl C
5.215%, 09/15/2032 (E)	580	580
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl E
2.560%, 11/15/2027 (E)	1,000	991
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (E)	5	5
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	115	114

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	$225	$222
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	540	529
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	167	166
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl B
2.680%, 08/20/2026 (E)	1,000	985
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (E)	27	27
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (E)	372	373
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	56	56
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	12	12
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	83	82
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	6	6
CarMax Auto Owner Trust, Ser 2022-2, Cl C
4.260%, 12/15/2027	750	744
CarMax Auto Owner Trust, Ser 2023-2, Cl A3
5.050%, 01/18/2028	1,000	1,005
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	46	46
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	1,530	1,542
Carmax Auto Owner Trust, Ser 2024-3, Cl A1
5.440%, 08/15/2025	25	25
CarMax Auto Owner Trust, Ser 2024-4, Cl A1
4.733%, 09/15/2025	135	135
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	38	37
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	22	21
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	61	58

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (E)	$33	$34
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (E)	12	12
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (E)	52	52
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (E)	26	27
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (E)	62	62
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (E)	27	27
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	61	60
Chase Auto Owner Trust, Ser 2024-4A, Cl A1
5.495%, 07/25/2025 (E)	20	20
Chase Auto Owner Trust, Ser 2024-4A, Cl A2
5.250%, 09/27/2027 (E)	550	552
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (E)	125	126
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (E)	75	76
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (E)	74	74
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (E)	53	53
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (E)	51	52
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (E)	5	5
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (E)	28	28
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (E)	36	36
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (E)	62	62
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A1
4.724%, 10/21/2025 (E)	138	138
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	765	745

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl A2
5.530%, 10/15/2026	$34	$34
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/2026	39	39
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (E)	14	13
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	82	82
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (E)	174	173
Flagship Credit Auto Trust, Ser 2022-3, Cl A3
4.550%, 04/15/2027 (E)	115	115
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (E)	49	49
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (E)	55	55
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	80	80
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A1
4.922%, 10/15/2025	248	248
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/2025	225	225
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (E)	80	81
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/2027 (E)	584	578
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (E)	27	27
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A2
5.570%, 02/16/2027 (E)	112	112
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	84	84
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A1
4.745%, 10/20/2025	253	253
GM Financial Consumer Automobile Receivables Trust, Ser 2021-2, Cl B
1.090%, 12/16/2026	2,000	1,965

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2021-3, Cl A4
0.600%, 12/20/2027	$500	$495
Hyundai Auto Lease Securitization Trust, Ser 2024-A, Cl A2A
5.150%, 06/15/2026 (E)	110	110
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A1
5.304%, 09/15/2025 (E)	47	47
Hyundai Auto Receivables Trust, Ser 2022-B, Cl A4
3.800%, 08/15/2028	135	134
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	58	58
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	435	440
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	300	301
JPMorgan Chase Bank, Ser 2021-3, Cl D
1.009%, 02/26/2029 (E)	127	126
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (E)	6	6
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (E)	45	45
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A2
5.240%, 11/17/2025	4	4
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	450	450
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	392	394
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (E)	1,355	1,368
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl C
6.130%, 04/25/2029 (E)	500	504
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	158	158
Nissan Auto Receivables Owner Trust, Ser 2023-B, Cl A2A
5.950%, 05/15/2026	222	223
Nissan Auto Receivables Owner Trust, Ser 2024-B, Cl A1
4.703%, 10/15/2025	300	300

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Porsche Innovative Lease Owner Trust, Ser 2024-1A, Cl A3
4.670%, 11/22/2027 (E)	$1,000	$1,001
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A1
4.766%, 10/20/2025 (E)	308	308
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (E)	208	209
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (E)	350	352
Santander Bank, Ser 2021-1A, Cl B
1.833%, 12/15/2031 (E)	9	9
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	1,013	998
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	270	267
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	–	–
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	73	73
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	21	22
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (E)	72	72
SBNA Auto Lease Trust, Ser 2024-A, Cl A2
5.450%, 01/20/2026 (E)	138	139
SBNA Auto Lease Trust, Ser 2024-C, Cl A1
5.246%, 09/22/2025 (E)	5	5
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (E)	23	23
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (E)	36	37
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (E)	13	13
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (E)	39	39
Tesla Auto Lease Trust, Ser 2024-B, Cl A1
4.827%, 10/20/2025 (E)	30	30
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (E)	149	150
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (E)	220	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust, Ser 2023-A, Cl A3
4.630%, 09/15/2027	$1,000	$1,000
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	327	328
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (E)	78	78
Toyota Lease Owner Trust, Ser 2024-A, Cl A2A
5.330%, 07/20/2026 (E)	56	57
Toyota Lease Owner Trust, Ser 2024-B, Cl A2A
4.310%, 02/22/2027 (E)	70	70
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (E)	26	26
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	1,000	1,006
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A1
4.622%, 11/20/2025	165	165
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (E)	62	61
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (E)	52	52
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (E)	56	56
Westlake Automobile Receivables Trust, Ser 2024-1A, Cl A2A
5.620%, 03/15/2027 (E)	66	66
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A1
4.919%, 10/15/2025 (E)	16	16
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (E)	15	15
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (E)	170	171
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (E)	86	88
World Omni Auto Receivables Trust, Ser 2021-C, Cl A4
0.640%, 09/15/2027	300	292
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A2A
5.470%, 11/17/2025	10	10

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	$28	$28
		27,368

Credit Cards — 0.1%

CARDS II Trust, Ser 2024-1A, Cl A
5.303%, SOFRRATE + 0.680%, 07/15/2029 (A)(E)	160	160

Mortgage Related Securities — 0.4%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.913%, TSFR1M + 0.794%, 01/25/2035 (A)	8	8
RCKT Mortgage Trust, Ser 2023-CES3, Cl A1A
7.113%, 11/25/2043 (A)(E)	807	821
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(E)	784	798
		1,627

Other Asset-Backed Securities — 20.5%

321 Henderson Receivables VI LLC, Ser 2010-1A, Cl A
5.560%, 07/15/2059 (E)	159	159
AccessLex Institute, Ser 2007-A, Cl A3
5.083%, TSFR3M + 0.562%, 05/25/2036 (A)	812	796
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (E)	5	5
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (E)	–	–
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (E)	43	43
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	785	744
Allegro CLO VII, Ser 2018-1A, Cl D
7.768%, TSFR3M + 3.112%, 06/13/2031 (A)(E)	400	400
AMMC CLO 25, Ser 2024-25A, Cl CR
6.656%, TSFR3M + 2.000%, 04/15/2035 (A)(E)	1,000	1,000
AMMC CLO XI, Ser 2018-11A, Cl BR2
6.451%, TSFR3M + 1.862%, 04/30/2031 (A)(E)	1,000	1,002

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AMMC CLO XI, Ser 2018-11A, Cl CR2
6.751%, TSFR3M + 2.162%, 04/30/2031 (A)(E)	$700	$699
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl D
6.570%, 04/21/2031 (E)	650	669
Apidos CLO XV, Ser 2018-15A, Cl A1RR
5.889%, TSFR3M + 1.272%, 04/20/2031 (A)(E)	181	181
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
5.829%, TSFR3M + 1.212%, 10/20/2030 (A)(E)	163	163
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	69	63
Arbys Funding LLC, Ser 2020-1A, Cl A2
3.237%, 07/30/2050 (E)	903	855
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
5.985%, TSFR3M + 1.462%, 05/15/2030 (A)(E)	725	725
Ares XXXVII CLO, Ser 2024-4A, Cl A1RR
5.736%, TSFR3M + 1.080%, 10/15/2030 (A)(E)	396	396
Ballyrock CLO, Ser 2018-1A, Cl A1
5.879%, TSFR3M + 1.262%, 04/20/2031 (A)(E)	240	240
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	553	502
Bellemeade Re, Ser 2023-1, Cl M1A
6.934%, SOFR30A + 2.200%, 10/25/2033 (A)(E)	1,000	1,007
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (E)	29	29
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
5.484%, SOFR30A + 0.750%, 01/25/2070 (A)(E)	749	747
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
5.784%, SOFR30A + 1.050%, 11/25/2069 (A)(E)	464	463
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	1,261	1,233
Carlyle Global Market Strategies CLO, Ser 2016-3A, Cl BRRR
0.000%, 07/20/2034 (A)(D)(E)	1,000	1,000
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A2
6.110%, TSFR3M + 1.587%, 05/15/2031 (A)(E)	1,000	1,000

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl A2
6.518%, TSFR3M + 1.862%, 07/15/2030 (A)(E)	$500	$500
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.859%, TSFR3M + 1.242%, 07/20/2031 (A)(E)	173	173
CF Hippolyta Issuer LLC, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (E)	1,552	1,509
CF Hippolyta Issuer LLC, Ser 2021-1A, Cl B1
1.980%, 03/15/2061 (E)	1,070	989
CIFC Funding, Ser 2018-3A, Cl AR
5.749%, TSFR3M + 1.132%, 04/19/2029 (A)(E)	186	186
CIFC Funding, Ser 2018-4A, Cl A1
6.059%, TSFR3M + 1.412%, 10/17/2031 (A)(E)	629	629
CLI Funding VIII LLC, Ser 2021-1A, Cl B
2.380%, 02/18/2046 (E)	481	435
CLI Funding VIII LLC, Ser 2022-1A, Cl B
3.120%, 01/18/2047 (E)	275	245
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	22	22
CNH Equipment Trust, Ser 2024-C, Cl A1
4.903%, 10/15/2025	161	161
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	36	36
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (E)	750	717
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (E)	677	666
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (E)	674	637
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (E)	24	24
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (E)	44	45
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (E)	55	56
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl B
2.355%, 04/15/2049 (E)	200	186
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	370
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (E)	46	46
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (E)	84	83

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (E)	$12	$12
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (E)	26	26
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (E)	41	41
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	1,152	1,124
DRIVEN BRANDS FUNDING LLC, Ser 2019-1A, Cl A2
4.641%, 04/20/2049 (E)	1,472	1,452
Dryden 45 Senior Loan Fund, Ser 2024-45A, Cl BRR
6.306%, TSFR3M + 1.650%, 10/15/2030 (A)(E)	500	501
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
5.849%, SOFR30A + 1.114%, 01/27/2070 (A)(E)	429	428
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	557	542
Elara HGV Timeshare Issuer LLC, Ser 2021-A, Cl C
2.090%, 08/27/2035 (E)	769	719
Elara HGV Timeshare Issuer LLC, Ser 2023-A, Cl A
6.160%, 02/25/2038 (E)	680	694
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	621	617
Frontier Issuer LLC, Ser 2023-1, Cl B
8.300%, 08/20/2053 (E)	500	519
Goldentree Loan Management US CLO 8, Ser 2024-8A, Cl ARR
5.752%, TSFR3M + 1.150%, 10/20/2034 (A)(E)	400	400
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A
6.882%, SOFR90A + 1.950%, 09/01/2026 (A)(E)	1,964	1,974
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-2A, Cl A
7.182%, SOFR90A + 2.250%, 03/01/2027 (A)(E)	399	400
Granite Edvance, Ser 2020-1, Cl A1B
5.902%, TSFR1M + 1.314%, 09/25/2060 (A)	428	429
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (E)	141	142
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (E)	49	49

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (E)	$135	$135
Halseypoint CLO 7, Ser 2023-7A, Cl A
6.867%, TSFR3M + 2.250%, 07/20/2036 (A)(E)	500	505
HI-FI Music IP Issuer, Ser 2022-1A, Cl A2
3.939%, 02/01/2062 (E)	600	577
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (E)	571	560
Hilton Grand Vacations Trust, Ser 2023-1A, Cl C
6.940%, 01/25/2038 (E)	866	885
Hilton Grand Vacations Trust, Ser 2024-1B, Cl B
5.990%, 09/15/2039 (E)	457	460
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (E)	59	59
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (E)	105	106
ITE Rail Fund Levered, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	898	819
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	160	160
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	60	60
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
5.902%, TSFR1M + 1.164%, 11/25/2050 (A)	1,018	1,013
KKR CLO 12, Ser 2018-12, Cl AR2A
6.053%, TSFR3M + 1.397%, 10/15/2030 (A)(E)	210	210
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (E)	140	141
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (E)	170	171
LCM XXIV, Ser 2021-24A, Cl AR
5.859%, TSFR3M + 1.242%, 03/20/2030 (A)(E)	53	53
Madison Park Funding XLII, Ser 2017-13A, Cl B
6.388%, TSFR3M + 1.762%, 11/21/2030 (A)(E)	700	700
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
5.879%, TSFR3M + 1.262%, 07/21/2030 (A)(E)	125	125

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXIV, Ser 2024-24A, Cl BR2
6.167%, TSFR3M + 1.550%, 10/20/2029 (A)(E)	$1,250	$1,252
Magnetite XV, Ser 2018-15A, Cl CR
6.688%, TSFR3M + 2.062%, 07/25/2031 (A)(E)	500	501
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (E)	1	1
MetroNet Infrastructure Issuer LLC, Ser 2022-1A, Cl B
7.460%, 10/20/2052 (E)	500	513
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
5.452%, TSFR1M + 0.864%, 01/25/2061 (A)	488	477
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
5.402%, TSFR1M + 0.814%, 03/25/2061 (A)	1,492	1,457
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (E)	24	24
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (E)	87	87
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (E)	168	169
MVW LLC, Ser 2021-1WA, Cl C
1.940%, 01/22/2041 (E)	750	710
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	406	386
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	413	383
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (E)	504	517
Neuberger Berman CLO XIV, Ser 2020-14A, Cl BR2
6.379%, TSFR3M + 1.762%, 01/28/2030 (A)(E)	1,000	1,000
Neuberger Berman Loan Advisers CLO 25, Ser 2024-25A, Cl AR2
6.032%, TSFR3M + 1.400%, 07/18/2038 (A)(E)	450	451
New Economy Assets Phase 1 Sponsor LLC, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (E)	453	418
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (E)	750	670

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OFSI BSL IX, Ser 2024-1A, Cl B1R
6.456%, TSFR3M + 1.800%, 07/15/2031 (A)(E)	$1,000	$1,001
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (E)	260	257
Palmer Square Loan Funding, Ser 2021-2A, Cl A2
6.033%, TSFR3M + 1.512%, 05/20/2029 (A)(E)	239	239
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
5.679%, TSFR3M + 1.062%, 07/20/2029 (A)(E)	26	26
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
5.718%, TSFR3M + 1.062%, 10/15/2029 (A)(E)	134	134
Palmer Square Loan Funding, Ser 2022-2A, Cl A2
6.556%, TSFR3M + 1.900%, 10/15/2030 (A)(E)	1,460	1,462
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
6.161%, TSFR3M + 1.050%, 10/15/2032 (A)(E)	250	250
Prodigy Finance DAC, Ser 2021-1A, Cl A
5.952%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	471	469
Progress Residential, Ser 2021-SFR1, Cl A
1.052%, 04/17/2038 (E)	299	288
Progress Residential, Ser 2021-SFR3, Cl E2
2.688%, 05/17/2026 (E)	960	921
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (E)	17	17
Race Point IX CLO, Ser 2021-9A, Cl A1A2
5.858%, TSFR3M + 1.202%, 10/15/2030 (A)(E)	114	114
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
7.250%, PRIME + -0.500%, 12/27/2044 (A)(E)	147	147
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (E)	500	496
RIN II, Ser 2024-1A, Cl AR
0.000%, 01/15/2038 (A)(D)(E)	1,000	1,000
Saranac CLO VII, Ser 2017-2A, Cl BR
6.533%, TSFR3M + 2.012%, 11/20/2029 (A)(E)	645	645

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Saratoga Investment Senior Loan Fund, Ser 2022-1A, Cl D
11.227%, TSFR3M + 6.610%, 10/20/2033 (A)(E)	$300	$301
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (E)	164	166
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (E)	1,000	1,035
Sesac Finance LLC, Ser 2019-1, Cl A2
5.216%, 07/25/2049 (E)	1,421	1,406
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
5.474%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	692	690
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
5.724%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	469	470
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
5.552%, TSFR1M + 0.964%, 09/15/2054 (A)(E)	1,338	1,332
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
5.454%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	1,437	1,413
STAR Trust, Ser 2021-SFR1, Cl C
5.775%, TSFR1M + 1.164%, 04/17/2038 (A)(E)	1,000	985
STAR Trust, Ser 2021-SFR1, Cl D
6.025%, TSFR1M + 1.414%, 04/17/2038 (A)(E)	1,000	986
STAR Trust, Ser 2021-SFR2, Cl C
6.324%, TSFR1M + 1.714%, 01/17/2039 (A)(E)	1,500	1,485
STAR Trust, Ser 2024-SFR4, Cl A
6.359%, TSFR1M + 1.750%, 10/17/2041 (A)(E)	750	751
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
5.702%, TSFR1M + 1.114%, 09/25/2034 (A)	1,884	1,844
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
5.792%, TSFR1M + 1.054%, 09/25/2034 (A)	606	623
Symphony Static CLO I, Ser 2021-1A, Cl A
5.718%, TSFR3M + 1.092%, 10/25/2029 (A)(E)	515	515
Symphony Static CLO I, Ser 2021-1A, Cl B
6.338%, TSFR3M + 1.712%, 10/25/2029 (A)(E)	250	250

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Taco Bell Funding LLC, Ser 2016-1A, Cl A23
4.970%, 05/25/2046 (E)	$759	$757
TAL Advantage VII LLC, Ser 2020-1A, Cl B
3.290%, 09/20/2045 (E)	844	789
TCI-Flatiron CLO, Ser 2017-1A, Cl B
6.307%, TSFR3M + 1.822%, 11/18/2030 (A)(E)	500	500
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A1
4.830%, 12/03/2025 (E)	75	75
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(E)	314	305
Tricon Residential Trust, Ser 2021-SFR1, Cl E1
2.794%, 07/17/2038 (E)	100	95
Tricon Residential Trust, Ser 2021-SFR1, Cl E2
2.894%, 07/17/2038 (E)	180	170
Trimaran Cavu, Ser 2019-1A, Cl D
9.029%, TSFR3M + 4.412%, 07/20/2032 (A)(E)	600	602
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (E)	54	54
Volvo Financial Equipment LLC Series, Ser 2024-1A, Cl A1
5.073%, 09/15/2025 (E)	65	65
Volvo Financial Equipment LLC Series, Ser 2024-1A, Cl A3
4.290%, 10/16/2028 (E)	250	248
Voya CLO, Ser 2020-2A, Cl A1RR
5.929%, TSFR3M + 1.282%, 04/17/2030 (A)(E)	41	41
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	683	684
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	788	735
Zais CLO 14, Ser 2024-14A, Cl B1R2
6.156%, TSFR3M + 1.500%, 04/15/2032 (A)(E)	1,000	1,001
		75,499

Total Asset-Backed Securities
(Cost $103,607) ($ Thousands)		104,654

CORPORATE OBLIGATIONS — 4.1%
Communication Services — 0.1%
Level 3 Financing
11.000%, 11/15/2029 (E)	200	227
Univision Communications
8.000%, 08/15/2028 (E)	300	306

		533

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Discretionary — 0.3%
AutoZone
5.050%, 07/15/2026	$150	$151
Caesars Entertainment
7.000%, 02/15/2030 (E)	300	309
Hyundai Capital America
5.450%, 06/24/2026 (E)	125	126
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (E)	425	437

		1,023

Consumer Staples — 0.1%
PeaceHealth Obligated Group
1.375%, 11/15/2025	325	314

Energy — 0.3%
Ascent Resources Utica Holdings LLC
6.625%, 10/15/2032 (E)	266	266
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (E)	300	294
Occidental Petroleum
5.875%, 09/01/2025	175	176
ONEOK
5.550%, 11/01/2026	200	203
Ovintiv
5.650%, 05/15/2025	175	175
Williams
5.400%, 03/02/2026	125	126

		1,240

Financials — 2.0%
Athene Global Funding
5.684%, 02/23/2026 (E)	100	101
5.349%, 07/09/2027 (E)	90	91
Bank of America
5.650%, 08/18/2025	250	252
Bank of America MTN
3.500%, 04/19/2026	200	197
1.530%, SOFRRATE + 0.650%, 12/06/2025 (A)	225	225
Bank of Nova Scotia
5.450%, 06/12/2025	125	125
1.300%, 06/11/2025	175	172
BPCE
2.375%, 01/14/2025 (E)	250	249
Brookfield Property
4.500%, 04/01/2027 (E)	392	377
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	90	91
Capital One Financial
4.250%, 04/30/2025	50	50

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	$225	$226
4.400%, 06/10/2025	200	200
3.290%, SOFRRATE + 1.528%, 03/17/2026 (A)	225	224
Corebridge Financial
3.500%, 04/04/2025	125	124
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(E)	200	202
Deutsche Bank NY
5.873%, SOFRRATE + 1.219%, 11/16/2027 (A)	325	325
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (E)	125	123
Focus Financial Partners LLC
6.750%, 09/15/2031 (E)	270	273
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	125	126
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (A)	175	176
3.500%, 04/01/2025	200	199
Huntington Bancshares
4.000%, 05/15/2025	125	124
JPMorgan Chase
5.581%, SOFRRATE + 0.885%, 04/22/2027 (A)	475	478
5.546%, SOFRRATE + 1.070%, 12/15/2025 (A)	200	200
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	225	217
Morgan Stanley
0.985%, SOFRRATE + 0.720%, 12/10/2026 (A)	225	216
Morgan Stanley MTN
4.000%, 07/23/2025	200	199
Nasdaq
5.650%, 06/28/2025	125	126
Pacific Life Global Funding II
5.500%, 08/28/2026 (E)	125	127
PNC Bank
4.775%, SOFRRATE + 0.504%, 01/15/2027 (A)	250	250
Societe Generale
5.749%, SOFRRATE + 1.050%, 01/21/2026 (A)(E)	275	275
Toronto-Dominion Bank MTN
5.454%, SOFRRATE + 0.590%, 09/10/2026 (A)	300	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
2.164%, TSFR3M + 1.012%, 02/11/2026 (A)	$225	$224
Wells Fargo Bank
5.550%, 08/01/2025	250	251
4.811%, 01/15/2026	250	251

		7,366

Health Care — 0.2%
Grifols
4.750%, 10/15/2028 (E)	400	365
HCA
5.375%, 02/01/2025	200	200

		565

Industrials — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 01/15/2025	150	150
American Airlines
5.500%, 04/20/2026 (E)	100	100
CP Atlas Buyer
7.000%, 12/01/2028 (E)	400	364
Trident TPI Holdings
12.750%, 12/31/2028 (E)	675	749
Wilsonart LLC
11.000%, 08/15/2032 (E)	299	295

		1,658

Materials — 0.3%
International Flavors and Fragrances
1.230%, 10/01/2025 (E)	150	145
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (E)	945	796

		941

Real Estate — 0.2%
ERP Operating
3.375%, 06/01/2025	125	124
Iron Mountain
4.875%, 09/15/2027 (E)	500	492
Realty Income
3.875%, 04/15/2025	125	125

		741

Utilities — 0.2%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (E)	100	101
American Electric Power
5.699%, 08/15/2025	150	151
Consumers Securitization Funding LLC
5.550%, 03/01/2028	54	54

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Emera US Finance
3.550%, 06/15/2026	$125	$123
Southern California Edison
5.350%, 03/01/2026	125	126
Spire
5.300%, 03/01/2026	150	151

		706

Total Corporate Obligations
(Cost $15,221) ($ Thousands)		15,087

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bills
5.001%, 12/24/2024 (G)	750	748
4.834%, 01/07/2025 (G)	775	772
4.815%, 01/14/2025 (G)	775	771
4.674%, 12/10/2024 (G)	800	799
4.562%, 01/23/2025 (G)	875	869
4.511%, 02/25/2025 (G)(H)	850	841
4.444%, 03/25/2025 (G)	875	863
4.434%, 03/18/2025 (G)	1,350	1,333

Total U.S. Treasury Obligations
(Cost $6,994) ($ Thousands)		6,996

	Number of Warrants
WARRANTS — 0.2%
Air Methods
Strike Price $– *‡‡(C)	5,986	640

Total Warrants
(Cost $111) ($ Thousands)		640

	Shares
COMMON STOCK — 0.1%
Air Methods *(C)	2,388	255
TMK Hawk Parent Corp. *(C)(I)	7,227	77

Total Common Stock
(Cost $109) ($ Thousands)		332

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BOND — 0.0%
New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
5.093%, 06/15/2025	$120	$120
Total Municipal Bond

(Cost $120) ($ Thousands)		120

	Shares
CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	16,250,106	16,250
Total Cash Equivalent
(Cost $16,250) ($ Thousands)		16,250
	Face Amount (Thousands)
REPURCHASE AGREEMENT(J) — 1.2%
BNP Paribas
4.580%, dated 11/29/2024 to be repurchased on 12/02/2024, repurchase price $4,301,641 (collateralized by various U.S. Government and Treasury obligations, ranging in par value $100 - $2,389,102, 0.5% - 6.5%, 05/15/2028 – 05/20/2064; with total market value $4,345,361)	$4,300	4,300
Total Repurchase Agreement
(Cost $4,300) ($ Thousands)		4,300

Total Investments in Securities — 101.5%
(Cost $374,018) ($ Thousands)		$373,044

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 2-Year Treasury Note	(22)	Mar-2025	$(4,520)	$(4,535)	$(15)
U.S. 10-Year Treasury Note	(27)	Mar-2025	(2,964)	(3,001)	(37)
			$(7,484)	$(7,536)	$(52)

Percentages are based on Net Assets of $367,508 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
‡‡	Expiration date not available.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $177,033 ($ Thousands), representing 48.2% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of November 30, 2024 was $99 ($ Thousands).
(I)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2024 was $77 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(J)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Loan Participations	–	111,267	5,424	116,691
Mortgage-Backed Securities	–	107,974	–	107,974
Asset-Backed Securities	–	104,654	–	104,654
Corporate Obligations	–	15,087	–	15,087
U.S. Treasury Obligations	–	6,996	–	6,996
Warrants	–	–	640	640
Common Stock	–	–	332	332
Municipal Bond	–	120	–	120
Cash Equivalent	16,250	–	–	16,250
Repurchase Agreement	–	4,300	–	4,300
Total Investments in Securities	16,250	350,398	6,396	373,044

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(52)	–	–	(52)
Total Other Financial Instruments	(52)	–	–	(52)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Opportunistic Income Fund (Concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Loan Participations	Investments in Common Stock	Investments in Warrants
Balance as of May 31, 2024	$10,689	$216	$348
Accrued discounts/premiums	(5)	0	0
Realized gain/(loss)	(43)	0	0
Change in unrealized appreciation/(depreciation)	(193)	116	292
Purchases	1,455	0	0
Sales	(4,993)	0	0
Net transfer into Level 3	0	0	0
Net transfer out of Level 3	(1,486)	0	0
Ending Balance as of November 30, 2024(1)	$5,424	$332	$640
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(153)	$116	$292

(1) Of the $6,396 ($ Thousands) in Level 3 securities as of November 30, 2024, $1,310 ($ Thousands) or 0.4% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended November 30, 2024, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$18,309	$93,534	$(95,593)	$—	$—	$16,250	$282	$—

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2024, is as follows:

Description	Shares	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
TMK Hawk Parent Corp.	7,227	4/1/2024	$77	$77
			$77	$77

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.0%
Agency Mortgage-Backed Obligations — 37.5%
FHLMC
7.500%, 08/01/2030 to 06/01/2032	$36	$37
7.000%, 09/01/2025 to 03/01/2039	30	31
6.500%, 10/01/2031 to 10/01/2054	10,408	10,726
6.000%, 08/01/2038 to 10/01/2054	80,718	82,404
5.500%, 02/01/2035 to 07/01/2054	60,635	60,860
5.000%, 08/01/2033 to 05/01/2053	31,901	31,441
4.500%, 11/01/2025 to 08/01/2053	45,424	43,850
4.000%, 09/01/2040 to 02/01/2053	41,838	39,602
3.500%, 04/01/2033 to 11/01/2052	42,715	39,324
3.000%, 08/01/2031 to 06/01/2052	105,860	93,914
2.500%, 10/01/2031 to 07/01/2052	177,651	154,128
2.000%, 01/01/2037 to 05/01/2052	162,232	133,840
1.500%, 12/01/2050 to 02/01/2051	17,175	13,147
FHLMC ARM
7.515%, RFUCCT1Y + 2.330%, 05/01/2036(A)	24	24
7.200%, RFUCCT1Y + 1.595%, 10/01/2036(A)	9	10
6.171%, RFUCCT1Y + 1.926%, 12/01/2036(A)	26	26
4.221%, SOFR30A + 2.305%, 05/01/2053(A)	3,513	3,452
3.962%, SOFR30A + 2.140%, 08/01/2052(A)	1,289	1,235
3.235%, RFUCCT1Y + 1.640%, 11/01/2048(A)	887	897
3.105%, RFUCCT1Y + 1.621%, 02/01/2050(A)	2,002	1,966
3.007%, RFUCCT1Y + 1.627%, 11/01/2048(A)	2,306	2,226
2.955%, RFUCCT1Y + 1.619%, 11/01/2047(A)	811	808
2.635%, RFUCCT1Y + 1.634%, 12/01/2050(A)	178	167
2.333%, H15T5Y + 1.287%, 03/01/2047(A)	398	375
FHLMC CMO, Ser 2013-4160, Cl HP
2.500%, 01/15/2033	785	744
FHLMC CMO, Ser 2013-4184, Cl FN
5.270%, SOFR30A + 0.464%, 03/15/2043(A)	384	377
FHLMC CMO, Ser 2013-4281, Cl FA
5.320%, SOFR30A + 0.514%, 12/15/2043(A)	309	306
FHLMC CMO, Ser 2014-4303, Cl FA
5.270%, SOFR30A + 0.464%, 02/15/2044(A)	543	533
FHLMC CMO, Ser 2015-4427, Cl CE
3.000%, 02/15/2034	233	228
FHLMC CMO, Ser 2015-4527, Cl GA
3.000%, 02/15/2044	1,380	1,309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2015-4533, Cl AB
3.000%, 06/15/2044	$2,093	$1,985
FHLMC CMO, Ser 2024-5451, Cl FD
5.320%, SOFR30A + 0.514%, 01/15/2044(A)	1,067	1,049
FHLMC CMO, Ser 2024-5473, Cl BF
6.034%, SOFR30A + 1.300%, 11/25/2054(A)	2,321	2,315
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	2,000	102
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	840
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.330%, 10/25/2032(A)	18,975	284
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.689%, 12/25/2035(A)	16,337	732
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.301%, 11/25/2032(A)	15,287	207
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.577%, 02/25/2036(A)	4,966	180
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.527%, 01/25/2033(A)	6,797	185
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(A)	592	588
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
1.081%, 05/25/2029(A)	3,811	130
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.282%, 06/25/2029(A)	6,800	321
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
1.011%, 06/25/2029(A)	2,946	99
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.439%, 01/25/2030(A)	3,293	186
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.127%, 10/25/2030(A)	5,422	257
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.609%, 03/25/2031(A)	17,898	461
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.442%, 09/25/2031(A)	15,595	312

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.493%, 12/25/2031(A)	$8,743	$175
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.403%, 03/25/2032(A)	6,789	130
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.450%, 04/25/2055(A)	6,978	156
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.430%, 06/25/2055(A)	7,975	171
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.489%, 06/25/2032(A)	11,462	287
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.404%, 08/25/2032(A)	11,257	225
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.861%, 03/25/2028(A)	6,131	98
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.361%, 06/25/2027(A)	1,448	29
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	429	449
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	383	396
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	4	4
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	29	30
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	12	12
FHLMC REMIC CMO, Ser 2003-2671, Cl S
5.738%, 09/15/2033(A)	17	18
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	36	34
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	83	84
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	2	1
FHLMC REMIC CMO, Ser 2009-3546, Cl A
6.902%, 02/15/2039(A)	22	23
FHLMC REMIC CMO, Ser 2010-3693, Cl FC
5.420%, SOFR30A + 0.614%, 07/15/2040(A)	506	500
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
1.030%, 05/15/2041(A)	225	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2011-3919, Cl FA
5.420%, SOFR30A + 0.614%, 09/15/2041(A)	$477	$472
FHLMC REMIC CMO, Ser 2011-3951, Cl FN
5.370%, SOFR30A + 0.564%, 11/15/2041(A)	366	361
FHLMC REMIC CMO, Ser 2011-3958, Cl AF
5.370%, SOFR30A + 0.564%, 11/15/2041(A)	453	447
FHLMC REMIC CMO, Ser 2011-3975, Cl CF
5.410%, SOFR30A + 0.604%, 12/15/2041(A)	363	359
FHLMC REMIC CMO, Ser 2011-3975, Cl FA
5.410%, SOFR30A + 0.604%, 12/15/2041(A)	436	431
FHLMC REMIC CMO, Ser 2012-3990, Cl FG
5.370%, SOFR30A + 0.564%, 01/15/2042(A)	536	530
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	174	163
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
1.690%, 04/15/2042(A)	21	2
FHLMC REMIC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	2,071	1,909
FHLMC REMIC CMO, Ser 2012-4059, Cl FP
5.370%, SOFR30A + 0.564%, 06/15/2042(A)	596	588
FHLMC REMIC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	647	599
FHLMC REMIC CMO, Ser 2012-4091, Cl MX
3.250%, 02/15/2042	803	739
FHLMC REMIC CMO, Ser 2012-4091, Cl FN
5.320%, SOFR30A + 0.514%, 08/15/2042(A)	586	576
FHLMC REMIC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	1,002	927
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	609	589
FHLMC REMIC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	709	618
FHLMC REMIC CMO, Ser 2012-4122, Cl FP
5.320%, SOFR30A + 0.514%, 10/15/2042(A)	714	701
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	1,359	1,318
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	483	410
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	525	428
FHLMC REMIC CMO, Ser 2013-4240, Cl FA
5.420%, SOFR30A + 0.614%, 08/15/2043(A)	1,888	1,859

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2013-4286, Cl VF
5.370%, SOFR30A + 0.564%, 12/15/2043(A)	$1,385	$1,363
FHLMC REMIC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	852	744
FHLMC REMIC CMO, Ser 2016-4544, Cl P
2.500%, 01/15/2046	3,975	3,442
FHLMC REMIC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	3,186	2,985
FHLMC REMIC CMO, Ser 2016-4587, Cl AF
5.270%, SOFR30A + 0.464%, 06/15/2046(A)	932	922
FHLMC REMIC CMO, Ser 2016-4604, Cl FB
5.320%, SOFR30A + 0.514%, 08/15/2046(A)	2,529	2,491
FHLMC REMIC CMO, Ser 2016-4611, Cl BF
5.320%, SOFR30A + 0.514%, 06/15/2041(A)	6,280	6,184
FHLMC REMIC CMO, Ser 2016-4620, Cl LF
5.320%, SOFR30A + 0.514%, 10/15/2046(A)	914	902
FHLMC REMIC CMO, Ser 2016-4628, Cl KF
5.420%, SOFR30A + 0.614%, 01/15/2055(A)	961	942
FHLMC REMIC CMO, Ser 2017-4709, Cl FA
5.220%, SOFR30A + 0.414%, 08/15/2047(A)	665	652
FHLMC REMIC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	715	633
FHLMC REMIC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	922	847
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,121	1,014
FHLMC REMIC CMO, Ser 2018-4753, Cl BD
3.000%, 01/15/2048	725	641
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	254	220
FHLMC REMIC CMO, Ser 2018-4826, Cl KF
5.220%, SOFR30A + 0.414%, 09/15/2048(A)	606	591
FHLMC REMIC CMO, Ser 2018-4854, Cl FB
5.220%, SOFR30A + 0.414%, 01/15/2049(A)	1,732	1,702
FHLMC REMIC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	2,774	2,623
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	116	102
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,016	923
FHLMC REMIC CMO, Ser 2019-4903, Cl NF
5.249%, SOFR30A + 0.514%, 08/25/2049(A)	567	557

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	$1,256	$1,146
FHLMC REMIC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,248	1,097
FHLMC REMIC CMO, Ser 2019-4940, Cl AG
3.000%, 05/15/2040	798	747
FHLMC REMIC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	718	599
FHLMC REMIC CMO, Ser 2020-4954, Cl LB
2.500%, 02/25/2050	526	458
FHLMC REMIC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	654
FHLMC REMIC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	2,322	1,827
FHLMC REMIC CMO, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	3,685	844
FHLMC REMIC CMO, Ser 2020-4988, Cl KF
5.199%, SOFR30A + 0.464%, 07/25/2050(A)	1,024	1,008
FHLMC REMIC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	454	372
FHLMC REMIC CMO, Ser 2020-4993, Cl KF
5.299%, SOFR30A + 0.564%, 07/25/2050(A)	5,558	5,409
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,522	235
FHLMC REMIC CMO, Ser 2020-5004, Cl FM
5.199%, SOFR30A + 0.464%, 08/25/2050(A)	1,144	1,105
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	5,626	1,179
FHLMC REMIC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	1,056	960
FHLMC REMIC CMO, Ser 2020-5058, Cl BC
5.000%, 11/25/2050	779	768
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	5,081	1,043
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	2,008	1,614
FHLMC REMIC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,254	1,027
FHLMC REMIC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	657	567
FHLMC REMIC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	1,323	1,151
FHLMC REMIC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,215	1,095
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,161	919

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2021-5119, Cl QF
4.934%, SOFR30A + 0.200%, 06/25/2051(A)	$1,662	$1,573
FHLMC REMIC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	848	694
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	1,847	1,617
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,094	975
FHLMC REMIC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	781	705
FHLMC REMIC CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	141	129
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	1,568	1,416
FHLMC REMIC CMO, Ser 2022-5202, Cl KA
2.500%, 06/25/2049	1,222	1,079
FHLMC REMIC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	1,683	1,470
FHLMC REMIC CMO, Ser 2022-5202, Cl TA
2.500%, 12/25/2048	2,364	2,149
FHLMC REMIC CMO, Ser 2022-5202, Cl MB
3.000%, 11/25/2048	2,633	2,387
FHLMC REMIC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	816	742
FHLMC REMIC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	1,525	1,409
FHLMC REMIC CMO, Ser 2022-5206, Cl CA
3.000%, 02/25/2047	1,168	1,062
FHLMC REMIC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,701	1,507
FHLMC REMIC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	1,623	1,477
FHLMC REMIC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	1,623	1,477
FHLMC REMIC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	1,184	1,091
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,324	1,220
FHLMC REMIC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,484	2,347
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,818
FHLMC REMIC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	829	787
FHLMC REMIC CMO, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	5,313	661
FHLMC REMIC CMO, Ser 2023-5335, Cl FB
5.620%, SOFR30A + 0.814%, 10/15/2039(A)	2,314	2,313

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2023-5338, Cl FH
5.220%, SOFR30A + 0.414%, 04/15/2045(A)	$2,029	$1,982
FHLMC REMIC CMO, Ser 2024-5386, Cl DM
2.000%, 03/25/2044	1,348	973
FHLMC REMIC CMO, Ser 2024-5396, Cl HF
5.684%, SOFR30A + 0.950%, 04/25/2054(A)	2,860	2,875
FHLMC REMIC CMO, Ser 2024-5399, Cl FB
5.634%, SOFR30A + 0.900%, 04/25/2054(A)	1,641	1,639
FHLMC REMIC CMO, Ser 2024-5410, Cl JY
3.000%, 03/15/2044	1,201	1,029
FHLMC REMIC CMO, Ser 2024-5452, Cl KY
3.000%, 03/15/2044	1,400	1,212
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.234%, SOFR30A + 1.500%, 10/25/2041(A)(C)	2,300	2,312
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
5.734%, SOFR30A + 1.000%, 01/25/2042(A)(C)	2,177	2,175
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.034%, SOFR30A + 1.300%, 02/25/2042(A)(C)	1,033	1,036
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
7.634%, SOFR30A + 2.900%, 04/25/2042(A)(C)	2,850	2,953
FHLMC STRIP CMO, Ser 2014-326, Cl F2
5.470%, SOFR30A + 0.664%, 03/15/2044(A)	843	834
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,390	1,269
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	689	633
FHLMC STRIPS CMO, Ser 2012-271, Cl F5
5.420%, SOFR30A + 0.614%, 08/15/2042(A)	643	634
FHLMC STRIPS CMO, Ser 2012-272, Cl F1
5.420%, SOFR30A + 0.614%, 08/15/2042(A)	1,025	1,011
FHLMC STRIPS CMO, Ser 2012-280, Cl F1
5.420%, SOFR30A + 0.614%, 09/15/2042(A)	1,055	1,040
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	1,886	1,695
FNMA
8.000%, 01/01/2030 to 06/01/2031	8	8
7.500%, 02/01/2031 to 11/01/2038	55	57
7.000%, 09/01/2026 to 01/01/2039	274	284
6.500%, 05/01/2027 to 10/01/2054	19,196	19,984

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
6.000%, 02/01/2032 to 11/01/2054	$43,381	$44,356
5.500%, 12/01/2033 to 11/01/2054	117,592	117,878
5.350%, 07/01/2033	100	101
5.000%, 05/01/2034 to 05/01/2054	47,497	46,859
4.500%, 11/01/2031 to 01/01/2059	78,864	76,247
4.270%, 10/01/2032	194	190
4.200%, 01/01/2029	1,665	1,642
4.000%, 01/01/2027 to 06/01/2057	99,950	94,413
3.500%, 07/01/2031 to 08/01/2052	77,499	71,359
3.310%, 03/01/2028	1,855	1,794
3.020%, 05/01/2026	1,265	1,239
3.000%, 05/01/2029 to 07/01/2060	294,128	262,341
2.810%, 04/01/2025	250	248
2.500%, 02/01/2035 to 09/01/2061	138,512	119,067
2.000%, 05/01/2036 to 04/01/2052	276,384	227,880
1.850%, 09/01/2035	1,012	873
1.500%, 12/01/2050 to 03/01/2051	6,544	5,004
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	110	99
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	563
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	300	286
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	158	140
FNMA ARM
6.150%, RFUCCT1Y + 1.559%, 12/01/2035(A)	7	7
4.648%, SOFR30A + 2.131%, 08/01/2052(A)	2,151	2,132
4.609%, SOFR30A + 2.123%, 08/01/2052(A)	1,955	1,921
4.602%, SOFR30A + 2.126%, 08/01/2052(A)	2,538	2,513
4.363%, SOFR30A + 2.125%, 07/01/2052(A)	2,291	2,254
4.185%, SOFR30A + 2.128%, 11/01/2052(A)	1,447	1,425
4.121%, SOFR30A + 2.133%, 10/01/2052(A)	4,347	4,277
4.111%, SOFR30A + 2.120%, 09/01/2052(A)	1,817	1,788
4.097%, SOFR30A + 2.120%, 07/01/2052(A)	1,840	1,774
3.944%, SOFR30A + 2.120%, 08/01/2052(A)	536	515
3.931%, RFUCCT1Y + 1.603%, 03/01/2050(A)	1,952	1,988
2.778%, RFUCCT1Y + 1.606%, 06/01/2050(A)	867	821
FNMA CMO, Ser 2010-111, Cl KF
5.249%, SOFR30A + 0.514%, 10/25/2040(A)	3,424	3,403

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2011-55, Cl FH
5.289%, SOFR30A + 0.554%, 06/25/2041(A)	$389	$384
FNMA CMO, Ser 2014-74, Cl FC
5.249%, SOFR30A + 0.514%, 11/25/2044(A)	541	532
FNMA CMO, Ser 2016-10, Cl FA
5.199%, SOFR30A + 0.464%, 03/25/2046(A)	3,991	3,950
FNMA CMO, Ser 2016-61, Cl BF
5.249%, SOFR30A + 0.514%, 09/25/2046(A)	329	326
FNMA CMO, Ser 2016-64, Cl BC
1.750%, 09/25/2046	1,301	1,189
FNMA CMO, Ser 2016-81, Cl FA
5.199%, SOFR30A + 0.464%, 11/25/2046(A)	4,510	4,466
FNMA CMO, Ser 2017-11, Cl FA
5.249%, SOFR30A + 0.514%, 03/25/2047(A)	347	343
FNMA CMO, Ser 2017-113, Cl FB
5.099%, SOFR30A + 0.364%, 01/25/2048(A)	347	341
FNMA CMO, Ser 2017-35, Cl MC
2.625%, 12/25/2044	744	713
FNMA CMO, Ser 2017-82, Cl FE
5.099%, SOFR30A + 0.364%, 10/25/2047(A)	861	851
FNMA CMO, Ser 2017-9, Cl EF
5.249%, SOFR30A + 0.514%, 03/25/2047(A)	370	367
FNMA CMO, Ser 2018-1, Cl FA
5.099%, SOFR30A + 0.364%, 02/25/2048(A)	431	423
FNMA CMO, Ser 2018-86, Cl AF
5.149%, SOFR30A + 0.414%, 12/25/2048(A)	280	276
FNMA CMO, Ser 2021-40, Cl DW
2.000%, 06/25/2041	292	254
FNMA CMO, Ser 2021-95, Cl CP
1.500%, 08/25/2051	689	572
FNMA CMO, Ser 2023-38, Cl FD
5.721%, SOFR30A + 0.864%, 10/25/2039(A)	593	584
FNMA CMO, Ser 2024-56, Cl QZ
4.000%, 10/25/2045	2,129	1,875
FNMA Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.384%, SOFR30A + 1.650%, 12/25/2041(A)(C)	6,500	6,553
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	52	5

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	$76	$10
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	877	795
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,308	1,233
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	5	5
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	24	23
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	7	7
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	3	3
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	160	165
FNMA REMIC CMO, Ser 2005-74, Cl CS
6.687%, 05/25/2035(A)	1	1
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
2.352%, 01/25/2037(A)	166	17
FNMA REMIC CMO, Ser 2006-33, Cl LS
8.332%, 05/25/2036(A)	24	28
FNMA REMIC CMO, Ser 2006-46, Cl SW
6.422%, 06/25/2036(A)	19	21
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
1.802%, 03/25/2036(A)	14	–
FNMA REMIC CMO, Ser 2007-64, Cl FA
5.319%, SOFR30A + 0.584%, 07/25/2037(A)	4	4
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.852%, 07/25/2037(A)	62	6
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	5	5
FNMA REMIC CMO, Ser 2009-103, Cl MB
7.159%, 12/25/2039(A)	34	35
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	260	228
FNMA REMIC CMO, Ser 2010-107, Cl FB
5.259%, SOFR30A + 0.524%, 09/25/2040(A)	474	467
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	528	523
FNMA REMIC CMO, Ser 2011-117, Cl FA
5.299%, SOFR30A + 0.564%, 11/25/2041(A)	971	958
FNMA REMIC CMO, Ser 2011-117, Cl AF
5.299%, SOFR30A + 0.564%, 11/25/2041(A)	420	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2011-127, Cl FC
5.299%, SOFR30A + 0.564%, 12/25/2041(A)	$449	$443
FNMA REMIC CMO, Ser 2011-142, Cl EF
5.349%, SOFR30A + 0.614%, 01/25/2042(A)	509	504
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.830%, 02/25/2051(A)	28	29
FNMA REMIC CMO, Ser 2011-75, Cl FA
5.399%, SOFR30A + 0.664%, 08/25/2041(A)	16	16
FNMA REMIC CMO, Ser 2012-106, Cl FA
5.189%, SOFR30A + 0.454%, 10/25/2042(A)	410	403
FNMA REMIC CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	710	640
FNMA REMIC CMO, Ser 2012-12, Cl FA
5.349%, SOFR30A + 0.614%, 02/25/2042(A)	446	441
FNMA REMIC CMO, Ser 2012-133, Cl JF
5.199%, SOFR30A + 0.464%, 12/25/2042(A)	849	831
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	535	453
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	1	1
FNMA REMIC CMO, Ser 2012-35, Cl FL
5.349%, SOFR30A + 0.614%, 04/25/2042(A)	365	360
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	191	199
FNMA REMIC CMO, Ser 2012-47, Cl JF
5.349%, SOFR30A + 0.614%, 05/25/2042(A)	596	589
FNMA REMIC CMO, Ser 2012-9, Cl FA
5.349%, SOFR30A + 0.614%, 02/25/2042(A)	343	339
FNMA REMIC CMO, Ser 2012-9, Cl WF
5.349%, SOFR30A + 0.614%, 02/25/2042(A)	349	345
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)	474	359
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)	1,041	778
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,552	1,409
FNMA REMIC CMO, Ser 2013-15, Cl FA
5.199%, SOFR30A + 0.464%, 03/25/2043(A)	1,029	1,008
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	602	511
FNMA REMIC CMO, Ser 2013-49, Cl AP
1.750%, 05/25/2043	505	421

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	$450	$473
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	500	510
FNMA REMIC CMO, Ser 2014-17, Cl DY
3.500%, 04/25/2044	1,339	1,215
FNMA REMIC CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	991	905
FNMA REMIC CMO, Ser 2015-26, Cl GF
5.149%, SOFR30A + 0.414%, 05/25/2045(A)	1,510	1,476
FNMA REMIC CMO, Ser 2015-32, Cl FA
5.149%, SOFR30A + 0.414%, 05/25/2045(A)	937	913
FNMA REMIC CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	41	36
FNMA REMIC CMO, Ser 2015-48, Cl FB
5.149%, SOFR30A + 0.414%, 07/25/2045(A)	1,129	1,101
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	553	475
FNMA REMIC CMO, Ser 2015-72, Cl GL
3.000%, 10/25/2045	668	575
FNMA REMIC CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,720	1,521
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	1,324	1,230
FNMA REMIC CMO, Ser 2016-11, Cl CF
5.199%, SOFR30A + 0.464%, 03/25/2046(A)	466	458
FNMA REMIC CMO, Ser 2016-11, Cl FG
5.199%, SOFR30A + 0.464%, 03/25/2046(A)	635	625
FNMA REMIC CMO, Ser 2016-19, Cl FD
5.249%, SOFR30A + 0.514%, 04/25/2046(A)	2,987	2,951
FNMA REMIC CMO, Ser 2016-22, Cl FG
5.249%, SOFR30A + 0.514%, 04/25/2046(A)	1,036	1,019
FNMA REMIC CMO, Ser 2016-22, Cl FA
5.249%, SOFR30A + 0.514%, 04/25/2046(A)	1,213	1,194
FNMA REMIC CMO, Ser 2016-3, Cl PL
2.500%, 02/25/2046	6,359	5,413
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	26	26
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	1,900	1,750
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,225	2,718
FNMA REMIC CMO, Ser 2016-69, Cl BF
5.249%, SOFR30A + 0.514%, 10/25/2046(A)	977	964

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2016-75, Cl FE
5.249%, SOFR30A + 0.514%, 10/25/2046(A)	$756	$746
FNMA REMIC CMO, Ser 2016-78, Cl FA
5.249%, SOFR30A + 0.514%, 03/25/2044(A)	493	486
FNMA REMIC CMO, Ser 2016-79, Cl FH
5.249%, SOFR30A + 0.514%, 11/25/2046(A)	758	748
FNMA REMIC CMO, Ser 2016-82, Cl FE
5.249%, SOFR30A + 0.514%, 11/25/2046(A)	1,702	1,682
FNMA REMIC CMO, Ser 2016-82, Cl FH
5.249%, SOFR30A + 0.514%, 11/25/2046(A)	1,551	1,528
FNMA REMIC CMO, Ser 2016-84, Cl FB
5.249%, SOFR30A + 0.514%, 11/25/2046(A)	739	727
FNMA REMIC CMO, Ser 2016-86, Cl FE
5.249%, SOFR30A + 0.514%, 11/25/2046(A)	1,897	1,867
FNMA REMIC CMO, Ser 2016-88, Cl CF
5.299%, SOFR30A + 0.564%, 12/25/2046(A)	1,311	1,294
FNMA REMIC CMO, Ser 2016-91, Cl AF
5.249%, SOFR30A + 0.514%, 12/25/2046(A)	702	695
FNMA REMIC CMO, Ser 2017-12, Cl FD
5.249%, SOFR30A + 0.514%, 03/25/2047(A)	799	788
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	654	602
FNMA REMIC CMO, Ser 2017-23, Cl FA
5.249%, SOFR30A + 0.514%, 04/25/2047(A)	835	823
FNMA REMIC CMO, Ser 2017-24, Cl PG
2.625%, 04/25/2047	2,705	2,346
FNMA REMIC CMO, Ser 2017-26, Cl FA
5.199%, SOFR30A + 0.464%, 04/25/2047(A)	2,034	2,007
FNMA REMIC CMO, Ser 2017-9, Cl BF
5.249%, SOFR30A + 0.514%, 03/25/2047(A)	890	879
FNMA REMIC CMO, Ser 2017-9, Cl DF
5.249%, SOFR30A + 0.514%, 03/25/2047(A)	655	646
FNMA REMIC CMO, Ser 2017-96, Cl FB
5.149%, SOFR30A + 0.414%, 12/25/2047(A)	1,291	1,268
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,204	1,137
FNMA REMIC CMO, Ser 2018-36, Cl FD
5.099%, SOFR30A + 0.364%, 06/25/2048(A)	1,660	1,635

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	$1,425	$1,340
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	507	493
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	957	847
FNMA REMIC CMO, Ser 2018-45, Cl TM
3.000%, 06/25/2048	1,117	1,003
FNMA REMIC CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	1,065	1,000
FNMA REMIC CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	947	825
FNMA REMIC CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	242	222
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	769	682
FNMA REMIC CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	796	764
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	64	63
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	565	520
FNMA REMIC CMO, Ser 2019-13, Cl PE
3.000%, 03/25/2049	655	586
FNMA REMIC CMO, Ser 2019-15, Cl FA
5.349%, SOFR30A + 0.614%, 04/25/2049(A)	576	566
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,279	1,178
FNMA REMIC CMO, Ser 2019-41, Cl FG
5.349%, SOFR30A + 0.614%, 08/25/2059(A)	1,354	1,330
FNMA REMIC CMO, Ser 2019-43, Cl FC
5.249%, SOFR30A + 0.514%, 08/25/2049(A)	1,106	1,084
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	361	318
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	112	98
FNMA REMIC CMO, Ser 2019-67, Cl FB
5.299%, SOFR30A + 0.564%, 11/25/2049(A)	598	587
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.349%, SOFR30A + 0.614%, 01/25/2050(A)	1,724	1,695
FNMA REMIC CMO, Ser 2019-81, Cl LH
3.000%, 12/25/2049	839	747
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,310	247
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	1,921	1,748
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	765	460

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	$819	$699
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	2,527	2,117
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,248
FNMA REMIC CMO, Ser 2020-57, Cl LJ
2.000%, 08/25/2050	5,666	4,144
FNMA REMIC CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	1,597	1,376
FNMA REMIC CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,194	1,088
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,800	372
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	3,209	626
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	2,180	448
FNMA REMIC CMO, Ser 2020-70, Cl AD
1.500%, 10/25/2050	3,600	2,859
FNMA REMIC CMO, Ser 2021-22, Cl MN
2.750%, 10/25/2050	1,358	1,216
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,575	2,836
FNMA REMIC CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	1,072	919
FNMA REMIC CMO, Ser 2021-42, Cl DC
2.000%, 11/25/2050	2,566	2,180
FNMA REMIC CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	468	410
FNMA REMIC CMO, Ser 2021-73, Cl DJ
2.000%, 03/25/2049	1,453	1,228
FNMA REMIC CMO, Ser 2021-76, Cl KB
1.250%, 11/25/2051	611	507
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	2,031	1,643
FNMA REMIC CMO, Ser 2021-86, Cl MA
2.500%, 11/25/2047	2,264	2,028
FNMA REMIC CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	1,360	1,187
FNMA REMIC CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	1,444	1,316
FNMA REMIC CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	2,357	2,186
FNMA REMIC CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	3,874	3,375
FNMA REMIC CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	1,893	1,747
FNMA REMIC CMO, Ser 2022-49, Cl NQ
3.000%, 02/25/2052	744	656
FNMA REMIC CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	156	144

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2022-62, Cl KA
3.250%, 09/25/2052	$876	$811
FNMA REMIC CMO, Ser 2022-89, Cl AY
3.000%, 02/25/2048	1,602	1,354
FNMA REMIC CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	1,032	955
FNMA REMIC CMO, Ser 2023-14, Cl EJ
2.750%, 04/25/2049	1,309	1,196
FNMA REMIC CMO, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	4,605	579
FNMA REMIC CMO, Ser 2023-37, Cl FH
5.249%, SOFR30A + 0.514%, 01/25/2050(A)	2,262	2,219
FNMA REMIC CMO, Ser 2023-38, Cl FC
5.399%, SOFR30A + 0.664%, 06/25/2040(A)	1,781	1,767
FNMA REMIC CMO, Ser 2024-64, Cl KY
3.000%, 12/25/2043	818	705
FNMA TBA
6.000%, 12/15/2054	18,500	18,716
5.500%, 12/15/2054	30,795	30,757
5.000%, 12/15/2054	44,100	43,270
4.500%, 12/15/2054	26,025	24,989
4.000%, 12/14/2039	12,375	11,573
3.500%, 12/01/2040	69,310	62,821
3.000%, 12/12/2042	27,600	24,055
2.500%, 12/01/2042	33,890	28,358
2.000%, 12/15/2054	47,935	38,393
GNMA
7.000%, 04/15/2026 to 10/15/2032	202	205
6.500%, 01/15/2026 to 07/15/2035	279	287
6.000%, 09/15/2028 to 01/20/2054	10,275	10,544
5.500%, 11/20/2052 to 08/20/2053	15,471	15,554
5.000%, 10/15/2039 to 08/20/2053	14,226	14,135
4.700%, 09/20/2061(A)	49	48
4.500%, 01/20/2040 to 10/20/2052	15,962	15,502
4.384%, 01/20/2069(A)	5	5
4.000%, 11/20/2047 to 04/20/2052	9,298	8,816
3.500%, 06/20/2044 to 11/20/2053	79,208	72,995
3.000%, 09/15/2042 to 02/20/2054	73,287	65,209
2.500%, 12/20/2037 to 03/20/2052	48,933	41,750
2.000%, 08/20/2050 to 10/20/2051	57,785	46,721
GNMA ARM
4.625%, H15T1Y + 1.500%, 07/20/2034(A)	2	2
GNMA CMO, Ser 2005-7, Cl JM
6.325%, 05/18/2034(A)	–	–
GNMA CMO, Ser 2007-78, Cl SA, IO
1.805%, 12/16/2037(A)	1,249	59
GNMA CMO, Ser 2009-106, Cl KS, IO
1.679%, 11/20/2039(A)	1,200	99
GNMA CMO, Ser 2009-66, Cl XS, IO
2.075%, 07/16/2039(A)	5	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	$795	$834
GNMA CMO, Ser 2009-8, Cl PS, IO
1.575%, 08/16/2038(A)	1	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	1,077	1,058
GNMA CMO, Ser 2010-4, Cl NS, IO
1.665%, 01/16/2040(A)	1,877	196
GNMA CMO, Ser 2010-4, Cl SL, IO
1.675%, 01/16/2040(A)	39	4
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	21	3
GNMA CMO, Ser 2012-112, Cl IO, IO
0.108%, 02/16/2053(A)	2,033	7
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.386%, 03/20/2062(A)	378	29
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,227	1,120
GNMA CMO, Ser 2013-163, Cl IO, IO
1.013%, 02/16/2046(A)	1,101	14
GNMA CMO, Ser 2013-H01, Cl TA
5.471%, TSFR1M + 0.614%, 01/20/2063(A)	–	–
GNMA CMO, Ser 2014-133, Cl BP
2.250%, 09/20/2044	976	865
GNMA CMO, Ser 2014-146, Cl QA
2.250%, 10/20/2044	304	272
GNMA CMO, Ser 2014-149, Cl KP
2.250%, 07/16/2044	841	761
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	856	766
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,309	1,144
GNMA CMO, Ser 2016-136, Cl A
3.000%, 07/20/2044	696	618
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,553	1,254
GNMA CMO, Ser 2016-99, Cl TL
2.000%, 04/16/2044	1,390	1,132
GNMA CMO, Ser 2017-135, Cl AG
2.600%, 08/16/2058	550	472
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	2,906	2,604
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	602	559
GNMA CMO, Ser 2017-171, Cl IO, IO
0.653%, 09/16/2059(A)	5,303	213
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	151	143
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,042	948
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	711	649

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	$84	$77
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	56	50
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	241	214
GNMA CMO, Ser 2020-109, Cl AI, IO
0.835%, 05/16/2060(A)	2,082	120
GNMA CMO, Ser 2020-133, Cl GA
1.000%, 09/20/2050	1,488	1,258
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	3,405	2,719
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	5,879	851
GNMA CMO, Ser 2020-184, Cl IO, IO
0.912%, 11/16/2060(A)	2,737	179
GNMA CMO, Ser 2020-H12, Cl F
5.471%, TSFR1M + 0.614%, 07/20/2070(A)	–	–
GNMA CMO, Ser 2021-11, Cl IX, IO
1.161%, 12/16/2062(A)	3,069	252
GNMA CMO, Ser 2021-135, Cl A
2.000%, 08/20/2051	957	784
GNMA CMO, Ser 2021-14, Cl IO, IO
1.328%, 06/16/2063(A)	5,227	487
GNMA CMO, Ser 2021-147, Cl KI
1.144%, 06/16/2061(A)	5,191	415
GNMA CMO, Ser 2021-160, Cl NE
2.000%, 09/20/2051	7,505	6,300
GNMA CMO, Ser 2021-169, Cl IO, IO
1.113%, 06/16/2061(A)	2,865	232
GNMA CMO, Ser 2021-181, Cl IO, IO
0.973%, 07/16/2063(A)	3,066	218
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	64	53
GNMA CMO, Ser 2021-215, Cl GA
2.000%, 12/20/2051	6,536	5,600
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,855	1,565
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	5,687	4,869
GNMA CMO, Ser 2021-24, Cl BC
1.250%, 02/20/2051	1,370	1,053
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,217	1,193
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(A)	755	747
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,074	1,062
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,081	1,069
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	137	136

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-37, Cl IO, IO
0.802%, 01/16/2061(A)	$2,766	$161
GNMA CMO, Ser 2021-5, Cl IO, IO
1.112%, 01/16/2061(A)	4,433	345
GNMA CMO, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(A)	2,295	140
GNMA CMO, Ser 2021-68, Cl IO, IO
0.873%, 10/16/2062(A)	2,792	174
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	109	85
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	137	135
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	518	512
GNMA CMO, Ser 2021-89, Cl LK
2.000%, 05/20/2051	2,289	1,932
GNMA CMO, Ser 2021-97, Cl QK
2.000%, 06/20/2051	5,651	4,671
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	4,890	4,107
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	1,227	1,188
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,484	1,231
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	6,117	5,765
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	5,951	5,618
GNMA CMO, Ser 2022-197, Cl LF
5.461%, SOFR30A + 0.700%, 11/20/2052(A)	4,593	4,539
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	1,844	1,476
GNMA CMO, Ser 2022-24, Cl AH
2.500%, 02/20/2052	930	801
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	3,101	2,754
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	2,335	2,170
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	5,695	4,870
GNMA CMO, Ser 2022-50, Cl CA
3.000%, 03/20/2052	4,209	3,729
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	2,642	2,490
GNMA CMO, Ser 2022-78, Cl HW
2.500%, 04/20/2052	952	737
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	10,874	9,100
GNMA CMO, Ser 2022-9, Cl GA
2.000%, 01/20/2052	2,237	1,851
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	325

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2023-134, Cl F
5.761%, SOFR30A + 1.000%, 08/20/2053(A)	$1,285	$1,280
GNMA CMO, Ser 2023-179, Cl IO, IO
0.610%, 09/16/2063(A)	16,395	695
GNMA CMO, Ser 2023-196, Cl E
3.000%, 09/20/2048	1,678	1,566
GNMA CMO, Ser 2023-81, Cl YJ
3.500%, 06/20/2053	7,055	6,070
GNMA CMO, Ser 2024-110, Cl JC
3.000%, 09/20/2047	7,153	6,729
GNMA CMO, Ser 2024-30, Cl CF
6.011%, SOFR30A + 1.250%, 02/20/2054(A)	179	180
GNMA CMO, Ser 2024-4, Cl JA
3.000%, 04/20/2045	5,697	5,400
GNMA CMO, Ser 2024-45, Cl BD
2.000%, 03/20/2054	933	837
GNMA CMO, Ser 2024-97, Cl FW
5.911%, SOFR30A + 1.150%, 06/20/2054(A)	3,481	3,483
GNMA CMO, Ser 218, Cl IO, IO
0.964%, 10/16/2061(A)	2,781	202
GNMA CMO, Ser 53, Cl IO, IO
0.526%, 11/16/2056(A)	8,542	251
GNMA CMO, Ser 54, Cl IO, IO
1.599%, 09/16/2063(A)	2,569	290
GNMA CMO, Ser 59, Cl IO, IO
0.571%, 02/16/2062(A)	3,335	151
GNMA CMO, Ser 63, Cl IO, IO
0.815%, 04/16/2061(A)	3,393	201
GNMA CMO, Ser 68, Cl IO, IO
1.615%, 05/16/2060(A)	4,346	451
GNMA CMO, Ser 7, Cl IO, IO
0.559%, 12/16/2058(A)	6,311	191
GNMA CMO, Ser 89, Cl IA, IO
1.168%, 04/16/2062(A)	3,013	239
GNMA CMO, Ser 92, Cl IA, IO
0.611%, 06/16/2064(A)	3,993	227
GNMA CMO, Ser 92, Cl AH
2.000%, 06/16/2064	4,492	3,428
GNMA CMO, Ser 94, Cl IO, IO
0.832%, 02/16/2063(A)	3,250	203
GNMA TBA
6.500%, 12/15/2054	22,400	22,775
6.000%, 01/01/2038 to 12/15/2054	16,500	16,660
5.500%, 02/15/2053 to 12/15/2054	35,075	35,081
5.000%, 12/01/2039	37,100	36,561
4.500%, 12/15/2039	31,625	30,514
4.000%, 12/01/2039	29,575	27,808

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.500%, 12/15/2054	$41,600	$35,537

		3,051,500
Non-Agency Mortgage-Backed Obligations — 4.5%
245 Park Avenue Trust, Ser 2017-245P, Cl A
3.508%, 06/05/2037(C)	5,293	5,051
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(C)	355	328
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(C)	116	109
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(C)	1,021	851
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(C)	651	564
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(C)	7,911	7,374
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(C)	2,978	2,851
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(A)(C)	1,205	1,014
AREIT Trust, Ser 2022-CRE6, Cl A
6.011%, SOFR30A + 1.250%, 01/20/2037(A)(C)	1,392	1,387
BAMLL Commercial Mortgage Securities Trust, Ser 2015-200P, Cl A
3.218%, 04/14/2033(C)	4,085	4,041
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(A)(C)	2,640	2,521
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.228%, 04/25/2037(A)	34	30
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	22	21
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,099	1,055
BANK, Ser 2022-BNK40, Cl A4
3.506%, 03/15/2064(A)	1,240	1,123
BANK, Ser 2024-BNK48, Cl ASB
4.971%, 07/15/2034	1,435	1,446
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(A)(C)	5,580	4,902

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	$388	$383
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,154
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	1,760	1,839
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(C)	833	804
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
4.549%, 05/25/2034(A)	10	9
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,710	1,540
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.592%, 05/15/2055(A)	975	891
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.592%, 05/15/2055(A)	970	921
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	732	712
BMO Mortgage Trust, Ser 5C4, Cl A3
6.526%, 05/15/2057(A)	1,420	1,504
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(A)	825	863
BMP, Ser 2024-MF23, Cl A
6.176%, TSFR1M + 1.372%, 06/15/2041(A)(C)	3,210	3,214
BOCA Commercial Mortgage Trust, Ser 2024-BOCA, Cl A
6.530%, TSFR1M + 1.921%, 08/15/2041(A)(C)	3,190	3,203
BPR Trust, Ser 2021-TY, Cl A
5.775%, TSFR1M + 1.164%, 09/15/2038(A)(C)	745	740
BPR Trust, Ser 2022-STAR, Cl A
8.036%, TSFR1M + 3.232%, 08/15/2039(A)(C)	4,600	4,627
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(A)(C)	684	658
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	501	485
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	161	158
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.824%, TSFR1M + 1.214%, 09/15/2036(A)(C)	3,225	3,205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.424%, TSFR1M + 0.814%, 09/15/2036(A)(C)	$4,941	$4,933
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
6.371%, TSFR1M + 1.761%, 12/09/2040(A)(C)	1,162	1,166
BX Commercial Mortgage Trust, Ser 2024-AIRC, Cl A
6.301%, TSFR1M + 1.691%, 08/15/2039(A)(C)	700	702
BX Commercial Mortgage Trust, Ser 2024-VLT5, Cl A
5.410%, 11/13/2046(A)(C)	2,080	2,133
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(C)	995	911
BX Trust, Ser 2021-ARIA, Cl B
6.021%, TSFR1M + 1.411%, 10/15/2036(A)(C)	3,641	3,621
BX Trust, Ser 2024-VLT4, Cl B
6.745%, TSFR1M + 1.941%, 07/15/2029(A)(C)	2,400	2,404
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
5.977%, TSFR1M + 1.367%, 12/15/2037(A)(C)	1,400	1,400
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,169
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	321	316
Chase Home Lending Mortgage Trust Series, Ser 2024-3, Cl A4
6.000%, 02/25/2055(A)(C)	1,928	1,945
Chase Home Lending Mortgage Trust Series, Ser 2024-7, Cl A4
6.000%, 06/25/2055(A)(C)	2,254	2,270
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
6.662%, 02/25/2037(A)	9	9
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
6.205%, 02/25/2037(A)	9	9
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
7.256%, 06/25/2035(A)	8	8
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(A)(C)	14,413	11,787
CIM Trust, Ser 2024-R1, Cl A1
4.750%, 06/25/2064(A)(C)	3,290	3,215

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-C2, Cl A4
2.832%, 08/10/2049	$3,020	$2,919
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	3,719
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
7.740%, 09/25/2033(A)	11	12
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
7.535%, 08/25/2034(A)	8	7
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
6.571%, 09/25/2033(A)(C)	15	15
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(C)	1,342	1,101
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(C)	1,404	1,180
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	1,430	1,333
COLT Mortgage Loan Trust, Ser 2024-4, Cl A1
5.949%, 07/25/2069(C)(D)	3,311	3,334
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
3.794%, 02/10/2047(A)	341	327
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	480
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.612%, 10/10/2048(A)	1,680	1,475
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	3,878	3,835
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.170%, 02/10/2048(A)	6,916	–
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	772	761
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(C)	1,950	1,931
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(C)	3,290	2,733
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	6,103	5,922

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.284%, SOFR30A + 1.550%, 10/25/2041(A)(C)	$838	$841
Connecticut Avenue Securities Trust, Ser 2024-R01, Cl 1M2
6.534%, SOFR30A + 1.800%, 01/25/2044(A)(C)	790	796
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	38	39
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031(B)	–	–
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
6.554%, 08/25/2034(A)	68	62
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	608	604
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	4,114
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(C)	1,000	901
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(C)	2,135	2,066
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(C)	2,414	2,172
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(C)	2,565	2,451
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	545	525
CSMC Trust, Ser 2020-FACT, Cl A
6.575%, TSFR1M + 1.964%, 10/15/2037(A)(C)	2,080	2,033
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(C)	1,184	1,024
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(C)	1,724	1,431
CSMC Trust, Ser 2021-RPL2, Cl A1
0.000%, 01/25/2060(C)(E)	630	552
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(C)	2,017	1,763
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(C)	4,669	4,626
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(C)	2,968	2,637
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(C)	1,995	1,741
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(C)	2,137	1,926

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(C)	$1,717	$1,420
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(C)	788	685
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
5.975%, TSFR1M + 1.364%, 10/15/2038(A)(C)	1,330	1,327
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(C)	453	407
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.134%, SOFR30A + 2.400%, 02/25/2042(A)(C)	1,010	1,035
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
5.735%, 09/25/2034(A)	13	13
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(C)	35	34
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
5.975%, TSFR1M + 1.364%, 07/16/2035(A)(C)	759	750
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
6.457%, TSFR1M + 1.800%, 09/15/2031(A)(C)	1,380	987
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,198
GS Mortgage Securities Trust, Ser 2021-ARDN, Cl B
6.374%, TSFR1M + 1.764%, 11/15/2036(A)(C)	3,062	3,028
GS Mortgage Securities Trust, Ser 2023-SHIP, Cl A
4.466%, 09/10/2038(A)(C)	2,600	2,563
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	792	785
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(C)	2,115	2,058
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(C)	1,111	942
GS Mortgage-Backed Securities Trust, Ser 2024-RPL4, Cl A1
3.900%, 09/25/2061(C)(D)	4,435	4,255
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.101%, 09/25/2035(A)(C)	120	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	$19	$19
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	2	3
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
5.621%, TSFR1M + 1.014%, 06/20/2035(A)	826	772
HILT COMMERCIAL MORTGAGE TRUST, Ser 2024-ORL, Cl A
6.345%, TSFR1M + 1.541%, 05/15/2037(A)(C)	4,006	4,009
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A2
3.087%, 03/05/2037(C)	5,470	5,427
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(C)	1,900	1,740
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(A)(C)	1,995	1,789
Impac CMB Trust, Ser 2005-4, Cl 2A1
5.302%, TSFR1M + 0.414%, 05/25/2035(A)	42	39
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(C)	259	257
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
5.562%, TSFR1M + 0.974%, 09/25/2034(A)	8	7
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
5.502%, TSFR1M + 0.914%, 11/25/2034(A)	14	12
JP Morgan Mortgage Trust Series, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(C)	6,426	6,469
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,410	1,384
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,351
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	485	471
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(C)	2,000	1,837

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
5.620%, 02/25/2035(A)	$21	$20
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
7.129%, 11/25/2033(A)	22	22
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
5.325%, 10/26/2048(A)(C)	2,665	2,690
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(C)	317	284
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(A)(C)	249	224
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(C)	307	275
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(C)	305	265
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(A)(C)	7,945	6,497
LEX Mortgage Trust, Ser 2024-BBG, Cl A
5.036%, 10/13/2033(A)(C)	2,835	2,799
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(C)	2,300	2,115
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
6.420%, 11/21/2034(A)	535	513
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	131	67
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
5.052%, TSFR1M + 0.464%, 05/25/2035(A)(C)	176	88
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(C)	4	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
7.563%, 10/25/2032(A)	2	2
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
7.268%, 07/25/2033(A)	17	16
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
5.848%, 12/25/2034(A)	32	30
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
5.674%, 08/25/2034(A)	19	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(C)	$529	$464
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(C)	791	708
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(C)	1,207	1,168
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(C)	904	856
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.078%, 11/15/2049(A)	12,696	165
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	920	788
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	3,707
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.643%, 04/25/2034(A)	48	46
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
5.300%, US0001M + 0.340%, 04/16/2036(A)(C)	1,660	1,616
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(C)	127	116
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035(A)(C)	1,085	1,060
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(A)(C)	789	747
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(A)(C)	1,411	1,353
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(A)(C)	1,149	1,069
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(A)(C)	1,513	1,419
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(C)	1,315	1,261
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(C)	209	197
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(C)	629	544

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	$1,039	$1,030
New Residential Mortgage Loan Trust, Ser 2024-NQM2, Cl A1
0.000%, 09/25/2064(A)(C)(E)	5,364	5,291
NJ Trust, Ser 2023-GSP, Cl A
6.697%, 01/06/2029(A)(C)	1,430	1,501
NRTH Mortgage Trust, Ser 2024-PARK, Cl A
6.251%, TSFR1M + 1.641%, 03/15/2039(A)(C)	4,025	4,033
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(C)	16	16
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(C)	666	547
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(C)	2,832	2,510
OBX Trust, Ser 2023-NQM1, Cl A1
5.928%, 11/25/2063(C)(D)	3,179	3,197
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(C)(D)	2,619	2,643
OBX Trust, Ser 2024-NQM15, Cl A1
5.316%, 10/25/2064(C)(D)	5,003	4,994
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(A)(C)	6,785	6,010
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(C)	2,490	2,188
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(C)	825	693
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	3	2
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(C)	794	694
PRPM LLC, Ser 2024-RCF5, Cl A1
4.000%, 08/25/2054(C)(D)	7,133	6,910
RALI Trust, Ser 2005-QO5, Cl A1
5.927%, 12MTA + 1.000%, 01/25/2046(A)	258	210
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	19	17
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(C)	10,540	9,206
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/2054(A)(C)	6,300	6,317
RCKT Mortgage Trust, Ser 2024-INV1, Cl A2
6.000%, 06/25/2054(A)(C)	5,118	5,139
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.039%, 12/25/2034(A)	161	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(C)	$16	$16
ROCK Trust, Ser 2024-CNTR, Cl A
5.388%, 11/13/2041(C)	2,100	2,106
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(C)	1,137	930
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(C)	1,403	1,149
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
6.032%, US0006M + 0.320%, 01/20/2035(A)	50	48
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.018%, 10/25/2048(A)(C)	1,852	1,822
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(C)	115	101
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(C)	3,400	3,146
SMRT, Ser 2022-MINI, Cl A
5.610%, TSFR1M + 1.000%, 01/15/2039(A)(C)	5,430	5,403
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(C)	401	372
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(C)	74	71
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(C)	283	273
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(C)	243	230
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(C)	1,220	1,084
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
5.385%, TSFR1M + 0.774%, 10/19/2034(A)	30	28
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
5.205%, TSFR1M + 0.594%, 04/19/2035(A)	536	511
Structured Asset Securities, Ser 2003-37A, Cl 2A
6.212%, 12/25/2033(A)	14	14
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
5.342%, TSFR1M + 0.754%, 09/25/2043(A)	61	59

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.679%, 06/25/2057(A)(C)	$1,860	$1,576
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(C)	1,023	978
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(C)	915	842
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(C)	2,683	2,535
Towd Point Mortgage Trust, Ser 2024-1, Cl A1
4.701%, 03/25/2064(A)(C)	6,125	6,209
Towd Point Mortgage Trust, Ser 2024-3, Cl A1A
5.164%, 07/25/2065(A)(C)	5,843	5,804
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	802	756
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(C)	290	285
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(C)	529	471
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(C)	1,033	922
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(C)	902	767
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(C)	1,161	977
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(C)	3,089	2,584
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(C)(D)	1,342	1,193
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(C)	1,224	1,100
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(C)	353	332
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(C)	488	451
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(C)	258	245
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(C)	1,210	1,171
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
6.554%, 10/25/2033(A)	28	27
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
7.265%, 06/25/2033(A)	22	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
6.571%, 09/25/2033(A)	$61	$61
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
3.822%, 06/25/2033(A)	5	4
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	101	98
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
5.705%, 06/25/2034(A)	19	17
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
6.225%, 06/25/2034(A)	1,723	1,671
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
6.143%, 07/25/2034(A)	1,952	1,842
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.222%, TSFR1M + 0.634%, 11/25/2045(A)	4,730	4,490
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
5.242%, TSFR1M + 0.654%, 12/25/2045(A)	2,204	2,207
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
4.244%, 11/25/2036(A)	1	1
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
4.208%, 12MTA + 1.500%, 12/25/2046(A)	121	107
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	103	16
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)	6	6
Wells Fargo Commercial Mortgage Trust, Ser 2024-C63, Cl A5
5.309%, 08/15/2057	1,210	1,242
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
7.358%, 08/25/2035(A)	11	11
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	867

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.270%, 10/15/2057(A)	$500	$–

		366,798
Total Mortgage-Backed Securities
(Cost $3,499,400) ($ Thousands)		3,418,298

U.S. TREASURY OBLIGATIONS — 32.2%
U.S. Treasury Bonds
4.625%, 11/15/2044	28,241	28,819
4.625%, 05/15/2054	14,657	15,236
4.500%, 11/15/2054	130,670	133,406
4.250%, 08/15/2054	65,164	63,728
4.125%, 08/15/2044	216,959	206,518
3.625%, 08/15/2043	17,285	15,395
3.375%, 11/15/2048	45,327	37,634
3.125%, 02/15/2043	13,115	10,898
3.125%, 05/15/2048	53,575	42,636
3.000%, 08/15/2048	8,214	6,382
3.000%, 02/15/2049	68,863	53,388
2.875%, 05/15/2052	22,525	16,914
2.375%, 02/15/2042	9,204	6,898
2.375%, 05/15/2051	13,630	9,207
2.000%, 11/15/2041	106,040	75,061
2.000%, 08/15/2051	7,220	4,452
1.875%, 02/15/2041	61,769	43,603
1.875%, 02/15/2051	11,000	6,599
1.875%, 11/15/2051	14,575	8,682
1.750%, 08/15/2041	94,303	64,395
1.375%, 11/15/2040	7,806	5,097
1.125%, 05/15/2040	2,289	1,454
U.S. Treasury Inflation Indexed Bonds
1.875%, 07/15/2034	19,534	19,443
U.S. Treasury Notes
4.625%, 02/28/2025	602	602
4.625%, 11/15/2026	5,185	5,226
4.250%, 11/30/2026	118,010	118,185
4.250%, 11/15/2034	202,066	202,982
4.125%, 10/31/2026	119,190	119,022
4.125%, 02/15/2027	13,150	13,136
4.125%, 11/15/2027	128,524	128,564
4.125%, 10/31/2029	215,623	215,943
4.125%, 11/30/2029	304,169	304,834
4.125%, 10/31/2031	45,050	45,029
4.125%, 11/30/2031	18,020	18,017
3.875%, 10/15/2027	119,985	119,188
3.875%, 08/15/2034	232	226
3.750%, 08/15/2027	1,946	1,927
3.750%, 08/31/2031	212	207
3.625%, 03/31/2030	3,964	3,873

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.625%, 09/30/2031	$25,640	$24,871
3.500%, 09/30/2026	265	262
3.500%, 09/30/2029	45,238	44,068
3.375%, 09/15/2027	1,340	1,314
2.875%, 11/30/2025	6,345	6,253
2.875%, 05/15/2028	26,836	25,764
2.875%, 04/30/2029	33,856	32,182
2.750%, 05/31/2029	23,387	22,093
2.625%, 07/31/2029	59,330	55,640
2.375%, 05/15/2027	79,075	75,832
1.875%, 02/28/2027	15,637	14,875
1.375%, 10/31/2028	147	133
1.250%, 04/30/2028	28,061	25,507
1.250%, 05/31/2028	14,146	12,834
1.250%, 06/30/2028	3,891	3,522
1.125%, 08/31/2028	11,610	10,412
1.000%, 07/31/2028	9,971	8,922
0.750%, 03/31/2026	7,750	7,398
0.500%, 05/31/2027	5,990	5,476
0.375%, 01/31/2026	1,685	1,610
0.375%, 07/31/2027	4,192	3,799
0.375%, 09/30/2027	6,172	5,559
0.250%, 08/31/2025	47,425	45,980
0.250%, 09/30/2025	7,030	6,795
0.250%, 10/31/2025	8,845	8,520

Total U.S. Treasury Obligations
(Cost $2,659,227) ($ Thousands)		2,622,427

CORPORATE OBLIGATIONS — 21.5%
Communication Services — 1.8%
AT&T
3.800%, 12/01/2057	2,021	1,487
3.650%, 09/15/2059	703	497
3.550%, 09/15/2055	10,952	7,783
3.500%, 06/01/2041	717	574
3.500%, 09/15/2053	4,129	2,950
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	1,925	2,018
6.484%, 10/23/2045	110	108
6.150%, 11/10/2026	2,570	2,624
6.100%, 06/01/2029	5,227	5,378
5.750%, 04/01/2048	1,160	1,037
5.500%, 04/01/2063	435	363
5.375%, 04/01/2038	410	378
5.375%, 05/01/2047	350	299
5.250%, 04/01/2053	927	785
5.125%, 07/01/2049	310	254
4.908%, 07/23/2025	224	224
4.800%, 03/01/2050	4,290	3,387

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 06/01/2052	$1,123	$764
3.750%, 02/15/2028	681	654
3.700%, 04/01/2051	2,500	1,657
3.500%, 06/01/2041	386	277
3.500%, 03/01/2042	2,089	1,479
2.300%, 02/01/2032	2,000	1,616
Comcast
5.650%, 06/01/2054	666	685
4.400%, 08/15/2035	4,690	4,449
4.049%, 11/01/2052	724	581
2.987%, 11/01/2063	840	510
2.937%, 11/01/2056	1,110	697
2.887%, 11/01/2051	4,815	3,112
1.500%, 02/15/2031	3,590	2,971
Cox Enterprises
7.375%, 07/15/2027 (C)	2,895	3,049
Meta Platforms
5.550%, 08/15/2064	6,544	6,756
5.400%, 08/15/2054	5,540	5,657
4.750%, 08/15/2034	1,956	1,956
4.550%, 08/15/2031	1,174	1,172
4.450%, 08/15/2052	1,495	1,334
Netflix
5.400%, 08/15/2054	1,294	1,323
4.900%, 08/15/2034	3,109	3,129
Paramount Global
6.875%, 04/30/2036	3,025	3,145
5.900%, 10/15/2040	840	764
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (C)	2,000	1,561
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (C)	6,916	6,958
4.738%, 03/20/2025 (C)	634	633
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,585
Time Warner Cable LLC
7.300%, 07/01/2038	100	105
6.750%, 06/15/2039	170	172
6.550%, 05/01/2037	280	278
5.875%, 11/15/2040	4,685	4,326
5.500%, 09/01/2041	4,882	4,299
4.500%, 09/15/2042	1,070	836
T-Mobile USA
4.700%, 01/15/2035	1,395	1,353
4.500%, 04/15/2050	3,675	3,178
3.875%, 04/15/2030	870	831
3.750%, 04/15/2027	4,478	4,387
3.400%, 10/15/2052	2,960	2,100
Verizon Communications
5.500%, 02/23/2054	1,363	1,378
4.780%, 02/15/2035 (C)	4,686	4,569
4.400%, 11/01/2034	1,505	1,434

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.272%, 01/15/2036	$1,435	$1,329
4.016%, 12/03/2029	3,187	3,093
3.700%, 03/22/2061	475	345
Walt Disney
6.650%, 11/15/2037	260	299
3.500%, 05/13/2040	3,945	3,279
Warnermedia Holdings
5.141%, 03/15/2052	15,966	12,834
5.050%, 03/15/2042	7,165	6,054

		145,099

Consumer Discretionary — 0.8%
Amazon.com
4.950%, 12/05/2044	600	600
4.800%, 12/05/2034	187	190
4.250%, 08/22/2057	490	426
3.875%, 08/22/2037	2,490	2,262
3.450%, 04/13/2029	550	532
3.150%, 08/22/2027	160	155
2.500%, 06/03/2050	880	556
AutoZone
6.250%, 11/01/2028	810	855
Ford Motor Credit LLC
6.054%, 11/05/2031	8,325	8,449
6.050%, 03/05/2031	1,050	1,071
4.000%, 11/13/2030	1,350	1,236
2.900%, 02/10/2029	5,664	5,121
General Motors
5.600%, 10/15/2032	280	289
General Motors Financial
5.950%, 04/04/2034	2,670	2,752
5.450%, 09/06/2034	2,473	2,473
5.000%, 04/09/2027	465	467
4.350%, 01/17/2027	520	515
2.700%, 06/10/2031	3,099	2,672
Home Depot
5.300%, 06/25/2054	573	579
4.850%, 06/25/2031	759	768
4.750%, 06/25/2029	1,142	1,154
3.625%, 04/15/2052	730	561
3.350%, 04/15/2050	800	589
3.300%, 04/15/2040	540	437
Hyundai Capital America
5.600%, 03/30/2028 (C)	2,336	2,385
5.400%, 01/08/2031 (C)	880	895
5.300%, 06/24/2029 (C)	1,900	1,927
4.875%, 11/01/2027 (C)	2,162	2,163
4.550%, 09/26/2029 (C)	2,279	2,239
Hyundai Capital America MTN
1.300%, 01/08/2026 (C)	660	635
Las Vegas Sands
6.000%, 08/15/2029	610	625
2.900%, 06/25/2025	140	138

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lowe's
5.850%, 04/01/2063	$374	$385
5.750%, 07/01/2053	805	834
5.625%, 04/15/2053	364	368
5.000%, 04/15/2040	2,000	1,957
4.250%, 04/01/2052	1,819	1,493
3.500%, 04/01/2051	990	712
2.500%, 04/15/2026	260	253
1.700%, 09/15/2028	900	810
McDonald's MTN
6.300%, 03/01/2038	1,145	1,268
4.875%, 12/09/2045	670	627
3.800%, 04/01/2028	250	245
3.700%, 01/30/2026	1,065	1,056
3.600%, 07/01/2030	460	436
3.500%, 03/01/2027	180	176
3.500%, 07/01/2027	510	498
2.125%, 03/01/2030	420	370
1.450%, 09/01/2025	850	830
Starbucks
3.500%, 11/15/2050	940	693
Toyota Motor Credit
5.100%, 03/21/2031	2,845	2,904

		61,631

Consumer Staples — 1.2%
Aetna
3.875%, 08/15/2047	360	272
Alcon Finance
5.375%, 12/06/2032 (C)	1,895	1,942
3.000%, 09/23/2029 (C)	3,845	3,558
2.600%, 05/27/2030 (C)	384	343
Altria Group
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	202
3.400%, 02/04/2041	970	738
2.450%, 02/04/2032	2,750	2,308
2.350%, 05/06/2025	180	178
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,505	3,353
4.700%, 02/01/2036	8,235	8,065
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	560	606
5.450%, 01/23/2039	1,914	1,986
4.375%, 04/15/2038	648	608
Bacardi
4.450%, 05/15/2025 (C)	2,895	2,888
BAT Capital
7.081%, 08/02/2053	616	706
6.000%, 02/20/2034	651	683
5.834%, 02/20/2031	2,630	2,738
4.758%, 09/06/2049	224	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.540%, 08/15/2047	$3,570	$2,964
4.390%, 08/15/2037	1,271	1,134
3.557%, 08/15/2027	259	251
Bayer US Finance II LLC
4.375%, 12/15/2028 (C)	3,938	3,802
Bunge Finance
4.650%, 09/17/2034	3,175	3,075
4.200%, 09/17/2029	1,587	1,556
1.630%, 08/17/2025	771	754
Coca-Cola
5.200%, 01/14/2055	1,595	1,601
4.650%, 08/14/2034	1,217	1,214
CommonSpirit Health
3.347%, 10/01/2029	702	660
2.782%, 10/01/2030	1,840	1,650
CVS Pass-Through Trust
6.036%, 12/10/2028	790	796
5.926%, 01/10/2034 (C)	115	115
5.880%, 01/10/2028	41	41
5.789%, 01/10/2026 (C)	174	174
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (C)	2,440	2,289
Haleon US Capital LLC
3.625%, 03/24/2032	1,114	1,029
Imperial Brands Finance PLC
4.250%, 07/21/2025 (C)	326	324
JBS USA Holding Lux SARL
7.250%, 11/15/2053	1,861	2,160
6.750%, 03/15/2034	2,582	2,812
6.500%, 12/01/2052	6,791	7,195
3.750%, 12/01/2031	535	480
3.625%, 01/15/2032	1,419	1,265
3.000%, 02/02/2029	180	166
3.000%, 05/15/2032	2,857	2,429
Keurig Dr Pepper
5.300%, 03/15/2034	3,315	3,388
4.417%, 05/25/2025	91	91
Kroger
5.500%, 09/15/2054	2,070	2,052
5.000%, 09/15/2034	760	756
Philip Morris International
5.750%, 11/17/2032	922	967
5.500%, 09/07/2030	1,051	1,088
5.375%, 02/15/2033	2,120	2,169
5.250%, 09/07/2028	898	918
5.125%, 02/15/2030	2,835	2,886
5.000%, 11/17/2025	1,586	1,593
4.875%, 02/15/2028	2,163	2,182
Pilgrim's Pride
3.500%, 03/01/2032	670	589
Reynolds American
8.125%, 05/01/2040	1,060	1,277
7.250%, 06/15/2037	591	667

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.150%, 09/15/2043	$480	$493
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	30
Tyson Foods
5.700%, 03/15/2034	1,214	1,253

		93,711

Energy — 1.5%
BP Capital Markets America
4.893%, 09/11/2033	1,835	1,820
4.812%, 02/13/2033	3,940	3,898
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,748
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (C)	280	310
ConocoPhillips
4.150%, 11/15/2034	458	429
Continental Resources/Oklahoma
2.268%, 11/15/2026 (C)	4,370	4,141
Devon Energy
7.875%, 09/30/2031	1,580	1,818
5.750%, 09/15/2054	1,086	1,047
5.200%, 09/15/2034	4,923	4,809
Diamondback Energy
5.900%, 04/18/2064	1,306	1,302
5.750%, 04/18/2054	2,254	2,246
5.400%, 04/18/2034	1,051	1,061
5.200%, 04/18/2027	757	767
5.150%, 01/30/2030	1,414	1,431
Enbridge
6.200%, 11/15/2030	1,122	1,197
6.000%, 11/15/2028	1,122	1,176
5.950%, 04/05/2054	377	394
5.625%, 04/05/2034	1,133	1,167
Energy Transfer LP
6.550%, 12/01/2033	1,230	1,332
6.400%, 12/01/2030	3,220	3,438
6.250%, 04/15/2049	1,390	1,456
6.050%, 09/01/2054	1,146	1,180
5.950%, 05/15/2054	4,584	4,626
5.600%, 09/01/2034	1,909	1,947
5.500%, 06/01/2027	620	631
5.300%, 04/01/2044	60	57
5.300%, 04/15/2047	764	707
5.250%, 04/15/2029	2,085	2,116
5.250%, 07/01/2029	1,910	1,938
4.950%, 06/15/2028	280	282
4.000%, 10/01/2027	1,870	1,836
3.750%, 05/15/2030	2,550	2,406
2.900%, 05/15/2025	740	733
Eni SpA
5.950%, 05/15/2054 (C)	540	549

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating LLC
7.550%, 04/15/2038	$60	$73
5.550%, 02/16/2055	1,034	1,055
4.950%, 02/15/2035	3,420	3,400
Exxon Mobil
4.227%, 03/19/2040	260	236
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (C)	964	801
2.160%, 03/31/2034 (C)	1,144	995
1.750%, 09/30/2027 (C)	1,146	1,088
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (C)	1,985	1,991
Hess
6.000%, 01/15/2040	6,890	7,338
5.800%, 04/01/2047	1,150	1,197
HF Sinclair
5.875%, 04/01/2026	1,265	1,276
5.000%, 02/01/2028	3,595	3,576
Kinder Morgan
5.200%, 03/01/2048	1,240	1,152
5.000%, 02/01/2029	300	302
Occidental Petroleum
7.875%, 09/15/2031	140	158
7.500%, 05/01/2031	240	267
5.550%, 03/15/2026	2,180	2,191
4.625%, 06/15/2045	400	316
4.400%, 04/15/2046	410	321
4.200%, 03/15/2048	390	292
4.100%, 02/15/2047	1,040	744
3.400%, 04/15/2026	100	98
3.200%, 08/15/2026	1,740	1,685
3.000%, 02/15/2027	510	487
ONEOK
5.850%, 11/01/2064	306	305
5.700%, 11/01/2054	2,211	2,200
5.050%, 11/01/2034	394	388
Petroleos Mexicanos
6.350%, 02/12/2048	266	184
2.460%, 12/15/2025	470	451
2.378%, 04/15/2025	87	85
Petroleos Mexicanos MTN
6.750%, 09/21/2047	809	580
Phillips 66
1.300%, 02/15/2026	530	509
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	7,230	7,260
Shell Finance US
4.550%, 08/12/2043	490	448
4.375%, 05/11/2045	890	782
4.125%, 05/11/2035	2,445	2,304
4.000%, 05/10/2046	170	140
3.750%, 09/12/2046	100	80
3.250%, 04/06/2050	540	389

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 04/06/2030	$660	$604
Shell International Finance BV
6.375%, 12/15/2038	660	745
Spectra Energy Partners LP
3.375%, 10/15/2026	140	136
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,559
2.900%, 03/01/2030 (C)	6,940	6,284
TotalEnergies Capital
5.638%, 04/05/2064	377	382
5.488%, 04/05/2054	756	763
5.425%, 09/10/2064	399	392
5.275%, 09/10/2054	797	779
TransCanada PipeLines
5.850%, 03/15/2036	117	122
4.625%, 03/01/2034	4,705	4,502
Western Midstream Operating LP
3.100%, 02/01/2025	330	329
Williams
7.750%, 06/15/2031	339	388
7.500%, 01/15/2031	9	10
5.750%, 06/24/2044	400	406
5.100%, 09/15/2045	670	634
4.900%, 01/15/2045	570	521
3.750%, 06/15/2027	410	401

		123,096

Financials — 7.7%
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(C)	2,645	2,706
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/2035 (A)	410	415
American Express
5.389%, SOFRRATE + 0.970%, 07/28/2027 (A)	8,695	8,787
American International Group
3.875%, 01/15/2035	315	286
Antares Holdings
6.350%, 10/23/2029 (C)	1,279	1,277
Aon North America
5.450%, 03/01/2034	5,640	5,794
Apollo Global Management
5.800%, 05/21/2054	1,150	1,214
Ares Management
5.600%, 10/11/2054	1,141	1,133
Athene Global Funding
3.205%, 03/08/2027 (C)	1,470	1,403
2.950%, 11/12/2026 (C)	4,275	4,117
2.717%, 01/07/2029 (C)	1,245	1,139
1.608%, 06/29/2026 (C)	1,020	969

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Athene Holding
4.125%, 01/12/2028	$1,140	$1,117
Avolon Holdings Funding
6.375%, 05/04/2028 (C)	1,410	1,464
5.750%, 03/01/2029 (C)	1,410	1,443
5.750%, 11/15/2029 (C)	3,015	3,091
3.250%, 02/15/2027 (C)	400	384
2.875%, 02/15/2025 (C)	1,420	1,411
2.528%, 11/18/2027 (C)	1,073	998
Banco Bilbao Vizcaya Argentaria
6.033%, H15T1Y + 1.950%, 03/13/2035 (A)	1,400	1,428
Banco Santander
6.607%, 11/07/2028	1,000	1,064
6.527%, H15T1Y + 1.650%, 11/07/2027 (A)	1,200	1,237
4.175%, H15T1Y + 2.000%, 03/24/2028 (A)	200	196
2.746%, 05/28/2025	1,800	1,780
Bank Gospodarstwa Krajowego
6.250%, 07/09/2054 (C)	1,859	1,899
Bank of America
5.518%, SOFRRATE + 1.738%, 10/25/2035 (A)	2,833	2,846
5.468%, SOFRRATE + 1.650%, 01/23/2035 (A)	10,105	10,380
4.571%, SOFRRATE + 1.830%, 04/27/2033 (A)	5,395	5,239
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	5,240	5,036
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	4,445	3,966
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	14,079	13,399
1.658%, SOFRRATE + 0.910%, 03/11/2027 (A)	2,435	2,340
Bank of America MTN
4.083%, TSFR3M + 3.412%, 03/20/2051 (A)	2,940	2,448
2.972%, SOFRRATE + 1.330%, 02/04/2033 (A)	1,180	1,034
2.884%, TSFR3M + 1.452%, 10/22/2030 (A)	480	439
2.496%, TSFR3M + 1.252%, 02/13/2031 (A)	1,435	1,278
2.087%, SOFRRATE + 1.060%, 06/14/2029 (A)	13,470	12,293
Bank of New York Mellon
4.543%, SOFRRATE + 1.169%, 02/01/2029 (A)	2,020	2,018
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(A)(F)	1,385	1,371
Barclays PLC
4.375%, 01/12/2026	10,365	10,313

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays PLC MTN
4.972%, US0003M + 1.902%, 05/16/2029 (A)	$640	$640
BBVA Bancomer
5.250%, 09/10/2029 (C)	1,684	1,661
BlackRock Funding
5.250%, 03/14/2054	340	341
4.900%, 01/08/2035	1,562	1,577
Blackstone Private Credit Fund
6.000%, 11/22/2034 (C)	1,014	1,011
BNP Paribas
5.497%, SOFRRATE + 1.590%, 05/20/2030 (A)(C)	4,005	4,070
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (A)(C)	3,120	3,146
Canadian Imperial Bank of Commerce
4.631%, SOFRRATE + 1.335%, 09/11/2030 (A)	2,393	2,369
Cantor Fitzgerald LP
4.500%, 04/14/2027 (C)	1,575	1,547
Capital One Financial
5.884%, SOFRRATE + 1.990%, 07/26/2035 (A)	1,554	1,601
5.463%, SOFRRATE + 1.560%, 07/26/2030 (A)	2,330	2,362
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (A)	1,810	1,906
5.875%, 08/24/2026	1,860	1,898
5.643%, SOFRRATE + 2.210%, 05/19/2029 (A)	3,380	3,475
Chubb INA Holdings LLC MTN
5.000%, 03/15/2034	1,650	1,667
CI Financial
3.200%, 12/17/2030	4,010	3,509
Citadel LP
4.875%, 01/15/2027 (C)	1,240	1,227
Citibank
5.570%, 04/30/2034	4,625	4,815
4.838%, 08/06/2029	4,374	4,400
Citigroup
8.125%, 07/15/2039	1,438	1,829
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	1,850	1,937
5.827%, SOFRRATE + 2.056%, 02/13/2035 (A)	831	848
5.610%, SOFRRATE + 1.546%, 09/29/2026 (A)	5,405	5,437
5.300%, 05/06/2044	255	252
5.174%, SOFRRATE + 1.364%, 02/13/2030 (A)	11,250	11,371
4.750%, 05/18/2046	150	136
4.650%, 07/23/2048	280	253

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.600%, 03/09/2026	$2,785	$2,776
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	3,182	3,133
3.057%, SOFRRATE + 1.351%, 01/25/2033 (A)	313	275
2.976%, SOFRRATE + 1.422%, 11/05/2030 (A)	2,575	2,355
2.572%, SOFRRATE + 2.107%, 06/03/2031 (A)	3,195	2,824
2.561%, SOFRRATE + 1.167%, 05/01/2032 (A)	7,340	6,344
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	215	183
Citizens Financial Group
5.718%, SOFRRATE + 1.910%, 07/23/2032 (A)	2,344	2,392
Constellation Insurance
6.800%, 01/24/2030 (C)	1,775	1,761
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,310	1,301
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(C)	3,290	3,023
3.649%, H15T1Y + 1.220%, 04/06/2028 (A)(C)	780	759
Credit Suisse AG/New York NY
7.500%, 02/15/2028	3,000	3,234
Credit Suisse AG/New York NY MTN
3.700%, 02/21/2025	2,645	2,637
Danske Bank
3.244%, US0003M + 1.591%, 12/20/2025 (A)(C)	1,320	1,319
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	1,445	1,526
5.414%, 05/10/2029	2,672	2,727
5.403%, SOFRRATE + 2.050%, 09/11/2035 (A)	1,611	1,571
4.999%, SOFRRATE + 1.700%, 09/11/2030 (A)	2,580	2,548
3.742%, SOFRRATE + 2.257%, 01/07/2033 (A)	2,004	1,728
DNB Bank
4.853%, SOFRRATE + 1.050%, 11/05/2030 (A)(C)	3,234	3,242
F&G Global Funding
1.750%, 06/30/2026 (C)	1,580	1,501
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,788	1,901
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	4,120	3,989
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(C)	1,530	1,606

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
FS KKR Capital
6.125%, 01/15/2030	$2,338	$2,350
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (A)	3,836	3,868
5.283%, SOFRRATE + 0.777%, 03/18/2027 (A)	2,340	2,355
Goldman Sachs Group
5.330%, SOFRRATE + 1.550%, 07/23/2035 (A)	2,340	2,363
5.049%, SOFRRATE + 1.210%, 07/23/2030 (A)	3,119	3,136
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	3,655	3,612
4.750%, 10/21/2045	400	372
4.692%, SOFRRATE + 1.135%, 10/23/2030 (A)	2,292	2,273
3.210%, SOFRRATE + 1.513%, 04/22/2042 (A)	120	92
2.908%, SOFRRATE + 1.472%, 07/21/2042 (A)	280	205
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	2,770	2,380
2.615%, SOFRRATE + 1.281%, 04/22/2032 (A)	960	834
2.383%, SOFRRATE + 1.248%, 07/21/2032 (A)	13,450	11,475
1.542%, SOFRRATE + 0.818%, 09/10/2027 (A)	5,805	5,479
1.431%, SOFRRATE + 0.798%, 03/09/2027 (A)	9,465	9,070
Golub Capital Private Credit Fund
5.800%, 09/12/2029 (C)	1,214	1,196
Guardian Life Global Funding
1.100%, 06/23/2025 (C)	290	284
Guardian Life Global Funding MTN
4.179%, 09/26/2029 (C)	4,400	4,325
HSBC Bank USA
7.000%, 01/15/2039	510	587
HSBC Holdings PLC
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	1,480	1,503
5.874%, SOFRRATE + 1.900%, 11/18/2035 (A)	5,783	5,816
5.733%, SOFRRATE + 1.520%, 05/17/2032 (A)	7,915	8,140
5.597%, SOFRRATE + 1.060%, 05/17/2028 (A)	1,680	1,704
5.286%, SOFRRATE + 1.290%, 11/19/2030 (A)	8,196	8,253
5.130%, SOFRRATE + 1.040%, 11/19/2028 (A)	3,233	3,247
4.583%, TSFR3M + 1.796%, 06/19/2029 (A)	660	651

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.357%, SOFRRATE + 1.947%, 08/18/2031 (A)	$410	$353
2.099%, SOFRRATE + 1.929%, 06/04/2026 (A)	4,845	4,775
Huntington Bancshares
5.272%, SOFRRATE + 1.276%, 01/15/2031 (A)	2,024	2,047
Intercontinental Exchange
5.250%, 06/15/2031	1,695	1,733
1.850%, 09/15/2032	2,390	1,932
Jackson Financial
3.125%, 11/23/2031	2,780	2,409
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,056
5.766%, SOFRRATE + 1.490%, 04/22/2035 (A)	5,475	5,732
5.571%, SOFRRATE + 0.930%, 04/22/2028 (A)	2,285	2,328
5.380%, TSFR3M + 0.812%, 02/01/2027 (A)	2,740	2,690
5.299%, SOFRRATE + 1.450%, 07/24/2029 (A)	6,325	6,434
5.294%, SOFRRATE + 1.460%, 07/22/2035 (A)	3,605	3,649
4.979%, SOFRRATE + 0.930%, 07/22/2028 (A)	990	996
4.950%, 06/01/2045	170	162
4.946%, SOFRRATE + 1.340%, 10/22/2035 (A)	1,522	1,510
4.603%, SOFRRATE + 1.040%, 10/22/2030 (A)	3,044	3,017
4.505%, SOFRRATE + 0.860%, 10/22/2028 (A)	2,283	2,270
4.452%, TSFR3M + 1.592%, 12/05/2029 (A)	740	731
4.250%, 10/01/2027	2,070	2,060
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	940	922
4.125%, 12/15/2026	2,420	2,398
3.882%, TSFR3M + 1.622%, 07/24/2038 (A)	215	189
3.625%, 12/01/2027	1,000	972
3.109%, SOFRRATE + 2.440%, 04/22/2051 (A)	210	147
2.956%, TSFR3M + 2.515%, 05/13/2031 (A)	1,635	1,478
2.947%, SOFRRATE + 1.170%, 02/24/2028 (A)	1,470	1,415
2.739%, TSFR3M + 1.510%, 10/15/2030 (A)	1,640	1,492
2.580%, TSFR3M + 1.250%, 04/22/2032 (A)	1,212	1,056
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	1,320	1,134

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	$1,960	$1,744
2.182%, SOFRRATE + 1.890%, 06/01/2028 (A)	1,775	1,669
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	1,280	1,266
2.069%, SOFRRATE + 1.015%, 06/01/2029 (A)	2,525	2,308
1.953%, SOFRRATE + 1.065%, 02/04/2032 (A)	425	358
1.578%, SOFRRATE + 0.885%, 04/22/2027 (A)	5,945	5,688
1.470%, SOFRRATE + 0.765%, 09/22/2027 (A)	3,180	3,000
1.045%, SOFRRATE + 0.800%, 11/19/2026 (A)	3,920	3,784
KKR Group Finance II LLC
5.500%, 02/01/2043 (C)	120	119
Lehman Brothers Holdings
6.500%, 12/31/2049 (G)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (G)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(F)(G)	20,630	–
Lloyds Bank PLC
3.500%, 05/14/2025	100	99
Lloyds Banking Group PLC
5.590%, H15T1Y + 1.200%, 11/26/2035 (A)	2,139	2,169
5.087%, H15T1Y + 0.850%, 11/26/2028 (A)	4,056	4,075
4.375%, 03/22/2028	680	671
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,596
Mastercard
4.550%, 01/15/2035	2,392	2,341
4.350%, 01/15/2032	2,790	2,741
3.850%, 03/26/2050	2,850	2,330
Mercury General
4.400%, 03/15/2027	1,720	1,693
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (C)	2,030	1,987
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (A)	3,510	3,516
4.080%, H15T1Y + 1.300%, 04/19/2028 (A)	720	709
3.837%, H15T1Y + 1.125%, 04/17/2026 (A)	700	697
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	4,317	4,409

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.449%, SOFRRATE + 1.630%, 07/20/2029 (A)	$2,292	$2,342
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	6,603	6,699
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	3,508	3,534
4.654%, SOFRRATE + 1.100%, 10/18/2030 (A)	3,647	3,615
2.484%, SOFRRATE + 1.360%, 09/16/2036 (A)	460	380
1.593%, SOFRRATE + 0.879%, 05/04/2027 (A)	1,520	1,452
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (A)	9,149	9,594
5.250%, SOFRRATE + 1.870%, 04/21/2034 (A)	3,490	3,524
5.164%, SOFRRATE + 1.590%, 04/20/2029 (A)	2,017	2,039
4.431%, TSFR3M + 1.890%, 01/23/2030 (A)	70	69
4.350%, 09/08/2026	1,105	1,097
3.772%, TSFR3M + 1.402%, 01/24/2029 (A)	280	272
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	3,165	2,978
3.591%, US0003M + 1.340%, 07/22/2028 (A)	270	261
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	10	9
2.511%, SOFRRATE + 1.200%, 10/20/2032 (A)	3,905	3,339
2.475%, SOFRRATE + 1.000%, 01/21/2028 (A)	725	691
2.239%, SOFRRATE + 1.178%, 07/21/2032 (A)	2,895	2,445
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	2,020	1,998
1.512%, SOFRRATE + 0.858%, 07/20/2027 (A)	1,235	1,171
Morgan Stanley Bank
4.968%, SOFRRATE + 0.930%, 07/14/2028 (A)	2,758	2,773
4.952%, SOFRRATE + 1.080%, 01/14/2028 (A)	3,773	3,789
Nasdaq
5.550%, 02/15/2034	4,025	4,152
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(C)	700	670
Nationwide Mutual Insurance
7.498%, US0003M + 2.290%, 12/15/2024 (A)(C)	4,407	4,409

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (A)	$2,180	$2,229
1.642%, H15T1Y + 0.900%, 06/14/2027 (A)	5,455	5,190
New York Life Global Funding
0.950%, 06/24/2025 (C)	550	539
New York Life Global Funding MTN
4.550%, 01/28/2033 (C)	1,565	1,534
New York Life Insurance
3.750%, 05/15/2050 (C)	650	501
Nordea Bank Abp
4.375%, 09/10/2029 (C)	3,584	3,535
Nordea Bank Abp MTN
6.300%, H15T5Y + 2.660%(A)(C)(F)	2,025	1,944
Northwestern Mutual Global Funding
5.160%, 05/28/2031 (C)	3,285	3,360
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (C)	2,788	2,185
PayPal Holdings
2.300%, 06/01/2030	2,235	1,984
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	1,105	1,235
5.676%, SOFRRATE + 1.902%, 01/22/2035 (A)	185	192
5.068%, SOFRRATE + 1.933%, 01/24/2034 (A)	150	149
4.812%, SOFRRATE + 1.259%, 10/21/2032 (A)	1,757	1,740
Principal Life Global Funding II
1.250%, 06/23/2025 (C)	270	265
Royal Bank of Canada
4.650%, SOFRINDX + 1.080%, 10/18/2030 (A)	1,903	1,894
4.522%, SOFRINDX + 0.860%, 10/18/2028 (A)	3,044	3,035
Royal Bank of Canada MTN
4.969%, SOFRRATE + 1.100%, 08/02/2030 (A)	2,731	2,753
Santander Holdings USA
6.342%, SOFRRATE + 2.138%, 05/31/2035 (A)	2,947	3,040
5.353%, SOFRRATE + 1.940%, 09/06/2030 (A)	2,790	2,785
Santander UK Group Holdings PLC
2.469%, SOFRRATE + 1.220%, 01/11/2028 (A)	370	351
1.673%, SOFRRATE + 0.989%, 06/14/2027 (A)	295	280
1.532%, H15T1Y + 1.250%, 08/21/2026 (A)	1,140	1,111
SBL Holdings
7.200%, 10/30/2034 (C)	1,650	1,643

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Societe Generale MTN
7.367%, 01/10/2053 (C)	$1,100	$1,131
2.625%, 01/22/2025 (C)	1,345	1,341
State Street
3.300%, 12/16/2024	310	310
Sumitomo Mitsui Trust Bank MTN
4.850%, 09/10/2034 (C)	1,245	1,233
4.500%, 09/10/2029 (C)	1,628	1,612
Swedbank
4.998%, 11/20/2029 (C)	2,424	2,449
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	148	170
4.900%, 09/15/2044 (C)	600	560
4.270%, 05/15/2047 (C)	175	147
3.300%, 05/15/2050 (C)	2,360	1,676
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	850	865
5.711%, SOFRRATE + 1.922%, 01/24/2035 (A)	787	812
4.260%, SOFRRATE + 1.456%, 07/28/2026 (A)	1,815	1,809
4.123%, SOFRRATE + 1.368%, 06/06/2028 (A)	440	433
UBS Group
5.379%, USISSO01 + 1.860%, 09/06/2045 (A)(C)	1,844	1,828
4.282%, 01/09/2028 (C)	1,695	1,671
4.194%, SOFRRATE + 3.730%, 04/01/2031 (A)(C)	1,200	1,152
3.750%, 03/26/2025	2,160	2,152
3.091%, SOFRRATE + 1.730%, 05/14/2032 (A)(C)	1,264	1,122
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (A)	2,955	3,085
5.678%, SOFRRATE + 1.860%, 01/23/2035 (A)	445	461
5.384%, SOFRRATE + 1.560%, 01/23/2030 (A)	1,510	1,539
4.839%, SOFRRATE + 1.600%, 02/01/2034 (A)	1,635	1,599
4.653%, SOFRRATE + 1.230%, 02/01/2029 (A)	1,825	1,818
Wells Fargo
7.950%, 11/15/2029	925	1,046
6.303%, SOFRRATE + 1.790%, 10/23/2029 (A)	759	798
5.606%, 01/15/2044	700	697
5.418%, TSFR3M + 0.762%, 01/15/2027 (A)	2,395	2,349
5.389%, SOFRRATE + 2.020%, 04/24/2034 (A)	935	947

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.375%, 11/02/2043	$190	$186
2.188%, SOFRRATE + 2.000%, 04/30/2026 (A)	610	603
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (A)	4,560	4,651
5.574%, SOFRRATE + 1.740%, 07/25/2029 (A)	746	765
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	4,035	4,138
5.198%, SOFRRATE + 1.500%, 01/23/2030 (A)	7,627	7,733
5.013%, TSFR3M + 4.502%, 04/04/2051 (A)	6,920	6,575
4.897%, SOFRRATE + 2.100%, 07/25/2033 (A)	6,580	6,505
4.650%, 11/04/2044	500	443
4.478%, TSFR3M + 4.032%, 04/04/2031 (A)	4,000	3,924
4.400%, 06/14/2046	200	169
3.584%, TSFR3M + 1.572%, 05/22/2028 (A)	1,205	1,170
3.526%, SOFRRATE + 1.510%, 03/24/2028 (A)	2,695	2,620
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	1,400	1,255
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	1,540	1,407
2.572%, TSFR3M + 1.262%, 02/11/2031 (A)	619	553
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	2,610	2,462

		624,465

Health Care — 2.0%
Abbott Laboratories
4.750%, 11/30/2036	440	436
AbbVie
5.500%, 03/15/2064	565	575
5.400%, 03/15/2054	1,410	1,431
5.050%, 03/15/2034	1,894	1,918
4.950%, 03/15/2031	1,137	1,151
4.800%, 03/15/2027	1,894	1,908
4.800%, 03/15/2029	1,894	1,911
4.550%, 03/15/2035	1,869	1,809
4.500%, 05/14/2035	2,762	2,658
4.250%, 11/21/2049	4,475	3,857
4.050%, 11/21/2039	793	706
3.200%, 11/21/2029	2,792	2,617
Amgen
6.375%, 06/01/2037	2,275	2,505
5.650%, 03/02/2053	6,647	6,780
5.600%, 03/02/2043	1,092	1,108
4.663%, 06/15/2051	104	92

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.400%, 05/01/2045	$900	$781
3.150%, 02/21/2040	2,415	1,866
2.000%, 01/15/2032	2,710	2,241
Astrazeneca Finance LLC
5.000%, 02/26/2034	1,531	1,548
Bayer US Finance II LLC
4.875%, 06/25/2048 (C)	4,728	3,897
4.625%, 06/25/2038 (C)	2,097	1,814
4.400%, 07/15/2044 (C)	2,750	2,138
Becton Dickinson
5.081%, 06/07/2029	809	821
4.685%, 12/15/2044	552	499
3.734%, 12/15/2024	446	446
Bristol-Myers Squibb
5.750%, 02/01/2031	2,040	2,155
5.100%, 02/22/2031	540	552
3.400%, 07/26/2029	253	241
3.200%, 06/15/2026	768	754
Centene
3.000%, 10/15/2030	3,456	3,014
Cigna Group
5.600%, 02/15/2054	1,377	1,381
4.900%, 12/15/2048	140	127
4.375%, 10/15/2028	1,260	1,248
3.400%, 03/15/2050	250	177
3.400%, 03/15/2051	1,050	740
3.250%, 04/15/2025	1,000	995
CommonSpirit Health
4.350%, 11/01/2042	440	384
CVS Health
6.050%, 06/01/2054	655	663
5.300%, 06/01/2033	1,456	1,445
5.125%, 07/20/2045	170	153
5.050%, 03/25/2048	12,390	10,981
5.000%, 02/20/2026	1,355	1,356
4.780%, 03/25/2038	1,525	1,385
4.300%, 03/25/2028	1,336	1,310
4.250%, 04/01/2050	630	494
4.125%, 04/01/2040	240	199
3.875%, 07/20/2025	929	923
3.750%, 04/01/2030	610	571
3.625%, 04/01/2027	240	234
3.250%, 08/15/2029	220	203
2.125%, 09/15/2031	660	542
1.875%, 02/28/2031	2,955	2,430
Elevance Health
5.850%, 11/01/2064	405	417
5.700%, 02/15/2055	811	832
5.375%, 06/15/2034	2,429	2,476
5.200%, 02/15/2035	205	206
5.150%, 06/15/2029	1,651	1,677
4.950%, 11/01/2031	1,621	1,623
4.750%, 02/15/2030	2,026	2,027

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 05/15/2042	$219	$198
4.550%, 05/15/2052	490	420
3.650%, 12/01/2027	330	321
3.350%, 12/01/2024	1,190	1,190
Eli Lilly
5.100%, 02/09/2064	837	813
5.000%, 02/09/2054	150	146
4.700%, 02/09/2034	1,667	1,652
4.600%, 08/14/2034	2,594	2,558
4.200%, 08/14/2029	2,388	2,367
Gilead Sciences
4.000%, 09/01/2036	765	695
HCA
5.900%, 06/01/2053	2,267	2,264
5.250%, 04/15/2025	750	751
5.250%, 06/15/2026	1,015	1,017
5.250%, 06/15/2049	6,146	5,638
4.125%, 06/15/2029	4,012	3,873
3.625%, 03/15/2032	1,209	1,090
3.500%, 09/01/2030	3,380	3,118
2.375%, 07/15/2031	1,015	857
Humana
4.950%, 10/01/2044	200	179
4.800%, 03/15/2047	50	43
4.500%, 04/01/2025	120	120
3.700%, 03/23/2029	6,150	5,862
2.150%, 02/03/2032	250	205
Mass General Brigham
3.192%, 07/01/2049	245	179
Merck
2.350%, 06/24/2040	1,582	1,113
Pfizer
4.000%, 12/15/2036	1,050	962
2.625%, 04/01/2030	720	654
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,495	1,451
5.300%, 05/19/2053	3,119	3,083
4.750%, 05/19/2033	6,416	6,349
Royalty Pharma PLC
1.200%, 09/02/2025	980	952
UnitedHealth Group
5.875%, 02/15/2053	2,647	2,826
5.750%, 07/15/2064	812	848
5.500%, 07/15/2044	398	407
5.375%, 04/15/2054	4,245	4,245
5.150%, 07/15/2034	6,240	6,351
4.625%, 07/15/2035	940	919
4.600%, 04/15/2027	1,564	1,571
3.050%, 05/15/2041	350	265
2.750%, 05/15/2040	1,505	1,115
Universal Health Services
1.650%, 09/01/2026	1,260	1,191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wyeth LLC
5.950%, 04/01/2037	$320	$345

		161,631

Industrials — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	2,334	2,418
4.950%, 09/10/2034	8,330	8,104
3.300%, 01/30/2032	248	220
3.000%, 10/29/2028	14,093	13,160
Air Lease
5.850%, 12/15/2027	1,325	1,364
5.300%, 02/01/2028	570	579
3.375%, 07/01/2025	490	486
3.250%, 03/01/2025	525	522
Air Lease MTN
3.000%, 02/01/2030	2,870	2,610
2.875%, 01/15/2026	3,019	2,954
2.300%, 02/01/2025	605	602
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	71	68
BAE Systems PLC
5.250%, 03/26/2031 (C)	2,595	2,632
Boeing
7.250%, 06/15/2025	107	108
6.528%, 05/01/2034 (C)	1,883	2,002
6.388%, 05/01/2031 (C)	2,450	2,581
6.298%, 05/01/2029 (C)	2,175	2,265
5.805%, 05/01/2050	3,506	3,352
5.150%, 05/01/2030	310	309
4.875%, 05/01/2025	1,550	1,548
3.750%, 02/01/2050	110	78
3.250%, 02/01/2035	750	605
3.200%, 03/01/2029	610	563
3.100%, 05/01/2026	230	223
2.800%, 03/01/2027	280	267
2.700%, 02/01/2027	340	323
2.196%, 02/04/2026	2,645	2,556
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	242
5.200%, 04/15/2054	794	793
4.550%, 09/01/2044	850	775
4.450%, 01/15/2053	299	265
3.650%, 09/01/2025	140	139
2.875%, 06/15/2052	610	404
Canadian Pacific Railway
6.125%, 09/15/2115	34	36
Caterpillar Financial Services
4.500%, 01/08/2027	823	826
4.450%, 10/16/2026	1,566	1,567
4.375%, 08/16/2029	1,566	1,559

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
5.000%, 05/14/2027	$2,277	$2,310
4.850%, 02/27/2029	1,500	1,521
Cintas No. 2
4.000%, 05/01/2032	1,124	1,073
Crowley Conro LLC
4.181%, 08/15/2043	699	622
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,282	2,120
Delta Air Lines/Skymiles
4.750%, 10/20/2028 (C)	2,731	2,713
4.500%, 10/20/2025 (C)	443	441
Emerson Electric
2.800%, 12/21/2051	705	463
General Dynamics
4.250%, 04/01/2040	1,700	1,543
General Electric MTN
5.265%, TSFR3M + 0.742%, 08/15/2036 (A)	3,035	2,831
Howmet Aerospace
4.850%, 10/15/2031	1,017	1,012
Huntington Ingalls Industries
5.749%, 01/15/2035	2,455	2,500
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	127	113
John Deere Capital
4.500%, 01/08/2027	1,578	1,585
4.500%, 01/16/2029	2,620	2,626
John Deere Capital MTN
5.150%, 09/08/2026	1,514	1,535
5.100%, 04/11/2034	1,893	1,939
5.050%, 06/12/2034	2,399	2,447
4.950%, 07/14/2028	594	604
4.900%, 06/11/2027	2,291	2,319
4.850%, 06/11/2029	1,522	1,545
4.150%, 09/15/2027	1,493	1,484
Lockheed Martin
5.200%, 02/15/2064	1,209	1,190
4.800%, 08/15/2034	1,561	1,553
4.150%, 06/15/2053	2,240	1,880
Northrop Grumman
5.250%, 05/01/2050	3,620	3,558
3.850%, 04/15/2045	770	629
3.250%, 01/15/2028	480	461
Otis Worldwide
3.112%, 02/15/2040	1,005	787
Owens Corning
5.950%, 06/15/2054	415	438
Raytheon Technologies
2.250%, 07/01/2030	680	598

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Republic Services
5.000%, 11/15/2029	$1,529	$1,552
1.450%, 02/15/2031	3,485	2,878
RTX
6.400%, 03/15/2054	1,543	1,761
3.950%, 08/16/2025	250	249
3.150%, 12/15/2024	320	320
Uber Technologies
5.350%, 09/15/2054	917	895
4.800%, 09/15/2034	5,201	5,091
Union Pacific
3.839%, 03/20/2060	970	740
3.750%, 02/05/2070	700	505
3.250%, 02/05/2050	1,065	768
2.891%, 04/06/2036	835	695
2.800%, 02/14/2032	965	858
2.375%, 05/20/2031	712	625
2.150%, 02/05/2027	270	257
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	3,344	3,457
United Parcel Service
5.200%, 04/01/2040	850	856
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	1,922	1,915
Waste Connections
5.000%, 03/01/2034	820	822
Waste Management
4.950%, 03/15/2035	2,835	2,840

		132,629

Information Technology — 1.4%
Accenture Capital
4.500%, 10/04/2034	1,670	1,624
4.250%, 10/04/2031	3,037	2,970
4.050%, 10/04/2029	1,898	1,865
3.900%, 10/04/2027	2,278	2,252
Analog Devices
5.300%, 04/01/2054	1,368	1,379
Apple
3.950%, 08/08/2052	1,432	1,205
2.650%, 05/11/2050	593	390
2.650%, 02/08/2051	458	299
2.375%, 02/08/2041	545	393
AppLovin
5.950%, 12/01/2054	2,500	2,567
Broadcom
5.150%, 11/15/2031	2,341	2,378
5.050%, 07/12/2029	2,731	2,762
4.926%, 05/15/2037 (C)	6,445	6,254
4.800%, 10/15/2034	3,991	3,904
4.550%, 02/15/2032	1,908	1,867

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 02/15/2028	$2,025	$1,997
4.150%, 11/15/2030	842	814
3.419%, 04/15/2033 (C)	744	662
3.150%, 11/15/2025	877	864
3.137%, 11/15/2035 (C)	2,520	2,096
2.450%, 02/15/2031 (C)	1,171	1,021
Cadence Design Systems
4.700%, 09/10/2034	2,792	2,741
4.300%, 09/10/2029	3,988	3,941
4.200%, 09/10/2027	1,436	1,427
Cisco Systems
5.050%, 02/26/2034	2,600	2,651
Constellation Software
5.158%, 02/16/2029 (C)	3,000	3,050
Hewlett Packard Enterprise
5.000%, 10/15/2034	6,840	6,749
Intel
5.900%, 02/10/2063	1,043	1,014
5.700%, 02/10/2053	1,492	1,424
5.625%, 02/10/2043	429	416
5.600%, 02/21/2054	758	719
5.200%, 02/10/2033	430	430
5.125%, 02/10/2030	600	607
4.750%, 03/25/2050	480	402
3.734%, 12/08/2047	119	85
3.050%, 08/12/2051	1,550	960
2.800%, 08/12/2041	643	435
1.600%, 08/12/2028	650	579
Intuit
5.500%, 09/15/2053	1,487	1,526
KLA
4.700%, 02/01/2034	1,512	1,500
3.300%, 03/01/2050	613	448
Kyndryl Holdings
2.050%, 10/15/2026	1,855	1,761
Micron Technology
5.375%, 04/15/2028	3,748	3,819
Microsoft
4.100%, 02/06/2037	245	235
3.450%, 08/08/2036	2,052	1,835
3.300%, 02/06/2027	720	706
2.921%, 03/17/2052	646	452
Oracle
6.900%, 11/09/2052	385	452
5.500%, 09/27/2064	785	761
5.375%, 09/27/2054	785	763
4.650%, 05/06/2030	610	609
4.000%, 07/15/2046	1,299	1,045
4.000%, 11/15/2047	330	263
3.950%, 03/25/2051	1,034	807
3.900%, 05/15/2035	4,600	4,143
3.800%, 11/15/2037	8,410	7,240
3.600%, 04/01/2040	1,114	905

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 04/01/2050	$1,430	$1,057
2.950%, 05/15/2025	695	689
2.950%, 04/01/2030	1,415	1,293
2.875%, 03/25/2031	1,860	1,659
2.800%, 04/01/2027	625	601
1.650%, 03/25/2026	1,570	1,509
Sprint Capital
8.750%, 03/15/2032	4,265	5,183
Texas Instruments
5.150%, 02/08/2054	755	749
5.000%, 03/14/2053	1,647	1,596
TSMC Arizona
2.500%, 10/25/2031	3,950	3,443
TSMC Global
1.375%, 09/28/2030 (C)	2,800	2,335
Vontier
1.800%, 04/01/2026	1,170	1,121

		117,698

Materials — 0.3%
Amcor Finance USA
3.625%, 04/28/2026	2,000	1,967
Anglo American Capital PLC
5.750%, 04/05/2034 (C)	2,145	2,209
4.000%, 09/11/2027 (C)	280	274
ArcelorMittal
6.350%, 06/17/2054	1,310	1,357
Berry Global
5.650%, 01/15/2034 (C)	1,010	1,034
4.875%, 07/15/2026 (C)	1,522	1,515
1.650%, 01/15/2027	1,785	1,675
Celanese US Holdings LLC
6.800%, 11/15/2030	3,850	4,054
6.050%, 03/15/2025	689	690
Dow Chemical
4.800%, 05/15/2049	585	518
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,087
Glencore Funding LLC
5.634%, 04/04/2034 (C)	1,266	1,300
International Flavors & Fragrances
5.000%, 09/26/2048	1,525	1,369
2.300%, 11/01/2030 (C)	4,675	4,009
LYB International Finance III LLC
4.200%, 05/01/2050	434	344
3.625%, 04/01/2051	276	197
MEGlobal BV MTN
2.625%, 04/28/2028 (C)	2,450	2,232
Newmont
5.350%, 03/15/2034	1,125	1,145

		27,976

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.7%
Agree LP
4.800%, 10/01/2032	$702	$685
2.600%, 06/15/2033	317	261
2.000%, 06/15/2028	1,167	1,060
American Assets Trust LP
3.375%, 02/01/2031	2,580	2,280
American Homes 4 Rent LP
5.500%, 07/15/2034	1,227	1,244
4.300%, 04/15/2052	578	474
3.625%, 04/15/2032	1,289	1,173
3.375%, 07/15/2051	1,120	780
2.375%, 07/15/2031	1,320	1,120
American Tower
5.550%, 07/15/2033	720	739
2.700%, 04/15/2031	940	826
1.875%, 10/15/2030	1,655	1,402
AvalonBay Communities MTN
2.450%, 01/15/2031	1,535	1,349
Brixmor Operating Partnership LP
2.500%, 08/16/2031	1,233	1,053
Camden Property Trust
2.800%, 05/15/2030	480	436
Crown Castle
5.800%, 03/01/2034	2,315	2,406
5.200%, 09/01/2034	1,565	1,555
2.900%, 04/01/2041	683	498
2.100%, 04/01/2031	4,370	3,673
Equinix
3.900%, 04/15/2032	2,380	2,234
ERP Operating
4.650%, 09/15/2034	1,033	1,004
Essex Portfolio LP
5.500%, 04/01/2034	787	804
2.550%, 06/15/2031	665	575
Extra Space Storage LP
3.900%, 04/01/2029	1,153	1,111
2.400%, 10/15/2031	130	110
2.200%, 10/15/2030	542	468
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,267
5.300%, 01/15/2029	545	545
4.000%, 01/15/2030	357	335
4.000%, 01/15/2031	85	78
Healthcare Realty Holdings LP
3.875%, 05/01/2025	1,100	1,090
3.625%, 01/15/2028	195	186
3.500%, 08/01/2026	1,010	987
Hudson Pacific Properties LP
4.650%, 04/01/2029	3,265	2,658
3.250%, 01/15/2030	180	133
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	1,780	1,807

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 02/01/2035	$1,145	$1,114
4.150%, 04/15/2032	1,283	1,201
2.000%, 08/15/2031	799	661
Kimco Realty OP LLC
4.850%, 03/01/2035	1,034	1,010
LXP Industrial Trust
6.750%, 11/15/2028	545	576
Realty Income
5.125%, 02/15/2034	1,217	1,224
4.900%, 07/15/2033	1,110	1,097
3.400%, 01/15/2030	772	724
2.850%, 12/15/2032	933	804
2.100%, 03/15/2028	723	667
Regency Centers LP
5.250%, 01/15/2034	1,513	1,535
2.950%, 09/15/2029	1,765	1,636
Sabra Health Care LP
3.900%, 10/15/2029	3,355	3,159
Simon Property Group
4.750%, 09/26/2034	1,345	1,308
Store Capital LLC
4.500%, 03/15/2028	741	722
2.750%, 11/18/2030	1,140	988
2.700%, 12/01/2031	448	374
Sun Communities Operating
4.200%, 04/15/2032	1,676	1,559
VICI Properties LP
5.625%, 05/15/2052	63	60
4.950%, 02/15/2030	65	64
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (C)	140	139
4.500%, 01/15/2028 (C)	216	211
4.125%, 08/15/2030 (C)	70	66
3.875%, 02/15/2029 (C)	575	543

		59,848

Utilities — 2.5%
Alabama Power
3.700%, 12/01/2047	1,980	1,559
American Electric Power
5.699%, 08/15/2025	1,745	1,753
American Transmission Systems
2.650%, 01/15/2032 (C)	515	446
Appalachian Power
5.650%, 04/01/2034	461	477
4.500%, 03/01/2049	60	51
4.450%, 06/01/2045	1,600	1,360
3.300%, 06/01/2027	3,000	2,899
Baltimore Gas and Electric
2.250%, 06/15/2031	999	861
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,845	2,520

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boston Gas
4.487%, 02/15/2042 (C)	$140	$119
Brooklyn Union Gas
6.415%, 07/18/2054 (C)	5,615	6,101
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	4,000	4,068
3.600%, 03/01/2052	738	561
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (C)	936	922
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (C)	1,708	1,733
Consolidated Edison of New York
5.700%, 05/15/2054	765	807
5.500%, 03/15/2034	1,907	1,991
5.500%, 03/15/2055	1,457	1,487
5.375%, 05/15/2034	1,150	1,194
4.450%, 03/15/2044	2,605	2,329
3.950%, 04/01/2050	210	174
3.350%, 04/01/2030	260	244
3.200%, 12/01/2051	223	155
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,478
Consumers Energy
4.700%, 01/15/2030	1,165	1,171
Consumers Securitization Funding LLC
5.550%, 03/01/2028	1,605	1,618
DTE Electric
3.650%, 03/01/2052	534	414
2.950%, 03/01/2050	1,166	797
DTE Energy
5.850%, 06/01/2034	1,072	1,127
1.050%, 06/01/2025	2,400	2,355
Duke Energy
3.500%, 06/15/2051	619	443
0.900%, 09/15/2025	1,955	1,896
Duke Energy Carolinas LLC
5.350%, 01/15/2053	1,497	1,505
4.250%, 12/15/2041	1,000	885
4.000%, 09/30/2042	257	218
3.550%, 03/15/2052	903	676
2.850%, 03/15/2032	1,240	1,096
2.550%, 04/15/2031	456	401
Duke Energy Florida LLC
2.400%, 12/15/2031	995	853
Duke Energy Indiana LLC
2.750%, 04/01/2050	880	563
Duke Energy Ohio
5.250%, 04/01/2033	5,110	5,241
Duke Energy Progress LLC
4.150%, 12/01/2044	1,750	1,492
3.700%, 10/15/2046	247	194
2.500%, 08/15/2050	1,007	622

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
East Ohio Gas
2.000%, 06/15/2030 (C)	$2,365	$2,042
Entergy Arkansas LLC
5.150%, 01/15/2033	1,498	1,531
2.650%, 06/15/2051	899	562
Entergy Louisiana LLC
5.150%, 09/15/2034	1,175	1,184
Entergy Texas
3.450%, 12/01/2027	1,625	1,557
Evergy Metro
5.300%, 10/01/2041	250	248
Evergy Missouri West
5.650%, 06/01/2034 (C)	2,695	2,795
Eversource Energy
5.950%, 02/01/2029	2,990	3,115
5.850%, 04/15/2031	1,520	1,584
4.600%, 07/01/2027	1,125	1,123
Exelon
3.950%, 06/15/2025	1,020	1,014
FirstEnergy
1.600%, 01/15/2026	300	288
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (C)	768	780
5.150%, 03/30/2026 (C)	749	750
4.000%, 04/15/2025 (C)	1,000	995
3.250%, 03/15/2028 (C)	973	929
FirstEnergy Transmission LLC
5.000%, 01/15/2035 (C)	4,460	4,428
Florida Power & Light
4.400%, 05/15/2028	3,270	3,263
Interstate Power and Light
5.700%, 10/15/2033	2,335	2,441
5.450%, 09/30/2054	1,420	1,422
Jersey Central Power & Light
2.750%, 03/01/2032 (C)	1,097	950
KeySpan Gas East
3.586%, 01/18/2052 (C)	4,825	3,394
2.742%, 08/15/2026 (C)	1,175	1,132
Louisville Gas and Electric
5.450%, 04/15/2033	5,055	5,242
Metropolitan Edison
4.300%, 01/15/2029 (C)	1,174	1,152
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,408
2.700%, 08/01/2052	865	554
Mississippi Power
4.250%, 03/15/2042	508	440
3.100%, 07/30/2051	1,197	826
NextEra Energy Capital Holdings
6.051%, 03/01/2025	2,190	2,196
5.250%, 03/15/2034	5,145	5,213
NiSource
5.800%, 02/01/2042	471	476

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 04/01/2034	$6,620	$6,735
Northern States Power
5.400%, 03/15/2054	604	620
NSTAR Electric
5.400%, 06/01/2034	1,153	1,191
Oncor Electric Delivery LLC
5.550%, 06/15/2054 (C)	593	611
Pacific Gas and Electric
6.100%, 01/15/2029	8,875	9,253
5.800%, 05/15/2034	2,925	3,041
4.950%, 07/01/2050	2,184	1,957
4.750%, 02/15/2044	336	295
4.200%, 06/01/2041	580	486
3.950%, 12/01/2047	2,303	1,779
3.500%, 08/01/2050	599	431
3.300%, 08/01/2040	90	69
2.500%, 02/01/2031	2,795	2,420
2.100%, 08/01/2027	3,055	2,851
PacifiCorp
2.900%, 06/15/2052	2,590	1,640
PECO Energy
4.150%, 10/01/2044	1,985	1,721
2.850%, 09/15/2051	1,205	797
Pennsylvania Electric
4.150%, 04/15/2025 (C)	995	990
Piedmont Natural Gas
5.100%, 02/15/2035	745	739
3.350%, 06/01/2050	2,538	1,799
2.500%, 03/15/2031	2,000	1,742
PPL Capital Funding
5.250%, 09/01/2034	1,643	1,661
Progress Energy
6.000%, 12/01/2039	310	327
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,373
2.700%, 05/01/2050	467	304
2.050%, 08/01/2050	276	157
1.900%, 08/15/2031	1,716	1,440
Public Service Enterprise Group
5.450%, 04/01/2034	1,285	1,312
Public Service of Oklahoma
3.150%, 08/15/2051	675	455
Sempra
6.550%, H15T5Y + 2.138%, 04/01/2055 (A)	812	814
Southern California Edison
4.125%, 03/01/2048	752	621
Southern California Gas
2.550%, 02/01/2030	4,605	4,175
Southern Gas Capital
4.950%, 09/15/2034	6,695	6,645
3.250%, 06/15/2026	1,550	1,516

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Electric Power
2.750%, 10/01/2026	$1,000	$964
1.650%, 03/15/2026	2,200	2,110
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,535
Texas Electric Market Stabilization Funding N LLC
4.265%, 08/01/2034 (C)	2,396	2,342
Union Electric
5.200%, 04/01/2034	3,000	3,062
Virginia Electric and Power
5.050%, 08/15/2034	782	785
5.000%, 04/01/2033	5,223	5,243
5.000%, 01/15/2034	5,170	5,173
4.650%, 08/15/2043	1,205	1,106
2.950%, 11/15/2051	999	663
Virginia Power Fuel Securitization LLC
5.088%, 05/01/2027	2,227	2,236
Wisconsin Electric Power
1.700%, 06/15/2028	670	612

		202,688

Total Corporate Obligations
(Cost $1,796,685) ($ Thousands)		1,750,472

ASSET-BACKED SECURITIES — 7.3%
Automotive — 2.3%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 10/16/2028	876	881
Ally Auto Receivables Trust, Ser 2024-2, Cl A3
4.140%, 07/16/2029	2,828	2,810
Ally Auto Receivables Trust, Ser 2024-2, Cl A4
4.140%, 10/15/2030	1,100	1,088
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (C)	870	870
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A3
4.900%, 09/17/2029 (C)	650	652
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	923	921
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	757	763
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	1,495	1,517

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (C)	$850	$858
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (C)	1,145	1,149
Avis Budget Rental Car Funding AESOP LLC, Ser 2024-3A, Cl A
5.230%, 12/20/2030 (C)	1,440	1,457
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	193	193
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	810	817
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	2,085	2,070
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	1,405	1,413
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (C)	1,120	1,109
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/2027 (C)	5,771	5,608
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (C)	2,148	2,164
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (C)	2,565	2,611
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (C)	525	528
Enterprise Fleet Financing LLC, Ser 2024-3, Cl A2
5.310%, 04/20/2027 (C)	1,820	1,831
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (C)	244	241
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A4
5.050%, 06/15/2027	772	777
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	797
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	3,281	3,283
Ford Credit Auto Owner Trust, Ser 2024-1, Cl A
4.870%, 08/15/2036 (C)(D)	4,075	4,118
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A3
4.610%, 08/15/2029	1,923	1,929
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A4
4.660%, 09/15/2030	1,296	1,304

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	$1,064	$1,066
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	677	682
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	1,055	1,055
GM Financial Revolving Receivables Trust, Ser 2024-1, Cl A
4.980%, 12/11/2036 (C)	1,078	1,094
GM Financial Revolving Receivables Trust, Ser 2024-2, Cl A
4.520%, 03/11/2037 (C)	1,956	1,952
GMF Floorplan Owner Revolving Trust, Ser 2024-4A, Cl A1
4.730%, 11/15/2029 (C)	2,992	3,003
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	858	855
Honda Auto Receivables Owner Trust, Ser 2024-2, Cl A3
5.270%, 11/20/2028	3,125	3,167
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	1,035	1,037
Huntington Bank Auto Credit-Linked Notes, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (C)	4,620	4,622
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (C)	60	60
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (C)	1,684	1,688
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (C)	1,422	1,442
Hyundai Auto Lease Securitization Trust, Ser 2024-C, Cl A3
4.620%, 04/17/2028 (C)	5,076	5,085
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,316
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	989	980
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	877
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	1,525	1,521

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	$858	$867
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (C)	242	239
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,853
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	1,493	1,504
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,102
Nissan Auto Receivables Owner Trust, Ser 2024-A, Cl A3
5.280%, 12/15/2028	3,349	3,390
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (C)	1,640	1,664
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (C)	265	264
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (C)	813	809
Santander Bank Auto Credit-Linked Notes, Ser 2023-B, Cl C
5.933%, 12/15/2033 (C)	3,470	3,499
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	26	26
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	297	297
Santander Drive Auto Receivables Trust, Ser 2024-3, Cl A3
5.630%, 01/16/2029	1,657	1,678
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A3
4.850%, 01/16/2029	1,722	1,726
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/2027 (C)	10,895	11,044
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (C)	630	633
SBNA Auto Lease Trust, Ser 2024-B, Cl A3
5.560%, 11/22/2027 (C)	2,305	2,334
SBNA Auto Lease Trust, Ser 2024-C, Cl A3
4.560%, 02/22/2028 (C)	5,834	5,827
SBNA Auto Lease Trust, Ser 2024-C, Cl A4
4.420%, 03/20/2029 (C)	1,062	1,058
SBNA Auto Receivables Trust, Ser 2024-A, Cl A3
5.320%, 12/15/2028 (C)	5,951	5,984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBNA Auto Receivables Trust, Ser 2024-A, Cl A4
5.210%, 04/16/2029 (C)	$433	$437
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A2
5.450%, 12/15/2027 (C)	2,037	2,042
SCCU Auto Receivables Trust, Ser 2024-1A, Cl A3
5.110%, 06/15/2029 (C)	1,355	1,361
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A3
4.950%, 05/21/2029 (C)	2,297	2,308
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A4
4.940%, 01/21/2031 (C)	389	392
SFS Auto Receivables Securitization Trust, Ser 2024-2A, Cl A3
5.330%, 11/20/2029 (C)	1,414	1,432
Tesla Auto Lease Trust, Ser 2024-B, Cl A3
4.820%, 10/20/2027 (C)	2,225	2,221
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (C)	10,690	10,521
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (C)	8,385	8,025
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (C)	4,760	4,817
Toyota Auto Loan Extended Note Trust, Ser 2024-1A, Cl A
5.160%, 11/25/2036 (C)	9,773	10,011
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	994	1,010
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	1,966	1,970
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	2,315	2,332
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (C)	2,975	2,963
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (C)	3,050	3,061
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	2,187	2,199
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A3
4.630%, 07/20/2029	2,843	2,853

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A4
4.670%, 06/20/2031	$1,087	$1,093
Wheels Fleet Lease Funding 1 LLC, Ser 2024-2A, Cl A1
4.870%, 06/21/2039 (C)	2,905	2,912
Wheels Fleet Lease Funding 1 LLC, Ser 2024-3A, Cl A1
4.800%, 09/19/2039 (C)	2,510	2,506
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	1,115	1,117
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	373	373
		189,015

Credit Cards — 0.8%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	2,970	2,953
American Express Credit Account Master Trust, Ser 2023-4, Cl A
5.150%, 09/15/2030	984	1,010
American Express Credit Account Master Trust, Ser 2024-1, Cl A
5.230%, 04/15/2029	3,190	3,248
American Express Credit Account Master Trust, Ser 2024-2, Cl A
5.240%, 04/15/2031	7,893	8,152
American Express Credit Account Master Trust, Ser 2024-3, Cl A
4.650%, 07/15/2029	5,385	5,413
BA Credit Card Trust, Ser 2023-A1, Cl A1
4.790%, 05/15/2028	825	828
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	12,714	12,838
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	4,503	4,556
CARDS II Trust, Ser 2024-1A, Cl A
5.303%, SOFRRATE + 0.680%, 07/15/2029 (A)(C)	4,475	4,487
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	4,535	4,591
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	6,463	6,508
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	3,475	3,527
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	4,274	4,321

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
WF Card Issuance Trust, Ser 2024-A2, Cl A
4.290%, 10/15/2029	$3,225	$3,212
World Financial Network Credit Card Master Note Trust, Ser 2024-B, Cl A
4.620%, 05/15/2031	1,552	1,552
World Financial Network Credit Card Master Trust, Ser 2024-A, Cl A
5.470%, 02/15/2031	597	608
		67,804

Mortgage Related Securities — 0.1%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (D)	10	10
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
5.422%, TSFR1M + 0.834%, 01/25/2035 (A)	482	481
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
5.544%, TSFR1M + 0.934%, 09/15/2029 (A)	119	116
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
5.022%, TSFR1M + 0.434%, 08/25/2036 (A)	648	221
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (D)	12	4
RASC Trust, Ser 2005-KS9, Cl M5
5.647%, TSFR1M + 0.744%, 10/25/2035 (A)	1,648	1,640
RASC Trust, Ser 2006-KS2, Cl M2
5.287%, TSFR1M + 0.699%, 03/25/2036 (A)	605	602
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	4	3
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
5.702%, TSFR1M + 1.114%, 10/25/2034 (A)	1,785	1,809
		4,886

Other Asset-Backed Securities — 4.1%

AccessLex Institute, Ser 2007-A, Cl A3
5.083%, TSFR3M + 0.562%, 05/25/2036 (A)	999	979
AGL CLO 33, Ser 2024-33A, Cl A1
6.559%, TSFR3M + 1.350%, 07/21/2037 (A)(C)	4,260	4,270
AGL CLO VI, Ser 2021-6A, Cl AR
6.079%, TSFR3M + 1.462%, 07/20/2034 (A)(C)	610	611

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (C)	$3,630	$3,439
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (C)	4,624	4,597
AMMC CLO 15, Ser 2021-15A, Cl BR3
6.568%, TSFR3M + 1.912%, 01/15/2032 (A)(C)	2,000	1,999
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.736%, TSFR3M + 1.080%, 04/15/2031 (A)(C)	2,240	2,241
Apidos CLO XXV, Ser 2024-25A, Cl A1R2
5.767%, TSFR3M + 1.150%, 10/20/2031 (A)(C)	3,612	3,611
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.929%, TSFR3M + 1.312%, 04/20/2034 (A)(C)	1,320	1,323
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
6.424%, TSFR1M + 1.814%, 11/15/2036 (A)(C)	4,831	4,813
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
6.256%, SOFR30A + 1.450%, 01/15/2037 (A)(C)	1,434	1,433
Ares LXIII CLO, Ser 2022-63A, Cl A1A
5.997%, TSFR3M + 1.380%, 04/20/2035 (A)(C)	2,750	2,757
Barings CLO, Ser 2024-4A, Cl A1R
5.806%, TSFR3M + 1.150%, 10/15/2030 (A)(C)	5,549	5,550
Cayuga Park CLO, Ser 2021-1A, Cl AR
6.029%, TSFR3M + 1.382%, 07/17/2034 (A)(C)	2,360	2,364
Cedar Funding VII CLO, Ser 2024-7A, Cl AR
5.697%, TSFR3M + 1.080%, 01/20/2031 (A)(C)	6,034	6,041
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.882%, 11/25/2034 (D)	77	75
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.882%, 11/25/2034 (D)	77	75
CIFC Funding, Ser 2021-3A, Cl A1R
6.009%, TSFR3M + 1.392%, 10/20/2034 (A)(C)	840	841
CIFC Funding, Ser 2021-4A, Cl A1A2
5.949%, TSFR3M + 1.332%, 04/20/2034 (A)(C)	350	351
CIFC Funding, Ser 2021-7A, Cl A1
6.018%, TSFR3M + 1.392%, 01/23/2035 (A)(C)	6,225	6,229
CIFC Funding, Ser 2024-1A, Cl A1R
6.046%, TSFR3M + 1.420%, 07/25/2037 (A)(C)	2,250	2,266

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2024-2A, Cl A1
6.152%, TSFR3M + 1.520%, 04/22/2037 (A)(C)	$2,400	$2,421
CIT Education Loan Trust, Ser 2007-1, Cl A
5.701%, SOFR90A + 0.352%, 03/25/2042 (A)(C)	683	672
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.732%, 03/25/2037 (D)	88	88
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	1,407	1,398
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	3,265	3,280
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
6.352%, TSFR1M + 1.764%, 11/26/2046 (A)(C)	359	360
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (C)	284	273
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (C)	614	577
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (C)	523	466
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (C)	347	311
College Avenue Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (C)	2,329	2,326
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.767%, 06/25/2040 (A)(C)	76	5
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
5.242%, TSFR1M + 0.654%, 12/25/2034 (A)	1,586	1,543
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
5.602%, TSFR1M + 1.014%, 10/25/2047 (A)	176	166
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (D)	17	16
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
6.001%, 12/25/2036 (D)	295	241
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (C)	760	772
DLLAD LLC, Ser 2024-1A, Cl A3
5.300%, 07/20/2029 (C)	4,120	4,188

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLMT LLC, Ser 2024-1A, Cl A4
4.980%, 04/20/2032 (C)	$1,380	$1,392
DLLST LLC, Ser 2024-1A, Cl A3
5.050%, 08/20/2027 (C)	740	743
Dryden 72 CLO, Ser 2024-72A, Cl ARR
5.624%, TSFR3M + 1.100%, 05/15/2032 (A)(C)	4,825	4,829
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
5.818%, TSFR3M + 1.162%, 04/15/2029 (A)(C)	2,275	2,275
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (C)	1,283	1,275
Elmwood CLO I, Ser 2024-1A, Cl A1RR
6.137%, TSFR3M + 1.520%, 04/20/2037 (A)(C)	2,220	2,236
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	178	170
Ford Credit Floorplan Master Owner Trust, Ser 2024-3, Cl A1
4.300%, 09/15/2029 (C)	4,599	4,568
Ford Credit Floorplan Master Owner Trust, Ser 2024-4, Cl A
4.400%, 09/15/2031 (C)	2,863	2,817
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.362%, TSFR1M + 0.774%, 01/25/2036 (A)	4,708	4,503
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
5.785%, TSFR3M + 1.150%, 04/24/2031 (A)(C)	3,714	3,721
Golub Capital Partners CLO, Ser 2023-66A, Cl A
6.576%, TSFR3M + 1.950%, 04/25/2036 (A)(C)	890	894
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (C)	546	527
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (C)	2,105	2,116
HPS Loan Management, Ser 2021-16A, Cl A1
6.028%, TSFR3M + 1.402%, 01/23/2035 (A)(C)	6,000	6,012
Invitation Homes Trust, Ser 2024-SFR1, Cl A
4.000%, 09/17/2041 (C)	4,183	4,004
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	1,013	952
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	1,309	1,178
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.832%, 08/25/2038 (A)(C)	314	6

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.817%, 04/25/2040 (A)(C)	$40	$3
Kings Park CLO, Ser 2021-1A, Cl A
6.009%, TSFR3M + 1.392%, 01/21/2035 (A)(C)	710	711
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
5.812%, TSFR3M + 1.180%, 10/18/2030 (A)(C)	4,031	4,036
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
5.869%, TSFR3M + 1.252%, 04/20/2032 (A)(C)	3,390	3,397
Magnetite XVII, Ser 2024-17A, Cl BR2
6.567%, TSFR3M + 1.950%, 04/20/2037 (A)(C)	2,840	2,848
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.008%, TSFR3M + 1.382%, 07/25/2034 (A)(C)	1,600	1,601
MF1, Ser 2020-FL4, Cl A
6.424%, TSFR1M + 1.814%, 12/15/2035 (A)(C)	478	478
MF1, Ser 2021-FL7, Cl A
5.805%, TSFR1M + 1.194%, 10/16/2036 (A)(C)	697	694
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (C)	1,476	1,473
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	452	449
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (C)	240	226
MVW LLC, Ser 2023-2A, Cl A
6.180%, 11/20/2040 (C)	1,313	1,340
Myers Park CLO, Ser 2018-1A, Cl B1
6.479%, TSFR3M + 1.862%, 10/20/2030 (A)(C)	890	890
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
6.324%, TSFR1M + 1.714%, 10/15/2031 (A)(C)	218	218
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
6.874%, TSFR1M + 2.264%, 12/15/2045 (A)(C)	129	129
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (C)	221	219
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (C)	1,965	1,925
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (C)	452	445

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (C)	$919	$896
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (C)	1,383	1,329
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (C)	1,631	1,553
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (C)	794	740
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (C)	889	822
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (C)	1,020	936
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (C)	2,466	2,222
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (C)	475	426
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (C)	1,819	1,628
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (C)	2,762	2,445
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (C)	1,759	1,546
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (C)	434	385
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (C)	1,560	1,411
Navient Student Loan Trust, Ser 2017-3A, Cl A3
5.899%, SOFR30A + 1.164%, 07/26/2066 (A)(C)	2,875	2,874
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (C)	465	452
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (C)	1,616	1,435
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (C)	604	620

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.625%, SOFR90A + 0.442%, 10/27/2036 (A)	$295	$293
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.605%, SOFR90A + 0.422%, 01/25/2037 (A)	722	718
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.555%, SOFR90A + 0.372%, 10/25/2033 (A)	2,020	2,000
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.733%, SOFR90A + 0.362%, 03/23/2037 (A)	2,106	2,089
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.753%, SOFR90A + 0.382%, 12/24/2035 (A)	1,505	1,494
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.813%, SOFR90A + 0.442%, 03/22/2032 (A)	266	258
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (C)	1,166	1,072
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.892%, TSFR1M + 0.304%, 04/25/2037 (A)	4,801	4,608
Oaktree CLO, Ser 2024-25A, Cl A
6.167%, TSFR3M + 1.550%, 04/20/2037 (A)(C)	2,490	2,508
OCP CLO, Ser 2024-6A, Cl A1R2
5.798%, TSFR3M + 1.150%, 10/17/2030 (A)(C)	2,119	2,119
Octagon 66, Ser 2023-1A, Cl A1R
6.235%, TSFR3M + 1.750%, 11/16/2036 (A)(C)	2,500	2,519
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
5.868%, TSFR3M + 1.212%, 07/15/2029 (A)(C)	192	192
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
5.778%, TSFR3M + 1.262%, 02/14/2031 (A)(C)	847	850
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (C)	581	584
Octane Receivables Trust, Ser 2024-2A, Cl A2
5.800%, 07/20/2032 (C)	1,030	1,039

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding VII, Ser 2022-7A, Cl AR
5.917%, TSFR3M + 1.300%, 02/24/2037 (A)(C)	$1,730	$1,732
Owl Rock CLO III, Ser 2024-3A, Cl AR
6.467%, TSFR3M + 1.850%, 04/20/2036 (A)(C)	2,030	2,042
Palmer Square CLO, Ser 2021-1A, Cl A1R
5.928%, TSFR3M + 1.412%, 11/14/2034 (A)(C)	2,430	2,434
Palmer Square CLO, Ser 2022-1A, Cl A
5.937%, TSFR3M + 1.320%, 04/20/2035 (A)(C)	5,800	5,812
PFS Financing, Ser 2022-A, Cl B
2.770%, 02/15/2027 (C)	1,563	1,554
Point Au Roche Park CLO, Ser 2021-1A, Cl A
5.959%, TSFR3M + 1.342%, 07/20/2034 (A)(C)	3,130	3,136
Rad CLO, Ser 2023-22A, Cl A1
6.447%, TSFR3M + 1.830%, 01/20/2037 (A)(C)	3,040	3,072
RAMP Trust, Ser 2007-RZ1, Cl A3
5.202%, TSFR1M + 0.614%, 02/25/2037 (A)	1,856	1,836
Recette CLO, Ser 2021-1A, Cl ARR
5.959%, TSFR3M + 1.342%, 04/20/2034 (A)(C)	760	761
Reese Park CLO, Ser 2021-1A, Cl AR
6.048%, TSFR3M + 1.392%, 10/15/2034 (A)(C)	3,690	3,689
Rockford Tower CLO, Ser 2019-2A, Cl AR2
5.651%, TSFR3M + 1.130%, 08/20/2032 (A)(C)	5,473	5,473
RR III, Ser 2018-3A, Cl A1R2
6.008%, TSFR3M + 1.352%, 01/15/2030 (A)(C)	205	205
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	758	735
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,410	1,321
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	854	835
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
9.474%, TSFR1M + 4.864%, 10/15/2041 (A)(C)	1,182	1,234
SLM Student Loan Trust, Ser 2003-4, Cl A5D
6.381%, SOFR90A + 1.012%, 03/15/2033 (A)(C)	443	436

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.831%, SOFR90A + 1.462%, 12/15/2033 (A)(C)	$1,611	$1,593
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.605%, SOFR90A + 0.422%, 01/25/2041 (A)	2,382	2,312
SLM Student Loan Trust, Ser 2008-2, Cl B
6.645%, SOFR90A + 1.462%, 01/25/2083 (A)	1,155	1,194
SLM Student Loan Trust, Ser 2008-3, Cl B
6.645%, SOFR90A + 1.462%, 04/26/2083 (A)	1,155	1,194
SLM Student Loan Trust, Ser 2008-4, Cl B
7.295%, SOFR90A + 2.112%, 04/25/2073 (A)	1,155	1,203
SLM Student Loan Trust, Ser 2008-5, Cl B
7.295%, SOFR90A + 2.112%, 07/25/2073 (A)	1,155	1,193
SLM Student Loan Trust, Ser 2008-6, Cl B
7.295%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,187
SLM Student Loan Trust, Ser 2008-7, Cl B
7.295%, SOFR90A + 2.112%, 07/26/2083 (A)	1,155	1,189
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
5.995%, SOFR90A + 0.812%, 10/25/2064 (A)(C)	1,903	1,903
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (C)	38	38
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
5.824%, TSFR1M + 1.214%, 09/15/2034 (A)(C)	39	39
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (C)	627	596
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (C)	1,884	1,745
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (C)	5,614	5,071
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (C)	2,423	2,157
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (C)	1,047	965
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (C)	1,675	1,503

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (C)	$871	$831
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (C)	2,436	2,251
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (C)	3,544	3,274
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/2056 (C)	1,700	1,713
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/2056 (C)	2,355	2,361
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (C)	18	17
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (C)	153	142
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (C)	1,305	1,125
South Carolina Student Loan, Ser 2015-A, Cl A
6.202%, TSFR1M + 1.614%, 01/25/2036 (A)	375	375
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (C)	3,772	3,679
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
5.252%, TSFR1M + 0.664%, 09/25/2034 (A)	1,990	1,897
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
5.042%, TSFR1M + 0.454%, 12/25/2036 (A)	819	805
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (C)	1,530	1,531
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (C)	2,330	2,349
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (C)	1,945	1,934
Trestles CLO VII, Ser 2024-7A, Cl A1
6.203%, TSFR3M + 1.380%, 10/25/2037 (A)(C)	2,180	2,190
TRTX Issuer, Ser 2022-FL5, Cl A
6.261%, TSFR1M + 1.650%, 02/15/2039 (A)(C)	3,931	3,912
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	183	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	$908	$861
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,177	1,125
U.S. Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	344	347
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	2,345	2,331
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	1,132	1,124
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	6,844	6,841
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	1,101	1,102
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	6,027	6,086
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (C)	4,885	5,034
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	2,815	2,881
Verizon Master Trust, Ser 2024-1, Cl A1A
5.000%, 12/20/2028	5,125	5,148
Verizon Master Trust, Ser 2024-2, Cl A
4.830%, 12/22/2031 (C)	1,950	1,973
Verizon Master Trust, Ser 2024-5, Cl A
5.000%, 06/21/2032 (C)	3,903	3,985
Verizon Master Trust, Ser 2024-6, Cl A1A
4.170%, 08/20/2030	3,182	3,161
Verizon Master Trust, Ser 2024-7, Cl A
4.350%, 08/20/2032 (C)	6,895	6,850
Voya CLO, Ser 2018-3A, Cl A1R2
5.856%, TSFR3M + 1.200%, 10/15/2031 (A)(C)	1,624	1,625
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.992%, TSFR1M + 0.404%, 07/25/2036 (A)	4,352	4,325
		331,072

Total Asset-Backed Securities
(Cost $593,210) ($ Thousands)		592,777

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FHLB DN
4.470%, 01/15/2025(H)	25,000	24,856
FHLMC
0.000%, 07/15/2031(B)	600	449
FNMA
0.000%, 11/15/2030(B)	8,487	6,561

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)	$1,930	$1,545
Resolution Funding Principal STRIP
0.000%, 04/15/2030(B)	4,240	3,354

Total U.S. Government Agency Obligations
(Cost $38,519) ($ Thousands)		36,765

SOVEREIGN DEBT — 0.2%

Bermuda Government International Bond
5.000%, 07/15/2032(C)	341	331
Export Finance & Insurance
4.625%, 10/26/2027(C)	2,494	2,521
Israel Government International Bond
5.750%, 03/12/2054	646	618
5.500%, 03/12/2034	2,084	2,082
4.500%, 01/17/2033	1,661	1,559
3.875%, 07/03/2050	763	558
Mexico Government International Bond
4.750%, 03/08/2044	466	372
4.600%, 01/23/2046	1,364	1,042
4.600%, 02/10/2048	803	610
3.500%, 02/12/2034	3,849	3,157
2.659%, 05/24/2031	2,681	2,231
Oriental Republic of Uruguay
5.250%, 09/10/2060	1,196	1,139
Paraguay Government International Bond
5.400%, 03/30/2050(C)	3,401	3,015

Total Sovereign Debt
(Cost $19,178) ($ Thousands)		19,235

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	1,160	931
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	1,260	1,030
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	4,660	3,246

		5,207

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,245	2,519

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	$1,170	$1,363

New York — 0.1%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	1,600	1,443
New York City, Ser A, GO
3.000%, 08/01/2034	870	751
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	929
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.508%, 08/01/2037	1,940	1,977

		5,100

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	638

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,346
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	373

		1,719

Virginia — 0.0%
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	52	51

Total Municipal Bonds
(Cost $19,303) ($ Thousands)		16,597

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 6.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	545,450,513	$545,451
Total Cash Equivalent
(Cost $545,451) ($ Thousands)		545,451
Total Investments in Securities — 110.6%
(Cost $9,170,973) ($ Thousands)		$9,002,022

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	5,261	Mar-2025	$1,081,634	$1,084,342	$2,708
U.S. 5-Year Treasury Note	3,376	Mar-2025	360,860	363,263	2,403
U.S. 10-Year Treasury Note	315	Mar-2025	34,710	35,024	314
U.S. Ultra Long Treasury Bond	199	Mar-2025	24,582	25,309	727
Ultra 10-Year U.S. Treasury Note	12	Mar-2025	1,353	1,378	25
			1,503,139	1,509,316	6,177
Short Contracts
U.S. Long Treasury Bond	(603)	Mar-2025	$(70,151)	$(72,058)	$(1,907)
Ultra 10-Year U.S. Treasury Note	(1,912)	Mar-2025	(216,973)	(219,492)	(2,519)
			(287,124)	(291,550)	(4,426)
			$1,216,015	$1,217,766	$1,751

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2024 is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFR	Annually	12/20/2053	USD	13,117	$187	$–	$187

Percentages are based on Net Assets of $8,136,971 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $949,635 ($ Thousands), representing 11.7% of the Net Assets of the Fund.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	No interest rate available.
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Interest rate represents the security's effective yield at the time of purchase.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Core Fixed Income Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	3,418,298	–	3,418,298
U.S. Treasury Obligations	–	2,622,427	–	2,622,427
Corporate Obligations	–	1,750,472	–	1,750,472
Asset-Backed Securities	–	592,777	–	592,777
U.S. Government Agency Obligations	–	36,765	–	36,765
Sovereign Debt	–	19,235	–	19,235
Municipal Bonds	–	16,597	–	16,597
Cash Equivalent	545,451	–	–	545,451
Total Investments in Securities	545,451	8,456,571	–	9,002,022

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	6,177	–	–	6,177
Unrealized Depreciation	(4,426)	–	–	(4,426)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	187	–	187
Total Other Financial Instruments	1,751	187	–	1,938

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$13	$—	$(33)	$6	$14	$—	$3	$—
SEI Daily Income Trust, Government Fund, Institutional Class	164,770	5,110,062	(4,729,381)	—	—	545,451	7,808	—
Totals	$164,783	$5,110,062	$(4,729,414)	$6	$14	$545,451	$7,811	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 76.4%
Communication Services — 14.1%
Altice Financing
5.750%, 08/15/2029 (A)	$2,740	$2,076
5.000%, 01/15/2028 (A)	4,803	3,834
Altice France
8.125%, 02/01/2027 (A)	461	387
5.500%, 01/15/2028 (A)	2,447	1,898
5.500%, 10/15/2029 (A)	1,670	1,284
5.125%, 07/15/2029 (A)	3,654	2,785
Altice France Holding
10.500%, 05/15/2027 (A)	2,112	605
AMC Entertainment Holdings
10.000%cash/0% PIK, 06/15/2026 (A)	630	640
AMC Networks
10.250%, 01/15/2029 (A)	587	624
ANGI Group LLC
3.875%, 08/15/2028 (A)	2,282	2,072
Arches Buyer
6.125%, 12/01/2028 (A)	148	134
4.250%, 06/01/2028 (A)	1,772	1,654
Beasley Mezzanine Holdings LLC
9.200%, 08/01/2028 (A)	4,279	2,188
Belo
7.250%, 09/15/2027	442	459
CCO Holdings LLC
7.375%, 03/01/2031 (A)	3,944	4,093
6.375%, 09/01/2029 (A)	2,650	2,663
5.375%, 06/01/2029 (A)	1,006	979
5.125%, 05/01/2027 (A)	9,072	8,949
5.000%, 02/01/2028 (A)	5,083	4,967
4.750%, 03/01/2030 (A)	2,405	2,235
4.500%, 08/15/2030 (A)	8,227	7,487
4.500%, 05/01/2032	145	128
4.250%, 02/01/2031 (A)	7,357	6,588
4.250%, 01/15/2034 (A)	5,145	4,290
Charter Communications Operating LLC / Charter Communications Operating Capital
6.550%, 06/01/2034	3,090	3,239
6.384%, 10/23/2035	1,797	1,848
Cinemark USA
7.000%, 08/01/2032 (A)	109	113
5.250%, 07/15/2028 (A)	260	254
Clear Channel Outdoor Holdings Inc.
9.000%, 09/15/2028 (A)	44	47
7.750%, 04/15/2028 (A)	553	509
7.500%, 06/01/2029 (A)	877	776
5.125%, 08/15/2027 (A)	1,272	1,242
CMG Media
8.875%, 06/18/2029 (A)	7,065	4,883
Consolidated Communications
6.500%, 10/01/2028 (A)	909	885

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSC Holdings LLC
11.250%, 05/15/2028 (A)	$6,017	$5,954
7.500%, 04/01/2028 (A)	1,340	968
6.500%, 02/01/2029 (A)	4,353	3,733
5.750%, 01/15/2030 (A)	6,375	3,812
4.500%, 11/15/2031 (A)	909	682
4.125%, 12/01/2030 (A)	97	73
3.375%, 02/15/2031 (A)	1,337	970
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)(B)	3,251	16
5.375%, 08/15/2026 (A)(B)	5,040	25
Directv Financing LLC
8.875%, 02/01/2030 (A)	1,790	1,801
5.875%, 08/15/2027 (A)	2,062	2,026
DISH DBS
7.750%, 07/01/2026	2,890	2,486
7.375%, 07/01/2028	1,070	809
5.750%, 12/01/2028 (A)	3,493	3,044
5.250%, 12/01/2026 (A)	4,141	3,807
5.125%, 06/01/2029	1,330	881
DISH Network
11.750%, 11/15/2027 (A)	12,201	12,963
EchoStar
6.750%, 11/30/2030	445	401
3.875%, 11/30/2030	779	866
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	316	337
6.750%, 05/01/2029 (A)	3,281	3,322
6.000%, 01/15/2030 (A)	1,516	1,523
5.875%, 10/15/2027 (A)	32	32
5.875%, 11/01/2029	178	178
5.000%, 05/01/2028 (A)	1,222	1,210
GCI LLC
4.750%, 10/15/2028 (A)	944	893
Gray Television
10.500%, 07/15/2029 (A)	2,685	2,733
7.000%, 05/15/2027 (A)	2,329	2,282
5.375%, 11/15/2031 (A)	5,694	3,390
4.750%, 10/15/2030 (A)	7,238	4,276
Hughes Satellite Systems
6.625%, 08/01/2026	130	106
iHeartCommunications
8.375%, 05/01/2027	1,290	751
6.375%, 05/01/2026	1,335	1,158
5.250%, 08/15/2027 (A)	575	411
Iliad Holding SASU
8.500%, 04/15/2031 (A)	1,550	1,650
7.000%, 10/15/2028 (A)	1,805	1,833
7.000%, 04/15/2032 (A)	2,355	2,381
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	2,412	2,242
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	1,629	1,482

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Level 3 Financing
11.000%, 11/15/2029 (A)	$2,684	$3,050
10.500%, 04/15/2029 (A)	6,094	6,818
10.500%, 05/15/2030 (A)	4,690	5,147
4.875%, 06/15/2029 (A)	3,641	3,181
4.500%, 04/01/2030 (A)	1,145	957
3.875%, 10/15/2030 (A)	1,756	1,400
3.750%, 07/15/2029 (A)	1,010	790
3.625%, 01/15/2029	795	634
Live Nation Entertainment
6.500%, 05/15/2027 (A)	1,693	1,718
5.625%, 03/15/2026 (A)	466	465
4.750%, 10/15/2027 (A)	1,963	1,922
3.750%, 01/15/2028 (A)	558	529
Lumen Technologies
10.000%, 10/15/2032 (A)	907	905
5.375%, 06/15/2029 (A)	466	394
4.500%, 01/15/2029 (A)	165	138
4.125%, 04/15/2029 (A)	657	594
4.125%, 04/15/2030 (A)	2,015	1,778
McGraw-Hill Education
7.375%, 09/01/2031 (A)	645	668
5.750%, 08/01/2028 (A)	3,685	3,609
Midcontinent Communications
8.000%, 08/15/2032 (A)	2,967	3,114
Nexstar Media
5.625%, 07/15/2027 (A)	1,493	1,472
4.750%, 11/01/2028 (A)	3,063	2,892
Optics Bidco
6.375%, 11/15/2033 (A)	916	916
6.000%, 09/30/2034 (A)	1,352	1,312
Paramount Global
5.500%, 05/15/2033	1,510	1,455
4.950%, 01/15/2031	4,023	3,830
Rakuten Group
11.250%, 02/15/2027 (A)	2,574	2,806
Sable International Finance
7.125%, 10/15/2032 (A)	1,425	1,428
Scripps Escrow
5.875%, 07/15/2027 (A)	2,911	2,221
Scripps Escrow II
3.875%, 01/15/2029 (A)	4,371	3,133
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	136
8.500%cash/0% PIK, 10/01/2027 (A)	849	755
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,311	1,281
5.000%, 08/01/2027 (A)	2,441	2,399
4.125%, 07/01/2030 (A)	2,746	2,478
4.000%, 07/15/2028 (A)	1,425	1,338
3.875%, 09/01/2031 (A)	3,330	2,883
3.125%, 09/01/2026 (A)	1,400	1,346

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	$4,965	$3,227
Stagwell Global LLC
5.625%, 08/15/2029 (A)	595	574
TEGNA
4.625%, 03/15/2028	1,796	1,707
Telecom Italia Capital
6.000%, 09/30/2034	88	86
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	2,600	2,519
Telesat Canada
6.500%, 10/15/2027 (A)	2,253	732
5.625%, 12/06/2026 (A)	3,439	1,755
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,540	1,768
U.S. Cellular
6.700%, 12/15/2033	405	439
Univision Communications
8.000%, 08/15/2028 (A)	2,706	2,761
Univision Communications Inc
7.375%, 06/30/2030 (A)	488	471
4.500%, 05/01/2029 (A)	1,152	1,034
Urban One
7.375%, 02/01/2028 (A)	7,775	5,067
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	1,037
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	669
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	4,121	3,943
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	3,505	3,038
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	2,655	2,676
Windstream Services LLC
8.250%, 10/01/2031 (A)	1,364	1,424
Zayo Group Holdings
4.000%, 03/01/2027 (A)	9,511	8,968
Zayo Group Holdings Inc
6.125%, 03/01/2028 (A)	2,995	2,763

		272,872

Consumer Discretionary — 12.0%
1011778 BC ULC / New Red Finance
5.625%, 09/15/2029 (A)	1,818	1,819
4.375%, 01/15/2028 (A)	1,480	1,428
Academy
6.000%, 11/15/2027 (A)	1,770	1,766
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	2,095	2,188
7.000%, 04/15/2028 (A)	69	71
4.875%, 08/15/2026 (A)	690	683

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ADT Security
4.125%, 08/01/2029 (A)	$550	$515
Adtalem Global Education
5.500%, 03/01/2028 (A)	865	850
Amer Sports
6.750%, 02/16/2031 (A)	2,053	2,098
American Axle & Manufacturing
6.875%, 07/01/2028	447	447
6.500%, 04/01/2027	528	528
5.000%, 10/01/2029	179	166
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	970	931
Aramark Services
5.000%, 04/01/2025 (A)	760	758
5.000%, 02/01/2028 (A)	518	507
Asbury Automotive Group
4.750%, 03/01/2030	217	206
4.625%, 11/15/2029 (A)	1,298	1,232
4.500%, 03/01/2028	2,421	2,353
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	2,261	2,276
4.625%, 08/01/2029 (A)	1,435	1,341
4.625%, 04/01/2030 (A)	932	864
Aston Martin Capital Holdings
10.000%, 03/31/2029 (A)	3,607	3,544
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)	2,600	–
Bath & Body Works
7.600%, 07/15/2037	1,280	1,301
7.500%, 06/15/2029	542	561
6.875%, 11/01/2035	1,149	1,201
6.750%, 07/01/2036	3,280	3,402
6.625%, 10/01/2030 (A)	2,003	2,051
5.250%, 02/01/2028	291	290
Boyne USA
4.750%, 05/15/2029 (A)	1,315	1,257
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	205	194
4.875%, 02/15/2030 (A)	2,335	2,192
Caesars Entertainment
7.000%, 02/15/2030 (A)	3,185	3,285
6.500%, 02/15/2032 (A)	331	338
6.000%, 10/15/2032 (A)	2,289	2,250
4.625%, 10/15/2029 (A)	348	327
Carnival
10.500%, 06/01/2030 (A)	70	75
7.000%, 08/15/2029 (A)	148	155
6.000%, 05/01/2029 (A)	6,812	6,836
5.750%, 03/01/2027 (A)	578	580
4.000%, 08/01/2028 (A)	1,908	1,816
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	2,709	2,908

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carvana, Strike Price Fixed
14.000%cash/0% PIK, 06/01/2031 (A)	$3,178	$3,802
CD&R Smokey Buyer
9.500%, 10/15/2029 (A)	382	385
Cedar Fair
5.375%, 04/15/2027	220	219
5.250%, 07/15/2029	245	238
Churchill Downs
4.750%, 01/15/2028 (A)	1,732	1,691
Clarios Global
8.500%, 05/15/2027 (A)	4,995	5,021
6.750%, 05/15/2028 (A)	336	344
6.250%, 05/15/2026 (A)	652	653
Cooper-Standard Automotive
13.500%cash/0% PIK, 03/31/2027 (A)	2,708	2,868
5.625%cash/0% PIK, 05/15/2027 (A)	1,583	1,323
Cougar JV Subsidiary LLC
8.000%, 05/15/2032 (A)	3,382	3,548
Dana
5.625%, 06/15/2028	307	305
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	619	490
eG Global Finance
12.000%, 11/30/2028 (A)	3,510	3,935
Empire Resorts
7.750%, 11/01/2026 (A)	2,930	2,789
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	400	374
4.625%, 01/15/2029 (A)	1,906	1,791
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(C)	3,481	–
Ford Motor Credit LLC
7.200%, 06/10/2030	200	214
6.950%, 03/06/2026	200	204
6.950%, 06/10/2026	223	228
5.125%, 06/16/2025	690	690
4.687%, 06/09/2025	1,245	1,242
4.542%, 08/01/2026	1,481	1,464
4.134%, 08/04/2025	700	695
3.375%, 11/13/2025	207	203
2.300%, 02/10/2025	500	497
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	644
Foundation Building Materials
6.000%, 03/01/2029 (A)	1,282	1,147
Gap
3.625%, 10/01/2029 (A)	1,030	936
Genting New York LLC
7.250%, 10/01/2029 (A)	1,360	1,397
Goodyear Tire & Rubber
5.250%, 04/30/2031	196	180
5.250%, 07/15/2031	672	618
5.000%, 07/15/2029	445	417

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Group 1 Automotive
6.375%, 01/15/2030 (A)	$143	$145
GrubHub Holdings
5.500%, 07/01/2027 (A)	4,255	3,907
Hilton Domestic Operating
6.125%, 04/01/2032 (A)	406	410
5.875%, 04/01/2029 (A)	131	132
5.875%, 03/15/2033 (A)	2,604	2,608
5.750%, 05/01/2028 (A)	346	346
4.875%, 01/15/2030	135	131
4.000%, 05/01/2031 (A)	5,520	5,055
3.750%, 05/01/2029 (A)	3,391	3,159
IHO Verwaltungs GmbH
8.000%, 11/15/2032 (A)	200	203
7.750%, 11/15/2030 (A)	200	200
International Game Technology
5.250%, 01/15/2029 (A)	1,505	1,478
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,270	3,198
Landsea Homes
8.875%, 04/01/2029 (A)	1,405	1,441
Latam Airlines Group
7.875%, 04/15/2030 (A)	2,685	2,751
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	2,114	1,978
LCM Investments Holdings II LLC
8.250%, 08/01/2031 (A)	2,595	2,713
4.875%, 05/01/2029 (A)	2,835	2,676
LGI Homes
8.750%, 12/15/2028 (A)	2,545	2,700
Liberty Interactive LLC
8.500%, 07/15/2029	750	398
8.250%, 02/01/2030	4,690	2,354
MGM Resorts International
6.500%, 04/15/2032	962	972
6.125%, 09/15/2029	1,657	1,675
4.750%, 10/15/2028	2,195	2,130
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	2,113
NCL
8.375%, 02/01/2028 (A)	2,320	2,428
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	354
Newell Brands
6.875%, 04/01/2036	105	107
6.625%, 09/15/2029	217	223
6.625%, 05/15/2032	92	94
6.375%, 09/15/2027	162	164
6.375%, 05/15/2030	137	139
5.700%, 04/01/2026	638	641
Nordstrom
4.375%, 04/01/2030	848	775

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Papa John's International
3.875%, 09/15/2029 (A)	$872	$795
PetSmart
7.750%, 02/15/2029 (A)	250	246
4.750%, 02/15/2028 (A)	2,256	2,153
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	528	527
QVC
6.875%, 04/15/2029 (A)	1,693	1,436
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	1,815	1,636
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	2,580	2,729
Rite Aid
15.000%cash/0% PIK, 08/30/2031 (C)	1,891	793
12.057%cash/0% PIK, TSFR3M + 7.000%, 08/30/2031 (A)(C)(E)	451	413
8.000%, 10/18/2024 (A)(B)(C)	1,286	–
8.000%, 11/15/2026 (A)(B)(C)	3,328	–
7.500%, 07/01/2025 (A)(B)(C)	1,259	–
Royal Caribbean Cruises
6.250%, 03/15/2032 (A)	275	281
6.000%, 02/01/2033 (A)	5,098	5,162
5.625%, 09/30/2031 (A)	274	274
Sabre GLBL
10.750%, 11/15/2029 (A)	6,261	6,314
Sally Holdings LLC
6.750%, 03/01/2032	1,730	1,767
Service International
5.750%, 10/15/2032	1,460	1,455
Shea Homes
4.750%, 04/01/2029	1,323	1,268
Six Flags Entertainment
7.250%, 05/15/2031 (A)	5,078	5,242
6.625%, 05/01/2032 (A)	1,720	1,763
5.500%, 04/15/2027 (A)	30	30
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	74	74
Sonic Automotive
4.875%, 11/15/2031 (A)	32	29
4.625%, 11/15/2029 (A)	490	461
Specialty Building Products Holdings LLC
7.750%, 10/15/2029 (A)	2,507	2,575
Staples
12.750%, 01/15/2030 (A)	775	639
10.750%, 09/01/2029 (A)	1,930	1,903
Station Casinos LLC
6.625%, 03/15/2032 (A)	2,183	2,188
4.625%, 12/01/2031 (A)	334	302
4.500%, 02/15/2028 (A)	1,690	1,615
StoneMor
8.500%, 05/15/2029 (A)	3,860	3,476

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Studio City Finance
5.000%, 01/15/2029 (A)	$2,730	$2,475
Superior Plus
4.500%, 03/15/2029 (A)	368	339
SWF Holdings I
6.500%, 10/01/2029 (A)	795	509
Taylor Morrison Communities
5.125%, 08/01/2030 (A)	319	311
Tempur Sealy International
4.000%, 04/15/2029 (A)	860	800
3.875%, 10/15/2031 (A)	264	234
Vail Resorts
6.500%, 05/15/2032 (A)	195	200
Victoria's Secret
4.625%, 07/15/2029 (A)	4,879	4,413
Viking Cruises
5.875%, 09/15/2027 (A)	656	651
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	1,900	1,876
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	2,951	2,954
6.375%, 02/01/2030 (A)	3,203	2,825
Wand NewCo 3
7.625%, 01/30/2032 (A)	1,703	1,763
Wayfair LLC
7.250%, 10/31/2029 (A)	142	144
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(B)	180	7
9.000%, 11/15/2026 (A)(B)	936	384
8.500%, 11/15/2024 (A)(B)	143	17
White Capital Parent LLC
8.250%cash/0% PIK, 03/15/2026 (A)	2,775	2,772
Wolverine World Wide
4.000%, 08/15/2029 (A)	1,877	1,652
Wynn Las Vegas LLC
5.250%, 05/15/2027 (A)	2,454	2,439
Wynn Macau
5.125%, 12/15/2029 (A)	1,700	1,578
Wynn Resorts Finance LLC
7.125%, 02/15/2031 (A)	1,592	1,681
6.250%, 03/15/2033 (A)	571	570
5.125%, 10/01/2029 (A)	706	688
Yum! Brands
6.875%, 11/15/2037	1,840	2,042
5.375%, 04/01/2032	2,736	2,683

		231,493

Consumer Staples — 2.4%
Albertsons Cos
5.875%, 02/15/2028 (A)	176	175
4.875%, 02/15/2030 (A)	2,975	2,865
4.625%, 01/15/2027 (A)	1,154	1,131
3.500%, 03/15/2029 (A)	683	631

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Central Garden & Pet
5.125%, 02/01/2028	$1,150	$1,132
4.125%, 10/15/2030	247	228
Chobani Holdco II LLC
8.750%, 10/01/2029 (A)	580	613
Chobani LLC
7.625%, 07/01/2029 (A)	849	894
Coty
6.625%, 07/15/2030 (A)	2,498	2,557
Edgewell Personal Care
5.500%, 06/01/2028 (A)	605	597
4.125%, 04/01/2029 (A)	232	216
Energizer Holdings
6.500%, 12/31/2027 (A)	172	174
4.750%, 06/15/2028 (A)	956	925
4.375%, 03/31/2029 (A)	830	780
EquipmentShare.com
8.000%, 03/15/2033 (A)	159	163
Fiesta Purchaser
9.625%, 09/15/2032 (A)	1,373	1,448
HLF Financing Sarl LLC
12.250%, 04/15/2029 (A)	2,668	2,813
HRB Winddown
8.875%, 03/15/2025 (A)(B)	800	–
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,925	1,793
New Albertsons
8.700%, 05/01/2030	1,149	1,243
8.000%, 05/01/2031	995	1,065
Performance Food Group
6.125%, 09/15/2032 (A)	2,289	2,309
5.500%, 10/15/2027 (A)	624	621
4.250%, 08/01/2029 (A)	1,910	1,796
Post Holdings
6.375%, 03/01/2033 (A)	1,124	1,120
6.250%, 02/15/2032 (A)	99	100
5.625%, 01/15/2028 (A)	259	261
5.500%, 12/15/2029 (A)	2,778	2,709
4.625%, 04/15/2030 (A)	244	229
Raven Acquisition Holdings LLC
6.875%, 11/15/2031 (A)	3,228	3,229
Sigma Holdco BV
7.875%, 05/15/2026 (A)	3,311	3,290
Simmons Foods
4.625%, 03/01/2029 (A)	4,031	3,733
Triton Water Holdings
6.250%, 04/01/2029 (A)	2,463	2,450
US Foods
6.875%, 09/15/2028 (A)	128	133
4.750%, 02/15/2029 (A)	50	48
4.625%, 06/01/2030 (A)	440	419
Walgreens Boots Alliance
8.125%, 08/15/2029	1,390	1,399

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.800%, 11/18/2044	$235	$171

		45,460

Energy — 10.5%
Aethon United BR
7.500%, 10/01/2029 (A)	5,754	5,968
Antero Midstream Partners
5.750%, 03/01/2027 (A)	250	249
5.750%, 01/15/2028 (A)	362	361
5.375%, 06/15/2029 (A)	2,035	1,992
Antero Resources
8.375%, 07/15/2026 (A)	451	465
7.625%, 02/01/2029 (A)	201	206
Apache
5.100%, 09/01/2040	3,390	2,980
Archrock Partners
6.875%, 04/01/2027 (A)	158	159
6.625%, 09/01/2032 (A)	1,184	1,200
6.250%, 04/01/2028 (A)	1,480	1,485
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	3,900	3,992
6.625%, 10/15/2032 (A)	1,126	1,127
5.875%, 06/30/2029 (A)	505	496
Baytex Energy
8.500%, 04/30/2030 (A)	510	529
7.375%, 03/15/2032 (A)	2,078	2,070
Blue Racer Midstream LLC
7.250%, 07/15/2032 (A)	935	969
7.000%, 07/15/2029 (A)	981	1,010
6.625%, 07/15/2026 (A)	180	180
Buckeye Partners
4.500%, 03/01/2028 (A)	630	607
4.125%, 03/01/2025 (A)	137	136
California Resources
7.125%, 02/01/2026 (A)	223	224
Cheniere Energy Partners
4.000%, 03/01/2031	741	696
3.250%, 01/31/2032	497	437
Chord Energy Corp
6.375%, 06/01/2026 (A)	694	696
CITGO Petroleum
8.375%, 01/15/2029 (A)	2,270	2,361
6.375%, 06/15/2026 (A)	1,685	1,693
Civitas Resources
8.750%, 07/01/2031 (A)	325	345
8.625%, 11/01/2030 (A)	3,224	3,416
8.375%, 07/01/2028 (A)	645	673
Comstock Resources
6.750%, 03/01/2029 (A)	6,648	6,555
5.875%, 01/15/2030 (A)	294	277
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	724	761
7.625%, 04/01/2032 (A)	243	245

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.375%, 01/15/2033 (A)	$230	$229
CVR Energy
8.500%, 01/15/2029 (A)	2,587	2,542
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	630	658
DT Midstream
4.375%, 06/15/2031 (A)	205	191
4.125%, 06/15/2029 (A)	458	435
Enbridge
8.250%, H15T5Y + 3.785%, 01/15/2084 (E)	5,205	5,507
Encino Acquisition Partners Holdings LLC
8.750%, 05/01/2031 (A)	4,499	4,751
8.500%, 05/01/2028 (A)	716	733
Energy Transfer
8.000%, H15T5Y + 4.020%, 05/15/2054 (E)	2,728	2,902
6.750%, H15T5Y + 5.134%(E)(F)	445	445
6.625%, US0003M + 4.155%(E)(F)	1,294	1,276
5.500%, 06/01/2027	2,863	2,911
EnLink Midstream LLC
6.500%, 09/01/2030 (A)	885	941
EnLink Midstream Partners
5.600%, 04/01/2044	3,522	3,365
5.450%, 06/01/2047	1,224	1,145
Enviva Partners
6.500%, 01/15/2026 (A)(B)	3,197	824
EQM Midstream Partners
7.500%, 06/01/2027 (A)	185	190
7.500%, 06/01/2030 (A)	232	251
6.500%, 07/01/2027 (A)	245	251
6.500%, 07/15/2048	3,229	3,407
5.500%, 07/15/2028	66	67
4.750%, 01/15/2031 (A)	377	362
4.500%, 01/15/2029 (A)	1,021	991
Expand Energy
8.375%, 09/15/2028	230	236
7.500%, 10/01/2026 (B)(C)	4,075	87
7.000%, 10/01/2024 (B)(C)	1,790	4
6.750%, 04/15/2029 (A)	1,184	1,202
5.500%, 09/15/2026 (B)	180	–
5.375%, 02/01/2029	69	69
5.375%, 03/15/2030	505	501
4.750%, 02/01/2032	444	423
Genesis Energy
8.875%, 04/15/2030	3,361	3,503
8.250%, 01/15/2029	102	104
8.000%, 01/15/2027	212	216
7.875%, 05/15/2032	937	944
7.750%, 02/01/2028	423	428
Greenfire Resources
12.000%, 10/01/2028 (A)	1,498	1,605

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gulfport Energy Operating
6.750%, 09/01/2029 (A)	$2,167	$2,214
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,575	1,611
7.500%, 05/15/2032 (A)	187	192
Hess Midstream Operations
6.500%, 06/01/2029 (A)	225	230
5.625%, 02/15/2026 (A)	645	644
Hilcorp Energy I
7.250%, 02/15/2035 (A)	1,939	1,898
6.875%, 05/15/2034 (A)	5	5
6.250%, 04/15/2032 (A)	148	140
6.000%, 04/15/2030 (A)	206	199
6.000%, 02/01/2031 (A)	2,101	1,993
Howard Midstream Energy Partners LLC
8.875%, 07/15/2028 (A)	330	350
7.375%, 07/15/2032 (A)	3,683	3,796
Ithaca Energy North Sea
8.125%, 10/15/2029 (A)	2,890	2,905
ITT Holdings LLC
6.500%, 08/01/2029 (A)	3,127	2,929
Kinetik Holdings
6.625%, 12/15/2028 (A)	1,505	1,541
Kodiak Gas Services LLC
7.250%, 02/15/2029 (A)	875	904
Kraken Oil & Gas Partners LLC
7.625%, 08/15/2029 (A)	1,350	1,341
Matador Resources
6.500%, 04/15/2032 (A)	1,473	1,477
6.250%, 04/15/2033 (A)	320	315
Moss Creek Resources Holdings
8.250%, 09/01/2031 (A)	3,426	3,368
Nabors Industries
9.125%, 01/31/2030 (A)	395	411
8.875%, 08/15/2031 (A)	395	381
New Fortress Energy
8.750%, 03/15/2029 (A)	2,610	2,134
6.500%, 09/30/2026 (A)	1,349	1,259
NGL Energy Operating LLC
8.375%, 02/15/2032 (A)	269	275
8.125%, 02/15/2029 (A)	2,986	3,059
Noble Finance II LLC
8.000%, 04/15/2030 (A)	2,476	2,536
Northern Oil & Gas
8.750%, 06/15/2031 (A)	855	900
8.125%, 03/01/2028 (A)	1,623	1,659
Northriver Midstream Finance
6.750%, 07/15/2032 (A)	173	177
NuStar Logistics
6.375%, 10/01/2030	227	234
6.000%, 06/01/2026	520	523
5.750%, 10/01/2025	197	196
5.625%, 04/28/2027	969	971

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PBF Holding LLC
7.875%, 09/15/2030 (A)	$2,600	$2,669
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	633	702
8.000%, 04/15/2027 (A)	218	225
7.000%, 01/15/2032 (A)	2,754	2,835
6.250%, 02/01/2033 (A)	1,587	1,599
Prairie Acquiror
9.000%, 08/01/2029 (A)	142	147
Precision Drilling
7.125%, 01/15/2026 (A)	312	312
6.875%, 01/15/2029 (A)	20	20
Range Resources
8.250%, 01/15/2029	559	576
4.875%, 05/15/2025	441	440
Rockies Express Pipeline LLC
4.800%, 05/15/2030 (A)	2,117	1,987
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(C)	2,787	–
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	2,990	3,122
SM Energy
7.000%, 08/01/2032 (A)	5,030	5,055
6.750%, 09/15/2026	215	215
6.750%, 08/01/2029 (A)	241	243
6.625%, 01/15/2027	345	345
6.500%, 07/15/2028	295	296
South Bow Canadian Infrastructure Holdings
7.500%, H15T5Y + 3.667%, 03/01/2055 (A)(E)	2,545	2,664
Summit Midstream Holdings LLC
8.625%, 10/31/2029 (A)	1,440	1,507
Sunoco
7.250%, 05/01/2032 (A)	890	931
7.000%, 05/01/2029 (A)	2,680	2,773
4.500%, 05/15/2029	457	436
4.500%, 04/30/2030	576	545
Tallgrass Energy Partners
7.375%, 02/15/2029 (A)	174	177
6.000%, 03/01/2027 (A)	460	460
6.000%, 12/31/2030 (A)	3,712	3,514
6.000%, 09/01/2031 (A)	910	861
5.500%, 01/15/2028 (A)	2,521	2,452
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	2,992	2,901
4.750%, 01/15/2030 (A)	225	211
TGNR Intermediate Holdings LLC
5.500%, 10/15/2029 (A)	3,252	3,081
TGS
8.500%, 01/15/2030 (A)	1,225	1,256

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transocean
8.750%, 02/15/2030 (A)	$1,075	$1,120
8.250%, 05/15/2029 (A)	306	309
6.800%, 03/15/2038	3,727	3,119
Transocean Titan Financing
8.375%, 02/01/2028 (A)	95	98
Valaris
8.375%, 04/30/2030 (A)	166	169
Venture Global Calcasieu Pass LLC
6.250%, 01/15/2030 (A)	1,962	2,009
4.125%, 08/15/2031 (A)	1,460	1,329
3.875%, 11/01/2033 (A)	2,920	2,541
Venture Global LNG
9.875%, 02/01/2032 (A)	2,026	2,253
9.500%, 02/01/2029 (A)	145	162
9.000%, H15T5Y + 5.440%(A)(E)(F)	2,995	3,104
8.375%, 06/01/2031 (A)	75	79
8.125%, 06/01/2028 (A)	461	482
7.000%, 01/15/2030 (A)	2,230	2,280
Vital Energy
7.875%, 04/15/2032 (A)	3,244	3,191
Weatherford International
8.625%, 04/30/2030 (A)	2,488	2,591
Western Midstream Operating
5.250%, 02/01/2050	2,411	2,152

		202,568

Financials — 8.0%
Acrisure LLC
8.250%, 02/01/2029 (A)	3,487	3,583
7.500%, 11/06/2030 (A)	1,481	1,509
AG Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,894
Alliant Holdings Intermediate LLC
7.375%, 10/01/2032 (A)	455	458
7.000%, 01/15/2031 (A)	5,681	5,769
4.250%, 10/15/2027 (A)	1,325	1,262
AmWINS Group
6.375%, 02/15/2029 (A)	1,306	1,319
APH Somerset Investor 2 LLC
7.875%, 11/01/2029 (A)	4,633	4,685
Ardonagh Finco
7.750%, 02/15/2031 (A)	1,000	1,021
Ardonagh Group Finance
8.875%, 02/15/2032 (A)	870	896
Aretec Group
10.000%, 08/15/2030 (A)	4,492	4,972
Blackstone Mortgage Trust
7.750%, 12/01/2029 (A)	1,945	1,977
Blackstone Private Credit Fund
2.625%, 12/15/2026	3,525	3,339
Block
6.500%, 05/15/2032 (A)	2,790	2,862

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 06/01/2026	$150	$145
Blue Owl Capital
3.400%, 07/15/2026	2,420	2,341
Brookfield Property
5.750%, 05/15/2026 (A)	69	69
4.500%, 04/01/2027 (A)	5,483	5,277
Citigroup
3.875%, H15T5Y + 3.417%(E)(F)	1,718	1,661
Coinbase Global
3.375%, 10/01/2028 (A)	874	793
CPI CG
10.000%, 07/15/2029 (A)	1,515	1,603
Encore Capital Group
9.250%, 04/01/2029 (A)	2,545	2,735
Finance of America Funding LLC
7.875%, 11/30/2026 (A)	3,203	2,979
FirstCash
6.875%, 03/01/2032 (A)	2,505	2,554
Focus Financial Partners LLC
6.750%, 09/15/2031 (A)	1,165	1,176
Freedom Mortgage
12.000%, 10/01/2028 (A)	2,272	2,470
Freedom Mortgage Holdings LLC
9.250%, 02/01/2029 (A)	3,654	3,786
Genworth Holdings
6.500%, 06/15/2034	2,590	2,596
HAT Holdings I LLC
3.750%, 09/15/2030 (A)	866	761
3.375%, 06/15/2026 (A)	883	853
Howden UK Refinance
8.125%, 02/15/2032 (A)	435	438
7.250%, 02/15/2031 (A)	1,638	1,657
HUB International
7.250%, 06/15/2030 (A)	1,957	2,030
Intesa Sanpaolo
4.950%, H15T1Y + 2.750%, 06/01/2042 (A)(E)	1,720	1,375
Jane Street Group
7.125%, 04/30/2031 (A)	1,293	1,346
6.125%, 11/01/2032 (A)	2,262	2,271
Jefferies Finance LLC
6.625%, 10/15/2031 (A)	1,705	1,716
Ladder Capital Finance Holdings LLLP
7.000%, 07/15/2031 (A)	1,638	1,697
4.750%, 06/15/2029 (A)	5,840	5,590
4.250%, 02/01/2027 (A)	2,145	2,088
LD Holdings Group LLC
8.750%, 11/01/2027 (A)	450	434
6.125%, 04/01/2028 (A)	2,795	2,424
LPL Holdings
4.625%, 11/15/2027 (A)	1,445	1,422
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,283	4,186

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.625%, 01/15/2030 (A)	$1,813	$1,669
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	654	307
5.500%, 09/01/2028 (A)	426	295
Nationstar Mortgage Holdings
7.125%, 02/01/2032 (A)	275	284
6.000%, 01/15/2027 (A)	218	218
5.750%, 11/15/2031 (A)	1,645	1,598
5.500%, 08/15/2028 (A)	3,243	3,186
5.125%, 12/15/2030 (A)	305	290
Navient MTN
5.625%, 08/01/2033	2,835	2,532
OneMain Finance
9.000%, 01/15/2029	652	694
7.875%, 03/15/2030	2,675	2,825
7.500%, 05/15/2031	2,221	2,313
7.125%, 03/15/2026	32	33
7.125%, 11/15/2031	780	803
6.625%, 01/15/2028	430	439
5.375%, 11/15/2029	4,532	4,411
4.000%, 09/15/2030	2,198	1,974
3.500%, 01/15/2027	1,801	1,730
Osaic Holdings
10.750%, 08/01/2027 (A)	5,665	5,865
Panther Escrow Issuer LLC
7.125%, 06/01/2031 (A)	2,102	2,153
PennyMac Financial Services
7.875%, 12/15/2029 (A)	2,871	3,035
5.750%, 09/15/2031 (A)	6,454	6,251
4.250%, 02/15/2029 (A)	1,010	948
PRA Group
8.875%, 01/31/2030 (A)	1,400	1,471
Rithm Capital
8.000%, 04/01/2029 (A)	2,626	2,632
Rocket Mortgage LLC
3.625%, 03/01/2029 (A)	1,520	1,403
Shift4 Payments LLC
6.750%, 08/15/2032 (A)	2,365	2,446
Starwood Property Trust
7.250%, 04/01/2029 (A)	3,717	3,827
UniCredit
5.861%, USISDA05 + 3.703%, 06/19/2032 (A)(E)	1,435	1,439
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (A)	533	532
VFH Parent LLC
7.500%, 06/15/2031 (A)	1,763	1,818

		155,440

Health Care — 6.5%
AHP Health Partners
5.750%, 07/15/2029 (A)	376	365

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Akumin
9.000%cash/0% PIK, 08/01/2027 (A)	$4,265	$3,721
8.000%, 08/01/2028 (A)	3,075	2,552
Avantor Funding
4.625%, 07/15/2028 (A)	868	838
Bausch + Lomb
8.375%, 10/01/2028 (A)	1,364	1,426
Bausch Health
14.000%, 10/15/2030 (A)	909	844
11.000%, 09/30/2028 (A)	2,954	2,895
6.250%, 02/15/2029 (A)	139	89
5.750%, 08/15/2027 (A)	635	564
5.500%, 11/01/2025 (A)	1,825	1,785
5.250%, 01/30/2030 (A)	1,374	769
5.250%, 02/15/2031 (A)	337	187
5.000%, 01/30/2028 (A)	360	241
5.000%, 02/15/2029 (A)	455	273
4.875%, 06/01/2028 (A)	1,223	1,012
Bausch Health Americas
9.250%, 04/01/2026 (A)	265	256
8.500%, 01/31/2027 (A)	1,198	992
Charles River Laboratories International
4.250%, 05/01/2028 (A)	2,042	1,960
4.000%, 03/15/2031 (A)	1,610	1,456
CHS
10.875%, 01/15/2032 (A)	3,851	4,007
8.000%, 12/15/2027 (A)	3,870	3,883
6.125%, 04/01/2030 (A)	3,355	2,484
6.000%, 01/15/2029 (A)	213	198
5.625%, 03/15/2027 (A)	3,780	3,658
5.250%, 05/15/2030 (A)	2,311	1,973
4.750%, 02/15/2031 (A)	515	418
DaVita
6.875%, 09/01/2032 (A)	532	549
4.625%, 06/01/2030 (A)	2,140	2,005
3.750%, 02/15/2031 (A)	2,330	2,061
Embecta
6.750%, 02/15/2030 (A)	2,865	2,716
5.000%, 02/15/2030 (A)	480	446
Emergent BioSolutions
3.875%, 08/15/2028 (A)	157	126
Encompass Health
4.625%, 04/01/2031	188	177
4.500%, 02/01/2028	258	252
Endo Finance Holdings
8.500%, 04/15/2031 (A)	107	114
0.000%, 04/01/2027 (C)(D)	2,247	–
0.000%, 12/31/2049 (C)(D)	2,355	–
Envision Healthcare
8.750%, 10/15/2026 (B)(C)	3,150	–
Fortrea Holdings
7.500%, 07/01/2030 (A)	1,426	1,443

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Medical Response
10.000%cash/0% PIK, 10/31/2028 (A)	$7,633	$7,662
Grifols
4.750%, 10/15/2028 (A)	2,351	2,145
Heartland Dental LLC
10.500%, 04/30/2028 (A)	4,818	5,126
IQVIA
6.500%, 05/15/2030 (A)	2,670	2,741
5.000%, 10/15/2026 (A)	390	385
LifePoint Health
11.000%, 10/15/2030 (A)	1,526	1,681
10.000%, 06/01/2032 (A)	1,349	1,412
9.875%, 08/15/2030 (A)	527	572
4.375%, 02/15/2027 (A)	1,946	1,886
Mallinckrodt International Finance
14.750%, 11/14/2028 (A)	514	561
Medline Borrower LP
6.250%, 04/01/2029 (A)	466	475
5.250%, 10/01/2029 (A)	538	525
3.875%, 04/01/2029 (A)	7,980	7,481
Molina Healthcare
6.250%, 01/15/2033 (A)	2,300	2,319
4.375%, 06/15/2028 (A)	2,665	2,547
3.875%, 11/15/2030 (A)	2,005	1,824
Option Care Health
4.375%, 10/31/2029 (A)	3,051	2,834
Organon
7.875%, 05/15/2034 (A)	1,373	1,418
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	2,747	2,515
4.125%, 04/30/2028 (A)	1,565	1,483
Owens & Minor
6.625%, 04/01/2030 (A)	295	286
4.500%, 03/31/2029 (A)	423	383
Perrigo Finance Unlimited
6.125%, 09/30/2032	1,332	1,327
Radiology Partners
9.781%cash/0% PIK, 02/15/2030 (A)	3,398	3,241
7.775%cash/0% PIK, 01/31/2029 (A)	6,787	6,753
Select Medical
6.250%, 12/01/2032 (A)	916	918
Sotera Health Holdings LLC
7.375%, 06/01/2031 (A)	252	256
Surgery Center Holdings
7.250%, 04/15/2032 (A)	1,206	1,240
Tenet Healthcare
6.750%, 05/15/2031	1,335	1,368
6.250%, 02/01/2027	537	537
6.125%, 06/15/2030	4,392	4,414
5.125%, 11/01/2027	920	912
4.625%, 06/15/2028	1,051	1,020
4.375%, 01/15/2030	1,880	1,761
4.250%, 06/01/2029	2,578	2,435

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Acute Care Solutions LLC
9.750%, 05/15/2029 (A)	$1,787	$1,855

		125,033

Industrials — 9.0%
AAR Escrow Issuer LLC
6.750%, 03/15/2029 (A)	2,470	2,529
ACCO Brands
4.250%, 03/15/2029 (A)	950	882
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	2,310	2,178
Allison Transmission
5.875%, 06/01/2029 (A)	948	954
4.750%, 10/01/2027 (A)	1,969	1,927
3.750%, 01/30/2031 (A)	452	406
American Airlines
5.750%, 04/20/2029 (A)	3,185	3,179
5.500%, 04/20/2026 (A)	767	767
Amsted Industries
4.625%, 05/15/2030 (A)	809	763
APi Group DE
4.750%, 10/15/2029 (A)	234	224
4.125%, 07/15/2029 (A)	365	339
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	1,840	382
Ardagh Packaging Finance
5.250%, 08/15/2027 (A)	5,444	3,225
4.125%, 08/15/2026 (A)	828	706
Avis Budget Car Rental LLC
8.250%, 01/15/2030 (A)	4,406	4,583
8.000%, 02/15/2031 (A)	185	193
5.750%, 07/15/2027 (A)	630	621
5.375%, 03/01/2029 (A)	490	465
4.750%, 04/01/2028 (A)	385	365
Bombardier
8.750%, 11/15/2030 (A)	113	122
7.875%, 04/15/2027 (A)	290	291
7.250%, 07/01/2031 (A)	2,953	3,050
7.000%, 06/01/2032 (A)	1,519	1,550
Builders FirstSource
6.375%, 06/15/2032 (A)	397	406
6.375%, 03/01/2034 (A)	1,874	1,910
4.250%, 02/01/2032 (A)	1,968	1,792
BWX Technologies
4.125%, 06/30/2028 (A)	2,076	1,971
4.125%, 04/15/2029 (A)	1,425	1,340
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	2,520	2,483
Chart Industries
9.500%, 01/01/2031 (A)	2,101	2,270
7.500%, 01/01/2030 (A)	498	520
Clean Harbors
4.875%, 07/15/2027 (A)	1,351	1,327

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	$1,395	$1,400
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	580	563
CoreCivic
8.250%, 04/15/2029	399	424
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,247	2,042
Deluxe
8.125%, 09/15/2029 (A)	3,425	3,471
8.000%, 06/01/2029 (A)	1,790	1,731
EMRLD Borrower
6.750%, 07/15/2031 (A)	186	191
6.625%, 12/15/2030 (A)	6,351	6,421
Enviri
5.750%, 07/31/2027 (A)	766	736
EquipmentShare.com
9.000%, 05/15/2028 (A)	686	715
8.625%, 05/15/2032 (A)	105	110
First Student Bidco
4.000%, 07/31/2029 (A)	35	32
Fortress Transportation and Infrastructure Investors LLC
7.000%, 05/01/2031 (A)	1,090	1,130
Garda World Security
8.375%, 11/15/2032 (A)	154	158
8.250%, 08/01/2032 (A)	326	332
6.000%, 06/01/2029 (A)	459	436
Gates
6.875%, 07/01/2029 (A)	1,335	1,370
GEO Group
8.625%, 04/15/2029	230	243
GFL Environmental
6.750%, 01/15/2031 (A)	219	227
4.750%, 06/15/2029 (A)	2,561	2,477
4.375%, 08/15/2029 (A)	1,183	1,122
4.000%, 08/01/2028 (A)	977	930
3.500%, 09/01/2028 (A)	2,860	2,701
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	325	329
5.625%, 06/01/2029 (A)	580	564
GN Bondco LLC
9.500%, 10/15/2031 (A)	564	600
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	1,322	1,207
Graham Packaging
7.125%, 08/15/2028 (A)	312	308
Griffon
5.750%, 03/01/2028	760	751
H&E Equipment Services
3.875%, 12/15/2028 (A)	3,349	3,103
Herc Holdings
6.625%, 06/15/2029 (A)	267	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hertz
12.625%, 07/15/2029 (A)	$266	$289
5.000%, 12/01/2029 (A)	1,122	775
4.625%, 12/01/2026 (A)	571	494
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	715	148
6.000%, 01/15/2028 (A)(B)	420	84
5.500%, 10/15/2024 (A)(B)	1,573	85
Icahn Enterprises
10.000%, 11/15/2029 (A)	977	1,002
9.000%, 06/15/2030	2,475	2,457
5.250%, 05/15/2027	1,683	1,618
Imola Merger
4.750%, 05/15/2029 (A)	520	499
JELD-WEN
7.000%, 09/01/2032 (A)	195	190
4.875%, 12/15/2027 (A)	372	358
JetBlue Airways
9.875%, 09/20/2031 (A)	5,415	5,697
Korn Ferry
4.625%, 12/15/2027 (A)	1,695	1,650
LABL
10.500%, 07/15/2027 (A)	1,282	1,263
8.625%, 10/01/2031 (A)	494	466
Madison IAQ LLC
5.875%, 06/30/2029 (A)	2,342	2,237
4.125%, 06/30/2028 (A)	1,589	1,520
Masterbrand
7.000%, 07/15/2032 (A)	187	192
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	810	829
7.875%, 04/15/2027 (A)	1,660	1,699
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	252	254
Miter Brands Acquisition Holdco
6.750%, 04/01/2032 (A)	1,260	1,283
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	205	197
Pitney Bowes
7.250%, 03/15/2029 (A)	2,930	2,889
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	290	290
3.375%, 08/31/2027 (A)	539	507
Resideo Funding
6.500%, 07/15/2032 (A)	332	337
Science Applications International
4.875%, 04/01/2028 (A)	2,963	2,852
Sensata Technologies
6.625%, 07/15/2032 (A)	375	383
Sensata Technologies BV
4.000%, 04/15/2029 (A)	2,494	2,326
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,619

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spirit AeroSystems
9.375%, 11/30/2029 (A)	$289	$311
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)(B)	3,718	2,891
SS&C Technologies
6.500%, 06/01/2032 (A)	3,005	3,075
5.500%, 09/30/2027 (A)	1,110	1,106
Standard Industries
6.500%, 08/15/2032 (A)	1,724	1,763
4.750%, 01/15/2028 (A)	1,515	1,472
4.375%, 07/15/2030 (A)	2,399	2,232
3.375%, 01/15/2031 (A)	149	131
Summit Materials LLC
7.250%, 01/15/2031 (A)	814	869
5.250%, 01/15/2029 (A)	2,349	2,367
Terex
6.250%, 10/15/2032 (A)	216	216
5.000%, 05/15/2029 (A)	558	539
TK Elevator US Newco
5.250%, 07/15/2027 (A)	2,376	2,340
TransDigm
7.125%, 12/01/2031 (A)	6,806	7,074
6.750%, 08/15/2028 (A)	530	541
6.625%, 03/01/2032 (A)	3,027	3,100
6.375%, 03/01/2029 (A)	594	604
Trident TPI Holdings
12.750%, 12/31/2028 (A)	1,464	1,625
TriNet Group
7.125%, 08/15/2031 (A)	291	299
Triumph Group
9.000%, 03/15/2028 (A)	144	151
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	2,730	2,735
5.500%, 08/15/2026 (A)	2,062	2,058
United Airlines
4.625%, 04/15/2029 (A)	2,969	2,853
4.375%, 04/15/2026 (A)	1,643	1,620
United Rentals North America
6.125%, 03/15/2034 (A)	3,230	3,278
5.250%, 01/15/2030	1,200	1,186
4.000%, 07/15/2030	3,200	2,967
WESCO Distribution
7.250%, 06/15/2028 (A)	1,021	1,045
6.625%, 03/15/2032 (A)	233	240
6.375%, 03/15/2029 (A)	582	596
Williams Scotsman
7.375%, 10/01/2031 (A)	3,976	4,125
Wilsonart LLC
11.000%, 08/15/2032 (A)	1,492	1,474
Wrangler Holdco
6.625%, 04/01/2032 (A)	131	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XPO
7.125%, 02/01/2032 (A)	$1,103	$1,150

		174,474

Information Technology — 3.7%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	667
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	1,510	1,496
Amentum Escrow
7.250%, 08/01/2032 (A)	1,028	1,056
ams-OSRAM
12.250%, 03/30/2029 (A)	270	268
AthenaHealth Group
6.500%, 02/15/2030 (A)	4,323	4,138
Ciena
4.000%, 01/31/2030 (A)	1,585	1,460
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	346	324
Cloud Software Group
8.250%, 06/30/2032 (A)	4,861	5,065
6.500%, 03/31/2029 (A)	1,003	985
Cloud Software Group, Inc., Strike Price Fixed
9.000%, 09/30/2029 (A)	2,330	2,359
Coherent
5.000%, 12/15/2029 (A)	4,658	4,493
CommScope
8.250%, 03/01/2027 (A)	1,215	1,127
7.125%, 07/01/2028 (A)	3,190	2,686
6.000%, 03/01/2026 (A)	3,223	3,165
4.750%, 09/01/2029 (A)	2,663	2,204
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	2,301	2,251
5.000%, 03/15/2027 (A)	105	90
Elastic
4.125%, 07/15/2029 (A)	1,544	1,444
Ellucian Holdings
6.500%, 12/01/2029 (A)	1,828	1,860
Entegris
5.950%, 06/15/2030 (A)	379	380
4.750%, 04/15/2029 (A)	2,745	2,661
4.375%, 04/15/2028 (A)	570	546
3.625%, 05/01/2029 (A)	1,336	1,230
Faimer
7.875%, 11/15/2025	5,605	–
Go Daddy Operating LLC
3.500%, 03/01/2029 (A)	2,736	2,537
McAfee
7.375%, 02/15/2030 (A)	4,961	4,824
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(C)	10,706	–

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NCR Atleos
9.500%, 04/01/2029 (A)	$2,975	$3,256
NCR Voyix
5.125%, 04/15/2029 (A)	391	375
5.000%, 10/01/2028 (A)	193	187
ON Semiconductor
3.875%, 09/01/2028 (A)	3,099	2,935
Open Text
6.900%, 12/01/2027 (A)	2,170	2,255
Open Text Holdings
4.125%, 02/15/2030 (A)	2,233	2,058
PTC
4.000%, 02/15/2028 (A)	2,481	2,372
RingCentral
8.500%, 08/15/2030 (A)	363	385
Seagate HDD Cayman
8.500%, 07/15/2031	103	111
8.250%, 12/15/2029	260	279
3.375%, 07/15/2031	1,856	1,533
Synaptics
4.000%, 06/15/2029 (A)	2,879	2,649
UKG
6.875%, 02/01/2031 (A)	4,429	4,552
Xerox Holdings
8.875%, 11/30/2029 (A)	286	246

		72,509

Materials — 6.2%
ASP Unifrax Holdings
7.100%, 09/30/2029 (A)	4,685	2,694
ATI
7.250%, 08/15/2030	229	239
5.875%, 12/01/2027	276	275
5.125%, 10/01/2031	165	157
4.875%, 10/01/2029	267	256
Avient
6.250%, 11/01/2031 (A)	707	715
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	3,335	3,497
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	1,348	1,322
3.375%, 02/15/2029 (A)	2,735	2,515
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	5,380	5,025
Ball
3.125%, 09/15/2031	2,885	2,523
2.875%, 08/15/2030	3,555	3,123
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	481
Carpenter Technology
7.625%, 03/15/2030	103	107
6.375%, 07/15/2028	281	282

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Celanese US Holdings LLC
6.950%, 11/15/2033	$1,371	$1,466
CF Industries
5.150%, 03/15/2034	1,720	1,700
Chemours
8.000%, 01/15/2033 (A)	173	174
5.750%, 11/15/2028 (A)	2,872	2,718
4.625%, 11/15/2029 (A)	1,761	1,572
Cleveland-Cliffs
7.375%, 05/01/2033 (A)	902	919
6.875%, 11/01/2029 (A)	1,194	1,202
6.750%, 04/15/2030 (A)	336	338
4.625%, 03/01/2029 (A)	370	349
Compass Minerals International
6.750%, 12/01/2027 (A)	1,060	1,067
Constellium
3.750%, 04/15/2029 (A)	1,378	1,263
Cornerstone Chemical Co LLC
15.000%, 12/06/2028 (C)	5,225	5,225
10.250%, 09/01/2027 (A)(B)(C)	567	568
CVR Partners
6.125%, 06/15/2028 (A)	1,771	1,724
Domtar
6.750%, 10/01/2028 (A)	5,165	4,780
Element Solutions
3.875%, 09/01/2028 (A)	619	594
Enviva Inc.
0.000%, 06/30/2027 (C)(D)	2	–
ERO Copper
6.500%, 02/15/2030 (A)	2,640	2,593
First Quantum Minerals
9.375%, 03/01/2029 (A)	255	273
8.625%, 06/01/2031 (A)	5,385	5,540
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	2,386	2,322
4.375%, 04/01/2031 (A)	794	728
Freeport-McMoRan
5.450%, 03/15/2043	750	726
5.400%, 11/14/2034	1,281	1,300
4.625%, 08/01/2030	979	956
Graphic Packaging International LLC
3.750%, 02/01/2030 (A)	800	736
INEOS Finance
7.500%, 04/15/2029 (A)	1,808	1,871
6.750%, 05/15/2028 (A)	200	203
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	247	263
Innophos Holdings
9.375%, 02/15/2028 (A)	4,165	4,165
Iris Holdings
8.750%, 02/15/2026 (A)	285	285
Methanex
5.250%, 12/15/2029	1,605	1,569

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Methanex US Operations
6.250%, 03/15/2032 (A)	$340	$339
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,685	1,722
Mountain Province Diamonds, Inc.
9.000%, 12/15/2025 (A)(C)	2,609	2,460
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (A)(B)(C)(D)	2,835	99
NMG Holding
8.500%, 10/01/2028 (A)	1,085	1,102
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(G)	3,290	–
NOVA Chemicals
9.000%, 02/15/2030 (A)	1,557	1,685
8.500%, 11/15/2028 (A)	224	239
5.250%, 06/01/2027 (A)	835	820
4.250%, 05/15/2029 (A)	420	389
Novelis
4.750%, 01/30/2030 (A)	1,068	1,005
3.250%, 11/15/2026 (A)	1,879	1,808
OCI
6.700%, 03/16/2033 (A)	2,008	2,026
OI European Group BV
4.750%, 02/15/2030 (A)	791	722
Olympus Water US Holding
9.750%, 11/15/2028 (A)	2,109	2,242
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	102	102
Rain Carbon
12.250%, 09/01/2029 (A)	3,170	3,402
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	49	48
Samarco Mineracao
9.000%cash/0% PIK, 06/30/2031	1,359	1,321
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	3,118	3,035
4.875%, 05/01/2028 (A)	1,873	1,787
Scotts Miracle-Gro
5.250%, 12/15/2026	121	120
4.500%, 10/15/2029	729	687
4.375%, 02/01/2032	401	359
4.000%, 04/01/2031	499	445
Sealed Air
6.500%, 07/15/2032 (A)	1,763	1,795
6.125%, 02/01/2028 (A)	2,994	3,023
Taseko Mines
8.250%, 05/01/2030 (A)	1,897	1,961
TriMas
4.125%, 04/15/2029 (A)	528	492
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	182	164
5.125%, 04/01/2029 (A)	1,224	648

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tronox
4.625%, 03/15/2029 (A)	$7,954	$7,327
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	3,591	3,358
4.875%, 06/15/2027 (A)	559	549

		119,681

Real Estate — 2.0%
Anywhere Real Estate Group LLC
5.250%, 04/15/2030 (A)	655	529
Diversified Healthcare Trust
4.750%, 02/15/2028	70	60
4.375%, 03/01/2031	4,930	3,760
Iron Mountain
5.250%, 03/15/2028 (A)	281	277
5.250%, 07/15/2030 (A)	995	965
5.000%, 07/15/2028 (A)	425	414
4.875%, 09/15/2027 (A)	410	404
4.875%, 09/15/2029 (A)	3,400	3,275
4.500%, 02/15/2031 (A)	115	107
Iron Mountain Information Management Services
5.000%, 07/15/2032 (A)	2,289	2,155
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	2,608	2,759
4.625%, 03/15/2030 (A)	315	296
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	1,905	1,829
RHP Hotel Properties
7.250%, 07/15/2028 (A)	118	122
6.500%, 04/01/2032 (A)	355	361
4.750%, 10/15/2027	1,042	1,022
4.500%, 02/15/2029 (A)	657	628
RLJ Lodging Trust
4.000%, 09/15/2029 (A)	542	495
3.750%, 07/01/2026 (A)	773	752
Service Properties Trust
5.500%, 12/15/2027	550	525
4.950%, 02/15/2027	2,514	2,391
4.950%, 10/01/2029	915	746
4.375%, 02/15/2030	2,685	2,093
3.950%, 01/15/2028	140	122
Uniti Group
10.500%, 02/15/2028 (A)	4,020	4,271
6.500%, 02/15/2029 (A)	2,856	2,505
6.000%, 01/15/2030 (A)	2,942	2,536
VICI Properties
4.625%, 12/01/2029 (A)	249	240
4.500%, 09/01/2026 (A)	225	222
4.250%, 12/01/2026 (A)	500	491
3.750%, 02/15/2027 (A)	670	649
3.500%, 02/15/2025 (A)	22	22

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (A)	$411	$409
4.125%, 08/15/2030 (A)	1,596	1,493

		38,925

Utilities — 2.0%
Alpha Generation LLC
6.750%, 10/15/2032 (A)	2,114	2,142
AmeriGas Partners
9.375%, 06/01/2028 (A)	225	231
5.875%, 08/20/2026	250	246
5.500%, 05/20/2025	54	54
Calpine
5.000%, 02/01/2031 (A)	295	280
4.625%, 02/01/2029 (A)	315	300
4.500%, 02/15/2028 (A)	3,800	3,676
NextEra Energy Operating Partners
7.250%, 01/15/2029 (A)	2,124	2,173
NRG Energy
10.250%, H15T5Y + 5.920%(A)(E)(F)	1,863	2,066
7.000%, 03/15/2033 (A)	413	452
6.250%, 11/01/2034 (A)	1,809	1,809
6.000%, 02/01/2033 (A)	246	245
5.250%, 06/15/2029 (A)	671	658
3.875%, 02/15/2032 (A)	56	50
3.625%, 02/15/2031 (A)	2,499	2,227
3.375%, 02/15/2029 (A)	550	503
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,821	1,736
PG&E
5.250%, 07/01/2030	2,559	2,514
5.000%, 07/01/2028	420	413
Pike
8.625%, 01/31/2031 (A)	108	115
5.500%, 09/01/2028 (A)	340	333
Talen Energy Supply LLC
8.625%, 06/01/2030 (A)	2,550	2,744
Vistra
8.000%, H15T5Y + 6.930%(A)(E)(F)	2,673	2,743
7.000%, H15T5Y + 5.740%(A)(E)(F)	435	439
Vistra Operations LLC
7.750%, 10/15/2031 (A)	525	558
6.875%, 04/15/2032 (A)	2,908	3,017
5.625%, 02/15/2027 (A)	1,121	1,121
5.000%, 07/31/2027 (A)	2,361	2,339
4.375%, 05/01/2029 (A)	2,567	2,449
4.300%, 07/15/2029 (A)	559	540

		38,173

Total Corporate Obligations
(Cost $1,536,393) ($ Thousands)		1,476,628

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 9.5%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
9.629%, CME Term SOFR + 4.750%, 04/20/2028 (E)	$857	$884
Access CIG, LLC, 2023 Refinancing Term Loan, 1st Lien
9.585%, CME Term SOFR + 5.000%, 08/18/2028 (E)	1,530	1,539
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.115%, CME Term SOFR + 4.250%, 05/17/2028 (E)	521	416
Adient, Term Loan B2
7.323%, 01/31/2031 (E)	329	330
Ahead DB Holdings, LLC, Term B-3 Loan, 1st Lien
8.104%, CME Term SOFR + 3.500%, 02/01/2031 (E)	452	455
Alvogen Pharma US, Inc., June 2022 Loan, 1st Lien
12.173%, CME Term SOFR + 7.500%, 06/30/2025 (E)	2,703	2,525
Aruba Investments Holdings, LLC, Initial Dollar Term Loan, 1st Lien
8.673%, CME Term SOFR + 4.000%, 11/24/2027 (E)	399	400
Asurion, LLC, New B-8 Term Loan, 1st Lien
7.937%, CME Term SOFR + 3.250%, 12/23/2026 (E)	904	905
Avaya Inc., Initial Term Loan, 1st Lien
12.073%, CME Term SOFR + 7.500%, 08/01/2028 (E)(G)(H)	7,049	5,954
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
7.923%, CME Term SOFR + 3.250%, 03/03/2025 (E)	2,977	2,965
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.173%, CME Term SOFR + 4.500%, 10/15/2026 (E)	156	156
Bally's Corporation, Term B Facility Loan, 1st Lien
8.143%, CME Term SOFR + 3.250%, 10/02/2028 (E)	1,261	1,205
Belron Finance 2019 LLC, 2031 Dollar Incremental Term Loan, 1st Lien
7.273%, CME Term SOFR + 2.750%, 10/16/2031 (E)(H)	179	181
BW Holding, Inc., Initial Term Loan, 1st Lien
8.664%, CME Term SOFR + 4.000%, 12/14/2028 (E)(H)	1,355	1,217
Byju's, New Money Term Loan, 1st Lien
12.845%, 04/24/2026	26	26

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Byju's, Term Loan, 1st Lien
15.500%, CME Term SOFR + 8.000%, 11/24/2026 (B)(E)	$2,985	$351
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 1st Lien
6.823%, CME Term SOFR + 2.250%, 02/06/2031 (E)	1,537	1,543
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
8.173%, LIBOR + 3.500%, 12/04/2026 (E)	800	800
Carestream Health, Inc., Term Loan, 1st Lien
12.204%, CME Term SOFR + 7.500%, 09/30/2027 (E)	2,627	2,230
Castle US Holding Corp., Incremental Term B Loan, 1st Lien
9.319%, CME Term SOFR + 4.000%, 01/29/2027 (E)	1,558	876
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
8.526%, CME Term SOFR + 3.750%, 01/29/2027 (E)	1,451	807
CHPPR Midco Inc. , Amendment No. 1 Term Loan, 1st Lien
13.418%, CME Term SOFR + 8.750%, 12/31/2029 (C)(E)	1,743	1,743
Cineworld, Term Loan B, First Lien
0.000%, 10/31/2031 (D)(H)	250	249
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.173%, CME Term SOFR + 6.500%, 12/18/2026 (E)	1,955	1,617
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.687%, CME Term SOFR + 4.000%, 08/21/2028 (E)	74	74
Cloud Software Group, Inc., Fourth Amendment Incremental Term Loan, 1st Lien
8.104%, CME Term SOFR + 3.500%, 03/30/2029 (E)	1,702	1,707
Cloud Software Group, Inc., Sixth Amendment Term Loan
8.309%, CME Term SOFR + 3.750%, 03/21/2031 (E)(H)	1,050	1,055
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
9.865%, CME Term SOFR + 5.000%, 09/18/2026 (E)	967	969
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.204%, CME Term SOFR + 3.500%, 12/17/2026 (E)	870	780

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
CMG Media Corporation, Term B-2 Loan, 1st Lien
8.171%, CME Term SOFR + 3.500%, 06/18/2029 (E)(H)	$61	$53
CommerceHub, Inc., Initial Term Loan, 1st Lien
8.797%, CME Term SOFR + 4.000%, 12/29/2027 (E)	990	922
Conair Holdings LLC, Initial Term Loan, 1st Lien
8.437%, CME Term SOFR + 3.750%, 05/17/2028 (E)	327	293
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
8.187%, CME Term SOFR + 3.500%, 10/02/2027 (E)	2,121	2,101
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
8.423%, CME Term SOFR + 3.750%, 11/23/2027 (E)	978	959
CSC Holdings, LLC, 2022 Refinancing Term Loan, 1st Lien
9.109%, CME Term SOFR + 4.500%, 01/18/2028 (E)	247	243
Curian Global Inc., 2021 Term Loan, 1st Lien
9.194%, 08/30/2026	3	3
8.435%, 08/30/2026	1,273	1,213
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.615%, CME Term SOFR + 3.750%, 10/04/2028 (E)	585	549
Diamond Sports Group, LLC, DIP Term Loan
10.167%, 12/31/2024	472	502
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.847%, CME Term SOFR + 5.000%, 08/02/2027 (E)	294	296
Dominion Diamond, Term Loan, 2nd Lien
10.000%, 06/30/2026 (C)	1,216	1,216
Dun & Bradstreet, Term Loan B, 1st Lien
0.000%, 01/18/2029 (D)	1,741	1,746
East Valley Tourist Development Authority , Term Loan, 1st Lien
12.300%, CME Term SOFR + 7.500%, 11/23/2026 (C)(E)	3,937	3,862
EMRLD Borrower LP, Second Amendment Incremental Term Loan, 1st Lien
7.073%, CME Term SOFR + 2.500%, 08/04/2031 (E)	223	223
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 1st Lien
8.573%, CME Term SOFR + 4.000%, 04/23/2031 (E)	2,705	2,713
Envestnet, Term Loan, 1st Lien
0.000%, 09/19/2031 (D)(H)	380	382

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Envision Healthcare Corporation, Term Loan, 1st Lien
12.872%, 12/30/2027	$1,417	$1,431
Enviva Inc., Initial Note, 1st Lien
14.750%, PRIME + 7.000%, 12/13/2024 (E)	434	804
Enviva, Delayed Term Loan, 1st Lien
0.000%, 08/30/2029 (D)	571	—
Enviva, Delayed Term Loan, Tranche A1
4.000%, 12/13/2024	290	536
Enviva, Delayed Term Loan, Tranche B1
14.750%, 12/13/2024	724	728
Enviva, Term Loan, 1st Lien
11.750%, 06/30/2027 (C)	941	941
0.000%, 08/30/2029 (D)	1,712	—
Epic Crude Services, LP, Term Loan, 1st Lien
7.656%, CME Term SOFR + 3.000%, 10/15/2031 (E)	228	229
eResearchTechnology, Inc., Tranche B-1 Term Loan, 1st Lien
8.573%, CME Term SOFR + 4.000%, 02/04/2027 (E)	2,238	2,252
First Advantage Holdings, LLC, Term B-2 Loan, 1st Lien
7.823%, CME Term SOFR + 3.250%, 10/31/2031 (E)	348	351
First Student Bidco Inc., Initial Term B Loan, 1st Lien
7.865%, CME Term SOFR + 3.000%, 07/21/2028 (E)	415	416
First Student Bidco Inc., Initial Term C Loan, 1st Lien
7.865%, CME Term SOFR + 3.000%, 07/21/2028 (E)	127	127
First Student Bidco Inc., TLB-2 Loan, 1st Lien
7.704%, CME Term SOFR + 3.000%, 07/21/2028 (E)	398	400
Fitness International, LLC, Term B Loan
9.923%, 02/05/2029	1,090	1,093
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
10.115%, CME Term SOFR + 5.250%, 11/01/2028 (E)	1,521	1,211
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
7.879%, 11/16/2026	1,683	1,679
GatesAir, Term Loan
15.929%, 08/01/2027 (C)(G)	1,782	1,782
Genesys Cloud Services Holdings I, LLC, Initial 2024 Incremental No. 3 Dollar Term Loan, 1st Lien
7.573%, CME Term SOFR + 3.000%, 12/01/2027 (E)	1,721	1,735

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical Response, Inc., 2024 Extended Term Loan, 1st Lien
9.349%, CME Term SOFR + 4.750%, 10/31/2028 (E)	$5,338	$5,351
Graham Packaging, Term Loan, 1st Lien
7.073%, 08/04/2027	460	462
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.735%, CME Term SOFR + 2.000%, 11/15/2027 (E)	909	889
Harrah's Oklahoma, Term Loan, 1st Lien
0.000%, 10/10/2030 (D)(H)	1,994	1,984
HIG Finance 2 Limited, 2024 Dollar Term Loan, 1st Lien
8.073%, CME Term SOFR + 3.500%, 02/15/2031 (E)	1,776	1,783
Instructure Holdings, Inc., Term Loan, 1st Lien
7.516%, 09/11/2031	310	312
Instructure Holdings, Inc., Term Loan, 2nd Lien
9.516%, CME Term SOFR + 5.000%, 11/12/2032 (E)(H)	1,870	1,904
J & J Ventures Gaming, LLC, Initial Term Loan, 1st Lien
8.800%, CME Term SOFR + 4.000%, 04/26/2028 (E)	1,258	1,265
JC Penney, Term Loan, 1st Lien
5.250%, CME Term SOFR + 4.250%, 06/21/2024 (B)(C)(E)	3,751	—
Johnstone Supply, LLC, Initial Term Loan, 1st Lien
7.640%, CME Term SOFR + 3.000%, 06/09/2031 (E)(H)	1,046	1,051
Jump Financial, LLC, Term Loan, 1st Lien
9.365%, CME Term SOFR + 4.500%, 08/07/2028 (E)	3,030	3,045
Kidde Global, Term Loan B, 1st Lien
0.000%, 10/10/2031 (D)(H)	496	496
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.673%, CME Term SOFR + 5.000%, 10/29/2028 (E)	1,700	1,658
Lannett Company, Inc., Term Loan
2.000%, 06/16/2030 (C)	876	876
Libbey Glass, LLC, Incremental Term Loan
11.267%, 11/22/2027	2,597	2,526
LifeScan Global Corporation, Initial Term Loan, 1st Lien
11.121%, CME Term SOFR + 6.500%, 12/31/2026 (E)(H)	14,088	4,226
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
10.335%, CME Term SOFR + 5.750%, 01/29/2027 (E)	3,224	3,256

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
10.335%, CME Term SOFR + 5.750%, 01/29/2027 (E)	$183	$185
Lumen Technologies, Term Loan B-2
7.037%, 04/15/2030 (H)	909	842
Madison IAQ LLC, Initial Term Loan, 1st Lien
7.889%, CME Term SOFR + 2.750%, 06/21/2028 (E)	430	432
Magenta Security Holdings LLC, First Out Term Loan, 1st Lien
11.595%, CME Term SOFR + 6.750%, 07/27/2028 (E)	2,554	2,388
Magenta Security Holdings LLC, Second Out Term Loan, 1st Lien
6.345%, CME Term SOFR + 1.500%, 07/27/2028 (E)(H)	3,609	2,357
Magenta Security Holdings LLC, Super Priority Term Loan, 1st Lien
10.835%, CME Term SOFR + 6.250%, 07/27/2028 (E)	103	105
Magenta Security Holdings LLC, Third Out Term Loan, 1st Lien
6.345%, CME Term SOFR + 1.500%, 07/27/2028 (C)(E)	757	273
Magnite, Inc., Term Loan B, 1st Lien
8.323%, 02/06/2031	1,174	1,186
Mavenir Systems, Inc., Delayed Draw Term Loan, 1st Lien
14.444%, CME Term SOFR + 10.000%, 01/31/2025 (C)(E)	168	168
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
14.254%, CME Term SOFR + 10.000%, 01/31/2025 (C)(E)	521	521
10.264%, CME Term SOFR + 5.750%, 08/18/2028 (C)(E)(G)	679	472
9.526%, CME Term SOFR + 4.750%, 08/18/2028 (C)(E)(G)	7,597	5,283
Mavenir Systems, Inc., Term Loan, 1st Lien
14.423%, 01/31/2025	611	611
14.396%, 01/31/2025 (C)	238	238
Medimpact Healthcare, Cov-Lite Delayes Term Loan, 1st Lien
11.923%, 03/31/2028	1,145	1,154
Medline Borrower, LP, Third Amendment Incremental Term Loan, 1st Lien
6.823%, CME Term SOFR + 2.250%, 10/23/2028 (E)	982	987
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.823%, CME Term SOFR + 4.250%, 05/03/2028 (E)	1,089	1,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MI Windows and Doors, LLC, Term B-2 Loan, 1st Lien
7.573%, CME Term SOFR + 3.000%, 03/28/2031 (E)	$200	$201
MLN US HoldCo LLC, Term B Loan, 1st Lien
9.414%, CME Term SOFR + 4.500%, 11/30/2025 (E)	1,157	29
Mountaineer Merger Corp, Term Loan, 1st Lien
12.169%, CME Term SOFR + 7.000%, 10/26/2028 (E)	2,738	2,228
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.026%, CME Term SOFR + 4.250%, 09/01/2028 (E)	345	252
Naked Juice LLC, Initial Loan, 2nd Lien
10.704%, CME Term SOFR + 6.000%, 01/24/2030 (E)	243	104
Naked Juice LLC, Initial Term Loan, 1st Lien
7.954%, CME Term SOFR + 3.250%, 01/24/2029 (E)(H)	2,502	1,734
Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 1st Lien
7.609%, CME Term SOFR + 3.000%, 11/17/2031 (E)(H)	502	504
NEP Group, Inc., Extended 2021 Dollar Term Loan, 1st Lien
8.865%, CME Term SOFR + 4.000%, 08/19/2026 (E)	208	196
NEP Group, Inc., Extended Initial Dollar Term Loan, 1st Lien
8.115%, CME Term SOFR + 3.250%, 08/19/2026 (E)	2,619	2,472
Neptune BidCo US Inc., Dollar Term B Loan, 1st Lien
9.758%, CME Term SOFR + 5.000%, 04/11/2029 (E)	1,707	1,552
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
10.923%, CME Term SOFR + 6.250%, 11/05/2029 (E)	1,140	1,138
Nine West Holdings Inc., Term Loan
14.685%, CME Term SOFR + 8.000%, 03/20/2026 (C)(E)(G)	1,593	1,514
Obra, Termloan, 1st Lien
12.209%, 06/21/2029 (C)	1,761	1,709
Ovation Parent, Inc., Initial Term Loan, 1st Lien
8.104%, CME Term SOFR + 3.500%, 04/21/2031 (E)	710	716
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, 1st Lien
7.835%, CME Term SOFR + 3.250%, 11/30/2027 (E)	927	931

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Parexel International Inc., Fifth Amendment Term Loan, 1st Lien
7.573%, CME Term SOFR + 3.000%, 11/15/2028 (E)	$310	$312
Park River Holdings, Inc., Initial Term Loan, 1st Lien
8.105%, CME Term SOFR + 3.250%, 12/28/2027 (E)	224	221
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
8.115%, CME Term SOFR + 3.250%, 03/03/2028 (E)	690	659
PetSmart LLC, Initial Term Loan, 1st Lien
8.423%, CME Term SOFR + 3.750%, 02/11/2028 (E)(H)	60	60
Polar US Borrower, LLC, Term B-1-A Loan
10.188%, 10/16/2028	1,106	785
0.000%, 10/16/2028 (D)	1,102	783
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
8.470%, CME Term SOFR + 3.899%, 10/02/2028 (E)	1,833	1,476
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.985%, CME Term SOFR + 4.250%, 02/01/2029 (E)	2,229	1,138
Radiology Partners, Inc., Term B Loan, 1st Lien
9.775%, CME Term SOFR + 5.000%, 01/31/2029 (E)(H)	1,353	1,341
Raven Acquisition Holdings, LLC, Delayed Term Loan
0.000%, 10/24/2031 (D)	136	1
Raven Acquisition Holdings, LLC, Initial Term Loan
7.860%, CME Term SOFR + 3.250%, 11/19/2031 (E)	1,910	1,920
Rocket Software, Inc., Extended Dollar Term Loan, 1st Lien
8.823%, CME Term SOFR + 4.250%, 11/28/2028 (E)(H)	304	305
Serta Simmons Bedding, Initial Term Loan, 1st Lien
12.218%, CME Term SOFR + 7.500%, 06/29/2028 (E)	86	72
Shutterfly Finance, LLC, Term B Loan, 2nd Lien
5.604%, CME Term SOFR + 1.000%, 10/01/2027 (E)	304	263
Sinclair Television, Cov-Lite Term Loan B, 1st Lien
7.687%, 04/01/2028 (E)	1,464	1,165

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
8.423%, CME Term SOFR + 3.750%, 10/15/2028 (E)(H)	$445	$442
Spectrum Group Buyer, Inc., Refinancing Term Loan
5.585%, 05/19/2028 (H)	1,715	1,436
SPX Flow, Inc., 2024 Refinancing Term Loan, 1st Lien
8.073%, CME Term SOFR + 3.500%, 04/05/2029 (E)	246	247
Star Parent, Inc., Term Loan, 1st Lien
8.354%, CME Term SOFR + 3.750%, 09/27/2030 (E)	174	171
Station Casinos LLC, Term B Facility, 1st Lien
6.823%, CME Term SOFR + 2.250%, 03/14/2031 (E)	1,240	1,243
Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 1st Lien
9.323%, CME Term SOFR + 4.750%, 03/15/2030 (E)	855	855
SWF Holdings I Corp., Initial Term Loan, 1st Lien
8.687%, CME Term SOFR + 4.000%, 10/06/2028 (E)(H)	1,093	885
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.835%, CME Term SOFR + 5.250%, 03/02/2027 (E)	5,657	5,493
Thunder Generation Funding, LLC, Term Loan
7.610%, CME Term SOFR + 3.000%, 10/03/2031 (C)(E)	1,407	1,416
Topgolf Callaway Brands Corp., Initial Term Loan, 1st Lien
7.573%, 03/15/2030	167	166
Tortoiseecofin, Term Loan, 1st Lien
8.500%, 10/27/2028	338	305
Traverse Midstream Partners LLC, Advance, 1st Lien
8.085%, CME Term SOFR + 3.500%, 02/16/2028 (E)	1,516	1,525
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.115%, CME Term SOFR + 3.250%, 03/31/2028 (E)	370	373
Truist Insurance Holdings, Term Loan, 1st Lien
9.354%, CME Term SOFR + 4.750%, 05/06/2032 (E)	753	768
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
9.800%, CME Term SOFR + 5.000%, 06/20/2028 (E)	602	563

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
7.617%, CME Term SOFR + 3.000%, 02/10/2031 (E)	$155	$156
Varsity Brand, Term Loan B, 1st Lien
8.271%, CME Term SOFR + 3.750%, 08/26/2031 (E)	3,141	3,143
Venator, Term Loan, 1st Lien
14.656%, 10/12/2028	332	330
14.647%, 01/16/2026	203	203
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
8.782%, CME Term SOFR + 4.000%, 08/20/2025 (E)	2,749	2,568
Victra Holdings, LLC, Incremental Term Loan
9.854%, CME Term SOFR + 5.250%, 03/31/2029 (E)	2,556	2,580
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
7.854%, CME Term SOFR + 3.250%, 09/22/2028 (E)(H)	70	70
Wargam, Term Loan, 1st Lien
13.923%, 06/30/2028 (C)	2,424	2,509
Waterbridge, Term Loan B, 1st Lien
9.393%, CME Term SOFR + 4.750%, 06/27/2029 (E)(H)	2,720	2,700
WEC US Holdings Ltd., Initial Term Loan, 1st Lien
6.922%, CME Term SOFR + 2.250%, 01/27/2031 (E)	1,575	1,581
Wellful Inc., Initial Term Loan, 1st Lien
10.937%, CME Term SOFR + 6.250%, 04/21/2027 (E)(H)	2,645	1,625
White Cap Buyer LLC, Term Loan, 1st Lien
7.823%, 10/19/2029	770	774
WideOpenWest, Super-Senior Second Out Term Loan, 1st Lien
0.000%, 12/11/2028 (D)(H)	1,190	1,046
Xplornet Communications Inc., Refinancing Term Loan, 1st Lien
9.571%, CME Term SOFR + 4.000%, 10/02/2028 (B)(C)(E)(G)	5,481	1,096
Xplornet Communications Inc., Super Senior First Out Term Loan, 1st Lien
9.858%, 10/24/2029	391	385
Zayo Group Holdings, Inc., Incremental Term Loan
8.823%, CME Term SOFR + 4.250%, 03/09/2027 (E)	2,625	2,523
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1st Lien
7.323%, CME Term SOFR + 2.750%, 09/28/2029 (E)	544	544

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Zelis, Term Loan B, 1st Lien
0.000%, 10/25/2031 (D)(H)	$1,715	$1,717

Total Loan Participations
(Cost $200,178) ($ Thousands)		183,546

ASSET-BACKED SECURITIES — 8.3%
Other Asset-Backed Securities — 8.3%

Ares LXXIV CLO, Ser 2024-74A, Cl SUB
0.000%, 10/15/2037 (A)(C)(D)(E)	3,724	3,171
Ares XXXIV CLO, Ser 2020-2A, Cl FR
13.509%, TSFR3M + 8.862%, 04/17/2033 (A)(E)	2,304	2,256
Atlas Senior Loan Fund XX, Ser 2024-20A, Cl D1R
8.467%, TSFR3M + 3.850%, 10/19/2037 (A)(E)	2,470	2,488
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(C)(D)(E)	4,614	–
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(E)	4,378	851
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(D)(E)	6,380	3,031
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(E)	10,431	3,547
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(E)	8,633	1,166
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)(E)	6,147	2,818
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(C)(D)(E)	9,480	3,507
Battalion CLO XVI, Ser 2024-16A, Cl CR2
6.617%, TSFR3M + 2.000%, 01/20/2038 (A)(E)	431	431
Battalion CLO XVI, Ser 2024-16A, Cl ER2
11.707%, TSFR3M + 7.090%, 01/20/2038 (A)(E)	392	392
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (C)(D)(E)	8,543	4,079
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(E)	2,640	106
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(I)	6,657	3,195
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(I)	22,286	6,630
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (C)(D)	13,783	5,686

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
12.417%, TSFR3M + 7.800%, 07/20/2037 (A)(E)	$100	$100
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(E)	9,535	3,964
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(E)	9,035	35
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (C)(D)	9,000	1,557
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(E)	10,939	6,313
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(D)(E)	6,836	5,810
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 10/20/2037 (A)(C)(D)(E)	17,880	6,312
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(C)(D)(E)	6,048	4,001
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(C)(D)(E)	3,469	2,626
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (C)(D)	4,843	3,089
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(E)	3,653	694
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(D)(E)	5,673	794
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(C)(D)(E)	21,812	3,590
Gallatin CLO XI, Ser 2024-1A, Cl D1
8.583%, TSFR3M + 4.000%, 10/20/2037 (A)(E)	1,884	1,893
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(E)	6,015	2,406
Great Lakes CLO, Ser 2018-1A, Cl ER
12.269%, TSFR3M + 7.622%, 01/16/2030 (A)(E)	4,328	4,299
Great Lakes CLO, Ser 2018-1A, Cl FR
14.909%, TSFR3M + 10.262%, 01/16/2030 (A)(B)(E)	1,595	1,492
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(C)(D)(E)	1,149	774
LCM Ltd
0.000%, 01/20/2032 (C)(D)	1,998	867

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(C)(D)(E)	$4,865	$5
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
0.000%, 10/20/2037 (A)(C)(D)(E)	3,245	2,596
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(D)(E)	5,235	1,806
Neuberger Berman Loan Advisers CLO XLI
0.000%, 10/20/2032 (C)(D)	3,394	1,811
Neuberger Berman Loan Advisers CLO XXXIX
0.000%, 10/20/2032 (C)(D)	5,795	3,825
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(E)	1,780	997
Neuberger Berman Loan Advisers CLO XXXVI, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(E)	23	8
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(E)	9,028	1,553
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
12.259%, TSFR3M + 7.642%, 04/20/2030 (A)(E)	4,200	3,974
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 07/20/2037 (A)(C)(D)(E)	3,797	1,597
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(C)(D)(E)	1,876	1,256
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (C)(D)	7,945	4,437
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (C)(D)(E)	13,119	7,712
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(C)(D)(E)	7,377	3,209
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 10/25/2035 (A)(C)(D)(E)	9,389	3,286
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(C)(D)(E)	5,959	3,069
TCW CLO, Ser 2024-1A, Cl ER3
11.753%, TSFR3M + 7.470%, 10/25/2035 (A)(E)	1,731	1,737
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (C)(D)	8,523	3,963
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(E)	15,819	1,898
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(C)(D)(E)	2,950	–
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(E)	2,865	–
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(E)	5,750	115

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (C)(D)	$6,281	$4,303
Voya CLO, Ser 2024-6A, Cl SUB
0.000%, 01/20/2038 (A)(D)(E)	9,667	8,675
Wind River
0.000%, (C)(D)	11,611	5,109

Total Asset-Backed Securities
(Cost $70,065) ($ Thousands)		160,911

	Shares
COMMON STOCK — 1.7%
21st Century Oncology *(C)	22,017	358
Air Methods *(C)(G)	3,394	363
Aquity Holdings Inc *(C)	89,545	14
Arctic Canadian Diamond Co. *(C)	1,633	190
Audacy (C)	13,147	269
Avaya Inc. *(C)(G)	205,996	1,127
Beasley Broadcast Group Inc. (C)	4,344	33
Burgundy Diamond Mines *	3,227,052	231
Carestream Health Holdings Inc *(C)	123,791	2,311
CHC Group LLC *	1,444	—
Chesapeake Energy Corp	4,685	464
Clear Channel Outdoor Holdings Inc, Cl A *	66,059	100
Copper Property CTL Pass Through Trust (C)	184,226	2,220
Cornerstone Chemical Co *(C)	269,066	5,516
Endo Inc *	59,426	1,416
Endo Trust (C)	312,666	156
Envision Healthcare *(G)	258,960	2,913
Frontier Communications Parent Inc *	8,108	282
Guitar Center *(C)(G)	24,502	2,996
Gulfport Energy Corp *	83	15
Gymboree Corp *(C)(G)	18,542	—
Gymboree Holding Corp *(C)(G)	52,848	—
iHeartMedia Inc, Cl A *	14,876	34
Intelsat Emergene SA *(C)	45,143	1,377
Lannett *(C)	142,313	312
Mallinckrodt PLC *(C)	7,431	576
Medical Card Systems *(C)	395,653	124
Monitronics International *(C)	9,156	146
MYT Holding LLC *(C)	461,765	115
Neiman Marcus Group *(C)	10,950	1,478
Nine West *(C)(G)	163,718	266
Parker Drilling Co *(C)	143,734	3,154
Rite Aid *(C)	4,517	—
SandRidge Energy Inc	232	3
Serta Simmons Bedding LLC *	20,716	124
SSB Equipment Company *(C)	20,716	—
Venator Materials *	696	188
VICI Properties Inc, Cl A ‡	36,060	1,176

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WeWork Inc *(C)	128,413	$1,665

Total Common Stock
(Cost $43,238) ($ Thousands)		31,712
	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.8%
Anywhere Real Estate Group LLC
0.250%, 06/15/2026	$1,362	1,183
Authentic Brands
5.000%, 09/01/2029(C)	437	323
Blackstone Mortgage Trust
5.500%, 03/15/2027	1,349	1,302
DISH Network
0.000%, 12/15/2025(I)	2,122	1,910
Finance of America Funding LLC
10.000%, 11/30/2029(A)	2,402	2,450
JetBlue Airways
2.500%, 09/01/2029(A)	795	934
Liberty Interactive LLC
4.000%, 11/15/2029	202	69
3.750%, 02/15/2030	4,112	1,357
Liberty TripAdvisor Holdings
0.500%, 06/30/2051(A)	910	863
MicroStrategy
0.625%, 09/15/2028(A)	519	1,203
MKS Instruments
1.250%, 06/01/2030(A)	909	926
Multiplan
6.000%, 10/15/2027(A)	850	523
North Sea Natural Resources
0.000%, 01/23/2028(C)(D)	889	89
0.000%, 01/23/2028(C)(D)	118	12
0.000%, 01/23/2028(C)(D)	47	5
Rite Aid
0.000%, 12/31/2049(C)(D)	451	259
Silver Airways LLC
15.000%, 12/31/2027(C)	6,513	–
15.000%cash/0% PIK, 01/07/2028(C)	1,944	194
15.000%, 01/07/2028(C)	858	–
Tacora
13.000%, 09/19/2031(C)	94	94
TripAdvisor
0.250%, 04/01/2026	455	426
Wayfair
0.625%, 10/01/2025	1,362	1,294

Total Convertible Bonds
(Cost $25,127) ($ Thousands)		15,416

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.6%
Claire's Stores Inc, 0.000% **(C)(D)(F)	1,704	$1,355
FHLMC, 4.855% **(E)(F)	29,819	466
FNMA, 0.000% **(D)(E)(F)	43,993	683
Foresight, 0.000% **(C)(D)(F)	60,593	727
Guitar Center Inc, 0.000% **(C)(D)(F)(G)	782	74
Gulfport Energy Corpcash/0% PIK, 10.000% **(C)(F)	43	540
MYT Holding LLC, 10.000% (F)	516,164	515
Osaic Financial Services, 6.500% (F)	102,399	2,048
Syniverse, 0.000% **(C)(D)(F)	5,476,578	5,383

Total Preferred Stock
(Cost $10,856) ($ Thousands)		11,791
	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Notes
4.250%, 11/15/2034	$2,720	2,732
4.125%, 10/31/2029	1,365	1,367

Total U.S. Treasury Obligations
(Cost $4,029) ($ Thousands)		4,099

	Number of Warrants
WARRANTS — 0.1%
Air Methods
Strike Price $– *‡‡(C)(G)	29,827	1,573
Audacy
Strike Price $– *‡‡(C)	16,737	–
Chesapeake Energy Corp, Expires 02/12/2026
Strike Price $36.18	868	74
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(G)	5,960	289
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(G)	6,486	147
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(G)	526	12
Intelsat
Strike Price $– *‡‡(C)(G)	6	–
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(C)	6,679	34
Silver Airways
Strike Price $– *‡‡(C)	3	–
Tacora
Strike Price $– *‡‡(C)	26,080	26

Total Warrants
(Cost $1,164) ($ Thousands)		2,155

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	65,444,572	$65,445
Total Cash Equivalent
(Cost $65,445) ($ Thousands)		65,445
Total Investments in Securities — 101.0%
(Cost $1,956,495) ($ Thousands)		$1,951,703

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/12/24	AUD	694	USD	466	$14
Barclays PLC	12/12/24	CAD	1,476	USD	1,057	2
						$16

Percentages are based on Net Assets of $1,932,075 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $1,396,780 ($ Thousands), representing 72.3% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Perpetual security with no stated maturity date.
(G)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2024 was $25,861 ($ Thousands) and represented 1.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(H)	Unsettled bank loan. Interest rate may not be available.
(I)	Zero coupon security.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,466,977	9,651	1,476,628
Loan Participations	–	157,930	25,616	183,546
Asset-Backed Securities	–	27,737	133,174	160,911
Common Stock	2,492	4,453	24,767	31,712
Convertible Bonds	–	14,441	975	15,416
Preferred Stock	683	3,029	8,079	11,791
U.S. Treasury Obligations	–	4,099	–	4,099
Warrants	–	74	2,081	2,155
Cash Equivalent	65,445	–	–	65,445
Total Investments in Securities	68,620	1,678,740	204,343	1,951,703

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Contracts*
Unrealized Appreciation	–	16	–	16
Total Other Financial Instruments	–	16	–	16

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust

The following table depicts purchases and transfers in and/or out of Level 3 investments during the period for investments held as of November 30, 2024 ($ Thousands).

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Convertible Bonds	Investments in Preferred Stock	Investments in Warrants
Balance as of May 31, 2024	$8,555	$16,666	$127,113	$19,319	$4,170	$8,358	$1,324
Accrued discounts/premiums	23	56	—	—	3	—	—
Realized gain/(loss)	(110)	591	9,164	4,378	—	—	—
Change in unrealized appreciation/(depreciation)	(245)	4	(5,432)	(435)	(5,627)	(279)	731
Purchases	280	4,660	21,717	1,824	2,075	—	—
Sales	(59)	(3,153)	(19,388)	(319)	—	—	—
Net transfer into Level 3	1,207	12,414	—	—	354	—	26
Net transfer out of Level 3	—	(5,622)	—	—	—	—	—
Ending Balance as of November 30, 2024(1)	$9,651	$25,616	$133,174	$24,767	$975	$8,079	$2,081
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3,694)	$(4,462)	$(4,105)	$(3,104)	$(5,930)	$531	$731

(1) Of the $204,343 ($ Thousands) in Level 3 securities as of November 30, 2024, $43,939,($ thousand) or 2.3% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

Category	Market Value at November 30, 2024 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Common Stock	$13,994	Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Market Approach	EBITDA Multiple	6.5x
		Estimated recovery Model	Escrow	$2.5m
			Discount Rate	0.35
		Estimated recovery model	Earnout Realization Probability	15% - 35%
			Discount Factor	5% - 6.6%
		Comparable company analysis	EBITDA	$163m
			EBITDA multiple	3.50x - 4.00x
		Comparable company analysis	EBITDA	74m
			EBITDA multiple	5.5x - 7.5x
		Weighted valuation techniques	EBITDA	$114.4m - $150.8m
			EBITDA multiple	5.50x - 9.50x
			Weighted Average Cost of Capital	14%
			Valuation case probability weighting	50%
		Comparable company analysis	NFY Net Revenue	$255.4m
			Multiple	0.30x - 0.35x
		Estimated recovery Model	Estimated Excess RBC	$13.7m
			Estimated Indemnity escrow	$24.5m
			Discount Rate	45%
		Estimated recovery model	Equity Value	$240m
			Oustanding Shares	12m
			Illiquidity Discount	20%
		Estimated recovery model	Equity Value	$765m
			Oustanding Shares	51.9m
			Illiquidity Discount	0.12

Convertible Bond	655	Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60
		Milestone Approach	Success probability	0% - 39%
			Price per barrel	$60

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

High Yield Bond Fund (Concluded)

Category	Market Value at November 30, 2024 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
		Estimated recovery model	Trust Proceeds	$350m
		Net recovery approach	LTM Revenue	$109.4m
			EBITDA multiple	0.15x-0.20x
		Enterprise Value Coverage Analysis	Mine valuation	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x-6.0x
Corporate Bond	8,352	Enterprise Value Coverage Analysis	EBITDA	74m
			EBITDA multiple	5.5x - 7.5x
		Enterprise Value Coverage Analysis	EBITDA	74m
			EBITDA multiple	5.5x - 7.5x
		Estimated recovery model	Pref B Shares	11.9m
		Estimated recovery model	Pref B Shares	11.9m
		Discounted cash flow model	Implied total yield	13.67% - 14.67%
Loan Participations	11,187	Discounted cash flow model	Implied total yield	9.80% - 10.20%
		Discounted cash flow model	Implied total credit spread	10.73% - 11.73%
		Discounted cash flow model	Implied credit spread	8.05% - 9.05%
		Enterprise Value Coverage Analysis	NFY Net Revenue	$255.4m
			Multiple	0.30x - 0.35x
		Discounted cash flow model	Implied total credit spread	7.99% - 8.99%
		Recent transaction price	n.a.	n.a.
Preferred Stock	5,997

Priced base off conversion value to the common stock. Details: $1,000 par value per preferred share is convertible into GPOR common stock at $14.00 per share conversion price, therefore each preferred share is convertible into ~71.43 GPOR common shares. Valuation methodology is 1 GPOR preferred share equals 71.43 x GPOR common stock price.

			None	N/A
		Weighted valuation techniques	EBITDA	$114.4m - $150.8m
			EBITDA multiple	5.50x - 9.50x
			Weighted Average Cost of Capital	0.135
			Valuation case probability weighting	50%
		Discounted cash flow model	Implied total yield	11.88% - 13.88%
Warrants	2,047	Black-Scholes Model	Volatility	0.4
			Risk-free rate	0.03561
			Share Price	106.83
		Black-Scholes Model	Volatility	0.4
			Risk-free rate	0.03561
			Share Price	106.83
		Market Approach	EBITDA Multiple	6.5x
		Market Approach	EBITDA Multiple	6.5x
		Weighted valuation techniques	EBITDA	$114.4m - $150.8m
			EBITDA multiple	5.50x - 9.50x
			Weighted Average Cost of Capital	0.135
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$114.4m - $150.8m
			EBITDA multiple	5.50x - 9.50x
			Weighted Average Cost of Capital	0.135
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$114.4m - $150.8m
			EBITDA multiple	5.50x - 9.50x
			Weighted Average Cost of Capital	0.135
			Valuation case probability weighting	0.5
		Asset & Income Approach	Mine valuation	$366m
			EBITDA	$70.4m
			EBITDA multiple	4.0x-6.0x
Total	$42,232

For the year ended November 30, 2024, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$50,114	$406,013	$(390,682)	$—	$—	$65,445	$1,639	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2024, is as follows:

Description	Face Amount ($ Thousands)/ Shares/ Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Northwest Acquisitions ULC	$3,290	10/2/2019	$2,311	$–
Loan Participations
Avaya Inc., Initial Term Loan, 1st Lien	7,049	4/27/2023	6,561	5,954
GatesAir, Term Loan	1,782	8/9/2022	1,750	1,782
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	679	7/13/2022	641	472
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	7,597	8/17/2021	6,461	5,283
Nine West Holdings Inc., Term Loan	1,593	3/21/2019	1,529	1,514
Xplornet Communications Inc., Refinancing Term Loan, 1st Lien	5,481	1/30/2023	4,613	1,096
Common Stock
Air Methods	3,394	1/8/2024	76	363
Avaya Inc.	205,996	5/5/2023	3,051	1,127
Envision Healthcare	258,960	1/18/2024	2,201	2,913
Guitar Center	24,502	1/8/2021	3,105	2,996
Gymboree Corp	18,542	10/10/2017	232	–
Gymboree Holding Corp	52,848	10/10/2017	958	–
Nine West	163,718	5/20/2019	3,479	266
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	74
Warrant
Air Methods	8,504	3/27/2024	198	908
Air Methods	21,323	1/8/2024	286	665
Guitar Center Tranche I	5,960	1/8/2021	327	289
Guitar Center Tranche II	6,486	1/8/2021	233	147
Guitar Center Tranche III	526	1/8/2021	19	12
Intelsat	6	3/3/2022	–	–
			$38,105	$25,861

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 60.0%
Communication Services — 7.1%
America Movil
6.125%, 03/30/2040	$190	$203
AT&T
4.500%, 05/15/2035	290	275
3.800%, 12/01/2057	2,690	1,980
3.650%, 06/01/2051	155	115
3.650%, 09/15/2059	1,121	793
3.550%, 09/15/2055	1,195	849
3.500%, 06/01/2041	25	20
3.500%, 09/15/2053	1,451	1,037
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	718	706
5.750%, 04/01/2048	596	533
5.500%, 04/01/2063	305	255
5.375%, 05/01/2047	1,029	879
5.125%, 07/01/2049	155	127
4.800%, 03/01/2050	80	63
4.400%, 12/01/2061	85	60
3.900%, 06/01/2052	225	153
3.850%, 04/01/2061	520	332
3.700%, 04/01/2051	250	165
3.500%, 06/01/2041	75	54
Comcast
5.650%, 06/01/2054	125	128
5.500%, 05/15/2064	35	35
4.049%, 11/01/2052	150	120
3.969%, 11/01/2047	773	622
3.900%, 03/01/2038	450	392
3.450%, 02/01/2050	30	22
2.987%, 11/01/2063	893	542
2.937%, 11/01/2056	3,008	1,888
2.887%, 11/01/2051	334	216
COX Communications
4.500%, 06/30/2043 (A)	272	227
Fox
5.576%, 01/25/2049	95	93
Meta Platforms
5.750%, 05/15/2063	60	64
5.600%, 05/15/2053	1,025	1,078
5.550%, 08/15/2064	545	563
5.400%, 08/15/2054	540	551
4.450%, 08/15/2052	465	415
Rogers Communications
5.000%, 03/15/2044	442	411
4.500%, 03/15/2043	117	101
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (A)	200	156
Time Warner Cable LLC
7.300%, 07/01/2038	170	179
6.750%, 06/15/2039	170	172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.550%, 05/01/2037	$50	$50
5.875%, 11/15/2040	180	166
5.500%, 09/01/2041	360	317
4.500%, 09/15/2042	300	235
T-Mobile USA
5.750%, 01/15/2054	277	285
5.650%, 01/15/2053	291	297
5.500%, 01/15/2055	110	110
3.600%, 11/15/2060	245	172
3.400%, 10/15/2052	670	476
3.000%, 02/15/2041	775	578
Verizon Communications
4.500%, 08/10/2033	205	198
4.272%, 01/15/2036	145	134
3.550%, 03/22/2051	473	352
3.400%, 03/22/2041	2,195	1,731
2.987%, 10/30/2056	1,280	810
Vodafone Group PLC
5.875%, 06/28/2064	340	340
5.750%, 06/28/2054	520	522
5.625%, 02/10/2053	160	159
4.875%, 06/19/2049	151	136
Walt Disney
3.600%, 01/13/2051	955	739
3.500%, 05/13/2040	225	187
2.750%, 09/01/2049	70	46
Warnermedia Holdings
5.141%, 03/15/2052	2,351	1,890
5.050%, 03/15/2042	1,060	896

		27,400

Consumer Discretionary — 2.3%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	150	127
Amazon.com
4.050%, 08/22/2047	621	536
3.950%, 04/13/2052	300	250
3.875%, 08/22/2037	295	268
3.100%, 05/12/2051	910	647
2.875%, 05/12/2041	392	300
2.700%, 06/03/2060	495	302
2.500%, 06/03/2050	70	45
Aptiv PLC
5.400%, 03/15/2049	494	446
AutoZone
6.550%, 11/01/2033	270	296
General Motors
6.600%, 04/01/2036	70	76
5.150%, 04/01/2038	75	71
General Motors Financial
6.400%, 01/09/2033	55	58
6.100%, 01/07/2034	40	42

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Home Depot
5.400%, 06/25/2064	$110	$112
5.300%, 06/25/2054	475	480
4.250%, 04/01/2046	605	527
3.900%, 06/15/2047	292	240
3.625%, 04/15/2052	10	8
3.350%, 04/15/2050	260	191
3.125%, 12/15/2049	155	110
2.375%, 03/15/2051	40	24
Lowe's
5.800%, 09/15/2062	565	577
4.250%, 04/01/2052	470	386
3.000%, 10/15/2050	660	434
Massachusetts Institute of Technology
5.600%, 07/01/2111	180	197
McDonald's MTN
4.450%, 03/01/2047	810	712
3.625%, 09/01/2049	405	308
Starbucks
4.450%, 08/15/2049	305	264
3.350%, 03/12/2050	310	219
University of Southern California
5.250%, 10/01/2111	415	418
3.028%, 10/01/2039	225	185

		8,856

Consumer Staples — 3.9%
Altria Group
3.875%, 09/16/2046	115	88
3.700%, 02/04/2051	290	211
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	2,074	1,985
4.700%, 02/01/2036	2,355	2,306
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	296	309
4.600%, 04/15/2048	31	29
4.439%, 10/06/2048	722	645
4.375%, 04/15/2038	200	188
BAT Capital
7.079%, 08/02/2043	85	95
4.758%, 09/06/2049	225	191
4.540%, 08/15/2047	624	518
4.390%, 08/15/2037	720	643
Bayer US Finance II LLC
4.875%, 06/25/2048 (A)	20	16
4.400%, 07/15/2044 (A)	630	490
Bayer US Finance LLC
6.500%, 11/21/2033 (A)	70	73
City of Hope
4.378%, 08/15/2048	650	551
Coca-Cola
5.400%, 05/13/2064	335	341

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.300%, 05/13/2054	$15	$15
5.200%, 01/14/2055	580	583
CSL Finance PLC
4.750%, 04/27/2052 (A)	320	292
Dollar Tree
3.375%, 12/01/2051	165	110
JBS USA Holding Lux SARL
7.250%, 11/15/2053	295	342
6.500%, 12/01/2052	870	922
4.375%, 02/02/2052	580	454
Kenvue
5.100%, 03/22/2043	40	40
5.050%, 03/22/2053	325	318
Keurig Dr Pepper
4.500%, 04/15/2052	175	152
Kraft Heinz Foods
5.200%, 07/15/2045	30	29
4.875%, 10/01/2049	89	80
Kroger
5.650%, 09/15/2064	100	99
4.450%, 02/01/2047	575	495
3.875%, 10/15/2046	200	158
New York and Presbyterian Hospital
2.256%, 08/01/2040	200	139
PepsiCo
5.250%, 07/17/2054	765	779
Philip Morris International
4.500%, 03/20/2042	175	158
3.875%, 08/21/2042	355	293
Reynolds American
5.850%, 08/15/2045	175	173
Solventum
6.000%, 05/15/2064 (A)	105	107
Stanford Health Care
3.795%, 11/15/2048	221	182
3.027%, 08/15/2051	380	265
Takeda Pharmaceutical
3.175%, 07/09/2050	157	108
Target
2.950%, 01/15/2052	50	34
Walmart
2.500%, 09/22/2041	85	61

		15,067

Energy — 5.5%
Apache
5.350%, 07/01/2049	35	30
BP Capital Markets America
3.379%, 02/08/2061	220	149
3.060%, 06/17/2041	360	271
2.772%, 11/10/2050	525	336
Canadian Natural Resources MTN
4.950%, 06/01/2047	210	189

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Columbia Pipeline Group
5.800%, 06/01/2045	$15	$15
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	330	365
ConocoPhillips
5.650%, 01/15/2065	100	101
5.500%, 01/15/2055	195	196
4.300%, 11/15/2044	210	184
4.025%, 03/15/2062	778	602
Devon Energy
5.750%, 09/15/2054	300	289
Diamondback Energy
5.900%, 04/18/2064	150	150
5.750%, 04/18/2054	607	605
4.250%, 03/15/2052	170	136
Eastern Energy Gas Holdings LLC
5.650%, 10/15/2054	70	70
Enbridge
6.700%, 11/15/2053	565	647
Energy Transfer LP
6.500%, 02/01/2042	30	32
6.125%, 12/15/2045	758	782
5.950%, 10/01/2043	575	584
5.800%, 06/15/2038	30	30
5.400%, 10/01/2047	750	706
5.350%, 05/15/2045	245	231
5.300%, 04/15/2047	255	236
5.150%, 02/01/2043	40	37
5.150%, 03/15/2045	100	92
Eni SpA
5.950%, 05/15/2054 (A)	225	229
Enterprise Products Operating LLC
6.125%, 10/15/2039	145	156
5.700%, 02/15/2042	615	637
5.550%, 02/16/2055	100	102
4.950%, 10/15/2054	440	410
4.900%, 05/15/2046	175	164
4.850%, 03/15/2044	395	371
3.700%, 01/31/2051	50	38
3.200%, 02/15/2052	170	119
EOG Resources
5.650%, 12/01/2054	239	246
Equinor
3.625%, 04/06/2040	705	591
Exxon Mobil
4.227%, 03/19/2040	30	27
3.452%, 04/15/2051	1,713	1,280
3.095%, 08/16/2049	75	53
Hess
6.000%, 01/15/2040	25	26
5.800%, 04/01/2047	65	68
5.600%, 02/15/2041	230	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kinder Morgan
5.200%, 03/01/2048	$515	$478
5.050%, 02/15/2046	15	14
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	446	474
5.500%, 03/01/2044	75	73
5.000%, 08/15/2042	300	275
Marathon Petroleum
4.750%, 09/15/2044	25	22
MPLX LP
5.500%, 02/15/2049	300	290
4.500%, 04/15/2038	345	312
Northern Natural Gas
4.300%, 01/15/2049 (A)	80	66
Occidental Petroleum
7.950%, 06/15/2039	10	12
6.600%, 03/15/2046	10	11
6.200%, 03/15/2040	75	77
6.050%, 10/01/2054	287	283
4.400%, 04/15/2046	20	16
4.300%, 08/15/2039	336	280
0.000%, 10/10/2036 (B)	973	535
Petroleos Mexicanos
6.350%, 02/12/2048	245	169
Phillips 66
4.900%, 10/01/2046	359	323
4.875%, 11/15/2044	300	272
4.650%, 11/15/2034	130	125
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	170	151
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	245	237
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	145	123
4.682%, 05/01/2038 (A)	145	132
Shell Finance US
4.375%, 05/11/2045	920	809
3.250%, 04/06/2050	5	3
Shell International Finance BV
6.375%, 12/15/2038	597	674
Suncor Energy
6.800%, 05/15/2038	134	148
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	250	199
TotalEnergies Capital
5.638%, 04/05/2064	580	588
5.488%, 04/05/2054	130	131
5.425%, 09/10/2064	145	142
5.275%, 09/10/2054	80	78
TotalEnergies Capital International
3.127%, 05/29/2050	705	492
TransCanada PipeLines
7.250%, 08/15/2038	430	499

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	$395	$392
4.600%, 03/15/2048	206	180
4.450%, 08/01/2042	245	219
Williams
5.750%, 06/24/2044	9	9
3.500%, 10/15/2051	200	145

		21,275

Financials — 10.7%
AIA Group MTN
5.400%, 09/30/2054 (A)	245	241
Allstate
4.500%, 06/15/2043	50	44
American Express
5.284%, SOFRRATE + 1.420%, 07/26/2035 (C)	195	198
American International Group
4.800%, 07/10/2045	25	23
Aon
3.900%, 02/28/2052	549	428
Apollo Global Management
5.800%, 05/21/2054	280	296
Arthur J Gallagher
6.750%, 02/15/2054	120	140
5.750%, 03/02/2053	175	179
5.750%, 07/15/2054	25	26
Athene Holding
6.625%, H15T5Y + 2.607%, 10/15/2054 (C)	315	315
Bank of America
6.110%, 01/29/2037	560	598
6.000%, 10/15/2036	965	1,031
5.872%, SOFRRATE + 1.840%, 09/15/2034 (C)	1,460	1,540
5.468%, SOFRRATE + 1.650%, 01/23/2035 (C)	335	344
3.311%, SOFRRATE + 1.580%, 04/22/2042 (C)	975	764
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (C)	465	465
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	470	391
2.972%, SOFRRATE + 1.330%, 02/04/2033 (C)	250	219
2.676%, SOFRRATE + 1.930%, 06/19/2041 (C)	1,052	763
Barclays PLC
5.335%, SOFRRATE + 1.910%, 09/10/2035 (C)	385	380
Beacon Funding Trust
6.266%, 08/15/2054 (A)	110	113

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Finance
3.850%, 03/15/2052	$857	$689
BlackRock Funding
5.350%, 01/08/2055	435	443
5.250%, 03/14/2054	275	275
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	231	244
Brookfield Finance
5.968%, 03/04/2054	175	186
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	276	276
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (C)	215	226
Chubb INA Holdings LLC
6.700%, 05/15/2036	302	346
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (C)	275	288
5.827%, SOFRRATE + 2.056%, 02/13/2035 (C)	290	296
5.449%, SOFRRATE + 1.447%, 06/11/2035 (C)	175	179
5.411%, H15T5Y + 1.730%, 09/19/2039 (C)	150	147
5.316%, SOFRRATE + 4.548%, 03/26/2041 (C)	105	105
4.750%, 05/18/2046	466	423
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	568	488
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	345	299
3.785%, SOFRRATE + 1.939%, 03/17/2033 (C)	115	106
3.057%, SOFRRATE + 1.351%, 01/25/2033 (C)	45	39
2.904%, SOFRRATE + 1.379%, 11/03/2042 (C)	175	128
Deutsche Bank NY
5.403%, SOFRRATE + 2.050%, 09/11/2035 (C)	130	127
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(C)	200	194
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	200	183
Farmers Insurance Exchange
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(C)	200	165
Global Atlantic Finance
6.750%, 03/15/2054 (A)	235	248
Global Payments
5.950%, 08/15/2052	100	102

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
6.750%, 10/01/2037	$600	$664
6.250%, 02/01/2041	878	963
5.561%, SOFRRATE + 1.580%, 11/19/2045 (C)	500	508
5.016%, SOFRRATE + 1.420%, 10/23/2035 (C)	245	242
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	130	119
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	1,480	1,301
3.436%, SOFRRATE + 1.632%, 02/24/2043 (C)	175	138
3.210%, SOFRRATE + 1.513%, 04/22/2042 (C)	125	96
Goldman Sachs Group MTN
4.800%, 07/08/2044	25	23
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	230	206
Hartford Financial Services Group
6.625%, 03/30/2040	170	189
HSBC Bank USA
7.000%, 01/15/2039	175	202
HSBC Holdings PLC
6.800%, 06/01/2038	136	148
6.500%, 09/15/2037	600	646
2.804%, SOFRRATE + 1.187%, 05/24/2032 (C)	460	397
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (C)	100	102
Intercontinental Exchange
4.950%, 06/15/2052	168	159
JPMorgan Chase
5.766%, SOFRRATE + 1.490%, 04/22/2035 (C)	215	225
5.600%, 07/15/2041	866	906
5.336%, SOFRRATE + 1.620%, 01/23/2035 (C)	205	209
5.294%, SOFRRATE + 1.460%, 07/22/2035 (C)	220	223
4.946%, SOFRRATE + 1.340%, 10/22/2035 (C)	800	793
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	100	87
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	355	297
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	756	619
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	235	207
3.109%, SOFRRATE + 2.440%, 04/22/2051 (C)	280	196

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	$250	$194
2.545%, SOFRRATE + 1.180%, 11/08/2032 (C)	230	198
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	383	380
Markel Group
6.000%, 05/16/2054	285	297
Marsh & McLennan
5.700%, 09/15/2053	393	415
5.450%, 03/15/2053	190	193
5.450%, 03/15/2054	30	31
4.900%, 03/15/2049	65	61
4.350%, 01/30/2047	65	57
4.200%, 03/01/2048	245	208
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	213	147
3.375%, 04/15/2050 (A)	277	198
Mastercard
3.850%, 03/26/2050	170	139
MetLife
5.875%, 02/06/2041	25	26
5.250%, 01/15/2054	521	517
5.000%, 07/15/2052	15	14
4.875%, 11/13/2043	160	152
4.721%, 12/15/2044	806	748
4.125%, 08/13/2042	5	4
Moody's
4.875%, 12/17/2048	400	372
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (C)	50	51
5.516%, SOFRRATE + 1.710%, 11/19/2055 (C)	476	492
5.466%, SOFRRATE + 1.730%, 01/18/2035 (C)	25	26
5.320%, SOFRRATE + 1.555%, 07/19/2035 (C)	160	162
Morgan Stanley MTN
6.375%, 07/24/2042	215	244
5.831%, SOFRRATE + 1.580%, 04/19/2035 (C)	90	94
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	752	668
2.511%, SOFRRATE + 1.200%, 10/20/2032 (C)	210	180
2.239%, SOFRRATE + 1.178%, 07/21/2032 (C)	340	287
Nasdaq
6.100%, 06/28/2063	75	80
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	220	173

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New York Life Insurance
6.750%, 11/15/2039 (A)	$380	$436
4.450%, 05/15/2069 (A)	325	269
3.750%, 05/15/2050 (A)	176	136
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	724	517
PayPal Holdings
3.250%, 06/01/2050	125	90
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (C)	30	34
5.676%, SOFRRATE + 1.902%, 01/22/2035 (C)	150	155
5.401%, SOFRRATE + 1.599%, 07/23/2035 (C)	200	203
Progressive
3.700%, 03/15/2052	125	97
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (C)	35	36
3.905%, 12/07/2047	25	20
Prudential Financial MTN
5.700%, 12/14/2036	212	225
Raymond James Financial
3.750%, 04/01/2051	225	173
S&P Global
3.250%, 12/01/2049	250	183
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	295	247
Travelers
5.450%, 05/25/2053	195	202
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (C)	360	375
5.711%, SOFRRATE + 1.922%, 01/24/2035 (C)	340	351
5.122%, SOFRRATE + 1.852%, 01/26/2034 (C)	75	74
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (C)	110	115
5.678%, SOFRRATE + 1.860%, 01/23/2035 (C)	105	108
4.839%, SOFRRATE + 1.600%, 02/01/2034 (C)	235	230
Visa
4.300%, 12/14/2045	130	117
Wells Fargo
5.850%, 02/01/2037	1,180	1,239
5.499%, SOFRRATE + 1.780%, 01/23/2035 (C)	205	210
5.389%, SOFRRATE + 2.020%, 04/24/2034 (C)	595	603

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.068%, SOFRRATE + 2.530%, 04/30/2041 (C)	$100	$76
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (C)	470	482
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	949	902
4.900%, 11/17/2045	150	136
4.650%, 11/04/2044	355	314
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)	1,055	946
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (C)	165	167
3.133%, 11/18/2041	130	97
2.668%, H15T5Y + 1.750%, 11/15/2035 (C)	30	26
Willis North America
3.875%, 09/15/2049	160	125
XL Group
5.250%, 12/15/2043	222	213

		41,302

Health Care — 8.9%
Abbott Laboratories
4.900%, 11/30/2046	290	284
AbbVie
5.500%, 03/15/2064	450	458
5.350%, 03/15/2044	85	86
4.850%, 06/15/2044	145	137
4.700%, 05/14/2045	249	231
4.550%, 03/15/2035	735	711
4.450%, 05/14/2046	30	27
4.400%, 11/06/2042	1,309	1,182
4.250%, 11/21/2049	355	306
4.050%, 11/21/2039	190	169
Aetna
4.125%, 11/15/2042	270	218
Alcon Finance
3.800%, 09/23/2049 (A)	195	152
Amgen
5.750%, 03/02/2063	540	550
5.650%, 03/02/2053	815	831
5.600%, 03/02/2043	285	289
4.400%, 05/01/2045	1,619	1,406
4.400%, 02/22/2062	125	102
AstraZeneca PLC
6.450%, 09/15/2037	505	570
Baxter International
3.132%, 12/01/2051	315	207
BayCare Health System
3.831%, 11/15/2050	180	146

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bayer US Finance II LLC
4.625%, 06/25/2038 (A)	$100	$86
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	205	218
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	340
Becton Dickinson
3.794%, 05/20/2050	200	156
Bristol-Myers Squibb
6.400%, 11/15/2063	170	193
5.550%, 02/22/2054	516	534
4.250%, 10/26/2049	438	374
3.700%, 03/15/2052	395	306
Children's Hospital Medical Center
2.820%, 11/15/2050	450	295
Cigna Group
5.600%, 02/15/2054	545	547
4.800%, 07/15/2046	218	197
3.875%, 10/15/2047	520	405
CVS Health
6.050%, 06/01/2054	650	658
6.000%, 06/01/2044	135	136
5.875%, 06/01/2053	255	251
5.050%, 03/25/2048	2,115	1,875
4.780%, 03/25/2038	750	681
4.125%, 04/01/2040	220	182
Danaher
2.800%, 12/10/2051	200	132
Elevance Health
5.700%, 02/15/2055	415	426
5.650%, 06/15/2054	328	333
4.650%, 01/15/2043	10	9
4.375%, 12/01/2047	908	771
3.700%, 09/15/2049	375	282
3.600%, 03/15/2051	125	92
Eli Lilly
5.200%, 08/14/2064	65	64
5.100%, 02/09/2064	643	625
5.050%, 08/14/2054	105	103
5.000%, 02/09/2054	140	136
4.950%, 02/27/2063	235	224
4.875%, 02/27/2053	363	348
Gilead Sciences
5.500%, 11/15/2054	145	149
4.600%, 09/01/2035	440	426
4.500%, 02/01/2045	295	264
GlaxoSmithKline Capital
6.375%, 05/15/2038	145	162
HCA
6.100%, 04/01/2064	190	192
6.000%, 04/01/2054	175	177
5.950%, 09/15/2054	255	257
5.500%, 06/15/2047	25	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.250%, 06/15/2049	$125	$115
4.625%, 03/15/2052	430	357
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	380	387
3.200%, 06/01/2050 (A)	462	311
Humana
5.750%, 04/15/2054	445	442
5.500%, 03/15/2053	135	129
4.950%, 10/01/2044	245	220
Johnson & Johnson
5.250%, 06/01/2054	100	104
3.400%, 01/15/2038	130	112
Kaiser Foundation Hospitals
3.266%, 11/01/2049	285	210
3.002%, 06/01/2051	280	195
2.810%, 06/01/2041	200	148
Mass General Brigham
3.192%, 07/01/2049	85	62
Memorial Health Services
3.447%, 11/01/2049	130	99
Merck
5.150%, 05/17/2063	130	126
5.000%, 05/17/2053	525	506
4.900%, 05/17/2044	295	286
2.900%, 12/10/2061	460	283
2.750%, 12/10/2051	90	58
2.450%, 06/24/2050	150	92
Northwell Healthcare
4.260%, 11/01/2047	125	105
Pfizer
4.000%, 12/15/2036	180	165
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	135	131
5.300%, 05/19/2053	985	974
5.110%, 05/19/2043	495	485
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	408
Revvity
3.625%, 03/15/2051	200	144
Roche Holdings INC
5.218%, 03/08/2054 (A)	355	359
Solventum
5.900%, 04/30/2054 (A)	495	507
Stryker
4.100%, 04/01/2043	205	176
Takeda Pharmaceutical
5.650%, 07/05/2054	395	403
Thermo Fisher Scientific
4.100%, 08/15/2047	140	120
2.800%, 10/15/2041	170	125
UnitedHealth Group
6.875%, 02/15/2038	235	276

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.050%, 02/15/2063	$100	$109
5.950%, 02/15/2041	15	16
5.875%, 02/15/2053	280	299
5.750%, 07/15/2064	578	604
5.625%, 07/15/2054	565	586
5.500%, 07/15/2044	365	374
5.500%, 04/15/2064	250	251
5.375%, 04/15/2054	225	225
4.950%, 05/15/2062	65	60
4.750%, 05/15/2052	375	344
4.250%, 04/15/2047	325	278
4.200%, 01/15/2047	350	296
3.700%, 08/15/2049	365	283
3.250%, 05/15/2051	645	455
3.050%, 05/15/2041	190	144
2.900%, 05/15/2050	85	56
2.750%, 05/15/2040	50	37
Viatris
4.000%, 06/22/2050	305	219
Wyeth LLC
5.950%, 04/01/2037	436	470

		34,418

Industrials — 5.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	190	185
3.850%, 10/29/2041	665	543
3.300%, 01/30/2032	230	204
BAE Systems Holdings
4.750%, 10/07/2044 (A)	288	267
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	157
3.000%, 09/15/2050 (A)	275	187
Boeing
7.008%, 05/01/2064 (A)	170	185
6.858%, 05/01/2054 (A)	285	310
5.930%, 05/01/2060	395	373
5.805%, 05/01/2050	670	641
5.705%, 05/01/2040	1,315	1,275
3.750%, 02/01/2050	765	541
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	480	532
6.150%, 05/01/2037	235	260
5.750%, 05/01/2040	50	53
5.500%, 03/15/2055	367	380
5.200%, 04/15/2054	30	30
4.450%, 01/15/2053	146	130
4.400%, 03/15/2042	905	821
3.300%, 09/15/2051	390	283
3.050%, 02/15/2051	50	35
2.875%, 06/15/2052	75	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian National Railway
6.200%, 06/01/2036	$156	$173
3.650%, 02/03/2048	235	187
Canadian Pacific Railway
6.125%, 09/15/2115	340	364
4.200%, 11/15/2069	173	136
3.000%, 12/02/2041	50	38
CSX
4.900%, 03/15/2055	83	78
4.750%, 05/30/2042	425	400
4.750%, 11/15/2048	127	117
4.500%, 11/15/2052	70	63
Cummins
5.450%, 02/20/2054	154	158
Deere
3.750%, 04/15/2050	331	270
Emerson Electric
2.800%, 12/21/2051	493	324
FedEx
4.550%, 04/01/2046	100	87
4.400%, 01/15/2047	155	131
4.050%, 02/15/2048	275	221
General Dynamics
4.250%, 04/01/2040	60	54
4.250%, 04/01/2050	25	22
General Electric MTN
5.265%, TSFR3M + 0.742%, 08/15/2036 (C)	450	420
Honeywell International
5.250%, 03/01/2054	1,125	1,120
L3Harris Technologies
5.500%, 08/15/2054	325	329
Lockheed Martin
5.700%, 11/15/2054	110	118
5.200%, 02/15/2055	40	40
4.700%, 05/15/2046	536	500
4.090%, 09/15/2052	40	33
3.600%, 03/01/2035	710	639
Minera Mexico
4.500%, 01/26/2050 (A)	35	27
Norfolk Southern
5.950%, 03/15/2064	50	54
5.100%, 08/01/2118	405	366
4.837%, 10/01/2041	160	152
4.800%, 08/15/2043	408	373
3.700%, 03/15/2053	265	202
Northrop Grumman
5.200%, 06/01/2054	320	313
5.150%, 05/01/2040	100	99
4.950%, 03/15/2053	201	189
4.750%, 06/01/2043	250	234
3.850%, 04/15/2045	335	274

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Owens Corning
5.950%, 06/15/2054	$200	$211
Parker-Hannifin MTN
4.450%, 11/21/2044	195	175
RTX
6.400%, 03/15/2054	210	240
5.375%, 02/27/2053	30	30
4.500%, 06/01/2042	610	551
4.350%, 04/15/2047	490	423
3.125%, 07/01/2050	45	31
3.030%, 03/15/2052	440	293
2.820%, 09/01/2051	235	151
Smurfit Kappa Treasury ULC
5.438%, 04/03/2034 (A)	400	408
Snap-on
3.100%, 05/01/2050	281	198
TTX
4.600%, 02/01/2049 (A)	250	229
Uber Technologies
5.350%, 09/15/2054	493	481
Union Pacific
3.875%, 02/01/2055	45	36
3.839%, 03/20/2060	535	408
3.799%, 04/06/2071	837	613
3.500%, 02/14/2053	125	93
3.375%, 02/14/2042	45	36
3.250%, 02/05/2050	260	187
Union Pacific MTN
3.550%, 08/15/2039	50	42
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	99	95
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	601	622
United Parcel Service
5.500%, 05/22/2054	250	258
5.050%, 03/03/2053	235	227
3.625%, 10/01/2042	170	139
Verisk Analytics
3.625%, 05/15/2050	240	179
Waste Management
5.350%, 10/15/2054	325	331
3.900%, 03/01/2035	115	105
2.950%, 06/01/2041	265	201
WW Grainger
4.600%, 06/15/2045	165	154

		22,894

Information Technology — 3.4%
Amphenol
5.375%, 11/15/2054	171	172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Analog Devices
2.950%, 10/01/2051	$170	$115
2.800%, 10/01/2041	180	132
Apple
4.650%, 02/23/2046	479	456
4.375%, 05/13/2045	435	401
3.850%, 05/04/2043	25	22
3.750%, 09/12/2047	150	124
3.450%, 02/09/2045	345	278
2.800%, 02/08/2061	340	215
2.700%, 08/05/2051	600	395
2.650%, 05/11/2050	255	168
2.375%, 02/08/2041	195	141
AppLovin
5.950%, 12/01/2054	260	267
Broadcom
4.800%, 10/15/2034	255	250
3.750%, 02/15/2051 (A)	245	188
3.500%, 02/15/2041 (A)	225	180
3.137%, 11/15/2035 (A)	415	345
Cisco Systems
5.900%, 02/15/2039	231	251
5.300%, 02/26/2054	865	887
Corning
5.450%, 11/15/2079	165	158
Intel
5.700%, 02/10/2053	225	215
5.625%, 02/10/2043	35	34
4.900%, 08/05/2052	115	97
4.750%, 03/25/2050	55	46
3.734%, 12/08/2047	570	408
3.250%, 11/15/2049	365	237
Intuit
5.500%, 09/15/2053	175	179
KLA
5.000%, 03/15/2049	227	219
4.950%, 07/15/2052	130	124
Lam Research
2.875%, 06/15/2050	112	75
Microsoft
4.500%, 06/15/2047	95	90
2.921%, 03/17/2052	1,278	894
2.675%, 06/01/2060	145	90
2.525%, 06/01/2050	25	16
NVIDIA
3.500%, 04/01/2050	155	122
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	255	194
Oracle
6.900%, 11/09/2052	100	118
5.500%, 09/27/2064	90	87
5.375%, 09/27/2054	130	126
4.375%, 05/15/2055	785	650

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 05/15/2045	$330	$273
4.000%, 07/15/2046	1,010	812
4.000%, 11/15/2047	769	614
3.950%, 03/25/2051	355	277
3.800%, 11/15/2037	685	590
3.650%, 03/25/2041	525	425
3.600%, 04/01/2050	30	22
Salesforce
3.050%, 07/15/2061	120	78
2.900%, 07/15/2051	315	213
2.700%, 07/15/2041	40	29
Texas Instruments
5.150%, 02/08/2054	350	347
5.050%, 05/18/2063	372	357
5.000%, 03/14/2053	200	194

		13,397

Materials — 1.2%
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	300	313
4.750%, 03/16/2052 (A)	341	300
3.950%, 09/10/2050 (A)	305	239
ArcelorMittal
6.350%, 06/17/2054	60	62
Berry Global
5.650%, 01/15/2034 (A)	325	333
BHP Billiton Finance USA
5.500%, 09/08/2053	35	36
5.250%, 09/08/2033	60	62
5.000%, 09/30/2043	260	253
Celanese US Holdings LLC
6.950%, 11/15/2033	622	665
Dow Chemical
3.600%, 11/15/2050	220	160
DuPont de Nemours
5.319%, 11/15/2038	293	304
FMC
4.500%, 10/01/2049	130	105
Glencore Finance Canada
6.000%, 11/15/2041 (A)	236	244
International Flavors & Fragrances
5.000%, 09/26/2048	75	67
3.468%, 12/01/2050 (A)	1,095	759
3.268%, 11/15/2040 (A)	510	378
Martin Marietta Materials
5.500%, 12/01/2054	268	269
Rio Tinto Finance USA LTD
5.200%, 11/02/2040	150	151
Rio Tinto Finance USA PLC
5.125%, 03/09/2053	30	29

		4,729

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 1.3%
Agree LP
2.600%, 06/15/2033	$75	$62
Alexandria Real Estate Equities
4.850%, 04/15/2049	60	54
3.550%, 03/15/2052	265	191
American Assets Trust
6.150%, 10/01/2034	205	208
American Homes 4 Rent LP
4.300%, 04/15/2052	230	188
3.375%, 07/15/2051	175	122
American Tower
3.100%, 06/15/2050	300	204
AvalonBay Communities
5.350%, 06/01/2034	195	201
Crown Castle
5.200%, 02/15/2049	90	84
2.900%, 04/01/2041	134	98
Equinix
2.950%, 09/15/2051	280	181
Extra Space Storage
5.400%, 02/01/2034	130	132
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	115	124
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	85	86
2.700%, 01/15/2034	40	33
Kilroy Realty LP
6.250%, 01/15/2036	20	20
2.650%, 11/15/2033	20	16
Kimco Realty
4.250%, 04/01/2045	55	47
NNN REIT
4.800%, 10/15/2048	85	75
3.000%, 04/15/2052	195	127
Prologis LP
5.250%, 06/15/2053	90	89
5.250%, 03/15/2054	275	272
Public Storage Operating
5.350%, 08/01/2053	60	60
Realty Income
5.375%, 09/01/2054	120	119
Regency Centers LP
4.650%, 03/15/2049	210	186
4.400%, 02/01/2047	90	78
Simon Property Group LP
6.750%, 02/01/2040	434	494
6.650%, 01/15/2054	90	105
5.850%, 03/08/2053	367	387
4.250%, 11/30/2046	25	22
3.800%, 07/15/2050	35	27
3.250%, 09/13/2049	230	163

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sun Communities Operating
5.700%, 01/15/2033	$75	$76
4.200%, 04/15/2032	235	219
VICI Properties LP
6.125%, 04/01/2054	90	93
5.625%, 05/15/2052	540	516

		5,159

Utilities — 9.8%
AEP Transmission LLC
3.800%, 06/15/2049	145	114
3.650%, 04/01/2050	150	115
AES
2.450%, 01/15/2031	75	64
Alabama Power
4.300%, 07/15/2048	560	488
3.700%, 12/01/2047	376	296
American Water Capital
4.150%, 06/01/2049	50	42
Appalachian Power
4.450%, 06/01/2045	650	552
Arizona Public Service
3.350%, 05/15/2050	370	264
Baltimore Gas and Electric
4.550%, 06/01/2052	150	133
2.900%, 06/15/2050	175	117
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,476	1,592
4.600%, 05/01/2053	65	57
4.250%, 10/15/2050	270	225
Black Hills
4.200%, 09/15/2046	300	248
Boston Gas
6.119%, 07/20/2053 (A)	145	150
Brooklyn Union Gas
6.415%, 07/18/2054 (A)	75	81
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	75	57
Cleco Power
6.000%, 12/01/2040	210	219
CMS Energy
4.875%, 03/01/2044	487	454
Commonwealth Edison
4.350%, 11/15/2045	665	586
3.850%, 03/15/2052	135	107
3.700%, 03/01/2045	600	482
3.200%, 11/15/2049	175	123
Consolidated Edison of New York
6.300%, 08/15/2037	585	643
6.150%, 11/15/2052	100	111
5.900%, 11/15/2053	15	16
5.700%, 05/15/2054	265	280
5.500%, 03/15/2055	525	536

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.450%, 03/15/2044	$165	$147
3.700%, 11/15/2059	600	445
Constellation Energy Generation LLC
6.250%, 10/01/2039	223	241
5.600%, 06/15/2042	275	277
Consumers Energy
3.100%, 08/15/2050	125	90
Dominion Energy
5.250%, 08/01/2033	315	318
4.900%, 08/01/2041	655	611
3.300%, 04/15/2041	225	171
DTE Electric
4.050%, 05/15/2048	245	207
Duke Energy
5.000%, 08/15/2052	168	154
Duke Energy Carolinas LLC
6.000%, 01/15/2038	284	305
5.400%, 01/15/2054	190	192
5.350%, 01/15/2053	130	131
5.300%, 02/15/2040	660	670
4.250%, 12/15/2041	350	310
Duke Energy Florida LLC
6.400%, 06/15/2038	210	233
6.350%, 09/15/2037	175	193
6.200%, 11/15/2053	125	140
Duke Energy Indiana LLC
6.450%, 04/01/2039	120	134
6.350%, 08/15/2038	90	99
4.900%, 07/15/2043	255	243
Duke Energy Ohio
5.550%, 03/15/2054	235	239
Duke Energy Progress LLC
4.375%, 03/30/2044	815	715
4.100%, 05/15/2042	405	349
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	500	515
Entergy Arkansas LLC
5.750%, 06/01/2054	95	100
Entergy Louisiana LLC
5.700%, 03/15/2054	145	151
4.750%, 09/15/2052	50	45
4.200%, 04/01/2050	280	233
Entergy Mississippi LLC
5.850%, 06/01/2054	230	245
Entergy Texas
5.000%, 09/15/2052	75	71
3.550%, 09/30/2049	170	127
Essential Utilities
5.300%, 05/01/2052	70	67
4.276%, 05/01/2049	195	161
Exelon
4.950%, 06/15/2035	230	224

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	$90	$89
Florida Power & Light
5.960%, 04/01/2039	215	233
5.690%, 03/01/2040	181	193
5.600%, 06/15/2054	152	160
5.400%, 09/01/2035	1,215	1,256
Indiana Michigan Power
5.625%, 04/01/2053	90	93
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	326	337
Interstate Power and Light
5.450%, 09/30/2054	75	75
3.100%, 11/30/2051	430	293
Jersey Central Power & Light
6.400%, 05/15/2036	925	1,002
KeySpan Gas East
5.819%, 04/01/2041 (A)	500	500
Massachusetts Electric
5.900%, 11/15/2039 (A)	85	87
MidAmerican Energy
5.300%, 02/01/2055	314	313
4.800%, 09/15/2043	325	305
4.250%, 07/15/2049	250	216
MidAmerican Energy MTN
5.800%, 10/15/2036	150	161
Narragansett Electric
4.170%, 12/10/2042 (A)	920	758
Nevada Power
6.000%, 03/15/2054	175	190
Niagara Mohawk Power
3.025%, 06/27/2050 (A)	300	197
Northern States Power
5.350%, 11/01/2039	650	663
5.100%, 05/15/2053	120	118
4.500%, 06/01/2052	80	71
3.400%, 08/15/2042	180	143
3.200%, 04/01/2052	50	36
NSTAR Electric
4.550%, 06/01/2052	553	492
4.400%, 03/01/2044	205	182
Oglethorpe Power
5.250%, 09/01/2050	431	408
5.050%, 10/01/2048	305	282
4.500%, 04/01/2047	145	125
Oncor Electric Delivery LLC
5.350%, 10/01/2052	145	145
5.300%, 06/01/2042	130	131
5.250%, 09/30/2040	625	628
4.950%, 09/15/2052	115	109
2.700%, 11/15/2051	160	101
Pacific Gas and Electric
6.750%, 01/15/2053	878	986

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.900%, 10/01/2054	$115	$118
5.250%, 03/01/2052	195	181
4.950%, 07/01/2050	260	233
4.500%, 07/01/2040	235	208
4.200%, 06/01/2041	100	84
3.500%, 08/01/2050	75	54
3.300%, 08/01/2040	75	58
PacifiCorp
6.000%, 01/15/2039	287	304
5.800%, 01/15/2055	231	237
5.500%, 05/15/2054	286	282
5.250%, 06/15/2035	245	249
PECO Energy
5.250%, 09/15/2054	195	195
4.375%, 08/15/2052	75	66
Piedmont Natural Gas
4.650%, 08/01/2043	330	300
Potomac Electric Power
5.500%, 03/15/2054	215	221
PPL Electric Utilities
4.150%, 06/15/2048	195	166
4.125%, 06/15/2044	595	518
Public Service Electric and Gas
5.300%, 08/01/2054	385	391
Public Service Electric and Gas MTN
3.650%, 09/01/2042	210	171
Public Service of Colorado
6.250%, 09/01/2037	250	274
4.500%, 06/01/2052	100	87
4.100%, 06/15/2048	330	272
4.050%, 09/15/2049	48	39
Public Service of New Hampshire
5.150%, 01/15/2053	65	64
Puget Sound Energy
5.685%, 06/15/2054	90	94
2.893%, 09/15/2051	190	124
San Diego Gas & Electric
3.320%, 04/15/2050	35	25
Sempra
6.000%, 10/15/2039	500	527
3.800%, 02/01/2038	260	223
Southern California Edison
3.900%, 03/15/2043	245	203
Southern California Gas
5.750%, 06/01/2053	195	205
5.600%, 04/01/2054	150	155
3.750%, 09/15/2042	235	193
Southern Gas Capital
4.400%, 06/01/2043	645	566
Southwestern Electric Power
6.200%, 03/15/2040	480	516
3.250%, 11/01/2051	170	115

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southwestern Public Service
4.400%, 11/15/2048	$385	$327
Tampa Electric
4.300%, 06/15/2048	365	309
3.450%, 03/15/2051	50	36
Tucson Electric Power
3.250%, 05/01/2051	310	215
Union Electric
5.125%, 03/15/2055	200	194
Virginia Electric and Power
5.450%, 04/01/2053	180	181
5.350%, 01/15/2054	304	305
4.450%, 02/15/2044	500	446
Wisconsin Public Service
3.300%, 09/01/2049	175	127
2.850%, 12/01/2051	250	164
Xcel Energy
4.800%, 09/15/2041	50	45

		37,850

Total Corporate Obligations
(Cost $246,128) ($ Thousands)		232,347

U.S. TREASURY OBLIGATIONS — 32.9%
U.S. Treasury Bonds
4.788%, 11/15/2042 (D)	2,225	958
4.750%, 11/15/2053	2,485	2,630
4.625%, 05/15/2044	2,425	2,470
4.625%, 11/15/2044	1,890	1,929
4.625%, 05/15/2054	1,350	1,403
4.500%, 02/15/2044	6,819	6,837
4.500%, 11/15/2054	17,470	17,836
4.467%, 11/15/2047 (D)	2,130	757
4.405%, 05/15/2050 (D)	4,650	1,507
4.250%, 02/15/2054	9,305	9,088
4.250%, 08/15/2054	5,822	5,694
4.125%, 08/15/2044	13,180	12,546
4.000%, 11/15/2052	365	340
3.750%, 08/15/2041	600	555
3.750%, 11/15/2043	710	642
3.625%, 08/15/2043	802	714
3.625%, 02/15/2044	1,111	985
3.625%, 05/15/2053	4,961	4,328
3.597%, 08/15/2043 (D)	9,912	4,311
3.375%, 11/15/2048	5,545	4,604
3.232%, 08/15/2045 (D)	2,925	1,154
3.125%, 11/15/2041	965	818
3.125%, 02/15/2043	9,440	7,844
3.125%, 08/15/2044	1,660	1,357
3.000%, 05/15/2047	755	591
3.000%, 08/15/2048	1,495	1,162

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.000%, 08/15/2052	$971	$749
2.875%, 05/15/2052	2,125	1,596
2.750%, 08/15/2042	610	482
2.750%, 11/15/2042	530	417
2.750%, 11/15/2047	425	317
2.375%, 11/15/2049	530	360
2.375%, 05/15/2051	1,100	743
2.250%, 08/15/2046	5,990	4,101
2.250%, 02/15/2052	2,480	1,620
2.000%, 11/15/2041	11,805	8,356
2.000%, 08/15/2051	2,195	1,354
1.750%, 08/15/2041	7,825	5,343
1.375%, 11/15/2040	335	219
1.375%, 08/15/2050	3,010	1,585
1.125%, 08/15/2040	500	315
U.S. Treasury Notes
4.250%, 11/15/2034	3,285	3,300
4.125%, 10/31/2029	375	376
4.125%, 11/30/2029	695	696
4.000%, 02/15/2034	994	979
3.875%, 08/15/2034	1,393	1,357

Total U.S. Treasury Obligations
(Cost $129,315) ($ Thousands)		127,325

MUNICIPAL BONDS — 3.1%
California — 1.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	667
California State, Build America Project, GO
7.500%, 04/01/2034	1,185	1,391
7.350%, 11/01/2039	730	861
California State, GO
5.875%, 10/01/2041	510	540
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	125	102
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	240	261
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	790	550
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	319
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,318
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	677

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Ser AD, RB
4.858%, 05/15/2112	$335	$306

		6,992

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	270	303

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	545	569

Maryland — 0.1%
Maryland Economic Development, RB
5.433%, 05/31/2056	240	244

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	206

Missouri — 0.2%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	674

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	72

New York — 0.4%
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	350	316
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	840	861
5.508%, 08/01/2037	250	255

		1,432

Texas — 0.4%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	539
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	490	572

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	$355	$299

		1,410

Total Municipal Bonds
(Cost $12,714) ($ Thousands)		11,902

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Tennessee Valley Authority
5.250%, 09/15/2039	2,135	2,249
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	1,941

Total U.S. Government Agency Obligations
(Cost $4,413) ($ Thousands)		4,190

SOVEREIGN DEBT — 0.8%

Chile Government International Bond
5.330%, 01/05/2054	190	185
4.340%, 03/07/2042	235	206
3.860%, 06/21/2047	25	20
3.100%, 01/22/2061	25	16
Israel Government International Bond
3.875%, 07/03/2050	100	73
3.375%, 01/15/2050	490	330
Mexico Government International Bond
6.400%, 05/07/2054	383	361
6.350%, 02/09/2035	70	71
6.338%, 05/04/2053	557	519
5.750%, 10/12/2110	124	100
5.000%, 04/27/2051	745	592
4.400%, 02/12/2052	390	279
4.280%, 08/14/2041	129	100
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	65	48
Republic of Poland Government International Bond
5.500%, 04/04/2053	75	73

Total Sovereign Debt
(Cost $3,409) ($ Thousands)		2,973

MORTGAGE-BACKED SECURITIES — 0.2%
Agency Mortgage-Backed Obligations — 0.2%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	33	34

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.852%, 07/25/2037(C)	$8	$1
GNMA ARM
4.875%, H15T1Y + 1.500%, 06/20/2032(C)	16	16
GNMA CMO, Ser 2009-8, Cl PS, IO
1.575%, 08/16/2038(C)	2	–
GNMA CMO, Ser 2010-4, Cl NS, IO
1.665%, 01/16/2040(C)	31	3
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,309	913

		967
Non-Agency Mortgage-Backed Obligations — 0.0%
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
5.562%, TSFR1M + 0.974%, 09/25/2034(C)	8	7
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	5	5
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.039%, 12/25/2034(C)	11	10
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
5.362%, TSFR1M + 0.774%, 01/25/2045(C)	18	18

		40
Total Mortgage-Backed Securities
(Cost $94) ($ Thousands)		1,007

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	6,623,711	6,624
Total Cash Equivalent
(Cost $6,624) ($ Thousands)		6,624
Total Investments in Securities — 99.8%
(Cost $402,697) ($ Thousands)		$386,368

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	102	Mar-2025	$20,970	$21,023	$53
U.S. 5-Year Treasury Note	157	Mar-2025	16,780	16,893	113
U.S. Ultra Long Treasury Bond	121	Mar-2025	14,852	15,390	538

SEI Institutional Investments Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Ultra 10-Year U.S. Treasury Note	11	Mar-2025	$1,240	$1,263	$23
			53,842	54,569	727
Short Contracts
U.S. 5-Year Treasury Note	(11)		$(1,174)	$(1,184)	$(10)
U.S. Long Treasury Bond	(60)	Mar-2025	(6,980)	(7,170)	(190)
Ultra 10-Year U.S. Treasury Note	(80)		(9,069)	(9,184)	(115)
			(17,223)	(17,538)	(315)
			$36,619	$37,031	$412

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFR	Annually	12/20/2053	USD	918	$13	$–	$13

Percentages are based on Net Assets of $387,079 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $17,043 ($ Thousands), representing 4.4% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	232,347	–	232,347
U.S. Treasury Obligations	–	127,325	–	127,325
Municipal Bonds	–	11,902	–	11,902
U.S. Government Agency Obligations	–	4,190	–	4,190
Sovereign Debt	–	2,973	–	2,973
Mortgage-Backed Securities	–	1,007	–	1,007
Cash Equivalent	6,624	–	–	6,624
Total Investments in Securities	6,624	379,744	–	386,368

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	727	–	–	727
Unrealized Depreciation	(315)	–	–	(315)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	13	–	13
Total Other Financial Instruments	412	13	–	425

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$23,868	$148,987	$(166,231)	$—	$—	$6,624	$142	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 85.3%
Communication Services — 5.9%
Alphabet
2.050%, 08/15/2050	$2,229	$1,324
America Movil
6.125%, 03/30/2040	2,790	2,975
AT&T
4.500%, 03/09/2048	2,150	1,872
4.300%, 12/15/2042	500	436
3.550%, 09/15/2055	860	611
3.500%, 09/15/2053	3,417	2,442
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	350	356
6.484%, 10/23/2045	2,620	2,575
4.800%, 03/01/2050	1,440	1,137
Comcast
6.500%, 11/15/2035	420	470
4.600%, 08/15/2045	1,150	1,034
4.049%, 11/01/2052	5,368	4,309
4.000%, 03/01/2048	3,165	2,558
3.969%, 11/01/2047	7,320	5,895
3.900%, 03/01/2038	5,020	4,369
3.400%, 07/15/2046	3,685	2,747
2.987%, 11/01/2063	33,324	20,221
2.937%, 11/01/2056	41,725	26,185
2.887%, 11/01/2051	18,722	12,100
2.800%, 01/15/2051	355	226
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,566
Meta Platforms
5.750%, 05/15/2063	1,690	1,795
5.600%, 05/15/2053	5,115	5,381
5.550%, 08/15/2064	7,150	7,382
5.400%, 08/15/2054	10,351	10,569
4.450%, 08/15/2052	7,629	6,807
NBCUniversal Media LLC
4.450%, 01/15/2043	1,207	1,082
NTT Finance
1.591%, 04/03/2028 (A)	2,360	2,132
Paramount Global
6.875%, 04/30/2036	680	707
4.375%, 03/15/2043	1,930	1,484
SES GLOBAL Americas Holdings
5.300%, 03/25/2044 (A)	1,300	1,015
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	1,337	1,345
Time Warner Cable LLC
7.300%, 07/01/2038	2,141	2,255
6.750%, 06/15/2039	945	957
5.875%, 11/15/2040	300	277
5.500%, 09/01/2041	650	572

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 09/15/2042	$1,000	$782
T-Mobile USA
5.500%, 01/15/2055	2,361	2,358
3.300%, 02/15/2051	500	352
3.000%, 02/15/2041	560	418
TWDC Enterprises 18
4.125%, 12/01/2041	1,570	1,373
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,600
Verizon Communications
5.250%, 03/16/2037	440	442
3.875%, 03/01/2052	2,984	2,338
3.700%, 03/22/2061	570	414
3.400%, 03/22/2041	2,265	1,786
2.650%, 11/20/2040	2,220	1,583
Walt Disney
6.650%, 11/15/2037	990	1,138
6.400%, 12/15/2035	2,043	2,302
3.600%, 01/13/2051	6,176	4,779
3.500%, 05/13/2040	7,510	6,244
2.750%, 09/01/2049	22,811	15,091
Warnermedia Holdings
5.391%, 03/15/2062	2,799	2,232
5.141%, 03/15/2052	6,035	4,851
5.050%, 03/15/2042	740	625

		190,876

Consumer Discretionary — 4.0%
7-Eleven
2.500%, 02/10/2041 (A)	870	582
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	735	624
Amazon.com
4.050%, 08/22/2047	4,481	3,869
3.950%, 04/13/2052	8,356	6,964
3.875%, 08/22/2037	3,170	2,880
3.250%, 05/12/2061	13,336	9,235
3.100%, 05/12/2051	7,704	5,478
2.875%, 05/12/2041	2,115	1,619
2.700%, 06/03/2060	6,575	4,012
2.500%, 06/03/2050	9,578	6,051
Emory University
2.969%, 09/01/2050	1,660	1,172
Ford Foundation
2.815%, 06/01/2070	925	567
Georgetown University
5.215%, 10/01/2118	1,171	1,106
4.315%, 04/01/2049	1,750	1,546
Home Depot
5.950%, 04/01/2041	3,030	3,293
5.400%, 06/25/2064	580	591
5.300%, 06/25/2054	6,215	6,279
4.950%, 06/25/2034	480	485

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.950%, 09/15/2052	$1,350	$1,294
4.500%, 12/06/2048	3,820	3,436
4.400%, 03/15/2045	5,635	5,053
4.250%, 04/01/2046	3,992	3,481
4.200%, 04/01/2043	1,865	1,642
3.900%, 06/15/2047	14,888	12,240
3.350%, 04/15/2050	5,270	3,883
3.300%, 04/15/2040	2,275	1,841
3.125%, 12/15/2049	2,560	1,813
2.750%, 09/15/2051	3,410	2,212
2.375%, 03/15/2051	6,054	3,632
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,736
Lowe's
5.750%, 07/01/2053	68	71
4.250%, 04/01/2052	550	451
3.700%, 04/15/2046	2,116	1,634
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,800	3,060
3.067%, 04/01/2052	2,540	1,846
2.294%, 07/01/2051	21	13
NIKE
3.625%, 05/01/2043	1,325	1,095
3.250%, 03/27/2040	3,380	2,714
Northwestern University
3.688%, 12/01/2038	2,070	1,859
Pomona College
2.888%, 01/01/2051	1,240	843
President & Fellows of Harvard College
3.745%, 11/15/2052	4,252	3,500
2.517%, 10/15/2050	1,425	931
Rockefeller Foundation
2.492%, 10/01/2050	3,045	1,960
Starbucks
3.350%, 03/12/2050	905	640
Trustees of Boston College
3.042%, 07/01/2057	1,230	812
Trustees of Boston University
4.061%, 10/01/2048	1,800	1,542
Trustees of Princeton University
5.700%, 03/01/2039	1,184	1,281
University of Chicago
2.761%, 04/01/2045	2,520	1,976
University of Southern California
3.841%, 10/01/2047	1,340	1,129
3.028%, 10/01/2039	2,300	1,889
2.805%, 10/01/2050	925	635

		128,497

Consumer Staples — 5.4%
Altria Group
10.200%, 02/06/2039	1,696	2,419
9.950%, 11/10/2038	670	925

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 05/02/2043	$100	$86
4.250%, 08/09/2042	575	481
3.875%, 09/16/2046	60	46
3.400%, 02/04/2041	433	329
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	50,498	48,314
4.700%, 02/01/2036	23,345	22,862
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,240	1,610
8.000%, 11/15/2039	2,991	3,860
5.550%, 01/23/2049	7,140	7,449
4.600%, 04/15/2048	967	910
BAT Capital
4.758%, 09/06/2049	1,046	889
4.390%, 08/15/2037	925	826
Cargill
4.375%, 04/22/2052 (A)	2,550	2,236
Church & Dwight
5.000%, 06/15/2052	227	217
Coca-Cola
5.400%, 05/13/2064	3,725	3,795
5.300%, 05/13/2054	120	123
5.200%, 01/14/2055	7,535	7,566
2.500%, 03/15/2051	2,085	1,300
Constellation Brands
3.750%, 05/01/2050	430	332
CSL Finance PLC
5.106%, 04/03/2034 (A)	1,345	1,357
4.950%, 04/27/2062 (A)	310	286
4.750%, 04/27/2052 (A)	3,089	2,820
4.625%, 04/27/2042 (A)	320	293
Dollar Tree
3.375%, 12/01/2051	1,105	733
Hormel Foods
3.050%, 06/03/2051	1,305	901
JBS USA Holding Lux SARL
7.250%, 11/15/2053	4,150	4,818
6.500%, 12/01/2052	3,010	3,189
4.375%, 02/02/2052	2,425	1,898
Kenvue
5.100%, 03/22/2043	610	607
5.050%, 03/22/2053	1,700	1,663
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,345
3.900%, 05/04/2047	1,670	1,368
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,341
Kroger
5.650%, 09/15/2064	1,035	1,020
Mars
3.950%, 04/01/2049 (A)	2,280	1,847

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nestle Capital
5.100%, 03/12/2054 (A)	$1,845	$1,847
Nestle Holdings
3.900%, 09/24/2038 (A)	1,640	1,472
PepsiCo
5.250%, 07/17/2054	3,435	3,498
4.650%, 02/15/2053	2,834	2,619
3.450%, 10/06/2046	6,055	4,686
Philip Morris International
4.875%, 11/15/2043	3,640	3,417
4.500%, 03/20/2042	5,750	5,181
4.125%, 03/04/2043	586	497
3.875%, 08/21/2042	990	818
Reynolds American
8.125%, 05/01/2040	2,390	2,879
Target
2.950%, 01/15/2052	5,795	3,895
Walmart
4.500%, 09/09/2052	1,985	1,829
4.500%, 04/15/2053	4,319	3,985
2.650%, 09/22/2051	4,940	3,236
2.500%, 09/22/2041	3,776	2,724

		174,644

Energy — 5.7%
BG Energy Capital PLC
5.125%, 10/15/2041 (A)	1,600	1,550
BP Capital Markets America
4.812%, 02/13/2033	5,385	5,328
3.379%, 02/08/2061	13,591	9,231
3.060%, 06/17/2041	2,355	1,769
3.001%, 03/17/2052	170	113
3.000%, 02/24/2050	1,507	1,014
2.939%, 06/04/2051	3,215	2,116
2.772%, 11/10/2050	4,482	2,866
Cenovus Energy
6.750%, 11/15/2039	245	272
Chevron USA
2.343%, 08/12/2050	1,685	1,015
ConocoPhillips
5.700%, 09/15/2063	1,015	1,043
5.650%, 01/15/2065	830	840
5.550%, 03/15/2054	945	958
5.500%, 01/15/2055	1,660	1,672
5.300%, 05/15/2053	385	378
4.300%, 11/15/2044	3,770	3,294
4.025%, 03/15/2062	14,384	11,134
3.800%, 03/15/2052	2,125	1,640
Devon Energy
7.875%, 09/30/2031	520	598
Diamondback Energy
5.750%, 04/18/2054	1,516	1,511
4.400%, 03/24/2051	500	412

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 03/15/2052	$2,685	$2,149
Eastern Energy Gas Holdings LLC
5.650%, 10/15/2054	1,739	1,734
Enbridge
6.700%, 11/15/2053	925	1,059
Energy Transfer LP
6.050%, 06/01/2041	2,225	2,299
5.400%, 10/01/2047	822	773
5.300%, 04/15/2047	190	176
5.150%, 03/15/2045	3,300	3,030
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,236
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,421
6.125%, 10/15/2039	1,335	1,440
5.950%, 02/01/2041	166	177
5.550%, 02/16/2055	9,342	9,531
4.900%, 05/15/2046	6,915	6,491
4.850%, 08/15/2042	4,255	4,016
4.850%, 03/15/2044	1,455	1,364
EOG Resources
5.650%, 12/01/2054	660	679
4.950%, 04/15/2050	1,600	1,499
Equinor
5.100%, 08/17/2040	2,335	2,331
4.800%, 11/08/2043	899	868
3.700%, 04/06/2050	3,785	2,991
3.625%, 04/06/2040	2,680	2,248
3.250%, 11/18/2049	1,889	1,374
Exxon Mobil
4.327%, 03/19/2050	6,073	5,296
4.227%, 03/19/2040	3,575	3,251
4.114%, 03/01/2046	1,030	878
3.452%, 04/15/2051	15,562	11,625
3.095%, 08/16/2049	810	573
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	1,100	1,103
Hess
6.000%, 01/15/2040	3,620	3,855
5.600%, 02/15/2041	2,555	2,608
Marathon Petroleum
5.000%, 09/15/2054	300	262
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,271
Occidental Petroleum
6.050%, 10/01/2054	1,630	1,610
4.300%, 08/15/2039	462	386
Saudi Arabian Oil MTN
5.750%, 07/17/2054 (A)	3,180	3,105
Shell Finance US
4.550%, 08/12/2043	1,840	1,683
4.375%, 05/11/2045	10,530	9,258
4.000%, 05/10/2046	1,580	1,303

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 09/12/2046	$6,994	$5,572
3.250%, 04/06/2050	165	119
Shell International Finance BV
6.375%, 12/15/2038	5,481	6,186
3.625%, 08/21/2042	1,160	947
3.000%, 11/26/2051	3,147	2,127
Suncor Energy
5.950%, 12/01/2034	1,453	1,538
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,349
TotalEnergies Capital
5.638%, 04/05/2064	3,930	3,982
5.425%, 09/10/2064	1,425	1,399
TotalEnergies Capital International
3.127%, 05/29/2050	13,820	9,645
2.986%, 06/29/2041	1,410	1,063
TransCanada PipeLines
5.600%, 03/31/2034	835	853
Williams
5.400%, 03/04/2044	1,000	976

		184,463

Financials — 19.2%
AIA Group MTN
5.400%, 09/30/2054 (A)	760	749
4.875%, 03/11/2044 (A)	3,372	3,255
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(B)	415	425
Alleghany
4.900%, 09/15/2044	1,415	1,350
Allstate
4.500%, 06/15/2043	528	469
American Express
5.284%, SOFRRATE + 1.420%, 07/26/2035 (B)	1,660	1,683
American International Group
4.800%, 07/10/2045	215	199
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,035	807
Apollo Global Management
5.800%, 05/21/2054	2,440	2,577
Athene Holding
6.650%, 02/01/2033	120	130
Bank of America
7.750%, 05/14/2038	1,515	1,838
6.000%, 10/15/2036	3,800	4,060
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	3,175	3,348
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	10,430	10,714
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	20,194	15,832

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	$1,250	$1,077
Bank of America MTN
5.875%, 02/07/2042	1,935	2,092
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	3,775	3,773
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	6,145	5,117
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	5,795	5,141
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	4,955	4,341
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	34,893	25,313
Barclays PLC
5.335%, SOFRRATE + 1.910%, 09/10/2035 (B)	3,270	3,226
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,180	1,110
4.300%, 05/15/2043	1,565	1,416
4.200%, 08/15/2048	1,575	1,380
3.850%, 03/15/2052	6,210	4,994
2.850%, 10/15/2050	5,086	3,412
BlackRock Funding
5.350%, 01/08/2055	4,100	4,173
5.250%, 03/14/2054	3,340	3,346
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,802	1,903
Brookfield Finance
5.968%, 03/04/2054	8,115	8,611
Capital One Financial
5.884%, SOFRRATE + 1.990%, 07/26/2035 (B)	420	433
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,252	1,250
Chubb INA Holdings LLC
6.700%, 05/15/2036	4,870	5,576
4.350%, 11/03/2045	2,985	2,660
3.050%, 12/15/2061	3,090	2,008
Cincinnati Financial
6.125%, 11/01/2034	1,853	1,989
Citibank
5.570%, 04/30/2034	2,800	2,915
Citigroup
8.125%, 07/15/2039	4,620	5,875
6.125%, 08/25/2036	455	479
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	2,575	2,627
5.449%, SOFRRATE + 1.447%, 06/11/2035 (B)	1,590	1,626
5.411%, H15T5Y + 1.730%, 09/19/2039 (B)	1,330	1,302
5.316%, SOFRRATE + 4.548%, 03/26/2041 (B)	3,630	3,625

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.650%, 07/30/2045	$1,134	$1,032
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	6,550	5,624
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	3,146
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	3,695	2,710
Citigroup Capital III
7.625%, 12/01/2036	890	979
CME Group
4.150%, 06/15/2048	1,634	1,424
Corestates Capital III
5.355%, TSFR3M + 0.832%, 02/15/2027 (A)(B)	375	368
Deutsche Bank NY
5.403%, SOFRRATE + 2.050%, 09/11/2035 (B)	1,145	1,116
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	850
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	2,890	2,799
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	830	871
Global Payments
5.950%, 08/15/2052	290	296
Goldman Sachs Capital I
6.345%, 02/15/2034	5,030	5,329
Goldman Sachs Group
6.450%, 05/01/2036	1,115	1,219
6.250%, 02/01/2041	4,014	4,401
5.561%, SOFRRATE + 1.580%, 11/19/2045 (B)	8,080	8,206
5.016%, SOFRRATE + 1.420%, 10/23/2035 (B)	3,780	3,736
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	14,575	13,314
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	7,185	6,317
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	1,480	1,163
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	2,770	2,129
3.102%, SOFRRATE + 1.410%, 02/24/2033 (B)	1,480	1,305
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	4,300	3,146
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	1,630	1,370
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,238	3,969
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	1,155	1,032

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Bank USA
7.000%, 01/15/2039	$8,237	$9,488
HSBC Holdings PLC
6.500%, 09/15/2037	2,200	2,367
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	2,800	3,064
Huntington Bancshares
6.141%, H15T5Y + 1.700%, 11/18/2039 (B)	865	887
Intercontinental Exchange
4.250%, 09/21/2048	1,800	1,539
3.000%, 06/15/2050	1,175	803
JAB Holdings BV
4.500%, 04/08/2052 (A)	1,270	996
Jackson Financial
4.000%, 11/23/2051	495	363
JPMorgan Chase
8.750%, 09/01/2030	605	721
6.400%, 05/15/2038	5,484	6,166
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	1,320	1,427
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	1,830	1,916
5.600%, 07/15/2041	2,670	2,795
5.534%, SOFRRATE + 1.550%, 11/29/2045 (B)	1,200	1,231
5.500%, 10/15/2040	2,765	2,864
5.400%, 01/06/2042	2,834	2,900
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	7,360	7,496
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	2,750	2,783
4.946%, SOFRRATE + 1.340%, 10/22/2035 (B)	4,860	4,820
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,340	1,122
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	9,065	7,488
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	4,975	4,072
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	20,335	17,875
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	10,018	7,323
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	4,430	3,418
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	190	133
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	430	334
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	775	666
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	4,295	3,049

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	$1,478	$1,467
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	2,192	2,087
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,261
Marsh & McLennan
6.250%, 11/01/2052	3,100	3,506
5.700%, 09/15/2053	1,890	1,997
5.450%, 03/15/2053	1,030	1,046
5.450%, 03/15/2054	195	199
5.400%, 03/15/2055	962	974
4.900%, 03/15/2049	2,752	2,594
4.350%, 01/30/2047	1,330	1,162
4.200%, 03/01/2048	3,890	3,301
2.900%, 12/15/2051	1,175	776
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,323
3.729%, 10/15/2070 (A)	3,205	2,214
Mastercard
3.950%, 02/26/2048	1,260	1,063
3.850%, 03/26/2050	8,311	6,795
MetLife
5.875%, 02/06/2041	1,675	1,773
5.700%, 06/15/2035	2,929	3,100
5.250%, 01/15/2054	2,475	2,456
5.000%, 07/15/2052	5,080	4,855
4.875%, 11/13/2043	3,080	2,923
4.721%, 12/15/2044	3,480	3,228
4.125%, 08/13/2042	2,430	2,107
Moody's
4.875%, 12/17/2048	2,216	2,063
3.250%, 05/20/2050	420	295
2.750%, 08/19/2041	250	180
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	530	542
5.516%, SOFRRATE + 1.710%, 11/19/2055 (B)	4,085	4,219
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	2,170	2,216
5.320%, SOFRRATE + 1.555%, 07/19/2035 (B)	1,355	1,375
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,479
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	5,550	4,316
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	900	944
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	885	894
4.375%, 01/22/2047	125	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 01/27/2045	$7,600	$6,672
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	8,615	7,649
2.943%, SOFRRATE + 1.290%, 01/21/2033 (B)	5,750	5,037
2.802%, SOFRRATE + 1.430%, 01/25/2052 (B)	800	526
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	545	466
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	1,965	1,660
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,820	2,384
4.350%, 04/30/2050 (A)	1,795	1,414
New York Life Insurance
6.750%, 11/15/2039 (A)	4,535	5,209
5.875%, 05/15/2033 (A)	4,024	4,270
3.750%, 05/15/2050 (A)	1,960	1,512
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	450	353
3.625%, 09/30/2059 (A)	5,902	4,215
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	1,350	1,096
Pacific LifeCorp
3.350%, 09/15/2050 (A)	312	221
PayPal Holdings
3.250%, 06/01/2050	3,165	2,267
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	1,995	2,229
6.037%, SOFRINDX + 2.140%, 10/28/2033 (B)	585	619
5.676%, SOFRRATE + 1.902%, 01/22/2035 (B)	100	104
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	3,340	3,398
Progressive
3.700%, 03/15/2052	4,565	3,550
Prudential Financial MTN
5.700%, 12/14/2036	3,568	3,779
Raymond James Financial
4.950%, 07/15/2046	1,164	1,095
3.750%, 04/01/2051	2,669	2,057
S&P Global
3.900%, 03/01/2062	550	433
3.700%, 03/01/2052	2,235	1,761
3.250%, 12/01/2049	2,331	1,703
Securian Financial Group
4.800%, 04/15/2048 (A)	1,753	1,553
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	4,475	4,179

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.270%, 05/15/2047 (A)	$2,793	$2,342
3.300%, 05/15/2050 (A)	4,255	3,021
Travelers
5.450%, 05/25/2053	5,310	5,500
5.350%, 11/01/2040	1,565	1,597
4.600%, 08/01/2043	3,875	3,583
4.100%, 03/04/2049	3,853	3,249
4.050%, 03/07/2048	1,300	1,094
Travelers MTN
6.250%, 06/15/2037	1,205	1,336
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	1,740	1,813
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	6,920	7,139
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	2,005	1,986
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	3,135	3,027
UBS
4.500%, 06/26/2048	2,305	2,079
UBS Group
5.699%, H15T1Y + 1.770%, 02/08/2035 (A)(B)	2,590	2,673
US Bancorp
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	1,505	1,571
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	1,505	1,559
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	2,680	2,622
Visa
4.300%, 12/14/2045	8,650	7,783
2.700%, 04/15/2040	720	548
2.000%, 08/15/2050	5,410	3,125
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,627
Wells Fargo
7.950%, 11/15/2029	695	786
6.600%, 01/15/2038	9,970	11,246
5.950%, 08/26/2036	5,460	5,806
5.950%, 12/15/2036	1,002	1,052
5.850%, 02/01/2037	8,552	8,981
5.606%, 01/15/2044	446	444
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	5,920	6,067
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	2,210	2,239
3.900%, 05/01/2045	3,324	2,742
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	3,040	2,312
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	1,455	1,492

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	$14,637	$13,908
4.900%, 11/17/2045	1,685	1,529
4.750%, 12/07/2046	4,830	4,287
4.650%, 11/04/2044	2,510	2,223
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	4,740	4,229
4.400%, 06/14/2046	5,885	4,979
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,035	2,720
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	695	489
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (B)	1,405	1,421
XL Group
5.250%, 12/15/2043	2,405	2,311

		625,971

Health Care — 13.7%
Abbott Laboratories
5.300%, 05/27/2040	1,520	1,581
4.900%, 11/30/2046	7,318	7,178
4.750%, 11/30/2036	500	496
AbbVie
5.500%, 03/15/2064	3,745	3,812
5.400%, 03/15/2054	10,894	11,055
5.350%, 03/15/2044	800	811
5.050%, 03/15/2034	860	871
4.850%, 06/15/2044	225	213
4.750%, 03/15/2045	6,890	6,450
4.700%, 05/14/2045	4,084	3,786
4.400%, 11/06/2042	635	573
4.250%, 11/21/2049	20,536	17,700
4.050%, 11/21/2039	3,280	2,920
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,512
Aetna
4.125%, 11/15/2042	780	628
Alcon Finance
3.800%, 09/23/2049 (A)	1,070	833
Allina Health System
4.805%, 11/15/2045	1,666	1,533
3.887%, 04/15/2049	1,454	1,185
Amgen
5.750%, 03/02/2063	255	260
4.875%, 03/01/2053	480	437
4.663%, 06/15/2051	800	708
4.400%, 05/01/2045	1,020	885
Ascension Health
4.847%, 11/15/2053	520	495
3.945%, 11/15/2046	1,291	1,090
3.106%, 11/15/2039	3,210	2,548

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AstraZeneca PLC
6.450%, 09/15/2037	$4,349	$4,909
4.375%, 11/16/2045	3,734	3,365
3.000%, 05/28/2051	1,873	1,311
Banner Health
2.907%, 01/01/2042	1,781	1,308
Baptist Health South Florida
4.342%, 11/15/2041	610	532
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	1,970	1,505
4.625%, 06/25/2038 (A)	645	558
4.400%, 07/15/2044 (A)	1,585	1,232
3.950%, 04/15/2045 (A)	2,680	1,939
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	650	691
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,250	1,090
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	783
Bristol-Myers Squibb
6.400%, 11/15/2063	2,955	3,359
5.650%, 02/22/2064	705	721
5.550%, 02/22/2054	6,805	7,037
4.550%, 02/20/2048	1,614	1,448
4.250%, 10/26/2049	13,464	11,487
3.900%, 03/15/2062	1,910	1,453
3.700%, 03/15/2052	7,449	5,775
3.550%, 03/15/2042	1,060	855
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	364
Children's Health Care
3.448%, 08/15/2049	815	616
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	773
Cigna Group
4.800%, 08/15/2038	1,300	1,231
3.875%, 10/15/2047	1,200	934
City of Hope
5.623%, 11/15/2043	920	903
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,101
CommonSpirit Health
4.187%, 10/01/2049	805	669
CVS Health
5.875%, 06/01/2053	540	532
5.050%, 03/25/2048	10,109	8,960
4.780%, 03/25/2038	2,585	2,348
Danaher
2.800%, 12/10/2051	1,315	865
Elevance Health
6.100%, 10/15/2052	350	373
5.850%, 11/01/2064	675	695
5.700%, 02/15/2055	1,350	1,385

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.650%, 06/15/2054	$2,206	$2,237
Eli Lilly
5.200%, 08/14/2064	3,221	3,178
5.100%, 02/09/2064	8,207	7,976
5.050%, 08/14/2054	3,800	3,734
5.000%, 02/09/2054	5,100	4,965
4.950%, 02/27/2063	4,709	4,492
4.875%, 02/27/2053	3,670	3,516
3.950%, 03/15/2049	2,925	2,440
GE HealthCare Technologies
6.377%, 11/22/2052	430	487
Gilead Sciences
4.800%, 04/01/2044	750	700
4.500%, 02/01/2045	2,155	1,929
4.150%, 03/01/2047	2,590	2,188
GlaxoSmithKline Capital
6.375%, 05/15/2038	5,519	6,175
HCA
5.250%, 06/15/2049	610	560
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	3,818	3,889
3.200%, 06/01/2050 (A)	3,435	2,309
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,101
Humana
8.150%, 06/15/2038	1,510	1,800
5.750%, 04/15/2054	1,576	1,567
5.500%, 03/15/2053	1,365	1,306
4.625%, 12/01/2042	505	439
3.950%, 08/15/2049	230	177
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,900	1,587
Johnson & Johnson
4.850%, 05/15/2041	6,672	6,714
3.750%, 03/03/2047	400	333
3.700%, 03/01/2046	245	204
3.625%, 03/03/2037	790	705
3.400%, 01/15/2038	3,600	3,101
2.100%, 09/01/2040	1,335	933
Kaiser Foundation Hospitals
4.150%, 05/01/2047	960	829
3.266%, 11/01/2049	2,275	1,677
2.810%, 06/01/2041	6,855	5,086
Mass General Brigham
3.765%, 07/01/2048	1,000	812
3.342%, 07/01/2060	1,015	714
3.192%, 07/01/2049	2,467	1,800
Medtronic
4.375%, 03/15/2035	2,330	2,246
Memorial Health Services
3.447%, 11/01/2049	2,875	2,182
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	230

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 07/01/2052	$2,460	$2,105
2.955%, 01/01/2050	780	549
Merck
5.000%, 05/17/2053	4,610	4,443
4.900%, 05/17/2044	2,665	2,580
4.150%, 05/18/2043	2,700	2,369
4.000%, 03/07/2049	550	457
3.900%, 03/07/2039	1,440	1,270
3.700%, 02/10/2045	8,940	7,238
2.900%, 12/10/2061	2,286	1,409
2.750%, 12/10/2051	1,325	854
2.350%, 06/24/2040	430	303
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,288
MyMichigan Health
3.409%, 06/01/2050	2,220	1,660
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,488
Northwell Healthcare
4.260%, 11/01/2047	705	594
Novant Health
3.168%, 11/01/2051	2,615	1,832
Novartis Capital
4.700%, 09/18/2054	2,645	2,475
4.400%, 05/06/2044	90	83
4.000%, 11/20/2045	775	666
NYU Langone Hospitals
5.750%, 07/01/2043	1,730	1,837
4.368%, 07/01/2047	1,685	1,511
3.380%, 07/01/2055	1,510	1,078
Orlando Health Obligated Group
3.327%, 10/01/2050	820	619
PeaceHealth Obligated Group
3.218%, 11/15/2050	3,510	2,398
Pfizer
4.400%, 05/15/2044	1,055	952
4.300%, 06/15/2043	3,860	3,425
4.200%, 09/15/2048	5,850	4,976
4.100%, 09/15/2038	1,900	1,722
4.000%, 12/15/2036	200	183
3.900%, 03/15/2039	2,100	1,834
2.550%, 05/28/2040	575	416
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	3,893	3,779
5.300%, 05/19/2053	11,725	11,591
5.110%, 05/19/2043	7,745	7,593
Pharmacia LLC
6.600%, 12/01/2028	1,045	1,122
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,182
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	618

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Revvity
3.625%, 03/15/2051	$325	$234
Roche Holdings
5.218%, 03/08/2054 (A)	6,034	6,103
4.592%, 09/09/2034 (A)	1,065	1,047
2.607%, 12/13/2051 (A)	700	445
Sentara Health
2.927%, 11/01/2051	805	546
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,515
Sharp HealthCare
2.680%, 08/01/2050	1,500	953
Solventum
6.000%, 05/15/2064 (A)	370	377
5.900%, 04/30/2054 (A)	4,260	4,360
Stanford Health Care
3.795%, 11/15/2048	5,332	4,401
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	325	243
Sutter Health
5.547%, 08/15/2053	1,478	1,560
Takeda Pharmaceutical
5.650%, 07/05/2054	500	510
3.175%, 07/09/2050	1,720	1,184
Trinity Health
4.125%, 12/01/2045	1,277	1,097
UnitedHealth Group
6.625%, 11/15/2037	1,080	1,233
6.500%, 06/15/2037	1,275	1,438
6.050%, 02/15/2063	1,625	1,769
5.950%, 02/15/2041	1,130	1,207
5.875%, 02/15/2053	5,011	5,349
5.800%, 03/15/2036	620	662
5.750%, 07/15/2064	6,633	6,929
5.700%, 10/15/2040	25	26
5.625%, 07/15/2054	8,405	8,720
5.500%, 07/15/2044	3,140	3,215
5.500%, 04/15/2064	2,210	2,217
5.375%, 04/15/2054	3,890	3,890
4.750%, 07/15/2045	5,015	4,687
4.750%, 05/15/2052	7,780	7,132
4.450%, 12/15/2048	13,894	12,198
4.375%, 03/15/2042	30	27
4.250%, 04/15/2047	2,770	2,369
4.250%, 06/15/2048	7,070	6,019
4.200%, 01/15/2047	1,477	1,251
3.950%, 10/15/2042	7,070	5,987
3.750%, 10/15/2047	825	653
3.700%, 08/15/2049	1,726	1,338
3.500%, 08/15/2039	4,390	3,644
3.250%, 05/15/2051	5,420	3,827
3.050%, 05/15/2041	8,841	6,706
2.900%, 05/15/2050	1,740	1,154

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	$900	$609
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,750	1,561
Wyeth LLC
5.950%, 04/01/2037	15,909	17,134

		447,010

Industrials — 6.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.950%, 09/10/2034	1,585	1,542
3.850%, 10/29/2041	320	262
3.300%, 01/30/2032	975	865
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	257	255
Airbus
3.950%, 04/10/2047 (A)	1,650	1,372
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	646	614
BAE Systems PLC
3.000%, 09/15/2050 (A)	4,771	3,242
Boeing
7.008%, 05/01/2064 (A)	2,330	2,537
6.858%, 05/01/2054 (A)	1,065	1,156
5.930%, 05/01/2060	885	837
5.805%, 05/01/2050	5,360	5,125
5.705%, 05/01/2040	2,010	1,949
3.750%, 02/01/2050	915	647
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	3,132	3,248
5.200%, 04/15/2054	1,770	1,767
5.150%, 09/01/2043	1,345	1,345
4.900%, 04/01/2044	9,266	8,870
4.550%, 09/01/2044	3,875	3,531
4.450%, 03/15/2043	560	509
4.450%, 01/15/2053	2,169	1,925
4.400%, 03/15/2042	2,825	2,563
4.375%, 09/01/2042	305	275
4.150%, 04/01/2045	9,310	8,022
4.050%, 06/15/2048	1,955	1,643
3.300%, 09/15/2051	4,705	3,420
3.050%, 02/15/2051	2,455	1,699
2.875%, 06/15/2052	4,365	2,895
Canadian National Railway
6.200%, 06/01/2036	5,060	5,595
4.500%, 11/07/2043	1,720	1,547
4.400%, 08/05/2052	2,796	2,488
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,506

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Caterpillar
4.750%, 05/15/2064	$510	$471
CSX
4.900%, 03/15/2055	7,955	7,494
4.500%, 11/15/2052	1,970	1,755
Cummins
5.450%, 02/20/2054	2,781	2,852
2.600%, 09/01/2050	2,660	1,685
Deere
3.900%, 06/09/2042	800	692
2.875%, 09/07/2049	3,095	2,145
Emerson Electric
2.800%, 12/21/2051	4,551	2,992
General Dynamics
4.250%, 04/01/2040	2,570	2,332
4.250%, 04/01/2050	4,079	3,532
Georgia-Pacific LLC
8.875%, 05/15/2031	475	584
7.250%, 06/01/2028	330	358
Honeywell International
5.350%, 03/01/2064	2,090	2,100
5.250%, 03/01/2054	14,704	14,632
John Deere Capital MTN
5.050%, 06/12/2034	2,065	2,106
Lockheed Martin
5.200%, 02/15/2064	3,680	3,624
4.700%, 05/15/2046	550	514
4.300%, 06/15/2062	2,676	2,243
4.090%, 09/15/2052	8,777	7,289
4.070%, 12/15/2042	7,161	6,239
3.800%, 03/01/2045	2,185	1,804
2.800%, 06/15/2050	1,155	764
Nature Conservancy
3.957%, 03/01/2052	1,065	885
Norfolk Southern
5.100%, 08/01/2118	430	389
4.837%, 10/01/2041	4,500	4,270
3.700%, 03/15/2053	500	381
PACCAR Financial MTN
5.000%, 03/22/2034	2,497	2,573
RTX
6.125%, 07/15/2038	295	320
4.625%, 11/16/2048	1,315	1,183
4.500%, 06/01/2042	4,787	4,325
3.750%, 11/01/2046	2,039	1,610
2.820%, 09/01/2051	150	96
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	3,275	2,474
Snap-on
4.100%, 03/01/2048	4,686	3,994
TTX
4.600%, 02/01/2049 (A)	2,842	2,607

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Uber Technologies
5.350%, 09/15/2054	$845	$824
Union Pacific
4.950%, 05/15/2053	195	189
3.875%, 02/01/2055	2,215	1,758
3.839%, 03/20/2060	17,709	13,506
3.500%, 02/14/2053	7,790	5,819
3.375%, 02/14/2042	825	658
2.973%, 09/16/2062	2,885	1,786
2.950%, 03/10/2052	14,357	9,630
Union Pacific MTN
3.550%, 08/15/2039	925	782
United Airlines Pass-Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	1,075	1,112
United Airlines Pass-Through Trust, Ser 2024-1
5.450%, 02/15/2037	1,430	1,464
United Parcel Service
7.620%, 04/01/2030 (C)	710	808
6.200%, 01/15/2038	3,532	3,914
5.500%, 05/22/2054	1,835	1,895
5.200%, 04/01/2040	1,375	1,385
5.050%, 03/03/2053	6,529	6,317
3.625%, 10/01/2042	1,260	1,029
Waste Management
5.350%, 10/15/2054	4,576	4,652
WW Grainger
4.600%, 06/15/2045	1,893	1,762

		225,855

Information Technology — 5.7%
Accenture Capital
4.500%, 10/04/2034	1,385	1,347
Analog Devices
2.950%, 10/01/2051	6,537	4,431
2.800%, 10/01/2041	3,820	2,807
Apple
4.650%, 02/23/2046	6,474	6,172
4.375%, 05/13/2045	10,588	9,763
3.850%, 05/04/2043	3,285	2,846
3.850%, 08/04/2046	13,430	11,348
3.750%, 09/12/2047	6,995	5,766
3.750%, 11/13/2047	170	140
3.450%, 02/09/2045	10,120	8,154
2.850%, 08/05/2061	6,070	3,904
2.800%, 02/08/2061	1,390	881
2.700%, 08/05/2051	2,550	1,677
2.650%, 05/11/2050	1,440	948
2.650%, 02/08/2051	13,890	9,077
2.375%, 02/08/2041	1,480	1,068
Applied Materials
4.350%, 04/01/2047	1,481	1,316

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AppLovin
5.950%, 12/01/2054	$845	$868
Broadcom
4.926%, 05/15/2037 (A)	2,080	2,018
Cisco Systems
5.900%, 02/15/2039	3,985	4,335
5.500%, 01/15/2040	2,094	2,188
5.350%, 02/26/2064	5,450	5,549
5.300%, 02/26/2054	9,702	9,945
IBM International Capital
5.300%, 02/05/2054	2,260	2,208
Intel
5.700%, 02/10/2053	1,110	1,060
International Business Machines
4.900%, 07/27/2052	435	410
4.250%, 05/15/2049	3,725	3,157
4.150%, 05/15/2039	2,050	1,826
4.000%, 06/20/2042	1,740	1,476
Intuit
5.500%, 09/15/2053	4,980	5,110
KLA
4.950%, 07/15/2052	6,747	6,437
Lam Research
2.875%, 06/15/2050	3,198	2,141
Microsoft
3.450%, 08/08/2036	4,430	3,962
3.041%, 03/17/2062	12,523	8,485
2.921%, 03/17/2052	13,159	9,203
2.675%, 06/01/2060	1,805	1,123
2.525%, 06/01/2050	17,737	11,512
2.500%, 09/15/2050	3,370	2,157
NVIDIA
3.500%, 04/01/2040	2,810	2,405
Oracle
4.125%, 05/15/2045	750	620
4.000%, 07/15/2046	3,005	2,417
4.000%, 11/15/2047	225	179
3.600%, 04/01/2040	4,128	3,354
QUALCOMM
4.300%, 05/20/2047	3,165	2,738
Salesforce
3.050%, 07/15/2061	1,295	843
2.900%, 07/15/2051	3,785	2,554
2.700%, 07/15/2041	2,115	1,553
Sprint Capital
8.750%, 03/15/2032	559	679
Texas Instruments
5.150%, 02/08/2054	2,465	2,447
5.050%, 05/18/2063	6,885	6,599
5.000%, 03/14/2053	1,640	1,589

		184,792

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 1.2%
Anglo American Capital PLC
6.000%, 04/05/2054 (A)	$3,605	$3,763
5.750%, 04/05/2034 (A)	275	283
4.750%, 03/16/2052 (A)	4,095	3,605
3.950%, 09/10/2050 (A)	535	419
Barrick North America Finance LLC
5.750%, 05/01/2043	2,650	2,745
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,308
BHP Billiton Finance USA
5.500%, 09/08/2053	1,100	1,130
5.250%, 09/08/2033	3,150	3,232
5.000%, 09/30/2043	4,200	4,088
Ecolab
2.700%, 12/15/2051	3,220	2,063
Freeport-McMoRan
5.450%, 03/15/2043	300	291
Glencore Funding LLC
3.875%, 04/27/2051 (A)	1,635	1,247
International Flavors & Fragrances
5.000%, 09/26/2048	1,705	1,530
3.468%, 12/01/2050 (A)	6,975	4,834
3.268%, 11/15/2040 (A)	1,120	831
LYB International Finance III LLC
4.200%, 05/01/2050	535	423
Newmont
5.350%, 03/15/2034	620	631
Packaging Corp of America
3.050%, 10/01/2051	440	298
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,514
2.750%, 11/02/2051	4,135	2,686
Rio Tinto Finance USA PLC
5.125%, 03/09/2053	200	196
Smurfit Kappa Treasury ULC
5.777%, 04/03/2054 (A)	1,105	1,144

		39,261

Real Estate — 1.6%
Alexandria Real Estate Equities
4.850%, 04/15/2049	210	190
3.550%, 03/15/2052	730	526
2.950%, 03/15/2034	225	190
American Homes 4 Rent LP
4.300%, 04/15/2052	1,445	1,185
3.375%, 07/15/2051	300	209
American Tower
3.700%, 10/15/2049	1,000	760
AvalonBay Communities
5.350%, 06/01/2034	1,450	1,492
Camden Property Trust
3.350%, 11/01/2049	1,030	749

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ERP Operating LP
4.500%, 07/01/2044	$1,000	$901
4.500%, 06/01/2045	900	800
Essex Portfolio LP
2.650%, 09/01/2050	1,500	908
Federal Realty OP LP
4.500%, 12/01/2044	1,185	1,027
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	755	813
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	1,000	1,015
Kimco Realty OP LLC
3.700%, 10/01/2049	1,510	1,159
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,706
NNN REIT
3.000%, 04/15/2052	590	383
Prologis LP
5.250%, 06/15/2053	4,392	4,332
5.250%, 03/15/2054	5,190	5,142
2.125%, 10/15/2050	4,255	2,387
Realty Income
5.375%, 09/01/2054	2,875	2,861
Regency Centers LP
5.250%, 01/15/2034	1,895	1,923
5.100%, 01/15/2035	1,405	1,401
4.650%, 03/15/2049	1,341	1,190
4.400%, 02/01/2047	1,010	870
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	2,140	2,098
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	200	198
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,692
6.650%, 01/15/2054	705	822
5.850%, 03/08/2053	4,334	4,570
4.250%, 11/30/2046	2,425	2,064
3.800%, 07/15/2050	1,400	1,084
3.250%, 09/13/2049	2,330	1,654
VICI Properties LP
5.625%, 05/15/2052	1,195	1,143
Weyerhaeuser
4.000%, 03/09/2052	1,020	810

		51,254

Utilities — 16.0%
AEP Transmission LLC
5.400%, 03/15/2053	695	701
4.000%, 12/01/2046	4,373	3,604
3.800%, 06/15/2049	1,920	1,502
3.650%, 04/01/2050	2,610	2,006
3.150%, 09/15/2049	1,760	1,228

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 08/15/2051	$405	$259
Alabama Power
5.200%, 06/01/2041	155	152
4.300%, 07/15/2048	1,420	1,236
3.850%, 12/01/2042	7,684	6,405
Ameren Illinois
5.900%, 12/01/2052	1,032	1,119
3.700%, 12/01/2047	4,545	3,588
3.250%, 03/15/2050	55	40
2.900%, 06/15/2051	3,724	2,494
American Transmission Systems
5.000%, 09/01/2044 (A)	600	574
American Water Capital
3.750%, 09/01/2047	1,000	785
Appalachian Power
6.700%, 08/15/2037	50	55
5.800%, 10/01/2035	125	128
4.500%, 03/01/2049	700	593
Arizona Public Service
5.050%, 09/01/2041	50	47
4.500%, 04/01/2042	312	275
4.250%, 03/01/2049	450	371
4.200%, 08/15/2048	1,200	980
3.350%, 05/15/2050	550	392
Atmos Energy
4.125%, 10/15/2044	2,805	2,401
Avista
4.000%, 04/01/2052	550	439
Baltimore Gas and Electric
5.400%, 06/01/2053	1,926	1,942
4.550%, 06/01/2052	594	527
3.500%, 08/15/2046	4,995	3,804
2.900%, 06/15/2050	1,115	745
Berkshire Hathaway Energy
4.600%, 05/01/2053	1,320	1,161
4.450%, 01/15/2049	3,685	3,202
4.250%, 10/15/2050	5,035	4,201
3.800%, 07/15/2048	14,490	11,329
Black Hills
4.200%, 09/15/2046	1,135	939
Boston Gas
6.119%, 07/20/2053 (A)	875	905
4.487%, 02/15/2042 (A)	250	213
CenterPoint Energy Houston Electric LLC
5.150%, 03/01/2034	965	981
4.500%, 04/01/2044	500	450
4.250%, 02/01/2049	1,760	1,498
3.950%, 03/01/2048	500	404
3.600%, 03/01/2052	890	676
2.900%, 07/01/2050	955	633
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (A)	1,305	1,285

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Commonwealth Edison
5.300%, 02/01/2053	$1,940	$1,931
4.700%, 01/15/2044	5,213	4,812
4.600%, 08/15/2043	1,620	1,484
4.000%, 03/01/2048	3,275	2,690
4.000%, 03/01/2049	1,530	1,250
3.850%, 03/15/2052	1,170	925
3.750%, 08/15/2047	2,720	2,148
3.700%, 03/01/2045	5,085	4,086
3.125%, 03/15/2051	3,795	2,616
Connecticut Light and Power
5.250%, 01/15/2053	595	601
4.150%, 06/01/2045	70	60
4.000%, 04/01/2048	2,652	2,230
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,196
6.200%, 06/15/2036	65	71
6.150%, 11/15/2052	2,605	2,880
5.900%, 11/15/2053	3,830	4,123
5.700%, 06/15/2040	40	42
5.700%, 05/15/2054	1,023	1,079
5.500%, 03/15/2055	4,325	4,414
4.625%, 12/01/2054	340	304
4.500%, 05/15/2058	930	795
3.950%, 03/01/2043	6,246	5,255
3.950%, 04/01/2050	1,900	1,580
3.875%, 06/15/2047	5,872	4,703
3.850%, 06/15/2046	3,427	2,751
3.700%, 11/15/2059	850	631
3.000%, 12/01/2060	1,700	1,067
Consumers Energy
4.350%, 04/15/2049	5,673	4,986
4.200%, 09/01/2052	790	676
3.500%, 08/01/2051	1,285	995
2.500%, 05/01/2060	443	263
Dominion Energy
5.250%, 08/01/2033	20	20
4.600%, 03/15/2049	529	457
Dominion Energy South Carolina
5.100%, 06/01/2065	655	618
DTE Electric
5.400%, 04/01/2053	2,145	2,206
3.950%, 06/15/2042	80	67
3.700%, 03/15/2045	3,750	3,010
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	120
6.050%, 04/15/2038	1,465	1,592
6.000%, 01/15/2038	2,166	2,329
5.400%, 01/15/2054	2,630	2,659
5.350%, 01/15/2053	1,982	1,993
5.300%, 02/15/2040	6,490	6,585
4.250%, 12/15/2041	6,675	5,909
4.000%, 09/30/2042	12,815	10,858

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 03/15/2046	$915	$742
Duke Energy Florida LLC
6.400%, 06/15/2038	2,455	2,729
5.950%, 11/15/2052	3,756	4,044
4.200%, 07/15/2048	2,000	1,679
3.400%, 10/01/2046	2,055	1,532
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,769
6.350%, 08/15/2038	1,585	1,756
4.900%, 07/15/2043	900	857
3.750%, 05/15/2046	750	591
3.250%, 10/01/2049	4,840	3,445
2.750%, 04/01/2050	1,885	1,205
Duke Energy Ohio
4.300%, 02/01/2049	705	596
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,525
4.200%, 08/15/2045	3,505	2,989
4.150%, 12/01/2044	975	832
4.100%, 03/15/2043	860	731
3.600%, 09/15/2047	1,850	1,416
East Ohio Gas
3.000%, 06/15/2050 (A)	1,415	921
Elm Road Generating Station Supercritical LLC
5.848%, 01/19/2041 (A)	1,000	1,030
Entergy Arkansas LLC
5.750%, 06/01/2054	265	280
4.200%, 04/01/2049	1,675	1,403
3.350%, 06/15/2052	2,800	2,004
Entergy Louisiana LLC
5.700%, 03/15/2054	2,880	3,000
4.200%, 09/01/2048	1,030	863
4.200%, 04/01/2050	1,445	1,202
3.100%, 06/15/2041	3,370	2,526
2.900%, 03/15/2051	5,200	3,380
Entergy Texas
3.550%, 09/30/2049	1,435	1,067
Essential Utilities
4.276%, 05/01/2049	485	400
Evergy Kansas Central
5.700%, 03/15/2053	500	520
3.450%, 04/15/2050	2,960	2,159
Evergy Metro
5.300%, 10/01/2041	150	149
4.200%, 06/15/2047	500	417
4.200%, 03/15/2048	1,000	837
Exelon
4.950%, 06/15/2035	1,425	1,390
FirstEnergy Pennsylvania Electric
6.150%, 10/01/2038	100	106
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Florida Power & Light
5.690%, 03/01/2040	$7,803	$8,311
5.650%, 02/01/2037	1,000	1,058
5.600%, 06/15/2054	1,750	1,845
5.300%, 06/15/2034	1,005	1,038
4.800%, 05/15/2033	2,020	2,017
4.550%, 10/01/2044	700	614
4.050%, 06/01/2042	2,400	2,078
4.050%, 10/01/2044	2,065	1,760
3.950%, 03/01/2048	2,995	2,482
3.800%, 12/15/2042	3,565	2,968
3.700%, 12/01/2047	876	698
Georgia Power
4.300%, 03/15/2042	6,505	5,747
Idaho Power MTN
4.200%, 03/01/2048	1,645	1,370
Indiana Michigan Power
5.625%, 04/01/2053	760	787
4.550%, 03/15/2046	780	689
4.250%, 08/15/2048	1,095	911
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,538
International Transmission
4.625%, 08/15/2043	2,525	2,251
Jersey Central Power & Light
6.150%, 06/01/2037	775	833
John Sevier Combined Cycle Generation LLC
4.626%, 01/15/2042	3,929	3,769
Kentucky Utilities
3.300%, 06/01/2050	710	509
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,115
MidAmerican Energy
5.850%, 09/15/2054	550	592
4.800%, 09/15/2043	5,260	4,935
4.400%, 10/15/2044	2,290	2,048
4.250%, 05/01/2046	1,675	1,451
4.250%, 07/15/2049	1,656	1,428
3.950%, 08/01/2047	600	492
3.650%, 08/01/2048	3,115	2,452
3.150%, 04/15/2050	2,025	1,446
MidAmerican Energy MTN
5.800%, 10/15/2036	635	680
Monongahela Power
5.850%, 02/15/2034 (A)	1,390	1,458
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	824
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,305	2,003
4.300%, 03/15/2049	3,643	3,118
Nevada Power
6.000%, 03/15/2054	3,345	3,630
5.900%, 05/01/2053	1,175	1,243

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Niagara Mohawk Power
5.664%, 01/17/2054 (A)	$1,446	$1,467
4.278%, 10/01/2034 (A)	2,303	2,117
4.119%, 11/28/2042 (A)	2,000	1,673
3.025%, 06/27/2050 (A)	500	329
NiSource
5.800%, 02/01/2042	900	909
Northern States Power
6.250%, 06/01/2036	3,755	4,185
6.200%, 07/01/2037	6,425	7,076
5.650%, 06/15/2054	2,000	2,123
5.100%, 05/15/2053	725	711
4.500%, 06/01/2052	1,460	1,302
3.600%, 05/15/2046	500	392
3.400%, 08/15/2042	214	170
3.200%, 04/01/2052	905	648
NSTAR Electric
4.950%, 09/15/2052	2,409	2,282
4.550%, 06/01/2052	765	681
3.100%, 06/01/2051	2,625	1,829
Oglethorpe Power
6.200%, 12/01/2053	600	655
5.375%, 11/01/2040	1,870	1,829
5.250%, 09/01/2050	1,950	1,845
4.500%, 04/01/2047	1,245	1,070
4.250%, 04/01/2046	1,075	868
4.200%, 12/01/2042	2,425	2,005
Ohio Edison
8.250%, 10/15/2038	655	838
Oklahoma Gas and Electric
5.600%, 04/01/2053	1,155	1,187
Oncor Electric Delivery LLC
5.350%, 10/01/2052	411	413
5.300%, 06/01/2042	474	476
5.250%, 09/30/2040	4,946	4,970
4.950%, 09/15/2052	2,338	2,220
4.550%, 12/01/2041	3,860	3,538
4.100%, 11/15/2048	750	628
3.800%, 06/01/2049	4,650	3,695
3.700%, 05/15/2050	375	289
3.100%, 09/15/2049	80	56
2.700%, 11/15/2051	2,150	1,360
Pacific Gas and Electric
6.750%, 01/15/2053	2,460	2,763
5.900%, 10/01/2054	1,010	1,037
5.250%, 03/01/2052	100	93
4.950%, 07/01/2050	1,940	1,739
4.500%, 07/01/2040	2,045	1,810
4.450%, 04/15/2042	1,465	1,260
4.200%, 06/01/2041	505	423
3.500%, 08/01/2050	180	130
PacifiCorp
6.250%, 10/15/2037	2,930	3,162

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.000%, 01/15/2039	$3,685	$3,900
5.800%, 01/15/2055	2,100	2,156
5.500%, 05/15/2054	3,869	3,815
4.100%, 02/01/2042	2,025	1,686
3.300%, 03/15/2051	820	564
2.900%, 06/15/2052	1,900	1,203
PECO Energy
5.250%, 09/15/2054	840	840
4.800%, 10/15/2043	1,505	1,379
4.600%, 05/15/2052	1,435	1,311
3.050%, 03/15/2051	1,919	1,320
Piedmont Natural Gas
4.650%, 08/01/2043	500	455
3.640%, 11/01/2046	1,300	985
Potomac Electric Power
5.500%, 03/15/2054	1,463	1,502
PPL Electric Utilities
5.250%, 05/15/2053	505	509
4.750%, 07/15/2043	2,820	2,653
4.125%, 06/15/2044	3,925	3,412
3.950%, 06/01/2047	3,869	3,203
Public Service Electric and Gas
5.300%, 08/01/2054	1,715	1,743
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,967
5.125%, 03/15/2053	885	874
4.150%, 11/01/2045	2,106	1,786
4.050%, 05/01/2048	1,931	1,628
4.000%, 06/01/2044	945	778
3.650%, 09/01/2042	1,315	1,073
3.600%, 12/01/2047	3,805	2,960
3.200%, 08/01/2049	3,295	2,385
Public Service of Colorado
6.500%, 08/01/2038	40	45
6.250%, 09/01/2037	1,265	1,385
5.750%, 05/15/2054	1,275	1,349
4.750%, 08/15/2041	40	37
4.500%, 06/01/2052	3,260	2,854
4.300%, 03/15/2044	1,500	1,288
4.100%, 06/15/2048	475	391
4.050%, 09/15/2049	1,525	1,235
3.950%, 03/15/2043	3,490	2,838
3.200%, 03/01/2050	1,180	829
Public Service of New Hampshire
5.150%, 01/15/2053	425	417
3.600%, 07/01/2049	1,695	1,301
Puget Sound Energy
5.795%, 03/15/2040	130	136
5.685%, 06/15/2054	395	412
4.223%, 06/15/2048	2,470	2,092
2.893%, 09/15/2051	2,315	1,509
San Diego Gas & Electric
6.000%, 06/01/2026	340	348

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.100%, 06/15/2049	$1,340	$1,103
3.750%, 06/01/2047	2,380	1,876
3.320%, 04/15/2050	4,699	3,357
Sempra
3.800%, 02/01/2038	850	729
Southern California Edison
5.950%, 02/01/2038	280	297
4.650%, 10/01/2043	2,480	2,265
4.125%, 03/01/2048	4,790	3,958
4.050%, 03/15/2042	5,355	4,490
4.000%, 04/01/2047	2,690	2,187
Southern California Gas
5.750%, 06/01/2053	1,590	1,669
5.600%, 04/01/2054	1,315	1,363
4.300%, 01/15/2049	1,265	1,080
4.125%, 06/01/2048	2,865	2,363
3.750%, 09/15/2042	1,810	1,483
Southern Gas Capital
5.875%, 03/15/2041	100	105
4.400%, 06/01/2043	825	724
4.400%, 05/30/2047	50	43
3.950%, 10/01/2046	800	648
Southwest Gas
3.180%, 08/15/2051	1,065	711
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,294
3.850%, 02/01/2048	2,645	2,017
3.250%, 11/01/2051	614	416
Southwestern Public Service
6.000%, 06/01/2054	1,275	1,360
5.150%, 06/01/2052	440	416
4.500%, 08/15/2041	8,995	8,062
3.700%, 08/15/2047	1,770	1,358
Tampa Electric
3.450%, 03/15/2051	850	611
Tucson Electric Power
4.850%, 12/01/2048	1,865	1,725
4.000%, 06/15/2050	250	201
3.250%, 05/01/2051	1,700	1,177
Union Electric
5.450%, 03/15/2053	2,185	2,205
5.125%, 03/15/2055	4,450	4,319
Virginia Electric and Power
8.875%, 11/15/2038	1,982	2,664
6.350%, 11/30/2037	2,515	2,772
5.450%, 04/01/2053	3,385	3,415
5.000%, 01/15/2034	1,390	1,391
4.650%, 08/15/2043	6,145	5,641
4.600%, 12/01/2048	3,845	3,421
4.450%, 02/15/2044	7,465	6,657
4.000%, 01/15/2043	300	252
4.000%, 11/15/2046	2,478	2,028
2.950%, 11/15/2051	400	265

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.450%, 12/15/2050	$540	$326
Wisconsin Electric Power
5.050%, 10/01/2054	1,511	1,462
3.650%, 12/15/2042	2,310	1,834
Wisconsin Power & Light
4.100%, 10/15/2044	325	269
3.650%, 04/01/2050	360	272
Wisconsin Public Service
2.850%, 12/01/2051	1,000	657
Xcel Energy
4.800%, 09/15/2041	1,907	1,710

		521,380

Total Corporate Obligations
(Cost $3,055,943) ($ Thousands)		2,774,003

U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Bonds
4.625%, 05/15/2044	19,064	19,418
4.625%, 11/15/2044	15,245	15,557
4.625%, 05/15/2054	6,990	7,266
4.500%, 02/15/2044	15,736	15,778
4.500%, 11/15/2054	29,310	29,924
4.250%, 08/15/2054	54,955	53,744
4.125%, 08/15/2044	25,495	24,268
3.875%, 05/15/2043	15,755	14,582
3.625%, 08/15/2043 (D)	19,400	17,279
3.375%, 05/15/2044	12,310	10,495
3.000%, 02/15/2049	10,045	7,788
U.S. Treasury Notes
4.250%, 11/15/2034	18,735	18,820
4.125%, 10/31/2029	1,665	1,667
4.125%, 11/30/2029	3,035	3,042
3.875%, 08/15/2034	13,511	13,165

Total U.S. Treasury Obligations
(Cost $251,716) ($ Thousands)		252,793

MUNICIPAL BONDS — 4.0%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
2.650%, 09/01/2037	1,075	865

California — 1.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	4,216

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State University, RB
5.183%, 11/01/2053	$2,225	$2,237
5.060%, 11/01/2036	440	450
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	2,064
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	3,058
7.600%, 11/01/2040	385	476
7.550%, 04/01/2039	1,535	1,880
7.500%, 04/01/2034	6,220	7,300
7.300%, 10/01/2039	12,770	15,002
California State, GO
5.875%, 10/01/2041	1,745	1,846
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	1,975	1,852
California State, Health Facilities Financing Authority, Ser 2021A, RB
3.000%, 08/15/2051	390	319
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,336
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,202
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	575
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,302
Regents of the University of California Medical Center, RB
4.563%, 05/15/2053	2,395	2,199
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,376
3.006%, 05/15/2050	2,005	1,401
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,079
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	551
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,005	3,207
University of California, Ser AP, RB
3.931%, 05/15/2045	950	881
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	961

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Ser J, RB
4.131%, 05/15/2045	$1,000	$917

		57,687

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	496

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	133	149

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,345

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,859

Maryland — 0.1%
Maryland Economic Development, RB
5.433%, 05/31/2056	1,005	1,023

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,186
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	1,000	859

		4,045

Michigan — 0.1%
University of Michigan, Ser C, RB
3.599%, 04/01/2047	2,525	2,165

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	543

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,877

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	$1,000	$912

		3,789

New York — 0.7%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	240
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	3,160	2,850
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	464
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,414
5.968%, 03/01/2036	570	605
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	804
5.882%, 06/15/2044	500	525
5.724%, 06/15/2042	4,720	4,906
5.440%, 06/15/2043	3,000	3,010
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	2,475	2,538
5.508%, 08/01/2037	1,890	1,926
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,385	1,429
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	1,760	1,806
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035 (E)	810	678

		23,195

Ohio — 0.2%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,245	3,448
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	378
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	2,265	2,182
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	845

		6,853

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.7%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	$2,250	$2,309
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,520	3,863
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	331
Houston, GO
3.961%, 03/01/2047	1,500	1,330
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,589
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,951
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,745	3,867
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	1,220	778
University of Texas, Permanent University Fund, Build America Project, RB
5.262%, 07/01/2039	4,540	4,599

		22,617

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	466

Total Municipal Bonds
(Cost $146,766) ($ Thousands)		130,097

SOVEREIGN DEBT — 1.1%

Chile Government International Bond
5.330%, 01/05/2054	4,140	4,028
3.860%, 06/21/2047	345	273
3.500%, 01/25/2050	1,630	1,198
3.100%, 05/07/2041	6,815	5,104
3.100%, 01/22/2061	530	336
Israel Government International Bond
5.750%, 03/12/2054	12,185	11,657
4.125%, 01/17/2048	1,295	1,011
3.875%, 07/03/2050	3,480	2,548
Mexico Government International Bond
6.338%, 05/04/2053	210	196

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Republic of Poland Government International Bond
5.500%, 03/18/2054	$4,375	$4,227
Saudi Government International Bond MTN
5.750%, 01/16/2054(A)	4,640	4,570

Total Sovereign Debt
(Cost $37,552) ($ Thousands)		35,148

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	45,520,155	45,520
Total Cash Equivalent
(Cost $45,520) ($ Thousands)		45,520
Total Investments in Securities — 99.5%
(Cost $3,537,497) ($ Thousands)		$3,237,561

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	729	Mar-2025	$149,891	$150,253	$362
U.S. 5-Year Treasury Note	1,275	Mar-2025	136,284	137,192	908
U.S. 10-Year Treasury Note	38	Mar-2025	4,195	4,226	31
U.S. Ultra Long Treasury Bond	443	Mar-2025	54,792	56,344	1,552
Ultra 10-Year U.S. Treasury Note	181	Mar-2025	20,407	20,779	372
			365,569	368,794	3,225
Short Contracts
U.S. 5-Year Treasury Note	(50)	Mar-2025	$(5,335)	$(5,380)	$(45)
U.S. Long Treasury Bond	(115)	Mar-2025	(13,379)	(13,743)	(364)
Ultra 10-Year U.S. Treasury Note	(553)	Mar-2025	(62,689)	(63,483)	(794)
			(81,403)	(82,606)	(1,203)
			$284,166	$286,188	$2,022

A list of the open centrally cleared swap contracts held by the Fund at November 30, 2024, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFRRATE	Annually	12/20/2053	USD	2,882	$41	$–	$41

Percentages are based on Net Assets of $3,252,744 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $174,136 ($ Thousands), representing 5.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of November 30, 2024 was Update Futures Collateral UDF ($ Thousands).

(E)	Security is escrowed to maturity.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Long Duration Credit Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,774,003	–	2,774,003
U.S. Treasury Obligations	–	252,793	–	252,793
Municipal Bonds	–	130,097	–	130,097
Sovereign Debt	–	35,148	–	35,148
Cash Equivalent	45,520	–	–	45,520
Total Investments in Securities	45,520	3,192,041	–	3,237,561

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3,225	–	–	3,225
Unrealized Depreciation	(1,203)	–	–	(1,203)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	41	–	41
Total Other Financial Instruments	2,022	41	–	2,063

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,963	$509,531	$(483,974)	$—	$—	$45,520	$695	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 35.2%
Automotive — 23.1%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	$324	$324
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	1,502	1,519
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (A)	17	17
American Heritage Auto Receivables Trust, Ser 2024-1A, Cl A2
4.830%, 03/15/2028 (A)	225	225
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	1,265	1,248
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	1,034	1,008
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,111	1,109
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A2
6.190%, 04/19/2027	800	805
ARI Fleet Lease Trust, Ser 2021-A, Cl A3
0.680%, 03/15/2030 (A)	165	165
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (A)	2,535	2,558
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	177	179
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	165	166
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	2,410	2,428
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	900	879
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (A)	2,065	2,061
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (A)	119	119
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	228	229
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (A)	626	627
BMW Vehicle Lease Trust, Ser 2024-1, Cl A2A
5.100%, 07/27/2026	292	293

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A3
6.510%, 11/15/2027	$2,254	$2,269
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	58	58
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/2028	2,135	2,142
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/2028	2,400	2,413
Bridgecrest Lending Auto Securitization Trust, Ser 2024-4, Cl A3
4.720%, 09/15/2028	1,555	1,554
Capital One Prime Auto Receivables Trust, Ser 2022-1, Cl A3
3.170%, 04/15/2027	472	468
Carmax Auto Owner Trust, Ser 2021-1, Cl B
0.740%, 10/15/2026	300	296
Carmax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	553	545
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	1,013	1,014
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	74	74
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	192	192
CarMax Auto Owner Trust, Ser 2023-4, Cl A2A
6.080%, 12/15/2026	385	387
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	781	783
CarMax Auto Owner Trust, Ser 2024-2, Cl A2A
5.650%, 05/17/2027	670	673
Carmax Auto Owner Trust, Ser 2024-3, Cl A2A
5.210%, 09/15/2027	1,000	1,004
CarMax Auto Owner Trust, Ser 2024-4, Cl A1
4.733%, 09/15/2025	693	693
Carmax Select Receivables Trust, Ser 2024-A, Cl A2A
5.780%, 09/15/2027	2,485	2,499
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	342	332
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	79	76

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	$175	$166
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	223	219
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	183	184
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (A)	46	46
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (A)	223	224
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (A)	130	130
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	341	342
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	116	116
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	182	179
Chase Auto Owner Trust, Ser 2024-1A, Cl A2
5.480%, 04/26/2027 (A)	368	369
Chase Auto Owner Trust, Ser 2024-4A, Cl A2
5.250%, 09/27/2027 (A)	1,000	1,004
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.150%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	8	8
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	299	300
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	325	326
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	407	408
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	90	90
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (A)	39	39
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	192	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	$121	$122
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	250	254
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (A)	21	21
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (A)	57	57
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	208	208
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	1	–
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	445	444
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	33	33
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	160	161
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	370	373
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	1,528	1,555
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	506	509
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	430	434
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A1
4.724%, 10/21/2025 (A)	348	348
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	2,010	2,010
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (A)	102	101
Exeter Automobile Receivables Trust, Ser 2024-1A, Cl A2
5.530%, 10/15/2026	188	189
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/2026	215	215
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	40	40

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	$152	$151
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	330	331
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (A)	115	115
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	543	549
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (A)	90	90
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	227	228
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	428	429
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/2026	328	329
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	410	409
Ford Credit Auto Owner Trust, Ser 2024-D, Cl A1
4.604%, 12/15/2025	1,115	1,115
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl A1
4.920%, 05/15/2028 (A)	500	502
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	331	333
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	810	812
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (A)	39	39
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A2
5.570%, 02/16/2027 (A)	935	937
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (A)	1,963	1,970
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	356	360
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	167	168

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2024-1, Cl A2A
5.180%, 06/22/2026	$726	$727
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A1
4.745%, 10/20/2025	1,319	1,319
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	3,809	3,810
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	373	374
GMF Floorplan Owner Revolving Trust, Ser 2023-1, Cl A1
5.340%, 06/15/2028 (A)	700	708
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	2,030	2,039
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	1,945	1,950
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (A)	34	34
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (A)	809	812
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	313	310
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	348	349
Hyundai Auto Receivables Trust, Ser 2024-B, Cl A2A
5.150%, 06/15/2027	300	301
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	70	70
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (A)	25	25
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (A)	238	239
LAD Auto Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 03/15/2027 (A)	1,500	1,505
LAD Auto Receivables Trust, Ser 2024-3A, Cl A2
4.640%, 11/15/2027 (A)	650	650
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	447	458

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	$2,250	$2,251
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	240	240
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A3
5.210%, 08/16/2027	710	713
Navistar Financial Dealer Note Master Owner Trust, Ser 2023-1, Cl A
6.180%, 08/25/2028 (A)	750	757
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (A)	329	327
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	858	860
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	519	521
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	1,779	1,801
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	171	169
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A1
4.766%, 10/20/2025 (A)	802	802
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (A)	1,665	1,667
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (A)	53	53
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	94	94
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	334	336
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	635	626
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	1,745	1,723
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	1,550	1,547
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl B
4.430%, 03/15/2027	369	368

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	$2	$2
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	296	296
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	113	113
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	569	571
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (A)	684	687
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	1,095	1,101
SBNA Auto Lease Trust, Ser 2024-C, Cl A2
4.940%, 11/20/2026 (A)	155	155
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (A)	135	135
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	195	196
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A2
4.710%, 05/22/2028 (A)	1,715	1,715
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (A)	54	54
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (A)	172	172
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	725	727
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	946	948
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (A)	484	486
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	645	642
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (A)	114	114
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	719	720
Volkswagen Auto Loan Enhanced Trust, Ser 2024-1, Cl A1
4.622%, 11/20/2025	830	830
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (A)	238	237

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (A)	$14	$14
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	985	987
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (A)	181	182
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	607	610
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	940	952
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	1,124	1,130
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A1
4.919%, 10/15/2025 (A)	71	71
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	135	136
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	1,840	1,855
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	661	665
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	706	718
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	49	49
World Omni Auto Receivables Trust, Ser 2021-C, Cl A4
0.640%, 09/15/2027	1,100	1,072
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	123	123
		102,715

Credit Cards — 2.6%

Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	300	301
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A
4.950%, 10/15/2027	3,800	3,813

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2022-A2, Cl A
3.320%, 05/15/2027	$635	$631
Discover Card Execution Note Trust, Ser 2022-A4, Cl A
5.030%, 10/15/2027	1,525	1,531
Golden Credit Card Trust, Ser 2021-1A, Cl A
1.140%, 08/15/2028 (A)	3,465	3,269
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (A)	1,675	1,670
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	100	102
		11,317

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.913%, TSFR1M + 0.794%, 01/25/2035 (B)	27	27

Other Asset-Backed Securities — 9.5%

Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	15	15
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (A)	1	1
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (A)	340	341
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (A)	198	198
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	255	257
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	104	104
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	1,202	1,212
Apidos CLO XII, Ser 2024-12A, Cl ARR
6.420%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	648	648
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	190	174
Auxilior Term Funding, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	313	317
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (A)	90	90

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (A)	$9	$9
Blue Owl Asset Leasing Trust LLC, Ser 2024-1A, Cl A1
4.867%, 10/15/2025 (A)	175	175
Carbone CLO, Ser 2017-1A, Cl A1
6.019%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	186	186
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.879%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	442	442
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.859%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	581	581
Carlyle Global Market Strategies CLO, Ser 2024-4A, Cl A1RR
5.837%, TSFR3M + 1.220%, 07/20/2032 (A)(B)	638	639
CBAM, Ser 2018-5A, Cl A
5.929%, TSFR3M + 1.282%, 04/17/2031 (A)(B)	550	552
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	277	279
CIFC Funding, Ser 2017-1A, Cl ARR
6.003%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	416	417
CIFC Funding, Ser 2018-3A, Cl AR
5.749%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	184	184
CIFC Funding, Ser 2021-5A, Cl A1R1
6.058%, TSFR3M + 1.402%, 01/15/2035 (A)(B)	1,000	1,002
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	84	84
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	875	873
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	156	156
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (A)	168	168
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (A)	187	188
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	591	597
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	189	190
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	126	124

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (A)	$101	$101
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (A)	127	127
DLLST, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	220	220
Dryden 94 CLO, Ser 2024-94A, Cl AR
6.016%, TSFR3M + 1.360%, 10/15/2037 (A)(B)	700	701
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	881	856
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
5.785%, TSFR3M + 1.150%, 04/24/2031 (A)(B)	1,114	1,116
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (A)	695	703
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	424	425
GreatAmerica Leasing Receivables, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	1,756	1,762
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	633	612
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	289	289
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	265	266
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	1,535	1,543
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	40	40
John Deere Owner Trust, Ser 2023-B, Cl A2
5.590%, 06/15/2026	340	340
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	692	694
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	350	349
KKR CLO 21, Ser 2018-21, Cl A
5.918%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	485	486
KKR CLO, Ser 2017-11, Cl AR
6.098%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	370	370
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	803	805
Kubota Credit Owner Trust, Ser 2024-1A, Cl A2
5.390%, 01/15/2027 (A)	951	955

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	$486	$487
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (A)	3	3
Milford Park CLO, Ser 2022-1A, Cl A1
6.057%, TSFR3M + 1.440%, 07/20/2035 (A)(B)	900	902
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (A)	86	86
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	500	492
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	65	63
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	530	532
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	2,675	2,683
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	197	188
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	526	491
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	814	733
Neuberger Berman Loan Advisers CLO 31, Ser 2021-31A, Cl AR
5.919%, TSFR3M + 1.302%, 04/20/2031 (A)(B)	584	585
OCP CLO, Ser 2018-5A, Cl A1R
5.959%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	117	117
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
5.879%, TSFR3M + 1.262%, 03/17/2030 (A)(B)	293	294
Octagon Investment Partners 36, Ser 2018-1A, Cl A1
5.888%, TSFR3M + 1.232%, 04/15/2031 (A)(B)	880	881
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	1,135	1,126
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (A)	965	961
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (A)	38	38

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
RR 24, Ser 2023-24A, Cl A1AR
6.386%, TSFR3M + 1.730%, 01/15/2036 (A)(B)	$830	$830
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	734	744
Symphony Static CLO I, Ser 2021-1A, Cl A
5.718%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	411	411
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A1
4.830%, 12/03/2025 (A)	380	380
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (A)	2,100	2,117
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,000	995
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	1,000	994
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	268	271
Volvo Financial Equipment LLC Series, Ser 2024-1A, Cl A1
5.073%, 09/15/2025 (A)	368	368
Voya CLO, Ser 2018-2A, Cl A1R
5.858%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	367	367
Voya CLO, Ser 2024-2A, Cl AR
5.817%, TSFR3M + 1.200%, 07/20/2032 (A)(B)	1,250	1,251
		42,353

Total Asset-Backed Securities
(Cost $155,756) ($ Thousands)		156,412

CORPORATE OBLIGATIONS — 32.4%
Communication Services — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	850	868
4.908%, 07/23/2025	145	145
Cox Communications
7.625%, 06/15/2025	100	101
T-Mobile USA
3.500%, 04/15/2025	2,985	2,969

		4,083

Consumer Discretionary — 3.1%
AutoZone
5.050%, 07/15/2026	975	982
3.250%, 04/15/2025	650	646

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	$2,715	$2,691
General Motors
6.125%, 10/01/2025	2,345	2,364
Home Depot
5.109%, SOFRRATE + 0.330%, 12/24/2025 (B)	2,270	2,274
Hyundai Capital America
6.250%, 11/03/2025 (A)	500	506
5.250%, 01/08/2027 (A)	2,710	2,736
Sodexo
1.634%, 04/16/2026 (A)	1,050	1,003
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	695	672

		13,874

Consumer Staples — 0.7%
Bon Secours Mercy Health
3.382%, 11/01/2025	610	599
Element Fleet Management
5.643%, 03/13/2027 (A)	635	646
PeaceHealth Obligated Group
1.375%, 11/15/2025	1,725	1,667

		2,912

Energy — 1.4%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	100	102
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (A)	900	881
MPLX
4.875%, 06/01/2025	750	750
ONEOK
5.550%, 11/01/2026	850	861
2.200%, 09/15/2025	675	662
Ovintiv
5.650%, 05/15/2025	500	501
Western Midstream Operating
3.950%, 06/01/2025	400	397
Williams
5.400%, 03/02/2026	1,390	1,400
4.000%, 09/15/2025	500	497

		6,051

Financials — 18.9%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	700	717
American Express
6.338%, SOFRRATE + 1.330%, 10/30/2026 (B)	424	430
5.645%, SOFRINDX + 0.750%, 04/23/2027 (B)	525	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aon Global
3.875%, 12/15/2025	$750	$743
Ares Capital
7.000%, 01/15/2027	475	492
Athene Global Funding
5.684%, 02/23/2026 (A)	490	494
5.443%, SOFRINDX + 0.715%, 01/07/2025 (A)(B)	800	800
Aviation Capital Group LLC
1.950%, 09/20/2026 (A)	825	781
Bank of America MTN
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	4,325	4,243
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	800	776
Bank of Montreal MTN
1.250%, 09/15/2026	825	778
Bank of Nova Scotia
1.300%, 06/11/2025	900	884
1.300%, 09/15/2026	825	779
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	483
4.935%, 01/26/2026 (A)	350	351
4.524%, 07/13/2025 (A)	475	474
Barclays
3.650%, 03/16/2025	475	473
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)	500	495
Barclays PLC
7.325%, H15T1Y + 3.050%, 11/02/2026 (B)	2,175	2,219
BPCE
5.203%, 01/18/2027 (A)	600	606
5.029%, 01/15/2025 (A)	440	440
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	355
5.237%, 06/28/2027	515	522
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	250
Chubb INA Holdings LLC
3.150%, 03/15/2025	675	672
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	3,070	3,088
Citizens Bank
5.284%, SOFRRATE + 1.020%, 01/26/2026 (B)	250	250
Cooperatieve Rabobank UA
5.500%, 10/05/2026	750	763
1.106%, H15T1Y + 0.550%, 02/24/2027 (A)(B)	2,595	2,478

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Corebridge Financial
3.500%, 04/04/2025	$385	$383
Corebridge Global Funding
5.750%, 07/02/2026 (A)	285	289
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,110
5.568%, 02/28/2025 (A)	475	476
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	2,320	2,220
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	450	451
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	575	581
Deutsche Bank NY
5.873%, SOFRRATE + 1.219%, 11/16/2027 (B)	1,100	1,099
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	395	398
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	750	756
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	3,335	3,357
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	400	409
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	2,695	2,736
JPMorgan Chase
4.080%, SOFRRATE + 1.320%, 04/26/2026 (B)	3,515	3,503
3.960%, TSFR3M + 1.507%, 01/29/2027 (B)	750	743
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	470	475
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,895	2,763
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	402
4.650%, 01/27/2026	590	589
Morgan Stanley
6.138%, SOFRRATE + 1.770%, 10/16/2026 (B)	750	759
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	350	351
Morgan Stanley MTN
4.679%, SOFRRATE + 1.669%, 07/17/2026 (B)	3,495	3,491
3.875%, 01/27/2026	750	743

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nasdaq
3.850%, 06/30/2026	$750	$741
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	500	514
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	750	762
Nordea Bank Abp MTN
1.500%, 09/30/2026 (A)	825	780
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	609
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	375	387
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	440	445
5.102%, SOFRRATE + 0.796%, 07/23/2027 (B)	250	252
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	485	489
Royal Bank of Canada
4.784%, 12/12/2025 (A)	2,255	2,257
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	607
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	2,330	2,212
Skandinaviska Enskilda Banken
1.200%, 09/09/2026 (A)	825	778
Societe Generale
5.749%, SOFRRATE + 1.050%, 01/21/2026 (A)(B)	800	801
4.351%, 06/13/2025 (A)	525	524
1.488%, H15T1Y + 1.100%, 12/14/2026 (A)(B)	2,810	2,704
Standard Chartered
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	450	455
State Street
5.349%, SOFRRATE + 0.640%, 10/22/2027 (B)	765	767
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	2,365	2,353
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	725	734
3.766%, 06/06/2025	2,220	2,208
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	1,540	1,535
UBS Group
4.550%, 04/17/2026	750	749
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(B)	2,830	2,710

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Voya Financial
3.650%, 06/15/2026	$309	$304
Wells Fargo MTN
4.100%, 06/03/2026	650	644
3.908%, SOFRRATE + 1.320%, 04/25/2026 (B)	1,025	1,021
Wells Fargo Bank
5.550%, 08/01/2025	600	603
4.811%, 01/15/2026	725	727

		84,123

Health Care — 2.2%
Elevance Health
1.500%, 03/15/2026	800	769
HCA
5.375%, 02/01/2025	600	600
5.250%, 04/15/2025	2,370	2,372
Illumina
5.800%, 12/12/2025	400	403
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	2,740	2,739
Royalty Pharma PLC
1.200%, 09/02/2025	2,630	2,556
Solventum
5.450%, 02/25/2027 (A)	500	506

		9,945

Industrials — 1.6%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	500	513
1.750%, 01/30/2026	2,845	2,747
Air Lease
2.200%, 01/15/2027	2,345	2,226
Penske Truck Leasing Lp
5.750%, 05/24/2026 (A)	950	961
Regal Rexnord
6.050%, 02/15/2026	625	631

		7,078

Information Technology — 0.5%
Oracle
1.650%, 03/25/2026	2,260	2,173

Materials — 0.6%
Graphic Packaging International LLC
1.512%, 04/15/2026 (A)	650	618
International Flavors and Fragrances
1.230%, 10/01/2025 (A)	775	751
Newmont
5.300%, 03/15/2026	1,250	1,258

		2,627

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.1%
Crown Castle
1.350%, 07/15/2025	$350	$343

Utilities — 2.4%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	595	602
American Electric Power
5.699%, 08/15/2025	450	452
Consumers Securitization Funding LLC, Ser 2023
5.550%, 03/01/2028	366	368
Edison International
4.950%, 04/15/2025	275	275
Eversource Energy
3.350%, 03/15/2026	650	634
NextEra Energy Capital Holdings
6.051%, 03/01/2025	255	256
NSTAR Electric
3.250%, 11/15/2025	650	641
Pacific Gas and Electric
5.616%, SOFRINDX + 0.950%, 09/04/2025 (B)	2,065	2,069
Pennsylvania Electric
4.150%, 04/15/2025 (A)	330	328
Sempra
5.400%, 08/01/2026	740	748
Southern California Edison
5.350%, 03/01/2026	3,245	3,272
1.200%, 02/01/2026	300	288
Spire
5.300%, 03/01/2026	900	906

		10,839

Total Corporate Obligations
(Cost $143,383) ($ Thousands)		144,048

U.S. TREASURY OBLIGATIONS — 13.9%
U.S. Treasury Bills
5.056%, 01/30/2025 (C)	2,200	2,184
5.001%, 12/24/2024 (C)	4,300	4,288
4.834%, 01/07/2025 (C)	4,375	4,356
4.816%, 01/14/2025 (C)	4,300	4,277
4.511%, 02/25/2025 (C)	6,675	6,606
4.434%, 03/18/2025 (C)	6,675	6,589
4.308%, 04/03/2025 (C)	2,650	2,611
U.S. Treasury Notes
4.250%, 05/31/2025	4,475	4,470
4.000%, 12/15/2025	7,000	6,975
1.250%, 12/31/2026	2,100	1,979

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.500%, 02/28/2026	$13,460	$12,845
0.375%, 11/30/2025	4,500	4,326

Total U.S. Treasury Obligations
(Cost $61,414) ($ Thousands)		61,506

MORTGAGE-BACKED SECURITIES — 13.3%
Agency Mortgage-Backed Obligations — 3.6%
FHLMC
3.000%, 03/01/2030	696	674
FHLMC ARM
7.137%, H15T1Y + 2.151%, 02/01/2030(B)	1	1
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	50	50
FHLMC CMO, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	1,252	1,222
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	946	938
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	61	60
FHLMC CMO, Ser 2019-4938, Cl CA
2.500%, 04/25/2048	1,097	1,029
FHLMC CMO, Ser 2021-5081, Cl HE
1.000%, 01/15/2044	283	261
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	379	375
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	979	971
FHLMC Multifamily Structured Pass Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	600	593
FHLMC Multifamily Structured Pass Through Certificates, Ser KW07, Cl A1
3.600%, 07/25/2028	937	928
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.446%, 03/25/2026	227	223
FHLMC REMIC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	903	898
FHLMC STACR REMIC Trust 2024-DNA2, Ser 2024-DNA2, Cl A1
5.984%, SOFR30A + 1.250%, 05/25/2044(A)(B)	377	377
FHLMC STACR REMIC Trust 2024-HQA1, Ser 2024-HQA1, Cl M1
5.984%, SOFR30A + 1.250%, 03/25/2044(A)(B)	536	537

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.034%, SOFR30A + 1.300%, 02/25/2042(A)(B)	$169	$169
FNMA
6.000%, 01/01/2027 to 04/01/2040	60	63
3.500%, 11/01/2034	212	210
3.000%, 10/01/2030	156	151
2.885%, 01/01/2025	262	261
FNMA ARM
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	2	2
FNMA CMO, Ser 2001-33, Cl FA
5.299%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA CMO, Ser 2002-64, Cl FG
5.163%, SOFR30A + 0.364%, 10/18/2032(B)	–	–
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	352	348
FNMA CMO, Ser 2013-1, Cl DC
2.000%, 02/25/2033	605	561
FNMA CMO, Ser 2015-57, Cl CA
3.000%, 08/25/2034	349	341
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	269	264
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	420	418
FNMA CMO, Ser 2023-16, Cl VE
5.500%, 03/25/2034	459	467
FNMA CMO, Ser 2023-32, Cl BD
5.500%, 07/25/2042	2,072	2,080
FNMA Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.384%, SOFR30A + 1.650%, 12/25/2041(A)(B)	425	428
FNMA Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
5.875%, SOFR30A + 1.150%, 03/25/2044(A)(B)	307	307
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
10.749%, SOFR30A + 6.014%, 10/25/2028(B)	180	188
FNMA REMIC CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	110	104

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2015-M13, Cl A2
2.790%, 06/25/2025(B)	$379	$374

		15,875
Non-Agency Mortgage-Backed Obligations — 9.7%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	19	18
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	185	171
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	214	200
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	112	105
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	138	130
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	466	393
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	389	332
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	106	99
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
6.380%, 07/25/2035(B)	24	23
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.764%, 11/25/2035(B)	4	4
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	158	155
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	113	111
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	9	9
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
5.187%, 06/25/2035(B)	11	10
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
6.658%, 08/25/2035(B)	30	30
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	285	270
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.252%, 09/15/2054(B)	516	517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BPR Trust, Ser 2021-TY, Cl A
5.775%, TSFR1M + 1.164%, 09/15/2038(A)(B)	$1,000	$994
BPR Trust, Ser 2022-OANA, Cl A
6.507%, TSFR1M + 1.898%, 04/15/2037(A)(B)	550	553
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	79	76
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	169	157
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	115	110
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	271	254
BSPRT Issuer, Ser 2022-FL8, Cl A
6.306%, SOFR30A + 1.500%, 02/15/2037(A)(B)	712	712
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	50	49
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(A)	36	35
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
5.595%, TSFR1M + 0.984%, 06/15/2038(A)(B)	1,170	1,167
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.376%, TSFR1M + 0.767%, 05/15/2038(A)(B)	178	178
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.424%, TSFR1M + 0.814%, 09/15/2036(A)(B)	540	539
BX Commercial Mortgage Trust, Ser 2022-CSMO, Cl A
6.724%, TSFR1M + 2.115%, 06/15/2027(A)(B)	475	477
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
5.674%, TSFR1M + 1.064%, 01/15/2034(A)(B)	434	433
BX Trust, Ser 2021-LGCY, Cl A
5.230%, TSFR1M + 0.620%, 10/15/2036(A)(B)	1,200	1,193
BX Trust, Ser 2022-LBA6, Cl A
5.609%, TSFR1M + 1.000%, 01/15/2039(A)(B)	1,220	1,219

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	$344	$339
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
5.934%, SOFR30A + 1.200%, 02/25/2050(A)(B)	414	405
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.242%, TSFR1M + 0.654%, 02/25/2035(B)	4	4
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	90	90
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	87	87
Citigroup Commercial Mortgage Trust, Ser 2016-C1, Cl AAB
3.003%, 05/10/2049	36	36
Citigroup Commercial Mortgage Trust, Ser 2016-GC37, Cl AAB
3.098%, 04/10/2049	205	203
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	46	45
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
5.183%, 09/25/2034(B)	7	6
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.648%, 03/25/2036(B)	43	33
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058(A)(B)	116	113
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	216	192
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	122	110
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	38	37
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	339	286
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	467	383
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	147	129
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	785	659

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	$723	$604
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	362	311
CSAIL Commercial Mortgage Trust, Ser 2018-C14, Cl ASB
4.359%, 11/15/2051(B)	439	434
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	388	318
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	360	320
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	92	87
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	137	121
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	42	39
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	83	71
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	262	217
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.426%, TSFR1M + 0.815%, 11/15/2038(A)(B)	1,059	1,055
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.104%, TSFR1M + 1.494%, 07/15/2038(A)(B)	443	444
FREMF Mortgage Trust, Ser 2015-K45, Cl B
3.749%, 04/25/2048(A)(B)	535	532
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(A)(D)	77	74
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(B)	389	369
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	282	245
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,144	943
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.789%, 11/19/2035(B)	87	71
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	285	281

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	$269	$264
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
6.633%, 07/25/2035(B)	95	49
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.343%, 05/25/2037(B)	77	43
HLTN Commercial Mortgage Trust, Ser 2024-DPLO, Cl A
6.251%, TSFR1M + 1.642%, 06/15/2041(A)(B)	800	803
Impac CMB Trust, Ser 2004-9, Cl 1A1
5.462%, TSFR1M + 0.874%, 01/25/2035(B)	13	12
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.222%, TSFR1M + 0.634%, 04/25/2035(B)	16	15
Impac CMB Trust, Ser 2005-3, Cl A1
5.182%, TSFR1M + 0.594%, 08/25/2035(B)	20	18
Impac CMB Trust, Ser 2005-5, Cl A1
5.342%, TSFR1M + 0.434%, 08/25/2035(B)	13	12
Impac CMB Trust, Ser 2005-8, Cl 1A
5.222%, TSFR1M + 0.634%, 02/25/2036(B)	40	38
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	515	442
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	356	294
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	376	314
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl ASB
3.733%, 01/15/2049	269	266
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	51	51
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl ASB
3.549%, 03/15/2050	44	43
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl ASB
3.492%, 03/15/2050	2,017	1,984
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
5.563%, 08/25/2035(B)	15	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.762%, 05/25/2037(B)	$35	$30
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.702%, 10/25/2029(A)(B)	610	591
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.452%, TSFR1M + 0.864%, 04/25/2046(A)(B)	108	106
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	436	431
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.922%, 06/25/2037(B)	45	27
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	72	68
MF1, Ser 2022-FL8, Cl A
5.956%, TSFR1M + 1.350%, 02/19/2037(A)(B)	725	724
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(B)	60	58
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	81	76
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	129	123
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	283	249
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
5.824%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,640	1,635
MHP, Ser 2021-STOR, Cl A
5.425%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	324
MHP, Ser 2022-MHIL, Cl A
5.424%, TSFR1M + 0.815%, 01/15/2027(A)(B)	356	354
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	222	221
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	35	34
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	42	42
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	295	289
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.473%, 04/25/2066(A)(B)	1,514	1,474

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	$150	$145
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	194	183
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	210	207
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	22	22
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	280	275
MortgageIT Trust, Ser 2005-5, Cl A1
5.222%, TSFR1M + 0.634%, 12/25/2035(B)	31	31
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	111	107
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	266	254
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.827%, 09/25/2057(A)(B)	115	107
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	50	47
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	218	203
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	74	71
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	95	89
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	544	470
OBX Trust, Ser 2018-1, Cl A2
5.352%, TSFR1M + 0.764%, 06/25/2057(A)(B)	18	18
Paragon Mortgages, Ser 2006-12A, Cl A2C
5.074%, US0003M + 0.220%, 11/15/2038(A)(B)	47	46
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(D)	181	164
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
5.369%, 07/27/2037(B)	55	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	$20	$19
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.261%, TSFR1M + 0.654%, 01/20/2035(B)	6	5
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	6	6
SREIT Trust, Ser 2021-MFP, Cl B
5.804%, TSFR1M + 1.194%, 11/15/2038(A)(B)	861	859
SREIT Trust, Ser 2021-MFP, Cl A
5.455%, TSFR1M + 0.845%, 11/15/2038(A)(B)	172	172
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	228	211
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	16	15
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	41	39
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	110	102
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	447	383
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	298	260
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	185	179
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.302%, TSFR1M + 0.714%, 02/25/2057(A)(B)	45	47
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	48	47
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	181	177
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	86	84
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	408	400
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	1,023	972

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
TTAN, Ser 2021-MHC, Cl B
5.825%, TSFR1M + 1.214%, 03/15/2038(A)(B)	$538	$537
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	137	134
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	457	448
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	137	134
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	47	47
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(A)(D)	17	17
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)(D)	89	86
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	246	219
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	189	168
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	247	220
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	230	216
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	362	329
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	220	204
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.566%, 03/25/2036(B)	61	58
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	170	169
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB
2.514%, 08/15/2049	188	185
Wells Fargo Commercial Mortgage Trust, Ser 2016-C31, Cl A3
3.427%, 11/15/2048	914	906
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl ASB
2.911%, 06/15/2049	148	146
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl ASB
2.827%, 11/15/2049	438	434

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	$251	$246
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	83	82

		43,375
Total Mortgage-Backed Securities
(Cost $61,128) ($ Thousands)		59,250

MUNICIPAL BONDS — 1.1%
Florida — 0.2%
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	830	819

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	1,280	1,278

New York — 0.1%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	700	697

Pennsylvania — 0.1%
Pennsylvania Higher Educational Facilities Authority, RB, AGC
4.961%, 11/01/2025	440	441

Texas — 0.4%
City of San Antonio Texas, GO
5.635%, 02/01/2026	1,650	1,652

Total Municipal Bonds
(Cost $4,888) ($ Thousands)		4,887

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
FHLMC
4.050%, 08/28/2025	1,140	1,135

Total U.S. Government Agency Obligation
(Cost $1,140) ($ Thousands)		1,135

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	1,768,619	$1,769
Total Cash Equivalent
(Cost $1,769) ($ Thousands)		1,769
	Face Amount (Thousands)
REPURCHASE AGREEMENTS(E) — 2.9%
Barclays
4.580%, dated 11/29/2024 to be repurchased on 12/2/2024, repurchase price $6,502,496 (collateralized by U.S. Government Agencies, par value $6,385,400, 4.630%, 02/15/2040, with a total market value of $6,630,101)	$6,500	6,500
BNP Paribas
4.580%, dated 11/29/2024 to be repurchased on 12/2/2024, repurchase price $6,502,496 (collateralized by various U.S. Government Agencies, par values ranging $400 - $5,707,840, 1.820% - 7.000%, 09/30/2029 - 11/01/2053, with a total market value of $6,630,071)	6,500	6,500

Total Repurchase Agreements
(Cost $13,000) ($ Thousands)		13,000

Total Investments in Securities — 99.5%
(Cost $442,478) ($ Thousands)		$442,007

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 10-Year Treasury Note	(35)	Mar-2025	$(3,843)	$(3,892)	$(49)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Ultra Short Duration Bond Fund (Concluded)

Percentages are based on Net Assets of $444,332 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $174,874 ($ Thousands), representing 39.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset-Backed Securities	–	156,412	–	156,412
Corporate Obligations	–	144,048	–	144,048
U.S. Treasury Obligations	–	61,506	–	61,506
Mortgage-Backed Securities	–	59,250	–	59,250
Municipal Bonds	–	4,887	–	4,887
U.S. Government Agency Obligation	–	1,135	–	1,135
Repurchase Agreements	–	13,000	–	13,000
Cash Equivalent	1,769	–	–	1,769
Total Investments in Securities	1,769	440,238	–	442,007

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(49)	–	–	(49)
Total Other Financial Instruments	(49)	–	–	(49)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,887	$99,878	$(99,996)	$—	$—	$1,769	$90	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 93.5%
Albania — 0.1%
Albania Government International Bond
3.500%, 11/23/2031	EUR	1,200	$1,201

Angola — 0.6%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$2,200	2,112
Angolan Government International Bond
9.375%, 05/08/2048		2,753	2,298
8.750%, 04/14/2032		1,332	1,193
8.250%, 05/09/2028		376	356
Angolan Government International Bond MTN
8.000%, 11/26/2029		4,338	3,936
			9,895

Argentina — 2.1%
Argentine Republic Government International Bond
5.000%, 01/09/2038(A)		9,050	6,084
4.250%, 01/09/2038(A)	EUR	480	311
4.125%, 07/09/2027(A)		$5,500	3,480
4.125%, 07/09/2027(A)		3,887	2,457
3.875%, 07/09/2027(A)	EUR	4,400	2,684
3.500%, 07/09/2041(A)		$9,000	5,337
1.000%, 07/09/2029		2,023	1,566
0.750%, 07/09/2027(A)		9,433	6,936
0.500%, 07/09/2029	EUR	13	10
0.125%, 07/09/2030		750	555
Provincia de Buenos Aires MTN
6.625%, 09/01/2037(A)		$5,725	3,707
Provincia de Cordoba
6.875%, 12/10/2025(A)(B)		361	356
YPF
9.500%, 01/17/2031(B)		802	847
			34,330

Armenia — 0.1%
Armenia International Bond
3.950%, 09/26/2029		250	221
3.600%, 02/02/2031		1,942	1,613
			1,834

Austrailia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		323	294

Azerbaijan — 0.5%
Republic of Azerbaijan International Bond
3.500%, 09/01/2032		1,748	1,521
Southern Gas Corridor CJSC
6.875%, 03/24/2026		4,197	4,262
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,451	2,558

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.950%, 03/18/2030		$220	$230
			8,571

Bahamas — 0.3%
Bahamas Government International Bond
9.000%, 06/16/2029		1,500	1,570
8.950%, 10/15/2032		1,613	1,665
6.000%, 11/21/2028		1,417	1,360
			4,595

Bahrain — 1.0%
Bahrain Government International Bond
6.750%, 09/20/2029		1,197	1,228
6.000%, 09/19/2044		810	692
5.450%, 09/16/2032		1,879	1,751
Bahrain Government International Bond MTN
6.250%, 01/25/2051		7,250	6,190
4.250%, 01/25/2028		1,451	1,372
Bapco Energies BSC Closed
8.375%, 11/07/2028		600	644
8.375%, 11/07/2028(B)		600	644
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		4,168	3,978
			16,499

Barbados — 0.1%
Barbados Government International Bond
6.500%, 10/01/2029		1,200	1,159

Benin — 0.1%
Benin Government International Bond
7.960%, 02/13/2038(B)		300	291
6.875%, 01/19/2052	EUR	615	547
4.950%, 01/22/2035		1,131	1,011
4.875%, 01/19/2032		156	148
			1,997

Bermuda — 0.1%
Bermuda Government International Bond
5.000%, 07/15/2032		$592	575
4.750%, 02/15/2029		1,374	1,345
2.375%, 08/20/2030		306	260
			2,180

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,783	1,097

Brazil — 4.1%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		320	332
Brazil Letras do Tesouro Nacional
13.680%, 07/01/2026	BRL	4,000	544
13.110%, 01/01/2026		70,000	10,176

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$920	$917
5.333%, 02/15/2028		116	115
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	435	290
6.000%, 08/15/2050		904	598
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2027		54,520	8,513
10.000%, 01/01/2029		80,616	12,021
10.000%, 01/01/2031		43,004	6,186
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		390	265
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		63,081	8,843
10.000%, 01/01/2035		1,002	1,378
Brazilian Government International Bond
7.125%, 05/13/2054		$4,026	3,986
6.250%, 03/18/2031		227	230
6.125%, 01/22/2032		1,075	1,075
6.000%, 10/20/2033		1,119	1,102
5.625%, 02/21/2047		840	709
5.000%, 01/27/2045		200	156
4.750%, 01/14/2050		1,595	1,165
3.875%, 06/12/2030		1,534	1,386
Centrais Eletricas Brasileiras
4.625%, 02/04/2030(B)		232	215
CSN Resources
8.875%, 12/05/2030(B)		583	599
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031(B)		1,257	1,044
7.250%, 06/30/2031		393	327
MV24 Capital BV
6.748%, 06/01/2034		2,370	2,285
Oceanica Lux
13.000%, 10/02/2029(B)		483	454
Petrobras Global Finance BV
6.000%, 01/13/2035		2,153	2,085
Yinson Boronia Production BV
8.947%, 07/31/2042		1,000	1,064
			68,060

Bulgaria — 0.0%
Bulgaria Government International Bond
5.000%, 03/05/2037		608	579

Cameroon — 0.1%
Republic of Cameroon International Bond
9.500%, 07/31/2031		331	315
5.950%, 07/07/2032	EUR	2,233	1,895
			2,210

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Canada — 0.0%
Polaris Renew Energy
9.500%, 12/03/2029		$500	$511

Cayman Islands — 0.1%
Neon Capital MTN
1.998%, 01/06/2028(D)	JPY	200,145	1,252

Chile — 1.6%
Alfa Desarrollo
4.550%, 09/27/2051(B)		$351	268
Antofagasta
6.250%, 05/02/2034(B)		256	265
Banco de Credito e Inversiones
3.500%, 10/12/2027(B)		441	422
Banco del Estado de Chile
7.950%, H15T5Y + 3.228% (B)(D)(E)		350	366
Bonos de la Tesoreria de la Republica
3.400%, 10/01/2039(B)	CLP	1,899,824	2,230
1.900%, 09/01/2030		622,068	619
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034(B)		516,535	581
6.000%, 04/01/2033(B)		1,050,000	1,101
5.000%, 03/01/2035		405,000	395
4.700%, 09/01/2030(B)		1,450,000	1,421
2.800%, 10/01/2033(B)		625,000	515
Cencosud
4.375%, 07/17/2027(B)		$233	227
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035(B)		700	689
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033		1,110	1,126
Chile Government International Bond
4.950%, 01/05/2036		3,877	3,795
4.850%, 01/22/2029		1,356	1,357
3.500%, 01/25/2050		610	448
3.250%, 09/21/2071		574	366
3.100%, 05/07/2041		1,697	1,271
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		500	335
3.068%, 08/18/2050		300	187
Empresa Nacional del Petroleo
6.150%, 05/10/2033		2,600	2,639
6.150%, 05/10/2033(B)		218	221
5.950%, 07/30/2034(B)		395	397
4.500%, 09/14/2047		350	272
Nacional del Cobre de Chile
6.440%, 01/26/2036(B)		579	602
6.300%, 09/08/2053(B)		298	300
5.950%, 01/08/2034		3,095	3,139
5.950%, 01/08/2034(B)		521	528
5.125%, 02/02/2033(B)		403	390

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.750%, 01/15/2031(B)		$234	$213
3.700%, 01/30/2050(B)		219	153
			26,838

China — 2.8%
China Government Bond
3.720%, 04/12/2051	CNY	1,700	305
3.530%, 10/18/2051		9,860	1,714
3.270%, 11/19/2030		9,100	1,369
3.190%, 04/15/2053		5,430	899
3.120%, 10/25/2052		9,230	1,505
3.000%, 10/15/2053		32,410	5,219
2.890%, 11/18/2031		3,000	442
2.880%, 02/25/2033		52,830	7,804
2.800%, 03/24/2029		4,700	680
2.800%, 03/25/2030		8,550	1,244
2.670%, 05/25/2033		12,700	1,846
2.620%, 09/25/2029		4,000	576
2.620%, 06/25/2030		11,000	1,588
2.600%, 09/15/2030		230	33
2.600%, 09/01/2032		1,700	246
2.520%, 08/25/2033		2,000	287
2.470%, 07/25/2054		2,200	318
2.280%, 03/25/2031		3,020	428
2.270%, 05/25/2034		35,150	4,958
2.250%, 08/29/2039		900	125
2.120%, 06/25/2031		4,100	575
2.110%, 08/25/2034		7,000	974
2.050%, 04/15/2029		19,440	2,731
2.040%, 02/25/2027		6,300	882
1.870%, 09/15/2031		25,830	3,571
China Government International Bond
4.125%, 11/20/2027(B)		$5,035	5,076
0.550%, 10/21/2025		728	703
Shimao Group Holdings
5.600%, 07/15/2026(F)		2,542	173
5.200%, 01/30/2025(F)		2,111	149
			46,420

Colombia — 5.4%
AL Candelaria -spain
5.750%, 06/15/2033		1,880	1,539
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/2034 (D)		372	390
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,756
9.850%, 06/28/2027		994,000	221
8.375%, 11/07/2054		$3,877	3,912
8.000%, 04/20/2033		765	799
8.000%, 11/14/2035		521	537
7.750%, 11/07/2036		4,610	4,627
7.500%, 02/02/2034		2,352	2,361
6.125%, 01/18/2041		2,496	2,099

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 02/26/2044		$5,155	$3,958
5.000%, 06/15/2045		7,658	5,379
4.125%, 02/22/2042		2,608	1,718
3.000%, 01/30/2030		936	786
Colombian TES
13.250%, 02/09/2033	COP	12,923,100	3,318
9.250%, 05/28/2042		38,384,600	7,200
7.750%, 09/18/2030		14,954,300	3,029
7.500%, 08/26/2026		16,168,500	3,611
7.250%, 10/18/2034		64,652,500	11,498
7.250%, 10/26/2050		17,413,700	2,547
7.000%, 03/26/2031		17,450,800	3,339
7.000%, 03/26/2031		1,757,100	337
7.000%, 06/30/2032		15,253,100	2,833
6.250%, 07/09/2036		24,215,100	3,779
6.000%, 04/28/2028		32,038,000	6,517
5.750%, 11/03/2027		20,916,300	4,324
Ecopetrol
8.875%, 01/13/2033		$520	536
8.375%, 01/19/2036		410	404
7.750%, 02/01/2032		3,384	3,322
5.875%, 11/02/2051		1,200	828
Empresas Publicas de Medellin ESP
8.375%, 11/08/2027(B)	COP	3,625,000	746
EnfraGen Energia Sur
5.375%, 12/30/2030		$500	431
Grupo Aval
4.375%, 02/04/2030(B)		1,083	953
PA Autopista Rio Magalena
6.050%, 06/15/2036	COP	3,448,381	657
			90,291

Costa Rica — 0.6%
Costa Rica Government International Bond
10.580%, 09/26/2029(B)	CRC	117,750	273
7.300%, 11/13/2054(B)		$2,842	3,004
7.158%, 03/12/2045		2,300	2,408
7.000%, 04/04/2044		620	638
7.000%, 04/04/2044		250	257
6.550%, 04/03/2034		3,051	3,126
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		700	625
			10,331

Côte d'Ivoire — 0.7%
Côte d'Ivoire Government International Bond
8.250%, 01/30/2037(B)		1,278	1,272
8.250%, 01/30/2037		556	554
6.875%, 10/17/2040	EUR	5,464	5,035
6.625%, 03/22/2048		3,094	2,661
6.625%, 03/22/2048		883	760
5.250%, 03/22/2030		1,121	1,122

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.875%, 01/30/2032	EUR	670	$624
			12,028

Czechia — 2.1%
Czechia Government Bond
6.200%, 06/16/2031	CZK	18,270	873
5.750%, 03/29/2029		61,510	2,796
5.500%, 12/12/2028		28,220	1,266
5.000%, 09/30/2030		21,400	956
4.900%, 04/14/2034		145,320	6,520
4.500%, 11/11/2032		38,070	1,658
4.200%, 12/04/2036		12,390	526
3.500%, 05/30/2035		16,940	680
3.000%, 03/03/2033		123,520	4,841
2.750%, 07/23/2029		29,610	1,193
2.000%, 10/13/2033		140,750	5,051
1.950%, 07/30/2037		7,800	258
1.750%, 06/23/2032		39,200	1,423
1.500%, 04/24/2040		8,730	258
1.200%, 03/13/2031		74,590	2,681
0.950%, 05/15/2030		39,870	1,446
0.250%, 02/10/2027		29,920	1,164
0.050%, 11/29/2029		15,750	553
			34,143

Dominican Republic — 2.2%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025(B)	DOP	371,950	6,275
10.500%, 01/17/2025		243,510	4,029
Dominican Republic International Bond
13.625%, 02/03/2033(B)		9,000	179
11.250%, 09/15/2035(B)		46,950	844
11.250%, 09/15/2035		8,000	144
10.750%, 06/01/2036(B)		167,600	2,931
9.750%, 06/05/2026		24,700	415
7.050%, 02/03/2031		$7,467	7,775
6.600%, 06/01/2036		267	272
6.000%, 02/22/2033		903	890
5.875%, 01/30/2060		3,169	2,837
5.500%, 02/22/2029		1,457	1,424
5.300%, 01/21/2041		8,750	7,723
4.875%, 09/23/2032		720	659
			36,397

Ecuador — 1.1%
Ecuador Government International Bond
8.600%, 07/31/2030		2,459	1,324
7.442%, 07/31/2030(B)		949	511
6.900%, 07/31/2030(A)		8,478	5,722
5.500%, 07/31/2025(A)(B)		1,828	1,004
5.500%, 07/31/2025(A)		14,027	7,699
5.000%, 07/31/2026(A)		1,880	939
5.000%, 07/31/2026(A)(B)		1,127	563
			17,762

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Egypt — 2.1%
Egypt Government Bond
25.318%, 08/13/2027	EGP	353,091	$7,064
14.664%, 10/06/2030		7,247	99
Egypt Government International Bond
8.875%, 05/29/2050		$4,485	3,711
8.700%, 03/01/2049		6,800	5,528
8.700%, 03/01/2049(B)		254	206
8.500%, 01/31/2047		10,224	8,225
5.800%, 09/30/2027		907	857
Egypt Government International Bond MTN
7.300%, 09/30/2033		1,972	1,694
6.375%, 04/11/2031	EUR	2,680	2,509
5.625%, 04/16/2030		1,081	1,004
Egypt Treasury Bills
30.246%, 12/10/2024(G)	EGP	48,175	966
29.502%, 03/18/2025(G)		108,900	2,015
25.832%, 12/31/2024(G)		9,100	179
Egyptian Financial for Sovereign Taskeek
10.875%, 02/28/2026		$1,105	1,152
			35,209

El Salvador — 0.6%
El Salvador Government International Bond
9.650%, 11/21/2054(B)		253	266
9.500%, 07/15/2052		5,294	5,478
9.250%, 04/17/2030		647	678
9.250%, 04/17/2030(B)		427	447
8.250%, 04/10/2032		498	496
7.650%, 06/15/2035		563	532
7.625%, 02/01/2041		150	136
7.125%, 01/20/2050		2,950	2,479
6.375%, 01/18/2027		–	–
0.250%, 04/17/2030(B)		427	7
			10,519

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024(F)		2,111	1,660
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024(B)(F)		545	428
			2,088

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031		2,245	1,749
7.000%, 11/24/2031(B)		293	228
			1,977

Ghana — 0.9%
Republic of Ghana Government Bonds
10.000%, 02/02/2038	GHS	715	18
9.850%, 02/03/2037		710	18
9.700%, 02/05/2036		708	18
9.550%, 02/06/2035		707	18

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.400%, 02/07/2034	GHS	706	$18
9.250%, 02/08/2033		3,117	85
9.100%, 02/10/2032		3,112	90
8.950%, 02/11/2031		10,748	332
8.800%, 02/12/2030		14,963	499
8.650%, 02/13/2029		21,289	791
8.500%, 02/15/2028		5,298	220
8.350%, 02/16/2027		10,354	490
Republic of Ghana Government International Bond
5.030%, 01/03/2030(B)		$755	594
5.000%, 07/03/2028(A)(B)		5,880	5,157
5.000%, 07/03/2028(A)(B)		8,455	6,003
5.000%, 07/03/2028(A)		289	253
4.780%, 07/03/2026(B)		807	751
			15,355

Guatemala — 0.7%
CT Trust
5.125%, 02/03/2032(B)		340	309
Guatemala Government Bond
7.050%, 10/04/2032		463	487
6.600%, 06/13/2036(B)		1,605	1,618
6.600%, 06/13/2036		3,214	3,240
6.550%, 02/06/2037		200	200
6.550%, 02/06/2037(B)		200	200
6.125%, 06/01/2050		3,282	2,990
6.050%, 08/06/2031		296	293
5.375%, 04/24/2032		560	536
5.250%, 08/10/2029		340	328
3.700%, 10/07/2033		855	705
			10,906

Honduras — 0.2%
Honduras Government International Bond
8.625%, 11/27/2034(B)		1,712	1,709
8.625%, 11/27/2034		386	386
6.250%, 01/19/2027		173	168
5.625%, 06/24/2030		1,539	1,372
			3,635

Hungary — 2.6%
Hungary Government Bond
7.000%, 10/24/2035	HUF	280,490	750
6.750%, 10/22/2028		2,951,970	7,709
4.750%, 11/24/2032		2,580,890	6,009
4.500%, 03/23/2028		698,670	1,697
4.500%, 05/27/2032		184,830	428
3.250%, 10/22/2031		389,450	845
3.000%, 10/27/2027		560,260	1,314
3.000%, 08/21/2030		602,170	1,327
3.000%, 10/27/2038		1,082,580	1,865
3.000%, 04/25/2041		910,370	1,486
2.250%, 04/20/2033		728,990	1,391
2.000%, 05/23/2029		1,100,470	2,391

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Hungary Government International Bond
6.125%, 05/22/2028(B)		$1,228	$1,260
6.125%, 05/22/2028		3,397	3,485
5.500%, 03/26/2036(B)		1,642	1,578
5.500%, 03/26/2036		3,527	3,390
3.125%, 09/21/2051		5,714	3,524
2.125%, 09/22/2031(B)		1,438	1,154
Magyar Export-Import Bank Zrt
6.000%, 05/16/2029	EUR	403	458
4.500%, 11/27/2031		368	390
			42,451

India — 1.7%
Adani Electricity Mumbai
3.949%, 02/12/2030(B)		$628	504
Adani Green Energy UP
6.700%, 03/12/2042		2,248	1,877
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		934	689
Export-Import Bank of India MTN
3.250%, 01/15/2030		545	503
2.250%, 01/13/2031		1,664	1,428
Greenko Power II
4.300%, 12/13/2028		616	569
India Government Bond
7.300%, 06/19/2053	INR	243,360	2,973
7.260%, 08/22/2032		20	–
7.180%, 08/14/2033		534,100	6,449
7.180%, 07/24/2037		153,000	1,852
7.100%, 04/08/2034		814,210	9,814
7.020%, 06/18/2031		140,000	1,674
Power Finance MTN
3.950%, 04/23/2030(B)		$486	458
Vedanta Resources Finance II
13.875%, 12/09/2028		–	–
			28,790

Indonesia — 5.9%
Indonesia Asahan Aluminium
5.800%, 05/15/2050(B)		1,183	1,133
Indonesia Government International Bond
5.650%, 01/11/2053		3,167	3,262
4.850%, 01/11/2033		300	297
4.650%, 09/20/2032		2,109	2,055
4.550%, 01/11/2028		2,192	2,176
4.400%, 03/10/2029		977	961
3.650%, 09/10/2032	EUR	524	554
3.550%, 03/31/2032		$3,929	3,579
2.850%, 02/14/2030		3,075	2,791
1.400%, 10/30/2031	EUR	1,430	1,317
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	34,386,000	2,344
8.750%, 05/15/2031		16,958,000	1,168
8.375% 03/15/2034		19,602,000	1,347

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.375%, 04/15/2039	IDR	54,473,000	$3,836
8.250%, 05/15/2029		47,387,000	3,162
8.250%, 05/15/2036		82,941,000	5,708
7.500%, 08/15/2032		28,416,000	1,850
7.500%, 06/15/2035		5,000,000	325
7.500%, 04/15/2040		25,556,000	1,674
7.125%, 06/15/2038		139,290,000	8,870
7.125%, 06/15/2042		6,817,000	431
7.125%, 06/15/2043		22,830,000	1,448
7.000%, 09/15/2030		62,341,000	3,953
7.000%, 02/15/2033		82,718,000	5,226
6.875%, 04/15/2029		108,088,000	6,835
6.875%, 08/15/2051		35,626,000	2,193
6.750%, 07/15/2035		105,200,000	6,531
6.625%, 02/15/2034		66,931,000	4,151
6.500%, 06/15/2025		14,125,000	892
6.500%, 02/15/2031		40,160,000	2,483
6.375%, 08/15/2028		104,434,000	6,508
6.375%, 04/15/2032		19,045,000	1,163
6.375%, 07/15/2037		2,200,000	133
5.125%, 04/15/2027		30,236,000	1,840
Minejesa Capital BV
5.625%, 08/10/2037		$2,248	2,132
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031(B)	EUR	1,143	1,036
1.875%, 11/05/2031		350	317
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$770	774
5.250%, 05/15/2047		710	642
4.375%, 02/05/2050(B)		355	279
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048(B)		665	668
			98,044

Iraq — 0.0%
Iraq International Bond
5.800%, 01/15/2028		385	373

Israel — 0.3%
Israel Electric
8.100%, 12/15/2096		2,000	2,348
Israel Government International Bond
5.750%, 03/12/2054		486	465
5.500%, 03/12/2034		1,059	1,058
4.500%, 04/03/2120		2,000	1,464
Leviathan Bond
6.750%, 06/30/2030(B)		370	354
			5,689

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Jamaica — 0.4%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	602,500	$4,040
Kingston Airport Revenue Finance
6.750%, 12/15/2036(B)		$1,344	1,379
TransJamican Highway
5.750%, 10/10/2036		757	706
			6,125

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029(B)		1,954	1,996
7.500%, 01/13/2029		668	682
7.375%, 10/10/2047		4,312	3,995
			6,673

Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC (B)
5.500%, 04/15/2027		549	554
5.250%, 10/23/2029		748	750
Kazakhstan Government International Bond
4.714%, 04/09/2035(B)		1,433	1,398
KazMunayGas National JSC
6.375%, 10/24/2048(B)		1,418	1,360
6.375%, 10/24/2048		1,150	1,103
5.750%, 04/19/2047(B)		2,060	1,842
5.750%, 04/19/2047		489	437
KazMunayGas National JSC MTN
5.375%, 04/24/2030		360	356
QazaqGaz NC JSC
4.375%, 09/26/2027		634	610
4.375%, 09/26/2027(B)		533	512
Tengizchevroil Finance International
3.250%, 08/15/2030(B)		630	542
3.250%, 08/15/2030		200	172
			9,636

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048		3,887	3,255
Republic of Kenya Government International Bond
9.750%, 02/16/2031(B)		2,404	2,404
			5,659

Kuwait — 0.0%
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (B)(D)(E)		693	681

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034		950	943
5.125%, 07/30/2034(B)		507	504
			1,447

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034(F)		$11,222	$1,056
Lebanon Government International Bond MTN
8.250%, 04/12/2021(F)		6,521	616
7.000%, 03/20/2028(F)		2,671	249
6.850%, 05/25/2029(F)		242	22
6.650%, 11/03/2028(F)		3,325	310
6.600%, 11/27/2026(F)		1,718	161
6.400%, 05/26/2023(F)		2,645	248
6.375%, 12/31/2023(F)		3,638	340
6.250%, 05/27/2022(F)		409	38
6.150%, 12/31/2023(F)		4,039	379
6.100%, 10/04/2022(F)		211	20
5.800%, 04/14/2023(F)		6,282	583
			4,022

Malaysia — 5.8%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		1,325	1,324
Malaysia Government Bond
5.248% 09/15/2028	MYR	1,204	287
4.935% 09/30/2043		1,200	300
4.893%, 06/08/2038		42,231	10,410
4.696%, 10/15/2042		20,837	5,062
4.642%, 11/07/2033		43,709	10,435
4.504%, 04/30/2029		1,300	303
4.498% 04/15/2030		10,169	2,382
4.457%, 03/31/2053		3,389	795
4.254%, 05/31/2035		5,823	1,355
4.065%, 06/15/2050		15,006	3,335
4.054%, 04/18/2039		4,623	1,052
3.955% 09/15/2025		24,246	5,484
3.906%, 07/15/2026		12,507	2,837
3.900% 11/30/2026		5,756	1,307
3.899%, 11/16/2027		4,065	925
3.885%, 08/15/2029		16,004	3,643
3.882%, 03/14/2025		53,724	12,108
3.828%, 07/05/2034		25,879	5,823
3.757%, 05/22/2040		18,217	3,987
3.733%, 06/15/2028		12,298	2,785
3.582%, 07/15/2032		19,000	4,213
3.519%, 04/20/2028		3,101	698
3.502% 05/31/2027		13,593	3,060
2.632%, 04/15/2031		29,405	6,189
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	463
4.119%, 11/30/2034		5,418	1,249
Petronas Capital MTN
3.404%, 04/28/2061		$4,069	2,879
2.480%, 01/28/2032		2,572	2,200
			96,890

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexico — 7.4%
America Movil
7.125%, 12/09/2024	MXN	23,310	$1,149
Cemex (E)
9.125%, H15T5Y + 5.157% (B)(D)		$774	826
9.125%, H15T5Y + 5.157% (D)		360	384
5.125%, H15T5Y + 4.534% (B)(D)		277	272
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,493
6.450%, 01/24/2035(B)		$442	425
6.264%, 02/15/2052(B)		405	356
4.750%, 02/23/2027(B)		6	6
4.688%, 05/15/2029(B)		707	672
3.875%, 07/26/2033		800	663
3.348%, 02/09/2031(B)		605	513
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041(B)		1,084	1,083
Mexican Bonos
10.000% 12/05/2024	MXN	126,000	6,218
8.500%, 03/01/2029		14,981	709
8.500% 05/31/2029		70,534	3,333
8.500% 11/18/2038		121,147	5,301
8.000%, 05/24/2035		16,500	714
8.000%, 11/07/2047		107,387	4,233
8.000%, 07/31/2053		53,638	2,085
7.750% 05/29/2031		332,341	14,839
7.750% 11/23/2034		59,470	2,538
7.750% 11/13/2042		298,089	11,696
7.500% 06/03/2027		255,695	12,073
7.500%, 05/26/2033		118,713	5,061
7.000%, 09/03/2026		10,678	505
5.750%, 03/05/2026		19,946	940
5.750% 03/05/2026		15,252	718
5.500%, 03/04/2027		37,040	1,682
Mexico City Airport Trust
5.500%, 07/31/2047(B)		$638	525
Mexico Government International Bond
4.600%, 01/23/2046		2,813	2,149
3.500%, 02/12/2034		732	601
Mexico Government International Bond MTN
5.750%, 10/12/2110		992	800
5.625%, 03/19/2114	GBP	8,200	7,507
Petroleos Mexicanos
7.690%, 01/23/2050		$16,249	12,726
6.625%, 06/15/2035		3,090	2,534
6.375%, 01/23/2045		2,768	1,925
5.950%, 01/28/2031		3,185	2,740
Petroleos Mexicanos MTN
6.750%, 09/21/2047		8,712	6,249

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Poinsettia Finance
6.625%, 06/17/2031		$4,928	$4,410
			123,653

Mongolia — 0.3%
Development Bank of Mongolia LLC
11.000%, 03/07/2026		1,200	1,247
Mongolia Government International Bond
8.650%, 01/19/2028(B)		1,386	1,464
8.650%, 01/19/2028		368	388
7.875%, 06/05/2029(B)		510	535
7.875%, 06/05/2029		450	472
3.500%, 07/07/2027		200	186
			4,292

Montenegro — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031		500	519

Morocco — 0.3%
Morocco Government International Bond
6.500%, 09/08/2033		944	989
4.000%, 12/15/2050		800	558
3.000%, 12/15/2032		204	168
OCP
7.500%, 05/02/2054(B)		2,239	2,317
			4,032

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031(A)		1,601	1,329

Nigeria — 1.3%
Nigeria Government International Bond
9.248%, 01/21/2049		580	523
8.747%, 01/21/2031		1,496	1,432
7.875%, 02/16/2032		1,402	1,262
7.696%, 02/23/2038		2,520	2,045
Nigeria Government International Bond MTN
8.375%, 03/24/2029		1,496	1,449
8.250%, 09/28/2051		2,784	2,202
7.375%, 09/28/2033		5,396	4,559
Nigeria OMO Bills
30.330%, 05/27/2025(G)	NGN	2,835,666	1,475
26.335%, 05/20/2025(G)		8,824,494	4,617
Nigeria Treasury Bills
24.360%, 03/27/2025(G)		2,549,240	1,393
23.600%, 03/06/2025(G)		445,888	248
			21,205

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
North Macedonia — 0.1%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	2,000	$1,900

Oman — 1.1%
EDO Sukuk
5.662%, 07/03/2031(B)		$1,436	1,455
Mazoon Assets SAOC
5.250%, 10/09/2031(B)		1,301	1,293
Oman Government International Bond
7.000%, 01/25/2051		1,742	1,879
6.750%, 10/28/2027		4,758	4,940
6.750%, 01/17/2048		6,999	7,326
6.500%, 03/08/2047(B)		897	914
6.500%, 03/08/2047		402	410
			18,217

Pakistan — 0.3%
Pakistan Government International Bond
6.875%, 12/05/2027		1,515	1,362
Pakistan Government International Bond MTN
8.875%, 04/08/2051		2,741	2,135
6.000%, 04/08/2026		1,033	966
			4,463

Panama — 1.1%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061(B)		469	344
Banco Nacional de Panama
2.500%, 08/11/2030(B)		320	258
Empresa de Transmision Electrica
5.125%, 05/02/2049(B)		873	661
Panama Government International Bond
9.375%, 04/01/2029		275	310
8.125%, 04/28/2034		699	744
8.000%, 03/01/2038		1,631	1,727
7.500%, 03/01/2031		383	404
6.875%, 01/31/2036		342	340
6.700%, 01/26/2036		686	676
6.400%, 02/14/2035		1,102	1,060
4.500%, 04/16/2050		8,005	5,384
4.500%, 04/01/2056		4,053	2,639
4.500%, 01/19/2063		1,271	820
2.252%, 09/29/2032		4,663	3,441
			18,808

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		400	394

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Paraguay — 0.6%
Paraguay Government International Bond
7.900%, 02/09/2031(B)	PYG	22,253,000	$2,892
7.900%, 02/09/2031		17,939,000	2,331
6.100%, 08/11/2044		$400	395
5.850%, 08/21/2033(B)		458	465
5.600%, 03/13/2048		367	336
5.400%, 03/30/2050		946	839
4.950%, 04/28/2031		1,924	1,865
3.849%, 06/28/2033		410	365
			9,488

Peru — 2.0%
Atlantica Transmision Sur
6.875%, 04/30/2043(B)		296	318
Kallpa Generacion SA
4.125%, 08/16/2027(B)		275	267
Peru Government Bond
7.600%, 08/12/2039(B)	PEN	10,184	2,863
7.300%, 08/12/2033(B)		9,270	2,622
6.150%, 08/12/2032		4,945	1,314
5.400%, 08/12/2034		1,374	337
5.350%, 08/12/2040		959	216
Peruvian Government International Bond
7.600%, 08/12/2039(B)		1,500	423
6.950%, 08/12/2031(B)		7,653	2,155
6.900%, 08/12/2037		1,157	309
6.850%, 02/12/2042		882	236
5.940%, 02/12/2029		9,751	2,681
5.875%, 08/08/2054		$2,768	2,771
5.400%, 08/12/2034	PEN	1,738	426
5.375%, 02/08/2035		$1,234	1,220
3.600%, 01/15/2072		1,900	1,245
2.783%, 01/23/2031		2,275	1,976
1.950%, 11/17/2036	EUR	2,211	1,872
1.250%, 03/11/2033		1,148	984
Petroleos del Peru
5.625%, 06/19/2047(B)		$1,069	694
5.625%, 06/19/2047		12,166	7,899
4.750%, 06/19/2032(B)		904	689
			33,517

Philippines — 1.4%
Philippine Government Bond
8.000% 07/19/2031	PHP	27,272	512
6.750%, 09/15/2032		33,890	600
6.625%, 08/17/2033		32,140	567
6.500%, 05/19/2029		86,280	1,490
6.250%, 01/25/2034		428,750	7,388
6.250%, 02/28/2044		33,680	578
Philippine Government International Bond
5.500%, 01/17/2048		$1,000	1,021
5.170%, 10/13/2027		3,765	3,801
2.650%, 12/10/2045		1,666	1,111

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.950%, 01/06/2032		$6,125	$5,038
1.750%, 04/28/2041	EUR	386	296
			22,402

Poland — 3.3%
Bank Gospodarstwa Krajowego
6.250%, 07/09/2054(B)		$1,422	1,452
6.250%, 07/09/2054		394	403
5.750%, 07/09/2034		351	357
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		575	571
5.125%, 02/22/2033	EUR	754	885
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	70,051	18,630
6.000%, 10/25/2033		11,689	2,982
4.750%, 07/25/2029		10,897	2,622
3.250%, 07/25/2025		4,776	1,165
2.500%, 07/25/2027		7,250	1,681
1.750%, 04/25/2032		33,797	6,504
1.250%, 10/25/2030		553	109
Republic of Poland Government International Bond
5.500%, 04/04/2053		$350	340
5.500%, 03/18/2054		5,942	5,741
5.125%, 09/18/2034		10,469	10,391
4.625%, 03/18/2029		834	830
3.125%, 10/22/2031	EUR	574	609
			55,272

Qatar — 0.7%
Ooredoo International Finance
4.625%, 10/10/2034(B)		$1,525	1,481
Qatar Government International Bond
4.817%, 03/14/2049		968	912
4.500%, 04/23/2028		4,406	4,416
Qatar Government International Bond MTN (B)
4.750%, 05/29/2034		2,004	2,030
4.625%, 05/29/2029		1,559	1,575
QatarEnergy (B)
3.300%, 07/12/2051		382	272
3.125%, 07/12/2041		466	354
			11,040

Romania — 2.0%
Romania Government Bond
8.750%, 10/30/2028	RON	2,830	631
8.250%, 09/29/2032		6,705	1,493
8.000%, 04/29/2030		7,850	1,714
7.350%, 04/28/2031		995	211
6.700%, 02/25/2032		18,615	3,810
4.850%, 07/25/2029		1,155	222
4.750%, 10/11/2034		5,105	885
4.150%, 01/26/2028		965	188
2.500%, 10/25/2027		1,600	300

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Romanian Government International Bond
6.375%, 01/30/2034(B)		$3,300	$3,233
5.750%, 03/24/2035		1,352	1,247
5.750%, 03/24/2035(B)		4,896	4,516
4.000%, 02/14/2051		5,116	3,407
Romanian Government International Bond MTN
7.625%, 01/17/2053		4,400	4,635
6.375%, 09/18/2033	EUR	561	619
5.625%, 02/22/2036(B)		400	411
3.750%, 02/07/2034		4,575	4,214
2.124%, 07/16/2031		166	145
2.000%, 01/28/2032		906	770
2.000%, 04/14/2033		1,001	811
			33,462

Russia — 0.2%
Serbia International Bond
6.000%, 06/12/2034(B)		$3,313	3,319
Telecommunications co Telekom Srbija AD Belgrade
7.000%, 10/28/2029(B)		291	291
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025(B)		600	30
6.800%, 11/22/2025(H)		240	8
			3,648

Rwanda — 0.0%
Rwanda International Government Bond
5.500%, 08/09/2031		610	518

Saudi Arabia — 1.4%
Acwa Power Management And Investments One
5.950%, 12/15/2039		2,937	2,913
Saudi Arabian Oil MTN
5.875%, 07/17/2064(B)		3,903	3,809
Saudi Government International Bond MTN
5.750%, 01/16/2054		2,954	2,910
5.000%, 01/18/2053		3,100	2,773
4.750%, 01/16/2030(B)		8,141	8,097
4.625%, 10/04/2047(B)		2,539	2,183
4.625%, 10/04/2047		700	602
			23,287

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		3,036	2,193
5.375%, 06/08/2037	EUR	560	438
4.750%, 03/13/2028		530	528
			3,159

Serbia — 0.2%
Serbia International Bond
1.650%, 03/03/2033		814	692

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Serbia International Bond MTN
2.050%, 09/23/2036	EUR	2,126	$1,711
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	61,170	582
4.500%, 01/11/2026		24,780	224
4.500%, 08/20/2032		14,680	128
			3,337

South Africa — 7.1%
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028(B)		$534	559
7.500%, 09/15/2033	ZAR	52,000	2,350
Republic of South Africa Government Bond
10.875%, 03/31/2038		31,432	1,763
Republic of South Africa Government International Bond
10.500% 12/21/2026		33	2
9.000%, 01/31/2040		331,800	15,889
8.875% 02/28/2035		100,702	5,128
8.750% 01/31/2044		359,776	16,444
8.750% 02/28/2048		269,065	12,236
8.500% 01/31/2037		260,664	12,429
8.250% 03/31/2032		71,256	3,681
8.000%, 01/31/2030		204,250	10,880
7.950%, 11/19/2054(B)		$4,430	4,480
7.950%, 11/19/2054		480	485
7.300%, 04/20/2052		2,005	1,898
7.100%, 11/19/2036		661	667
7.000% 02/28/2031	ZAR	71,895	3,552
6.500% 02/28/2041		113,425	4,277
6.250% 03/31/2036		94,919	3,845
5.875%, 06/22/2030		$199	195
5.750%, 09/30/2049		12,178	9,575
5.650%, 09/27/2047		284	223
4.300%, 10/12/2028		3,470	3,288
Sasol Financing USA LLC
8.750%, 05/03/2029(B)		422	434
6.500%, 09/27/2028		540	525
4.375%, 09/18/2026		532	514
Transnet SOC
8.250%, 02/06/2028		1,200	1,228
8.250%, 02/06/2028(B)		799	817
			117,364

Sri Lanka — 1.0%
Sri Lanka Government International Bond
7.550%, 03/28/2030(F)		2,917	1,962
6.850%, 03/14/2024(F)		1,445	949
6.850%, 11/03/2025(F)		1,090	741
6.825%, 07/18/2026(B)(F)		1,612	1,081
6.825%, 07/18/2026(F)		1,000	670
6.750%, 04/18/2028(F)		2,460	1,665
6.750%, 04/18/2028(B)(F)		9,110	6,167
6.350%, 06/28/2024(F)		472	310

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.200%, 05/11/2027(F)		$3,686	$2,458
5.750%, 04/18/2023(F)		1,269	833
			16,836

Supranational — 0.9%
African Export-Import Bank
3.798%, 05/17/2031(B)		301	265
Asian Development Bank MTN
13.000%, 03/07/2025	COP	2,873,000	656
12.750%, 03/03/2025		4,561,000	1,041
11.200%, 01/31/2025		2,541,000	576
10.100%, 01/23/2026		4,813,000	1,094
9.080%, 04/20/2043	MXN	10,000	91
Asian Infrastructure Investment Bank MTN
7.200%, 07/02/2031	INR	56,500	673
0.000%, 02/08/2038(C)	MXN	21,800	304
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027(B)		$1,274	1,239
4.700%, 10/22/2031(B)		934	848
4.700%, 10/22/2031		430	391
International Bank for Reconstruction & Development MTN
6.750%, 07/13/2029	INR	264,300	3,093
6.500%, 04/17/2030		122,200	1,417
International Finance MTN
9.860%, 08/16/2028	COP	23,400,000	3,793
			15,481

Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033(B)		$2,033	1,871

Tajikistan — 0.0%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		500	491

Thailand — 2.2%
Thailand Government Bond
3.450%, 06/17/2043	THB	150,046	4,844
3.400% 06/17/2036		78,115	2,491
3.390%, 06/17/2037		46,787	1,500
3.350%, 06/17/2033		90,419	2,853
3.300%, 06/17/2038		112,879	3,580
2.875%, 06/17/2046		4,865	140
2.800%, 06/17/2034		9,427	286
2.750%, 06/17/2052		2,778	77
2.650%, 06/17/2028		559,170	16,636
2.000%, 06/17/2042		76,757	2,024
1.600%, 06/17/2035		2,000	54
1.585%, 12/17/2035		1,182	32
1.250% 03/12/2028		90,448	2,563
			37,080

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Trinidad & Tobago — 0.3%
Heritage Petroleum
9.000%, 08/12/2029		$2,000	$2,101
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		1,100	1,106
Trinidad & Tobago Government International Bond
5.950%, 01/14/2031(B)		1,188	1,157
5.950%, 01/14/2031		400	389
			4,753

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026(B)	EUR	650	641
6.375%, 07/15/2026		537	530
			1,171

Turkiye — 3.6%
Hazine Mustesarligi Varlik Kiralama (B)
8.509%, 01/14/2029		$4,988	5,369
6.500%, 04/26/2030		1,378	1,376
Istanbul Metropolitan Municipality
10.500%, 12/06/2028(B)		900	981
10.500%, 12/06/2028		318	347
Turkiye Government Bond
31.080%, 11/08/2028	TRY	280,414	8,098
27.700%, 09/27/2034		7,854	229
26.200%, 10/05/2033		554,310	15,318
17.800%, 07/13/2033		13,348	265
17.300%, 07/19/2028		66,341	1,381
12.600%, 10/01/2025		40,889	972
Turkiye Government International Bond
9.125%, 07/13/2030		$1,518	1,701
7.625%, 05/15/2034		788	820
7.125%, 07/17/2032		2,204	2,231
6.500%, 01/03/2035		6,253	6,011
5.875%, 05/21/2030	EUR	979	1,092
5.750%, 05/11/2047		$10,050	7,815
4.875%, 04/16/2043		1,600	1,161
Turkiye Ihracat Kredi Bankasi (B)
9.375%, 01/31/2026		539	562
7.500%, 02/06/2028		359	368
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028(B)		726	781
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/2030(B)		3,300	3,321
			60,199

Uganda — 0.4%
Republic of Uganda Government Bonds
15.000%, 06/18/2043	UGX	11,778,700	2,793
14.250%, 06/22/2034		16,978,700	4,104
			6,897

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ukraine — 0.8%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026(F)	EUR	647	$537
NPC Ukrenergo
6.875%, 11/09/2028(B)(F)		$1,085	739
UAH (Remove from SOI - Reclass to FX)
15.840%, 02/26/2025(F)	UAH	–	–
Ukraine Government International Bond
16.550%, 02/01/2027(A)		$104	53
16.550%, 02/01/2027(A)(B)		328	166
12.960%, 02/01/2027(A)		388	153
12.960%, 02/01/2027(A)(B)		2,218	876
8.950%, 02/01/2027(A)		730	426
8.950%, 02/01/2027(A)(B)		1,794	1,046
8.310%, 02/01/2027(A)(B)		862	500
8.310%, 02/01/2027(A)		273	158
7.750%, 08/01/2041 (D)(F)		2,350	1,777
1.750%, 08/01/2025(A)(B)		6,890	3,528
1.750%, 08/01/2025(A)(B)		1,066	536
1.750%, 08/01/2025(A)(B)		1,766	923
1.750%, 08/01/2025(A)		583	372
1.750%, 08/01/2025(A)		716	367
1.750%, 08/01/2025(A)		677	354
1.750%, 08/01/2025(A)		459	231
1.750%, 08/01/2025(A)(B)		846	541
			13,283

United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047(B)		1,208	1,099
4.600%, 11/02/2047		550	501
Abu Dhabi Developmental Holding PJSC
5.250%, 10/02/2054(B)		1,052	1,004
Abu Dhabi Government International Bond
5.500%, 04/30/2054(B)		1,285	1,315
3.125%, 09/30/2049		4,727	3,304
Abu Dhabi Government International Bond MTN
1.700%, 03/02/2031		1,754	1,477
Abu Dhabi National Energy PJSC
4.750%, 03/09/2037(B)		928	894
Adnoc Murban Rsc
5.125%, 09/11/2054(B)		2,307	2,174
4.500%, 09/11/2034(B)		4,438	4,258
4.500%, 09/11/2034		320	307
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		670	490
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050		4,146	2,764
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036(B)		827	687

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
MDGH GMTN RSC MTN
4.375%, 11/22/2033(B)		$319	$304
Pearl Petroleum
13.000%, 05/15/2028(B)		1,300	1,326
UAE International Government Bond MTN
4.951%, 07/07/2052		282	265
			22,169

United States — 0.1%
JPMorgan Chase Bank MTN (B)
8.375%, 04/19/2039	IDR	1,563,000	104
7.000%, 09/18/2030(D)		16,509,000	1,047
			1,151

Uruguay — 0.7%
Oriental Republic of Uruguay
5.250%, 09/10/2060		$2,374	2,260
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	135,253	3,139
5.750%, 10/28/2034		$3,714	3,888
5.100%, 06/18/2050		479	459
4.375%, 01/23/2031		977	955
3.400%, 05/16/2045	UYU	57,834	1,315
			12,016

Uzbekistan — 0.3%
Jscb Agrobank
9.250%, 10/02/2029(B)		$500	515
Navoi Mining & Metallurgical Combinat (B)
6.950%, 10/17/2031		425	428
6.700%, 10/17/2028		605	609
Republic of Uzbekistan International Bond
6.900%, 02/28/2032(B)		1,107	1,100
Uzbek Industrial and Construction Bank ATB
8.950%, 07/24/2029		1,000	1,019
Uzbekneftegaz JSC
4.750%, 11/16/2028		1,350	1,191
4.750%, 11/16/2028(B)		864	763
			5,625

Venezuela — 0.7%
La Electricidad de Caracas
8.500%, 04/10/2018(F)		1,276	77
Petroleos de Venezuela
12.750%, 02/17/2022(F)		300	32
9.750%, 05/17/2035(F)		3,802	403
6.000%, 05/16/2024(F)		9,851	886
6.000%, 05/16/2024(F)		4,270	384
6.000%, 05/16/2024(F)		1,477	133
6.000%, 11/15/2026(F)		21,077	1,944
5.500%, 04/12/2037(F)		1,620	151
5.375%, 04/12/2027(F)		7,825	705
Venezuela Government International Bond
12.750%, 08/23/2022(F)		5,600	784
11.950%, 08/05/2031(F)		15,652	2,192

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.250%, 05/07/2028(F)		$4,477	$593
9.000%, 05/07/2024(F)		4,100	539
8.250%, 10/13/2024(F)		3,881	485
7.750%, 10/13/2019(F)		12,016	1,406
			10,714

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029(B)		1,285	1,240

Zambia — 0.9%
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	71
13.000%, 12/18/2027		8,370	264
13.000%, 01/25/2031		56,225	1,516
12.000%, 02/21/2029		8,366	232
11.000%, 01/25/2026		27,670	951
11.000%, 06/28/2026		118,640	4,030
11.000%, 08/21/2028		16,734	490
Zambia Government International Bond
5.750%, 06/30/2031(A)(B)		$618	547
5.750%, 06/30/2031(A)		4,162	3,682
0.500%, 12/31/2053		3,884	2,205
0.500%, 12/31/2053(B)		573	326
			14,314

Total Global Bonds
(Cost $1,593,219) ($ Thousands)			1,557,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes
4.655%, USBMMY3M + 0.205%, 10/31/2026 (D)	$2,400	$2,403
4.632%, USBMMY3M + 0.182%, 07/31/2026 (D)	11,000	11,006
3.125%, 08/31/2029	11,200	10,728

Total U.S. Treasury Obligations
(Cost $23,845) ($ Thousands)		24,137

	Number of Participation Notes
LOAN PARTICIPATION NOTE — 0.1%
Russia — 0.1%
SRBIJA, 1st Lien, Expires 06/13/2029	1,700,000	1,791

Total Loan Participation Note
(Cost $1,838) ($ Thousands)		1,791

Total Investments in Securities — 95.0%
(Cost $1,618,902) ($ Thousands)		$1,583,168

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro-Bobl	36	Dec-2024	$4,678	$4,557	$33
U.S. 2-Year Treasury Note	46	Mar-2025	9,453	9,481	28
U.S. 5-Year Treasury Note	156	Mar-2025	16,655	16,786	131
U.S. 10-Year Treasury Note	56	Mar-2025	6,175	6,227	52
U.S. Long Treasury Bond	69	Mar-2025	8,038	8,246	208
U.S. Ultra Long Treasury Bond	34	Mar-2025	4,200	4,324	124
			49,199	49,621	576
Short Contracts
Euro-Bund 10-Year Bond	(148)	Dec-2024	$(21,718)	$(21,069)	$(298)
Euro-Buxl	(23)	Dec-2024	(3,387)	(3,395)	(156)
Euro-Schatz	(4)	Dec-2024	(471)	(452)	(2)
			(25,576)	(24,916)	(456)
			$23,623	$24,705	$120

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
ALFSTAD CAPITAL	01/10/25	HKD	97,600	USD	12,573	$23
BAML	12/18/24	USD	401	INR	33,700	(2)
BAML	12/18/24	USD	1,809	ZAR	31,350	(76)
BAML	12/18/24	USD	5,815	PKR	1,726,270	382
BAML	12/18/24	USD	6,287	CLP	6,177,250	40
BAML	12/18/24	SGD	7,294	USD	5,568	123
BAML	12/18/24	USD	12,924	CNY	90,620	(341)
BAML	12/18/24	USD	7,452	MXN	151,650	13
BAML	12/18/24	USD	20,569	MXN	411,755	(298)
BAML	12/18/24	HUF	133,340	USD	356	16
BAML	12/18/24	PKR	330,408	USD	1,189	2
BAML	12/18/24	PKR	863,135	USD	3,013	(86)
BAML	12/18/24	COP	55,847,247	USD	13,201	559
BAML	12/18/24	COP	4,389,384	USD	989	(4)
BAML	05/07/25	PKR	–	USD	–	—
BAML	05/07/25	USD	–	PKR	–	—
Barclays PLC	12/04/24	EUR	3,359	USD	3,587	39
Barclays PLC	12/04/24	EUR	606	USD	635	(4)
Barclays PLC	12/05/24	EUR	1,541	HUF	633,418	(11)
Barclays PLC	12/18/24	USD	245	PLN	940	(14)
Barclays PLC	12/18/24	USD	636	EUR	606	4
Barclays PLC	12/18/24	USD	1,421	EUR	1,282	(67)
Barclays PLC	12/18/24	EUR	2,063	HUF	847,711	(18)
Barclays PLC	12/18/24	USD	2,586	CNY	18,018	(84)
Barclays PLC	12/18/24	USD	7,859	PEN	29,510	46
Barclays PLC	12/18/24	USD	11,166	COP	46,909,923	(547)
Barclays PLC	12/18/24	USD	18,835	TRY	763,225	2,830
Barclays PLC	12/18/24	INR	27,614	USD	327	1
Barclays PLC	12/18/24	HUF	123,740	USD	335	20
Barclays PLC	12/18/24	TRY	399,543	USD	9,828	(1,513)
Barclays PLC	12/18/24	HUF	633,418	EUR	1,539	11
Barclays PLC	12/18/24	KRW	11,798,380	USD	8,448	(7)
Barclays PLC	12/18/24	IDR	106,721,110	USD	6,755	23
Barclays PLC	01/09/25	USD	730	TRY	29,002	75
Barclays PLC	01/09/25	TRY	71,439	USD	1,811	(172)
Barclays PLC	01/15/25	USD	2,296	TRY	86,800	91
Barclays PLC	03/19/25	TRY	–	USD	–	—
Barclays PLC	03/19/25	USD	–	TRY	–	—
Barclays PLC	03/24/25	TRY	105,590	USD	2,594	(136)
Barclays PLC	05/07/25	USD	–	TRY	–	—
Barclays PLC	05/07/25	TRY	–	USD	–	—
BNP Paribas	12/03/24	USD	1,251	TWD	39,465	(36)
BNP Paribas	12/03/24	TWD	79,890	USD	2,489	30
BNP Paribas	12/04/24	EUR	642	USD	698	20
BNP Paribas	12/04/24	USD	1,905	EUR	1,790	(15)
BNP Paribas	12/05/24	CZK	18,779	EUR	742	(1)
BNP Paribas	12/06/24	USD	2,009	MXN	40,064	(32)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	12/06/24	MXN	2,419	USD	119	$(1)
BNP Paribas	12/09/24	USD	1,185	THB	40,595	(1)
BNP Paribas	12/09/24	EUR	2,245	USD	2,420	48
BNP Paribas	12/09/24	COP	63,353,129	USD	14,157	(201)
BNP Paribas	12/13/24	USD	1,264	MYR	5,453	(37)
BNP Paribas	12/18/24	USD	1,054	ZAR	19,277	12
BNP Paribas	12/18/24	EUR	2,238	CZK	56,624	4
BNP Paribas	12/18/24	USD	3,502	IDR	54,675,396	(53)
BNP Paribas	12/18/24	USD	3,797	CNY	27,561	30
BNP Paribas	12/18/24	USD	309	CNY	2,148	(11)
BNP Paribas	12/18/24	USD	7,179	MYR	31,997	23
BNP Paribas	12/18/24	PLN	12,306	EUR	2,834	(30)
BNP Paribas	12/18/24	CNY	14,760	USD	2,121	72
BNP Paribas	12/18/24	ZAR	55,611	USD	3,170	96
BNP Paribas	12/18/24	PHP	56,332	USD	1,006	44
BNP Paribas	12/18/24	HUF	537,690	EUR	1,324	28
BNP Paribas	12/18/24	INR	808,314	USD	9,594	38
BNP Paribas	12/18/24	IDR	86,505,569	USD	5,514	58
BNP Paribas	12/23/24	USD	2,384	INR	200,235	(18)
BNP Paribas	12/23/24	USD	2,407	TWD	75,859	(69)
BNP Paribas	12/23/24	INR	50,404	USD	598	3
BNP Paribas	12/23/24	TWD	77,486	USD	2,418	30
BNP Paribas	12/27/24	USD	1,287	IDR	19,652,305	(48)
BNP Paribas	01/06/25	USD	6,136	IDR	94,679,521	(169)
BNP Paribas	01/06/25	IDR	18,043,256	USD	1,146	9
BNP Paribas	01/17/25	EUR	9,675	RON	48,489	32
BNP Paribas	01/17/25	RON	14,270	EUR	2,853	(3)
BNP Paribas	01/22/25	TWD	79,844	USD	2,519	49
BNP Paribas	02/14/25	MYR	6,372	USD	1,443	5
Citigroup	12/02/24	COP	5,230,354	USD	1,170	(16)
Citigroup	12/03/24	BRL	46,790	USD	8,410	573
Citigroup	12/03/24	USD	46,998	BRL	263,059	(2,939)
Citigroup	12/04/24	USD	2,362	EUR	2,238	2
Citigroup	12/04/24	USD	3,223	EUR	3,027	(26)
Citigroup	12/04/24	EUR	8,660	USD	9,292	145
Citigroup	12/04/24	EUR	1,008	USD	1,061	(4)
Citigroup	12/05/24	EUR	742	CZK	18,779	2
Citigroup	12/06/24	USD	241	MXN	4,859	(1)
Citigroup	12/06/24	MXN	49,125	USD	2,360	(63)
Citigroup	12/09/24	USD	1,167	EUR	1,109	5
Citigroup	12/09/24	USD	1,199	SGD	1,587	(14)
Citigroup	12/17/24	USD	1,658	MXN	33,622	(3)
Citigroup	12/17/24	MXN	33,622	USD	1,621	(35)
Citigroup	12/18/24	EUR	340	USD	371	12
Citigroup	12/18/24	USD	516	CNY	3,589	(18)
Citigroup	12/18/24	USD	517	IDR	8,000,000	(12)
Citigroup	12/18/24	USD	787	CZK	17,810	(42)
Citigroup	12/18/24	USD	962	EGP	48,323	5
Citigroup	12/18/24	USD	1,490	NGN	2,533,359	23
Citigroup	12/18/24	EUR	1,642	HUF	674,991	(14)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/18/24	USD	2,693	TWD	84,420	$(91)
Citigroup	12/18/24	USD	2,843	MXN	56,010	(85)
Citigroup	12/18/24	BRL	2,922	USD	503	14
Citigroup	12/18/24	USD	3,123	INR	263,010	(13)
Citigroup	12/18/24	USD	3,662	CLP	3,475,537	(102)
Citigroup	12/18/24	USD	3,195	THB	109,843	13
Citigroup	12/18/24	USD	2,243	THB	75,458	(40)
Citigroup	12/18/24	USD	581	PEN	2,180	3
Citigroup	12/18/24	USD	6,337	PEN	23,543	(30)
Citigroup	12/18/24	USD	9,397	HUF	3,384,096	(765)
Citigroup	12/18/24	USD	10,689	PLN	42,710	(188)
Citigroup	12/18/24	USD	11,638	COP	49,577,169	(415)
Citigroup	12/18/24	USD	2,333	ZAR	42,510	17
Citigroup	12/18/24	USD	9,886	ZAR	173,057	(318)
Citigroup	12/18/24	THB	12,530	USD	382	16
Citigroup	12/18/24	USD	12,582	RON	56,730	(548)
Citigroup	12/18/24	USD	2,246	KRW	3,156,916	17
Citigroup	12/18/24	USD	10,775	KRW	14,865,913	(121)
Citigroup	12/18/24	SGD	15,656	USD	12,111	423
Citigroup	12/18/24	USD	17,672	SGD	22,940	(547)
Citigroup	12/18/24	USD	4,247	EUR	4,030	12
Citigroup	12/18/24	USD	13,476	EUR	12,070	(720)
Citigroup	12/18/24	CZK	27,679	EUR	1,094	(2)
Citigroup	12/18/24	PLN	32,861	EUR	7,592	(55)
Citigroup	12/18/24	PLN	34,810	USD	8,442	(117)
Citigroup	12/18/24	ZAR	61,010	USD	3,440	67
Citigroup	12/18/24	CNY	104,403	USD	14,618	121
Citigroup	12/18/24	EGP	159,200	USD	3,184	(1)
Citigroup	12/18/24	ZMW	52,124	USD	1,943	12
Citigroup	12/18/24	ZMW	143,058	USD	5,155	(144)
Citigroup	12/18/24	INR	272,530	USD	3,238	17
Citigroup	12/18/24	NGN	335,000	USD	197	(3)
Citigroup	12/18/24	CZK	421,990	USD	18,592	935
Citigroup	12/18/24	MXN	304,790	USD	15,546	541
Citigroup	12/18/24	MXN	192,230	USD	9,281	(183)
Citigroup	12/18/24	HUF	4,841,500	USD	13,609	1,260
Citigroup	12/18/24	KRW	11,920,800	USD	8,921	378
Citigroup	12/18/24	UGX	15,992,291	USD	4,225	(106)
Citigroup	12/18/24	IDR	54,764,770	USD	3,527	73
Citigroup	12/18/24	COP	58,775,210	USD	13,749	444
Citigroup	12/18/24	COP	6,748,030	USD	1,502	(26)
Citigroup	12/23/24	USD	1,268	INR	106,488	(9)
Citigroup	12/24/24	USD	1,660	BRL	9,588	(58)
Citigroup	12/24/24	BRL	6,936	USD	1,137	(22)
Citigroup	01/02/25	USD	1,278	THB	40,910	(82)
Citigroup	01/02/25	CNY	16,467	USD	2,310	14
Citigroup	01/09/25	USD	1,126	THB	38,817	10
Citigroup	01/09/25	THB	129,765	USD	3,892	95
Citigroup	01/17/25	RON	145	EUR	29	—
Citigroup	01/17/25	EUR	306	RON	1,536	1

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	01/22/25	USD	1,545	EGP	76,101	$(50)
Citigroup	01/22/25	EGP	76,101	USD	1,432	(64)
Citigroup	02/10/25	USD	240	NGN	425,409	13
Citigroup	02/13/25	USD	862	NGN	1,492,679	22
Citigroup	02/13/25	USD	298	NGN	398,690	(61)
Citigroup	02/13/25	NGN	1,891,369	USD	1,111	(9)
Citigroup	02/14/25	USD	1,657	ZMW	46,151	13
Citigroup	02/14/25	SGD	3,208	USD	2,407	5
Citigroup	02/14/25	USD	3,590	SGD	4,793	(2)
Citigroup	02/14/25	ZMW	46,151	USD	1,651	(19)
Citigroup	03/19/25	USD	2,402	THB	82,282	18
Citigroup	03/19/25	THB	82,282	USD	2,405	(15)
Citigroup	03/27/25	USD	188	NGN	335,000	7
Citigroup	03/27/25	NGN	335,000	USD	206	11
Citigroup	05/14/25	USD	1,701	ZMW	48,132	(5)
Citigroup	05/14/25	ZMW	48,132	USD	1,670	(27)
Citigroup	05/20/25	USD	586	NGN	972,942	(32)
Citigroup	08/12/25	USD	1,211	NGN	2,241,990	23
Citigroup	08/12/25	NGN	2,241,990	USD	1,183	(51)
Citigroup	08/14/25	USD	1,691	ZMW	48,775	(28)
Citigroup	08/14/25	ZMW	48,775	USD	1,643	(19)
Deutsche Bank	12/16/24	USD	4,685	EUR	4,451	18
Deutsche Bank	12/18/24	USD	216	ZAR	3,823	(4)
Deutsche Bank	12/18/24	INR	140,580	USD	1,671	9
Deutsche Bank	12/18/24	IDR	4,310,609	USD	276	4
Deutsche Bank	12/27/24	IDR	19,830,834	USD	1,279	29
Deutsche Bank	01/06/25	USD	851	IDR	13,406,351	(6)
Deutsche Bank	01/14/25	EUR	12,850	USD	13,683	85
Deutsche Bank	01/22/25	USD	3,487	TWD	112,771	2
Deutsche Bank	01/22/25	USD	1,484	TWD	46,917	(32)
Deutsche Bank	01/22/25	TWD	79,843	USD	2,517	47
Goldman Sachs	12/03/24	USD	1,268	TWD	39,994	(37)
Goldman Sachs	12/03/24	BRL	65,653	USD	11,382	386
Goldman Sachs	12/04/24	EUR	1,125	USD	1,170	(19)
Goldman Sachs	12/04/24	USD	4,323	EUR	4,044	(52)
Goldman Sachs	12/18/24	USD	932	CZK	21,680	(25)
Goldman Sachs	12/18/24	USD	1,279	THB	42,361	(42)
Goldman Sachs	12/18/24	EUR	1,656	HUF	682,149	(10)
Goldman Sachs	12/18/24	CNY	2,450	USD	338	(2)
Goldman Sachs	12/18/24	USD	3,285	PEN	12,330	18
Goldman Sachs	12/18/24	USD	3,739	IDR	57,599,290	(106)
Goldman Sachs	12/18/24	USD	4,517	EGP	251,213	508
Goldman Sachs	12/18/24	RON	4,560	USD	1,009	42
Goldman Sachs	12/18/24	USD	5,922	KRW	8,329,234	48
Goldman Sachs	12/18/24	USD	6,018	TRY	261,176	1,396
Goldman Sachs	12/18/24	USD	3,720	MXN	75,850	15
Goldman Sachs	12/18/24	USD	6,901	MXN	137,966	(108)
Goldman Sachs	12/18/24	USD	3,536	ZAR	64,228	15
Goldman Sachs	12/18/24	USD	9,241	ZAR	161,690	(302)
Goldman Sachs	12/18/24	PLN	13,660	USD	3,525	166

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/18/24	USD	18,580	TWD	586,770	$(498)
Goldman Sachs	12/18/24	USD	22,739	BRL	132,236	(631)
Goldman Sachs	12/18/24	THB	24,000	USD	747	46
Goldman Sachs	12/18/24	CZK	55,410	USD	2,433	114
Goldman Sachs	12/18/24	MXN	20,570	USD	1,044	32
Goldman Sachs	12/18/24	MXN	187,980	USD	9,141	(114)
Goldman Sachs	12/18/24	TRY	210,926	USD	4,865	(1,123)
Goldman Sachs	12/18/24	INR	307,740	USD	3,654	16
Goldman Sachs	12/18/24	ZAR	484,053	USD	26,995	233
Goldman Sachs	12/18/24	EGP	502,427	USD	9,546	(504)
Goldman Sachs	12/18/24	HUF	1,637,750	USD	4,424	247
Goldman Sachs	12/18/24	CLP	2,671,094	USD	2,894	158
Goldman Sachs	12/18/24	COP	7,690,162	USD	1,722	(19)
Goldman Sachs	12/18/24	KRW	17,309,391	USD	12,897	493
Goldman Sachs	12/18/24	IDR	25,386,054	USD	1,639	38
Goldman Sachs	12/26/24	USD	1,306	PHP	72,967	(61)
Goldman Sachs	01/02/25	USD	1,327	THB	42,402	(87)
Goldman Sachs	01/06/25	IDR	5,812,829	USD	372	5
Goldman Sachs	01/09/25	USD	1,771	TRY	72,633	245
Goldman Sachs	01/22/25	USD	–	EGP	–	—
Goldman Sachs	01/22/25	EGP	–	USD	–	—
Goldman Sachs	02/13/25	CNY	8,697	USD	1,213	(2)
Goldman Sachs	03/24/25	USD	3,852	TRY	166,717	459
Goldman Sachs	05/07/25	USD	–	TRY	–	—
Goldman Sachs	05/07/25	TRY	–	USD	–	—
Goldman Sachs	05/27/25	USD	2,437	TRY	108,724	210
Goldman Sachs	06/18/25	USD	–	TRY	–	—
Goldman Sachs	06/18/25	TRY	–	USD	–	—
Goldman Sachs	09/17/25	USD	–	EGP	–	—
Goldman Sachs	09/17/25	EGP	–	USD	–	—
JPMorgan Chase Bank	12/02/24	USD	1,250	PHP	70,336	(50)
JPMorgan Chase Bank	12/02/24	PHP	17,696	USD	316	14
JPMorgan Chase Bank	12/02/24	PHP	52,640	USD	892	(5)
JPMorgan Chase Bank	12/04/24	EUR	1,135	USD	1,234	35
JPMorgan Chase Bank	12/04/24	EUR	1,687	USD	1,776	(5)
JPMorgan Chase Bank	12/04/24	USD	1,393	EUR	1,321	2
JPMorgan Chase Bank	12/04/24	USD	7,686	EUR	7,123	(162)
JPMorgan Chase Bank	12/05/24	HUF	633,418	EUR	1,558	29
JPMorgan Chase Bank	12/06/24	USD	28	PEN	105	—
JPMorgan Chase Bank	12/06/24	PEN	105	USD	28	—
JPMorgan Chase Bank	12/06/24	USD	5,313	MXN	107,701	1
JPMorgan Chase Bank	12/09/24	USD	569	TRY	20,294	12
JPMorgan Chase Bank	12/09/24	USD	1,195	TWD	38,540	(9)
JPMorgan Chase Bank	12/09/24	USD	1,442	CLP	1,325,711	(84)
JPMorgan Chase Bank	12/09/24	SGD	1,607	USD	1,214	15
JPMorgan Chase Bank	12/09/24	USD	2,636	IDR	41,811,331	2
JPMorgan Chase Bank	12/09/24	USD	3,564	HUF	1,266,712	(332)
JPMorgan Chase Bank	12/09/24	USD	5,006	BRL	28,204	(285)
JPMorgan Chase Bank	12/09/24	USD	5,335	THB	179,751	(91)
JPMorgan Chase Bank	12/09/24	USD	5,855	CNY	41,296	(136)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/09/24	TRY	2,629	USD	74	$324
JPMorgan Chase Bank	12/09/24	TRY	17,665	USD	505	(1)
JPMorgan Chase Bank	12/09/24	CNY	9,631	USD	1,346	12
JPMorgan Chase Bank	12/09/24	CNY	40,327	USD	5,561	(24)
JPMorgan Chase Bank	12/09/24	BRL	75,185	USD	13,260	677
JPMorgan Chase Bank	12/09/24	THB	45,025	USD	1,336	22
JPMorgan Chase Bank	12/09/24	THB	175,867	USD	5,112	(18)
JPMorgan Chase Bank	12/09/24	HUF	496,049	USD	1,394	129
JPMorgan Chase Bank	12/09/24	HUF	770,664	USD	1,966	—
JPMorgan Chase Bank	12/09/24	CLP	1,325,711	USD	1,372	14
JPMorgan Chase Bank	12/09/24	IDR	41,811,331	USD	2,652	14
JPMorgan Chase Bank	12/12/24	USD	1,371	INR	115,419	(6)
JPMorgan Chase Bank	12/13/24	USD	1,273	MYR	5,484	(39)
JPMorgan Chase Bank	12/16/24	USD	553	COP	2,403,394	(9)
JPMorgan Chase Bank	12/16/24	COP	455,939	USD	103	—
JPMorgan Chase Bank	12/16/24	COP	23,734,984	USD	5,352	(22)
JPMorgan Chase Bank	12/18/24	USD	1,595	IDR	24,950,222	(21)
JPMorgan Chase Bank	12/18/24	USD	1,946	ZAR	34,319	(48)
JPMorgan Chase Bank	12/18/24	USD	3,253	CLP	2,940,849	(241)
JPMorgan Chase Bank	12/18/24	USD	3,363	GHS	53,778	121
JPMorgan Chase Bank	12/18/24	EUR	4,499	CZK	114,002	15
JPMorgan Chase Bank	12/18/24	USD	5,686	PKR	1,726,270	511
JPMorgan Chase Bank	12/18/24	USD	6,720	THB	226,373	(110)
JPMorgan Chase Bank	12/18/24	EUR	7,039	PLN	30,418	39
JPMorgan Chase Bank	12/18/24	MYR	10,895	USD	2,530	77
JPMorgan Chase Bank	12/18/24	PEN	10,614	USD	2,844	1
JPMorgan Chase Bank	12/18/24	PEN	4,716	USD	1,249	(14)
JPMorgan Chase Bank	12/18/24	ZAR	21,504	USD	1,203	14
JPMorgan Chase Bank	12/18/24	CZK	86,528	EUR	3,446	21
JPMorgan Chase Bank	12/18/24	EGP	94,140	USD	1,776	(107)
JPMorgan Chase Bank	12/18/24	TWD	337,680	USD	10,554	148
JPMorgan Chase Bank	12/18/24	HUF	921,018	EUR	2,266	46
JPMorgan Chase Bank	12/18/24	CLP	1,772,766	USD	1,809	(7)
JPMorgan Chase Bank	12/18/24	COP	2,100,000	USD	496	21
JPMorgan Chase Bank	12/18/24	IDR	190,516,250	USD	12,130	114
JPMorgan Chase Bank	12/18/24	IDR	2,451,412	USD	154	—
JPMorgan Chase Bank	12/23/24	USD	2,776	INR	233,523	(16)
JPMorgan Chase Bank	12/23/24	INR	14,565	USD	172	—
JPMorgan Chase Bank	12/31/24	USD	1,059	MYR	4,361	(77)
JPMorgan Chase Bank	01/02/25	THB	84,155	USD	2,581	120
JPMorgan Chase Bank	01/06/25	CNY	16,501	USD	2,312	10
JPMorgan Chase Bank	01/09/25	THB	41,531	USD	1,243	28
JPMorgan Chase Bank	01/10/25	HKD	5,100	USD	657	1
JPMorgan Chase Bank	01/14/25	EUR	500	USD	530	1
JPMorgan Chase Bank	01/14/25	JPY	50,000	USD	327	(9)
JPMorgan Chase Bank	01/15/25	IDR	46,165,787	USD	2,906	(3)
JPMorgan Chase Bank	01/16/25	USD	368	ZAR	6,534	(8)
JPMorgan Chase Bank	01/16/25	USD	3,301	PHP	185,970	(126)
JPMorgan Chase Bank	01/16/25	USD	3,415	HUF	1,251,716	(226)
JPMorgan Chase Bank	01/16/25	PLN	8,343	USD	2,125	76

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/16/25	HUF	439,884	USD	1,195	$74
JPMorgan Chase Bank	01/16/25	ZAR	518,500	USD	29,399	806
JPMorgan Chase Bank	01/17/25	USD	28	PEN	105	—
JPMorgan Chase Bank	01/17/25	USD	485	TRY	17,665	1
JPMorgan Chase Bank	01/17/25	EUR	2,612	RON	13,111	13
JPMorgan Chase Bank	01/17/25	RON	5,647	EUR	1,129	(1)
JPMorgan Chase Bank	02/03/25	USD	3,857	PHP	224,298	(28)
JPMorgan Chase Bank	02/10/25	USD	1	RON	6	—
JPMorgan Chase Bank	02/10/25	PLN	137	USD	34	—
JPMorgan Chase Bank	02/10/25	USD	1,031	NGN	1,566,833	(101)
JPMorgan Chase Bank	02/10/25	USD	3,548	MXN	72,765	5
JPMorgan Chase Bank	02/10/25	USD	563	MXN	11,415	(5)
JPMorgan Chase Bank	02/10/25	USD	5,339	PLN	21,307	(112)
JPMorgan Chase Bank	02/10/25	USD	25,904	ZAR	460,802	(549)
JPMorgan Chase Bank	02/10/25	ZAR	13,283	USD	749	18
JPMorgan Chase Bank	02/10/25	ZAR	70,378	USD	3,857	(16)
JPMorgan Chase Bank	02/10/25	MXN	302,992	USD	14,847	54
JPMorgan Chase Bank	02/10/25	MXN	8,234	USD	401	(1)
JPMorgan Chase Bank	02/10/25	NGN	379,618	USD	295	70
JPMorgan Chase Bank	02/18/25	USD	1,637	PHP	96,394	8
JPMorgan Chase Bank	02/18/25	PHP	3,320	USD	56	—
JPMorgan Chase Bank	02/18/25	USD	13,143	KRW	18,289,644	(9)
JPMorgan Chase Bank	02/18/25	KRW	109,115	USD	79	—
JPMorgan Chase Bank	02/18/25	KRW	193,433	USD	139	—
JPMorgan Chase Bank	02/28/25	USD	687	ZAR	12,600	5
JPMorgan Chase Bank	03/03/25	USD	891	PHP	52,640	7
JPMorgan Chase Bank	03/03/25	PHP	5,888	USD	100	—
JPMorgan Chase Bank	03/10/25	CNY	430	USD	60	(1)
JPMorgan Chase Bank	03/10/25	USD	913	CLP	890,383	(2)
JPMorgan Chase Bank	03/10/25	THB	1,879	USD	55	—
JPMorgan Chase Bank	03/10/25	USD	1,958	HUF	770,664	1
JPMorgan Chase Bank	03/10/25	USD	5,139	THB	175,867	29
JPMorgan Chase Bank	03/10/25	USD	5,583	CNY	40,327	53
JPMorgan Chase Bank	03/10/25	HUF	49,700	USD	126	—
JPMorgan Chase Bank	03/19/25	USD	–	PKR	–	—
JPMorgan Chase Bank	03/19/25	PKR	863,135	USD	3,026	(46)
JPMorgan Chase Bank	05/20/25	USD	468	NGN	761,028	(34)
JPMorgan Chase Bank	09/17/25	EGP	–	USD	–	—
JPMorgan Chase Bank	09/17/25	USD	782	EGP	44,420	—
Midland Walwyn Capital	12/06/24	USD	200	MXN	4,070	1
Midland Walwyn Capital	12/13/24	MYR	5,372	USD	1,275	66
Midland Walwyn Capital	12/18/24	USD	228	IDR	3,627,974	1
Midland Walwyn Capital	12/18/24	USD	898	EUR	854	4
Midland Walwyn Capital	12/18/24	USD	1,324	KRW	1,732,925	(83)
Midland Walwyn Capital	12/18/24	USD	1,481	INR	125,137	(2)
Midland Walwyn Capital	12/18/24	MYR	5,299	USD	1,183	(10)
Midland Walwyn Capital	12/18/24	USD	14,251	THB	474,996	(381)
Midland Walwyn Capital	12/18/24	ZAR	28,903	USD	1,593	(5)
Midland Walwyn Capital	12/23/24	INR	212,841	USD	2,523	8
Midland Walwyn Capital	01/02/25	THB	13,578	USD	423	26

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Midland Walwyn Capital	01/06/25	IDR	58,374,138	USD	3,756	$77
Midland Walwyn Capital	01/17/25	RON	1,387	EUR	276	(2)
Midland Walwyn Capital	02/14/25	MYR	10,627	USD	2,404	7
Morgan Stanley	12/03/24	USD	292	BRL	1,600	(24)
Morgan Stanley	12/09/24	TWD	38,917	USD	1,216	17
Morgan Stanley	12/18/24	USD	1,075	ZAR	18,897	(30)
Morgan Stanley	12/18/24	ZAR	31,970	USD	1,761	(7)
Morgan Stanley	01/09/25	TRY	30,196	USD	693	(145)
Morgan Stanley	01/14/25	USD	659	PEN	2,500	10
Morgan Stanley	01/15/25	GBP	6,300	USD	8,232	227
Morgan Stanley	01/23/25	USD	643	IDR	10,030,000	(11)
Morgan Stanley	02/04/25	USD	529	BRL	3,100	(14)
Morgan Stanley	02/20/25	COP	3,080,000	USD	691	—
Morgan Stanley	03/24/25	TRY	27,120	USD	637	(65)
SCB Securities	12/17/24	USD	1,657	KRW	2,280,931	(23)
SCB Securities	12/17/24	KRW	2,280,931	USD	1,635	1
SCB Securities	12/18/24	PHP	235,032	USD	4,183	172
SCB Securities	12/18/24	CLP	1,158,562	USD	1,239	52
SCB Securities	12/23/24	USD	2,131	INR	179,508	(10)
SCB Securities	12/26/24	USD	1,294	PHP	72,278	(60)
SCB Securities	01/02/25	USD	12	THB	373	(1)
SCB Securities	01/17/25	RON	1,883	EUR	376	—
SCB Securities	02/13/25	CNY	17,393	USD	2,426	(3)
SCB Securities	05/27/25	TRY	22,154	USD	537	(3)
Standard Bank	12/03/24	BRL	18,380	USD	3,165	87
Standard Bank	12/03/24	EUR	36,473	USD	39,640	1,117
Standard Bank	12/09/24	EUR	1,109	USD	1,193	22
Standard Bank	12/16/24	EUR	4,451	USD	4,643	(61)
Standard Bank	12/18/24	USD	780	PLN	3,130	(11)
Standard Bank	12/18/24	USD	290	HUF	114,720	3
Standard Bank	12/18/24	USD	495	HUF	183,540	(27)
Standard Bank	12/18/24	USD	1,677	COP	7,123,591	(64)
Standard Bank	12/18/24	USD	2,522	CZK	56,670	(150)
Standard Bank	12/18/24	USD	3,423	THB	117,628	12
Standard Bank	12/18/24	USD	3,881	ZAR	68,890	(73)
Standard Bank	12/18/24	USD	4,698	MXN	91,780	(179)
Standard Bank	12/18/24	USD	5,009	CLP	4,685,556	(210)
Standard Bank	12/18/24	USD	2,856	NGN	4,841,000	35
Standard Bank	12/18/24	USD	3,016	NGN	4,841,000	(125)
Standard Bank	12/18/24	USD	8,459	EUR	8,020	18
Standard Bank	12/18/24	USD	8,708	PHP	502,380	(135)
Standard Bank	12/18/24	USD	11,025	MYR	46,230	(620)
Standard Bank	12/18/24	USD	11,044	INR	930,790	(41)
Standard Bank	12/18/24	CNY	23,061	USD	3,276	74
Standard Bank	12/18/24	USD	31,171	IDR	482,316,065	(751)
Standard Bank	12/18/24	USD	31,869	PEN	120,537	421
Standard Bank	12/18/24	MXN	51,700	USD	2,623	78
Standard Bank	12/18/24	MYR	64,164	USD	14,892	451
Standard Bank	12/18/24	MYR	38,240	USD	8,544	(63)
Standard Bank	12/18/24	PEN	113,072	USD	29,798	(492)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	12/18/24	HUF	158,440	USD	407	$3
Standard Bank	12/18/24	THB	322,202	USD	9,544	136
Standard Bank	12/18/24	PHP	436,300	USD	7,688	242
Standard Bank	12/18/24	UGX	5,399,799	USD	1,425	(37)
Standard Bank	12/18/24	COP	27,327,290	USD	6,158	(28)
Standard Bank	02/13/25	USD	–	NGN	–	—
Standard Bank	02/13/25	NGN	4,841,000	USD	2,764	(104)
Standard Bank	02/14/25	SGD	1,604	USD	1,204	3
Standard Bank	03/19/25	USD	3,434	THB	117,628	25
Standard Bank	03/19/25	THB	117,628	USD	3,435	(24)
Standard Chartered	12/18/24	PKR	335,414	USD	1,203	(1)
State Street	12/02/24	USD	1,191	COP	5,230,354	(4)
State Street	12/09/24	COP	5,100,152	USD	1,151	(5)
State Street	12/16/24	COP	5,230,354	USD	1,188	4
State Street	12/18/24	USD	836	PHP	49,251	4
State Street	12/18/24	USD	884	IDR	13,737,506	(18)
State Street	12/18/24	EUR	3,379	HUF	1,386,129	(36)
State Street	12/18/24	HUF	1,380,180	EUR	3,370	42
State Street	12/18/24	CLP	1,772,766	USD	1,803	(13)
State Street	12/18/24	IDR	4,994,619	USD	325	9
State Street	12/23/24	INR	50,162	USD	595	2
State Street	12/24/24	USD	17,169	BRL	100,001	(462)
State Street	01/17/25	USD	2,371	EUR	2,260	21
						$(1,395)

A list of open OTC swap agreements held by the Fund at November 30, 2024, is as follows:

Credit Default Swaps - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BOFA	BAMD	1.00%	Quarterly	12/20/2029	$1,400	$3	$29	$(26)
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2026	4,900	(34)	(32)	(2)
JPMorgan Chase	JPMD	1.00%	Quarterly	12/20/2029	600	1	10	(9)
Morgan Stanley	Republic of Turkey	1.00%	Quarterly	12/20/2025	3,700	(10)	24	(34)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2026	3,000	16	29	(13)
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2026	6,400	(33)	(18)	(15)
Morgan Stanley	Arab Republic of Egypt	1.00%	Quarterly	12/20/2028	2,500	341	758	(417)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	7,200	64	59	5
Morgan Stanley	MSCI	1.00%	Quarterly	12/20/2029	4,500	158	158	—
						506	$1,017	(511)

Credit Default Swap - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Morgan Stanley	MORD	1.00%	Quarterly	12/20/2029	$700	$(45)	$(49)	$4

SEI Institutional Investments Trust

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	1-DAY BRL - CETIP	12.39% FIXED	Annually	01/02/2029	BRL	77,278	$(355)	$–	$(355)
Citigroup	CNRR007	2.09% FIXED	Quarterly	02/27/2029	CNY	25,190	37	–	37
Citigroup	CNRR007	2.0725% FIXED	Quarterly	03/07/2029	CNY	24,000	52	–	52
Citigroup	CNRR007	2.091% FIXED	Quarterly	04/11/2029	CNY	7,870	19	–	19
							$(247)	$–	$(247)

A list of open centrally cleared swap agreements held by the Fund at November 30, 2024, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized (Depreciation) (Thousands)
CDX.EM.41.V1	1.00%	Quarterly	06/20/2029	$10,467	$187	$297	$(110)
ICE	1.00%	Quarterly	12/20/2029	6,000	150	171	(21)
ICE	1.00%	Quarterly	12/20/2029	9,648	241	275	(34)
					$578	$743	$(165)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	11.055%	Annually	01/02/2026	BRL	18,647	$(95)	$–	$(95)
1-DAY BRL - CETIP	10.588%	Annually	01/02/2026	BRL	19,997	(117)	–	(117)
1-DAY BRL - CETIP	11.57%	Annually	01/02/2026	BRL	13,824	(68)	–	(68)
1-DAY BRL - CETIP	10.29%	Annually	01/02/2029	BRL	6,476	(138)	–	(138)
1-DAY BRL - CETIP	10.17%	Annually	01/04/2027	BRL	10,697	(139)	–	(139)
1-DAY BRL - CETIP	12.2845%	Annually	01/02/2029	BRL	10,350	(94)	–	(94)
1-DAY BRL - CETIP	12.5%	Annually	01/02/2029	BRL	70,657	(549)	(73)	(476)
1-DAY BRL - CETIP	11.5%	Annually	01/04/2027	BRL	55,465	(452)	(7)	(445)
CLICP	5.36%	Semi-Annually	05/02/2027	CLP	3,912,435	51	–	51
6.12%	CLICP	Semi-Annually	10/24/2033	CLP	1,730,729	(137)	–	(137)
5%	CLICP	Semi-Annually	03/20/2034	CLP	3,900,000	17	(90)	107
CLICP	1.36%	Semi-Annually	06/17/2025	CLP	2,668,591	(54)	–	(54)
2.33%	CLICP	Semi-Annually	06/05/2030	CLP	1,146,740	147	–	147
7.81%	IBRCOL	Quarterly	08/08/2034	COP	2,201,966	15	–	15
7.95%	IBRCOL	Quarterly	10/15/2034	COP	3,985,952	20	–	20
3.7% FIXED	SONIA	Annually	03/20/2054	GBP	3,200	131	(92)	223
28-DAY MXN TIIE	8.04%	Monthly	01/07/2028	MXN	34,527	(23)	–	(23)
28-DAY MXN TIIE	8.57934809%	Monthly	02/03/2028	MXN	54,682	(11)	(4)	(7)
28-DAY MXN TIIE	8.77%	Monthly	03/09/2029	MXN	39,140	(28)	–	(28)
28-DAY MXN TIIE	9.685%	Monthly	05/13/2027	MXN	39,323	16	–	16
28-DAY MXN TIIE	9.49%	Monthly	05/28/2029	MXN	21,033	12	–	12
28-DAY MXN TIIE	8.935%	Monthly	08/17/2028	MXN	31,740	(14)	–	(14)
28-DAY MXN TIIE	8.905%	Monthly	08/17/2028	MXN	31,740	(15)	–	(15)
28-DAY MXN - TIIE	8.8%	Monthly	09/03/2029	MXN	70,390	(49)	–	(49)
28-DAY MXN TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(88)	–	(88)
7.64%	28-DAY MXN TIIE	Monthly	01/01/2032	MXN	38,803	111	–	111
9.77%	28-DAY MXN TIIE	Monthly	10/08/2038	MXN	33,236	(59)	–	(59)
28-DAY MXN TIIE	9.26%	Monthly	10/30/2028	MXN	32,605	4	–	4
28-DAY MXN TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(37)	–	(37)
28-DAY MXN TIIE	9.17%	Monthly	07/27/2029	MXN	23,457	–	–	–
28-DAY MXN TIIE	9.065%	Monthly	08/27/2029	MXN	47,391	(9)	–	(9)
10.0455% FIXED	28-DAY MXN TIIE	Monthly	03/20/2025	MXN	73,665	2	–	2
8.19% FIXED	3-MONTH JIBOR	Quarterly	11/23/2028	ZAR	167,550	(259)	–	(259)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH JIBOR	9.15%	Quarterly	03/20/2039	ZAR	83,000	$95	$43	$52
2.7%	6-MONTH EURIBOR	Annually	03/20/2034	EUR	4,000	(195)	(179)	(16)
6-MONTH BUBOR	6.18%	Semi-Annually	03/21/2029	HUF	65,582	–	–	–
6-MONTH PRIBOR	3.495%	Semi-Annually	02/08/2029	CZK	41,328	3	–	3
6-MONTH PRIBOR	3.3175%	Semi-Annually	03/18/2029	CZK	51,700	(11)	–	(11)
6-MONTH PRIBOR	3.171%	Semi-Annually	09/10/2029	CZK	62,601	(32)	–	(32)
6-MONTH PRIBOR	3.1875%	Semi-Annually	09/12/2029	CZK	75,119	(36)	–	(36)
5.04%	6-MONTH WIBOR	Annually	11/13/2026	PLN	68,306	(59)	–	(59)
6-MONTH HUF - BUBOR	5.659% FIXED	Semi-Annually	02/26/2029	HUF	445,498	(23)	–	(23)
6-MONTH BUBOR	5.945% FIXED	Semi-Annually	12/20/2033	HUF	1,037,000	(82)	–	(82)
6-MONTH CL-CLICP	4.345% FIXED	Semi-Annually	12/18/2029	CLP	1,331,409	(32)	–	(32)
6-MONTH CLP IB RATE	4.2425% FIXED	Semi-Annually	12/18/2029	CLP	1,333,591	(39)	–	(39)
4.933% FIXED	CHILE CENTRAL BANK DAILY AVERAGE CHILE INTERBANK	Semi-Annually	12/18/2034	CLP	2,929,485	37	–	37
4.9766% FIXED	CHILE CENTRAL BANK DAILY AVERAGE CHILE INTERBANK	Semi-Annually	12/18/2034	CLP	5,130,515	47	–	47
CNRR007 Index	1.6435%	Quarterly	09/19/2029	CNY	18,840	7	–	7
CNRR007 Index	1.645%	Quarterly	09/19/2029	CNY	14,000	5	–	5
CNY-CNREPOFIX-CFXS	1.953% FIXED	Quarterly	06/21/2029	CNY	52,405	119	–	119
PRIBOR	3.17%	Semi-Annually	12/18/2029	CZK	52,185	(25)	–	(25)
6-MONTH CZK	3.27% FIXED	Semi-Annually	08/20/2029	CZK	56,378	(18)	–	(18)
6-MONTH BUBOR	5.9142% FIXED	Semi-Annually	07/30/2026	HUF	1,199,630	(20)	–	(20)
7.51% FIXED	CLICP	Semi-Annually	04/13/2025	CLP	2,122,536	(19)	–	(19)
3-MONTH JIBOR	8.33% FIXED	Quarterly	03/06/2029	ZAR	153,000	279	–	279
1.1% FIXED	1-DAY JPOIS	Annually	09/18/2034	JPY	1,133,000	(32)	(14)	(18)
2.4% FIXED	6-MONTH EURIBOR	Annually	03/20/2054	EUR	1,500	(148)	47	(195)
28-DAY MXN - TIIE	0% FIXED	Monthly	12/10/2025	MXN	35,000	(16)	–	(16)
28-DAY MXN - TIIE	0% FIXED	Monthly	12/11/2025	MXN	63,480	(15)	–	(15)
0% FIXED	Overnight TIIE Funding Rate (TIIEFONDEO)	Monthly	12/11/2025	MXN	31,740	14	–	14
0% FIXED	Overnight TIIE Funding Rate (TIIEFONDEO)	Monthly	12/11/2025	MXN	31,740	14	–	14
28-DAY MXN - TIIE	0% FIXED	Monthly	12/15/2025	MXN	21,033	(8)	–	(8)
0% FIXED	Overnight TIIE Funding Rate (TIIEFONDEO)	Monthly	12/15/2025	MXN	21,033	8	–	8
0% FIXED	Overnight TIIE Funding Rate (TIIEFONDEO)	Monthly	12/19/2025	MXN	23,457	9	–	9
0% FIXED	28-DAY MXN - TIIE	Monthly	12/19/2025	MXN	33,236	13	–	13
0% FIXED	Overnight TIIE Funding Rate (TIIEFONDEO)	Monthly	12/19/2025	MXN	39,140	15	–	15
Overnight TIIE Funding Rate (TIIEFONDEO)	0% FIXED	Monthly	12/19/2025	MXN	33,236	(13)	–	(13)
28-DAY MXN - TIIE	0% FIXED	Monthly	12/19/2025	MXN	39,140	(15)	–	(15)
28-DAY MXN - TIIE	0% FIXED	Monthly	12/19/2025	MXN	23,457	(9)	–	(9)
28-DAY MXN - TIIE	0% FIXED	Monthly	12/22/2025	MXN	47,391	(18)	–	(18)
0% FIXED	Overnight TIIE Funding Rate (TIIEFONDEO)	Monthly	12/22/2025	MXN	47,391	18	–	18
28-DAY MXN - TIIE	0% FIXED	Monthly	12/25/2025	MXN	39,323	(20)	–	(20)
0% FIXED	Overnight TIIE Funding Rate (TIIEFONDEO)	Monthly	12/25/2025	MXN	39,323	20	–	20
28-DAY MXN - TIIE	0% FIXED	Monthly	12/29/2025	MXN	70,390	(36)	–	(36)
0% FIXED	Overnight TIIE Funding Rate (TIIEFONDEO)	Monthly	12/29/2025	MXN	32,605	17	–	17
28-DAY MXN - TIIE	0% FIXED	Monthly	12/29/2025	MXN	32,605	(17)	–	(17)
0% FIXED	Overnight TIIE Funding Rate (TIIEFONDEO)	Monthly	12/29/2025	MXN	70,390	36	–	36
28-DAY TIIE MXN	8.9046% FIXED	Monthly	03/13/2030	MXN	190,000	(60)	–	(60)
28-DAY TIIE MXN	9.016% FIXED	Monthly	03/17/2027	MXN	400,000	(57)	–	(57)

SEI Institutional Investments Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-DAY TIIE MXN	9.215% FIXED	Monthly	03/17/2027	MXN	400,000	$13	$–	$13
9.215% FIXED	28-DAY MXN - TIIE	Monthly	03/17/2027	MXN	400,000	(13)	–	(13)
6-MONTH PRIBOR	3.27% FIXED	Semi-Annually	08/20/2029	CZK	56,378	(18)	–	(18)
6-MONTH PRIBOR	4.7697% FIXED	Semi-Annually	10/06/2028	CZK	40,711	82	–	82
6-MONTH PRIBOR	3.1895% FIXED	Semi-Annually	12/18/2029	CZK	166,000	(74)	–	(74)
6-MONTH PRIBOR	3.1925% FIXED	Semi-Annually	12/18/2029	CZK	57,121	(25)	–	(25)
6-MONTH PRIBOR	3.2145%	Semi-Annually	08/09/2029	CZK	80,600	(34)	–	(34)
PRIBOR	3.187%	Semi-Annually	12/18/2029	CZK	57,121	(26)	–	(26)
6-MONTH PRIBOR	3.192% FIXED	Semi-Annually	12/18/2029	CZK	85,000	(38)	–	(38)
SOFR	4%	Annually	09/18/2034	USD	8,200	214	328	(114)
2.8% FIXED	THOR	Quarterly	03/20/2034	THB	140,000	(202)	(37)	(165)
0% FIXED	Overnight TIIE Funding Rate (TIIEFONDEO)	Monthly	12/10/2025	MXN	35,000	16	–	16
7.64%	OVERNIGHT TIIE FUNDING RATE (TIIEFONDEO)	Monthly	01/01/2032	MXN	38,803	38	–	38
OVERNIGHT TIIE FUNDING RATE (TIIEFONDEO)	8.57934809%	Monthly	02/03/2028	MXN	54,682	(17)	–	(17)
OVERNIGHT TIIE FUNDING RATE (TIIEFONDEO)	8.04%	Monthly	01/07/2028	MXN	34,527	(26)	–	(26)
5.154% FIXED	6-MONTH WIBOR	Annually	12/18/2034	PLN	19,760	(200)	–	(200)
						$(2,518)	$(78)	$(2,440)

Percentages are based on Net Assets of $1,666,030 ($ Thousands).
(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $200,511 ($ Thousands), representing 12.0% of the Net Assets of the Fund.

(C)	Zero coupon security.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2024 was $8 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,557,240	–	1,557,240
U.S. Treasury Obligations	–	24,137	–	24,137
Loan Participation Note	–	1,791	–	1,791
Total Investments in Securities	–	1,583,168	–	1,583,168

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	576	–	–	576
Unrealized Depreciation	(456)	–	–	(456)
Forward Contracts*
Unrealized Appreciation	–	22,663	–	22,663
Unrealized Depreciation	–	(24,058)	–	(24,058)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	9	–	9
Unrealized Depreciation	–	(516)	–	(516)
Interest Rate Swaps*
Unrealized Appreciation	–	108	–	108
Unrealized Depreciation	–	(355)	–	(355)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(165)	–	(165)
Interest Rate Swaps*
Unrealized Appreciation	–	1,570	–	1,570
Unrealized Depreciation	–	(4,010)	–	(4,010)
Total Other Financial Instruments	120	(4,754)	–	(4,634)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Emerging Markets Debt Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2024, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Global Bond
Vnesheconombank Via VEB Finance	$240	9/28/2011	$242	$8

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Inflation Indexed Bonds
2.125%, 04/15/2029	$16,813	$17,012
1.625%, 10/15/2029	9,078	9,029
U.S. Treasury Inflation-Protected Securities
3.875%, 04/15/2029	7,016	7,610
3.625%, 04/15/2028	5,961	6,306
2.500%, 01/15/2029	5,608	5,767
2.375%, 01/15/2027	6,168	6,238
2.375%, 10/15/2028	16,034	16,441
2.000%, 01/15/2026	6,378	6,375
1.750%, 01/15/2028	5,821	5,814
1.625%, 10/15/2027	15,707	15,683
1.250%, 04/15/2028	15,496	15,207
0.875%, 01/15/2029	10,846	10,461
0.750%, 07/15/2028	12,321	11,922
0.625%, 01/15/2026	13,453	13,242
0.500%, 01/15/2028	14,210	13,653
0.375%, 01/15/2027	12,574	12,194
0.375%, 07/15/2027	13,906	13,455
0.250%, 07/15/2029	12,796	11,981
0.125%, 04/15/2026	11,039	10,758
0.125%, 07/15/2026	13,559	13,220
0.125%, 10/15/2026	15,327	14,882
0.125%, 04/15/2027	15,659	15,034

Total U.S. Treasury Obligations
(Cost $254,283) ($ Thousands)		252,284

Total Investments in Securities — 98.8%
(Cost $254,283) ($ Thousands)		$252,284

Percentages are based on Net Assets of $255,356 ($ Thousands).

As of November 30, 2024, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 34.7%
U.S. Treasury Inflation-Protected Securities
1.250%, 04/15/2028	$15,952	$15,654
U.S. Treasury Notes
4.250%, 11/30/2026	137,080	137,283
4.125%, 10/31/2026	76,664	76,556
4.125%, 11/15/2027	59,280	59,299
4.125%, 10/31/2029	2,828	2,832
4.125%, 11/30/2029	3,875	3,883
3.250%, 06/30/2027	114,940	112,493
2.500%, 03/31/2027	120,340	115,987
1.250%, 12/31/2026	49,075	46,246
0.750%, 08/31/2026	70,640	66,545
0.500%, 02/28/2026	91,000	86,841
0.500%, 10/31/2027	51,610	46,528

Total U.S. Treasury Obligations
(Cost $770,072) ($ Thousands)		770,147

CORPORATE OBLIGATIONS — 27.5%
Communication Services — 0.5%
AT&T
2.300%, 06/01/2027	2,000	1,892
Netflix
5.875%, 02/15/2025	915	917
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	700	704
4.738%, 03/20/2025 (A)	103	103
T-Mobile USA
3.750%, 04/15/2027	640	627
2.250%, 02/15/2026	2,705	2,623
Warnermedia Holdings
3.755%, 03/15/2027	3,900	3,777

		10,643

Consumer Discretionary — 2.8%
BMW US Capital LLC
4.650%, 08/13/2026 (A)	15,275	15,288
Hyundai Capital America
5.450%, 06/24/2026 (A)	10,355	10,442
Toyota Motor Credit
5.200%, 05/15/2026	16,040	16,202
Volkswagen Group of America Finance LLC
4.900%, 08/14/2026 (A)	12,830	12,781
YMCA of Greater New York
2.303%, 08/01/2026	8,590	8,176

		62,889

Consumer Staples — 1.9%
BAT Capital
3.557%, 08/15/2027	1,736	1,685

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bayer US Finance II LLC
4.375%, 12/15/2028 (A)	$245	$236
4.250%, 12/15/2025 (A)	580	575
Bayer US Finance LLC
6.250%, 01/21/2029 (A)	1,445	1,491
Bon Secours Mercy Health
3.382%, 11/01/2025	4,504	4,421
Constellation Brands
3.700%, 12/06/2026	13,810	13,572
JBS USA Holding Lux SARL
5.125%, 02/01/2028	1,270	1,273
3.000%, 02/02/2029	1,025	945
Philip Morris International
4.750%, 02/12/2027	17,135	17,209

		41,407

Energy — 0.1%
Energy Transfer
5.950%, 12/01/2025	748	754
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	1,500	1,495

		2,249

Financials — 12.8%
American Express
2.250%, 03/04/2025	2,485	2,470
Avolon Holdings Funding
3.250%, 02/15/2027 (A)	990	951
2.750%, 02/21/2028 (A)	580	540
2.528%, 11/18/2027 (A)	133	124
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	4,689	4,506
Bank of America MTN
2.551%, SOFRRATE + 1.050%, 02/04/2028 (B)	17,840	17,022
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	885	808
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	2,515	2,467
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (B)	1,165	1,134
Citibank
4.929%, 08/06/2026	12,505	12,572
Citigroup
3.520%, TSFR3M + 1.413%, 10/27/2028 (B)	1,645	1,588
1.462%, SOFRRATE + 0.770%, 06/09/2027 (B)	4,295	4,084
General Electric MTN
5.196%, TSFR3M + 0.642%, 05/05/2026 (B)	330	331

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Payments
2.150%, 01/15/2027	$1,725	$1,637
Goldman Sachs Bank USA NY
5.283%, SOFRRATE + 0.777%, 03/18/2027 (B)	16,020	16,124
Goldman Sachs Group
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	5,460	5,154
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	515	493
Guardian Life Global Funding
5.737%, 10/02/2028 (A)	2,925	3,038
HSBC Holdings PLC
2.099%, SOFRRATE + 1.929%, 06/04/2026 (B)	2,455	2,420
2.013%, SOFRRATE + 1.732%, 09/22/2028 (B)	1,090	1,007
ING Groep
3.869%, SOFRRATE + 1.640%, 03/28/2026 (B)	1,230	1,225
Jackson National Life Global Funding
5.600%, 04/10/2026 (A)	13,310	13,414
JPMorgan Chase
5.040%, SOFRRATE + 1.190%, 01/23/2028 (B)	7,735	7,781
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	12,085	11,630
2.182%, SOFRRATE + 1.890%, 06/01/2028 (B)	2,000	1,880
2.083%, SOFRRATE + 1.850%, 04/22/2026 (B)	1,855	1,835
2.005%, TSFR3M + 1.585%, 03/13/2026 (B)	857	850
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	2,478	2,371
1.040%, TSFR3M + 0.695%, 02/04/2027 (B)	3,805	3,642
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	11,815	11,949
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	3,295	3,144
Marsh & McLennan
4.550%, 11/08/2027	9,930	9,956
MassMutual Global Funding II MTN
5.100%, 04/09/2027 (A)	10,840	10,994
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (A)	2,500	2,447
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (A)	2,000	2,018
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	900	860

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.985%, SOFRRATE + 0.720%, 12/10/2026 (B)	$3,775	$3,629
Morgan Stanley MTN
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	20,205	19,154
Morgan Stanley Bank
4.754%, 04/21/2026	11,550	11,580
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	2,720	2,605
Nationwide Mutual Insurance
7.498%, US0003M + 2.290%, 12/15/2024 (A)(B)	1,000	1,001
New York Life Global Funding MTN
5.450%, 09/18/2026 (A)	6,694	6,805
Northwestern Mutual Global Funding
5.070%, 03/25/2027 (A)	5,070	5,139
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	8,035	8,294
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	970	994
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	9,035	9,115
Royal Bank of Canada MTN
5.069%, SOFRRATE + 0.790%, 07/23/2027 (B)	10,315	10,380
Santander UK Group Holdings PLC
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	1,380	1,310
State Street
5.272%, 08/03/2026	14,155	14,321
Toronto-Dominion Bank MTN
4.693%, 09/15/2027	12,280	12,297
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	325	337
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	2,215	2,206
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	3,110	3,188
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	2,000	1,887
2.164%, TSFR3M + 1.012%, 02/11/2026 (B)	4,145	4,123
Willis North America
4.650%, 06/15/2027	615	613

		283,444

Health Care — 0.8%
AbbVie
4.800%, 03/15/2027	11,440	11,525

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.800%, 03/15/2025	$35	$35
Amgen
5.150%, 03/02/2028	2,465	2,502
HCA
5.875%, 02/15/2026	1,500	1,512
5.250%, 04/15/2025	465	465
3.125%, 03/15/2027	1,000	963

		17,002

Industrials — 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	15,325	15,878
2.450%, 10/29/2026	255	244
Air Lease
3.375%, 07/01/2025	400	397
2.200%, 01/15/2027	770	731
Air Lease MTN
5.300%, 06/25/2026	17,925	18,057
BAE Systems Holdings
3.850%, 12/15/2025 (A)	625	617
Boeing
6.259%, 05/01/2027 (A)	1,325	1,358
PACCAR Financial
4.500%, 11/25/2026	9,510	9,531
Uber Technologies
4.300%, 01/15/2030	1,328	1,299
Waste Management
4.500%, 03/15/2028	15,620	15,590

		63,702

Information Technology — 0.8%
Hewlett Packard Enterprise
4.450%, 09/25/2026	14,780	14,716
Open Text
6.900%, 12/01/2027 (A)	1,610	1,673
Oracle
2.800%, 04/01/2027	1,000	962
1.650%, 03/25/2026	1,865	1,793

		19,144

Materials — 0.7%
Amcor Flexibles North America
4.000%, 05/17/2025	1,165	1,159
Berry Global
5.500%, 04/15/2028	765	778
4.875%, 07/15/2026 (A)	466	464
International Flavors & Fragrances
1.832%, 10/15/2027 (A)	2,120	1,950
Newmont
5.300%, 03/15/2026	11,595	11,671

		16,022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 1.0%
American Tower
5.250%, 07/15/2028	$3,145	$3,192
3.600%, 01/15/2028	175	169
Crown Castle
3.800%, 02/15/2028	3,700	3,587
Digital Realty Trust
3.600%, 07/01/2029	615	587
DOC DR LLC
4.300%, 03/15/2027	1,880	1,862
Extra Space Storage
5.700%, 04/01/2028	1,195	1,232
4.000%, 06/15/2029	1,230	1,190
3.875%, 12/15/2027	1,625	1,589
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	999
4.000%, 01/15/2031	1,370	1,263
Healthcare Realty Holdings LP
3.500%, 08/01/2026	1,625	1,589
Hudson Pacific Properties LP
4.650%, 04/01/2029	630	513
3.950%, 11/01/2027	52	46
3.250%, 01/15/2030	480	356
Kilroy Realty
3.450%, 12/15/2024	920	919
LXP Industrial Trust
6.750%, 11/15/2028	1,690	1,785
VICI Properties
5.750%, 02/01/2027 (A)	725	730
VICI Properties LP
4.950%, 02/15/2030	115	114
VICI Properties LP / VICI Note Co
4.625%, 06/15/2025 (A)	185	184
4.125%, 08/15/2030 (A)	310	290

		22,196

Utilities — 3.2%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (A)	1,565	1,621
1.400%, 03/15/2026 (A)	2,030	1,938
American Electric Power
5.750%, 11/01/2027	550	567
Dominion Energy
3.300%, 03/15/2025	1,570	1,563
Eversource Energy
2.900%, 03/01/2027	2,505	2,409
FirstEnergy
3.900%, 07/15/2027	13,365	13,033
FirstEnergy Pennsylvania Electric
5.150%, 03/30/2026 (A)	665	666
4.000%, 04/15/2025 (A)	315	313
Georgia Power
5.004%, 02/23/2027	12,725	12,868

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ITC Holdings
4.950%, 09/22/2027 (A)	$2,100	$2,113
National Rural Utilities Cooperative Finance MTN
4.800%, 02/05/2027	12,290	12,370
Southern California Edison
5.350%, 03/01/2026	15,175	15,300
Vistra Operations LLC
5.050%, 12/30/2026 (A)	5,865	5,873

		70,634

Total Corporate Obligations
(Cost $605,653) ($ Thousands)		609,332

ASSET-BACKED SECURITIES — 23.4%
Automotive — 11.6%

Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl D
6.315%, 05/17/2032 (A)	1,355	1,375
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	1,171	1,146
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl C
5.320%, 04/18/2028	3,000	3,027
ARI Fleet Lease Trust, Ser 2023-B, Cl A3
5.890%, 07/15/2032 (A)	2,424	2,480
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (A)	4,478	4,195
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-1A, Cl A
3.830%, 08/21/2028 (A)	19,080	18,571
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-2A, Cl A
5.200%, 10/20/2027 (A)	7,550	7,592
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl A
5.780%, 04/20/2028 (A)	735	749
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/2032 (A)	4,502	4,568
CarMax Auto Owner Trust, Ser 2022-2, Cl A4
3.620%, 09/15/2027	3,632	3,594
CarMax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	1,000	1,009
CarMax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	6,650	6,703
CarMax Auto Owner Trust, Ser 2024-1, Cl A3
4.920%, 10/16/2028	8,330	8,379

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2024-1, Cl B
5.170%, 08/15/2029	$4,120	$4,155
CarMax Auto Owner Trust, Ser 2024-2, Cl A3
5.500%, 01/16/2029	3,700	3,765
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	11,420	11,513
CarMax Auto Owner Trust, Ser 2024-A, Cl A3
5.400%, 11/15/2028	6,900	6,985
CarMax Auto Owner Trust, Ser 2024-A, Cl B
5.350%, 01/15/2030	11,025	11,169
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A3
5.050%, 04/10/2029 (A)	10,570	10,628
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	6,440	6,553
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	1,906	1,870
DT Auto Owner Trust, Ser 2021-3A, Cl D
1.310%, 05/17/2027 (A)	1,978	1,922
DT Auto Owner Trust, Ser 2021-4A, Cl D
1.990%, 09/15/2027 (A)	1,360	1,316
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A3
4.560%, 11/20/2028 (A)	9,420	9,415
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl C
0.960%, 10/15/2026	37	37
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl C
1.460%, 10/15/2027	183	183
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	2,015	2,037
Flagship Credit Auto Trust, Ser 2019-4, Cl D
3.120%, 01/15/2026 (A)	393	392
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (A)	2,400	2,370
Flagship Credit Auto Trust, Ser 2021-1, Cl C
0.910%, 03/15/2027 (A)	850	843
Ford Credit Auto Owner Trust, Ser 2023-1, Cl A
4.850%, 08/15/2035 (A)	175	177
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl B
5.310%, 05/15/2028 (A)	2,450	2,460
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A4
3.710%, 12/16/2027	1,000	988
Huntington Auto Trust, Ser 2024-1A, Cl A3
5.230%, 01/16/2029 (A)	8,415	8,498

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Huntington Bank Auto Credit-Linked Notes Series, Ser 2024-2, Cl B1
5.442%, 10/20/2032 (A)	$1,770	$1,771
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A4
5.310%, 08/15/2029	194	197
JPMorgan Chase Bank, Ser 2021-3, Cl D
1.009%, 02/26/2029 (A)	201	198
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (A)	2,180	2,193
LAD Auto Receivables Trust, Ser 2024-3A, Cl A3
4.520%, 03/15/2029 (A)	2,500	2,492
Merchants Fleet Funding LLC, Ser 2024-1A, Cl A
5.820%, 04/20/2037 (A)	13,825	13,945
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl A
5.590%, 04/25/2029 (A)	7,800	7,885
Navistar Financial Dealer Note Master Owner Trust, Ser 2024-1, Cl B
5.790%, 04/25/2029 (A)	1,895	1,913
NextGear Floorplan Master Owner Trust, Ser 2024-1A, Cl A2
5.120%, 03/15/2029 (A)	14,550	14,659
NextGear Floorplan Master Owner Trust, Ser 2024-2A, Cl B
4.870%, 09/15/2029 (A)	4,400	4,360
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/2027	273	272
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/2029	3,185	3,198
SBNA Auto Lease Trust, Ser 2023-A, Cl A4
6.520%, 04/20/2028 (A)	700	717
SBNA Auto Lease Trust, Ser 2024-A, Cl A4
5.240%, 01/22/2029 (A)	8,860	8,909
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A3
4.550%, 06/20/2030 (A)	12,900	12,919
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A3
5.380%, 06/20/2028 (A)	1,514	1,531
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (A)	8,360	8,218
US Bank, Ser 2023-1, Cl B
6.789%, 08/25/2032 (A)	1,115	1,131
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl B
5.410%, 01/18/2028 (A)	2,940	2,949

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	$11,725	$11,822
World Omni Auto Receivables Trust, Ser 2023-C, Cl A3
5.150%, 11/15/2028	5,000	5,032
		256,975

Credit Cards — 2.5%

American Express Credit Account Master Trust, Ser 2023-3, Cl A
5.230%, 09/15/2028	5,485	5,556
BA Credit Card Trust, Ser 2023-A1, Cl A1
4.790%, 05/15/2028	2,979	2,990
BA Credit Card Trust, Ser 2023-A2, Cl A2
4.980%, 11/15/2028	5,389	5,441
BA Credit Card Trust, Ser 2024-A1, Cl A
4.930%, 05/15/2029	1,220	1,234
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	1,950	1,954
Capital One Multi-Asset Execution Trust, Ser 2024-A1, Cl A
3.920%, 09/15/2029	5,595	5,524
CARDS II Trust, Ser 2024-1A, Cl B
5.450%, 07/16/2029 (A)	5,735	5,783
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	585	592
Evergreen Credit Card Trust, Ser 2024-1A, Cl B
5.510%, 07/17/2028 (A)	5,540	5,595
First National Master Note Trust, Ser 2023-1, Cl A
5.130%, 04/15/2029	4,125	4,149
Golden Credit Card Trust, Ser 2021-1A, Cl B
1.440%, 08/15/2028 (A)	12,209	11,527
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	3,000	3,045
Synchrony Card Funding LLC, Ser 2024-A1, Cl A
5.040%, 03/15/2030	1,920	1,939
WF Card Issuance Trust, Ser 2024-A1, Cl A
4.940%, 02/15/2029	250	253
		55,582

Other Asset-Backed Securities — 9.3%

Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
5.407%, TSFR1M + 0.819%, 11/25/2035 (B)	671	658

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AMMC CLO 15, Ser 2021-15A, Cl AR3
6.038%, TSFR3M + 1.382%, 01/15/2032 (A)(B)	$742	$743
AMMC CLO 22, Ser 2018-22A, Cl A
5.918%, TSFR3M + 1.292%, 04/25/2031 (A)(B)	165	165
Apidos CLO XII, Ser 2024-12A, Cl ARR
6.420%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	2,633	2,634
Apidos CLO XXII, Ser 2020-22A, Cl A1R
5.939%, TSFR3M + 1.322%, 04/20/2031 (A)(B)	1,018	1,020
Barings CLO, Ser 2024-4A, Cl A1R
6.479%, TSFR3M + 1.150%, 10/15/2030 (A)(B)	3,144	3,145
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
5.002%, TSFR1M + 0.414%, 11/25/2036 (B)	1,833	1,802
Carbone CLO, Ser 2017-1A, Cl A1
6.019%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	1,061	1,064
Carrington Mortgage Loan Trust Series, Ser 2006-OPT1, Cl M1
5.227%, TSFR1M + 0.639%, 02/25/2036 (B)	437	435
Cedar Funding VII CLO, Ser 2024-7A, Cl AR
5.697%, TSFR3M + 1.080%, 01/20/2031 (A)(B)	2,677	2,680
CIFC Funding, Ser 2018-3RA, Cl A1
5.876%, TSFR3M + 1.242%, 04/24/2031 (A)(B)	265	266
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
4.992%, TSFR1M + 0.404%, 09/25/2036 (A)(B)	1,336	1,285
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/2028	6,160	6,179
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/2051 (A)	1,027	982
Dell Equipment Finance Trust, Ser 2023-2, Cl B
5.770%, 01/22/2029 (A)	2,195	2,218
Domino's Pizza Master Issuer LLC, Ser 2015-1A, Cl A2II
4.474%, 10/25/2045 (A)	2,133	2,124
Domino's Pizza Master Issuer LLC, Ser 2018-1A, Cl A2II
4.328%, 07/25/2048 (A)	1,422	1,392
Dryden 41 Senior Loan Fund, Ser 2018-41A, Cl BR
6.218%, TSFR3M + 1.562%, 04/15/2031 (A)(B)	1,340	1,341

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dryden 72 CLO, Ser 2024-72A, Cl ARR
5.624%, TSFR3M + 1.100%, 05/15/2032 (A)(B)	$2,969	$2,972
FirstKey Homes Trust, Ser 2022-SFR2, Cl A
4.250%, 07/17/2039 (A)	9,294	9,131
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
5.362%, TSFR1M + 0.774%, 01/25/2036 (B)	1,762	1,686
Goldentree Loan Management US CLO 11, Ser 2024-11A, Cl AR
5.591%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	1,700	1,700
Goldentree Loan Management US CLO 3, Ser 2018-3A, Cl AJ
6.179%, TSFR3M + 1.562%, 04/20/2030 (A)(B)	1,700	1,702
Goldentree Loan Management US CLO 4, Ser 2024-4A, Cl ARR
5.785%, TSFR3M + 1.150%, 04/24/2031 (A)(B)	2,451	2,456
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
5.928%, TSFR3M + 1.272%, 04/15/2031 (A)(B)	1,055	1,056
GSAA Home Equity Trust, Ser 2005-6, Cl M1
5.347%, TSFR1M + 0.759%, 06/25/2035 (B)	167	166
GSAA Home Equity Trust, Ser 2007-8, Cl A3
5.602%, TSFR1M + 1.014%, 08/25/2037 (B)	193	187
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	1,073	1,036
HPEFS Equipment Trust, Ser 2024-1A, Cl B
5.180%, 05/20/2031 (A)	4,400	4,425
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
5.287%, TSFR1M + 0.699%, 01/25/2036 (B)	287	283
Jersey Mike's Funding LLC, Ser 2019-1A, Cl A2
4.433%, 02/15/2050 (A)	993	981
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
4.942%, TSFR1M + 0.354%, 05/25/2037 (B)	262	261
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
4.932%, TSFR1M + 0.344%, 05/25/2037 (B)	3,000	2,925

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
4.862%, TSFR1M + 0.274%, 06/25/2037 (B)	$653	$651
LCM XXIV, Ser 2021-24A, Cl AR
5.859%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	2,090	2,091
Madison Park Funding XXIX, Ser 2024-29A, Cl AR
5.812%, TSFR3M + 1.180%, 10/18/2030 (A)(B)	2,774	2,778
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
5.242%, TSFR1M + 0.654%, 03/25/2036 (B)	461	449
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
5.702%, TSFR1M + 1.114%, 07/25/2037 (B)	577	567
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (A)	1,340	1,268
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
5.022%, TSFR1M + 0.434%, 04/25/2037 (B)	458	452
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	3,172	3,032
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	1,937	1,805
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	3,763	3,479
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	1,434	1,316
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	1,359	1,262
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	2,756	2,483
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (A)	7,083	6,354
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
5.062%, TSFR1M + 0.474%, 05/25/2036 (B)	1,488	1,483
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.892%, TSFR1M + 0.304%, 04/25/2037 (B)	1,203	1,155

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2024-6A, Cl A1R2
5.798%, TSFR3M + 1.150%, 10/17/2030 (A)(B)	$1,427	$1,427
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
5.242%, TSFR1M + 0.654%, 03/25/2037 (B)	1,727	1,654
Palmer Square Loan Funding, Ser 2024-3A, Cl A1BR
6.721%, TSFR3M + 1.400%, 04/15/2031 (A)(B)	3,400	3,404
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
5.382%, TSFR1M + 0.794%, 12/25/2035 (B)	450	440
PFS Financing, Ser 2024-B, Cl A
4.950%, 02/15/2029 (A)	750	755
PK ALIFT Loan Funding 4, Ser 2024-2, Cl A
5.052%, 10/15/2039 (A)	2,000	1,968
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (A)	1,708	1,632
Regatta XIII Funding, Ser 2024-2A, Cl A1R
6.446%, TSFR3M + 1.100%, 07/15/2031 (A)(B)	2,553	2,554
Rockford Tower CLO, Ser 2018-2A, Cl A
6.039%, TSFR3M + 1.422%, 10/20/2031 (A)(B)	1,549	1,552
Rockford Tower CLO, Ser 2019-2A, Cl AR2
5.651%, TSFR3M + 1.130%, 08/20/2032 (A)(B)	3,274	3,274
Sabey Data Center Issuer LLC, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (A)	1,682	1,589
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
5.042%, TSFR1M + 0.454%, 10/25/2046 (B)	825	802
SLM Student Loan Trust, Ser 2012-2, Cl A
5.549%, SOFR30A + 0.814%, 01/25/2029 (B)	532	518
SLM Student Loan Trust, Ser 2013-2, Cl A
5.299%, SOFR30A + 0.564%, 06/25/2043 (B)	654	641
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	451	415
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A2FX
2.540%, 05/15/2046 (A)	1,869	1,781
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (A)	1,283	1,106

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (A)	$2,730	$2,663
Tesla Sustainable Energy Trust, Ser 2024-1A, Cl A2
5.080%, 06/21/2050 (A)	9,855	9,870
TIAA CLO IV, Ser 2024-1A, Cl A1AR
5.757%, TSFR3M + 1.140%, 01/20/2032 (A)(B)	2,683	2,682
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (A)	8,480	8,548
T-Mobile US Trust, Ser 2024-2A, Cl A
4.250%, 05/21/2029 (A)	12,280	12,208
Trinity Rail Leasing LLC, Ser 2020-2A, Cl A1
1.830%, 11/19/2050 (A)	1,678	1,591
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (A)	3,317	3,225
Verizon Master Trust Series, Ser 2024-4, Cl B
5.400%, 06/20/2029	3,200	3,227
Verizon Master Trust Series, Ser 2024-4, Cl C
5.600%, 06/20/2029	3,585	3,615
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	2,855	2,854
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	9,780	9,876
Verizon Master Trust, Ser 2024-3, Cl A1A
5.340%, 04/22/2030	8,675	8,843
Verizon Master Trust, Ser 2024-6, Cl C
4.670%, 08/20/2030	19,539	19,276
Voya CLO, Ser 2021-2A, Cl A1R
5.898%, TSFR3M + 1.242%, 06/07/2030 (A)(B)	386	386
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
5.197%, TSFR1M + 0.609%, 05/25/2036 (B)	102	102
		206,203

Total Asset-Backed Securities
(Cost $517,064) ($ Thousands)		518,760

MORTGAGE-BACKED SECURITIES — 18.6%
Agency Mortgage-Backed Obligations — 11.2%
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.634%, SOFR30A + 1.900%, 12/25/2041(A)(B)	2,125	2,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
7.284%, SOFR30A + 2.550%, 07/25/2042(A)(B)	$1,265	$1,297
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
6.234%, SOFR30A + 1.500%, 10/25/2043(A)(B)	2,034	2,040
Connecticut Avenue Securities Trust, Ser 2024-R04, Cl 1M1
5.834%, SOFR30A + 1.100%, 05/25/2044(A)(B)	1,143	1,143
FHLMC
6.106%, RFUCCT1Y + 1.469%, 03/01/2037(B)	4	4
3.500%, 02/01/2034 to 05/01/2035	2,936	2,846
2.500%, 09/01/2030 to 11/01/2031	3,432	3,250
FHLMC Multifamily Structured Pass Through Certificates, Ser K057, Cl A2
2.570%, 07/25/2026	1,000	972
FHLMC Multifamily Structured Pass Through Certificates, Ser K062, Cl A2
3.413%, 12/25/2026	2,700	2,644
FHLMC Multifamily Structured Pass Through Certificates, Ser K089, Cl A1
3.344%, 10/25/2028	692	674
FHLMC Multifamily Structured Pass Through Certificates, Ser KF37, Cl A
5.324%, SOFR30A + 0.474%, 09/25/2027(B)	57	57
FHLMC Multifamily Structured Pass Through Certificates, Ser KF40, Cl A
5.304%, SOFR30A + 0.454%, 11/25/2027(B)	40	40
FHLMC Multifamily Structured Pass Through Certificates, Ser KF43, Cl A
5.204%, SOFR30A + 0.354%, 01/25/2028(B)	337	335
FHLMC Multifamily Structured Pass Through Certificates, Ser KF68, Cl A
5.454%, SOFR30A + 0.604%, 07/25/2026(B)	439	439
FHLMC Multifamily Structured Pass Through Certificates, Ser KF86, Cl AL
5.254%, SOFR30A + 0.404%, 08/25/2027(B)	316	316
FHLMC Multifamily Structured Pass Through Certificates, Ser KIR1, Cl A2
2.849%, 03/25/2026	2,565	2,505
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	151	149

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	$1,441	$1,346
FHLMC Multifamily Structured Pass Through Certificates, Ser Q004, Cl AFL
5.565%, 12MTA + 0.740%, 05/25/2044(B)	312	312
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
5.170%, SOFR30A + 0.364%, 02/15/2035(B)	329	325
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
5.290%, SOFR30A + 0.484%, 10/15/2034(B)	381	380
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
5.220%, SOFR30A + 0.414%, 01/15/2036(B)	87	87
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
5.220%, SOFR30A + 0.414%, 04/15/2036(B)	130	129
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
5.570%, SOFR30A + 0.764%, 03/15/2032(B)	172	172
FHLMC REMIC CMO, Ser 2010-3762, Cl FP
5.370%, SOFR30A + 0.564%, 03/15/2040(B)	13	12
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
5.320%, SOFR30A + 0.514%, 08/15/2032(B)	262	262
FHLMC REMIC CMO, Ser 2012-4102, Cl LF
5.170%, SOFR30A + 0.364%, 01/15/2040(B)	21	21
FHLMC REMIC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	104	101
FHLMC REMIC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	626	614
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.034%, SOFR30A + 1.300%, 02/25/2042(A)(B)	518	520
FNMA
3.500%, 09/01/2034	2,857	2,759
3.000%, 10/01/2030 to 02/01/2035	2,933	2,825
2.994%, 01/01/2026(B)	1,226	1,209
2.690%, 06/01/2026	1,408	1,370
2.500%, 02/01/2031 to 11/01/2034	3,907	3,721
2.000%, 04/01/2031	596	560
1.500%, 10/01/2035	953	836
FNMA CMO, Ser 2024-49, Cl FC
6.034%, SOFR30A + 1.300%, 07/25/2054(B)	6,004	5,988
FNMA CMO, Ser 2024-73, Cl FB
5.934%, SOFR30A + 1.200%, 10/25/2054(B)	8,911	8,912

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2005-83, Cl FP
5.179%, SOFR30A + 0.444%, 10/25/2035(B)	$407	$402
FNMA REMIC CMO, Ser 2006-31, Cl FP
5.149%, SOFR30A + 0.414%, 05/25/2036(B)	69	68
FNMA REMIC CMO, Ser 2006-56, Cl FE
5.279%, SOFR30A + 0.544%, 07/25/2036(B)	341	338
FNMA REMIC CMO, Ser 2007-98, Cl FD
5.299%, SOFR30A + 0.564%, 06/25/2037(B)	218	215
FNMA REMIC CMO, Ser 2008-24, Cl PF
5.499%, SOFR30A + 0.764%, 02/25/2038(B)	24	24
FNMA REMIC CMO, Ser 2010-43, Cl VF
5.399%, SOFR30A + 0.664%, 05/25/2040(B)	257	255
FNMA REMIC CMO, Ser 2012-111, Cl NF
5.199%, SOFR30A + 0.464%, 05/25/2042(B)	378	373
FNMA REMIC CMO, Ser 2012-113, Cl PB
2.000%, 10/25/2040	316	305
FNMA REMIC CMO, Ser 2012-54, Cl CF
5.549%, SOFR30A + 0.814%, 05/25/2042(B)	129	129
FNMA REMIC CMO, Ser 2016-48, Cl UF
5.249%, SOFR30A + 0.514%, 08/25/2046(B)	144	143
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.349%, SOFR30A + 0.614%, 01/25/2050(B)	374	368
FNMA REMIC CMO, Ser 2020-10, Cl FA
5.349%, SOFR30A + 0.614%, 03/25/2050(B)	1,020	1,002
FNMA TBA
5.500%, 12/15/2054	4,900	4,894
5.000%, 12/15/2039 to 12/15/2054	38,200	38,021
4.500%, 12/15/2039 to 12/15/2054	42,400	41,455
4.000%, 12/14/2039 to 12/15/2039	31,975	30,558
3.500%, 12/15/2039 to 12/01/2040	18,325	17,194
FNMA, Ser 2016-M3, Cl A2
2.702%, 02/25/2026	2,258	2,207
FRESB Mortgage Trust, Ser 2016-SB15, Cl A10F
2.350%, 03/25/2026(B)	1,578	1,537
FRESB Mortgage Trust, Ser 2016-SB17, Cl A10F
2.420%, 05/25/2026(B)	2,427	2,353
FRESB Mortgage Trust, Ser 2018-SB50, Cl A10F
3.350%, 04/25/2028(B)	754	724

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F
3.480%, 06/25/2028(B)	$4,742	$4,592
FRESB Mortgage Trust, Ser 2018-SB53, Cl A10F
3.660%, 06/25/2028(B)	4,151	4,025
FRESB Mortgage Trust, Ser 2018-SB54, Cl A10F
3.520%, 05/25/2028(B)	1,191	1,157
FRESB Mortgage Trust, Ser 2019-SB59, Cl A10F
3.470%, 01/25/2029(B)	421	405
GNMA CMO, Ser 2007-1, Cl F
5.021%, TSFR1M + 0.414%, 01/20/2037(B)	290	289
GNMA CMO, Ser 2011-151, Cl BF
5.071%, TSFR1M + 0.464%, 04/20/2041(B)	248	245
GNMA CMO, Ser 2012-77, Cl FM
5.395%, TSFR1M + 0.784%, 11/16/2039(B)	274	275
GNMA CMO, Ser 2023-113, Cl FD
6.111%, SOFR30A + 1.350%, 08/20/2053(B)	2,609	2,630
GNMA CMO, Ser 2024-148, Cl AF
5.941%, SOFR30A + 1.180%, 09/20/2054(B)	9,191	9,200
GNMA CMO, Ser 2024-30, Cl CF
6.011%, SOFR30A + 1.250%, 02/20/2054(B)	2,441	2,451
GNMA TBA
5.500%, 12/15/2054	3,975	3,978
5.000%, 12/01/2039	8,875	8,746
4.500%, 12/15/2039	10,375	10,011
4.000%, 12/01/2039	3,550	3,338
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(B)	187	186
GNMA, Ser 2010-159, Cl D
4.558%, 09/16/2044(B)	279	277
GNMA, Ser 2012-23, Cl D
3.488%, 07/16/2049(B)	319	306
GNMA, Ser 2014-157, Cl C
3.150%, 10/16/2054(B)	1,026	991
GNMA, Ser 2015-109, Cl B
3.313%, 10/16/2041(B)	456	453

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 82737
2.000%, H15T1Y + 1.500%, 02/20/2041(B)	$58	$59

		249,504
Non-Agency Mortgage-Backed Obligations — 7.4%
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl A2
2.023%, 06/15/2054(A)	1,007	957
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
5.907%, TSFR1M + 1.172%, 06/15/2035(A)(B)	95	95
BAMLL Commercial Mortgage Securities Trust, Ser 2015-200P, Cl A
3.218%, 04/14/2033(A)	2,350	2,324
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
5.112%, 07/26/2036(A)(B)	1,612	1,602
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	601	592
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	2,059	2,022
BANK, Ser 2017-BNK8, Cl ASB
3.314%, 11/15/2050	1,381	1,352
BANK, Ser 2018-BN14, Cl ASB
4.185%, 09/15/2060	351	347
BANK, Ser 2018-BN14, Cl A2
4.128%, 09/15/2060	300	300
BANK, Ser 2019-BN21, Cl ASB
2.808%, 10/17/2052	2,540	2,419
Benchmark Mortgage Trust, Ser 2018-B5, Cl A2
4.077%, 07/15/2051	1,142	1,098
Benchmark Mortgage Trust, Ser 2019-B9, Cl AAB
3.933%, 03/15/2052	1,459	1,436
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	9,585	9,073
Benchmark Mortgage Trust, Ser B14, Cl ASB
2.957%, 12/15/2062	3,650	3,501
BHMS, Ser 2018-ATLS, Cl C
6.806%, TSFR1M + 2.197%, 07/15/2035(A)(B)	3,690	3,682
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.252%, 09/15/2054(B)	1,082	1,083
BX Commercial Mortgage Trust, Ser 2021-21M, Cl A
5.454%, TSFR1M + 0.844%, 10/15/2036(A)(B)	528	525

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl A
5.645%, TSFR1M + 1.035%, 12/15/2038(A)(B)	$1,188	$1,184
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.376%, TSFR1M + 0.767%, 05/15/2038(A)(B)	274	274
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
5.412%, TSFR1M + 0.803%, 10/15/2038(A)(B)	999	996
BX Trust, Ser 2021-MFM1, Cl A
5.424%, TSFR1M + 0.814%, 01/15/2034(A)(B)	926	925
BXP Trust, Ser 2017-CC, Cl D
3.670%, 08/13/2037(A)(B)	710	622
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
5.977%, TSFR1M + 1.367%, 12/15/2037(A)(B)	815	815
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
6.157%, TSFR1M + 1.547%, 12/15/2037(A)(B)	2,000	1,999
CD Mortgage Trust, Ser 2018-CD7, Cl ASB
4.213%, 08/15/2051	297	293
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	3,000	2,992
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(A)(B)	854	840
Citigroup Commercial Mortgage Trust, Ser 2017-C4, Cl AAB
3.297%, 10/12/2050	1,089	1,067
Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Cl A
5.675%, TSFR1M + 1.064%, 10/15/2038(A)(B)	1,782	1,776
Citigroup Commercial Mortgage Trust, Ser B2, Cl AAB
3.962%, 03/10/2051	462	456
COMM Mortgage Trust, Ser 2015-DC1, Cl AM
3.724%, 02/10/2048	930	908
COMM Mortgage Trust, Ser 2015-PC1, Cl A4
3.620%, 07/10/2050	169	168
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	8	8
CSMC Series, Ser 2014-6R, Cl 15A2
6.293%, TSFR1M + 0.264%, 11/27/2036(A)(B)	586	568

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Series, Ser 2015-6R, Cl 2A1
5.671%, TSFR1M + 0.314%, 11/27/2046(A)(B)	$741	$735
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
5.708%, TSFR1M + 1.099%, 05/15/2035(A)(B)	872	868
DBGS Mortgage Trust, Ser 2018-C1, Cl ASB
4.302%, 10/15/2051	317	313
DBJPM Mortgage Trust, Ser 2016-C3, Cl ASB
2.756%, 08/10/2049	606	597
Extended Stay America Trust, Ser 2021-ESH, Cl A
5.804%, TSFR1M + 1.194%, 07/15/2038(A)(B)	975	976
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
4.862%, TSFR1M + 0.274%, 11/25/2036(B)	544	541
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
4.922%, TSFR1M + 0.334%, 12/25/2037(B)	1,448	1,386
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
4.952%, TSFR1M + 0.364%, 06/25/2036(B)	444	442
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl B
3.447%, 12/10/2036(A)	3,400	3,393
Fontainebleau Miami Beach Trust, Ser 2019-FBLU, Cl A
3.144%, 12/10/2036(A)	2,278	2,274
GS Mortgage Securities II Trust, Ser 2022-SHIP, Cl B
5.101%, 09/10/2038(A)(B)	2,850	2,822
GS Mortgage Securities Trust, Ser 2017-GS5, Cl AAB
3.467%, 03/10/2050	514	507
GS Mortgage Securities Trust, Ser 2023-SHIP, Cl A
4.466%, 09/10/2038(A)(B)	10,570	10,418
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(A)	516	502
GWT, Ser 2024-WLF2, Cl A
6.301%, TSFR1M + 1.691%, 05/15/2041(A)(B)	1,478	1,482
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038(A)(B)	2,430	2,347
HLTN Commercial Mortgage Trust, Ser 2024-DPLO, Cl A
6.251%, TSFR1M + 1.642%, 06/15/2041(A)(B)	1,900	1,906

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl D
3.982%, 03/05/2037(A)	$1,400	$1,374
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A1
3.087%, 03/05/2037(A)	1,200	1,188
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A2
3.087%, 03/05/2037(A)	1,725	1,711
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
5.502%, TSFR1M + 0.914%, 10/25/2034(B)	334	331
Independence Plaza Trust, Ser 2018-INDP, Cl A
3.763%, 07/10/2035(A)	1,095	1,071
JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP7, Cl ASB
3.241%, 09/15/2050	2,918	2,850
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	251	248
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Cl A
2.949%, 09/06/2038(A)(B)	1,334	1,280
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
5.775%, TSFR1M + 1.164%, 04/15/2038(A)(B)	1,502	1,502
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
5.162%, TSFR1M + 0.574%, 04/25/2029(B)	117	108
MF1, Ser 2020-FL4, Cl A
6.424%, TSFR1M + 1.814%, 12/15/2035(A)(B)	819	820
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.473%, 04/25/2066(A)(B)	287	280
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	1,635	1,581
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	1,521	1,440
Morgan Stanley Capital I, Ser 2017-HR2, Cl ASB
3.509%, 12/15/2050	1,063	1,044
One New York Plaza Trust, Ser 2020-1NYP, Cl A
5.675%, TSFR1M + 1.064%, 01/15/2036(A)(B)	952	907
OPG Trust, Ser 2021-PORT, Cl A
5.209%, TSFR1M + 0.598%, 10/15/2036(A)(B)	2,406	2,393

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Ser 2023-CES1, Cl A1A
6.515%, 06/25/2043(A)(B)	$423	$427
RCKT Mortgage Trust, Ser 2024-CES5, Cl A1A
5.846%, 08/25/2044(A)(C)	12,539	12,564
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
5.158%, 10/25/2044(A)(C)	13,423	13,278
RCKT Mortgage Trust, Ser 2024-CES8, Cl A1A
5.490%, 11/25/2044(A)(C)	16,722	16,666
SREIT Trust, Ser 2021-MFP, Cl B
5.804%, TSFR1M + 1.194%, 11/15/2038(A)(B)	1,435	1,431
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(B)	1,512	1,413
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(A)(B)	915	882
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(B)	2,794	2,652
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
5.702%, TSFR1M + 1.114%, 05/25/2058(A)(B)	1,001	1,028
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(B)	147	140
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(A)	968	868
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(B)	1,715	1,578
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	539	513
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	547	537
UBS Commercial Mortgage Trust, Ser 2017-C7, Cl ASB
3.586%, 12/15/2050	2,528	2,487
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	167	166
Verus Securitization Trust, Ser 2023-4, Cl A1
5.811%, 05/25/2068(A)(C)	2,658	2,661
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.222%, TSFR1M + 0.634%, 11/25/2045(B)	782	742

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Limited Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WB Commercial Mortgage Trust, Ser 2024-HQ, Cl A
5.937%, 03/15/2040(A)(B)	$1,600	$1,614
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	1,808	1,796
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	611	600

		163,979
Total Mortgage-Backed Securities
(Cost $412,529) ($ Thousands)		413,483

MUNICIPAL BONDS — 0.9%
Florida — 0.0%
Miami-Dade County, Aviation Revenue, Ser B, RB
1.229%, 10/01/2025	370	360

Illinois — 0.3%
State of Illinois, Ser A, GO
5.213%, 05/01/2026	5,215	5,243

Massachusetts — 0.0%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	606	596

New Jersey — 0.4%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	9,010	8,995

New York — 0.1%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	789
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	1,800	1,597

		2,386

Texas — 0.1%
Dallas Fort Worth, International Airport, Ser A, RB
2.156%, 11/01/2025	2,400	2,349

Total Municipal Bonds
(Cost $19,933) ($ Thousands)		19,929

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%
FHLB
2.750%, 03/25/2027	$16,360	$15,823

Total U.S. Government Agency Obligation
(Cost $16,360) ($ Thousands)		15,823

	Shares
CASH EQUIVALENT — 6.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	132,402,837	132,403
Total Cash Equivalent
(Cost $132,403) ($ Thousands)		132,403
Total Investments in Securities — 111.8%
(Cost $2,474,014) ($ Thousands)		$2,479,877

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	450	Mar-2025	$92,480	$92,749	$269

Short Contracts
U.S. 5-Year Treasury Note	(286)	Mar-2025	$(30,540)	$(30,774)	$(234)
U.S. Ultra Long Treasury Bond	(62)	Mar-2025	(7,582)	(7,885)	(303)
Ultra 10-Year U.S. Treasury Note	(210)	Mar-2025	(23,693)	(24,108)	(415)
			(61,815)	(62,767)	(952)
			$30,665	$29,982	$(683)

Percentages are based on Net Assets of $2,217,934 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $590,923 ($ Thousands), representing 26.6% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	770,147	–	770,147
Corporate Obligations	–	609,332	–	609,332
Asset-Backed Securities	–	518,760	–	518,760
Mortgage-Backed Securities	–	413,483	–	413,483
Municipal Bonds	–	19,929	–	19,929
U.S. Government Agency Obligation	–	15,823	–	15,823
Cash Equivalent	132,403	–	–	132,403
Total Investments in Securities	132,403	2,347,474	–	2,479,877

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	269	–	–	269
Unrealized Depreciation	(952)	–	–	(952)
Total Other Financial Instruments	(683)	–	–	(683)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$44,980	$2,018,264	$(1,930,841)	$—	$—	$132,403	$1,766	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 87.4%
Communication Services — 5.0%
Alphabet
2.050%, 08/15/2050	$1,356	$806
America Movil
6.125%, 03/30/2040	725	773
AT&T
8.750%, 11/15/2031	1,150	1,372
6.800%, 05/15/2036	2,915	3,249
4.900%, 08/15/2037	3,040	2,944
Charter Communications Operating LLC / Charter Communications Operating Capital
6.100%, 06/01/2029	4,760	4,897
Comcast
6.450%, 03/15/2037	6,445	7,150
5.650%, 06/15/2035	285	299
5.350%, 05/15/2053	6,745	6,639
5.100%, 06/01/2029	2,403	2,453
4.550%, 01/15/2029	7,040	7,047
4.200%, 08/15/2034	14,987	14,109
3.999%, 11/01/2049	1,080	870
3.969%, 11/01/2047	3,413	2,749
3.900%, 03/01/2038	1,360	1,184
3.300%, 02/01/2027	1,870	1,825
3.150%, 03/01/2026	3,465	3,410
2.987%, 11/01/2063	4,549	2,760
2.937%, 11/01/2056	12,733	7,991
2.887%, 11/01/2051	4,980	3,219
1.500%, 02/15/2031	15,075	12,477
Cox Communications
5.450%, 09/01/2034 (A)	6,580	6,504
1.800%, 10/01/2030 (A)	3,600	3,003
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	3,911
Discovery Communications LLC
5.000%, 09/20/2037	1	1
Meta Platforms
5.750%, 05/15/2063	1,205	1,280
5.600%, 05/15/2053	5,605	5,896
5.550%, 08/15/2064	7,905	8,162
5.400%, 08/15/2054	5,370	5,483
4.550%, 08/15/2031	9,115	9,101
4.450%, 08/15/2052	7,835	6,991
Paramount Global
6.875%, 04/30/2036	2,760	2,870
Rogers Communications
5.000%, 02/15/2029	6,563	6,593
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	9,356	9,412
Time Warner Cable LLC
6.750%, 06/15/2039	3,105	3,143
6.550%, 05/01/2037	2,145	2,131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
T-Mobile USA
4.500%, 04/15/2050	$3,110	$2,689
3.375%, 04/15/2029	10,370	9,773
Verizon Communications
7.750%, 12/01/2030	1,750	2,020
4.780%, 02/15/2035 (A)	3,263	3,182
Walt Disney
3.500%, 05/13/2040	6,280	5,221
2.750%, 09/01/2049	4,533	2,999
2.000%, 09/01/2029	2,480	2,219
Warnermedia Holdings
5.141%, 03/15/2052	8,715	7,005
5.050%, 03/15/2042	3,010	2,543
4.279%, 03/15/2032	2,625	2,369

		202,724

Consumer Discretionary — 5.3%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	2,728	2,625
Amazon.com
3.950%, 04/13/2052	11,598	9,665
3.875%, 08/22/2037	4,440	4,033
3.100%, 05/12/2051	9,115	6,482
2.500%, 06/03/2050	1,030	651
1.650%, 05/12/2028	2,475	2,264
American Honda Finance MTN
5.650%, 11/15/2028	7,545	7,829
5.125%, 07/07/2028	1,326	1,350
4.400%, 09/05/2029	8,125	8,035
2.300%, 09/09/2026	3,200	3,079
BMW US Capital LLC
5.050%, 04/02/2026 (A)	10,035	10,082
2.550%, 04/01/2031 (A)	7,250	6,349
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	2,948	2,819
Daimler Truck Finance North America LLC
5.125%, 09/25/2027 (A)	8,155	8,228
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,690
3.250%, 06/02/2030 (A)	3,790	3,475
Ford Motor Credit LLC
6.054%, 11/05/2031	2,380	2,415
6.050%, 03/05/2031	1,420	1,449
General Motors Financial
5.950%, 04/04/2034	3,575	3,685
5.750%, 02/08/2031	2,315	2,380
5.350%, 07/15/2027	2,775	2,810
Home Depot
5.400%, 06/25/2064	1,285	1,309
5.300%, 06/25/2054	2,245	2,268
4.950%, 06/25/2034	7,165	7,236

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 12/06/2048	$1,995	$1,795
4.400%, 03/15/2045	3,217	2,885
4.250%, 04/01/2046	430	375
3.900%, 06/15/2047	1,505	1,237
3.350%, 04/15/2050	1,360	1,002
3.300%, 04/15/2040	945	765
3.250%, 04/15/2032	4,344	3,952
2.800%, 09/14/2027	3,325	3,194
2.750%, 09/15/2051	3,000	1,946
Hyundai Capital America
5.950%, 09/21/2026 (A)	7,540	7,675
5.450%, 06/24/2026 (A)	7,965	8,032
5.400%, 01/08/2031 (A)	4,125	4,194
5.350%, 03/19/2029 (A)	209	212
5.300%, 03/19/2027 (A)	7,635	7,726
4.550%, 09/26/2029 (A)	5,910	5,806
2.100%, 09/15/2028 (A)	5,555	5,022
Lowe's
1.700%, 09/15/2028	2,780	2,502
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,460	3,782
Northwestern University
4.643%, 12/01/2044	115	109
3.662%, 12/01/2057	2,050	1,631
O'Reilly Automotive
5.750%, 11/20/2026	4,495	4,585
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,120
Toyota Motor Credit
5.100%, 03/21/2031	7,960	8,125
5.050%, 05/16/2029	7,635	7,781
4.600%, 10/10/2031	7,365	7,269
Toyota Motor Credit MTN
4.550%, 08/09/2029	4,165	4,162
University of Southern California
5.250%, 10/01/2111	3,465	3,492
2.805%, 10/01/2050	199	136
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	9,505	9,186

		212,906

Consumer Staples — 4.3%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	19,675	18,824
4.700%, 02/01/2036	14,531	14,230
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	7,450
4.750%, 01/23/2029	5,220	5,272
4.600%, 04/15/2048	251	236
4.439%, 10/06/2048	1,370	1,224
BAT Capital
4.390%, 08/15/2037	3,458	3,086

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.259%, 03/25/2028	$5,185	$4,785
Coca-Cola
5.400%, 05/13/2064	1,315	1,340
5.300%, 05/13/2054	220	224
5.200%, 01/14/2055	2,205	2,214
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,425	1,531
7.507%, 01/10/2032 (A)	994	1,057
6.036%, 12/10/2028	1,465	1,476
4.163%, 08/11/2036 (A)	1,547	1,377
Diageo Capital PLC
5.375%, 10/05/2026	7,170	7,277
5.300%, 10/24/2027	3,786	3,873
ERAC USA Finance LLC
5.000%, 02/15/2029 (A)	2,780	2,822
General Mills
4.700%, 01/30/2027	3,010	3,016
JBS USA Holding Lux SARL
6.750%, 03/15/2034 (A)	6,958	7,579
6.500%, 12/01/2052	3,500	3,708
5.750%, 04/01/2033	1,222	1,246
5.125%, 02/01/2028	9,650	9,673
3.000%, 02/02/2029	2,860	2,636
2.500%, 01/15/2027	4,495	4,268
Kenvue
5.100%, 03/22/2043	845	841
Kroger
5.000%, 09/15/2034	2,555	2,540
Mars
4.200%, 04/01/2059 (A)	1,620	1,309
3.200%, 04/01/2030 (A)	2,435	2,276
Nestle Holdings
3.500%, 09/24/2025 (A)	3,645	3,614
PepsiCo
5.250%, 07/17/2054	5,255	5,352
4.200%, 07/18/2052	1,730	1,487
Philip Morris International
5.625%, 09/07/2033	2,915	3,036
5.125%, 11/17/2027	5,975	6,069
5.125%, 02/15/2030	2,955	3,009
5.125%, 02/13/2031	5,380	5,470
4.500%, 03/20/2042	2,830	2,550
4.375%, 11/01/2027	4,500	4,479
3.875%, 08/21/2042	3,890	3,213
0.875%, 05/01/2026	3,360	3,191
Reynolds American
8.125%, 05/01/2040	980	1,180
7.250%, 06/15/2037	2,279	2,572
4.450%, 06/12/2025	1,099	1,097
The Campbell's Company
5.300%, 03/20/2026	5,020	5,053
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,232

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walmart
4.500%, 04/15/2053	$4,346	$4,010

		175,004

Energy — 4.6%
BP Capital Markets America
3.937%, 09/21/2028	2,330	2,280
3.379%, 02/08/2061	1,681	1,142
3.060%, 06/17/2041	330	248
3.001%, 03/17/2052	5,465	3,638
2.939%, 06/04/2051	550	362
2.772%, 11/10/2050	1,780	1,138
BP Capital Markets PLC
3.723%, 11/28/2028	10,659	10,325
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,135
2.742%, 12/31/2039	2,925	2,370
Chevron
2.236%, 05/11/2030	6,587	5,852
ConocoPhillips
5.650%, 01/15/2065	1,525	1,543
5.500%, 01/15/2055	3,055	3,077
5.050%, 09/15/2033	4,455	4,527
5.000%, 01/15/2035	2,500	2,506
4.850%, 01/15/2032	2,399	2,406
4.700%, 01/15/2030	8,455	8,472
4.025%, 03/15/2062	4,165	3,224
Diamondback Energy
4.250%, 03/15/2052	3,050	2,442
Eastern Energy Gas Holdings LLC
5.650%, 10/15/2054	3,469	3,459
Energy Transfer LP
6.050%, 12/01/2026	7,235	7,400
5.950%, 05/15/2054	3,055	3,083
4.000%, 10/01/2027	3,790	3,720
Eni SpA
5.950%, 05/15/2054 (A)	2,630	2,672
5.500%, 05/15/2034 (A)	3,895	3,955
Enterprise Products Operating LLC
5.550%, 02/16/2055	1,625	1,658
4.850%, 01/31/2034	4,850	4,820
4.850%, 08/15/2042	3,550	3,350
4.850%, 03/15/2044	2,525	2,368
EOG Resources
5.650%, 12/01/2054	3,392	3,491
4.375%, 04/15/2030	2,025	1,996
Expand Energy
5.700%, 01/15/2035	3,600	3,647
Exxon Mobil
4.227%, 03/19/2040	920	837
4.114%, 03/01/2046	1,720	1,466
3.452%, 04/15/2051	3,260	2,435
3.095%, 08/16/2049	1,100	778

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.995%, 08/16/2039	$2,830	$2,234
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,861	2,319
1.750%, 09/30/2027 (A)	2,135	2,028
Greensaif Pipelines Bidco SARL
6.103%, 08/23/2042 (A)	2,525	2,533
Hess
6.000%, 01/15/2040	5,910	6,294
HF Sinclair
5.000%, 02/01/2028	5,155	5,128
Occidental Petroleum
6.050%, 10/01/2054	1,110	1,097
5.550%, 10/01/2034	2,980	2,963
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,630	3,539
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	2,875	2,988
Saudi Arabian Oil MTN
5.750%, 07/17/2054 (A)	2,835	2,768
Schlumberger Investment
5.000%, 06/01/2034	3,800	3,824
Shell Finance US
4.550%, 08/12/2043	3,150	2,881
4.125%, 05/11/2035	4,275	4,028
4.000%, 05/10/2046	4,145	3,418
3.750%, 09/12/2046	4,600	3,665
2.375%, 11/07/2029	2,850	2,585
Shell International Finance BV
6.375%, 12/15/2038	1,610	1,817
2.500%, 09/12/2026	340	329
Spectra Energy Partners LP
3.375%, 10/15/2026	1,925	1,875
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	4,006
2.900%, 03/01/2030 (A)	4,099	3,712
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,238
TotalEnergies Capital
5.638%, 04/05/2064	30	31
5.488%, 04/05/2054	10	10
5.425%, 09/10/2064	2,470	2,425
3.883%, 10/11/2028	5,330	5,226
TotalEnergies Capital International
3.127%, 05/29/2050	2,300	1,605
2.986%, 06/29/2041	270	204

		187,592

Financials — 34.8%
AIA Group
3.600%, 04/09/2029 (A)	8,100	7,794
AIB Group PLC MTN
5.871%, SOFRRATE + 1.910%, 03/28/2035 (A)(B)	170	174

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aircastle Ltd / Aircastle Ireland DAC
5.750%, 10/01/2031 (A)	$2,800	$2,876
Alleghany
3.250%, 08/15/2051	3,470	2,458
Ally Financial
6.184%, SOFRRATE + 2.290%, 07/26/2035 (B)	1,930	1,956
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	4,178	4,531
5.284%, SOFRRATE + 1.420%, 07/26/2035 (B)	4,514	4,577
2.550%, 03/04/2027	5,980	5,723
American International Group
4.800%, 07/10/2045	305	282
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,010	5,707
Aon North America
5.750%, 03/01/2054	2,925	3,030
Apollo Global Management
5.800%, 05/21/2054	4,240	4,478
ASB Bank
1.625%, 10/22/2026 (A)	4,885	4,624
Athene Global Funding
4.721%, 10/08/2029 (A)	6,020	5,943
2.950%, 11/12/2026 (A)	10,525	10,137
2.500%, 03/24/2028 (A)	5,135	4,761
Athene Global Funding MTN
4.860%, 08/27/2026 (A)	4,600	4,591
Avolon Holdings Funding
6.375%, 05/04/2028 (A)	3,450	3,581
5.750%, 03/01/2029 (A)	2,390	2,446
5.750%, 11/15/2029 (A)	3,500	3,589
Banco Santander
6.607%, 11/07/2028	5,655	6,017
5.439%, 07/15/2031	4,600	4,692
Bank of America
6.000%, 10/15/2036	480	513
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	6,720	7,087
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	5,415	5,606
5.468%, SOFRRATE + 1.650%, 01/23/2035 (B)	10,465	10,750
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	6,735	6,839
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	21,485	20,864
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	7,845	7,539
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	9,190	7,205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	$6,300	$5,622
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	2,165	1,865
Bank of America MTN
5.425%, SOFRRATE + 1.913%, 08/15/2035 (B)	6,955	6,951
4.948%, SOFRRATE + 2.040%, 07/22/2028 (B)	4,005	4,025
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	12,350	12,247
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	10,360	10,182
4.183%, 11/25/2027	7,340	7,223
3.974%, TSFR3M + 1.472%, 02/07/2030 (B)	5,030	4,864
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	15,045	14,685
3.559%, TSFR3M + 1.322%, 04/23/2027 (B)	680	668
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,430	1,253
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	32,253	23,398
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (A)(B)	3,325	3,391
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	5,447	5,767
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(C)	3,150	3,118
Barclays PLC
5.690%, SOFRRATE + 1.740%, 03/12/2030 (B)	1,436	1,465
5.335%, SOFRRATE + 1.910%, 09/10/2035 (B)	6,105	6,023
4.942%, SOFRRATE + 1.560%, 09/10/2030 (B)	5,990	5,937
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,670	2,951
1.450%, 10/15/2030	4,000	3,375
BlackRock Funding
5.350%, 01/08/2055	2,545	2,590
5.250%, 03/14/2054	5,105	5,114
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (A)	2,200	2,374
3.500%, 09/10/2049 (A)	2,250	1,649
3.150%, 10/02/2027 (A)	1,878	1,799
2.550%, 03/30/2032 (A)	2,000	1,712
BNP Paribas
5.906%, SOFRRATE + 1.920%, 11/19/2035 (A)(B)	3,715	3,708

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.497%, SOFRRATE + 1.590%, 05/20/2030 (A)(B)	$3,210	$3,262
5.283%, SOFRRATE + 1.280%, 11/19/2030 (A)(B)	4,499	4,519
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	4,415	4,447
Brighthouse Financial Global Funding MTN
5.550%, 04/09/2027 (A)	8,935	9,033
Brookfield Finance
5.968%, 03/04/2054	9,330	9,900
2.724%, 04/15/2031	4,200	3,698
Cantor Fitzgerald LP
4.500%, 04/14/2027 (A)	2,335	2,293
Capital One Financial
5.884%, SOFRRATE + 1.990%, 07/26/2035 (B)	480	495
3.650%, 05/11/2027	4,523	4,410
Charles Schwab
5.875%, 08/24/2026	2,915	2,974
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	8,928	9,179
Chubb INA Holdings LLC
6.700%, 05/15/2036	1,000	1,145
4.650%, 08/15/2029	3,595	3,612
4.350%, 11/03/2045	1,138	1,014
CI Financial
3.200%, 12/17/2030	5,170	4,523
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,610
6.125%, 11/01/2034	2,882	3,094
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,521
Citadel LP
4.875%, 01/15/2027 (A)	3,620	3,581
Citibank
5.570%, 04/30/2034	895	932
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	5,191	5,434
5.827%, SOFRRATE + 2.056%, 02/13/2035 (B)	1,570	1,602
5.449%, SOFRRATE + 1.447%, 06/11/2035 (B)	2,740	2,802
5.174%, SOFRRATE + 1.364%, 02/13/2030 (B)	14,770	14,928
4.542%, SOFRRATE + 1.338%, 09/19/2030 (B)	5,895	5,805
4.450%, 09/29/2027	190	188
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,506
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	6,134	5,387
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	2,120	1,555

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	$13,030	$11,261
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	2,676	2,279
CME Group
5.300%, 09/15/2043	2,500	2,619
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(B)	3,345	3,073
Corebridge Financial
3.850%, 04/05/2029	2,770	2,673
3.500%, 04/04/2025	4,225	4,204
Credit Agricole
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	4,135	3,957
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (A)(B)	5,085	4,999
Depository Trust & Clearing
3.375%, H15T5Y + 2.606%(A)(B)(C)	3,250	3,103
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	4,410	4,658
5.403%, SOFRRATE + 2.050%, 09/11/2035 (B)	2,090	2,038
4.999%, SOFRRATE + 1.700%, 09/11/2030 (B)	3,175	3,136
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,444
1.400%, 08/27/2027 (A)	1,973	1,809
F&G Global Funding
1.750%, 06/30/2026 (A)	10,151	9,642
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/2064 (A)(B)	1,890	1,984
Fifth Third Bancorp
4.895%, SOFRRATE + 1.486%, 09/06/2030 (B)	2,900	2,888
GA Global Funding Trust
5.500%, 01/08/2029 (A)	5,600	5,713
4.400%, 09/23/2027 (A)	8,195	8,099
3.850%, 04/11/2025 (A)	5,785	5,760
2.250%, 01/06/2027 (A)	1,535	1,454
1.950%, 09/15/2028 (A)	4,615	4,145
1.625%, 01/15/2026 (A)	6,360	6,127
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,868
Goldman Sachs Group
6.750%, 10/01/2037	455	504
6.450%, 05/01/2036	670	733
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	2,890	2,909
5.727%, SOFRRATE + 1.265%, 04/25/2030 (B)	3,625	3,741

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.561%, SOFRRATE + 1.580%, 11/19/2045 (B)	$7,710	$7,830
4.692%, SOFRRATE + 1.135%, 10/23/2030 (B)	4,850	4,809
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	1,005	918
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,512	1,329
3.850%, 01/26/2027	150	148
3.500%, 11/16/2026	6,113	5,975
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	2,068	1,625
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	7,190	5,526
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	5,467	4,697
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	4,890	4,667
2.600%, 02/07/2030	1,040	934
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	23,926	20,413
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	455	382
1.948%, SOFRRATE + 0.913%, 10/21/2027 (B)	6,220	5,890
Goldman Sachs Group MTN
4.800%, 07/08/2044	4,910	4,599
HSBC Bank USA
7.000%, 01/15/2039	7,096	8,173
HSBC Holdings PLC
7.390%, SOFRRATE + 3.350%, 11/03/2028 (B)	5,152	5,489
5.874%, SOFRRATE + 1.900%, 11/18/2035 (B)	1,840	1,851
5.210%, SOFRRATE + 2.610%, 08/11/2028 (B)	4,400	4,429
5.130%, SOFRRATE + 1.040%, 11/19/2028 (B)	3,935	3,952
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	11,362	11,146
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/2029 (B)	4,285	4,464
6.141%, H15T5Y + 1.700%, 11/18/2039 (B)	1,585	1,625
Intercontinental Exchange
5.250%, 06/15/2031	12,390	12,666
4.250%, 09/21/2048	1,454	1,243
3.000%, 06/15/2050	1,100	752
International Bank for Reconstruction & Development
3.875%, 02/14/2030	12,290	12,112
3.500%, 07/12/2028	5,235	5,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jackson Financial
3.125%, 11/23/2031	$3,295	$2,856
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	3,014
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,622
7.750%, 07/15/2025	1,690	1,721
6.400%, 05/15/2038	2,812	3,162
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	14,920	16,129
5.766%, SOFRRATE + 1.490%, 04/22/2035 (B)	4,325	4,528
5.581%, SOFRRATE + 1.160%, 04/22/2030 (B)	3,925	4,041
5.534%, SOFRRATE + 1.550%, 11/29/2045 (B)	2,553	2,618
5.380%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,600
5.336%, SOFRRATE + 1.620%, 01/23/2035 (B)	3,285	3,346
5.294%, SOFRRATE + 1.460%, 07/22/2035 (B)	8,729	8,835
4.995%, SOFRRATE + 1.125%, 07/22/2030 (B)	130	131
4.946%, SOFRRATE + 1.340%, 10/22/2035 (B)	660	655
4.912%, SOFRRATE + 2.080%, 07/25/2033 (B)	595	594
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	5,860	5,797
4.505%, SOFRRATE + 0.860%, 10/22/2028 (B)	6,560	6,522
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	3,126
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,446
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	15,147	14,610
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	10,745	8,290
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	7,903	7,034
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	4,955	4,530
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	2,455	2,066
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,985	1,971
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	1,824	1,736
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	3,028
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,637

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group PLC
5.679%, H15T1Y + 1.750%, 01/05/2035 (B)	$2,641	$2,697
5.087%, H15T1Y + 0.850%, 11/26/2028 (B)	3,725	3,743
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	2,636	2,516
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,800
Macquarie Bank
5.208%, 06/15/2026 (A)	2,680	2,702
Macquarie Group MTN
1.629%, SOFRRATE + 0.910%, 09/23/2027 (A)(B)	3,944	3,720
Marsh & McLennan
6.250%, 11/01/2052	2,740	3,098
5.700%, 09/15/2053	290	306
5.450%, 03/15/2054	335	342
4.900%, 03/15/2049	1,020	962
4.750%, 03/15/2039	5,100	4,895
4.550%, 11/08/2027	2,880	2,888
4.350%, 01/30/2047	1,245	1,087
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	824
3.200%, 12/01/2061 (A)	7,385	4,676
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,689
Mastercard
3.300%, 03/26/2027	2,740	2,679
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	7,217
MetLife
6.375%, 06/15/2034	3,810	4,208
5.250%, 01/15/2054	1,690	1,677
5.000%, 07/15/2052	5,240	5,009
4.050%, 03/01/2045	1,250	1,053
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,705	2,479
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (A)	4,905	4,983
2.400%, 01/11/2032 (A)	6,045	5,172
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	3,480	3,485
Moody's
2.000%, 08/19/2031	2,847	2,404
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	915	936
5.516%, SOFRRATE + 1.710%, 11/19/2055 (B)	8,587	8,870
5.466%, SOFRRATE + 1.730%, 01/18/2035 (B)	7,255	7,410

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.320%, SOFRRATE + 1.555%, 07/19/2035 (B)	$2,415	$2,450
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	345	341
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	3,140	3,171
5.042%, SOFRRATE + 1.215%, 07/19/2030 (B)	5,385	5,424
4.654%, SOFRRATE + 1.100%, 10/18/2030 (B)	5,040	4,995
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	15,939	15,734
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	867	674
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	9,665	9,235
Morgan Stanley MTN
5.831%, SOFRRATE + 1.580%, 04/19/2035 (B)	5,260	5,516
5.656%, SOFRRATE + 1.260%, 04/18/2030 (B)	4,310	4,439
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	6,360	6,422
4.300%, 01/27/2045	4,495	3,946
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	3,355	2,979
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	3,810	3,634
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	10,150	8,572
Mutual of Omaha Global Funding
5.350%, 04/09/2027 (A)	3,450	3,495
National Bank of Canada
4.500%, 10/10/2029	3,350	3,302
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	5,360	5,134
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	2,625	3,438
4.350%, 04/30/2050 (A)	2,171	1,710
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	3,976	4,065
5.516%, H15T1Y + 2.270%, 09/30/2028 (B)	3,775	3,833
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	4,320	4,110
New York Life Global Funding
4.900%, 06/13/2028 (A)	8,225	8,331
New York Life Global Funding MTN
1.450%, 01/14/2025 (A)	3,500	3,486
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,360
3.750%, 05/15/2050 (A)	1,420	1,095

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nordea Bank Abp MTN
6.300%, H15T5Y + 2.660%(A)(B)(C)	$2,505	$2,404
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	3,000	3,025
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	7,730	7,843
Pacific Life Insurance
4.300%, SOFRRATE + 2.796%, 10/24/2067 (A)(B)	3,845	3,121
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,416
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	2,695	3,011
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	4,661	4,686
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	14,175	14,527
5.401%, SOFRRATE + 1.599%, 07/23/2035 (B)	6,090	6,197
4.812%, SOFRRATE + 1.259%, 10/21/2032 (B)	4,595	4,551
2.600%, 07/23/2026	7,305	7,078
Principal Life Global Funding II
1.500%, 08/27/2030 (A)	3,374	2,793
1.375%, 01/10/2025 (A)	3,500	3,487
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,758
1.500%, 03/10/2026	2,445	2,355
Prudential Funding Asia PLC
3.125%, 04/14/2030	2,008	1,846
Prudential Insurance of America
8.300%, 07/01/2025 (A)	2,820	2,876
Radian Group
6.200%, 05/15/2029	3,100	3,201
Royal Bank of Canada MTN
6.000%, 11/01/2027	10,084	10,477
4.950%, 02/01/2029	2,835	2,870
2.300%, 11/03/2031	2,075	1,774
S&P Global
2.700%, 03/01/2029	6,138	5,707
2.450%, 03/01/2027	11,830	11,322
Santander UK Group Holdings PLC
6.833%, SOFRRATE + 2.749%, 11/21/2026 (B)	5,315	5,399
SBL Holdings
7.200%, 10/30/2034 (A)	910	906
Securian Financial Group
4.800%, 04/15/2048 (A)	2,315	2,051
Societe Generale
5.250%, 02/19/2027 (A)	2,710	2,720
Societe Generale MTN
7.367%, 01/10/2053 (A)	1,672	1,720

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	$3,189	$3,245
4.421%, SOFRRATE + 1.605%, 05/13/2033 (B)	3,026	2,948
3.031%, SOFRRATE + 1.490%, 11/01/2034 (B)	5,345	4,853
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,879
Synchrony Financial
5.935%, SOFRINDX + 2.130%, 08/02/2030 (B)	3,175	3,243
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	6,925	7,111
Travelers
5.450%, 05/25/2053	8,200	8,494
Truist Bank
2.250%, 03/11/2030	990	859
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	10,704	11,519
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	1,225	1,246
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	11,255	11,727
5.711%, SOFRRATE + 1.922%, 01/24/2035 (B)	9,285	9,579
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	1,760	1,744
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	5,360	5,175
4.873%, SOFRRATE + 1.435%, 01/26/2029 (B)	4,830	4,830
1.887%, SOFRRATE + 0.862%, 06/07/2029 (B)	8,416	7,612
1.267%, SOFRRATE + 0.609%, 03/02/2027 (B)	12,540	12,001
1.200%, 08/05/2025	3,458	3,379
UBS
4.500%, 06/26/2048	3,300	2,977
UBS Group
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	11,735	11,682
3.869%, SOFRRATE + 1.410%, 01/12/2029 (A)(B)	3,120	3,025
1.494%, H15T1Y + 0.850%, 08/10/2027 (A)(B)	2,100	1,982
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	1,173	1,215
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	5,429	5,672
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	5,130	5,356

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	$5,355	$5,521
5.678%, SOFRRATE + 1.860%, 01/23/2035 (B)	1,480	1,533
5.100%, SOFRRATE + 1.250%, 07/23/2030 (B)	4,415	4,454
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	3,640	3,561
USAA Capital
3.375%, 05/01/2025 (A)	3,949	3,929
Visa
4.150%, 12/14/2035	1,125	1,072
2.700%, 04/15/2040	345	262
2.000%, 08/15/2050	3,610	2,086
Voya Financial
5.000%, 09/20/2034	2,650	2,576
Wells Fargo
6.600%, 01/15/2038	2,620	2,955
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	3,335	3,637
5.950%, 12/15/2036	1,035	1,087
5.606%, 01/15/2044	1,171	1,167
5.499%, SOFRRATE + 1.780%, 01/23/2035 (B)	2,450	2,511
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	3,600	3,646
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	965	734
3.000%, 04/22/2026	8,965	8,757
Wells Fargo MTN
5.707%, SOFRRATE + 1.070%, 04/22/2028 (B)	4,325	4,412
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	10,155	10,414
4.900%, 11/17/2045	1,625	1,474
4.750%, 12/07/2046	3,488	3,096
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	2,710	2,418
4.400%, 06/14/2046	1,200	1,015
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	12,541	12,180
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	12,175	11,877
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	4,615	4,216
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	8,705	8,212
Westpac Banking
5.618%, H15T1Y + 1.200%, 11/20/2035 (B)	2,570	2,599
XL Group
5.250%, 12/15/2043	2,417	2,322

		1,403,618

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 8.4%
AbbVie
5.400%, 03/15/2054	$1,124	$1,141
5.050%, 03/15/2034	10,410	10,542
4.950%, 03/15/2031	4,005	4,055
4.550%, 03/15/2035	3,630	3,513
4.250%, 11/21/2049	4,886	4,211
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,629
Amgen
5.650%, 03/02/2053	2,800	2,856
5.507%, 03/02/2026	10,085	10,085
Ascension Health
3.945%, 11/15/2046	2,394	2,022
3.106%, 11/15/2039	1,745	1,385
2.532%, 11/15/2029	3,680	3,364
Astrazeneca Finance LLC
4.900%, 02/26/2031	7,960	8,076
1.200%, 05/28/2026	11,985	11,437
AstraZeneca PLC
6.450%, 09/15/2037	9,075	10,244
3.375%, 11/16/2025	1,363	1,348
Banner Health
2.907%, 01/01/2042	2,652	1,947
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,072
Bristol-Myers Squibb
5.550%, 02/22/2054	2,414	2,497
3.400%, 07/26/2029	3,982	3,791
3.200%, 06/15/2026	1,775	1,742
CVS Health
5.050%, 03/25/2048	12,094	10,719
Elevance Health
5.700%, 02/15/2055	4,150	4,258
2.550%, 03/15/2031	4,780	4,180
Eli Lilly
5.200%, 08/14/2064	1,070	1,056
5.100%, 02/09/2064	3,575	3,474
5.050%, 08/14/2054	1,760	1,729
4.950%, 02/27/2063	3,150	3,005
4.875%, 02/27/2053	2,627	2,517
HCA
5.250%, 06/15/2049	5,210	4,780
Health Care Service A Mutual Legal Reserve
5.875%, 06/15/2054 (A)	4,273	4,352
5.200%, 06/15/2029 (A)	990	1,009
3.200%, 06/01/2050 (A)	2,225	1,496
Horizon Mutual Holdings
6.200%, 11/15/2034 (A)	3,755	3,791
Humana
5.950%, 03/15/2034	4,498	4,669
Johnson & Johnson
3.750%, 03/03/2047	1,400	1,167

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 03/01/2046	$425	$354
2.900%, 01/15/2028	2,565	2,466
1.300%, 09/01/2030	3,530	2,998
Kaiser Foundation Hospitals
4.150%, 05/01/2047	925	799
3.150%, 05/01/2027	2,005	1,949
2.810%, 06/01/2041	4,955	3,676
Medtronic
4.375%, 03/15/2035	1,732	1,669
Memorial Health Services
3.447%, 11/01/2049	1,850	1,404
Merck
4.900%, 05/17/2044	4,570	4,424
4.500%, 05/17/2033	2,955	2,915
3.600%, 09/15/2042	2,145	1,742
2.750%, 12/10/2051	4,355	2,808
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	1,043
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,217
1.651%, 08/01/2030	2,487	2,077
Northwell Healthcare
4.260%, 11/01/2047	2,025	1,706
Novartis Capital
4.400%, 05/06/2044	30	28
4.200%, 09/18/2034	15,470	14,791
OhioHealth
2.834%, 11/15/2041	4,000	2,953
Orlando Health Obligated Group
3.327%, 10/01/2050	805	608
Pfizer
4.200%, 09/15/2048	3,790	3,224
3.000%, 12/15/2026	2,205	2,143
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	220	214
5.300%, 05/19/2053	6,000	5,931
5.110%, 05/19/2043	7,955	7,798
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,181
Quest Diagnostics
4.600%, 12/15/2027	3,805	3,812
Roche Holdings
5.593%, 11/13/2033 (A)	1,700	1,802
5.265%, 11/13/2026 (A)	7,240	7,352
5.218%, 03/08/2054 (A)	25	25
2.625%, 05/15/2026 (A)	3,145	3,066
1.930%, 12/13/2028 (A)	10,791	9,789
Royalty Pharma PLC
5.900%, 09/02/2054	2,260	2,275
5.400%, 09/02/2034	1,585	1,577
Rush Obligated Group
3.922%, 11/15/2029	3,828	3,703

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Solventum
5.900%, 04/30/2054 (A)	$4,635	$4,744
5.600%, 03/23/2034 (A)	6,240	6,335
5.450%, 03/13/2031 (A)	3,990	4,049
Stanford Health Care
3.310%, 08/15/2030	1,045	977
Sutter Health
5.164%, 08/15/2033	5,794	5,894
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	2,924
Thermo Fisher Scientific
5.000%, 12/05/2026	7,240	7,309
UnitedHealth Group
5.875%, 02/15/2053	9,295	9,922
5.750%, 07/15/2064	2,160	2,257
5.625%, 07/15/2054	7,115	7,381
5.500%, 07/15/2044	5,650	5,785
5.375%, 04/15/2054	2,000	2,000
4.950%, 01/15/2032	1,515	1,530
4.800%, 01/15/2030	2,800	2,828
4.750%, 07/15/2045	410	383
4.750%, 05/15/2052	2,620	2,402
4.625%, 07/15/2035	4,550	4,451
4.500%, 04/15/2033	3,788	3,696
4.200%, 01/15/2047	1,432	1,213
3.875%, 12/15/2028	1,835	1,795
3.850%, 06/15/2028	1,360	1,335
3.700%, 12/15/2025	1,880	1,865
2.300%, 05/15/2031	8,500	7,375
Wyeth LLC
6.000%, 02/15/2036	1,400	1,515
5.950%, 04/01/2037	3,960	4,265

		340,908

Industrials — 6.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027	4,911	5,088
6.150%, 09/30/2030	2,075	2,191
6.100%, 01/15/2027	3,175	3,254
4.950%, 09/10/2034	5,395	5,249
4.625%, 09/10/2029	3,615	3,570
3.300%, 01/30/2032	9,205	8,168
3.000%, 10/29/2028	3,210	2,997
2.450%, 10/29/2026	2,800	2,677
Airbus
3.950%, 04/10/2047 (A)	2,800	2,329
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,040	1,089
3.400%, 04/15/2030 (A)	1,387	1,298
3.000%, 09/15/2050 (A)	2,780	1,889
1.900%, 02/15/2031 (A)	2,718	2,284

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boeing
7.008%, 05/01/2064 (A)	$730	$795
6.858%, 05/01/2054 (A)	1,875	2,036
6.528%, 05/01/2034 (A)	7,510	7,986
6.298%, 05/01/2029 (A)	2,940	3,062
5.805%, 05/01/2050	3,825	3,657
5.150%, 05/01/2030	9,500	9,459
3.750%, 02/01/2050	1,605	1,135
3.100%, 05/01/2026	3,910	3,796
Burlington Northern Santa Fe LLC
5.500%, 03/15/2055	2,065	2,141
5.200%, 04/15/2054	330	330
4.900%, 04/01/2044	2,563	2,453
4.550%, 09/01/2044	5,095	4,643
4.450%, 01/15/2053	3,424	3,039
4.375%, 09/01/2042	365	329
4.150%, 04/01/2045	3,110	2,680
3.050%, 02/15/2051	695	481
Canadian National Railway
3.850%, 08/05/2032	2,990	2,830
Caterpillar
3.803%, 08/15/2042	1,570	1,330
Caterpillar Financial Services
5.150%, 08/11/2025	8,905	8,935
Caterpillar Financial Services MTN
3.600%, 08/12/2027	9,530	9,362
CSX
3.350%, 09/15/2049	3,226	2,380
Cummins
5.450%, 02/20/2054	3,528	3,619
Deere
3.100%, 04/15/2030	2,333	2,167
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	955	919
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,435	2,261
Emerson Electric
2.200%, 12/21/2031	6,250	5,347
1.800%, 10/15/2027	1,915	1,784
General Dynamics
4.250%, 04/01/2040	990	898
4.250%, 04/01/2050	2,490	2,156
2.850%, 06/01/2041	3,640	2,714
Genpact Luxembourg SARL
3.375%, 12/01/2024	5,226	5,226
Honeywell International
5.250%, 03/01/2054	9,149	9,104
1.750%, 09/01/2031	1,980	1,657
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	2,775	2,468

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
John Deere Capital MTN
4.950%, 07/14/2028	$2,100	$2,137
2.800%, 07/18/2029	11,720	10,912
2.650%, 06/10/2026	350	341
2.350%, 03/08/2027	9,575	9,154
L3Harris Technologies
4.400%, 06/15/2028	3,750	3,712
Lockheed Martin
5.250%, 01/15/2033	6,748	6,966
4.070%, 12/15/2042	3,300	2,875
PACCAR Financial MTN
5.000%, 03/22/2034	5,000	5,152
Penske Truck Leasing LP / PTL Finance
5.250%, 07/01/2029 (A)	4,850	4,923
4.000%, 07/15/2025 (A)	2,904	2,886
3.950%, 03/10/2025 (A)	2,752	2,743
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	7,061
1.170%, 07/15/2025 (A)	1,476	1,446
RTX
4.500%, 06/01/2042	2,300	2,078
Ryder System
6.300%, 12/01/2028	2,200	2,328
Ryder System MTN
4.625%, 06/01/2025	4,800	4,790
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,220	4,795
Snap-on
3.100%, 05/01/2050	3,240	2,287
TTX
4.600%, 02/01/2049 (A)	3,000	2,752
TTX MTN
5.500%, 09/25/2026 (A)	1,510	1,528
Union Pacific
4.950%, 05/15/2053	340	329
3.500%, 02/14/2053	6,340	4,736
3.375%, 02/14/2042	1,120	893
2.950%, 03/10/2052	10,836	7,268
2.375%, 05/20/2031	3,600	3,157
Union Pacific MTN
3.550%, 08/15/2039	1,255	1,060
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,181	1,932
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,198	1,157
Verisk Analytics
3.625%, 05/15/2050	2,485	1,856
Waste Management
4.950%, 07/03/2031	3,274	3,325
4.950%, 03/15/2035	10,815	10,834

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 03/15/2028	$4,640	$4,631

		277,306

Information Technology — 3.8%
Accenture Capital
4.250%, 10/04/2031	11,846	11,587
Amphenol
5.250%, 04/05/2034	2,870	2,934
Analog Devices
2.950%, 10/01/2051	1,918	1,300
1.700%, 10/01/2028	2,540	2,297
Apple
4.650%, 02/23/2046	360	343
3.850%, 05/04/2043	65	56
3.850%, 08/04/2046	5,150	4,352
3.350%, 02/09/2027	4,065	3,986
3.250%, 02/23/2026	5,300	5,231
2.850%, 08/05/2061	2,000	1,286
2.650%, 05/11/2050	3,755	2,471
2.375%, 02/08/2041	2,185	1,577
Broadcom
5.050%, 07/12/2029	3,932	3,976
4.926%, 05/15/2037 (A)	2,500	2,426
4.800%, 10/15/2034	1,855	1,815
Cadence Design Systems
4.200%, 09/10/2027	2,850	2,832
Cisco Systems
5.900%, 02/15/2039	3,307	3,597
5.300%, 02/26/2054	3,114	3,192
4.950%, 02/26/2031	9,210	9,379
Hewlett Packard Enterprise
5.000%, 10/15/2034	3,975	3,922
IBM International Capital Pte
5.250%, 02/05/2044	2,045	2,010
4.600%, 02/05/2027	1,805	1,812
Intel
4.875%, 02/10/2026	7,120	7,130
3.734%, 12/08/2047	1,514	1,084
International Business Machines
4.150%, 05/15/2039	2,325	2,071
2.200%, 02/09/2027	2,700	2,571
Intuit
5.500%, 09/15/2053	7,700	7,901
5.250%, 09/15/2026	7,285	7,375
KLA
5.650%, 11/01/2034	2,000	2,125
4.950%, 07/15/2052	1,817	1,734
Microsoft
3.700%, 08/08/2046	4,759	3,991
3.450%, 08/08/2036	605	541
3.041%, 03/17/2062	1,100	745
2.525%, 06/01/2050	1,078	700
2.400%, 08/08/2026	4,495	4,352

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	$1,975	$1,959
Oracle
4.375%, 05/15/2055	680	563
4.000%, 07/15/2046	2,275	1,830
3.800%, 11/15/2037	2,190	1,885
3.600%, 04/01/2040	3,963	3,220
2.950%, 04/01/2030	5,950	5,437
QUALCOMM
4.300%, 05/20/2047	3,221	2,786
Sprint Capital
8.750%, 03/15/2032	5,600	6,805
Texas Instruments
5.050%, 05/18/2063	3,558	3,410
2.250%, 09/04/2029	4,695	4,260
Vontier
1.800%, 04/01/2026	1,205	1,154
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,682

		152,692

Materials — 1.7%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	5,655	4,978
ArcelorMittal
6.350%, 06/17/2054	2,415	2,502
Barrick North America Finance LLC
5.750%, 05/01/2043	4,115	4,263
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,624
5.100%, 09/08/2028	7,450	7,593
5.000%, 09/30/2043	1,400	1,363
4.875%, 02/27/2026	3,545	3,558
Celanese US Holdings LLC
6.950%, 11/15/2033	1,255	1,342
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,750	1,587
Ecolab
1.650%, 02/01/2027	8,105	7,645
Freeport-McMoRan
5.250%, 09/01/2029	1,644	1,650
Glencore Funding LLC
5.634%, 04/04/2034 (A)	5,325	5,466
International Flavors & Fragrances
5.000%, 09/26/2048	2,965	2,662
3.468%, 12/01/2050 (A)	9,320	6,459
3.268%, 11/15/2040 (A)	1,913	1,419
2.300%, 11/01/2030 (A)	3,475	2,980
PPG Industries
1.200%, 03/15/2026	3,300	3,154
Rio Tinto Finance USA
5.200%, 11/02/2040	2,285	2,296
2.750%, 11/02/2051	4,000	2,598

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Smurfit Westrock Financing DAC
5.418%, 01/15/2035 (A)	$2,465	$2,514

		67,653

Real Estate — 2.2%
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,327
Boston Properties LP
4.500%, 12/01/2028	2,630	2,576
Federal Realty OP LP
1.250%, 02/15/2026	5,026	4,816
Prologis LP
5.250%, 06/15/2053	1,485	1,465
5.250%, 03/15/2054	1,260	1,248
4.750%, 06/15/2033	2,905	2,881
Prologis Targeted US Logistics Fund LP
5.250%, 04/01/2029 (A)	2,300	2,346
5.250%, 01/15/2035 (A)	4,716	4,734
Realty Income
5.625%, 10/13/2032	6,410	6,689
3.200%, 01/15/2027	1,795	1,744
Regency Centers LP
5.250%, 01/15/2034	3,390	3,439
5.100%, 01/15/2035	2,565	2,558
4.650%, 03/15/2049	285	253
4.400%, 02/01/2047	1,600	1,378
2.950%, 09/15/2029	3,660	3,392
Sabra Health Care LP
3.900%, 10/15/2029	4,275	4,025
Scentre Group Trust 1/ Scentre Group Trust 2
3.750%, 03/23/2027 (A)	890	866
3.625%, 01/28/2026 (A)	13,406	13,199
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	1,575	1,544
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	1,151	1,141
Simon Property Group LP
6.750%, 02/01/2040	470	535
6.650%, 01/15/2054	255	298
5.850%, 03/08/2053	1,365	1,439
5.500%, 03/08/2033	8,037	8,322
4.250%, 11/30/2046	2,169	1,846
3.800%, 07/15/2050	1,165	902
2.650%, 02/01/2032	2,000	1,733
2.450%, 09/13/2029	4,536	4,114
Sun Communities Operating LP
5.500%, 01/15/2029	4,340	4,394
2.300%, 11/01/2028	115	104

		89,308

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 10.4%
AEP Texas
3.450%, 01/15/2050	$2,695	$1,918
AEP Transmission LLC
5.400%, 03/15/2053	1,800	1,817
Alabama Power
3.850%, 12/01/2042	600	500
3.700%, 12/01/2047	2,800	2,205
3.125%, 07/15/2051	3,187	2,212
1.450%, 09/15/2030	4,916	4,129
Ameren Illinois
4.500%, 03/15/2049	4,560	4,078
3.850%, 09/01/2032	12,795	11,980
American Electric Power
5.625%, 03/01/2033	3,555	3,674
Arizona Public Service
5.550%, 08/01/2033	4,920	5,037
Atmos Energy
4.125%, 03/15/2049	3,725	3,091
Baltimore Gas and Electric
2.250%, 06/15/2031	4,415	3,806
Berkshire Hathaway Energy
6.125%, 04/01/2036	2,372	2,557
3.250%, 04/15/2028	1,720	1,651
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	4,215	4,306
4.500%, 04/01/2044	2,215	1,992
3.000%, 03/01/2032	1,600	1,422
2.900%, 07/01/2050	780	517
Chile Electricity Lux MPC SARL
6.010%, 01/20/2033 (A)	5,356	5,434
CMS Energy
3.000%, 05/15/2026	7,285	7,100
Commonwealth Edison
4.700%, 01/15/2044	3,300	3,046
3.200%, 11/15/2049	1,570	1,102
Connecticut Light and Power
5.250%, 01/15/2053	3,000	3,033
Consolidated Edison of New York
5.900%, 11/15/2053	6,140	6,610
5.500%, 03/15/2034	4,080	4,259
4.625%, 12/01/2054	5,681	5,080
3.875%, 06/15/2047	3,000	2,403
Consumers Energy
4.700%, 01/15/2030	3,774	3,795
Dominion Energy
6.625%, H15T5Y + 2.207%, 05/15/2055 (B)	2,225	2,280
3.375%, 04/01/2030	590	549
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	906
DTE Energy
5.850%, 06/01/2034	3,475	3,653

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 06/01/2028	$5,240	$5,263
Duke Energy
5.800%, 06/15/2054	4,075	4,170
Duke Energy Carolinas LLC
5.400%, 01/15/2054	3,005	3,038
5.300%, 02/15/2040	2,400	2,435
3.875%, 03/15/2046	5,500	4,464
2.850%, 03/15/2032	2,720	2,404
2.550%, 04/15/2031	2,855	2,512
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,261
5.875%, 11/15/2033	7,925	8,441
Duke Energy Indiana LLC
6.350%, 08/15/2038	240	266
4.900%, 07/15/2043	245	233
Duke Energy Ohio
5.250%, 04/01/2033	2,985	3,062
2.125%, 06/01/2030	1,230	1,077
Duke Energy Progress LLC
4.200%, 08/15/2045	2,475	2,111
4.100%, 05/15/2042	1,036	893
East Ohio Gas
3.000%, 06/15/2050 (A)	1,095	713
2.000%, 06/15/2030 (A)	2,370	2,046
1.300%, 06/15/2025 (A)	2,700	2,649
Entergy Arkansas LLC
5.750%, 06/01/2054	3,015	3,189
4.200%, 04/01/2049	2,715	2,273
Entergy Louisiana LLC
4.200%, 09/01/2048	3,215	2,695
Entergy Mississippi LLC
2.850%, 06/01/2028	3,850	3,638
Entergy Texas
5.800%, 09/01/2053	3,725	3,895
3.550%, 09/30/2049	2,000	1,487
Exelon
5.150%, 03/15/2028	4,570	4,632
FirstEnergy Pennsylvania Electric
5.200%, 04/01/2028 (A)	3,560	3,617
Florida Power & Light
5.960%, 04/01/2039	150	162
5.950%, 02/01/2038	3,769	4,089
5.690%, 03/01/2040	5,557	5,919
4.125%, 02/01/2042	3,635	3,179
2.850%, 04/01/2025	2,515	2,501
Georgia Power
5.250%, 03/15/2034	4,730	4,844
4.300%, 03/15/2043	2,265	1,982
Indiana Michigan Power
4.250%, 08/15/2048	575	478
Indianapolis Power & Light
5.700%, 04/01/2054 (A)	2,395	2,486
4.050%, 05/01/2046 (A)	65	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kentucky Utilities
5.450%, 04/15/2033	$2,345	$2,432
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,081
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,928
Monongahela Power
5.850%, 02/15/2034 (A)	3,480	3,650
3.550%, 05/15/2027 (A)	10,095	9,811
National Grid PLC
5.418%, 01/11/2034	2,990	3,048
National Rural Utilities Cooperative Finance
7.761%, TSFR3M + 3.172%, 04/30/2043 (B)	1,542	1,542
5.800%, 01/15/2033	2,240	2,378
4.450%, 03/13/2026	7,220	7,203
4.400%, 11/01/2048	1,000	869
4.300%, 03/15/2049	2,558	2,190
National Rural Utilities Cooperative Finance MTN
5.100%, 05/06/2027	4,140	4,196
Nevada Power
6.000%, 03/15/2054	5,555	6,029
New England Power
5.936%, 11/25/2052 (A)	1,046	1,106
NextEra Energy Capital Holdings
5.250%, 03/15/2034	4,210	4,265
4.450%, 06/20/2025	10,625	10,601
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,800
NiSource
5.350%, 04/01/2034	3,445	3,505
Northern States Power
7.125%, 07/01/2025	3,220	3,263
6.250%, 06/01/2036	600	669
4.500%, 06/01/2052	2,845	2,537
2.250%, 04/01/2031	2,720	2,356
NSTAR Electric
3.250%, 05/15/2029	3,788	3,588
Oglethorpe Power
5.375%, 11/01/2040	1,680	1,643
4.500%, 04/01/2047	1,950	1,676
4.250%, 04/01/2046	1,020	824
4.200%, 12/01/2042	170	141
Ohio Power
2.600%, 04/01/2030	5,235	4,690
Oncor Electric Delivery LLC
7.500%, 09/01/2038	115	140
5.650%, 11/15/2033	4,155	4,380
5.550%, 06/15/2054 (A)	5,265	5,424
5.350%, 10/01/2052	1,114	1,118
5.300%, 06/01/2042	1,216	1,221
3.750%, 04/01/2045	3,655	2,941

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas and Electric
6.750%, 01/15/2053	$2,950	$3,314
6.400%, 06/15/2033	2,290	2,456
5.900%, 10/01/2054	1,860	1,909
5.800%, 05/15/2034	3,220	3,348
5.250%, 03/01/2052	170	158
4.950%, 07/01/2050	3,060	2,742
4.500%, 07/01/2040	2,240	1,983
4.200%, 06/01/2041	2,340	1,961
3.500%, 08/01/2050	305	219
PacifiCorp
6.000%, 01/15/2039	4,370	4,625
5.800%, 01/15/2055	3,761	3,862
5.500%, 05/15/2054	375	370
3.300%, 03/15/2051	3,553	2,444
2.900%, 06/15/2052	5,290	3,349
PECO Energy
2.850%, 09/15/2051	2,100	1,389
Potomac Electric Power
5.500%, 03/15/2054	4,820	4,948
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,046
3.950%, 06/01/2047	6,509	5,389
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,354
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,509
Public Service of Colorado
6.250%, 09/01/2037	205	225
5.750%, 05/15/2054	5,405	5,717
4.100%, 06/01/2032	4,600	4,408
3.200%, 03/01/2050	1,730	1,215
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,535
2.200%, 06/15/2031	5,355	4,594
San Diego Gas & Electric
4.950%, 08/15/2028	3,344	3,386
4.500%, 08/15/2040	2,025	1,894
3.320%, 04/15/2050	450	321
Sempra
3.800%, 02/01/2038	1,225	1,051
Southern California Edison
2.850%, 08/01/2029	2,735	2,523
Southern California Gas
5.750%, 06/01/2053	2,799	2,938
5.600%, 04/01/2054	2,515	2,608
4.300%, 01/15/2049	1,100	939
3.750%, 09/15/2042	190	156
2.550%, 02/01/2030	4,835	4,383
Union Electric
5.125%, 03/15/2055	930	903
4.000%, 04/01/2048	1,095	900
3.900%, 09/15/2042	90	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virginia Electric and Power
6.350%, 11/30/2037	$1,750	$1,929
5.000%, 01/15/2034	3,020	3,021
2.950%, 11/15/2051	5,960	3,954
Vistra Operations LLC
5.700%, 12/30/2034 (A)	3,000	3,045
Wisconsin Electric Power
1.700%, 06/15/2028	4,000	3,652
Wisconsin Power & Light
6.375%, 08/15/2037	50	55
3.050%, 10/15/2027	2,465	2,369
Wisconsin Public Service
3.300%, 09/01/2049	2,475	1,795

		421,510

Total Corporate Obligations
(Cost $3,629,965) ($ Thousands)		3,531,221

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
4.625%, 05/15/2044	10,287	10,478
4.625%, 11/15/2044	17,195	17,547
4.500%, 02/15/2044	9,270	9,295
4.500%, 11/15/2054	9,785	9,990
4.250%, 02/15/2054	13,134	12,828
4.250%, 08/15/2054	35,113	34,340
4.125%, 08/15/2044	20,460	19,475
U.S. Treasury Notes
4.500%, 05/15/2027	15,650	15,775
4.250%, 11/15/2034	51,805	52,040
4.125%, 10/31/2026	9,795	9,781
4.125%, 11/15/2027	54,150	54,167
4.125%, 10/31/2029	46,475	46,544
4.125%, 11/30/2031	5,065	5,064
4.000%, 07/31/2029	4,438	4,419
3.875%, 10/15/2027	5,945	5,906
3.875%, 08/15/2034	6,208	6,049
3.375%, 09/15/2027	15	15

Total U.S. Treasury Obligations
(Cost $310,152) ($ Thousands)		313,713

MUNICIPAL BONDS — 2.8%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	5,475	5,335

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB
7.375%, 10/01/2029 (A)	$2,465	$2,525

California — 0.9%
California State University, RB
5.183%, 11/01/2053	8,690	8,738
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,320
California State, Build America Project, GO
7.600%, 11/01/2040	585	723
7.550%, 04/01/2039	2,305	2,823
7.500%, 04/01/2034	5,125	6,015
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,532
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	300	319
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	2,105	1,948
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	3,705	3,954
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	134
University of California Regents, RB
4.132%, 05/15/2032	3,210	3,124

		34,630

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,670
Colorado State, COP
6.817%, 03/15/2028	1,980	2,115

		5,785

Connecticut — 0.1%
Connecticut State, Ser A, GO
4.657%, 05/15/2030	2,000	2,028
3.875%, 06/15/2028	2,555	2,520

		4,548

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, Ser 2010A, RB
6.637%, 04/01/2057	2,358	2,646

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	$2,580	$2,692
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,815	3,753

		6,445

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,439

Massachusetts — 0.2%
Massachusetts Clean Water Trust, Build America Project, RB
5.192%, 08/01/2040	2,995	3,022
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	101
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	83
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,410
1.638%, 07/01/2026	2,125	2,030

		7,646

Michigan — 0.2%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,494
2.671%, 09/01/2049 (B)	4,600	4,398
University of Michigan, Ser C, RB
3.599%, 04/01/2047	4,520	3,876

		9,768

New Hampshire — 0.0%
New Hampshire Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,680	1,670

New York — 0.4%
City of New York New York, Ser D-2, GO
4.719%, 10/01/2032	3,700	3,715
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	162
New York & New Jersey, Port Authority, Ser 174, RB
4.458%, 10/01/2062	205	185
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,311

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Intermediate Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority, Sub-Ser, RB
3.480%, 08/01/2026 (D)	$1,870	$1,842
3.480%, 08/01/2026	230	227
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	3,000	3,019
New York State, Empire State Development, Build America Project, RB
5.770%, 03/15/2039	7,350	7,541

		18,002

Ohio — 0.1%
American Municipal Power, Build America Project, RB
6.053%, 02/15/2043	3,065	3,257

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	3,259	3,317

Pennsylvania — 0.1%
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,965

Texas — 0.1%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	565
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	986
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	583

		2,134

Total Municipal Bonds
(Cost $120,590) ($ Thousands)		114,112

SOVEREIGN DEBT — 0.7%

CDP Financial
5.600%, 11/25/2039(A)	700	743
Chile Government International Bond
5.330%, 01/05/2054	2,065	2,009
3.860%, 06/21/2047	405	320
3.100%, 01/22/2061	320	203
Israel Government International Bond
3.875%, 07/03/2050	2,505	1,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Korea Development Bank
4.375%, 02/15/2028	$5,150	$5,138
Province of British Columbia Canada
4.200%, 07/06/2033	7,065	6,894
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	275
Republic of Poland Government International Bond
4.875%, 10/04/2033	3,400	3,346
Saudi Government International Bond MTN
5.750%, 01/16/2054(A)	6,225	6,131

Total Sovereign Debt
(Cost $27,152) ($ Thousands)		26,893

	Shares
CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	69,243,702	69,244
Total Cash Equivalent
(Cost $69,244) ($ Thousands)		69,244
Total Investments in Securities — 100.4%
(Cost $4,157,103) ($ Thousands)		$4,055,183

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	270	Mar-2025	$55,535	$55,650	$115
U.S. 5-Year Treasury Note	368	Mar-2025	39,402	39,597	195
U.S. Ultra Long Treasury Bond	44	Mar-2025	5,465	5,597	132
			100,402	100,844	442
Short Contracts
Ultra 10-Year U.S. Treasury Note	(643)	Mar-2025	$(73,080)	$(73,815)	$(735)
			$27,322	$27,029	$(293)

Percentages are based on Net Assets of $4,039,124 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2024.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $669,527 ($ Thousands), representing 16.6% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,531,221	–	3,531,221
U.S. Treasury Obligations	–	313,713	–	313,713
Municipal Bonds	–	114,112	–	114,112
Sovereign Debt	–	26,893	–	26,893
Cash Equivalent	69,244	–	–	69,244
Total Investments in Securities	69,244	3,985,939	–	4,055,183

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	442	–	–	442
Unrealized Depreciation	(735)	–	–	(735)
Total Other Financial Instruments	(293)	–	–	(293)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$33,054	$989,292	$(953,102)	$—	$—	$69,244	$1,084	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 77.0%

Communication Services — 6.5%
Alphabet Inc, Cl A	147,198	$24,869
Alphabet Inc, Cl C	120,644	20,569
AT&T Inc	179,217	4,151
Charter Communications Inc, Cl A *	2,528	1,003
Comcast Corp, Cl A	96,552	4,170
Electronic Arts Inc	6,055	991
Fox Corp	10,366	479
Interpublic Group of Cos Inc/The	10,600	327
Live Nation Entertainment Inc *	3,900	539
Match Group Inc *	7,300	239
Meta Platforms Inc, Cl A	54,900	31,530
Netflix Inc *	10,764	9,546
News Corp	3,400	109
News Corp, Cl A	10,400	305
Omnicom Group Inc	4,676	490
Paramount Global, Cl B	14,240	154
Take-Two Interactive Software Inc *	3,963	747
T-Mobile US Inc	12,220	3,018
Verizon Communications Inc	105,289	4,668
Walt Disney Co/The	45,389	5,332
Warner Bros Discovery Inc *	53,581	562

		113,798
Consumer Discretionary — 7.8%
Airbnb Inc, Cl A *	11,203	1,525
Amazon.com Inc *	234,797	48,812
Aptiv PLC *	6,220	345
AutoZone Inc *	421	1,334
Best Buy Co Inc	5,300	477
Booking Holdings Inc	838	4,359
BorgWarner Inc	6,200	213
Caesars Entertainment Inc *	5,900	227
CarMax Inc *	4,400	370
Carnival Corp, Cl A *	25,099	638
Chipotle Mexican Grill Inc, Cl A *	34,033	2,094
Darden Restaurants Inc	2,832	499
Deckers Outdoor Corp *	3,810	747
Domino's Pizza Inc	825	393
DR Horton Inc	7,616	1,285
eBay Inc	12,296	778
Expedia Group Inc *	2,954	545
Ford Motor Co	95,886	1,067
Garmin Ltd	3,981	846
General Motors Co	27,798	1,545
Genuine Parts Co	3,850	488
Hasbro Inc	3,600	235
Hilton Worldwide Holdings Inc	6,096	1,545
Home Depot Inc/The	24,879	10,676
Las Vegas Sands Corp	8,341	443
Lennar Corp, Cl A	6,218	1,084
LKQ Corp	7,300	287
Lowe's Cos Inc	14,238	3,879

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lululemon Athletica Inc *	2,987	$958
Marriott International Inc/MD, Cl A	5,788	1,673
McDonald's Corp	17,954	5,315
MGM Resorts International *	7,015	269
Mohawk Industries Inc *	1,528	212
NIKE Inc, Cl B	30,776	2,424
Norwegian Cruise Line Holdings Ltd *	12,400	333
NVR Inc *	80	739
O'Reilly Automotive Inc *	1,481	1,841
Pool Corp	895	338
PulteGroup Inc	5,145	696
Ralph Lauren Corp, Cl A	1,100	255
Ross Stores Inc	8,223	1,274
Royal Caribbean Cruises Ltd	5,851	1,428
Starbucks Corp	28,245	2,894
Tapestry Inc	6,300	392
Tesla Inc *	69,703	24,059
TJX Cos Inc/The	28,219	3,547
Tractor Supply Co	2,700	766
Ulta Beauty Inc *	1,129	437
Wynn Resorts Ltd	2,600	245
Yum! Brands Inc	7,313	1,016

		137,847
Consumer Staples — 4.2%
Altria Group Inc	42,466	2,452
Archer-Daniels-Midland Co	12,607	688
Brown-Forman Corp, Cl B	4,925	207
Bunge Global SA	4,000	359
Campbell Soup Co	5,400	250
Church & Dwight Co Inc	6,100	672
Clorox Co/The	2,962	495
Coca-Cola Co/The	97,154	6,226
Colgate-Palmolive Co	20,284	1,960
Conagra Brands Inc	13,300	366
Constellation Brands Inc, Cl A	3,989	961
Costco Wholesale Corp	11,123	10,810
Dollar General Corp	6,110	472
Dollar Tree Inc *	5,697	406
Estee Lauder Cos Inc/The, Cl A	6,365	459
General Mills Inc	14,105	935
Hershey Co/The	3,566	628
Hormel Foods Corp	7,900	256
J M Smucker Co/The	2,882	340
Kellanova	7,300	593
Kenvue Inc	47,103	1,134
Keurig Dr Pepper Inc	29,067	949
Kimberly-Clark Corp	8,287	1,155
Kraft Heinz Co/The	22,042	705
Kroger Co/The	17,295	1,056
Lamb Weston Holdings Inc	4,000	309
McCormick & Co Inc/MD	6,009	471
Molson Coors Beverage Co, Cl B	5,000	310
Mondelez International Inc, Cl A	34,202	2,222

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Monster Beverage Corp *	17,902	$987
PepsiCo Inc	34,386	5,620
Philip Morris International Inc	38,908	5,177
Procter & Gamble Co/The	59,060	10,587
Sysco Corp	12,516	965
Target Corp	11,813	1,563
Tyson Foods Inc, Cl A	6,787	438
Walgreens Boots Alliance Inc	19,552	176
Walmart Inc	108,956	10,079

		73,438
Energy — 2.5%
APA Corp	9,000	204
Baker Hughes Co, Cl A	24,396	1,072
Chevron Corp	42,619	6,901
ConocoPhillips	32,553	3,527
Coterra Energy Inc, Cl A	17,636	471
Devon Energy Corp	15,558	590
Diamondback Energy Inc	4,900	870
EOG Resources Inc	14,107	1,880
EQT Corp	14,377	653
Exxon Mobil Corp	111,517	13,155
Halliburton Co	22,002	701
Hess Corp	6,979	1,027
Kinder Morgan Inc	47,650	1,347
Marathon Petroleum Corp	8,254	1,289
Occidental Petroleum Corp	16,926	856
ONEOK Inc	14,463	1,643
Phillips 66	10,826	1,451
Schlumberger NV	36,181	1,590
Targa Resources Corp	5,597	1,143
Texas Pacific Land Corp	488	781
Valero Energy Corp	8,296	1,154
Williams Cos Inc/The	30,216	1,768

		44,073
Financials — 10.1%
Aflac Inc	12,818	1,461
Allstate Corp/The	6,780	1,406
American Express Co	14,041	4,278
American International Group Inc	15,859	1,219
Ameriprise Financial Inc	2,497	1,433
Aon PLC, Cl A	5,398	2,114
Arch Capital Group Ltd	9,441	951
Arthur J Gallagher & Co	5,587	1,744
Assurant Inc	1,500	341
Bank of America Corp	169,242	8,041
Bank of New York Mellon Corp/The	18,244	1,494
Berkshire Hathaway Inc, Cl B *	46,015	22,226
BlackRock Funding	3,477	3,556
Blackstone Inc	17,976	3,435
Brown & Brown Inc	5,729	648
Capital One Financial Corp	9,470	1,818
Cboe Global Markets Inc	2,514	543

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Charles Schwab Corp/The	37,259	$3,084
Chubb Ltd	9,359	2,702
Cincinnati Financial Corp	3,873	619
Citigroup Inc	47,612	3,374
Citizens Financial Group Inc	10,742	517
CME Group Inc, Cl A	9,210	2,192
Corpay Inc *	1,679	640
Discover Financial Services	6,562	1,197
Erie Indemnity Co, Cl A	700	308
Everest Group Ltd	1,200	465
FactSet Research Systems Inc	1,000	491
Fidelity National Information Services Inc	14,241	1,215
Fifth Third Bancorp	16,979	816
Fiserv Inc *	14,364	3,174
Franklin Resources Inc	8,200	187
Global Payments Inc	6,366	757
Globe Life Inc	2,300	256
Goldman Sachs Group Inc/The	7,900	4,808
Hartford Financial Services Group Inc/The	7,366	908
Huntington Bancshares Inc/OH	35,116	632
Intercontinental Exchange Inc	14,705	2,367
Invesco Ltd	13,000	235
Jack Henry & Associates Inc	2,000	352
JPMorgan Chase & Co	71,451	17,843
KeyCorp	22,039	429
KKR & Co Inc	16,803	2,737
Loews Corp	5,100	442
M&T Bank Corp	4,203	925
MarketAxess Holdings Inc	1,100	285
Marsh & McLennan Cos Inc	12,257	2,859
Mastercard Inc, Cl A	20,701	11,032
MetLife Inc	15,231	1,344
Moody's Corp	4,002	2,001
Morgan Stanley	31,135	4,098
MSCI Inc, Cl A	1,994	1,216
Nasdaq Inc	10,097	838
Northern Trust Corp	4,840	538
PayPal Holdings Inc *	26,176	2,271
PNC Financial Services Group Inc/The	9,877	2,121
Principal Financial Group Inc	5,063	441
Progressive Corp/The	14,634	3,935
Prudential Financial Inc	9,129	1,181
Raymond James Financial Inc	4,786	810
Regions Financial Corp	22,712	619
S&P Global Inc	8,004	4,182
Synchrony Financial	9,498	641
T Rowe Price Group Inc	5,392	668
Travelers Cos Inc/The	5,802	1,544
Truist Financial Corp	33,142	1,580
US Bancorp	39,901	2,126
Visa Inc, Cl A	41,928	13,211
W R Berkley Corp	7,163	462
Wells Fargo & Co	85,271	6,495

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Willis Towers Watson PLC	2,548	$820

		177,698
Health Care — 7.7%
Abbott Laboratories	43,540	5,171
AbbVie Inc	44,281	8,100
Agilent Technologies Inc	7,388	1,019
Align Technology Inc *	1,913	445
Amgen Inc	13,422	3,797
Baxter International Inc	14,138	476
Becton Dickinson & Co	7,372	1,636
Biogen Inc *	3,615	581
Bio-Techne Corp	4,300	324
Boston Scientific Corp *	36,752	3,332
Bristol-Myers Squibb Co	50,551	2,994
Cardinal Health Inc	6,101	746
Catalent Inc *	5,000	305
Cencora Inc	4,434	1,115
Centene Corp *	12,802	768
Charles River Laboratories International Inc *	1,400	279
Cigna Group/The	7,160	2,419
Cooper Cos Inc/The *	4,758	497
CVS Health Corp	32,111	1,922
Danaher Corp	16,057	3,849
DaVita Inc *	1,400	233
Dexcom Inc *	9,749	760
Edwards Lifesciences Corp *	15,209	1,085
Elevance Health Inc	5,768	2,347
Eli Lilly & Co	19,807	15,753
GE HealthCare Technologies Inc	11,734	976
Gilead Sciences Inc	31,030	2,873
HCA Healthcare Inc	4,595	1,503
Henry Schein Inc *	3,500	270
Hologic Inc *	5,517	439
Humana Inc	3,065	908
IDEXX Laboratories Inc *	2,070	873
Incyte Corp *	4,400	328
Insulet Corp *	1,900	507
Intuitive Surgical Inc *	8,873	4,809
IQVIA Holdings Inc *	4,357	875
Johnson & Johnson	60,375	9,359
Labcorp Holdings Inc	2,065	498
McKesson Corp	3,316	2,084
Medtronic PLC	31,958	2,766
Merck & Co Inc	63,497	6,454
Mettler-Toledo International Inc *	548	686
Moderna Inc *	9,238	398
Molina Healthcare Inc *	1,600	477
Pfizer Inc	141,519	3,709
Quest Diagnostics Inc	2,642	430
Regeneron Pharmaceuticals Inc *	2,715	2,037
ResMed Inc	3,693	920
Revvity Inc	3,400	395

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Solventum Corp *	3,814	$273
STERIS PLC	2,362	517
Stryker Corp	8,557	3,356
Teleflex Inc	1,300	251
Thermo Fisher Scientific Inc	9,557	5,062
UnitedHealth Group Inc	23,181	14,145
Universal Health Services Inc, Cl B	1,700	348
Vertex Pharmaceuticals Inc *	6,436	3,013
Viatris Inc	33,274	435
Waters Corp *	1,427	549
West Pharmaceutical Services Inc	1,857	605
Zimmer Biomet Holdings Inc	4,890	548
Zoetis Inc, Cl A	11,248	1,971

		135,600
Industrials — 6.3%
3M Co	13,623	1,819
A O Smith Corp	3,300	246
Allegion PLC	2,433	343
Amentum Holdings *	3,500	85
AMETEK Inc	6,046	1,175
Automatic Data Processing Inc	10,173	3,122
Axon Enterprise Inc *	1,860	1,203
Boeing Co/The *	18,207	2,830
Broadridge Financial Solutions Inc	2,996	707
Builders FirstSource Inc *	3,100	578
Carrier Global Corp	20,781	1,608
Caterpillar Inc	12,132	4,927
CH Robinson Worldwide Inc	3,200	338
Cintas Corp	8,754	1,977
Copart Inc *	22,228	1,409
CSX Corp	48,060	1,757
Cummins Inc	3,494	1,310
Dayforce Inc *	4,300	344
Deere & Co	6,390	2,977
Delta Air Lines Inc	16,704	1,066
Dover Corp	3,432	707
Eaton Corp PLC	9,944	3,733
Emerson Electric Co	14,632	1,940
Equifax Inc	3,106	812
Expeditors International of Washington Inc	3,838	467
Fastenal Co	14,097	1,178
FedEx Corp	5,748	1,740
Fortive Corp	8,730	693
GE Vernova Inc *	6,835	2,284
Generac Holdings Inc *	1,700	320
General Dynamics Corp	6,395	1,816
General Electric Co	27,131	4,942
Honeywell International Inc	16,266	3,789
Howmet Aerospace Inc	10,046	1,189
Hubbell Inc, Cl B	1,331	612
Huntington Ingalls Industries Inc	1,100	218
IDEX Corp	1,794	414
Illinois Tool Works Inc	6,902	1,915

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingersoll Rand Inc	10,198	$1,062
Jacobs Solutions Inc	2,967	419
JB Hunt Transport Services Inc	1,892	358
Johnson Controls International PLC	17,269	1,448
L3Harris Technologies Inc	4,809	1,184
Leidos Holdings Inc	3,462	573
Lockheed Martin Corp	5,286	2,798
Masco Corp	5,172	417
Nordson Corp	1,500	392
Norfolk Southern Corp	5,758	1,588
Northrop Grumman Corp	3,405	1,667
Old Dominion Freight Line Inc	4,629	1,042
Otis Worldwide Corp	10,157	1,046
PACCAR Inc	13,352	1,562
Parker-Hannifin Corp	3,292	2,314
Paychex Inc	7,885	1,153
Paycom Software Inc	1,400	325
Pentair PLC	4,546	496
Quanta Services Inc	3,736	1,287
Republic Services Inc, Cl A	5,325	1,162
Rockwell Automation Inc	2,848	841
Rollins Inc	7,825	394
RTX Corp	33,242	4,050
Snap-on Inc	1,292	478
Southwest Airlines Co	14,267	462
Stanley Black & Decker Inc	4,300	385
Textron Inc	4,551	390
Trane Technologies PLC	5,782	2,407
TransDigm Group Inc	1,391	1,743
Uber Technologies Inc *	52,479	3,776
Union Pacific Corp	15,217	3,723
United Airlines Holdings Inc *	8,232	797
United Parcel Service Inc, Cl B	18,232	2,474
United Rentals Inc	1,694	1,467
Veralto Corp	6,148	665
Verisk Analytics Inc, Cl A	3,598	1,059
Waste Management Inc	9,342	2,132
Westinghouse Air Brake Technologies Corp	4,547	912
WW Grainger Inc	1,096	1,321
Xylem Inc/NY	6,077	770

		111,129
Information Technology — 26.9%
Adobe Inc *	11,102	5,728
Advanced Micro Devices Inc *	40,518	5,558
Akamai Technologies Inc *	4,200	395
Amphenol Corp, Cl A	30,834	2,240
Analog Devices Inc	12,363	2,696
ANSYS Inc *	2,187	768
Apple Inc	537,813	127,639
Applied Materials Inc	20,675	3,612
Arista Networks Inc *	6,416	2,604
Autodesk Inc *	5,338	1,558
Broadcom Inc	116,911	18,949

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cadence Design Systems Inc *	6,804	$2,088
CDW Corp/DE	3,316	583
Cisco Systems Inc	100,892	5,974
Cognizant Technology Solutions Corp, Cl A	12,906	1,039
Corning Inc	20,022	975
Crowdstrike Holdings Inc, Cl A *	5,905	2,043
Dell Technologies Inc, Cl C	7,493	956
Enphase Energy Inc *	3,768	269
EPAM Systems Inc *	1,577	385
F5 Inc *	1,600	401
Fair Isaac Corp *	624	1,482
First Solar Inc *	2,559	510
Fortinet Inc *	15,701	1,492
Gartner Inc *	1,947	1,008
Gen Digital Inc	13,163	406
GoDaddy Inc, Cl A *	3,511	694
Hewlett Packard Enterprise Co	32,443	688
HP Inc	24,633	873
Intel Corp	106,247	2,555
International Business Machines Corp	23,054	5,243
Intuit Inc	6,990	4,486
Jabil Inc	2,598	353
Juniper Networks Inc	8,900	320
Keysight Technologies Inc *	4,351	743
KLA Corp	3,441	2,226
Lam Research	32,437	2,396
Microchip Technology Inc	13,118	894
Micron Technology Inc	27,635	2,707
Microsoft Corp	285,305	120,815
Monolithic Power Systems Inc	1,218	691
Motorola Solutions Inc	4,269	2,133
NetApp Inc	5,107	626
NVIDIA Corp	618,484	85,505
ON Semiconductor Corp *	10,707	762
Oracle Corp	40,064	7,405
Palantir Technologies Inc, Cl A *	50,256	3,371
Palo Alto Networks Inc *	8,079	3,133
PTC Inc *	2,893	579
Qorvo Inc *	2,700	186
QUALCOMM Inc	27,853	4,416
Roper Technologies Inc	2,650	1,501
Salesforce Inc	24,295	8,017
Seagate Technology Holdings PLC	5,400	547
ServiceNow Inc *	5,157	5,412
Skyworks Solutions Inc	4,454	390
Super Micro Computer *	13,640	445
Synopsys Inc *	3,921	2,190
Teledyne Technologies Inc *	1,123	545
Teradyne Inc	4,300	473
Texas Instruments Inc	22,835	4,591
Trimble Inc *	5,788	422
Tyler Technologies Inc *	1,063	669
VeriSign Inc *	2,340	438

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Western Digital Corp *	7,861	$574
Zebra Technologies Corp, Cl A *	1,400	570

		471,942
Materials — 1.5%
Air Products and Chemicals Inc	5,676	1,898
Albemarle Corp	3,196	344
Amcor PLC	40,107	427
Avery Dennison Corp	2,200	453
Ball Corp	7,224	449
Celanese Corp, Cl A	2,800	205
CF Industries Holdings Inc	5,046	452
Corteva Inc	18,062	1,124
Dow Inc	17,557	776
DuPont de Nemours Inc	10,500	878
Eastman Chemical Co	3,300	346
Ecolab Inc	6,265	1,559
FMC Corp	3,600	213
Freeport-McMoRan Inc, Cl B	36,615	1,618
International Flavors & Fragrances Inc	6,148	562
International Paper Co	8,303	488
Linde PLC	12,034	5,548
LyondellBasell Industries NV, Cl A	6,229	519
Martin Marietta Materials Inc	1,539	923
Mosaic Co/The	8,763	232
Newmont Corp	29,732	1,247
Nucor Corp	5,803	898
Packaging Corp of America	2,199	547
PPG Industries Inc	5,832	725
Sherwin-Williams Co/The	5,772	2,294
Smurfit WestRock PLC	11,947	657
Steel Dynamics Inc	3,431	498
Vulcan Materials Co	3,328	959

		26,839
Real Estate — 1.7%
Alexandria Real Estate Equities Inc ‡	3,686	406
American Tower Corp, Cl A ‡	11,964	2,500
AvalonBay Communities Inc ‡	3,564	839
BXP Inc ‡	4,000	328
Camden Property Trust ‡	2,900	365
CBRE Group Inc, Cl A *	7,605	1,065
CoStar Group Inc *	10,268	835
Crown Castle Inc ‡	11,003	1,169
Digital Realty Trust Inc ‡	7,970	1,560
Equinix Inc ‡	2,362	2,318
Equity Residential ‡	8,481	650
Essex Property Trust Inc ‡	1,532	476
Extra Space Storage Inc ‡	5,330	911
Federal Realty Investment Trust ‡	2,100	245
Healthpeak Properties Inc ‡	18,600	409
Host Hotels & Resorts Inc ‡	19,585	361
Invitation Homes Inc ‡	13,578	465
Iron Mountain Inc ‡	7,604	940

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kimco Realty Corp ‡	18,300	$468
Mid-America Apartment Communities Inc ‡	2,782	457
Prologis Inc ‡	23,066	2,694
Public Storage ‡	4,059	1,413
Realty Income Corp ‡	22,092	1,279
Regency Centers Corp ‡	4,500	340
SBA Communications Corp, Cl A ‡	2,664	603
Simon Property Group Inc ‡	7,568	1,389
UDR Inc ‡	8,300	381
Ventas Inc ‡	9,992	640
VICI Properties Inc, Cl A ‡	26,291	857
Welltower Inc ‡	14,369	1,986
Weyerhaeuser Co ‡	17,990	580

		28,929
Utilities — 1.8%
AES Corp/The	19,600	256
Alliant Energy Corp	7,100	449
Ameren Corp	6,621	625
American Electric Power Co Inc	13,505	1,349
American Water Works Co Inc	4,715	646
Atmos Energy Corp	3,734	565
CenterPoint Energy Inc	17,592	574
CMS Energy Corp	7,149	498
Consolidated Edison Inc	8,970	902
Constellation Energy Corp	7,768	1,993
Dominion Energy Inc	20,666	1,214
DTE Energy Co	5,002	629
Duke Energy Corp	19,761	2,313
Edison International	9,686	850
Entergy Corp	5,361	837
Evergy Inc	6,299	407
Eversource Energy	8,585	554
Exelon Corp	26,020	1,029
FirstEnergy Corp	12,285	523
NextEra Energy Inc	51,339	4,039
NiSource Inc	12,100	461
NRG Energy Inc	4,937	502
PG&E Corp	52,565	1,137
Pinnacle West Capital Corp	3,100	290
PPL Corp	17,819	622
Public Service Enterprise Group Inc	12,604	1,189
Sempra	16,112	1,509
Southern Co/The	27,212	2,425
Vistra Corp	8,483	1,356
WEC Energy Group Inc	7,916	800
Xcel Energy Inc	14,062	1,020

		31,563
Total Common Stock
(Cost $390,141) ($ Thousands)		1,352,856

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK†† — 0.5%

China — 0.1%
Information Technology — 0.1%
NXP Semiconductors NV	6,294	$1,444

Ireland — 0.3%
Information Technology — 0.3%
Accenture PLC, Cl A	15,683	5,683

Switzerland — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	7,797	1,178

Total Foreign Common Stock
(Cost $2,536) ($ Thousands)		8,305

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.580%**†	21,581,602	21,582
Total Cash Equivalent
(Cost $21,582) ($ Thousands)		21,582

PURCHASED OPTIONS — 0.5%
Total Purchased Options
(Cost $8,121) ($ Thousands)		8,612

PURCHASED SWAPTIONS — 0.5%
Total Purchased Swaptions
(Cost $8,824) ($ Thousands)		9,007

Total Investments in Securities — 79.7%
(Cost $431,204) ($ Thousands)		$1,400,362

WRITTEN OPTIONS — (0.3)%
Total Written Options
(Premiums Received $6,504) ($ Thousands)		$(4,954)

WRITTEN SWAPTIONS — (0.4)%
Total Written Swaptions
(Premiums Received $5,550) ($ Thousands)		$(6,566)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Dynamic Asset Allocation Fund (Continued)

A list of open exchange traded options contracts for the Fund at November 30, 2024, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.5%
Call Options
EUR PUT / USD CALL	212,000,000	$222,600	$1.05	5/17/2025	$3,084
USD CALL / CNH PUT	340,000,000	2,465,000	7.25	8/16/2025	5,528

Total Purchased Options		$2,687,600			$8,612
WRITTEN OPTIONS — (0.3)%
Put Options
CNH CALL / USD PUT	(340,000,000)	$(2,329,000)	6.85	08/16/2025	$(2,073)

Call Options
EUR PUT / USD CALL	(212,000,000)	(216,240)	1.02	05/17/2025	(1,542)
USD CALL / CNH PUT	(340,000,000)	(2,628,540)	7.73	08/16/2025	(1,339)

		(2,844,780)			(2,881)

Total Written Options		$(5,173,780)			$(4,954)

A list of over the counter swaptions contracts for the Fund at November 30, 2024, is as follows:
Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 0.5%
Call Swaptions
Swaptions	Bank of America Merrill Lynch	$1,696,000,000	$0.12	05/17/2025	$1,343

Put Swaptions
Swaptions	Bank of America Merrill Lynch	$1,590,000,000	3.86	07/18/2026	$5,419
Swaptions	Bank of America Merrill Lynch	660,000,000	3.86	07/18/2026	2,245
		2,250,000,000			7,664
Total Purchased Swaptions		$3,946,000,000			$9,007
WRITTEN SWAPTIONS — (0.4)%
Put Swaptions
Swaptions	Bank of America Merrill Lynch	$(3,180,000,000)	4.36	07/18/2026	$(4,607)
Swaptions	Bank of America Merrill Lynch	(1,320,000,000)	4.36	07/18/2026	(1,908)
		(4,500,000,000)			(6,515)
Call Swaptions
Swaptions	Bank of America Merrill Lynch	$(1,696,000,000)	0.87	05/17/2025	$(51)
Total Written Swaptions		$(6,196,000,000)			$(6,566)

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	1,575	Dec-2024	$449,076	$476,555	$27,479
			$449,076	$476,555	$27,479

SEI Institutional Investments Trust

A list of OTC swap agreements held by the fund at November 30, 2024, is as follows

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	Apple	ASSET RETURN	SOFR + 90BPS	Annually	02/27/2025	USD	6,310	$(199)	$–	$(199)
Goldman Sachs^	Apple	ASSET RETURN	SOFR + 90BPS	Quarterly	02/27/2025	USD	29,446	(929)	–	(929)
Goldman Sachs^	BCOMTR	TREASURY BILL RATE + 7.5BPS	Index RETURN	Annually	12/12/2024	USD	71,208	637	–	637
Goldman Sachs	Microsoft Corp	ASSET RETURN	SOFR + 90BPS	Annually	02/27/2025	USD	7,243	(105)	–	(105)
Goldman Sachs^	Microsoft Corp	ASSET RETURN	SOFR + 90BPS	Quarterly	02/27/2025	USD	33,802	(493)	–	(493)
								$(1,089)	$–	$(1,089)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.385%^	U.S. CPI	Annually	07/31/2029	USD	265,000	$2,356	$–	$2,356
2.39%^	U.S. CPI	Annually	07/31/2029	USD	265,000	2,299	–	2,299
2.4%^	U.S. CPI	Annually	08/01/2029	USD	107,000	879	–	879
2.659%^	U.S. CPI	Annually	02/27/2033	USD	269,000	10,118	–	10,118
0.280960% FIXED	1-Day JPY-MUTKCALM Compounded-OIS	Annually	05/15/2026	JPY	264,893,382	7,257	–	7,257
0.29283%	TONAR	Annually	05/15/2026	JPY	209,944,853	5,587	–	5,587
SOFR	3.41%	Annually	12/11/2028	USD	1,023,842	(3,033)	–	(3,033)
3.432%	SOFR	Annually	12/11/2056	USD	107,637	879	–	879
3.707%	SOFR	Annually	03/05/2034	USD	345,000	(1,053)	–	(1,053)
3.726%	USD-SOFR-OIS COMPOUND	Annually	06/18/2034	USD	163,000	(523)	–	(523)
3.745%	USD-SOFR-OIS COMPOUND	Annually	06/11/2034	USD	164,000	(652)	–	(652)
4.161% FIXED	SOFR	Annually	11/02/2056	USD	214,675	(24,634)	–	(24,634)
4.27250000%	SOFR	Annually	07/22/2025	USD	1,150,000	1,040	–	1,040
SOFR	4.35%	Annually	11/02/2031	USD	837,500	27,374	–	27,374
4.36%	USD-SOFR-OIS COMPOUND	Annually	07/26/2025	USD	517,500	167	–	167
						$28,061	$–	$28,061

Percentages are based on Net Assets of $1,757,862 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2024.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of November 30, 2024.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,352,856	–	–	1,352,856
Foreign Common Stock	8,305	–	–	8,305
Cash Equivalent	21,582	–	–	21,582
Purchased Options	8,612	–	–	8,612
Purchased Swaptions	9,007	–	–	9,007
Total Investments in Securities	1,400,362	–	–	1,400,362

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(4,954)	–	–	(4,954)
Written Swaptions	(6,566)	–	–	(6,566)
Futures Contracts*
Unrealized Appreciation	27,479	–	–	27,479
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	637	–	637
Unrealized Depreciation	–	(1,726)	–	(1,726)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	57,956	–	57,956
Unrealized Depreciation	–	(29,895)	–	(29,895)
Total Other Financial Instruments	15,959	26,972	–	42,931

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Dynamic Asset Allocation Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2024 ($ Thousands):

Security Description	Value 5/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,589	$123,523	$(121,530)	$—	$—	$21,582	$469	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 50.5%
U.S. Treasury Bills
4.637%, 12/17/2024 (A)	$11,596	$11,574
4.612%, 12/19/2024 ^(A)	4,000	3,992
4.540%, 12/10/2024 ^(A)	300	300
4.535%, 01/16/2025 ^(A)	9,000	8,950
4.529%, 12/24/2024 ^(A)	1,300	1,296
4.522%, 12/05/2024 ^(A)	8,000	7,997
4.496%, 12/12/2024 ^(A)	10,000	9,987
4.473%, 01/23/2025 ^(A)	7,000	6,955
4.447%, 01/30/2025 ^(A)	9,300	9,232
4.444%, 02/13/2025 ^(A)	12,000	11,893
4.443%, 02/06/2025 ^(A)	9,000	8,927
U.S. Treasury Inflation-Protected Securities
0.375%, 07/15/2027	182,357	176,435
0.250%, 07/15/2029 (B)	63,044	59,028
U.S. Treasury Notes ^
5.000%, 08/31/2025	1,000	1,004
4.875%, 05/31/2026	800	807
4.750%, 07/31/2025	1,200	1,202
4.695%, USBMMY3M + 0.245%, 01/31/2026 (C)	8,300	8,308
4.655%, USBMMY3M + 0.205%, 10/31/2026 (C)	1,000	1,001
4.650%, USBMMY3M + 0.200%, 01/31/2025 (C)	10,300	10,299
4.625%, 02/28/2025	700	700
4.620%, USBMMY3M + 0.170%, 10/31/2025 (C)	9,200	9,201
4.619%, USBMMY3M + 0.169%, 04/30/2025 (C)	7,500	7,500
4.600%, USBMMY3M + 0.150%, 04/30/2026 (C)	900	900
4.575%, USBMMY3M + 0.125%, 07/31/2025 (C)	7,600	7,598
4.500%, 04/15/2027	1,000	1,008
4.375%, 08/15/2026	1,200	1,203
4.375%, 07/15/2027	800	805
4.000%, 02/15/2026	700	697
3.750%, 08/31/2026	400	397
3.375%, 09/15/2027	800	784

Total U.S. Treasury Obligations
(Cost $370,090) ($ Thousands)		369,980

	Shares
COMMON STOCK — 29.8%

Communication Services — 2.4%
Alphabet Inc, Cl A	11,891	2,009
Alphabet Inc, Cl C	9,988	1,703
AST SpaceMobile Inc, Cl A *	2,092	50
AT&T Inc (D)	90,944	2,106
Cinemark Holdings Inc *	1,175	41

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cogent Communications Holdings Inc	796	$65
Electronic Arts Inc	1,580	259
Frontier Communications Parent Inc *	3,600	125
GCI Liberty - Escrow *	1,350	—
Iridium Communications Inc	1,840	55
Liberty Global Ltd, Cl A *	1,779	25
Liberty Global PLC *	1,845	27
Liberty Latin America Ltd, Cl C *	3,003	21
Liberty Media Corp-Liberty Formula One, Cl C *	1,205	106
Liberty Media Corp-Liberty Live, Cl C *	172	13
Live Nation Entertainment Inc *	997	138
Lumen Technologies Inc *	12,326	90
Madison Square Garden Sports Corp, Cl A *	70	16
Match Group Inc *	938	31
Meta Platforms Inc, Cl A	4,382	2,517
Netflix Inc *	2,409	2,136
Pinterest Inc, Cl A *	1,345	41
ROBLOX Corp, Cl A *	3,281	164
Roku Inc, Cl A *	673	46
Spotify Technology SA *	880	420
Sunrise Communication *	725	35
Take-Two Interactive Software Inc *	910	171
Telephone and Data Systems Inc	1,012	35
TKO Group Holdings Inc, Cl A *	559	77
T-Mobile US Inc	6,297	1,555
Verizon Communications Inc	53,647	2,379
Walt Disney Co/The	10,559	1,240
Warner Bros Discovery Inc *(D)	14,299	150

		17,846
Consumer Staples — 7.4%
Albertsons Cos Inc, Cl A	6,765	134
Altria Group Inc (D)	27,335	1,578
Andersons Inc/The	375	18
Archer-Daniels-Midland Co	8,277	452
BellRing Brands Inc *	2,383	187
BJ's Wholesale Club Holdings Inc *	2,166	209
Boston Beer Co Inc/The, Cl A *	114	36
Brown-Forman Corp, Cl A	1,163	48
Brown-Forman Corp, Cl B	3,030	128
Bunge Global SA	2,553	229
Cal-Maine Foods Inc	723	71
Campbell Soup Co	3,073	142
Casey's General Stores Inc	619	261
Celsius Holdings Inc *	2,871	82
Central Garden & Pet Co, Cl A *	586	20
Chefs' Warehouse Inc/The *	463	21
Church & Dwight Co Inc	4,058	447
Clorox Co/The	2,155	360
Coca-Cola Co/The (D)	67,208	4,307
Coca-Cola Consolidated Inc	105	137
Colgate-Palmolive Co	14,078	1,360
Conagra Brands Inc	7,932	219

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Constellation Brands Inc, Cl A	2,739	$660
Costco Wholesale Corp (D)	7,663	7,448
Coty Inc, Cl A *	5,345	39
Darling Ingredients Inc *	3,085	125
Dole PLC	1,997	30
Dollar General Corp	3,896	301
Dollar Tree Inc *	3,413	243
Edgewell Personal Care Co	606	22
elf Beauty Inc *	1,023	132
Energizer Holdings Inc	1,064	41
Estee Lauder Cos Inc/The, Cl A	5,355	386
Flowers Foods Inc	3,606	82
Fresh Del Monte Produce Inc	1,101	37
Freshpet Inc *	833	127
General Mills Inc	9,608	637
Grocery Outlet Holding Corp *	2,231	47
Hain Celestial Group Inc/The *	2,310	19
Herbalife Ltd *	2,495	19
Hershey Co/The	2,537	447
Hormel Foods Corp	5,256	170
Ingles Markets Inc, Cl A	394	29
Ingredion Inc	1,022	151
Inter Parfums Inc	259	36
J & J Snack Foods Corp	343	60
J M Smucker Co/The	1,709	201
John B Sanfilippo & Son Inc	339	29
Kellanova	4,370	355
Kenvue Inc	33,183	799
Keurig Dr Pepper Inc	18,233	595
Kimberly-Clark Corp	5,780	805
Kraft Heinz Co/The	15,465	494
Kroger Co/The	11,224	686
Lamb Weston Holdings Inc	2,750	212
Lancaster Colony Corp	385	72
Maplebear Inc *	2,749	120
McCormick & Co Inc/MD	4,302	337
MGP Ingredients Inc	315	15
Molson Coors Beverage Co, Cl B	3,062	190
Mondelez International Inc, Cl A	23,408	1,520
Monster Beverage Corp *	12,273	677
National Beverage Corp	330	16
Nu Skin Enterprises Inc, Cl A	1,445	11
PepsiCo Inc (D)	23,600	3,857
Performance Food Group Co *	2,846	251
Philip Morris International Inc (D)	26,545	3,532
Pilgrim's Pride Corp *	633	33
Post Holdings Inc *	957	115
PriceSmart Inc	901	81
Primo Brands Corp	2,994	85
Procter & Gamble Co/The (D)	40,713	7,298
Reynolds Consumer Products Inc	542	15
Simply Good Foods Co/The *	1,236	49
SpartanNash Co	1,457	28

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spectrum Brands Holdings Inc	552	$51
Sprouts Farmers Market Inc *	1,746	270
Sysco Corp	8,504	656
Target Corp	7,979	1,056
TreeHouse Foods Inc *	1,204	41
Turning Point Brands Inc	912	56
Tyson Foods Inc, Cl A (D)	5,030	324
United Natural Foods Inc *	1,642	41
Universal Corp/VA	684	39
US Foods Holding Corp *	4,195	293
Utz Brands Inc	999	17
Vita Coco Co Inc/The *	334	12
Vital Farms Inc *	691	23
Walgreens Boots Alliance Inc	13,180	119
Walmart Inc (D)	73,938	6,839
WD-40 Co	260	72
Weis Markets Inc	141	10
WK Kellogg Co	2,003	42

		54,173
Energy — 7.6%
Antero Midstream Corp	9,103	145
Antero Resources Corp *	9,287	304
APA Corp	9,220	209
Archrock Inc	4,828	124
Ardmore Shipping Corp	1,704	19
Atlas Energy Solutions Inc, Cl A	1,722	41
Baker Hughes Co, Cl A	25,919	1,139
Borr Drilling Ltd	6,100	23
Bristow Group Inc *	416	16
Cactus Inc, Cl A	1,614	111
California Resources Corp	2,289	135
Centrus Energy Corp, Cl A *	556	51
ChampionX Corp	4,943	153
Cheniere Energy Inc	5,759	1,290
Chesapeake Energy Corp	6,557	649
Chevron Corp (D)	45,229	7,324
Chord Energy Corp	1,773	226
Civitas Resources Inc	2,636	137
Clean Energy Fuels Corp *	7,126	22
CNX Resources Corp *	4,287	174
Comstock Resources Inc	3,259	51
ConocoPhillips (D)	32,833	3,557
CONSOL Energy Inc	820	107
Core Laboratories Inc	1,242	25
Coterra Energy Inc, Cl A	19,866	531
Crescent Energy Co, Cl A	3,331	49
CVR Energy Inc	501	10
Delek US Holdings Inc	2,371	45
Devon Energy Corp	16,756	636
DHT Holdings Inc	5,005	47
Diamondback Energy Inc	4,987	886
Diversified Energy Co PLC	2,631	43
Dorian LPG Ltd	858	21

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DT Midstream Inc	2,715	$288
Encore Energy Corp *	8,840	33
Energy Fuels Inc/Canada *	6,451	47
EOG Resources Inc	15,001	1,999
EQT Corp	16,970	771
Expro Group Holdings NV *	1,878	26
Exxon Mobil Corp (D)	118,336	13,959
FLEX LNG Ltd	871	21
Golar LNG Ltd	2,558	101
Green Plains Inc *	2,152	23
Gulfport Energy Corp *	384	67
Halliburton Co	23,578	751
Helix Energy Solutions Group Inc *	5,206	56
Helmerich & Payne Inc	2,670	92
Hess Corp	7,283	1,072
HF Sinclair Corp	4,051	166
Innovex International *	1,494	24
International Seaways Inc	1,220	48
Kinder Morgan Inc	51,576	1,458
Kinetik Holdings Inc, Cl A	995	59
Kodiak Gas Services Inc	1,160	47
Kosmos Energy Ltd *	14,422	57
Liberty Energy Inc, Cl A	4,166	77
Magnolia Oil & Gas Corp, Cl A	4,624	128
Marathon Petroleum Corp (D)	9,362	1,462
Matador Resources Co	2,861	172
Murphy Oil Corp	3,851	125
Nabors Industries Ltd *	440	32
New Fortress Energy Inc, Cl A	2,545	27
Newpark Resources Inc *	4,300	36
NextDecade Corp *	4,583	33
Noble Corp PLC	3,639	122
Nordic American Tankers Ltd	8,650	23
Northern Oil & Gas Inc	2,512	109
NOV Inc	9,779	157
Occidental Petroleum Corp	17,859	903
Oceaneering International Inc *	2,489	75
ONEOK Inc	15,519	1,763
Ovintiv Inc	7,375	335
Par Pacific Holdings Inc *	1,423	25
Patterson-UTI Energy Inc	13,657	115
PBF Energy Inc, Cl A	2,798	88
Peabody Energy Corp	3,878	92
Permian Resources Corp, Cl A	17,107	268
Phillips 66	10,969	1,470
ProPetro Holding Corp *	4,553	38
Range Resources Corp	6,484	232
REX American Resources Corp *	440	19
RPC Inc	4,932	32
Sable Offshore Corp *	2,104	49
Schlumberger NV	38,067	1,673
Scorpio Tankers Inc	1,208	61
Seadrill Ltd *	2,025	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Select Water Solutions Inc, Cl A	3,800	$56
SFL Corp Ltd, Cl B	4,416	46
Sitio Royalties Corp, Cl A	1,710	40
SM Energy Co	2,940	133
Talos Energy Inc *	3,994	45
Targa Resources Corp	5,897	1,205
TechnipFMC PLC	10,890	342
Teekay Tankers Ltd, Cl A	521	21
Texas Pacific Land Corp	513	821
Tidewater Inc *	1,266	65
Transocean Ltd *	19,394	85
Uranium Energy Corp *	9,689	80
VAALCO Energy Inc	5,541	28
Valaris Ltd *	1,898	88
Valero Energy Corp (D)	8,438	1,174
Viper Energy Inc, Cl A	2,828	153
Vital Energy Inc *	595	20
Vitesse Energy Inc	1,364	38
Weatherford International PLC	1,813	149
Williams Cos Inc/The	32,344	1,893
World Kinect Corp	1,633	47

		55,817
Financials — 0.0%
DigitalBridge Group Inc	1,107	15

Health Care — 5.7%
10X Genomics Inc, Cl A *	1,298	21
Abbott Laboratories	11,411	1,355
AbbVie Inc	11,526	2,108
Acadia Healthcare Co Inc *	476	19
Addus HomeCare Corp *	242	30
ADMA Biologics Inc *	2,255	45
Agilent Technologies Inc	2,142	296
Agios Pharmaceuticals Inc *	765	45
Akero Therapeutics Inc *	1,620	52
Align Technology Inc *	543	126
Alkermes PLC *	1,229	36
Alnylam Pharmaceuticals Inc *	987	250
Amedisys Inc *	307	28
Amgen Inc	3,521	996
Amicus Therapeutics Inc *	2,796	28
AMN Healthcare Services Inc *	384	10
Amphastar Pharmaceuticals Inc *	518	23
Apellis Pharmaceuticals Inc *	992	34
Apogee Therapeutics Inc *	633	29
Arcellx Inc *	468	41
Arrowhead Pharmaceuticals Inc *	1,007	26
Astrana Health Inc *	843	36
Avantor Inc *	4,642	98
Avidity Biosciences Inc *	998	43
Axsome Therapeutics Inc *	335	33
Azenta Inc *	455	21
Baxter International Inc	3,790	128

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beam Therapeutics Inc *	1,206	$33
Becton Dickinson & Co	1,954	434
Biogen Inc *	1,131	182
Biohaven Ltd *	529	24
BioMarin Pharmaceutical Inc *	1,238	82
Bio-Rad Laboratories Inc, Cl A *	109	37
Bio-Techne Corp	1,241	94
Blueprint Medicines Corp *	574	55
Boston Scientific Corp *	9,620	872
Bridgebio Pharma Inc *	1,239	34
Bristol-Myers Squibb Co	13,141	778
Bruker Corp	555	32
Cardinal Health Inc	1,687	206
Catalent Inc *	1,403	86
Catalyst Pharmaceuticals Inc *	1,589	35
Celldex Therapeutics Inc *	792	22
Cencora Inc	1,143	288
Centene Corp *	3,235	194
Certara Inc *	1,670	19
Charles River Laboratories International Inc *	423	84
Chemed Corp	87	50
Cigna Group/The	1,779	601
Concentra Group Holdings Parent Inc	902	20
CONMED Corp	440	33
Cooper Cos Inc/The *	1,286	134
Corcept Therapeutics Inc *	959	55
CorVel Corp *	100	37
Crinetics Pharmaceuticals Inc *	769	44
CVS Health Corp	8,469	507
Cytokinetics Inc *	1,026	53
Danaher Corp	4,126	989
DaVita Inc *	377	63
Denali Therapeutics Inc *	1,280	32
DENTSPLY SIRONA Inc	1,927	38
Dexcom Inc *	3,082	240
Doximity Inc, Cl A *	603	32
Dynavax Technologies Corp, Cl A *	1,968	25
Dyne Therapeutics Inc *	769	24
Edgewise Therapeutics Inc *	1,220	40
Edwards Lifesciences Corp *	4,126	294
Elanco Animal Health Inc *	4,345	57
Elevance Health Inc	1,559	634
Eli Lilly & Co	5,370	4,271
Encompass Health Corp	696	72
Enovis Corp *	714	35
Ensign Group Inc/The	457	67
Envista Holdings Corp *	1,835	41
Evolent Health Inc, Cl A *	548	7
Exact Sciences Corp *	1,120	70
Exelixis Inc *	1,690	62
Fortrea Holdings Inc *	800	17
GE HealthCare Technologies Inc	3,012	251

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Geron Corp *	6,774	$28
Gilead Sciences Inc (D)	8,180	757
Glaukos Corp *	414	59
Globus Medical Inc, Cl A *	913	78
Guardant Health Inc *	379	13
Haemonetics Corp *	263	23
Halozyme Therapeutics Inc *	659	32
HCA Healthcare Inc	1,223	400
HealthEquity Inc *	472	48
Henry Schein Inc *	701	54
Hims & Hers Health Inc *	1,212	39
Hologic Inc *	1,634	130
Humana Inc	881	261
ICU Medical Inc *	216	35
Ideaya Biosciences Inc *	1,035	28
IDEXX Laboratories Inc *	629	265
Illumina Inc *	1,364	197
Inari Medical Inc *	571	30
Incyte Corp *	1,271	95
Insmed Inc *	1,803	135
Inspire Medical Systems Inc *	203	39
Insulet Corp *	510	136
Integer Holdings Corp *	208	29
Integra LifeSciences Holdings Corp *	764	19
Intellia Therapeutics Inc *	1,368	21
Intra-Cellular Therapies Inc *	779	67
Intuitive Surgical Inc *	2,403	1,302
Ionis Pharmaceuticals Inc *	1,251	45
Iovance Biotherapeutics Inc *	2,165	20
IQVIA Holdings Inc *	1,474	296
iRhythm Technologies Inc *	23	2
Jazz Pharmaceuticals PLC *	330	40
Johnson & Johnson	15,839	2,455
Krystal Biotech Inc *	207	41
Kymera Therapeutics Inc *	665	31
Labcorp Holdings Inc	635	153
Lantheus Holdings Inc *	349	31
LivaNova PLC *	534	28
Madrigal Pharmaceuticals Inc *	114	37
Masimo Corp *	264	46
McKesson Corp	855	537
Medpace Holdings Inc *	203	69
Medtronic PLC	8,376	725
Merck & Co Inc	17,034	1,731
Merit Medical Systems Inc *	277	29
Mettler-Toledo International Inc *	160	200
Moderna Inc *	2,118	91
Molina Healthcare Inc *	474	141
Myriad Genetics Inc *	1,136	18
Natera Inc *	820	138
Neogen Corp *	849	12
Neurocrine Biosciences Inc *	701	89
Nuvalent Inc, Cl A *	378	37

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Omnicell Inc *	931	$43
Option Care Health Inc *	738	18
Organon & Co	2,315	37
Penumbra Inc *	248	61
Perrigo Co PLC	1,200	34
Pfizer Inc	37,013	970
Premier Inc, Cl A	1,580	36
Prestige Consumer Healthcare Inc *	385	33
Privia Health Group Inc *	1,592	34
PROCEPT BioRobotics Corp *	175	17
Progyny Inc *	1,026	16
Protagonist Therapeutics Inc *	750	33
PTC Therapeutics Inc *	720	32
QIAGEN NV	1,615	70
Quest Diagnostics Inc	839	136
QuidelOrtho Corp *	663	27
RadNet Inc *	508	42
Regeneron Pharmaceuticals Inc *	796	597
Repligen Corp *	352	53
ResMed Inc	917	228
REVOLUTION Medicines Inc *	1,752	101
Revvity Inc	811	94
Rhythm Pharmaceuticals Inc *	680	42
Roivant Sciences Ltd *	2,796	36
Royalty Pharma PLC, Cl A	2,375	63
Sarepta Therapeutics Inc *	614	82
Select Medical Holdings Corp	1,118	24
Solventum Corp *	1,132	81
Sotera Health Co *	1,761	23
SpringWorks Therapeutics Inc *	519	22
STAAR Surgical Co *	652	19
STERIS PLC	629	138
Stryker Corp	2,412	946
Surgery Partners Inc *	1,007	24
Syndax Pharmaceuticals Inc *	134	2
Tandem Diabetes Care Inc *	721	22
Teladoc Health Inc *	1,526	18
Teleflex Inc	341	66
Tenet Healthcare Corp *	673	96
TG Therapeutics Inc *	1,840	64
Thermo Fisher Scientific Inc	2,576	1,364
TransMedics Group Inc *	126	11
Twist Bioscience Corp *	246	12
UFP Technologies Inc *	94	30
Ultragenyx Pharmaceutical Inc *	748	36
United Therapeutics Corp *	314	116
UnitedHealth Group Inc (D)	5,999	3,661
Universal Health Services Inc, Cl B	350	72
Vaxcyte Inc *	1,167	110
Veeva Systems Inc, Cl A *	943	215
Veracyte Inc *	1,021	44
Vericel Corp *	623	36
Vertex Pharmaceuticals Inc *	1,785	836

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viatris Inc	9,925	$130
Viking Therapeutics Inc *	743	39
Waters Corp *	471	181
West Pharmaceutical Services Inc	460	150
Zimmer Biomet Holdings Inc	1,285	144
Zoetis Inc, Cl A	3,166	555

		42,027
Information Technology — 2.2%
Accenture PLC, Cl A	1,417	513
ACI Worldwide Inc *	11	1
Adobe Inc *	1,007	520
Akamai Technologies Inc *	269	25
Altair Engineering Inc, Cl A *	21	2
Amdocs Ltd	325	28
ANSYS Inc *	226	79
AppLovin Corp, Cl A *	565	190
Aspen Technology Inc *	137	34
Atlassian Corp, Cl A *	475	125
Autodesk Inc *	513	150
Bentley Systems Inc, Cl B	117	6
BILL Holdings Inc *	323	29
Cadence Design Systems Inc *	608	187
Cloudflare Inc, Cl A *	874	87
Cognizant Technology Solutions Corp, Cl A	1,279	103
CommVault Systems Inc *	229	39
Confluent Inc, Cl A *	828	26
Crowdstrike Holdings Inc, Cl A *	489	169
Datadog Inc, Cl A *	758	116
DocuSign Inc, Cl A *	317	25
Dropbox Inc, Cl A *	1,280	35
Dynatrace Inc *	1,454	82
Elastic NV *	325	36
EPAM Systems Inc *	189	46
Fair Isaac Corp *	60	143
Fortinet Inc *	1,524	145
Gartner Inc *	269	139
Gen Digital Inc	1,464	45
Gitlab Inc, Cl A *	59	4
Globant SA *	104	24
GoDaddy Inc, Cl A *	314	62
Guidewire Software Inc *	193	39
HubSpot Inc *	118	85
International Business Machines Corp	2,109	480
Intuit Inc	655	420
Kyndryl Holdings Inc *	1,358	47
Manhattan Associates Inc *	171	49
Microsoft Corp (D)	17,950	7,601
MicroStrategy Inc, Cl A *	330	128
MongoDB Inc, Cl A *	171	55
Nutanix Inc, Cl A *	491	32
Okta Inc, Cl A *	355	28
Oracle Corp	3,650	675
Palantir Technologies Inc, Cl A *	4,514	303

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Palo Alto Networks Inc *	663	$257
Procore Technologies Inc *	554	45
PTC Inc *	318	64
Q2 Holdings Inc *	33	3
Roper Technologies Inc	232	131
Salesforce Inc	2,222	733
SentinelOne Inc, Cl A *	1,366	38
ServiceNow Inc *	464	487
Smartsheet Inc, Cl A *	659	37
Snowflake Inc, Cl A *	722	126
SPS Commerce Inc *	32	6
Synopsys Inc *	343	192
Tenable Holdings Inc *	780	33
Twilio Inc, Cl A *	281	29
Tyler Technologies Inc *	98	62
UiPath Inc, Cl A *	2,002	28
Unity Software Inc *	978	24
Varonis Systems Inc, Cl B *	569	28
VeriSign Inc *	212	40
Workday Inc, Cl A *	510	127
Zoom Video Communications Inc, Cl A *	745	62
Zscaler Inc *	250	52

		15,761
Real Estate — 3.0%
Acadia Realty Trust ‡	1,420	37
Agree Realty Corp ‡	1,623	125
Alexander & Baldwin Inc ‡	666	13
Alexandria Real Estate Equities Inc ‡	2,240	247
American Assets Trust Inc ‡	259	7
American Healthcare REIT Inc ‡	1,537	46
American Homes 4 Rent, Cl A ‡	4,555	174
American Tower Corp, Cl A ‡	6,222	1,300
Americold Realty Trust Inc ‡	3,951	94
Apartment Investment and Management Co, Cl A *‡	962	9
Apple Hospitality REIT Inc ‡	2,807	45
AvalonBay Communities Inc ‡	1,999	470
Brandywine Realty Trust ‡	1,025	6
Brixmor Property Group Inc ‡	4,134	124
Broadstone Net Lease Inc, Cl A ‡	2,229	39
BXP Inc ‡	2,394	196
Camden Property Trust ‡	1,328	167
CareTrust REIT Inc ‡	2,576	77
CBRE Group Inc, Cl A *	4,150	581
Centerspace ‡	430	31
Compass Inc, Cl A *	4,431	31
COPT Defense Properties ‡	1,824	60
CoStar Group Inc *	6,080	495
Cousins Properties Inc ‡	1,752	56
Crown Castle Inc ‡	5,872	624
CubeSmart ‡	3,128	155
Curbline Properties *‡	1,744	42
Cushman & Wakefield PLC *	4,153	64

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DiamondRock Hospitality Co ‡	4,058	$38
Digital Realty Trust Inc ‡	4,417	864
Douglas Emmett Inc ‡	2,945	57
Easterly Government Properties Inc, Cl A ‡	3,437	42
EastGroup Properties Inc ‡	757	130
Elme Communities ‡	833	14
Empire State Realty Trust Inc, Cl A ‡	2,829	31
EPR Properties ‡	884	40
Equinix Inc ‡	1,262	1,239
Equity Commonwealth *‡	762	16
Equity LifeStyle Properties Inc ‡	2,429	173
Equity Residential ‡	5,288	405
Essential Properties Realty Trust Inc ‡	2,294	78
Essex Property Trust Inc ‡	919	285
eXp World Holdings Inc	3,318	46
Extra Space Storage Inc ‡	2,748	470
Federal Realty Investment Trust ‡	1,076	126
First Industrial Realty Trust Inc ‡	1,822	97
Four Corners Property Trust Inc ‡	1,127	33
Gaming and Leisure Properties Inc ‡	3,463	179
Getty Realty Corp ‡	1,013	33
Global Net Lease Inc ‡	3,525	26
Healthcare Realty Trust Inc, Cl A ‡	5,015	92
Healthpeak Properties Inc ‡	9,028	199
Highwoods Properties Inc ‡	2,107	68
Host Hotels & Resorts Inc ‡	11,186	206
Howard Hughes Holdings Inc *	469	41
Independence Realty Trust Inc ‡	2,888	63
Innovative Industrial Properties Inc, Cl A ‡	383	42
InvenTrust Properties Corp ‡	1,459	45
Invitation Homes Inc ‡	9,066	311
Iron Mountain Inc ‡	3,889	481
JBG SMITH Properties ‡	2,091	36
Jones Lang LaSalle Inc *	594	167
Kennedy-Wilson Holdings Inc	3,440	40
Kilroy Realty Corp ‡	1,506	63
Kimco Realty Corp ‡	8,969	229
Kite Realty Group Trust ‡	3,172	87
Lamar Advertising Co, Cl A ‡	1,149	154
Lineage ‡	927	59
LTC Properties Inc ‡	630	24
LXP Industrial Trust, Cl B ‡	2,833	26
Macerich Co/The ‡	2,339	50
Marcus & Millichap Inc	136	6
Medical Properties Trust Inc ‡	5,740	25
Mid-America Apartment Communities Inc ‡	1,502	247
National Health Investors Inc ‡	543	42
National Storage Affiliates Trust ‡	1,000	45
NETSTREIT Corp ‡	396	6
Newmark Group Inc, Cl A	1,146	18
NexPoint Residential Trust Inc ‡	680	32
NNN REIT Inc ‡	2,991	132
Omega Healthcare Investors Inc ‡	3,644	148

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Opendoor Technologies Inc *	9,235	$22
Outfront Media Inc ‡	2,979	57
Paramount Group Inc ‡	6,372	31
Park Hotels & Resorts Inc ‡	2,647	41
Pebblebrook Hotel Trust ‡	3,202	44
Phillips Edison & Co Inc ‡	1,460	58
Piedmont Office Realty Trust Inc, Cl A ‡	5,950	57
PotlatchDeltic Corp ‡	819	37
Prologis Inc ‡	12,721	1,486
Public Storage ‡	2,150	748
Rayonier Inc ‡	1,989	63
Realty Income Corp ‡	11,929	691
Redfin Corp *	882	8
Regency Centers Corp ‡	2,497	189
Retail Opportunity Investments Corp ‡	2,153	37
Rexford Industrial Realty Inc ‡	3,574	150
RLJ Lodging Trust ‡	3,616	37
Ryman Hospitality Properties Inc ‡	965	113
Sabra Health Care REIT Inc ‡	3,721	70
Safehold Inc ‡	1,365	29
SBA Communications Corp, Cl A ‡	1,515	343
Service Properties Trust ‡	5,418	15
Simon Property Group Inc ‡	4,386	805
SITE Centers Corp ‡	872	14
SL Green Realty Corp ‡	1,003	78
St Joe Co/The	386	20
STAG Industrial Inc ‡	2,579	95
Sun Communities Inc ‡	1,742	220
Sunstone Hotel Investors Inc ‡	2,968	32
Tanger Inc ‡	1,732	64
Terreno Realty Corp ‡	1,657	100
UDR Inc ‡	4,564	209
UMH Properties Inc ‡	1,654	32
Uniti Group Inc ‡	4,971	29
Urban Edge Properties ‡	1,219	28
Ventas Inc ‡	5,526	354
Veris Residential Inc ‡	1,495	27
VICI Properties Inc, Cl A ‡	13,981	456
Vornado Realty Trust ‡	2,422	104
Welltower Inc ‡	8,247	1,140
Weyerhaeuser Co ‡	10,043	324
WP Carey Inc ‡	2,956	169
Xenia Hotels & Resorts Inc ‡	2,525	39
Zillow Group Inc, Cl A *	586	48
Zillow Group Inc, Cl C *	2,000	169

		21,803
Utilities — 1.5%
AES Corp/The	5,814	76
ALLETE Inc	454	29
Alliant Energy Corp	1,998	126
Ameren Corp	2,178	206
American Electric Power Co Inc	3,895	389
American States Water Co	222	19

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Water Works Co Inc	1,594	$218
Atmos Energy Corp	1,266	192
Avangrid Inc	902	33
Avista Corp	373	14
Black Hills Corp	539	34
Brookfield Infrastructure Corp, Cl A	720	32
Brookfield Renewable Corp, Cl A	1,331	42
California Water Service Group	479	24
CenterPoint Energy Inc	4,409	144
Chesapeake Utilities Corp	224	29
Clearway Energy Inc, Cl C	1,217	36
CMS Energy Corp	2,420	169
Consolidated Edison Inc	2,840	286
Constellation Energy Corp	2,485	638
Dominion Energy Inc	6,696	393
DTE Energy Co	1,661	209
Duke Energy Corp	5,878	688
Edison International	3,051	268
Entergy Corp	1,454	227
Essential Utilities Inc	1,722	69
Evergy Inc	1,598	103
Eversource Energy	2,603	168
Exelon Corp	8,222	325
FirstEnergy Corp	4,461	190
IDACORP Inc, Cl Rights	524	62
MGE Energy Inc	151	16
National Fuel Gas Co	652	42
New Jersey Resources Corp	716	37
NextEra Energy Inc	16,134	1,269
NiSource Inc	3,428	131
Northwestern Energy Group Inc	385	21
NRG Energy Inc	1,553	158
OGE Energy Corp	1,958	86
ONE Gas Inc	504	39
Ormat Technologies Inc	828	68
Otter Tail Corp	136	11
PG&E Corp	17,299	374
Pinnacle West Capital Corp	805	75
Portland General Electric Co	1,162	56
PPL Corp	5,629	197
Public Service Enterprise Group Inc	3,985	376
Sempra	5,014	470
SJW Group	622	35
Southern Co/The	8,342	743
Southwest Gas Holdings Inc	639	50
Spire Inc	462	34
TXNM Energy Inc	569	28
UGI Corp	1,531	46
Vistra Corp	2,608	417
WEC Energy Group Inc	2,475	250

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc		4,019	$292

			10,759
Total Common Stock
(Cost $102,466) ($ Thousands)			218,201
	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 7.5%
Communication Services — 0.6%
Altice France
3.375%, 01/15/2028	EUR	112	91
Charter Communications Operating LLC / Charter Communications Operating Capital
2.250%, 01/15/2029		$233	207
DISH DBS
5.250%, 12/01/2026 (E)		920	846
Fox
6.500%, 10/13/2033		530	569
Prosus
3.680%, 01/21/2030		207	189
Prosus MTN
3.061%, 07/13/2031		1,328	1,132
Tencent Holdings MTN
3.240%, 06/03/2050 (E)		412	291
Time Warner Cable LLC
4.500%, 09/15/2042		245	192
Warnermedia Holdings
3.755%, 03/15/2027		596	577

			4,094

Consumer Discretionary — 0.9%
DR Horton
5.000%, 10/15/2034		338	333
Ford Motor
3.250%, 02/12/2032		369	315
Ford Motor Credit LLC
6.125%, 03/08/2034		338	341
General Motors Financial
5.750%, 02/08/2031		708	728
Harley-Davidson Financial Services
6.500%, 03/10/2028 (E)		26	27
3.050%, 02/14/2027 (E)		634	602
Hilton Domestic Operating
5.875%, 04/01/2029 (E)		518	523
Hyundai Capital America
6.100%, 09/21/2028 (E)		292	304
5.275%, 06/24/2027 (E)		94	95
5.250%, 01/08/2027 (E)		200	202
Marriott International
5.300%, 05/15/2034		277	281
4.900%, 04/15/2029		401	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MDC Holdings
6.000%, 01/15/2043	$340	$354
Nissan Motor
4.345%, 09/17/2027 (E)	1,034	973
Paramount Global
7.875%, 07/30/2030	534	588
Wynn Macau
5.625%, 08/26/2028 (E)	341	326

		6,396

Consumer Staples — 0.5%
Cargill
5.125%, 10/11/2032 (E)	210	214
Cencosud
5.950%, 05/28/2031 (E)	212	214
General Mills
4.875%, 01/30/2030	374	376
4.700%, 01/30/2027	194	194
Imperial Brands Finance MTN
5.875%, 07/01/2034 (E)	600	609
JBS USA Holding Lux SARL
6.750%, 03/15/2034	347	378
Philip Morris International
5.375%, 02/15/2033	606	620
Pilgrim's Pride
6.875%, 05/15/2034	441	482
Roche Holdings
4.203%, 09/09/2029 (E)	561	555
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (E)(F)	497	–

		3,642

Energy — 0.5%
Continental Resources/Oklahoma
4.375%, 01/15/2028	574	562
Devon Energy
5.200%, 09/15/2034	559	546
Ecopetrol
8.625%, 01/19/2029	611	651
Occidental Petroleum
6.625%, 09/01/2030	163	173
5.375%, 01/01/2032	195	194
5.200%, 08/01/2029	184	184
ONEOK
6.050%, 09/01/2033	271	286
ONEOK Partners
6.125%, 02/01/2041	54	56
Var Energi
8.000%, 11/15/2032 (E)	357	408
7.500%, 01/15/2028 (E)	276	294

		3,354

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 3.2%
AIB Group
6.608%, SOFRRATE + 2.330%, 09/13/2029 (C)(E)	$308	$325
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (C)	300	315
American Express
5.098%, SOFRRATE + 1.000%, 02/16/2028 (C)	708	713
Athene Global Funding
5.620%, 05/08/2026 (E)	263	265
5.583%, 01/09/2029 (E)	32	33
2.717%, 01/07/2029 (E)	80	73
2.550%, 11/19/2030 (E)	47	41
1.985%, 08/19/2028 (E)	211	190
Aviation Capital Group LLC
4.875%, 10/01/2025 (E)	175	175
4.125%, 08/01/2025 (E)	6	6
3.500%, 11/01/2027 (E)	104	100
1.950%, 01/30/2026 (E)	406	392
1.950%, 09/20/2026 (E)	142	134
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (C)	200	225
5.381%, 03/13/2029	200	203
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (C)(E)	728	712
Banco Santander
9.625%, H15T5Y + 5.298%(C)(G)	200	229
6.921%, 08/08/2033	400	431
4.175%, H15T1Y + 2.000%, 03/24/2028 (C)	200	196
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/2026 (C)(E)	368	371
Bank of Ireland Group PLC
5.601%, SOFRRATE + 1.620%, 03/20/2030 (C)(E)	251	256
Barclays PLC
5.674%, SOFRRATE + 1.490%, 03/12/2028 (C)	253	257
5.335%, SOFRRATE + 1.910%, 09/10/2035 (C)	296	292
BPCE
6.508%, SOFRRATE + 2.791%, 01/18/2035 (C)(E)	704	725
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (C)(E)	229	235
6.037%, SOFRRATE + 2.260%, 06/15/2035 (C)(E)	391	403

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (C)		$470	$499
Charles Schwab
4.000%, H15T5Y + 3.168%(C)(G)		583	563
Citigroup
7.625%, H15T5Y + 3.211%(C)(G)		73	77
4.542%, SOFRRATE + 1.338%, 09/19/2030 (C)		564	555
4.000%, H15T5Y + 3.597%(C)(G)		348	340
Credit Agricole MTN
6.251%, SOFRRATE + 2.670%, 01/10/2035 (C)(E)		470	484
Danske Bank
4.613%, H15T1Y + 1.100%, 10/02/2030 (C)(E)		272	267
Deutsche Bank NY
2.129%, SOFRRATE + 1.870%, 11/24/2026 (C)		330	321
Goldman Sachs Group
4.125%, H15T5Y + 2.949%(C)(G)		296	284
HSBC Holdings PLC
7.399%, SOFRRATE + 3.020%, 11/13/2034 (C)		762	848
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/2027 (C)		371	379
Intesa Sanpaolo
7.200%, 11/28/2033 (E)		231	256
JPMorgan Chase
2.963%, SOFRRATE + 1.260%, 01/25/2033 (C)		1,103	970
KBC Group
4.932%, H15T1Y + 1.070%, 10/16/2030 (C)(E)		562	558
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/2033 (C)		323	369
7.500%, USISDA05 + 4.496%(C)(G)		805	806
Lloyds Banking Group PLC
4.976%, H15T1Y + 2.300%, 08/11/2033 (C)		535	527
Mastercard
4.550%, 01/15/2035		403	394
Morgan Stanley
0.406%, 10/29/2027 (C)	EUR	438	443
Morgan Stanley Bank
5.504%, SOFRRATE + 0.865%, 05/26/2028 (C)		$250	254
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (C)(E)		307	294
NatWest Group
8.125%, H15T5Y + 3.752%(C)(G)		252	268

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.032%, H15T5Y + 2.350%, 11/28/2035 (C)	$239	$209
PNC Financial Services Group
7.801%, TSFR3M + 3.302%(C)(G)	262	262
Principal Life Global Funding II
5.100%, 01/25/2029 (E)	439	445
Santander Holdings USA
6.174%, SOFRRATE + 2.500%, 01/09/2030 (C)	24	25
Societe Generale
5.519%, H15T1Y + 1.500%, 01/19/2028 (C)(E)	221	223
2.889%, H15T1Y + 1.300%, 06/09/2032 (C)(E)	200	171
2.797%, H15T1Y + 1.300%, 01/19/2028 (C)(E)	303	288
Standard Chartered
6.361%, TSFR3M + 1.772%(C)(E)(G)	400	366
3.971%, H15T1Y + 1.650%, 03/30/2026 (C)(E)	207	206
Sumitomo Mitsui Trust Bank MTN
4.450%, 09/10/2027 (E)	212	211
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(G)	600	542
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)	200	199
Toronto-Dominion Bank
5.146%, H15T5Y + 1.500%, 09/10/2034 (C)	195	193
Trust Fibra Uno
5.250%, 01/30/2026	654	652
UBS Group
9.250%, H15T5Y + 4.745%(C)(E)(G)	278	303
9.250%, H15T5Y + 4.758%(C)(E)(G)	215	247
6.373%, SOFRRATE + 3.340%, 07/15/2026 (C)(E)	277	279
UniCredit
2.569%, H15T1Y + 2.300%, 09/22/2026 (C)(E)	421	412
1.982%, H15T1Y + 1.200%, 06/03/2027 (C)(E)	229	218
Wells Fargo
3.900%, H15T5Y + 3.453%(C)(G)	306	298
Wells Fargo MTN
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)	1,063	953

		23,755

Health Care — 0.1%
DaVita
3.750%, 02/15/2031 (E)	630	557

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Organon & Co
2.875%, 04/30/2028	EUR	200	$205

			762

Industrials — 0.7%
Boeing
6.528%, 05/01/2034 (E)		$162	172
6.298%, 05/01/2029 (E)		168	175
5.150%, 05/01/2030		167	166
3.625%, 02/01/2031		83	76
3.250%, 02/01/2028		214	202
Caterpillar Financial Services
4.450%, 10/16/2026		559	559
Delta Air Lines
4.750%, 10/20/2028 (E)		450	447
ENA Master Trust
4.000%, 05/19/2048 (E)		269	202
Honeywell International
4.125%, 11/02/2034	EUR	720	817
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$196	196
4.350%, 04/05/2036		489	449
Mileage Plan IP
5.308%, 10/20/2031 (E)		217	213
5.021%, 10/20/2029 (E)		169	165
Regal Rexnord
6.050%, 02/15/2026		770	778
Waste Management
4.500%, 03/15/2028		573	572

			5,189

Information Technology — 0.1%
Broadcom
5.050%, 07/12/2027		223	225
4.150%, 02/15/2028		143	141
TSMC Arizona
3.875%, 04/22/2027		345	339

			705

Materials — 0.1%
Braskem Netherlands Finance BV
8.000%, 10/15/2034 (E)		272	272
Glencore Funding LLC
6.500%, 10/06/2033 (E)		327	356
5.338%, 04/04/2027 (E)		297	300
Volcan Cia Minera SAA
8.750%, 01/24/2030 (E)		69	66

			994

Utilities — 0.8%
Aegea Finance Sarl
6.750%, 05/20/2029		280	277

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)	$282	$250
Alexander Funding Trust II
7.467%, 07/31/2028 (E)	104	111
American Electric Power
6.950%, H15T5Y + 2.675%, 12/15/2054 (C)	372	389
CenterPoint Energy Houston Electric LLC
5.050%, 03/01/2035	526	530
4.950%, 04/01/2033	47	47
Chile Electricity Lux Mpc II SARL
5.580%, 10/20/2035 (E)	558	549
Comision Federal de Electricidad
4.688%, 05/15/2029 (E)	501	476
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041	314	246
Electricite de France
9.125%, H15T5Y + 5.411%(C)(E)(G)	261	294
Engie Energia Chile
6.375%, 04/17/2034 (E)	330	334
3.400%, 01/28/2030	349	309
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple
7.250%, 01/31/2041 (E)	285	285
Israel Electric MTN
4.250%, 08/14/2028 (E)	236	228
NextEra Energy Capital Holdings
6.700%, H15T5Y + 2.364%, 09/01/2054 (C)	43	44
Niagara Mohawk Power
5.290%, 01/17/2034 (E)	212	212
NRG Energy
7.000%, 03/15/2033 (E)	456	499
Terraform Global Operating LLC
6.125%, 03/01/2026 (E)	77	77
Vistra
7.000%, H15T5Y + 5.740%(C)(E)(G)	272	275
Vistra Operations LLC
6.950%, 10/15/2033 (E)	415	457

		5,889

Total Corporate Obligations
(Cost $54,703) ($ Thousands)		54,780

ASSET-BACKED SECURITIES — 3.8%
Automotive — 1.5%

ACM Auto Trust, Ser 2024-1A, Cl A
7.710%, 01/21/2031(E)	251	252
ACM Auto Trust, Ser 2024-2A, Cl A
6.060%, 02/20/2029(E)	813	815

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(E)	$1,152	$1,155
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	152	152
Arivo Acceptance Auto Loan Receivables Trust, Ser 2024-1A, Cl A
6.460%, 04/17/2028(E)	134	135
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(E)	589	593
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(E)	485	493
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	49	47
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	98	95
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	389
Carvana Auto Receivables Trust, Ser 2024-P3, Cl A2
4.610%, 11/10/2027	804	803
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(E)	231	230
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027(E)	27	27
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(E)	27	27
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(E)	228	231
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(E)	201	201
Flagship Credit Auto Trust, Ser 2024-3, Cl A
4.880%, 11/15/2028(E)	364	364
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(E)	510	488
GLS Auto Receivables Issuer Trust, Ser 2024-3A, Cl A2
5.350%, 08/16/2027(E)	700	702
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(E)	600	592
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(E)	133	133

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(E)	$687	$697
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(E)	327	333
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(E)	187	187
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(E)	88	88
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(E)	28	28
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(E)	126	127
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	545	550
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl A2
5.410%, 07/15/2027	706	708
Tricolor Auto Securitization Trust, Ser 2024-2A, Cl A
6.360%, 12/15/2027(E)	298	300
United Auto Credit Securitization Trust, Ser 2024-1, Cl A
6.170%, 08/10/2026(E)	74	74
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(E)	13	13
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	113	113
		11,142

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl A1
6.050%, 07/15/2027(E)	650	657
Mission Lane Credit Card Master Trust, Ser 2024-B, Cl A
5.880%, 01/15/2030(E)	958	958
		1,615

Other Asset-Backed Securities — 2.1%

AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	704	646
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(E)	8	8

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(E)	$–	$1
Affirm Asset Securitization Trust, Ser 2024-X1, Cl A
6.270%, 05/15/2029(E)	310	311
Affirm Asset Securitization Trust, Ser 2024-X2, Cl A
5.220%, 12/17/2029(E)	605	606
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(E)	128	128
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.929%, TSFR3M + 1.312%, 04/20/2034(C)(E)	853	855
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(E)	85	84
Ballyrock CLO 15, Ser 2021-1A, Cl C
8.018%, TSFR3M + 3.362%, 04/15/2034(C)(E)	500	501
Bellemeade Re, Ser 2022-2, Cl M1A
8.734%, SOFR30A + 4.000%, 09/27/2032(C)(E)	624	633
Bellemeade Re, Ser 2023-1, Cl M1A
6.934%, SOFR30A + 2.200%, 10/25/2033(C)(E)	678	683
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(E)	161	153
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	163	146
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(E)	616	621
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	768	711
Eagle RE, Ser 2023-1, Cl M1A
6.734%, SOFR30A + 2.000%, 09/26/2033(C)(E)	575	577
Equify ABS LLC, Ser 2024-1A, Cl A
5.430%, 04/18/2033(E)	529	528
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	212	192
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(E)	364	356
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(E)	256	241
Kings Park CLO, Ser 2021-1A, Cl A
6.009%, TSFR3M + 1.392%, 01/21/2035(C)(E)	706	706
Marlette Funding Trust, Ser 2023-3A, Cl B
6.710%, 09/15/2033(E)	1,350	1,357
Marlette Funding Trust, Ser 2024-1A, Cl A
5.950%, 07/17/2034(E)	221	222

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	$153	$144
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	127	118
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.039%, TSFR3M + 1.392%, 07/17/2035(C)(E)	624	625
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(E)	102	103
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(E)	575	560
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/2031(E)	357	360
Pagaya Ai Debt Grantor Trust, Ser 2024-9, Cl B
5.306%, 03/15/2032(E)	950	946
Pagaya AI Debt Trust, Ser 2023-5, Cl A
7.179%, 04/15/2031(E)	34	34
Pagaya AI Debt Trust, Ser 2024-3, Cl A
6.258%, 10/15/2031(E)	335	337
Rad CLO 14, Ser 2021-14A, Cl A
6.088%, TSFR3M + 1.432%, 01/15/2035(C)(E)	500	501
Regatta XIX Funding, Ser 2022-1A, Cl A1
5.937%, TSFR3M + 1.320%, 04/20/2035(C)(E)	691	691
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	273	252
		14,937

Total Asset-Backed Securities
(Cost $27,904) ($ Thousands)		27,694

MORTGAGE-BACKED SECURITIES — 3.6%
Agency Mortgage-Backed Obligations — 1.8%
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
6.634%, SOFR30A + 1.900%, 12/25/2041(C)(E)	1,008	1,021
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
5.934%, SOFR30A + 1.200%, 01/25/2042(C)(E)	225	225
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.234%, SOFR30A + 3.500%, 03/25/2042(C)(E)	744	781

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
7.834%, SOFR30A + 3.100%, 03/25/2042(C)(E)	$185	$192
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.034%, SOFR30A + 2.300%, 01/25/2043(C)(E)	1,073	1,098
FHLMC CMO, Ser 2016-4585, Cl DS, IO
1.080%, 05/15/2046(C)	541	58
FHLMC CMO, Ser 2017-4693, Cl SL, IO
1.230%, 06/15/2047(C)	811	99
FHLMC CMO, Ser 2017-4719, Cl JS, IO
1.230%, 09/15/2047(C)	596	69
FHLMC CMO, Ser 2020-4954, Cl SL, IO
1.202%, 02/25/2050(C)	847	87
FHLMC CMO, Ser 2020-4981, Cl HS, IO
1.252%, 06/25/2050(C)	1,665	171
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
6.734%, SOFR30A + 2.000%, 01/25/2051(C)(E)	51	51
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.234%, SOFR30A + 1.500%, 10/25/2041(C)(E)	976	981
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
6.534%, SOFR30A + 1.800%, 11/25/2041(C)(E)	953	962
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.084%, SOFR30A + 2.350%, 12/25/2041(C)(E)	635	643
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
5.684%, SOFR30A + 0.950%, 12/25/2041(C)(E)	871	869
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
5.734%, SOFR30A + 1.000%, 01/25/2042(C)(E)	263	263
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.034%, SOFR30A + 1.300%, 02/25/2042(C)(E)	281	282
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
6.934%, SOFR30A + 2.200%, 05/25/2042(C)(E)	307	312
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
7.684%, SOFR30A + 2.950%, 06/25/2042(C)(E)	383	394

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.234%, SOFR30A + 2.500%, 03/25/2052(C)(E)	$529	$537
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
6.825%, SOFR30A + 2.100%, 03/25/2043(C)(E)	412	418
FHLMC STACR REMIC Trust, Ser 2024-HQA2, Cl M1
5.934%, SOFR30A + 1.200%, 08/25/2044(C)(E)	828	830
FNMA
3.000%, 02/01/2052	1,929	1,699
FNMA CMO, Ser 2014-78, Cl SE, IO
1.252%, 12/25/2044(C)	578	60
FNMA CMO, Ser 2016-77, Cl DS, IO
1.152%, 10/25/2046(C)	560	68
FNMA CMO, Ser 2017-62, Cl AS, IO
1.302%, 08/25/2047(C)	681	75
FNMA Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.384%, SOFR30A + 1.650%, 12/25/2041(C)(E)	304	306
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
10.549%, SOFR30A + 5.814%, 04/25/2028(C)	50	52
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
6.734%, SOFR30A + 2.000%, 11/25/2041(C)(E)	429	433
GNMA CMO, Ser 2017-122, Cl SA, IO
1.479%, 08/20/2047(C)	544	75

		13,111
Non-Agency Mortgage-Backed Obligations — 1.8%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	30	21
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	186	95
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	71	49
AREIT Trust, Ser 2022-CRE6, Cl A
6.011%, SOFR30A + 1.250%, 01/20/2037(C)(E)	942	939
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(C)(E)	395	366
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.865%, TSFR1M + 2.254%, 10/15/2037(C)(E)	710	711

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BFLD Trust, Ser 2021-FPM, Cl A
6.325%, TSFR1M + 1.714%, 06/15/2038(C)(E)	$1,065	$1,064
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
6.555%, TSFR1M + 1.946%, 04/15/2034(C)(E)	152	149
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.805%, TSFR1M + 2.196%, 04/15/2034(C)(E)	610	597
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	32
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	87	37
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	21
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(C)(E)	489	460
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.234%, SOFR30A + 2.500%, 04/25/2043(C)(E)	841	858
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.025%, SOFR30A + 2.300%, 05/25/2043(C)(E)	719	737
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
6.625%, SOFR30A + 1.900%, 06/25/2043(C)(E)	756	766
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.082%, TSFR1M + 0.494%, 12/25/2036(C)	131	41
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.384%, SOFR30A + 1.650%, 01/25/2034(C)(E)	116	117
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
6.584%, SOFR30A + 1.850%, 01/25/2042(C)(E)	533	541
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl M1A
6.825%, SOFR30A + 2.100%, 04/25/2043(C)(E)	245	250
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
6.734%, SOFR30A + 2.000%, 05/25/2043(C)(E)	699	709

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.234%, SOFR30A + 3.500%, 05/25/2043(C)(E)	$1,327	$1,416
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.297%, 08/10/2044(C)(E)	12	7
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	215	210
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	645
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	22
HFX, Ser 2017-1A, Cl A3
3.622%, 03/15/2035	242	239
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.202%, TSFR1M + 0.614%, 03/25/2035(C)	18	15
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.553%, 09/15/2047(C)	1,181	–
JPMorgan Chase, Ser 2019-CL1, Cl M3
6.802%, TSFR1M + 2.214%, 04/25/2047(C)(E)	87	88
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(C)	84	28
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(E)	99	98
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.189%, TSFR1M + 1.579%, 07/15/2036(C)(E)	294	266
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	772	788
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.164%, SOFR30A + 3.464%, 02/25/2025(C)(E)	90	90
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.539%, 11/15/2049(C)	620	576
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.349%, SOFR30A + 5.614%, 11/25/2025(C)(E)	21	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.099%, SOFR30A + 5.364%, 11/25/2025(C)(E)	$88	$91

		13,161
Total Mortgage-Backed Securities
(Cost $27,339) ($ Thousands)		26,272

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
FFCB^
4.810%, SOFRRATE + 0.170%, 01/23/2025(C)	1,900	1,901
FHLB^
4.800%, SOFRRATE + 0.160%, 07/10/2025(C)	900	901
4.780%, SOFRRATE + 0.140%, 04/21/2025(C)	1,100	1,100
4.000%, 10/09/2026	400	399
FHLMC^
4.200%, 08/28/2025	700	699
0.375%, 07/21/2025	700	682
FNMA^
4.900%, SOFRRATE + 0.260%, 11/05/2027(C)	700	700
0.625%, 04/22/2025	1,300	1,281
0.500%, 06/17/2025	1,500	1,468

Total U.S. Government Agency Obligations
(Cost $9,199) ($ Thousands)		9,131

SOVEREIGN DEBT — 0.3%

Colombia Government International Bond
3.125%, 04/15/2031	213	172
Dominican Republic International Bond
4.875%, 09/23/2032(E)	881	806
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027(E)	831	841

Total Sovereign Debt
(Cost $1,851) ($ Thousands)		1,819

	Number of Rights
RIGHTS — 0.0%
Abiomed Inc CVR *‡‡	366	–
Mirati Therapeutics CVR *‡‡	600	–

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Continued)

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS (continued)
Novartis AG CVR *‡‡	972	$–
Total Rights
(Cost $—) ($ Thousands)		–

Total Investments in Securities — 96.7%
(Cost $593,552) ($ Thousands)		$707,877

	Shares
COMMON STOCK SOLD SHORT— (13.8)%
Communication Services — (0.6)%
Cable One Inc	(94)	(40)
Charter Communications Inc, Cl A *	(1,107)	(439)
Comcast Corp, Cl A	(42,375)	(1,830)
EchoStar Corp, Cl A *	(2,103)	(53)
Fox Corp	(3,939)	(183)
Interpublic Group of Cos Inc/The	(4,451)	(137)
John Wiley & Sons Inc, Cl A	(666)	(35)
Liberty Broadband Corp, Cl A *	(408)	(35)
Liberty Broadband Corp, Cl C *	(1,371)	(117)
Magnite Inc *	(2,333)	(39)
New York Times Co/The, Cl A	(1,962)	(106)
News Corp	(1,070)	(34)
News Corp, Cl A	(4,123)	(121)
Nexstar Media Group Inc, Cl A	(461)	(79)
Omnicom Group Inc	(2,238)	(235)
Paramount Global, Cl B	(7,141)	(77)
Sirius XM Holdings Inc	(2,890)	(78)
TEGNA Inc	(1,453)	(27)
Trade Desk Inc/The, Cl A *	(5,050)	(649)

		(4,314)

Consumer Discretionary — (9.4)%
Abercrombie & Fitch Co, Cl A *	(415)	(62)
Academy Sports & Outdoors Inc	(752)	(37)
Acushnet Holdings Corp	(759)	(55)
Adient PLC *	(5,749)	(111)
ADT Inc	(5,888)	(45)
Adtalem Global Education Inc *	(390)	(36)
Advance Auto Parts Inc	(776)	(32)
Airbnb Inc, Cl A *	(5,523)	(752)
Amazon.com Inc *	(27,692)	(5,757)
Amer Sports Inc *	(1,374)	(36)
American Axle & Manufacturing Holdings Inc *	(7,572)	(50)
American Eagle Outfitters Inc	(936)	(18)
Aptiv PLC *	(17,615)	(978)
Aramark	(3,194)	(130)
Asbury Automotive Group Inc *	(190)	(49)
AutoNation Inc *	(165)	(30)
AutoZone Inc *	(156)	(494)
Bath & Body Works Inc	(2,208)	(80)
Beazer Homes USA Inc *	(555)	(19)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Best Buy Co Inc	(1,843)	$(166)
Birkenstock Holding Plc *	(1,247)	(64)
Bloomin' Brands Inc	(1,131)	(16)
Booking Holdings Inc	(409)	(2,128)
Boot Barn Holdings Inc *	(176)	(24)
BorgWarner Inc	(12,156)	(417)
Boyd Gaming Corp	(1,022)	(75)
Bright Horizons Family Solutions Inc *	(746)	(86)
Brinker International Inc *	(443)	(59)
Brunswick Corp/DE	(1,876)	(151)
Burlington Stores Inc *	(557)	(157)
Caesars Entertainment Inc *	(2,716)	(105)
Capri Holdings Ltd *	(3,189)	(75)
CarMax Inc *	(1,390)	(117)
Carnival Corp, Cl A *	(13,479)	(343)
Carter's Inc	(1,158)	(63)
Carvana Co, Cl A *	(753)	(196)
Cava Group Inc *	(1,030)	(145)
Cavco Industries Inc *	(261)	(134)
Century Communities Inc	(698)	(63)
Champion Homes Inc *	(1,414)	(147)
Cheesecake Factory Inc/The	(1,043)	(53)
Chipotle Mexican Grill Inc, Cl A *	(17,356)	(1,068)
Choice Hotels International Inc	(358)	(54)
Churchill Downs Inc	(991)	(141)
Columbia Sportswear Co	(909)	(79)
Coupang Inc, Cl A *	(10,048)	(255)
Coursera Inc *	(1,987)	(16)
Crocs Inc *	(1,678)	(177)
Dana Inc	(7,103)	(71)
Darden Restaurants Inc	(1,403)	(247)
Dave & Buster's Entertainment Inc *	(472)	(19)
Deckers Outdoor Corp *	(4,350)	(852)
Dick's Sporting Goods Inc	(464)	(96)
Domino's Pizza Inc	(413)	(197)
DoorDash Inc, Cl A *	(4,382)	(791)
Dorman Products Inc *	(1,455)	(204)
DR Horton Inc	(8,083)	(1,364)
DraftKings Inc, Cl A *	(5,454)	(238)
Dream Finders Homes Inc, Cl A *	(1,157)	(39)
Duolingo Inc, Cl A *	(421)	(147)
Dutch Bros Inc, Cl A *	(1,044)	(56)
eBay Inc	(4,947)	(313)
Ethan Allen Interiors Inc	(929)	(29)
Etsy Inc *	(1,074)	(59)
Expedia Group Inc *	(1,648)	(304)
Figs Inc, Cl A *	(3,720)	(19)
Five Below Inc *	(567)	(53)
Floor & Decor Holdings Inc, Cl A *	(916)	(103)
Foot Locker Inc	(279)	(7)
Ford Motor Co	(214,074)	(2,383)
Fox Factory Holding Corp *	(2,865)	(93)
Frontdoor Inc *	(1,422)	(83)

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
GameStop Corp, Cl A *	(3,474)	$(101)
Gap Inc/The	(1,464)	(36)
Garmin Ltd	(4,355)	(926)
General Motors Co	(60,957)	(3,389)
Gentex Corp	(12,503)	(382)
Gentherm Inc *	(1,847)	(78)
Genuine Parts Co	(1,270)	(161)
G-III Apparel Group Ltd *	(753)	(22)
Goodyear Tire & Rubber Co/The *	(15,163)	(163)
Graham Holdings Co, Cl B	(59)	(55)
Grand Canyon Education Inc *	(480)	(79)
Green Brick Partners Inc *	(1,192)	(85)
Group 1 Automotive Inc	(98)	(42)
H&R Block Inc	(1,975)	(117)
Hanesbrands Inc *	(11,711)	(102)
Harley-Davidson Inc	(6,505)	(219)
Hasbro Inc	(3,987)	(260)
Helen of Troy Ltd *	(630)	(46)
Hilton Grand Vacations Inc *	(1,025)	(43)
Hilton Worldwide Holdings Inc	(3,218)	(816)
Home Depot Inc/The	(8,334)	(3,576)
Hovnanian Enterprises Inc, Cl A *	(189)	(37)
Hyatt Hotels Corp, Cl A	(627)	(99)
Installed Building Products Inc	(611)	(140)
International Game Technology PLC	(1,910)	(37)
Jack in the Box Inc	(358)	(17)
KB Home	(1,769)	(146)
Kohl's Corp	(1,410)	(21)
Kontoor Brands Inc	(1,219)	(112)
Las Vegas Sands Corp	(4,756)	(252)
Laureate Education Inc, Cl A *	(2,672)	(51)
La-Z-Boy Inc	(868)	(39)
LCI Industries	(1,373)	(166)
Lear Corp	(3,060)	(299)
Leggett & Platt Inc	(4,111)	(52)
Lennar Corp, Cl A	(6,524)	(1,138)
Lennar Corp, Cl B	(374)	(62)
LGI Homes Inc *	(751)	(82)
Life Time Group Holdings Inc *	(1,368)	(33)
Light & Wonder Inc, Cl A *	(1,276)	(121)
Lithia Motors Inc, Cl A	(251)	(97)
LKQ Corp	(2,508)	(99)
Lowe's Cos Inc	(4,900)	(1,335)
Lucid Group Inc *	(32,845)	(72)
Lululemon Athletica Inc *	(3,351)	(1,075)
Luminar Technologies, Cl A *	(1,268)	(11)
M/I Homes Inc *	(754)	(124)
Macy's Inc	(2,706)	(44)
Malibu Boats Inc, Cl A *	(818)	(35)
Marriott International Inc/MD, Cl A	(2,992)	(865)
Marriott Vacations Worldwide Corp	(690)	(68)
Mattel Inc *	(9,076)	(173)
McDonald's Corp	(9,114)	(2,698)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Meritage Homes Corp	(907)	$(173)
MGM Resorts International *	(2,972)	(114)
Modine Manufacturing Co *	(2,762)	(375)
Mohawk Industries Inc *	(1,401)	(195)
Murphy USA Inc	(160)	(88)
Newell Brands Inc	(12,238)	(117)
NIKE Inc, Cl B	(32,457)	(2,557)
Nordstrom Inc	(533)	(12)
Norwegian Cruise Line Holdings Ltd *	(5,719)	(154)
NVR Inc *	(76)	(702)
Ollie's Bargain Outlet Holdings Inc *	(618)	(61)
OneSpaWorld Holdings Ltd	(2,273)	(43)
O'Reilly Automotive Inc *	(524)	(651)
Oxford Industries Inc	(494)	(41)
Papa John's International Inc	(547)	(27)
Patrick Industries Inc	(1,188)	(160)
Peloton Interactive Inc, Cl A *	(10,255)	(106)
Penn Entertainment Inc *	(2,204)	(48)
Penske Automotive Group Inc	(239)	(40)
Perdoceo Education Corp	(1,434)	(39)
Phinia Inc	(2,264)	(127)
Planet Fitness Inc, Cl A *	(979)	(97)
Polaris Inc	(1,656)	(114)
Pool Corp	(353)	(133)
PulteGroup Inc	(5,660)	(766)
PVH Corp	(1,573)	(170)
QuantumScape Corp, Cl A *	(20,044)	(105)
Ralph Lauren Corp, Cl A	(1,140)	(264)
Red Rock Resorts Inc, Cl A	(667)	(33)
Revelyst *	(2,071)	(39)
RH *	(156)	(60)
Rivian Automotive Inc, Cl A *	(44,815)	(548)
Ross Stores Inc	(2,763)	(428)
Royal Caribbean Cruises Ltd	(2,969)	(725)
Sabre Corp *	(7,233)	(28)
Service Corp International/US	(1,929)	(171)
Shake Shack Inc, Cl A *	(379)	(51)
SharkNinja Inc	(2,166)	(218)
Signet Jewelers Ltd	(342)	(34)
Six Flags Entertainment Corp	(1,543)	(71)
Skechers USA Inc, Cl A *	(3,655)	(233)
Smith & Wesson Brands Inc	(288)	(4)
Sonos Inc *	(3,264)	(44)
Standard Motor Products Inc	(1,277)	(42)
Starbucks Corp	(14,319)	(1,467)
Steven Madden Ltd	(2,122)	(97)
Stoneridge Inc *	(1,344)	(9)
Strategic Education Inc	(223)	(22)
Stride Inc *	(750)	(80)
Sturm Ruger & Co Inc	(893)	(34)
Sweetgreen Inc, Cl A *	(1,562)	(64)
Tapestry Inc	(6,287)	(392)
Taylor Morrison Home Corp, Cl A *	(2,895)	(214)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Tempur Sealy International Inc	(5,010)	$(280)
Tesla Inc *	(20,572)	(7,101)
Texas Roadhouse Inc, Cl A	(779)	(160)
Thor Industries Inc	(2,797)	(312)
TJX Cos Inc/The	(9,356)	(1,176)
Toll Brothers Inc	(2,832)	(468)
TopBuild Corp *	(874)	(341)
Topgolf Callaway Brands Corp *	(5,651)	(48)
Tractor Supply Co	(929)	(264)
Travel + Leisure Co	(967)	(54)
Tri Pointe Homes Inc *	(2,682)	(117)
Ulta Beauty Inc *	(433)	(167)
Under Armour Inc, Cl A *	(7,197)	(70)
Under Armour Inc, Cl C *	(3,601)	(32)
United Parks & Resorts Inc *	(246)	(14)
Upbound Group Inc, Cl A	(966)	(33)
Urban Outfitters Inc *	(315)	(15)
Vail Resorts Inc	(426)	(76)
Valvoline Inc *	(1,059)	(42)
VF Corp	(10,232)	(207)
Victoria's Secret & Co *	(129)	(5)
Visteon Corp *	(1,521)	(142)
Vizio Holding Corp, Cl A *	(3,540)	(40)
Wayfair Inc, Cl A *	(1,001)	(46)
Wendy's Co/The	(3,296)	(61)
Whirlpool Corp	(1,310)	(146)
Williams-Sonoma Inc	(1,049)	(180)
Wingstop Inc	(341)	(112)
Winnebago Industries Inc	(1,553)	(91)
Wolverine World Wide Inc	(2,562)	(59)
Worthington Enterprises Inc	(948)	(39)
Wyndham Hotels & Resorts Inc	(992)	(97)
Wynn Resorts Ltd	(1,287)	(121)
XPEL Inc *	(1,360)	(59)
YETI Holdings Inc *	(2,465)	(100)
Yum! Brands Inc	(3,480)	(484)

		(68,756)

Information Technology — (2.3)%
Advanced Micro Devices Inc *	(3,024)	(415)
Amphenol Corp, Cl A	(1,924)	(140)
Analog Devices Inc	(924)	(201)
Apple Inc	(22,751)	(5,399)
Applied Materials Inc	(1,675)	(293)
Arista Networks Inc *	(511)	(207)
Arrow Electronics Inc *	(114)	(14)
Badger Meter Inc	(143)	(31)
Broadcom Inc	(8,336)	(1,351)
CDW Corp/DE	(252)	(44)
Ciena Corp *	(329)	(23)
Cirrus Logic Inc *	(221)	(23)
Cisco Systems Inc	(7,498)	(444)
Cognex Corp	(797)	(32)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Coherent Corp *	(413)	$(41)
Corning Inc	(1,514)	(74)
Dell Technologies Inc, Cl C	(459)	(59)
Enphase Energy Inc *	(129)	(9)
Entegris Inc	(255)	(27)
F5 Inc *	(125)	(31)
Fabrinet *	(148)	(35)
First Solar Inc *	(142)	(28)
Hewlett Packard Enterprise Co	(3,055)	(65)
HP Inc	(1,751)	(62)
Insight Enterprises Inc *	(148)	(23)
Intel Corp	(8,380)	(202)
Jabil Inc	(150)	(20)
Juniper Networks Inc	(475)	(17)
Keysight Technologies Inc *	(281)	(48)
KLA Corp	(250)	(162)
Lam Research	(2,202)	(163)
Lattice Semiconductor Corp *	(592)	(34)
MACOM Technology Solutions Holdings Inc *	(295)	(39)
Marvell Technology Inc	(1,692)	(157)
Microchip Technology Inc	(932)	(64)
Micron Technology Inc	(2,139)	(209)
MKS Instruments Inc	(270)	(31)
Monolithic Power Systems Inc	(97)	(55)
Motorola Solutions Inc	(293)	(146)
NetApp Inc	(523)	(64)
NVIDIA Corp	(38,715)	(5,352)
ON Semiconductor Corp *	(942)	(67)
Onto Innovation Inc *	(151)	(25)
Pure Storage Inc, Cl A *	(588)	(31)
Qorvo Inc *	(220)	(15)
QUALCOMM Inc	(1,997)	(317)
Skyworks Solutions Inc	(374)	(33)
Super Micro Computer *	(1,100)	(36)
TD SYNNEX Corp	(265)	(32)
Teledyne Technologies Inc *	(57)	(28)
Teradyne Inc	(212)	(23)
Texas Instruments Inc	(1,658)	(333)
Trimble Inc *	(661)	(48)
Universal Display Corp	(166)	(27)
Western Digital Corp *	(626)	(46)
Zebra Technologies Corp, Cl A *	(72)	(29)

		(16,924)

Materials — (1.5)%
Air Products and Chemicals Inc	(1,641)	(549)
Albemarle Corp	(877)	(94)
Alcoa Corp	(2,191)	(102)
Alpha Metallurgical Resources Inc	(129)	(32)
Amcor PLC	(10,682)	(114)
AptarGroup Inc	(460)	(80)
Arcadium Lithium PLC *	(11,463)	(60)
Arch Resources Inc	(92)	(16)

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Ashland Inc	(308)	$(24)
ATI Inc *	(877)	(53)
Avery Dennison Corp	(515)	(106)
Avient Corp	(945)	(48)
Axalta Coating Systems Ltd *	(1,499)	(61)
Balchem Corp	(345)	(62)
Ball Corp	(2,173)	(135)
Berry Global Group Inc	(925)	(67)
Cabot Corp	(325)	(36)
Carpenter Technology Corp	(358)	(69)
Celanese Corp, Cl A	(813)	(59)
CF Industries Holdings Inc	(1,164)	(104)
Chemours Co/The	(647)	(14)
Cleveland-Cliffs Inc *	(3,724)	(46)
Coeur Mining Inc *	(753)	(5)
Commercial Metals Co	(978)	(60)
Constellium SE, Cl A *	(997)	(12)
Corteva Inc	(5,237)	(326)
CRH PLC	(5,075)	(519)
Crown Holdings Inc	(994)	(92)
Dow Inc	(5,257)	(232)
DuPont de Nemours Inc	(3,083)	(258)
Eagle Materials Inc	(291)	(90)
Eastman Chemical Co	(866)	(91)
Ecolab Inc	(1,953)	(486)
Element Solutions Inc	(2,436)	(70)
FMC Corp	(777)	(46)
Freeport-McMoRan Inc, Cl B	(10,115)	(447)
Glatfelter Corp *	(255)	(5)
Graphic Packaging Holding Co	(1,832)	(55)
Hawkins Inc	(254)	(34)
HB Fuller Co	(554)	(43)
Hecla Mining Co	(2,204)	(12)
Huntsman Corp	(2,114)	(41)
Innospec Inc	(229)	(27)
International Flavors & Fragrances Inc	(1,948)	(178)
International Paper Co	(2,162)	(127)
Knife River Corp *	(517)	(53)
Linde PLC	(3,654)	(1,684)
Louisiana-Pacific Corp	(639)	(75)
LyondellBasell Industries NV, Cl A	(2,564)	(214)
Martin Marietta Materials Inc	(469)	(281)
Materion Corp	(223)	(26)
Minerals Technologies Inc	(230)	(19)
Mosaic Co/The	(2,544)	(67)
MP Materials Corp *	(1,814)	(38)
NewMarket Corp	(35)	(19)
Newmont Corp	(9,032)	(379)
Nucor Corp	(1,787)	(276)
O-I Glass Inc *	(2,154)	(27)
Olin Corp	(1,146)	(49)
Packaging Corp of America	(576)	(143)
PPG Industries Inc	(1,653)	(206)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Quaker Chemical Corp	(184)	$(29)
Reliance Inc	(416)	(134)
Royal Gold Inc	(526)	(77)
RPM International Inc	(984)	(137)
Scotts Miracle-Gro Co/The, Cl A	(176)	(14)
Sealed Air Corp	(1,614)	(59)
Sensient Technologies Corp	(512)	(40)
Sherwin-Williams Co/The	(1,657)	(658)
Silgan Holdings Inc	(479)	(28)
Smurfit WestRock PLC	(3,474)	(191)
Sonoco Products Co	(590)	(31)
Southern Copper Corp	(824)	(83)
Steel Dynamics Inc	(1,199)	(174)
Summit Materials Inc, Cl A *	(741)	(38)
Sylvamo Corp	(507)	(47)
Tronox Holdings PLC	(1,784)	(22)
United States Steel Corp	(1,735)	(71)
Vulcan Materials Co	(897)	(258)
Warrior Met Coal Inc	(248)	(17)
Westlake Corp	(186)	(24)

		(10,875)

Total Common Stock Sold Short
(Proceeds $94,755) ($ Thousands)		(100,869)

Total Investments Sold Short — (13.8)%
(Proceeds $94,755) ($ Thousands)		$(100,869)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	92	Mar-2025	$6,825	$6,578	$(247)
Brent Crude^	14	Jul-2025	1,003	986	(17)
Brent Crude^	27	May-2025	1,956	1,911	(45)
Brent Crude^	13	May-2025	989	924	(65)
Coffee C^	63	May-2025	6,296	7,453	1,157
Coffee C^	16	Jul-2025	1,518	1,865	347
Coffee C^	4	Mar-2025	389	477	88
Copper^	10	May-2025	1,059	1,042	(17)
Copper^	47	Mar-2025	5,124	4,865	(259)
Copper^	20	Jul-2025	2,199	2,096	(103)
Corn^	44	May-2025	961	967	6
Corn^	87	Jul-2025	1,966	1,924	(42)
Corn^	77	May-2025	1,721	1,693	(28)
Corn^	27	Mar-2025	589	584	(5)
Cotton No. 2^	7	May-2025	253	256	3
Cotton No. 2^	11	Mar-2025	401	396	(5)
Cotton No. 2^	13	Jul-2025	488	481	(7)
Cotton No. 2^	15	Mar-2025	539	540	1
Feeder Cattle^	5	Jan-2025	649	649	–
Gasoline^	6	Jun-2025	555	528	(27)
Gasoline^	10	Jan-2025	838	798	(40)
Gasoline^	3	Apr-2025	258	267	9
Gasoline^	3	Mar-2025	277	243	(34)
Gold^	61	Feb-2025	16,265	16,354	89
Gold^	10	Apr-2025	2,527	2,702	175
Gold^	20	Jun-2025	5,303	5,447	144
Gold^	10	Aug-2025	2,728	2,744	16
KC HRW Wheat^	10	May-2025	303	274	(29)
KC HRW Wheat^	58	Mar-2025	1,630	1,568	(62)
KC HRW Wheat^	21	Jul-2025	636	584	(52)
Lean Hogs^	8	Apr-2025	244	291	47
Lean Hogs^	21	Feb-2025	684	725	41
Lean Hogs^	7	Jul-2025	278	284	6
Lean Hogs^	15	Jun-2025	569	608	39
Live Cattle^	7	Apr-2025	506	534	28
Live Cattle^	7	Aug-2025	505	519	14
Live Cattle^	14	Jun-2025	1,001	1,045	44
Live Cattle^	7	Feb-2025	524	529	5
LME Lead^	19	Mar-2025	994	988	(6)
LME Lead^	2	May-2025	101	105	4
LME Lead^	4	Jul-2025	212	211	(1)
LME Lead^	6	Jan-2025	306	310	4
LME Nickel^	7	Jul-2025	721	683	(38)
LME Nickel^	3	May-2025	293	290	(3)
LME Nickel^	3	Mar-2025	314	287	(27)
LME Nickel^	3	Dec-2024	280	283	3
LME Nickel^	1	Jan-2025	96	95	(1)
LME Primary Aluminum^	10	May-2025	609	652	43
LME Primary Aluminum^	10	Mar-2025	635	650	15
LME Primary Aluminum^	5	Jan-2025	326	324	(2)
LME Primary Aluminum^	19	Jul-2025	1,247	1,242	(5)
LME Primary Aluminum^	37	Mar-2025	2,449	2,405	(44)
LME Zinc^	10	Jul-2025	753	774	21
LME Zinc^	5	May-2025	346	388	42
LME Zinc^	43	Mar-2025	3,137	3,340	203

SEI Institutional Investments Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
LME Zinc^	20	Jan-2025	$1,520	$1,554	$34
Low Sulphur Gasoil^	17	Mar-2025	1,124	1,137	13
Low Sulphur Gasoil^	10	Jul-2025	677	662	(15)
Low Sulphur Gasoil^	5	May-2025	319	332	13
Low Sulphur Gasoil^	5	Mar-2025	381	334	(47)
Low Sulphur Gasoil^	64	Jan-2025	4,392	4,299	(93)
Natural Gas^	132	Feb-2025	3,734	3,885	151
Natural Gas^	89	Jan-2025	2,777	2,993	216
Natural Gas^	44	Apr-2025	1,260	1,322	62
Natural Gas^	81	Jun-2025	2,578	2,688	110
Natural Gas^	44	Jan-2025	1,564	1,480	(84)
Natural Gas^	45	Mar-2025	1,350	1,324	(26)
NY Harbor ULSD^	6	Jun-2025	565	542	(23)
NY Harbor ULSD^	3	Apr-2025	267	271	4
NY Harbor ULSD^	15	Mar-2025	1,459	1,373	(86)
NY Harbor ULSD^	13	Jan-2025	1,251	1,197	(54)
NYMEX Cocoa^	17	Mar-2025	1,305	1,603	298
Palladium^	24	Mar-2025	2,410	2,390	(20)
Silver^	7	May-2025	1,048	1,098	50
Silver^	15	Jul-2025	2,380	2,372	(8)
Silver^	8	Mar-2025	1,305	1,243	(62)
Soybean^	23	Jan-2025	1,135	1,138	3
Soybean^	13	Jan-2025	656	643	(13)
Soybean^	24	Jul-2025	1,279	1,225	(54)
Soybean^	12	May-2025	634	605	(29)
Soybean^	28	Mar-2025	1,443	1,394	(49)
Soybean Meal^	28	Jan-2025	876	818	(58)
Soybean Meal^	13	Mar-2025	416	387	(29)
Soybean Meal^	12	May-2025	396	363	(33)
Soybean Meal^	24	Jul-2025	762	737	(25)
Soybean Oil^	11	Jan-2025	274	276	2
Soybean Oil^	16	Mar-2025	434	404	(30)
Soybean Oil^	16	May-2025	393	407	14
Soybean Oil^	31	Jul-2025	854	792	(62)
Soybean Oil^	88	Jan-2025	2,429	2,204	(225)
Sugar No. 11^	23	Apr-2025	519	510	(9)
Sugar No. 11^	47	Jun-2025	1,026	1,007	(19)
Sugar No. 11^	25	Mar-2025	546	590	44
U.S. 2-Year Treasury Note	237	Mar-2025	48,724	48,847	123
U.S. 5-Year Treasury Note	700	Mar-2025	74,777	75,322	545
Wheat^	32	Jul-2025	970	902	(68)
Wheat^	16	May-2025	486	446	(40)
Wheat^	44	Mar-2025	1,279	1,205	(74)
WTI Crude Oil^	14	Apr-2025	911	940	29
WTI Crude Oil^	40	Mar-2025	2,833	2,698	(135)
WTI Crude Oil^	57	Jan-2025	3,986	3,876	(110)
WTI Crude Oil^	28	Jun-2025	1,934	1,873	(61)
			267,013	268,466	1,453
Short Contracts
Gasoline^	(17)	Dec-2024	$(1,410)	$(1,356)	$54
Gasoline^	(8)	Feb-2025	(673)	(648)	25
Lean Hogs^	(22)	Feb-2025	(743)	(760)	(17)
Lean Hogs^	(9)	Apr-2025	(317)	(327)	(10)
Live Cattle^	(3)	Mar-2025	(226)	(226)	–
Live Cattle^	(1)	Apr-2025	(76)	(76)	–
MSCI EAFE Index	(95)	Dec-2024	(11,529)	(11,076)	453
Platinum^	(28)	Jan-2025	(1,336)	(1,336)	–
S&P 500 Index E-MINI	(77)	Dec-2024	(21,998)	(23,298)	(1,300)
Soybean Meal^	(56)	Jan-2025	(1,674)	(1,635)	39

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Multi-Asset Real Return Fund (Concluded)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Sugar No. 11^	(6)	Feb-2025	$(144)	$(142)	$2
Sugar No. 11^	(14)	Apr-2025	(313)	(311)	2
U.S. Ultra Long Treasury Bond	(11)	Mar-2025	(1,384)	(1,399)	(15)
Ultra 10-Year U.S. Treasury Note	(119)	Mar-2025	(13,624)	(13,661)	(37)
			(55,447)	(56,251)	(804)
			$211,566	$212,215	$649

A list of the open forward foreign currency contracts held by the Fund at November 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
Brown Brothers Harriman	12/20/24	USD	32	EUR	30	$—
RBS	12/20/24	EUR	1,434	USD	1,550	34
						$34

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2024, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
ITRAXX	1.00%	Quarterly	12/20/2029	$16,850	$(259)	$(276)	$17

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.S43.V1	1.00%	Quarterly	12/20/2029	$16,850	$403	$368	$35

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.401%	USD/CPI	Annually	07/15/2028	USD	103,470	$887	$–	$887
1.8315%	SOFR	Annually	04/21/2025	USD	2,040	21	23	(2)
1.9795%	SOFR	Annually	06/09/2025	USD	1,240	15	17	(2)
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	154	153	1
1.9550%	SOFR	Annually	08/04/2025	USD	1,833	29	32	(3)
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	355	378	(23)
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	141	157	(16)
1.9950%	SOFR	Annually	07/12/2027	USD	720	34	37	(3)
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	430	442	(12)
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	265	267	(2)
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	1,401	1,430	(29)
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	50	53	(3)
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	58	62	(4)
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	2,279	2,241	38
						$6,119	$5,292	$827

Percentages are based on Net Assets of $731,952 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

^	Security, or a portion thereof, is held by MARR Commodity Strategy Subsidiary, Ltd. as of November 30, 2024.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open swap agreements. The total market value of such securities as of November 30, 2024 was $3,745 ($ Thousands).

SEI Institutional Investments Trust

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of November 30, 2024 was $59,301 ($ Thousands).
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2024, the value of these securities amounted to $70,941 ($ Thousands), representing 9.7% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.
(G)	Perpetual security with no stated maturity date.

The following is a summary of the level of inputs used as of November 30, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	369,980	–	369,980
Common Stock	218,201	–	–	218,201
Corporate Obligations	–	54,780	–	54,780
Asset-Backed Securities	–	27,694	–	27,694
Mortgage-Backed Securities	–	26,272	–	26,272
U.S. Government Agency Obligations	–	9,131	–	9,131
Sovereign Debt	–	1,819	–	1,819
Rights	– ^	–	–	–
Total Investments in Securities	218,201	489,676	–	707,877
Securities Sold Short
Common Stock	(100,869)	–	–	(100,869)
Total Securities Sold Short	(100,869)	–	–	(100,869)

^ This category includes securities with a value of $0.

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4,880	–	–	4,880
Unrealized Depreciation	(4,231)	–	–	(4,231)
Forward Contracts*
Unrealized Appreciation	–	34	–	34
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	52	–	52
Interest Rate Swaps*
Unrealized Appreciation	–	926	–	926
Unrealized Depreciation	–	(99)	–	(99)
Total Other Financial Instruments	649	913	–	1,562

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2024

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Zwacha

Portfolio Abbreviations
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNRR007 — 7-Day China Fixing Repo Rates
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
IBR — Reference Bank Indicator
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MTN — Medium Term Note
MXN - TIIE — Mexican Interbank TIIE 28-Day
NVDR — Non-Voting Depository Receipt
OIS — Overnight Index Swap
OMO — Open Market Operation
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SONIA — Sterling Overnight Index Average
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offered Rate
THOR — Thai Overnight Repurchase Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional Investments Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2024 (Unaudited)

	Large Cap Fund		Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$857,425		$1,329,981
Affiliated investments, at value ††	18,840		62,211
Cash and cash equivalents	–		27
Cash pledged as collateral on futures contracts	586		1,709
Receivable for fund shares sold	448		13
Dividends and interest receivable	1,207		1,621
Receivable for investment securities sold	141		–
Foreign tax reclaim receivable	114		13
Receivable for variation margin on futures contracts	59		210
Prepaid expenses	10		15
Total Assets	878,830		1,395,800
Liabilities:
Payable for fund shares redeemed	257		351
Payable for investment securities purchased	95		–
Payable to custodian	3		–
Swap contracts, at value ††††	–		5,097
Investment advisory fees payable	113		180
Custodian fees payable	10		15
Trustees fees payable	5		8
CCO fees payable	3		4
Rating fees payable	–		–
Accrued expense payable	18		29
Total Liabilities	504		5,684
Net Assets	$878,326		$1,390,116
† Cost of investments	$534,336		$921,691
†† Cost of affiliated investments	18,840		62,211
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$476,781		$777,022
Total distributable earnings	401,545		613,094
Net Assets	$878,326		$1,390,116
Net Asset Value, Offering and Redemption Price Per Share — Class A	$17.45		$13.06
	($878,326,055 ÷ 50,327,535 shares	)	($1,390,116,337 ÷ 106,437,135 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund

$1,855,358		$4,315,184		$1,217,550		$269,092		$305,547		$862,147		$2,109,526
37,357		73,782		21,155		4,359		5,246		16,991		6,479
–		–		320		2		1		–		5,375
2,038		4,101		1,300		138		100		152		327
149		4,764		1,365		54		–		–		11,865
2,136		5,085		835		251		383		889		1,890
–		–		–		–		–		–		–
4		15		9		1		2		8		19
214		503		84		9		7		7		38
22		52		14		3		3		10		21
1,897,278		4,403,486		1,242,632		273,909		311,289		880,204		2,135,540

1,544		2,694		617		530		336		1,255		2,074
–		–		–		23		52		–		–
2		–		–		–		–		–		–
–		–		–		–		–		–		–
15		36		30		91		92		268		–
23		58		16		3		3		10		12
11		26		7		2		2		5		11
6		14		4		1		1		3		6
10		352		106		–		–		–		–
45		103		31		7		8		20		43
1,656		3,283		811		657		494		1,561		2,146
$1,895,622		$4,400,203		$1,241,821		$273,252		$310,795		$878,643		$2,133,394
$324,698		$1,285,153		$651,309		$201,960		$221,997		$633,264		$1,560,962
37,123		73,782		20,363		4,359		5,246		16,991		6,479

$149,032		$545,201		$591,642		$193,405		$206,958		$584,746		$1,431,568
1,746,590		3,855,002		650,179		79,847		103,837		293,897		701,826
$1,895,622		$4,400,203		$1,241,821		$273,252		$310,795		$878,643		$2,133,394
$229.56		$25.43		$21.21		$15.42		$13.09		$11.78		$16.11
($1,895,622,144 ÷ 8,257,760 shares	)	($4,400,202,618 ÷ 173,006,200 shares	)	($1,241,820,586 ÷ 58,540,681 shares	)	($273,252,297 ÷ 17,720,608 shares	)	($310,794,919 ÷ 23,736,481 shares	)	($878,643,350 ÷ 74,617,323 shares	)	($2,133,394,335 ÷ 132,445,031 shares	)

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2024 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund
Assets:
Investments, at value †	$763,495		$1,914,535
Affiliated investments, at value ††	9,760		51,954
Repurchase agreements†	–		–
Cash and cash equivalents	1		7,712
Cash pledged as collateral on futures contracts	149		1,542
Cash pledged as collateral on centrally cleared swap contracts	–		–
Foreign currency, at value †††	1,306		1,036
Receivable for fund shares sold	18		224
Dividends and interest receivable	1,241		4,237
Receivable for variation margin on futures contracts	18		165
Foreign tax reclaim receivable	4		4,877
Receivable for investment securities sold	–		–
Unrealized gain on forward foreign currency contracts	–		4,904
Unrealized gain on foreign spot currency contracts	–		6
Prepaid expenses	9		25
Total Assets	776,001		1,991,217
Liabilities:
Payable for fund shares redeemed	192		24,611
Payable for investment securities purchased	–		–
Income distribution payable	–		–
Swap contracts, at value ††††	–		–
Payable to custodian	–		–
Payable for variation margin on swap contracts	–		–
Payable for variation margin on futures contracts	–		6
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		1,445
Investment advisory fees payable	113		358
Custodian fees payable	9		19
Trustees fees payable	4		12
CCO fees payable	2		7
Accrued expense payable	19		55
Accrued foreign capital gains tax on appreciated securities	–		–
Total Liabilities	339		26,513
Net Assets	$775,662		$1,964,704
† Cost of investments	$580,407		$1,691,267
†† Cost of affiliated investments	9,760		51,954
††† Cost of foreign currency	1,343		1,037
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$528,246		$1,515,654
Total distributable earnings (accumulated losses)	247,416		449,050
Net Assets	$775,662		$1,964,704
Net Asset Value, Offering and Redemption Price Per Share — Class A	$13.08		$12.93
	($775,661,527 ÷ 59,286,963 shares	)	($1,964,704,453 ÷ 151,892,480 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund

$7,348,923		$154,893		$284,042		$796,207		$352,494		$8,456,571		$1,886,258
138,510		3,933		3,072		27,143		16,250		545,451		65,445
–		–		–		–		4,300		–		–
87,861		1,850		5,859		874		–		1,784		–
10,390		302		733		870		–		5,280		–
–		–		–		–		–		1,263		–
10,707		216		175		9,405		–		–		–
18,504		3		–		393		141		17,489		663
12,475		237		455		1,097		1,604		42,079		27,568
900		23		68		68		–		1,441		–
33,648		459		647		82		1		456		112
964		25		–		1,889		7,238		258,069		12,238
–		–		1,242		–		–		–		16
–		–		–		–		–		–		–
94		2		37		11		5		93		23
7,662,976		161,943		296,330		838,039		382,033		9,329,976		1,992,323

1,111		–		124		9,678		13		322		9,370
156		4		–		938		13,434		1,188,358		42,677
–		–		–		–		–		1,876		791
8,090		179		–		–		–		–		–
–		–		–		–		937		–		6,863
–		–		–		–		–		105		–
115		4		25		–		11		1,264		–
4		–		11		16		–		–		–
–		–		1,233		–		–		–		–
1,516		30		52		394		69		592		411
594		45		–		363		5		86		23
48		1		2		6		2		49		12
25		1		1		3		1		25		6
183		6		8		23		53		328		95
2,589		103		190		4,200		–		–		–
14,431		373		1,646		15,621		14,525		1,193,005		60,248
$7,648,545		$161,570		$294,684		$822,418		$367,508		$8,136,971		$1,932,075
$6,329,828		$142,032		$217,649		$702,271		$357,768		$8,625,522		$1,891,050
138,510		3,933		3,072		27,143		16,250		545,451		65,445
10,686		216		171		9,390		–		–		–

$6,416,204		$143,322		$208,389		$693,504		$403,283		$9,498,260		$2,537,092
1,232,341		18,248		86,295		128,914		(35,775)		(1,361,289)		(605,017)
$7,648,545		$161,570		$294,684		$822,418		$367,508		$8,136,971		$1,932,075
$12.78		$11.60		$13.26		$9.94		$8.07		$8.88		$7.18
($7,648,544,571 ÷ 598,444,302 shares	)	($161,570,191 ÷ 13,923,259 shares	)	($294,683,627 ÷ 22,228,725 shares	)	($822,417,702 ÷ 82,765,911 shares	)	($367,507,871 ÷ 45,536,281 shares	)	($8,136,971,049 ÷ 916,494,855 shares	)	($1,932,075,389 ÷ 269,132,844 shares	)

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2024 (Unaudited)

	Long Duration Fund		Long Duration Credit Fund
Assets:
Investments, at value †	$379,744		$3,192,041
Affiliated investments, at value ††	6,624		45,520
Repurchase agreements†	–		–
Cash and cash equivalents	98		973
Cash pledged as collateral on futures contracts	668		1,887
Cash pledged as collateral on centrally cleared swap contracts	–		–
Foreign currency, at value †††	–		–
Receivable for fund shares sold	–		–
Dividends and interest receivable	3,818		37,584
Receivable for investment securities sold	188		317
Receivable for variation margin on futures contracts	154		775
Foreign tax reclaim receivable	19		721
Unrealized gain on forward foreign currency contracts	–		–
Unrealized gain on foreign spot currency contracts	–		–
Swap contracts, at value ††††	–		–
Receivable for variation margin on swap contracts	–		–
Prepaid expenses	5		39
Total Assets	391,318		3,279,857
Liabilities:
Payable for investment securities purchased	4,071		26,237
Payable for variation margin on futures contracts	80		337
Payable for variation margin on swap contracts	7		23
Payable for securities sold short@	–		–
Payable for fund shares redeemed	–		26
Income distribution payable	–		1
Swap contracts, at value ††††	–		–
Options and swaptions written, at value ^^	–		–
Unrealized loss on forward foreign currency contracts	–		–
Investment advisory fees payable	38		312
Custodian fees payable	8		39
Trustees fees payable	3		20
CCO fees payable	1		10
Interest payable	–		–
Accrued expense payable	31		108
Total Liabilities	4,239		27,113
Net Assets	$387,079		$3,252,744
† Cost of investments	$396,073		$3,491,977
†† Cost of affiliated investments	6,624		45,520
††† Cost of foreign currency	–		–
†††† Cost (Premiums received)	–		–
^^ Premiums received from written options and swaptions	–		–
@Proceeds from securities sold short	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$562,506		$3,947,145
Total distributable earnings (accumulated losses)	(175,427)		(694,401)
Net Assets	$387,079		$3,252,744
Net Asset Value, Offering and Redemption Price Per Share — Class A	$6.11		$8.06
	($387,078,797 ÷ 63,379,219 shares	)	($3,252,744,287 ÷ 403,488,666 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$427,238		$1,583,168		$252,284		$2,347,474		$3,985,939		$1,378,780		$707,877
1,769		–		–		132,403		69,244		21,582		–
13,000		–		–		–		–		–		–
89		42,411		2,016		1,456		102		276,957		114,038
70		2,481		–		1,425		–		24,670		7,123
–		6,181		–		–		–		67,527		1,032
–		5,547		–		–		–		–		–
75		803		1,482		3,685		–		198		1,461
2,169		32,186		622		12,101		41,368		3,181		1,905
878		9,452		–		27,516		5,119		–		–
–		318		–		63		131		2,889		1,181
64		–		–		104		–		5		1
–		22,663		–		–		–		–		34
–		332		–		–		–		–		–
–		614		–		–		–		637		–
–		279		–		–		–		4,543		25
6		21		3		27		49		21		10
445,358		1,706,456		256,407		2,526,254		4,101,952		1,780,990		834,687

903		4,870		–		307,807		60,494		–		600
10		291		–		206		291		–		967
–		668		–		–		–		6,424		106
–		–		–		–		–		–		100,869
3		9,263		1,028		3		1,445		3,362		7
12		–		–		25		–		–		–
–		400		–		–		–		1,726		–
–		–		–		–		–		11,520		–
–		24,058		–		–		–		–		–
33		526		–		145		391		15		110
7		251		13		28		48		21		27
3		11		2		14		26		11		5
2		6		1		7		13		6		3
3		–		–		–		–		–		–
50		82		7		85		120		43		41
1,026		40,426		1,051		308,320		62,828		23,128		102,735
$444,332		$1,666,030		$255,356		$2,217,934		$4,039,124		$1,757,862		$731,952
$440,709		$1,618,902		$254,283		$2,341,611		$4,087,859		$409,622		$593,552
1,769		–		–		132,403		69,244		21,582		–
–		8,439		–		–		–		–		–
–		1,633		–		–		–		–		–
–		–		–		–		–		(12,054)		–
–		–		–		–		–		–		94,755

$453,778		$2,117,201		$270,455		$2,278,176		$4,475,604		$330,092		$890,977
(9,446)		(451,171)		(15,099)		(60,242)		(436,480)		1,427,770		(159,025)
$444,332		$1,666,030		$255,356		$2,217,934		$4,039,124		$1,757,862		$731,952
$9.96		$8.63		$9.22		$9.60		$8.93		$24.55		$7.48
($444,331,595 ÷ 44,605,972 shares	)	($1,666,030,374 ÷ 193,103,281 shares	)	($255,356,044 ÷ 27,687,476 shares	)	($2,217,934,281 ÷ 231,103,769 shares	)	($4,039,123,937 ÷ 452,225,630 shares	)	($1,757,861,951 ÷ 71,594,601 shares	)	($731,952,003 ÷ 97,896,792 shares	)

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2024 (Unaudited)

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$7,420	$9,113
Income from affiliated investments	453	965
Interest income	12	709
Security lending income — net(1)	–	–
Less: foreign taxes withheld	(21)	(19)
Total Investment Income	7,864	10,768
Expenses:
Investment advisory fees	1,667	2,520
Administration fees	208	315
Trustees' fees	10	15
Chief compliance officer fees	3	5
Custodian/wire agent fees	19	28
Professional fees	18	27
Registration fees	5	9
Pricing fees	5	7
Printing fees	4	5
Licensing fees	–	–
Other expenses	8	12
Total Expenses	1,947	2,943
Less:
Waiver of investment advisory fees	(1,000)	(1,502)
Waiver of administration fees	(208)	(315)
Net Expenses	739	1,126
Net Investment Income	7,125	9,642
Net Realized Gain (Loss) on:
Investments	39,252	67,080
Affiliated investments	(1)	(2)
Futures contracts	1,152	2,478
Swap contracts	–	14,634
Net Realized Gain	40,403	84,190
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	66,201	96,548
Affiliated investments	1	2
Futures contracts	50	223
Swap contracts	–	(8,859)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	1	–
Net Change in Unrealized Appreciation (Depreciation)	66,253	87,914
Net Realized and Unrealized Gain	106,656	172,104
Net Increase in Net Assets Resulting from Operations	$113,781	$181,746

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$11,854	$28,634	$7,030	$2,204	$2,294	$6,043	$13,039
969	1,941	597	133	185	535	393
48	96	22	5	3	12	108
1	–	13	–	–	–	–
(1)	(4)	(16)	(5)	(12)	(20)	(19)
12,871	30,667	7,646	2,337	2,470	6,570	13,521

460	656	697	872	878	2,691	2,362
460	1,093	291	67	68	207	472
22	52	14	3	3	10	21
8	18	5	1	1	3	8
44	99	27	6	6	19	11
40	94	25	6	6	18	39
13	32	9	2	2	6	9
12	22	14	5	4	6	10
8	19	5	1	1	4	8
90	443	–	–	–	–	–
17	42	70	2	3	8	16
1,174	2,570	1,157	965	972	2,972	2,956

(368)	(437)	(523)	(345)	(370)	(1,111)	(2,362)
(460)	(1,093)	(291)	(67)	(68)	(207)	(472)
346	1,040	343	553	534	1,654	122
12,525	29,627	7,303	1,784	1,936	4,916	13,399

153,772	328,248	31,825	17,158	9,457	49,238	88,792
(7)	–	47	–	(2)	–	–
3,135	8,844	3,607	863	694	1,281	2,237
–	–	–	–	–	–	–
156,900	337,092	35,479	18,021	10,149	50,519	91,029

101,982	243,901	185,882	24,193	31,592	63,969	212,212
57	–	162	(1)	4	(1)	–
843	540	825	(69)	(40)	(63)	(161)
–	–	–	–	–	–	–
–	–	–	–	–	–	–
102,882	244,441	186,869	24,123	31,556	63,905	212,051
259,782	581,533	222,348	42,144	41,705	114,424	303,080
$272,307	$611,160	$229,651	$43,928	$43,641	$119,340	$316,479

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2024 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$8,974	$27,411	$105,821
Income from affiliated investments	478	687	2,679
Interest income	9	249	2,287
Security lending income — net(1)	–	14	77
Less: foreign taxes withheld	(64)	(1,108)	(8,746)
Total Investment Income	9,397	27,253	102,118
Expenses:
Investment advisory fees	2,255	6,556	21,462
Administration fees	188	504	1,951
Trustees' fees	9	24	93
Chief compliance officer fees	3	8	32
Custodian/wire agent fees	17	72	618
Professional fees	16	43	167
Registration fees	5	15	55
Pricing fees	5	13	44
Printing fees	3	9	34
Other expenses	7	20	75
Total Expenses	2,508	7,264	24,531
Less:
Waiver of investment advisory fees	(1,578)	(4,337)	(12,097)
Waiver of administration fees	(188)	(504)	(1,951)
Net Expenses	742	2,423	10,483
Net Investment Income	8,655	24,830	91,635
Net Realized Gain (Loss) on:
Investments	33,965	110,005	244,186
Affiliated investments	–	3	(46)
Futures contracts	819	1,397	2,911
Foreign currency transactions	(4)	347	(487)
Foreign forward currency contracts	–	542	107
Purchased options and swaptions	–	–	–
Foreign capital gains tax	–	–	(1,070)
Written options and swaptions	–	–	–
Swap contracts	–	–	(1,829)
Net Realized Gain (Loss)	34,780	112,294	243,772
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	59,047	79,469	(113,072)
Affiliated investments	–	(26)	(36)
Futures contracts	6	142	571
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	(15,223)
Foreign capital gains tax on appreciated securities	–	–	903
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(42)	(83)	(629)
Foreign forward currency contracts	–	4,132	–
Net Change in Unrealized Appreciation (Depreciation)	59,011	83,634	(127,486)
Net Realized and Unrealized Gain (Loss)	93,791	195,928	116,286
Net Increase in Net Assets Resulting from Operations	$102,446	$220,758	$207,921

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$2,016	$2,688	$13,913	$–	$–	$595
81	113	317	282	7,808	1,639
43	122	330	13,318	172,766	169,591
–	–	–	–	3	–
(155)	(77)	(1,439)	–	–	(18)
1,985	2,846	13,121	13,600	180,577	171,807

520	777	3,803	830	11,963	4,647
40	71	224	92	1,682	477
2	3	11	4	95	23
1	1	4	2	33	8
73	84	367	9	173	42
3	6	19	8	171	41
1	2	7	3	54	13
8	5	7	82	322	107
1	1	4	2	35	8
1	3	9	4	74	25
650	953	4,455	1,036	14,602	5,391

(336)	(466)	(1,342)	(406)	(8,313)	(2,174)
(40)	(71)	(224)	(92)	(1,682)	(477)
274	416	2,889	538	4,607	2,740
1,711	2,430	10,232	13,062	175,970	169,067

3,212	6,953	17,725	(589)	(44,829)	(51,944)
–	–	–	–	6	–
73	(11)	480	(11)	10,006	–
11	(518)	(163)	–	(2)	–
(2)	37	–	–	(123)	(6)
–	(131)	–	–	(4,304)	–
(53)	(108)	(2,326)	–	–	–
–	–	–	–	4,738	–
62	–	–	–	1,629	–
3,303	6,222	15,716	(600)	(32,879)	(51,950)

(572)	12,718	(3,227)	2,480	233,937	12,293
–	–	–	–	14	–
16	(207)	196	(56)	4,464	–
–	–	–	–	460	–
–	–	–	–	(265)	–
(361)	–	–	–	(5,750)	–
–	(34)	37	–	–	–
(4)	4	(126)	–	1	–
–	7	–	–	(162)	19
(921)	12,488	(3,120)	2,424	232,699	12,312
2,382	18,710	12,596	1,824	199,820	(39,638)
$4,093	$21,140	$22,828	$14,886	$375,790	$129,429

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2024 (Unaudited)

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Investment Income:
Dividends	$–	$–	$1
Income from affiliated investments	142	695	90
Interest income	9,152	78,330	11,569
Less: foreign taxes withheld	–	–	–
Total Investment Income	9,294	79,025	11,660
Expenses:
Investment advisory fees	566	4,795	334
Administration fees	94	799	111
Trustees' fees	4	38	5
Chief compliance officer fees	2	13	2
Pricing fees	44	87	77
Custodian/wire agent fees	10	74	11
Professional fees	8	69	10
Registration fees	4	22	3
Printing fees	2	14	2
Interest expense on reverse repurchase agreements	–	–	–
Dividend expense on securities sold short	–	–	–
Other expenses	4	30	4
Total Expenses	738	5,941	559
Less:
Waiver of investment advisory fees	(339)	(2,851)	(130)
Waiver of administration fees	(94)	(799)	(111)
Net Expenses	305	2,291	318
Net Investment Income	8,989	76,734	11,342
Net Realized Gain (Loss) on:
Investments	(14,400)	(39,266)	(564)
Securities sold short	–	–	–
Futures contracts	518	1,466	(58)
Foreign currency transactions	–	–	–
Foreign forward currency contracts	–	–	–
Purchased options and swaptions	–	–	–
Foreign capital gains tax	–	–	–
Written options and swaptions	–	–	–
Swap contracts	66	27	–
Net Realized Gain (Loss)	(13,816)	(37,773)	(622)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	27,220	153,561	3,172
Securities sold short	–	–	–
Futures contracts	660	3,177	(63)
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	(108)	(149)	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Foreign forward currency contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	27,772	156,589	3,109
Net Realized and Unrealized Gain (Loss)	13,956	118,816	2,487
Net Increase in Net Assets Resulting from Operations	$22,945	$195,550	$13,829

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Emerging Markets Debt Fund	Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$–	$–	$–	$–	$8,196	$2,636
–	–	1,766	1,084	469	–
65,792	4,002	49,507	94,234	9,186	16,270
(941)	–	–	–	(1)	–
64,851	4,002	51,273	95,318	17,850	18,906

5,289	294	2,721	5,088	5,202	2,102
423	67	544	1,018	434	191
20	3	26	48	21	9
7	1	9	17	7	3
87	2	71	69	10	41
297	3	50	91	11	15
36	6	47	86	37	17
12	2	16	29	13	6
7	1	9	18	7	3
–	–	–	–	–	1,723
–	–	–	–	–	747
17	3	22	40	17	8
6,195	382	3,515	6,504	5,759	4,865

(2,072)	(294)	(1,832)	(2,613)	(5,115)	(1,414)
(423)	(67)	(544)	(1,018)	(434)	(191)
3,700	21	1,139	2,873	210	3,260
61,151	3,981	50,134	92,445	17,640	15,646

(9,161)	(1,740)	2,894	(8,738)	129,971	16,769
–	–	–	–	–	(8,789)
1,504	–	(379)	(93)	27,991	(6,551)
(4,329)	–	–	–	10	9
(2,282)	–	–	–	5,086	14
–	–	–	–	(12,030)	(148)
(38)	–	–	–	–	–
–	–	–	–	3,629	71
(2,649)	–	–	–	(3,354)	(618)
(16,955)	(1,740)	2,515	(8,831)	151,303	757

39,810	6,397	22,482	121,876	46,974	10,803
–	–	–	–	–	(6,668)
(331)	–	(923)	(437)	19,110	(7,714)
–	–	–	–	(2,999)	–
–	–	–	–	7,461	–
(1,083)	–	–	–	2,726	50
(4,217)	–	–	–	(671)	1
1,703	–	–	–	–	20
35,882	6,397	21,559	121,439	72,601	(3,508)
18,927	4,657	24,074	112,608	223,904	(2,751)
$80,078	$8,638	$74,208	$205,053	$241,544	$12,895

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2024 (Unaudited) and the year ended May 31, 2024

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24
Operations:
Net investment income	$7,125	$14,082	$9,642	$21,688
Net realized gain	40,403	68,086	84,190	189,792
Net change in unrealized appreciation	66,253	91,939	87,914	113,633
Net Increase in Net Assets Resulting from Operations	113,781	174,107	181,746	325,113
Distributions:
Class A	(7,212)	(57,834)	—	(58,878)
Total Distributions	(7,212)	(57,834)	—	(58,878)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	16,632	26,475	190,714	89,133
Reinvestment of dividends & distributions	6,617	52,904	—	53,413
Cost of shares redeemed	(50,581)	(101,040)	(167,832)	(499,321)
Net Increase (Decrease) from Class A Transactions	(27,332)	(21,661)	22,882	(356,775)
Net Increase (Decrease) in Net Assets	79,237	94,612	204,628	(90,540)
Net Assets
Beginning of Period	799,089	704,477	1,185,488	1,276,028
End of Period	$878,326	$799,089	$1,390,116	$1,185,488

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24

$12,525	$25,894	$29,627	$69,289	$7,303	$15,929	$1,784	$3,035	$1,936	$3,587
156,900	194,330	337,092	738,658	35,479	113,728	18,021	12,876	10,149	27,238
102,882	205,938	244,441	323,861	186,869	152,716	24,123	34,089	31,556	24,263
272,307	426,162	611,160	1,131,808	229,651	282,373	43,928	50,000	43,641	55,088

(12,473)	(207,397)	(28,191)	(430,045)	(6,237)	(27,659)	(2,048)	(2,676)	(1,948)	(13,208)
(12,473)	(207,397)	(28,191)	(430,045)	(6,237)	(27,659)	(2,048)	(2,676)	(1,948)	(13,208)

47,946	222,293	254,595	530,634	50,904	127,545	15,209	17,859	51,787	10,589
11,812	195,210	27,260	415,004	5,998	26,661	2,016	2,590	1,847	12,395
(266,373)	(453,236)	(782,499)	(1,723,353)	(195,214)	(447,277)	(33,438)	(31,648)	(31,557)	(66,865)
(206,615)	(35,733)	(500,644)	(777,715)	(138,312)	(293,071)	(16,213)	(11,199)	22,077	(43,881)
53,219	183,032	82,325	(75,952)	85,102	(38,357)	25,667	36,125	63,770	(2,001)

1,842,403	1,659,371	4,317,878	4,393,830	1,156,719	1,195,076	247,585	211,460	247,025	249,026
$1,895,622	$1,842,403	$4,400,203	$4,317,878	$1,241,821	$1,156,719	$273,252	$247,585	$310,795	$247,025

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2024 (Unaudited) and the year ended May 31, 2024

	Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund
	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24
Operations:
Net investment income	$4,916	$10,397	$13,399	$20,142	$8,655	$18,696
Net realized gain	50,519	48,354	91,029	72,582	34,780	60,235
Net change in unrealized appreciation (depreciation)	63,905	98,106	212,051	204,732	59,011	37,187
Net Increase in Net Assets Resulting from Operations	119,340	156,857	316,479	297,456	102,446	116,118
Distributions:
Class A	(4,064)	(10,509)	(12,539)	(19,210)	(8,719)	(91,913)
Total Distributions	(4,064)	(10,509)	(12,539)	(19,210)	(8,719)	(91,913)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	46,608	51,948	526,764	413,703	40,241	153,685
Reinvestment of dividends & distributions	3,834	10,024	12,263	18,294	8,562	90,271
Cost of shares redeemed	(89,953)	(176,456)	(182,616)	(258,067)	(99,531)	(316,574)
Net Increase (Decrease) from Class A Transactions	(39,511)	(114,484)	356,411	173,930	(50,728)	(72,618)
Net Increase (Decrease) in Net Assets	75,765	31,864	660,351	452,176	42,999	(48,413)
Net Assets
Beginning of Period	802,878	771,014	1,473,043	1,020,867	732,663	781,076
End of Period	$878,643	$802,878	$2,133,394	$1,473,043	$775,662	$732,663

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund
06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24

$24,830	$63,262	$91,635	$227,671	$1,711	$4,312	$2,430	$6,145
112,294	104,034	243,772	379,649	3,303	8,922	6,222	23,206
83,634	139,825	(127,486)	777,753	(921)	11,227	12,488	29,926
220,758	307,121	207,921	1,385,073	4,093	24,461	21,140	59,277

—	(130,632)	—	(229,297)	—	(3,952)	—	(7,938)
—	(130,632)	—	(229,297)	—	(3,952)	—	(7,938)

274,254	488,264	424,918	671,668	5,592	14,675	5,302	11,823
—	129,137	—	218,632	—	2,620	—	7,937
(554,568)	(887,581)	(701,999)	(1,744,978)	(4,533)	(21,824)	(8,329)	(28,641)
(280,314)	(270,180)	(277,081)	(854,678)	1,059	(4,529)	(3,027)	(8,881)
(59,556)	(93,691)	(69,160)	301,098	5,152	15,980	18,113	42,458

2,024,260	2,117,951	7,717,705	7,416,607	156,418	140,438	276,571	234,113
$1,964,704	$2,024,260	$7,648,545	$7,717,705	$161,570	$156,418	$294,684	$276,571

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2024 (Unaudited) and the year ended May 31, 2024

	Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund
	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24
Operations:
Net investment income	$10,232	$27,599	$13,062	$33,769	$175,970	$313,129
Net realized gain (loss)	15,716	56,687	(600)	(4,690)	(32,879)	(351,217)
Net change in unrealized appreciation (depreciation)	(3,120)	80,878	2,424	16,094	232,699	146,676
Net Increase in Net Assets Resulting from Operations	22,828	165,164	14,886	45,173	375,790	108,588
Distributions:
Class A	—	(30,902)	(13,104)	(33,561)	(169,965)	(303,930)
Total Distributions	—	(30,902)	(13,104)	(33,561)	(169,965)	(303,930)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	43,892	71,131	20,974	46,398	985,145	1,339,426
Reinvestment of dividends & distributions	—	28,098	11,701	30,891	158,577	282,848
Cost of shares redeemed	(156,997)	(282,043)	(64,172)	(224,653)	(473,431)	(1,531,181)
Net Increase (Decrease) from Class A Transactions	(113,105)	(182,814)	(31,497)	(147,364)	670,291	91,093
Net Increase (Decrease) in Net Assets	(90,277)	(48,552)	(29,715)	(135,752)	876,116	(104,249)
Net Assets
Beginning of Period	912,695	961,247	397,223	532,975	7,260,855	7,365,104
End of Period	$822,418	$912,695	$367,508	$397,223	$8,136,971	$7,260,855

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24

$169,067	$166,953	$8,989	$28,452	$76,734	$147,024	$11,342	$23,373
(51,950)	(85,520)	(13,816)	(55,763)	(37,773)	(140,384)	(622)	130
12,312	139,785	27,772	28,657	156,589	24,119	3,109	4,928
129,429	221,218	22,945	1,346	195,550	30,759	13,829	28,431

(86,152)	(245,142)	(9,012)	(28,448)	(76,775)	(147,153)	(10,936)	(23,200)
(86,152)	(245,142)	(9,012)	(28,448)	(76,775)	(147,153)	(10,936)	(23,200)

137,204	202,008	868,417	98,593	269,312	1,072,550	28,641	262,301
81,423	231,739	8,814	27,996	76,587	146,560	10,885	23,059
(155,274)	(476,915)	(887,060)	(308,769)	(371,285)	(1,025,194)	(100,073)	(122,244)
63,353	(43,168)	(9,829)	(182,180)	(25,386)	193,916	(60,547)	163,116
106,630	(67,092)	4,104	(209,282)	93,389	77,522	(57,654)	168,347

1,825,445	1,892,537	382,975	592,257	3,159,355	3,081,833	501,986	333,639
$1,932,075	$1,825,445	$387,079	$382,975	$3,252,744	$3,159,355	$444,332	$501,986

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2024 (Unaudited) and the year ended May 31, 2024

	Emerging Markets Debt Fund		Real Return Fund
	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24
Operations:
Net investment income	$61,151	$118,072	$3,981	$10,986
Net realized gain (loss)	(16,955)	(85,545)	(1,740)	(8,058)
Net change in unrealized appreciation (depreciation)	35,882	152,908	6,397	8,957
Net Increase in Net Assets Resulting from Operations	80,078	185,435	8,638	11,885
Distributions:
Class A	(49,455)	(134,640)	(6,300)	(9,942)
Total Distributions	(49,455)	(134,640)	(6,300)	(9,942)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	107,892	143,558	9,985	59,079
Reinvestment of dividends & distributions	46,191	126,841	5,921	9,618
Cost of shares redeemed	(153,597)	(476,585)	(34,237)	(112,314)
Net Increase (Decrease) from Class A Transactions	486	(206,186)	(18,331)	(43,617)
Net Increase (Decrease) in Net Assets	31,109	(155,391)	(15,993)	(41,674)
Net Assets
Beginning of Period	1,634,921	1,790,312	271,349	313,023
End of Period	$1,666,030	$1,634,921	$255,356	$271,349

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24	06/01/24 to 11/30/24	06/01/23 to 05/31/24

$50,134	$98,239	$92,445	$176,942	$17,640	$36,659	$15,646	$41,402
2,515	(30,091)	(8,831)	(109,071)	151,303	336,444	757	(27,581)
21,559	30,887	121,439	78,639	72,601	45,099	(3,508)	47,489
74,208	99,035	205,053	146,510	241,544	418,202	12,895	61,310

(49,152)	(97,104)	(92,525)	(176,902)	—	(205,115)	—	(33,541)
(49,152)	(97,104)	(92,525)	(176,902)	—	(205,115)	—	(33,541)

300,616	592,493	327,491	934,049	84,894	107,494	39,796	186,765
48,762	95,744	92,215	176,316	—	187,548	—	31,107
(382,311)	(488,429)	(468,370)	(1,263,957)	(269,943)	(563,071)	(126,086)	(242,037)
(32,933)	199,808	(48,664)	(153,592)	(185,049)	(268,029)	(86,290)	(24,165)
(7,877)	201,739	63,864	(183,984)	56,495	(54,942)	(73,395)	3,604

2,225,811	2,024,072	3,975,260	4,159,244	1,701,367	1,756,309	805,347	801,743
$2,217,934	$2,225,811	$4,039,124	$3,975,260	$1,757,862	$1,701,367	$731,952	$805,347

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2024 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2024@	$15.37	$0.14	$2.08	$2.22	$(0.14)	$—	$(0.14)	$17.45	14.52%	$878,326	0.18%	0.47%	1.70%	32%
2024	13.18	0.27	3.04	3.31	(0.26)	(0.86)	(1.12)	15.37	26.05	799,089	0.18	0.47	1.87	77
2023	15.07	0.27	(0.45)	(0.18)	(0.27)	(1.44)	(1.71)	13.18	(0.74)	704,477	0.18	0.47	1.99	88
2022	18.68	0.27	(0.36)	(0.09)	(0.27)	(3.25)	(3.52)	15.07	(1.96)	773,846	0.18	0.47	1.56	76
2021	13.95	0.27	5.57	5.84	(0.29)	(0.82)	(1.11)	18.68	43.39	1,097,320	0.18	0.47	1.70	78
2020	14.73	0.30	0.66	0.96	(0.29)	(1.45)	(1.74)	13.95	5.78	941,086	0.18	0.47	2.02	76
Large Cap Disciplined Equity Fund
Class A
2024@	$11.34	$0.09	$1.63	$1.72	$—	$—	$—	$13.06	15.17%	$1,390,116	0.18%	0.47%	1.53%	55%
2024	9.18	0.18	2.49	2.67	(0.44)	(0.07)	(0.51)	11.34	29.65	1,185,488	0.18	0.47	1.76	137
2023	9.58	0.14	(0.05)	0.09	(0.18)	(0.31)	(0.49)	9.18	1.27	1,276,028	0.17	0.47	1.56	118
2022	12.65	0.15	0.21	0.36	(0.31)	(3.12)	(3.43)	9.58	0.39	1,389,157	0.17	0.47	1.28	146
2021	9.71	0.17	3.73	3.90	(0.21)	(0.75)	(0.96)	12.65	42.00	1,668,804	0.17	0.47	1.51	142
2020	10.27	0.19	0.65	0.84	(0.26)	(1.14)	(1.40)	9.71	7.23	1,380,069	0.18	0.47	1.83	139
Large Cap Index Fund
Class A
2024@	$199.60	$1.45	$29.94	$31.39	$(1.43)	$—	$(1.43)	$229.56	15.79%	$1,895,622	0.04%	0.13%	1.36%	1%
2024	176.71	2.83	43.82	46.65	(2.70)	(21.06)	(23.76)	199.60	28.03	1,842,403	0.04	0.13	1.50	12
2023	201.38	2.94	(0.53)	2.41	(2.94)	(24.14)	(27.08)	176.71	2.39	1,659,371	0.05	0.14	1.62	11
2022	226.91	3.06	(6.83)	(3.77)	(3.13)	(18.63)	(21.76)	201.38	(2.74)	1,919,037	0.04	0.13	1.34	18
2021	163.61	2.89	65.82	68.71	(2.95)	(2.46)	(5.41)	226.91	42.57	2,297,701	0.03	0.12	1.47	20
2020	173.92	3.26	19.13	22.39	(3.34)	(29.36)	(32.70)	163.61	12.48	1,750,464	0.04	0.13	1.87	32
S&P 500 Index Fund
Class A
2024@	$22.25	$0.16	$3.17	$3.33	$(0.15)	$—	$(0.15)	$25.43	15.03%	$4,400,203	0.05%	0.12%	1.35%	2%
2024	19.10	0.32	4.80	5.12	(0.31)	(1.66)	(1.97)	22.25	28.10	4,317,878	0.05	0.12	1.53	6
2023	20.36	0.31	0.11	0.42	(0.30)	(1.38)	(1.68)	19.10	2.82	4,393,830	0.06	0.13	1.66	6
2022	21.82	0.30	(0.22)	0.08	(0.30)	(1.24)	(1.54)	20.36	(0.33)	5,106,116	0.05	0.12	1.33	11
2021	16.13	0.29	6.09	6.38	(0.29)	(0.40)	(0.69)	21.82	40.24	6,251,980	0.04	0.11	1.51	19
2020	14.78	0.31	1.57	1.88	(0.31)	(0.22)	(0.53)	16.13	12.77	4,277,620	0.05	0.12	1.94	34
Extended Market Index Fund
Class A
2024@	$17.56	$0.12	$3.63	$3.75	$(0.10)	$—	$(0.10)	$21.21	21.45%	$1,241,821	0.06%	0.20%	1.25%	9%
2024	14.39	0.21	3.32	3.53	(0.21)	(0.15)	(0.36)	17.56	24.71	1,156,719	0.06	0.20	1.29	34
2023	15.51	0.20	(0.70)	(0.50)	(0.20)	(0.42)	(0.62)	14.39	(3.11)	1,195,076	0.06	0.20	1.37	34
2022	22.89	0.19	(3.90)	(3.71)	(0.21)	(3.46)	(3.67)	15.51	(18.88)	1,453,682	0.05	0.19	0.96	49
2021	14.47	0.18	8.81	8.99	(0.18)	(0.39)	(0.57)	22.89	62.79	1,755,160	0.05	0.19	0.95	58
2020	14.52	0.20	0.39	0.59	(0.20)	(0.44)	(0.64)	14.47	3.88	1,176,664	0.06	0.20	1.35	56
Small Cap Fund
Class A
2024@	$13.27	$0.09	$2.17	$2.26	$(0.11)	$—	$(0.11)	$15.42	17.12%	$273,252	0.41%	0.72%	1.33%	44%
2024	10.83	0.16	2.42	2.58	(0.14)	—	(0.14)	13.27	23.93	247,585	0.44	0.72	1.30	108
2023	12.59	0.15	(0.97)	(0.82)	(0.16)	(0.78)	(0.94)	10.83	(6.73)	211,460	0.44	0.72	1.27	114
2022	18.54	0.15	(1.46)	(1.31)	(0.16)	(4.48)	(4.64)	12.59	(9.62)	227,791	0.44	0.72	0.94	120
2021	11.91	0.15	7.22	7.37	(0.14)	(0.60)	(0.74)	18.54	63.38	287,220	0.44	0.72	0.98	122
2020	13.66	0.16	(0.99)	(0.83)	(0.19)	(0.73)	(0.92)	11.91	(7.04)	228,900	0.45	0.72	1.16	127

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
@	For the six month period ended November 30, 2024. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2024 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Small Cap II Fund
Class A
2024@	$11.32	$0.08	$1.78	$1.86	$(0.09)	$—	$(0.09)	$13.09	16.50%	$310,795	0.39%	0.72%	1.43%	42%
2024	9.67	0.14	2.04	2.18	(0.14)	(0.39)	(0.53)	11.32	22.95	247,025	0.43	0.72	1.37	101
2023	10.58	0.11	(0.60)	(0.49)	(0.12)	(0.30)	(0.42)	9.67	(4.65)	249,026	0.43	0.72	1.12	107
2022	15.16	0.10	(1.51)	(1.41)	(0.10)	(3.07)	(3.17)	10.58	(11.14)	324,229	0.43	0.72	0.75	130
2021	8.95	0.10	6.21	6.31	(0.10)	—	(0.10)	15.16	70.79	509,597	0.43	0.72	0.82	151
2020	9.93	0.09	(0.54)	(0.45)	(0.10)	(0.43)	(0.53)	8.95	(5.20)	312,950	0.44	0.72	0.92	136
Small/Mid Cap Equity Fund
Class A
2024@	$10.28	$0.06	$1.49	$1.55	$(0.05)	$—	$(0.05)	$11.78	15.16%	$878,643	0.40%	0.72%	1.18%	28%
2024	8.57	0.12	1.72	1.84	(0.13)	—	(0.13)	10.28	21.55	802,878	0.41	0.72	1.31	81
2023	10.10	0.14	(0.98)	(0.84)	(0.14)	(0.55)	(0.69)	8.57	(8.40)	771,014	0.41	0.72	1.49	79
2022	14.11	0.12	(0.77)	(0.65)	(0.11)	(3.25)	(3.36)	10.10	(6.47)	944,301	0.42	0.72	1.00	82
2021	9.23	0.10	5.23	5.33	(0.08)	(0.37)	(0.45)	14.11	58.97	1,173,130	0.41	0.72	0.88	88
2020	10.27	0.13	(0.43)	(0.30)	(0.11)	(0.63)	(0.74)	9.23	(3.80)	879,022	0.41	0.72	1.24	111
U.S. Equity Factor Allocation Fund
Class A
2024@	$13.75	$0.10	$2.36	$2.46	$(0.10)	$—	$(0.10)	$16.11	17.96%	$2,133,394	0.01%	0.31%	1.41%	27%
2024	10.90	0.21	2.84	3.05	(0.20)	—	(0.20)	13.75	28.22	1,473,043	0.02	0.32	1.67	50
2023	12.36	0.21	(0.35)	(0.14)	(0.21)	(1.11)	(1.32)	10.90	(0.57)	1,020,867	0.02	0.32	1.91	72
2022	15.37	0.23	0.05	0.28	(0.24)	(3.05)	(3.29)	12.36	0.10	949,390	0.02	0.32	1.61	64
2021	10.67	0.22	4.70	4.92	(0.22)	—	(0.22)	15.37	46.54	1,068,145	0.02	0.32	1.71	72
2020	10.18	0.22	0.51	0.73	(0.24)	—	(0.24)	10.67	7.21	756,195	0.02	0.32	2.03	39
U.S. Managed Volatility Fund
Class A
2024@	$11.56	$0.14	$1.52	$1.66	$(0.14)	$—	$(0.14)	$13.08	14.49%	$775,662	0.20%	0.67%	2.29%	16%
2024	11.23	0.29	1.48	1.77	(0.28)	(1.16)	(1.44)	11.56	16.97	732,663	0.20	0.72	2.55	59
2023	13.13	0.31	(0.76)	(0.45)	(0.31)	(1.14)	(1.45)	11.23	(3.75)	781,076	0.20	0.72	2.52	55
2022	15.29	0.35	0.36	0.71	(0.36)	(2.51)	(2.87)	13.13	4.71	887,170	0.20	0.72	2.47	55
2021	12.17	0.29	3.14	3.43	(0.30)	(0.01)	(0.31)	15.29	28.60	1,115,591	0.20	0.72	2.21	61
2020	13.01	0.33	(0.29)	0.04	(0.31)	(0.57)	(0.88)	12.17	(0.31)	1,216,680	0.20	0.72	2.48	58
Global Managed Volatility Fund
Class A
2024@	$11.60	$0.15	$1.18	$1.33	$—	$—	$—	$12.93	11.47%	$1,964,704	0.24%	0.72%	2.46%	24%
2024	10.66	0.34	1.30	1.64	(0.33)	(0.37)	(0.70)	11.60	15.84	2,024,260	0.24	0.72	3.04	57
2023	11.92	0.32	(0.41)	(0.09)	(0.66)	(0.51)	(1.17)	10.66	(0.62)	2,117,951	0.25	0.72	2.88	67
2022	13.21	0.32	0.26	0.58	(0.31)	(1.56)	(1.87)	11.92	4.25	2,457,371	0.25	0.72	2.49	56
2021	10.88	0.28	2.29	2.57	(0.24)	—	(0.24)	13.21	23.93	2,722,519	0.24	0.72	2.42	53
2020	11.53	0.30	(0.35)	(0.05)	(0.40)	(0.20)	(0.60)	10.88	(1.08)	2,738,825	0.24	0.72	2.57	47
World Equity Ex-US Fund
Class A
2024@	$12.45	$0.15	$0.18	$0.33	$—	$—	$—	$12.78	2.65%	$7,648,545	0.27%	0.63%	2.34%	26%
2024	10.71	0.34	1.75	2.09	(0.35)	—	(0.35)	12.45	19.71	7,717,705	0.28	0.63	2.98	76
2023	11.65	0.36	(0.78)	(0.42)	(0.28)	(0.24)	(0.52)	10.71	(3.47)	7,416,607	0.29	0.64	3.36	107
2022	16.57	0.36	(2.17)	(1.81)	(0.37)	(2.74)	(3.11)	11.65	(12.53)	8,786,841	0.28	0.63	2.52	73
2021	11.67	0.28	4.87	5.15	(0.22)	(0.03)	(0.25)	16.57	44.38	10,497,695	0.29	0.63	1.96	85
2020	12.08	0.22	(0.30)	(0.08)	(0.33)	—	(0.33)	11.67	(1.00)	8,115,314	0.31	0.62	1.80	92

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six month period ended November 30, 2024. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2024 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2024@	$11.31	$0.12	$0.17	$0.29	$—		$—	$—	$11.60	2.56%	$161,570	0.34%	0.81%	2.13%	32%
2024	9.85	0.31	1.44	1.75	(0.29)		—	(0.29)	11.31	17.93	156,418	0.36	0.83	2.93	122
2023	10.75	0.31	(0.61)	(0.30)	(0.28)		(0.32)	(0.60)	9.85	(2.55)	140,438	0.29	0.77	3.11	93
2022	14.56	0.33	(1.76)	(1.43)	(0.28)		(2.10)	(2.38)	10.75	(10.99)	154,699	0.29	0.78	2.64	84
2021	10.05	0.22	4.62	4.84	(0.22)		(0.11)	(0.33)	14.56	48.54	136,932	0.36	0.82	1.78	102
2020	10.31	0.22	(0.16)	0.06	(0.32	)(2)	—	(0.32)	10.05	0.17	101,167	0.35	0.81	2.03	77
World Select Equity Fund
Class A
2024@	$12.31	$0.11	$0.84	$0.95	$—		$—	$—	$13.26	7.72%	$294,684	0.29%	0.67%	1.71%	20%
2024	10.12	0.26	2.27	2.53	(0.24)		(0.10)	(0.34)	12.31	25.26	276,571	0.29	0.64	2.33	79
2023	11.21	0.24	(0.33)	(0.09)	(0.40)		(0.60)	(1.00)	10.12	(0.51)	234,113	0.37	0.70	2.29	63
2022	12.79	0.26	(0.71)	(0.45)	(0.64)		(0.49)	(1.13)	11.21	(4.12)	256,449	0.35	0.67	2.07	60
2021	8.69	0.19	4.41	4.60	(0.50)		—	(0.50)	12.79	54.06	363,533	0.39	0.69	1.79	66
2020	9.38	0.21	(0.51)	(0.30)	(0.39)		—	(0.39)	8.69	(3.86)	476,296	0.37	0.69	2.20	66
Emerging Markets Equity Fund
Class A
2024@	$9.70	$0.11	$0.13	$0.24	$—		$—	$—	$9.94	2.47%	$822,418	0.64%	0.99%	2.28%	28%
2024	8.44	0.26	1.29	1.55	(0.29)		—	(0.29)	9.70	18.66	912,695	0.66	1.03	2.87	71
2023	9.34	0.26	(0.74)	(0.48)	(0.21)		(0.21)	(0.42)	8.44	(4.83)	961,247	0.63	1.19	3.05	61
2022	12.69	0.23	(1.73)	(1.50)	(0.20)		(1.65)	(1.85)	9.34	(13.17)	1,139,272	0.59	1.17	2.03	86
2021	8.37	0.19	4.34	4.53	(0.21)		—	(0.21)	12.69	54.35	1,371,657	0.61	1.18	1.79	90
2020	8.99	0.16	(0.59)	(0.43)	(0.19)		—	(0.19)	8.37	(5.14)	1,008,763	0.63	1.19	1.71	59
Opportunistic Income Fund
Class A
2024@	$8.03	$0.28	$0.05	$0.33	$(0.29)		$—	$(0.29)	$8.07	4.17%	$367,508	0.29%	0.56%	7.06%	19%
2024	7.85	0.55	0.19	0.74	(0.56)		—	(0.56)	8.03	9.78	397,223	0.28	0.55	6.98	37
2023	7.91	0.42	(0.08)	0.34	(0.40)		—	(0.40)	7.85	4.44	532,975	0.25	0.52	5.35	33
2022	8.20	0.21	(0.29)	(0.08)	(0.21)		—	(0.21)	7.91	(0.97)	666,905	0.23	0.52	2.56	45
2021	7.87	0.23	0.32	0.55	(0.22)		—	(0.22)	8.20	7.10	993,299	0.23	0.52	2.83	62
2020	8.24	0.31	(0.33)	(0.02)	(0.35)		—	(0.35)	7.87	(0.22)	975,466	0.24	0.52	3.81	36
Core Fixed Income Fund
Class A
2024@	$8.64	$0.20	$0.23	$0.43	$(0.19)		$—	$(0.19)	$8.88	4.99%	$8,136,971	0.12%	0.37%	4.40%	187%
2024	8.87	0.38	(0.24)	0.14	(0.37)		—	(0.37)	8.64	1.59	7,260,855	0.13	0.37	4.34	311
2023	9.39	0.31	(0.52)	(0.21)	(0.31)		—	(0.31)	8.87	(2.16)	7,365,104	0.12	0.37	3.47	321
2022	10.47	0.18	(1.06)	(0.88)	(0.20)		—	(0.20)	9.39	(8.52)	8,516,949	0.12	0.36	1.77	380
2021	10.96	0.19	(0.07)	0.12	(0.22)		(0.39)	(0.61)	10.47	1.00	9,105,850	0.12	0.36	1.73	386
2020	10.35	0.29	0.74	1.03	(0.31)		(0.11)	(0.42)	10.96	10.18	7,475,630	0.12	0.37	2.77	369
High Yield Bond Fund
Class A
2024@	$7.02	$0.63	$(0.15)	$0.48	$(0.32)		$—	$(0.32)	$7.18	6.97%	$1,932,075	0.29%	0.56%	17.69%	27%
2024	7.11	0.63	0.20	0.83	(0.74)		(0.18)	(0.92)	7.02	12.30	1,825,445	0.29	0.57	8.84	57
2023	8.05	0.55	(0.66)	(0.11)	(0.63)		(0.20)	(0.83)	7.11	(1.20)	1,892,537	0.28	0.56	7.40	42
2022	8.84	0.53	(0.78)	(0.25)	(0.54)		—	(0.54)	8.05	(3.09)	2,262,547	0.28	0.56	6.08	50
2021	7.74	0.47	1.25	1.72	(0.52)		(0.10)	(0.62)	8.84	22.88	2,843,123	0.29	0.55	5.61	78
2020	8.65	0.54	(0.84)	(0.30)	(0.54)		(0.07)	(0.61)	7.74	(3.73)	2,300,321	0.29	0.56	6.48	80

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six month period ended November 30, 2024. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.
(2)	Includes a return of capital of $0.06 per share.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2024 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Long Duration Fund
Class A
2024@	$5.87	$0.15	$0.24	$0.39	$(0.15)	$—	$(0.15)	$6.11	6.60%	$387,079	0.16%	0.39%	4.75%	104%
2024	6.19	0.29	(0.32)	(0.03)	(0.29)	—	(0.29)	5.87	(0.45)	382,975	0.15	0.38	4.85	105
2023	6.87	0.28	(0.68)	(0.40)	(0.28)	—	(0.28)	6.19	(5.82)	592,257	0.14	0.37	4.40	109
2022	8.44	0.26	(1.44)	(1.18)	(0.26)	(0.13)	(0.39)	6.87	(14.66)	709,737	0.14	0.37	3.15	127
2021	9.57	0.28	(0.29)	(0.01)	(0.28)	(0.84)	(1.12)	8.44	(0.79)	1,297,932	0.14	0.37	3.05	105
2020	8.59	0.31	1.41	1.72	(0.31)	(0.43)	(0.74)	9.57	20.85	1,297,733	0.15	0.37	3.46	109
Long Duration Credit Fund
Class A
2024@	$7.76	$0.19	$0.30	$0.49	$(0.19)	$—	$(0.19)	$8.06	6.39%	$3,252,744	0.14%	0.37%	4.79%	40%
2024	8.06	0.38	(0.30)	0.08	(0.38)	—	(0.38)	7.76	1.06	3,159,355	0.15	0.37	4.85	84
2023	8.90	0.36	(0.84)	(0.48)	(0.36)	—	(0.36)	8.06	(5.33)	3,081,833	0.15	0.37	4.42	75
2022	11.10	0.35	(1.88)	(1.53)	(0.35)	(0.32)	(0.67)	8.90	(14.73)	2,827,904	0.14	0.37	3.22	85
2021	11.90	0.36	(0.25)	0.11	(0.37)	(0.54)	(0.91)	11.10	0.52	4,548,557	0.14	0.37	3.08	56
2020	10.42	0.39	1.51	1.90	(0.39)	(0.03)	(0.42)	11.90	18.47	4,066,898	0.15	0.37	3.44	74
Ultra Short Duration Bond Fund
Class A
2024@	$9.90	$0.25	$0.05	$0.30	$(0.24)	$—	$(0.24)	$9.96	3.10%	$444,332	0.14%	0.25%	5.07%	32%
2024	9.79	0.48	0.10	0.58	(0.47)	—	(0.47)	9.90	6.09	501,986	0.15	0.25	4.86	53
2023	9.81	0.26	(0.01)	0.25	(0.27)	—	(0.27)	9.79	2.56	333,639	0.12	0.22	2.68	48
2022	10.02	0.08	(0.20)	(0.12)	(0.09)	—	(0.09)	9.81	(1.22)	523,552	0.12	0.22	0.78	55
2021	9.99	0.10	0.04	0.14	(0.11)	—	(0.11)	10.02	1.45	723,281	0.12	0.22	1.01	79
2020	10.00	0.25	(0.01)	0.24	(0.25)	—	(0.25)	9.99	2.45	580,962	0.12	0.22	2.50	81
Emerging Markets Debt Fund
Class A
2024@	$8.47	$0.31	$0.10	$0.41	$(0.25)	$—	$(0.25)	$8.63	4.93%	$1,666,030	0.44%	0.73%	7.20%	38%
2024	8.26	0.57	0.29	0.86	(0.65)	—	(0.65)	8.47	10.75	1,634,921	0.43	0.78	6.73	102
2023	8.33	0.51	(0.41)	0.10	(0.17)	—	(0.17)	8.26	1.22	1,790,312	0.42	0.95	6.37	82
2022	10.29	0.48	(2.04)	(1.56)	(0.40)	—	(0.40)	8.33	(15.65)	1,973,188	0.41	0.94	5.06	76
2021	9.37	0.48	0.64	1.12	(0.20)	—	(0.20)	10.29	12.04	2,395,679	0.40	0.94	4.72	81
2020	9.66	0.51	(0.46)	0.05	(0.34)	—	(0.34)	9.37	0.28	2,064,146	0.42	0.96	5.25	90
Real Return Fund
Class A
2024@	$9.14	$0.14	$0.15	$0.29	$(0.21)	$—	$(0.21)	$9.22	3.27%	$255,356	0.02%	0.29%	2.97%	16%
2024	9.06	0.33	0.04	0.37	(0.29)	—	(0.29)	9.14	4.25	271,349	0.02	0.29	3.71	45
2023	9.79	0.41	(0.62)	(0.21)	(0.52)	—	(0.52)	9.06	(2.09)	313,023	0.02	0.29	4.48	40
2022	10.23	0.71	(0.50)	0.21	(0.65)	—	(0.65)	9.79	2.06	294,248	0.02	0.29	7.08	36
2021	9.68	0.24	0.45	0.69	(0.14)	—	(0.14)	10.23	7.21	335,816	0.02	0.29	2.41	46
2020	9.60	0.19	0.13	0.32	(0.24)	—	(0.24)	9.68	3.44	297,237	0.02	0.29	1.94	49

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six month period ended November 30, 2024. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended November 30, 2024 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2024@	$9.48	$0.22	$0.12	$0.34	$(0.22)	$—	$(0.22)	$9.60	3.57%	$2,217,934	0.10%		0.32%	4.59%	149%
2024	9.48	0.42	(0.01)	0.41	(0.41)	—	(0.41)	9.48	4.46	2,225,811	0.11		0.33	4.44	284
2023	9.66	0.26	(0.18)	0.08	(0.26)	—	(0.26)	9.48	0.84	2,024,072	0.11		0.32	2.75	238
2022	10.08	0.10	(0.38)	(0.28)	(0.11)	(0.03)	(0.14)	9.66	(2.81)	1,609,322	0.11		0.32	1.01	195
2021	10.13	0.12	0.08	0.20	(0.14)	(0.11)	(0.25)	10.08	1.89	1,526,502	0.11		0.32	1.22	155
2020	9.96	0.23	0.18	0.41	(0.24)	—	(0.24)	10.13	4.14	1,284,697	0.11		0.32	2.35	146
Intermediate Duration Credit Fund
Class A
2024@	$8.69	$0.20	$0.24	$0.44	$(0.20)	$—	$(0.20)	$8.93	5.12%	$4,039,124	0.14%		0.32%	4.53%	61%
2024	8.76	0.38	(0.07)	0.31	(0.38)	—	(0.38)	8.69	3.64	3,975,260	0.15		0.32	4.38	124
2023	9.24	0.32	(0.48)	(0.16)	(0.32)	—	(0.32)	8.76	(1.72)	4,159,244	0.15		0.32	3.62	136
2022	10.61	0.26	(1.24)	(0.98)	(0.26)	(0.13)	(0.39)	9.24	(9.56)	3,468,050	0.15		0.32	2.49	135
2021	10.88	0.29	(0.03)	0.26	(0.29)	(0.24)	(0.53)	10.61	2.30	3,938,939	0.15		0.32	2.62	103
2020	10.10	0.32	0.78	1.10	(0.32)	—	(0.32)	10.88	10.99	3,323,248	0.15		0.32	3.01	134
Dynamic Asset Allocation Fund
Class A
2024@	$21.41	$0.23	$2.91	$3.14	$—	$—	$—	$24.55	14.67%	$1,757,862	0.02%		0.66%	2.03%	10%
2024	19.05	0.42	4.32	4.74	(0.24)	(2.14)	(2.38)	21.41	26.35	1,701,367	0.03		0.67	2.07	2
2023	21.93	0.35	(0.59)	(0.24)	(0.98)	(1.66)	(2.64)	19.05	(0.22)	1,756,309	0.07		0.67	1.79	25
2022	25.07	0.29	0.82	1.11	(1.55)	(2.70)	(4.25)	21.93	3.00	1,883,125	0.08		0.67	1.17	13
2021	19.41	0.30	7.99	8.29	(0.44)	(2.19)	(2.63)	25.07	45.21	2,059,300	0.08		0.66	1.34	17
2020	19.62	0.37	2.02	2.39	(0.61)	(1.99)	(2.60)	19.41	11.85	1,722,704	0.08		0.67	1.83	10
Multi-Asset Real Return Fund
Class A
2024@	$7.35	$0.15	$(0.02)	$0.13	$—	$—	$—	$7.48	1.77%	$731,952	0.85	%(2)	1.27%	4.08%	15%
2024	7.11	0.34	0.17	0.51	(0.27)	—	(0.27)	7.35	7.27	805,347	1.29	(2)	1.71	4.69	44
2023	8.61	0.33	(0.81)	(0.48)	(1.02)	—	(1.02)	7.11	(6.04)	801,743	1.03	(2)	1.44	4.19	96
2022	8.21	0.36	0.84	1.20	(0.80)	—	(0.80)	8.61	15.80	784,563	0.41	(2)	0.82	4.32	54
2021	7.36	0.20	0.83	1.03	(0.18)	—	(0.18)	8.21	14.17	711,205	0.43	(2)	0.84	2.58	63
2020	7.78	0.17	(0.42)	(0.25)	(0.17)	—	(0.17)	7.36	(3.38)	754,191	0.88	(3)	1.30	2.26	53

.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six month period ended November 30, 2024. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.21%.
(3)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.20%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2024 (Unaudited)

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. (the “Subsidiaries”) are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds, respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ official closing price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a collateralized debt obligations/collateralized loan obligations, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty,

sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

SEI Institutional Investments Trust

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

All of the Funds, except the Real Return Fund, hold international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statements of Operations/Consolidated Statements of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations/Consolidated Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities and Consolidated Statements of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Cash Equivalents, as shown on the Schedule of Investments/Consolidated Schedule of Investments, are classified as Investments on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open repurchase agreements as of November 30, 2024, if applicable.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a

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determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open reverse repurchase agreements as of November 30, 2024, if applicable.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2024, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’

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investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2024, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding Master Limited Partnerships, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2024, if applicable.

Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace

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the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its short sale borrowings, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2024, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on SOFR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its

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obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of November 30, 2024, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its delayed delivery transactions,

which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding delayed delivery transactions as of November 30, 2024, if applicable.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will

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succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund as of November 30, 2024. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at November 30, 2024. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclose consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs and

CLOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related

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instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows ($ Thousands):

Emerging Market Debt Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-200	$—	$—	$—	$—	$—	$—
Greater than 200	—	—	—	700	—	700
Total	$—	$—	$—	$700	$—	$700

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Multi-Asset Real Return Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$16,850	$—	$16,850
Greater than 100	—	—	—	—	—	—
Total	$—	$—	$—	$16,850	$—	$16,850

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as of November 30, 2024 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$215	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$215			$—

Large Cap Disciplined Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$480	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	5,096	†
Total derivatives not accounted for as hedging instruments		$480			$5,096

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	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,565	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,565			$—
S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$2,002	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$2,002			$—

Extended Market Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,525	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,525			$—

Small Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$27	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$27			$—

Small Cap II Fund
Equity contracts	Unrealized appreciation on futures contracts	$21	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$21			$—

Small/Mid Cap Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$63	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$63			$—

U.S. Equity Factor Allocation Fund
Equity contracts	Unrealized appreciation on futures contracts	$64	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$64			$—

U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$150	*	Unrealized depreciation on futures contracts	$—
Total derivatives not accounted for as hedging instruments		$150			$—

SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$142	*	Unrealized depreciation on futures contracts	$12	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,904		Unrealized loss on forward foreign currency contracts	1,445
Total derivatives not accounted for as hedging instruments		$5,046			$1,457

World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,371	*	Unrealized depreciation on futures contracts	$411	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	8,090	†
Total derivatives not accounted for as hedging instruments		$ 1,371			$ 8,501

Screened World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$ 28	*	Unrealized depreciation on futures contracts	$ 25	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	179	†
Total derivatives not accounted for as hedging instruments		$ 28			$ 204

World Select Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$44	*	Unrealized depreciation on futures contracts	$209	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,242		Unrealized loss on forward foreign currency contracts	1,233
Total derivatives not accounted for as hedging instruments		$1,286			$1,422

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$64	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$64			$—

Opportunistic Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$52	*
Total derivatives not accounted for as hedging instruments		$—			$52

Core Fixed Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$6,177	*	Unrealized depreciation on futures contracts	$4,426	*
	Unrealized appreciation on swap contracts	187	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$6,364			$4,426

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
High Yield Bond Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$16		Unrealized loss on forward foreign currency contracts	$—
Total derivatives not accounted for as hedging instruments		$16			$—

Long Duration Fund
Interest rate contracts	Unrealized appreciation on future contracts	$727	*	Unrealized depreciation on future contracts	$315	*
	Unrealized appreciation on swap contracts	13	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$740			$315

Long Duration Credit Fund
Interest rate contracts	Unrealized appreciation on future contracts	$3,225	*	Unrealized depreciation on future contracts	$1,203	*
	Unrealized appreciation on swap contracts	41	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$3,266			$1,203

Ultra Short Duration Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$ —	*	Unrealized depreciation on futures contracts	$ 49	*
Total derivatives not accounted for as hedging instruments		$ —			$ 49

Emerging Markets Debt Fund
Interest rate contracts	Unrealized appreciation on future contracts	$1,678	*	Unrealized depreciation on future contracts	$4,365	*
	Unrealized appreciation on swap contracts	576	†	Unrealized depreciation on swap contracts	456	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	22,663		Unrealized loss on forward foreign currency contracts	24,058
Credit contracts	Unrealized appreciation on swap contracts	9	†	Unrealized depreciation on swap contracts	681	†
Total derivatives not accounted for as hedging instruments		$24,926			$29,560

Limited Duration Bond Fund
Interest rate contracts	Unrealized appreciation on future contracts	$269	*	Unrealized depreciation on future contracts	$952	*
Total derivatives not accounted for as hedging instruments		$269			$952

Intermediate Duration Credit Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$442	*	Unrealized depreciation on futures contracts	$735	*
Total derivatives not accounted for as hedging instruments		$442			$735

SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Dynamic Asset Allocation Fund
Interest rate contracts	Unrealized appreciation on swaps contracts	$57,956	†	Unrealized depreciation on swap contracts	$29,895	†
Commodity contracts	Unrealized appreciation on swap contracts	637	†	Unrealized depreciation on swap contracts	—	†
Equity contracts	Unrealized appreciation on futures contracts	27,479	*	Unrealized depreciation on futures contracts	—	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	1,726	†
	Investments, at value**	9,007		Options and swaptions written, at value	6,566
Foreign exchange contracts	Investments, at value**	8,612		Options and swaptions written, at value	4,954
Total derivatives not accounted for as hedging instruments		$103,691			$43,141

Multi-Asset Real Return Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$1,121	*	Unrealized depreciation on futures contracts	$52	*
	Unrealized appreciation on swap contracts	926	†	Unrealized depreciation on swap contracts	99	†
Equity contracts	Unrealized appreciation on futures contracts	—	*	Unrealized depreciation on futures contracts	1,300	*
Credit contracts	Unrealized appreciation on swaps contracts	52	†	Unrealized depreciation on swaps contracts	—	†
Commodity contracts	Unrealized appreciation on futures contracts	3,759	*	Unrealized depreciation on futures contracts	2,879	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	34		Unrealized loss on forward foreign currency contracts	—
Total derivatives not accounted for as hedging instruments		$5,892			$4,330

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

** Includes purchased options and/or swaptions.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended November 30, 2024.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$1,152	$—	$—	$1,152
Total	$—	$—	$1,152	$—	$—	$1,152

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$2,478	$—	$14,634	$17,112
Total	$—	$—	$2,478	$—	$14,634	$17,112

Large Cap Index Fund
Equity contracts	$—	$—	$3,135	$—	$—	$3,135
Total	$—	$—	$3,135	$—	$—	$3,135

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
S&P 500 Index Fund
Equity contracts	$—	$—	$8,844	$—	$—	$8,844
Total	$—	$—	$8,844	$—	$—	$8,844

Extended Market Index Fund
Equity contracts	$—	$—	$3,607	$—	$—	$3,607
Total	$—	$—	$3,607	$—	$—	$3,607

Small Cap Fund
Equity contracts	$—	$—	$863	$—	$—	$863
Total	$—	$—	$863	$—	$—	$863

Small Cap II Fund
Equity contracts	$—	$—	$694	$—	$—	$694
Total	$—	$—	$694	$—	$—	$694

Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$1,281	$—	$—	$1,281
Total	$—	$—	$1,281	$—	$—	$1,281

U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$2,237	$—	$—	$2,237
Total	$—	$—	$2,237	$—	$—	$2,237

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$819	$—	$—	$819
Total	$—	$—	$819	$—	$—	$819

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$542	$—	$542
Equity contracts	—	—	1,397	—	—	1,397
Total	$—	$—	$1,397	$542	$—	$1,939

World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$107	$—	$107
Equity contracts	—	—	2,911	—	(1,829)	1,082
Total	$—	$—	$2,911	$107	$(1,829)	$1,189

Screened World Equity Ex-US Fund
Foreign exchange contracts	$—	$—	$—	$(2)	$—	$(2)
Equity contracts	—	—	73	—	62	135
Total	$—	$—	$73	$(2)	$62	$133

World Select Equity Fund
Foreign exchange contracts	$(131)	$—	$—	$37	$—	$(94)
Equity contracts	—	—	(11)	—	—	(11)
Total	$(131)	$—	$(11)	$37	$—	$(105)

Emerging Markets Equity Fund
Foreign exchange contracts	$—	$—	$—	$—	$—	$—
Equity contracts	—	—	480	—	—	480
Total	$—	$—	$480	$—	$—	$480

Opportunistic Income Fund
Interest rate contracts	$—	$—	$(11)	$—	$—	$(11)
Total	$—	$—	$(11)	$—	$—	$(11)

Core Fixed Income Fund
Interest rate contracts	$(4,304)	$4,738	$10,006	$—	$216	$10,656
Foreign exchange contracts	—	—	—	(123)	—	(123)
Credit contracts	—	—	—	—	1,413	1,413
Total	$(4,304)	$4,738	$10,006	$(123)	$1,629	$11,946

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$(6)	$—	$(6)
Total	$—	$—	$—	$(6)	$—	$(6)

SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Long Duration Fund
Interest rate contracts	$—	$—	$518	$—	$66	$584
Total	$—	$—	$518	$—	$66	$584

Long Duration Credit Fund
Interest rate contracts	$—	$—	$1,466	$—	$27	$1,493
Total	$—	$—	$1,466	$—	$27	$1,493

Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$(58)	$—	$—	$(58)
Total	$—	$—	$(58)	$—	$—	$(58)

Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$1,504	$—	$(2,006)	$(502)
Foreign exchange contracts	—	—	—	(2,282)	—	(2,282)
Credit contracts	—	—	—	—	(643)	(643)
Total	$—	$—	$1,504	$(2,282)	$(2,649)	$(3,427)

Limited Duration Bond Fund
Interest rate contracts	—	—	(379)	—	—	(379)
Total	$—	$—	$(379)	$—	$—	$(379)

Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$(93)	$—	$—	$(93)
Total	$—	$—	$(93)	$—	$—	$(93)

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$(2,287)	$(2,287)
Foreign exchange contracts	(4,999)	332	—	5,086	—	419
Equity contracts	(7,031)	3,297	27,991	—	(748)	23,509
Commodity contracts	—	—	—	—	(319)	(319)
Total	$(12,030)	$3,629	$27,991	$5,086	$(3,354)	$21,322

Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(1,819)	$—	$(538)	$(2,357)
Foreign exchange contracts	—	—	—	14	—	14
Credit contracts	—	—	—	—	(80)	(80)
Equity contracts	(148)	71	(1,804)	—	—	(1,881)
Commodity contracts	—	—	(2,928)	—	—	(2,928)
Total	$(148)	$71	$(6,551)	$14	$(618)	$(7,232)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$50	$—	$—	$50
Total	$—	$—	$50	$—	$–	$50

Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$223	$—	$(8,859)	$(8,636)
Total	$—	$—	$223	$—	$(8,859)	$(8,636)

Large Cap Index Fund
Equity contracts	$—	$—	$843	$—	$—	$843
Total	$—	$—	$843	$—	$–	$843

S&P 500 Index Fund
Equity contracts	$—	$—	$540	$—	$—	$540
Total	$—	$—	$540	$—	$–	$540

Extended Market Index Fund
Equity contracts	$—	$—	$825	$—	$—	$825
Total	$—	$—	$825	$—	$–	$825

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Fund
Equity contracts	$—	$—	$(69)	$—	$—	$(69)
Total	$—	$—	$(69)	$—	$–	$(69)

Small Cap II Fund
Equity contracts	$—	$—	$(40)	$—	$—	$(40)
Total	$—	$—	$(40)	$—	$–	$(40)

Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$(63)	$—	$—	$(63)
Total	$—	$—	$(63)	$—	$–	$(63)

U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$(161)	$—	$—	$(161)
Total	$—	$—	$(161)	$—	$–	$(161)

U.S. Managed Volatility Fund
Equity contracts	$—	$—	$6	$—	$—	$6
Total	$—	$—	$6	$—	$–	$6

Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$—	$4,132	$—	$4,132
Equity contracts	—	—	142	—	—	142
Total	$—	$—	$142	$4,132	$–	$4,274

World Equity Ex-US Fund
Equity contracts	$—	$—	$571	$—	$(15,223)	$(14,652)
Total	$—	$—	$571	$—	$(15,223)	$(14,652)

Screened World Equity Ex-US Fund
Equity contracts	$—	$—	$3	$—	$—	$3
Total	$—	$—	$3	$—	$–	$3

World Select Equity Fund
Foreign exchange contracts	$—	$—	$—	$7	$—	$7
Equity contracts	—	—	(207)	—	—	(207)
Total	$—	$—	$(207)	$7	$–	$(200)

Emerging Markets Equity Fund
Equity contracts	$—	$—	$64	$—	$—	$64
Total	$—	$—	$64	$—	$–	$64

Opportunistic Income Fund
Interest rate contracts	$—	$—	$(56)	$—	$—	$(56)
Total	$—	$—	$(56)	$—	$–	$(56)

Core Fixed Income Fund
Interest rate contracts	$460	$(265)	$4,464	$—	$(5,599)	$(940)
Foreign exchange contracts	—	—	—	(162)	—	(162)
Credit contracts	—	—	—	—	(151)	(151)
Total	$460	$(265)	$4,464	$(162)	$(5,750)	$(1,253)

High Yield Bond Fund
Foreign exchange contracts	$—	$—	$—	$19	$—	$19
Total	$—	$—	$—	$19	$–	$19

Long Duration Fund
Interest rate contracts	$—	$—	$660	$—	$(108)	$552
Total	$—	$—	$660	$—	$(108)	$552

Long Duration Credit Fund
Interest rate contracts	$—	$—	$3,177	$—	$(149)	$3,028
Total	$—	$—	$3,177	$—	$(149)	$3,028

Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$(63)	$—	$—	$(63)
Total	$—	$—	$(63)	$—	$–	$(63)

SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$(331)	$—	$(1,039)	$(1,370)
Foreign exchange contracts	—	—	—	1,703	—	1,703
Credit contracts	—	—	—	—	(44)	(44)
Total	$—	$—	$(331)	$1,703	$(1,083)	$289

Limited Duration Bond Fund
Interest rate contracts	$—	$—	$(923)	$—	$—	$(923)
Total	$—	$—	$(923)	$—	$–	$(923)

Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$(293)	$—	$—	$(293)
Equity contracts	—	—	(144)	—	—	(144)
Total	$—	$—	$(437)	$—	$–	$(437)

Dynamic Asset Allocation Fund
Interest rate contracts	$—	$—	$—	$—	$7,117	$7,117
Foreign exchange contracts	3,066	1,377	—	—	—	4,443
Equity contracts	(6,065)	6,084	19,110	—	(1,726)	17,403
Commodity contracts	—	—	—	—	(2,665)	(2,665)
Total	$(2,999)	$7,461	$19,110	$—	$2,726	$26,298

Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$1,184	$—	$(137)	$1,047
Foreign exchange contracts	—	—	—	20	—	20
Credit contracts	—	—	—	—	187	187
Equity contracts	—	—	(925)	—	—	(925)
Commodity contracts	—	—	(7,973)	—	—	(7,973)
Total	$—	$—	$(7,714)	$20	$50	$(7,644)

The following table discloses the average quarterly balances of the Funds' derivative activity during the period ended November 30, 2024 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund
Futures Contracts:
Average Notional Balance Long	$10,993	$34,888	$38,740	$85,893	$20,577
Total Return Swaps
Average Notional Balance Long	–	40,670	–	–	–
Average Notional Balance Short	–	–	–	–	–

	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$2,041	$1,247	$4,000	$15,422	$4,636

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	World Select Equity Fund
Futures Contracts:
Average Notional Balance Long	$15,951	$112,183	$4,233	$9,582
Average Notional Balance Short	–	–	–	2,101
Forward Foreign Currency Contracts:
Average Notional Balance Long	445,502	–	–	156,725
Average Notional Balance Short	445,851	–	–	156,715
Total Return Swaps
Average Notional Balance Long	–	14,114	104	–
Average Notional Balance Short	–	–	70	–

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund
Futures Contracts:
Average Notional Balance Long	$13,058	$–	$1,774,043	$–
Average Notional Balance Short	–	7,574	306,702	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	7,665	1,087
Average Notional Balance Short	–	–	7,797	1,088
Credit Default Swaps:
Average Notional Balance Sell Protection	–	–	125,136	–
Interest Rate Swaps
Average Notional Balance	–	–	134,750	–
Options/Swaptions:
Average Notional Balance Long†	–	–	139	–
Average Notional Balance Short†	–	–	323	–

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$48,231	$323,791	$–	$57,517
Average Notional Balance Short	17,922	74,449	3,352	26,600
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	1,619,925
Average Notional Balance Short	–	–	–	1,621,007
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	1,821
Average Notional Balance Sell Protection	–	–	–	25
Interest Rate Swaps
Average Notional Balance	918	2,882	–	387,344

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Average Notional Balance Long	$93,280	$99,371	$391,633	$66,076
Average Notional Balance Short	61,370	65,383	–	51,161
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	1,703
Average Notional Balance Short	–	–	–	1,698
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	265
Average Notional Balance Sell Protection	–	–	–	16,850
Total Return Swaps
Average Notional Balance Long	–	–	22	–
Average Notional Balance Short	–	–	6,777	–
Interest Rate Swaps
Average Notional Balance	–	–	7,734,568	11,583
Options/Swaptions:
Average Notional Balance Long†	–	–	14,679	–
Average Notional Balance Short†	–	–	8,771	–

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to

SEI Institutional Investments Trust

unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Fund’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin, and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of November 30, 2024 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Large Cap Disciplined Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$—	$—	$—	$—	$—	$5,096	$—	$5,096	$(5,096)	$—	$(5,096)
Total Over the Counter	$—	$—	$—	$—	$—	$—	$5,096	$—	$5,096

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$556	$—	$—	$556	$—	$—	$—	$—	$—	$556	$—	$556
BNP Paribas	701	—	—	701	—	—	—	—	—	701	—	701
Brown Brothers Harriman	351	—	—	351	248	—	—	—	248	103	—	103
Standard Chartered	3,150	—	—	3,150	1,197	—	—	—	1,197	1,953	—	1,953
Westpac Banking	146	—	—	146	—	—	—	—	—	146	—	146
Total Over the Counter	$4,904	$—	$—	$4,904	$1,445	$—	$—	$—	$1,445

	Financial Derivative Assets				Financial Derivative Liabilities
World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$—	$—	$—	$—	$8,090	$—	$8,090	$(8,090)	$—	$(8,090)
Total Over the Counter	$—	$—	$—	$—	$—	$—	$8,090	$—	$8,090

	Financial Derivative Assets				Financial Derivative Liabilities
Screened World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$—	$—	$—	$—	$179	$—	$—	$179	$—	$179
Total Over the Counter	$—	$—	$—	$—	$—	$—	$179	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
World Select Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$205	$—	$—	$205	$20	$—	$—	$—	$20	$185	$—	$185
BNP Paribas	107	—	—	107	133	—	—	—	133	(26)	—	(26)
Brown Brothers Harriman	60	—	—	60	57	—	—	—	57	3	—	3
Standard Chartered	861	—	—	861	840	—	—	—	840	21	—	21
Westpac Banking	9	—	—	9	183	—	—	—	183	(174)	—	(174)
Total Over the Counter	$1,242	$—	$—	$1,242	$1,233	$—	$—	$—	$1,233

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$16	$—	$—	$16	$—	$—	$—	$—	$—	$16	$—	$16
Total Over the Counter	$16	$—	$—	$16	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
ALFSTAD CAPITAL	$23	$—	$—	$23	$—	$—	$—	$—	$—	$23	$—	$23
Bank of America	1,135	—	3	1,138	807	—	—	—	807	331	—	331
Barclays PLC	3,140	—	—	3140	2,573	—	—	—	2,573	567	—	567
BNP Paribas	631	—	—	631	725	—	355	—	1,080	(449)	—	(449)
Citigroup	5,362	—	108	5,470	8,360	—	—	—	8,360	(2,890)	—	(2,890)
Deutsche Bank	194	—	—	194	42	—	—	—	42	152	—	152
Goldman Sachs	4,890	—	—	4,890	3,742	—	—	—	3,742	1,148	—	1,148

SEI Institutional Investments Trust

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
JPMorgan Chase Bank	3,810	—	1	3,811	3,196	—	34	—	3,230	581	—	581
Midland Walwyn Capital	190	—	—	190	483	—	—	—	483	(293)	—	(293)
Morgan Stanley	254	—	579	833	296	—	88	—	384	449	—	449
SCB Securities	225	—	—	225	100	—	—	—	100	125	—	125
Standard Bank	2,727	—	—	2,727	3,195	—	—	—	3,195	(468)	—	(468)
Standard Chartered	—	—	—	—	1	—	—	—	1	(1)	—	(1)
State Street	82	—	—	82	538	—	—	—	538	(456)	—	(456)
Total Over the Counter	$22,663	$—	$691	$23,362	$24,058	$—	$477	$—	$24,535

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$9,007	$—	9,007	$—	$6,566	$—	$—	$6,566	$2,441	$—	$2,441
Goldman Sachs	—	—	637	637	—	—	1,726	—	1,726	(1,089)	—	(1,089)
Total Over the Counter	$—	$9,007	$637	$9,644	$—	$6,566	$1,726	$—	$8,292

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Real Return Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Brown Brothers Harriman	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
RBS	34	—	—	34	—	—	—	—	—	34	—	34
Total Over the Counter	$34	$—	$—	$34	$—	$—	$—	$—	—

(1) Excess collateral pledged is not shown for financial reporting purposes.

(2) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2024 ($ Thousands)	% of Total Net Assets at November 30, 2024
DAA Commodity Strategy Subsidiary, Ltd.	January 28, 2014	$280,201	15.9%
MARR Commodity Strategy Subsidiary, Ltd.	June 27, 2013	$140,920	19.3%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the period ended November 30, 2024, the Administrator has voluntarily agreed to waive all of its fees. The Funds’ Administrator may discontinue all or part of these voluntary waivers at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.16%
Large Cap Disciplined Equity Fund	0.40	0.17
Large Cap Index Fund	0.05	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.41
Small Cap II Fund	0.65	0.37
Small/Mid Cap Equity Fund	0.65	0.39
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund(1)	0.55	0.18
Global Managed Volatility Fund	0.65	0.22
World Equity Ex-US Fund	0.55	0.24
Screened World Equity Ex-US Fund	0.65	0.23
World Select Equity Fund	0.55	0.22
Emerging Markets Equity Fund	0.85	0.55
Opportunistic Income Fund	0.45	0.23
Core Fixed Income Fund	0.30	0.09
High Yield Bond Fund	0.4875	0.27
Long Duration Fund	0.30	0.12
Long Duration Credit Fund	0.30	0.13
Ultra Short Duration Bond Fund	0.15	0.10
Emerging Markets Debt Fund(2)	0.60	0.38
Real Return Fund	0.22	0.00
Limited Duration Bond Fund	0.25	0.09
Intermediate Duration Credit Fund	0.25	0.13
Dynamic Asset Allocation Fund	0.60	0.01
Multi-Asset Real Return Fund	0.55	0.18

(1) Prior to September 1, 2024, the advisory fee for the U.S. Managed Volatility Fund was 0.65%.

(2) Prior to September 1, 2024, the advisory fee for the Emerging Markets Debt Fund was 0.65%.

As of November 30, 2024, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

Acadian Asset Management LLC

Copeland Capital Management, LLC

Cullen Capital Management LLC

Fred Alger Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Large Cap Disciplined Equity Fund

Acadian Asset Management LLC

Brandywine Global Investment Management, LLC

Copeland Capital Management, LLC

Mackenzie Investments Corporation

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Axiom Investors LLC

EAM Investors, LLC

Los Angeles Capital Management LLC

LSV Asset Management*

Martingale Asset Management, L.P.

Small Cap II Fund

Copeland Capital Management, LLC

EAM Investors, LLC

Easterly Investment Partners LLC

Leeward Investments, LLC

Los Angeles Capital Management LLC

Small/Mid Cap Equity Fund

Axiom Investors LLC

Copeland Capital Management, LLC

Geneva Capital Management LLC

Jackson Creek Investment Advisors LLC

LSV Asset Management*

U.S. Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management, LLC

Allspring Global Investments, LLC

LSV Asset Management*

World Equity Ex-US Fund

Acadian Asset Management LLC

Brickwood Asset Management LLP

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

Lazard Asset Management LLC

Pzena Investment Management, LLC

Screened World Equity Ex-US Fund

Acadian Asset Management LLC

Brickwood Asset Management LLP

SEI Institutional Investments Trust

Lazard Asset Management LLC

World Select Equity Fund

Brickwood Asset Management LLP

Lazard Asset Management LLC

LSV Asset Management*

Poplar Forest Capital LLC

Rhicon Currency Management Pte Ltd.

PineStone Asset Management, Inc.

Towle & Co.

Emerging Markets Equity Fund

Causeway Capital Management LLC

JOHCM (USA) Inc.

Robeco Institutional Asset Management US Inc.

RWC Asset Advisers (US) LLC

WCM Investment Management, LLC

Opportunistic Income Fund

Ares Capital Management II, LLC

Manulife Investment Management (US) LLC

Wellington Management Company, LLP

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

High Yield Bond Fund

Ares Capital Management II, LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Long Duration Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

Metropolitan West Asset Management, LLC

Long Duration Credit Fund

Income Research + Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Ultra Short Duration Bond Fund

MetLife Investment Management, LLC

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Limited

Grantham, Mayo, van Otterloo & Co. LLC

Marathon Asset Management, L.P.

Ninety One UK Limited

Neuberger Berman Investment Advisers, LLC

Limited Duration Bond Fund

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Intermediate Duration Credit Fund

Income Research + Management

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

Columbia Management Investment Advisers, LLC

Franklin Advisers, Inc.

UBS Asset Management (Americas) LLC

* Affiliated

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, Global Managed Volatility, U.S. Managed Volatility and World Select Equity Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2024, were as follows ($ Thousands):

Large Cap Fund	$111
Small Cap Fund	197
Small/Mid Cap Equity Fund	524
U.S. Managed Volatility Fund	458
Global Managed Volatility Fund	1,048
World Select Equity Fund	19

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced,

SEI Institutional Investments Trust

which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended November 30, 2024, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the period ended November 30, 2024, the Trust did not participate in the program.

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the six month period ended November 30, 2024 (Unaudited) and the year ended May 31, 2024.

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund
	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024
Class A:
Shares Issued	1,038	1,834	15,848	8,468	227	1,145	10,848	25,459
Shares Issued in Lieu of Dividends and Distributions	411	3,771	—	5,199	56	1,081	1,150	20,752
Shares Redeemed	(3,097)	(7,077)	(13,952)	(48,178)	(1,255)	(2,386)	(33,026)	(82,203)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(1,648)	(1,472)	1,896	(34,511)	(972)	(160)	(21,028)	(35,992)

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024
Class A:
Shares Issued	2,805	7,915	1,162	1,512	4,396	1,031	4,385	5,455
Shares Issued in Lieu of Dividends and Distributions	330	1,629	150	212	161	1,173	363	1,064
Shares Redeemed	(10,469)	(26,718)	(2,253)	(2,583)	(2,644)	(6,136)	(8,264)	(18,376)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(7,334)	(17,174)	(941)	(859)	1,913	(3,932)	(3,516)	(11,857)

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

	U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund
	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024
Class A:
Shares Issued	36,591	32,666	3,349	13,281	22,864	43,659	33,751	57,956
Shares Issued in Lieu of Dividends and Distributions	842	1,504	722	8,309	—	11,866	—	18,607
Shares Redeemed	(12,138)	(20,703)	(8,140)	(27,807)	(45,418)	(79,734)	(55,066)	(149,339)
Total Increase (Decrease) in Shares Derived from Class A Transactions	25,295	13,467	(4,069)	(6,217)	(22,554)	(24,209)	(21,315)	(72,776)

	Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund
	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024
Class A:
Shares Issued	486	1,386	420	1,101	4,453	7,780	2,611	5,862
Shares Issued in Lieu of Dividends and Distributions	—	244	—	692	—	3,105	1,470	3,930
Shares Redeemed	(389)	(2,056)	(659)	(2,461)	(15,775)	(30,738)	(7,990)	(28,228)
Total Increase (Decrease) in Shares Derived from Class A Transactions	97	(426)	(239)	(668)	(11,322)	(19,853)	(3,909)	(18,436)

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund
	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024
Class A:
Shares Issued	109,974	153,864	19,310	28,416	143,337	16,683	33,194	135,746
Shares Issued in Lieu of Dividends and Distributions	17,833	32,652	11,400	32,629	1,443	4,717	9,528	18,759
Shares Redeemed	(51,430)	(176,305)	(21,771)	(67,137)	(146,620)	(51,800)	(46,446)	(129,513)
Total Increase (Decrease) in Shares Derived from Class A Transactions	76,377	10,211	8,939	(6,092)	(1,840)	(30,400)	(3,724)	24,992

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024
Class A:
Shares Issued	2,878	26,722	12,525	17,001	1,085	6,523	31,363	62,669
Shares Issued in Lieu of Dividends and Distributions	1,094	2,339	5,373	15,119	651	1,079	5,081	10,110
Shares Redeemed	(10,087)	(12,416)	(17,725)	(56,062)	(3,723)	(12,460)	(40,054)	(51,530)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(6,115)	16,645	173	(23,942)	(1,987)	(4,858)	(3,610)	21,249

	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024	6/1/2024 to 11/30/2024 (Unaudited)	6/1/2023 to 5/31/2024
Class A:
Shares Issued	37,024	107,455	3,784	5,293	5,369	25,990
Shares Issued in Lieu of Dividends and Distributions	10,344	20,344	—	9,718	—	4,400
Shares Redeemed	(52,606)	(144,871)	(11,662)	(27,738)	(17,058)	(33,609)
Total Decrease in Shares Derived from Class A Transactions	(5,238)	(17,072)	(7,878)	(12,727)	(11,689)	(3,219)

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2024, were as follows:

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$258,333	$258,333
Sales	—	286,977	286,977
Large Cap Disciplined Equity Fund
Purchases	—	659,508	659,508
Sales	—	653,915	653,915
Large Cap Index Fund
Purchases	—	23,764	23,764
Sales	—	220,058	220,058
S&P 500 Index Fund
Purchases	—	72,353	72,353
Sales	—	548,694	548,694
Extended Market Index Fund
Purchases	—	98,780	98,780
Sales	—	232,482	232,482
Small Cap Fund
Purchases	—	115,225	115,225
Sales	—	128,335	128,335
Small Cap II Fund
Purchases	—	135,698	135,698
Sales	—	111,684	111,684
Small/Mid Cap Equity Fund
Purchases	—	228,005	228,005
Sales	—	258,338	258,338
U.S. Equity Factor Allocation Fund
Purchases	—	855,848	855,848
Sales	—	503,352	503,352
U.S. Managed Volatility Fund
Purchases	—	120,333	120,333
Sales	—	164,930	164,930
Global Managed Volatility Fund
Purchases	—	470,766	470,766
Sales	—	741,574	741,574
World Equity Ex-US Fund
Purchases	—	1,957,491	1,957,491
Sales	—	2,275,103	2,275,103
Screened World Equity Ex-US Fund
Purchases	—	49,128	49,128
Sales	—	49,580	49,580
World Select Equity Fund
Purchases	—	55,813	55,813
Sales	—	54,918	54,918
Emerging Markets Equity Fund
Purchases	—	237,672	237,672
Sales	—	335,476	335,476
Opportunistic Income Fund
Purchases	3,845	36,112	39,957
Sales	3,473	63,326	66,799
Core Fixed Income Fund
Purchases	13,052,766	2,727,703	15,780,469
Sales	11,986,995	3,032,303	15,019,298
High Yield Bond Fund
Purchases	6,680	454,186	460,866
Sales	278	380,642	380,920
Long Duration Fund
Purchases	312,891	73,950	386,841
Sales	305,229	114,060	419,289
Long Duration Credit Fund
Purchases	864,061	399,946	1,264,007

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Sales	808,414	488,294	1,296,708
Ultra Short Duration Bond Fund
Purchases	36,828	74,475	111,303
Sales	35,123	129,140	164,263
Emerging Markets Debt Fund
Purchases	1,947	598,284	600,231
Sales	11,194	604,548	615,742
Real Return Fund
Purchases	42,544	—	42,544
Sales	59,900	—	59,900
Limited Duration Bond Fund
Purchases	2,739,950	541,266	3,281,216
Sales	2,748,974	533,853	3,282,827
Intermediate Duration Credit Fund
Purchases	1,560,079	845,332	2,405,411
Sales	1,552,339	864,266	2,416,605
Dynamic Asset Allocation Fund
Purchases	—	130,641	130,641
Sales	—	223,198	223,198
Multi-Asset Real Return Fund
Purchases	54,803	46,347	101,150
Sales	201,962	110,681	312,643

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have investments in commodity linked derivatives through wholly owned Cayman Island subsidiaries (CFCs). On March 19, 2019, The Treasury published final regulation allows regulated investment companies investing in CFCs to treat the required income inclusion as qualifying income.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

	Distributable Earnings (Accumulated Losses) ($ Thousands)	Paid-in- Capital ($ Thousands)
Extended Market Index Fund	$(8)	$8
U.S. Equity Factor Allocation Fund	5	(5)
Global Managed Volatility Fund	8	(8)

SEI Institutional Investments Trust

	Distributable Earnings (Accumulated Losses) ($ Thousands)	Paid-in- Capital ($ Thousands)
Screened World Equity Ex-US Fund	(33)	33
Emerging Markets Debt Fund	(17,828)	17,828

The tax character of dividends and distributions paid during the last two years or periods ended May 31, were as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2024	$16,817	$41,017	$—	$57,834
2023	14,010	71,794	—	85,804
Large Cap Disciplined Equity Fund
2024	50,974	7,904	—	58,878
2023	24,660	41,628	—	66,288
Large Cap Index Fund
2024	25,250	182,147	—	207,397
2023	29,659	203,175	—	232,834
S&P 500 Index Fund
2024	70,080	359,965	—	430,045
2023	71,949	323,137	—	395,086
Extended Market Index Fund
2024	16,212	11,447	—	27,659
2023	17,382	35,909	—	53,291
Small Cap Fund
2024	2,676	—	—	2,676
2023	2,901	13,653	—	16,554
Small Cap II Fund
2024	4,729	8,479	—	13,208
2023	3,326	8,143	—	11,469
Small/Mid Cap Equity Fund
2024	10,509	—	—	10,509
2023	12,559	48,189	—	60,748
U.S. Equity Factor Allocation Fund
2024	19,210	—	—	19,210
2023	23,120	73,896	—	97,016
U.S. Managed Volatility Fund
2024	20,701	71,212	—	91,913
2023	21,199	76,327	—	97,526
Global Managed Volatility Fund
2024	68,009	62,623	—	130,632
2023	135,718	100,125	—	235,843
World Equity Ex-US Fund
2024	229,297	—	—	229,297
2023	203,931	173,898	—	377,829

Screened World Equity Ex-US Fund
2024	3,952	—	—	3,952
2023	4,024	4,454	—	8,478
World Select Equity Fund
2024	5,631	2,307	—	7,938
2023	9,257	13,269	—	22,526
Emerging Markets Equity Fund
2024	30,902	—	—	30,902
2023	25,486	25,411	—	50,897

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Opportunistic Income Fund
2024	$33,561	$—	$—	$33,561
2023	27,938	—	—	27,938
Core Fixed Income Fund
2024	303,930	—	—	303,930
2023	271,106	—	—	271,106
High Yield Bond Fund
2024	245,142	—	—	245,142
2023	223,479	—	—	223,479
Long Duration Fund
2024	28,448	—	—	28,448
2023	27,758	—	—	27,758
Long Duration Credit Fund
2024	147,153	—	—	147,153
2023	125,785	—	—	125,785
Ultra Short Duration Bond Fund
2024	23,200	—	—	23,200
2023	10,522	—	—	10,522
Emerging Markets Debt Fund
2024	134,640	—	—	134,640
2023	37,104	—	—	37,104
Real Return Fund
2024	9,942	—	—	9,942
2023	16,360	—	—	16,360
Limited Duration Bond Fund
2024	97,104	—	—	97,104
2023	47,742	—	—	47,742
Intermediate Duration Credit Fund
2024	176,902	—	—	176,902
2023	132,474	—	—	132,474
Dynamic Asset Allocation Fund
2024	22,062	183,053	—	205,115
2023	106,410	119,465	—	225,875
Multi-Asset Real Return Fund
2024	33,541	—	—	33,541
2023	96,101	—	—	96,101

As of May 31, 2024, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$15,485	$33,905	$—	$—	$—	$245,585	$1	$294,976
Large Cap Disciplined Equity Fund	6,642	123,537	—	—	—	301,176	(7)	431,348
Large Cap Index Fund	10,747	61,082	—	—	—	1,414,927	—	1,486,756
S&P 500 Index Fund	17,623	540,527	—	—	—	2,713,884	(1)	3,272,033
Extended Market Index Fund	2,256	91,853	—	—	—	332,655	1	426,765
Small Cap Fund	2,164	—	(3,648)	—	—	39,450	1	37,967
Small Cap II Fund	4,753	11,301	—	—	—	46,091	(1)	62,144
Small/Mid Cap Equity Fund	9,673	11,124	—	—	—	157,824	—	178,621
U.S. Equity Factor Allocation Fund	20,499	45,609	—	—	—	331,778	—	397,886
U.S. Managed Volatility Fund	10,658	21,065	—	—	—	121,964	2	153,689
Global Managed Volatility Fund	53,284	35,737	—	—	—	139,272	(1)	228,292
World Equity Ex-US Fund	150,633	—	(163,130)	—	—	1,036,917	—	1,024,420
Screened World Equity Ex-US Fund	1,773	—	(311)	—	—	12,692	1	14,155

SEI Institutional Investments Trust

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
World Select Equity Fund	$5,559	$9,147	$—	$—	$—	$50,448	$1	$65,155
Emerging Markets Equity Fund	22,556	16,971	—	—	—	66,560	(1)	106,086
Opportunistic Income Fund	13,217	—	(47,350)	—	—	(3,424)	—	(37,557)
Core Fixed Income Fund	25,751	—	(1,133,904)	—	—	(427,852)	(31,109)	(1,567,114)
High Yield Bond Fund	61,832	—	(435,190)	—	—	(259,542)	(15,394)	(648,294)
Long Duration Fund	171	—	(134,444)	—	—	(52,711)	(2,376)	(189,360)
Long Duration Credit Fund	12,277	—	(323,189)	—	—	(487,375)	(14,889)	(813,176)
Ultra Short Duration Bond Fund	2,120	—	(8,712)	—	—	(3,663)	(2,084)	(12,339)
Emerging Markets Debt Fund	18,415	—	(361,713)	—	—	(114,766)	(23,730)	(481,794)
Real Return Fund	3,661	—	(9,409)	—	—	(11,691)	2	(17,437)
Limited Duration Bond Fund	8,771	—	(68,297)	—	—	(16,619)	(9,153)	(85,298)
Intermediate Duration Credit Fund	82	—	(315,098)	—	—	(233,102)	(890)	(549,008)
Dynamic Asset Allocation Fund	19,802	295,901	—	—	—	870,524	(1)	1,186,226
Multi-Asset Real Return Fund	20,125	—	(109,945)	—	—	(82,104)	4	(171,920)

Post-October losses represent losses realized on investment transactions from November 1, 2023 through May 31, 2024 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. Other temporary differences are primarily consist of straddle loss deferrals and dividend payable.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Small Cap Fund	$3,648	$–	$3,648
World Equity Ex-US Fund	163,130	–	163,130
Screened World Equity Ex-US Fund	311	–	311
Opportunistic Income Fund	–	47,350	47,350
Core Fixed Income Fund	451,017	682,887	1,133,904
High Yield Bond Fund	26,687	408,503	435,190
Long Duration Fund	30,126	104,318	134,444
Long Duration Credit Fund	69,836	253,353	323,189
Ultra Short Duration Bond Fund	2,752	5,960	8,712
Emerging Markets Debt Fund	193,840	167,873	361,713
Real Return Fund	1,845	7,564	9,409
Limited Duration Bond Fund	25,280	43,017	68,297
Intermediate Duration Credit Fund	67,433	247,665	315,098
Multi-Asset Real Return Fund	65,652	44,293	109,945

* During the year ended May 31, 2024, the funds listed below utilized capital loss carryforwards to offset capital gains ($Thousands):

Extended Market Index Fund	$6,420
Small Cap Fund	12,629
Small/Mid Cap Equity Fund	18,020
World Equity Ex-US Fund	339,898
Screened World Equity Ex-US Fund	7,899
World Select Equity Fund	4,061
Emerging Markets Equity Fund	36,409

For Federal income tax purposes, the cost of investments owned at November 30, 2024, and the net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2024, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$553,176	$335,860	$(12,771)	$323,089
Large Cap Disciplined Equity Fund	983,902	417,436	(9,146)	408,290
Large Cap Index Fund	361,821	1,545,790	(14,896)	1,530,894
S&P 500 Index Fund	1,358,935	3,066,220	(36,189)	3,030,031
Extended Market Index Fund	671,672	666,375	(99,342)	567,033
Small Cap Fund	206,319	76,692	(9,560)	67,132
Small Cap II Fund	227,243	90,575	(7,025)	83,550

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Small/Mid Cap Equity Fund	$650,255	$259,337	$(30,454)	$228,883
U.S. Equity Factor Allocation Fund	1,567,441	571,115	(22,551)	548,564
U.S. Managed Volatility Fund	590,167	195,568	(12,480)	183,088
Global Managed Volatility Fund	1,743,221	288,203	(64,935)	223,268
World Equity Ex-US Fund	6,468,338	1,333,502	(314,407)	1,019,095
Screened World Equity Ex-US Fund	145,965	22,361	(9,500)	12,861
World Select Equity Fund	220,721	79,559	(13,166)	66,393
Emerging Markets Equity Fund	729,414	175,454	(81,518)	93,936
Opportunistic Income Fund	374,018	4,198	(5,172)	(974)
Core Fixed Income Fund	9,170,973	67,503	(236,454)	(168,951)
High Yield Bond Fund	1,956,495	130,832	(135,624)	(4,792)
Long Duration Fund	402,697	6,086	(22,415)	(16,329)
Long Duration Credit Fund	3,537,497	27,904	(327,840)	(299,936)
Ultra Short Duration Bond Fund	442,478	1,898	(2,369)	(471)
Emerging Markets Debt Fund	1,618,902	61,244	(96,978)	(35,734)
Real Return Fund	254,283	850	(2,849)	(1,999)
Limited Duration Bond Fund	2,474,014	13,330	(7,467)	5,863
Intermediate Duration Credit Fund	4,157,103	50,574	(152,494)	(101,920)
Dynamic Asset Allocation Fund	431,204	977,072	(7,914)	969,158
Multi-Asset Real Return Fund	593,552	121,119	(6,794)	114,325

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of May 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency

SEI Institutional Investments Trust

movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Current Market Condition Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value

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due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Derivatives Risk — The Fund’s use of futures contracts, forwards contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts, options and swaps is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The Fund’s use of may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets

SEI Institutional Investments Trust

for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investing in Limited Recourse Obligations Risk — Collateralized debt obligation (CDO) and collateralized loan obligation (CLO) securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CDOs and CLOs, the Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CDO or CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CDO and CLO securities will depend on the performance and characteristics of the related underlying collateral.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of

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November 30, 2024 (Unaudited)

1940, as amended (“the 1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues

SEI Institutional Investments Trust

from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Emerging Markets Debt and Multi-Asset Real Return Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of

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NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2024 (Unaudited)

the agreement, entering into the agreement will lower the Fund’s yield.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social Investment Criteria Risk — The Screened World Equity Ex-US Fund’s portfolio is subject to certain social investment criteria, including its anti-BDS approach. As a result, the Sub-Advisers will avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

SEI Institutional Investments Trust

11. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, LP, and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

During the six month period ended November 30, 2024, the Funds discontinued using the Securities Lending Program.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of November 30, 2024, SPTC held of record the following:

Fund	% Held
Large Cap Fund	53%
Large Cap Disciplined Equity Fund	69%
Large Cap Index Fund	59%
S&P 500 Index Fund	69%
Extended Market Index Fund	72%
Small Cap Fund	41%
Small Cap II Fund	43%
Small/Mid Cap Equity Fund	61%
U.S. Equity Factor Allocation Fund	78%
U.S. Managed Volatility Fund	29%
Global Managed Volatility Fund	57%
World Equity Ex-US Fund	68%
Screened World Equity Ex-US Fund	82%
World Select Equity Fund	100%
Emerging Markets Equity Fund	55%
Opportunistic Income Fund	86%
Core Fixed Income Fund	63%
High Yield Bond Fund	66%
Long Duration Fund	88%
Long Duration Credit Fund	64%
Ultra Short Duration Bond Fund	64%
Emerging Markets Debt Fund	65%
Real Return Fund	70%
Limited Duration Bond Fund	65%
Intermediate Duration Credit Fund	66%
Dynamic Asset Allocation Fund	74%
Multi-Asset Real Return Fund	80%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

13. NEW ACCOUNTING PRONOUNCEMENT

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments

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NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Concluded)

November 30, 2024 (Unaudited)

in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

SEI Institutional Investments Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

Certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the first half of the Trust’s fiscal year on June 24-26, 2024 and September 9-11, 2024. In each case, he Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and

SEI Institutional Investments Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the initial approval or renewal of the Sub-Advisory Agreements.

Performance. In determining whether to approve or renew the Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser’s managed sleeve of the applicable Fund(s) relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported the approval or renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Fund as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Investments Trust

Additionally, at a meeting held on June 24-26, 2024, the Board approved a reduction in contractual investment advisory fees for the Emerging Markets Debt Fund and U.S. Managed Volatility Fund, which went into effect as of September 1, 2024.

SEI Institutional Investments Trust

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SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION NOVEMBER 30, 2024

Robert A. Nesher, Chairman

Trustees

William M. Doran

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive

P.O. Box 1100

Oaks, Pennsylvania 19456

SEI-F-120 (11/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on October 16, 2024, shareholders of the SEI Institutional Investments Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continues to serve as a Trustee.

Proposal 1-To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	1,644,246,383	12,864,844	N/A	N/A
Dennis J. McGonigle	1,644,246,383	12,864,844	N/A	N/A
Nina Lesavoy	1,644,246,383	12,864,844	N/A	N/A
James M. Williams	1,644,246,383	12,864,844	N/A	N/A
James B. Taylor	1,644,246,383	12,864,844	N/A	N/A
Susan C. Cote	1,644,246,383	12,864,844	N/A	N/A
Christine Reynolds	1,644,246,383	12,864,844	N/A	N/A
Thomas Melendez	1,644,246,383	12,864,844	N/A	N/A
Eli Powell Niepoky	1,644,246,383	12,864,844	N/A	N/A
Kimberly Walker	1,644,246,383	12,864,844	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: February 7, 2025

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: February 7, 2025